UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05972
Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2017—April 30, 2018
Item 1: Reports to Shareholders

Semiannual Report | April 30, 2018

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
European Stock Index Fund.	7
Pacific Stock Index Fund.	30
About Your Fund’s Expenses.	51
Trustees Approve Advisory Arrangements.	53
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Global stocks hit record highs early in the six months ended April 30, 2018, but market sentiment turned sharply in early February and volatility spiked amid investor concerns about a tightening labor market, inflation risk, and tariffs.

• For the period, Vanguard European Stock Index Fund returned 2.48%, while Vanguard Pacific Stock Index Fund returned 4.40%. (All returns are for Investor Shares.)

• Both funds trailed their benchmark indexes, in part because of fair-value pricing adjustments (see the Glossary). They exceeded the average returns of their respective peer groups.

• The biggest contributions in the European fund came from the United Kingdom and France, which have the largest representations in the portfolio. Markets in Germany and Switzerland ended down, detracting slightly from the fund’s returns.

• For the Pacific fund, Singaporean stocks returned more than 12%, while Japan advanced more than 5%. Returns were positive in all Pacific markets represented in the fund.

Total Returns: Six Months Ended April 30, 2018
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	2.48%
FTSE Europe ETF Shares
Market Price	2.41
Net Asset Value	2.55
Admiral™ Shares	2.56
Institutional Shares	2.56
Institutional Plus Shares	2.62
FTSE Developed Europe All Cap Index	2.99
European Region Funds Average	1.59
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Pacific Stock Index Fund
Investor Shares	4.40%
FTSE Pacific ETF Shares
Market Price	4.44
Net Asset Value	4.55
Admiral Shares	4.54
Institutional Shares	4.52
FTSE Developed Asia Pacific All Cap Index	5.51
Japan/Pacific Region Funds Average	3.98
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index Fund	0.26%	0.10%	0.10%	0.08%	0.07%	1.43%
Pacific Stock Index Fund	0.26	0.10	0.10	0.08	—	1.02

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor
Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus
Shares; and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and
0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region
Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
			Total Returns
		Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

4

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,339,442,601	69,365,078	97.1%
Emerson U. Fullwood	2,338,836,617	69,971,063	97.1%
Amy Gutmann	2,339,842,903	68,964,776	97.1%
JoAnn Heffernan Heisen	2,332,323,293	76,484,386	96.8%
F. Joseph Loughrey	2,331,093,587	77,714,092	96.8%
Mark Loughridge	2,331,742,523	77,065,156	96.8%
Scott C. Malpass	2,339,621,962	69,185,717	97.1%
F. William McNabb III	2,335,834,840	72,972,840	97.0%
Deanna Mulligan	2,342,264,462	66,543,217	97.2%
André F. Perold	2,331,307,170	77,500,510	96.8%
Sarah Bloom Raskin	2,341,521,293	67,286,386	97.2%
Peter F. Volanakis	2,331,354,993	77,452,686	96.8%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
European Stock Index Fund	213,765,244	6,668,685	8,088,788	48,445,258	77.2%
Pacific Stock Index Fund	70,268,160	3,698,765	2,883,920	13,911,924	77.4%

5

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
European Stock Index Fund	214,905,093	6,455,955	7,161,668	48,445,258	77.6%
Pacific Stock Index Fund	70,755,807	3,663,654	2,431,384	13,911,924	78.0%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
European Stock Index Fund	24,119,130	13,684,158	190,719,428	48,445,258	8.7%
Pacific Stock Index Fund	9,714,084	4,959,947	62,176,814	13,911,924	10.7%

6

European Stock Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%	0.07%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	1,298	1,276	5,981
Median Market Cap	$42.0B	$42.0B	$26.8B
Price/Earnings Ratio	14.8x	14.9x	14.5x
Price/Book Ratio	1.8x	1.8x	1.7x
Return on Equity	12.3%	12.3%	12.2%
Earnings Growth
Rate	6.0%	6.0%	10.0%
Dividend Yield	3.2%	3.2%	2.8%
Turnover Rate
(Annualized)	2%	—	—
Short-Term
Reserves	-0.4%	—	—

Volatility Measures
		FTSE
	Spliced	Global
	European	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.98	0.86
Beta	0.96	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	2.8%
Nestle SA	Food Products	2.2
HSBC Holdings plc	Banks	1.9
Novartis AG	Pharmaceuticals	1.6
Roche Holding AG	Pharmaceuticals	1.5
Unilever	Personal Products	1.4
BP plc	Integrated Oil & Gas	1.3
TOTAL SA	Integrated Oil & Gas	1.3
British American
Tobacco plc	Tobacco	1.1
Allianz SE	Full Line Insurance	1.0
Top Ten		16.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Europe ETF
Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares.

7

European Stock Index Fund

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.0%	7.0%	7.5%
Consumer Goods	17.6	17.6	15.8
Consumer Services	7.0	7.0	8.8
Financials	22.8	22.8	25.5
Health Care	11.6	11.6	7.5
Industrials	15.2	15.2	14.9
Oil & Gas	7.4	7.4	6.6
Technology	4.4	4.4	6.8
Telecommunications	3.4	3.4	3.5
Utilities	3.6	3.6	3.1

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe
United Kingdom	29.2%	29.1%	12.4%
France	15.6	15.5	6.6
Germany	14.8	14.8	6.3
Switzerland	11.5	11.6	4.9
Netherlands	5.5	5.5	2.3
Spain	5.1	5.1	2.2
Italy	4.7	4.7	2.0
Sweden	4.6	4.6	2.0
Denmark	2.6	2.7	1.1
Belgium	1.9	1.9	0.8
Finland	1.8	1.8	0.8
Norway	1.4	1.4	0.6
Other	1.3	1.3	0.6
Subtotal	100.0%	100.0%	42.6%
Pacific	0.0%	0.0%	29.9%
Emerging Markets	0.0%	0.0%	20.9%
North America	0.0%	0.0%	6.3%
Middle East	0.0%	0.0%	0.3%

8

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007, Through April 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	15.99%	6.78%	2.38%
FTSE Europe ETF Shares	3/4/2005
Market Price		16.00	6.97	2.46
Net Asset Value		16.19	6.95	2.53
Admiral Shares	8/13/2001	16.19	6.94	2.52
Institutional Shares	5/15/2000	16.23	6.96	2.55
Institutional Plus Shares	12/5/2014	16.28	—	4.87[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1]Austria †		152,628	0.6%

Belgium
Anheuser-Busch InBev SA/NV	1,814,418	180,235	0.7%
Belgium—Other †		296,054	1.2%
		476,289	1.9%
Denmark
Novo Nordisk A/S Class B	4,205,333	197,768	0.8%
2 Denmark—Other †		477,782	1.8%
		675,550	2.6%

Finland †		455,777	1.8%

France
TOTAL SA	5,393,302	338,982	1.3%
LVMH Moet Hennessy Louis Vuitton SE	594,192	206,788	0.8%
^ Sanofi	2,608,281	206,219	0.8%
BNP Paribas SA	2,578,537	199,063	0.8%
Airbus SE	1,305,317	153,224	0.6%
^ AXA SA	4,516,355	129,163	0.5%
Schneider Electric SE	1,265,687	114,729	0.5%
^ Danone SA	1,400,202	113,426	0.4%
2 France—Other †		2,503,067	9.8%
		3,964,661	15.5%
Germany
Allianz SE	1,044,249	246,992	1.0%
SAP SE	2,173,338	241,473	0.9%
Bayer AG	1,977,670	236,373	0.9%
Siemens AG	1,817,733	230,845	0.9%

10

European Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
BASF SE	2,188,783	227,731	0.9%
Daimler AG	2,303,929	181,133	0.7%
Deutsche Telekom AG	7,728,171	135,272	0.5%
adidas AG	472,670	116,169	0.5%
2 Germany—Other †		2,152,449	8.4%
		3,768,437	14.7%

[1]Ireland †		105,536	0.4%

Italy
Intesa Sanpaolo SPA (Registered)	32,392,802	123,222	0.5%
Enel SPA	18,627,266	118,167	0.5%
Eni SPA	5,966,493	116,637	0.5%
UniCredit SPA	5,331,593	115,590	0.4%
2 Italy—Other †		722,728	2.8%
		1,196,344	4.7%
Netherlands
Unilever NV	3,613,736	207,173	0.8%
ASML Holding NV	971,289	184,920	0.7%
ING Groep NV	9,287,569	156,502	0.6%
2 Netherlands—Other †		857,496	3.4%
		1,406,091	5.5%

[2]Norway †		352,790	1.4%

Portugal †		82,475	0.3%

Spain
Banco Santander SA	38,001,128	245,525	0.9%
Banco Bilbao Vizcaya Argentaria SA	15,941,328	129,000	0.5%
2 Spain—Other †		912,828	3.6%
		1,287,353	5.0%

[2]Sweden †		1,170,143	4.6%

Switzerland
Nestle SA	7,405,015	573,667	2.2%
Novartis AG	5,198,090	400,119	1.6%
Roche Holding AG	1,680,689	373,428	1.5%
UBS Group AG	8,310,404	139,489	0.5%
Cie Financiere Richemont SA	1,216,823	115,670	0.5%
Zurich Insurance Group AG	358,653	114,567	0.4%
Roche Holding AG (Bearer)	40,242	9,164	0.0%
2 Switzerland—Other †		1,226,615	4.8%
		2,952,719	11.5%
United Kingdom
HSBC Holdings plc	47,910,609	477,000	1.9%
BP plc	46,048,674	342,050	1.3%
Royal Dutch Shell plc Class A	9,367,996	325,926	1.3%
Royal Dutch Shell plc Class B	9,071,587	323,847	1.3%
British American Tobacco plc	5,299,613	290,672	1.1%
GlaxoSmithKline plc	11,543,362	231,529	0.9%
AstraZeneca plc	3,026,145	211,839	0.8%

11

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Diageo plc		5,800,084	206,918	0.8%
Vodafone Group plc		63,662,720	185,783	0.7%
Prudential plc		6,174,615	158,775	0.6%
Unilever plc		2,761,193	154,882	0.6%
Rio Tinto plc		2,782,017	151,637	0.6%
Lloyds Banking Group plc		170,468,425	151,198	0.6%
Glencore plc		27,827,926	134,048	0.5%
Reckitt Benckiser Group plc		1,486,930	116,648	0.5%
Barclays plc		40,555,984	115,630	0.5%
Shire plc		2,125,437	113,180	0.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,503,547	52,615	0.2%
British American Tobacco plc ADR		161,443	8,818	0.0%
[1,2] United Kingdom—Other †			3,660,428	14.3%
			7,413,423	29.0%
Total Common Stocks (Cost $27,239,527)			25,460,216	99.5%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.886%	9,984,786	998,479	3.9%

6U.S. Government and Agency Obligations †			13,560	0.1%
Total Temporary Cash Investments (Cost $1,012,048)			1,012,039	4.0%[3]
Total Investments (Cost $28,251,575)			26,472,255	103.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,376
Receivables for Investment Securities Sold			15,375
Receivables for Accrued Income			160,858
Receivables for Capital Shares Issued			2,017
Variation Margin Receivable—Futures Contracts			387
Unrealized Appreciation—Forward Currency Contracts			4,197
Other Assets [5,7]			8,135
Total Other Assets			192,345	0.8%
Liabilities
Payables for Investment Securities Purchased			(1,987)
Collateral for Securities on Loan			(1,001,231)
Payables for Capital Shares Redeemed			(2,767)
Payables to Vanguard			(13,775)
Unrealized Depreciation—Forward Currency Contracts			(6,893)
Other Liabilities			(64,313)
Total Liabilities			(1,090,966)	(4.3%)
Net Assets			25,573,634	100.0%

12

European Stock Index Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	27,685,286
Undistributed Net Investment Income	166,000
Accumulated Net Realized Losses	(494,627)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,779,320)
Futures Contracts	2,898
Forward Currency Contracts	(2,696)
Foreign Currencies	(3,907)
Net Assets	25,573,634

Investor Shares—Net Assets
Applicable to 21,284,343 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	679,471
Net Asset Value Per Share—Investor Shares	$31.92

ETF Shares—Net Assets
Applicable to 318,046,830 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,902,500
Net Asset Value Per Share—ETF Shares	$59.43

Admiral Shares—Net Assets
Applicable to 66,449,551 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,939,988
Net Asset Value Per Share—Admiral Shares	$74.34

Institutional Shares—Net Assets
Applicable to 26,939,661 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	854,069
Net Asset Value Per Share—Institutional Shares	$31.70

13

European Stock Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 1,395,031 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	197,606
Net Asset Value Per Share—Institutional Plus Shares	$141.65

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $909,512,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was
$462,167,000, representing 1.8% of net assets.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,001,231,000 of collateral received for securities on loan, of which $998,377,000 is held in Vanguard Market Liquidity
Fund and $2,854,000 is held in cash.
6 Securities with a value of $7,075,000 have been segregated as initial margin for open futures contracts.
7 Cash of $4,180,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2018	1,671	70,137	1,522
FTSE 100 Index	June 2018	403	41,408	1,376
				2,898

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

14

European Stock Index Fund

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/20/18	EUR	93,478	USD	115,977	(2,638)
Barclays Bank plc	6/20/18	GBP	39,228	USD	54,899	(756)
JPMorgan Chase Bank, N.A.	6/20/18	EUR	40,642	USD	50,198	(922)
Credit Suisse International	6/20/18	GBP	21,166	USD	29,930	(717)
Goldman Sachs International	6/20/18	EUR	15,764	USD	19,594	(481)
Bank of America, N.A.	6/20/18	EUR	13,391	USD	16,585	(349)
Toronto-Dominion Bank	6/20/18	GBP	7,340	USD	10,470	(339)
Deutsche Bank AG	6/20/18	EUR	8,099	USD	10,104	(284)
JPMorgan Chase Bank, N.A.	6/20/18	GBP	6,485	USD	9,106	(155)
UBS AG	6/20/18	GBP	6,482	USD	9,042	(96)
Morgan Stanley Capital Services LLC	6/20/18	GBP	3,903	USD	5,542	(156)
BNP Paribas	6/20/18	USD	71,889	EUR	58,567	879
JPMorgan Chase Bank, N.A.	6/20/18	USD	62,191	EUR	49,996	1,573
Bank of America, N.A.	6/20/18	USD	42,838	GBP	30,614	585
JPMorgan Chase Bank, N.A.	6/20/18	USD	35,079	GBP	24,703	983
Deutsche Bank AG	6/20/18	USD	10,510	EUR	8,523	177
						2,696
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At April 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $2,207,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

15

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends[1]	394,659
Interest [2]	443
Securities Lending—Net	5,384
Total Income	400,486
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,527
Management and Administrative—Investor Shares	749
Management and Administrative—ETF Shares	6,498
Management and Administrative—Admiral Shares	1,745
Management and Administrative—Institutional Shares	232
Management and Administrative—Institutional Plus Shares	43
Marketing and Distribution—Investor Shares	61
Marketing and Distribution—ETF Shares	496
Marketing and Distribution—Admiral Shares	133
Marketing and Distribution—Institutional Shares	9
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,090
Shareholders’ Reports and Proxy—Investor Shares	16
Shareholders’ Reports and Proxy—ETF Shares	434
Shareholders’ Reports and Proxy—Admiral Shares	40
Shareholders’ Reports and Proxy—Institutional Shares	2
Shareholders’ Reports and Proxy—Institutional Plus Shares	—
Trustees’ Fees and Expenses	8
Total Expenses	13,084
Net Investment Income	387,402
Realized Net Gain (Loss)
Investment Securities Sold [2]	225,712
Futures Contracts	(8,390)
Forward Currency Contracts	2,200
Foreign Currencies	2,962
Realized Net Gain (Loss)	222,484
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(27,370)
Futures Contracts	(4,194)
Forward Currency Contracts	389
Foreign Currencies	(1,884)
Change in Unrealized Appreciation (Depreciation)	(33,059)
Net Increase (Decrease) in Net Assets Resulting from Operations	576,827

1 Dividends are net of foreign withholding taxes of $42,587,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $325,000, ($11,000), and $56,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	387,402	567,396
Realized Net Gain (Loss)	222,484	278
Change in Unrealized Appreciation (Depreciation)	(33,059)	3,968,447
Net Increase (Decrease) in Net Assets Resulting from Operations	576,827	4,536,121
Distributions
Net Investment Income
Investor Shares	(6,380)	(17,979)
ETF Shares	(187,925)	(409,188)
Admiral Shares	(48,572)	(116,545)
Institutional Shares	(8,307)	(18,620)
Institutional Plus Shares	(1,990)	(3,247)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(253,174)	(565,579)
Capital Share Transactions
Investor Shares	(31,273)	(52,062)
ETF Shares	796,505	4,559,972
Admiral Shares	115,152	270,199
Institutional Shares	85,062	40,847
Institutional Plus Shares	72,654	(710)
Net Increase (Decrease) from Capital Share Transactions	1,038,100	4,818,246
Total Increase (Decrease)	1,361,753	8,788,788
Net Assets
Beginning of Period	24,211,881	15,423,093
End of Period[1]	25,573,634	24,211,881
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $166,000,000 and $28,810,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.44	$25.27	$27.98	$29.05	$30.42	$24.69
Investment Operations
Net Investment Income	. 452[1]	.827[1]	.881	.866	1.235[2]	.830
Net Realized and Unrealized Gain (Loss)
on Investments	.319	6.109	(2.738)	(1.058)	(1.380)	5.800
Total from Investment Operations	.771	6.936	(1.857)	(.192)	(.145)	6.630
Distributions
Dividends from Net Investment Income	(. 291)	(.766)	(. 853)	(. 878)	(1.225)	(. 900)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 291)	(.766)	(. 853)	(. 878)	(1.225)	(. 900)
Net Asset Value, End of Period	$31.92	$31.44	$25.27	$27.98	$29.05	$30.42

Total Return[3]	2.48%	27.77%	-6.63%	-0.77%	-0.73%	27.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$679	$701	$608	$730	$782	$868
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.78%	2.81%	3.35%	3.05%	4.12%[2]	3.02%
Portfolio Turnover Rate [4]	2%	4%	6%	13%	7%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications
Inc. in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$58.54	$47.05	$52.09	$54.08	$56.64	$46.01
Investment Operations
Net Investment Income	. 902[1]	1.567[1]	1.717	1.691	2.384[2]	1.626
Net Realized and Unrealized Gain (Loss)
on Investments	.580	11.434	(5.094)	(1.970)	(2.577)	10.787
Total from Investment Operations	1.482	13.001	(3.377)	(.279)	(.193)	12.413
Distributions
Dividends from Net Investment Income	(.592)	(1.511)	(1.663)	(1.711)	(2.367)	(1.783)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.592)	(1.511)	(1.663)	(1.711)	(2.367)	(1.783)
Net Asset Value, End of Period	$59.43	$58.54	$47.05	$52.09	$54.08	$56.64

Total Return	2.55%	27.98%	-6.43%	-0.62%	-0.60%	27.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,903	$17,880	$10,533	$15,578	$11,676	$12,061
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.94%	2.97%	3.51%	3.19%	4.26%[2]	3.16%
Portfolio Turnover Rate [3]	2%	4%	6%	13%	7%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications
Inc. in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$73.23	$58.85	$65.16	$67.64	$70.85	$57.54
Investment Operations
Net Investment Income	1.126[1]	2.016 [1]	2.151	2.113	2.983 [2]	2.026
Net Realized and Unrealized Gain (Loss)
on Investments	.724	14.251	(6.379)	(2.454)	(3.233)	13.503
Total from Investment Operations	1.850	16.267	(4.228)	(.341)	(.250)	15.529
Distributions
Dividends from Net Investment Income	(.740)	(1.887)	(2.082)	(2.139)	(2.960)	(2.219)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.740)	(1.887)	(2.082)	(2.139)	(2.960)	(2.219)
Net Asset Value, End of Period	$74.34	$73.23	$58.85	$65.16	$67.64	$70.85

Total Return[3]	2.56%	27.99%	-6.48%	-0.61%	-0.61%	27.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,940	$4,754	$3,609	$4,137	$3,949	$3,340
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.94%	2.97%	3.51%	3.19%	4.26%[2]	3.16%
Portfolio Turnover Rate [4]	2%	4%	6%	13%	7%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications
Inc. in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.23	$25.10	$27.79	$28.85	$30.21	$24.54
Investment Operations
Net Investment Income	. 487[1]	. 873[1]	.921	.910	1.282[2]	.871
Net Realized and Unrealized Gain (Loss)
on Investments	.302	6.068	(2.719)	(1.048)	(1.371)	5.755
Total from Investment Operations	.789	6.941	(1.798)	(.138)	(.089)	6.626
Distributions
Dividends from Net Investment Income	(. 319)	(. 811)	(. 892)	(. 922)	(1.271)	(. 956)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 319)	(. 811)	(. 892)	(. 922)	(1.271)	(. 956)
Net Asset Value, End of Period	$31.70	$31.23	$25.10	$27.79	$28.85	$30.21

Total Return	2.56%	28.00%	-6.46%	-0.58%	-0.55%	27.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$854	$756	$574	$867	$1,006	$901
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.96%	2.99%	3.53%	3.22%	4.29%[2]	3.19%
Portfolio Turnover Rate [3]	2%	4%	6%	13%	7%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications
Inc. in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
Six Months				Dec. 5,	Nov. 1,	May 17,
	Ended	Year Ended		2014[3] to	2013 to	2013[1] to
For a Share Outstanding Throughout	April 30	October 31,		Oct. 31,	Mar. 17,	Oct. 31,
Each Period	2018	2017	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$139.48	$112.09	$124.09	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	2.358 [4]	3.910 [4]	4.121	3.878	2.253[5]	2.257
Net Realized and Unrealized Gain (Loss)
on Investments	1.250	27.110	(12.133)	(7.151)	2.866	9.966
Total from Investment Operations	3.608	31.020	(8.012)	(3.273)	5.119	12.223
Distributions
Dividends from Net Investment Income	(1.438)	(3.630)	(3.988)	(4.147)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.438)	(3.630)	(3.988)	(4.147)	(.539)	(2.603)
Net Asset Value, End of Period	$141.65	$139.48	$112.09	$124.09	$131.10[2]	$126.52

Total Return	2.62%	28.03%	-6.45%	-2.59%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$198	$122	$99	$242	—	$110
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%[6]	0.08%[6]	0.08%[6]
Ratio of Net Investment Income to
Average Net Assets	2.97%	3.00%	3.54%	3.11%[6]	4.80%[5,6]	3.20%[6]
Portfolio Turnover Rate[7]	2%	4%	6%	13%	7%	10%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Calculated based on average shares outstanding.
5 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications
Inc. in February 2014.
6 Annualized.
7 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2018, the fund had a concentration of its investments in securities issued in the United Kingdom, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

23

European Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

24

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

25

European Stock Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,376,000, representing 0.01% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

26

European Stock Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,966	25,441,735	6,515
Temporary Cash Investments	998,479	13,560	—
Futures Contracts—Assets[1]	387	—	—
Forward Currency Contracts—Assets	—	4,197	—
Forward Currency Contracts—Liabilities	—	(6,893)	—
Total	1,010,832	25,452,599	6,515
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	387	—	387
Unrealized Appreciation—Forward Currency Contracts	—	4,197	4,197
Total Assets	387	4,197	4,584

Unrealized Depreciation—Forward Currency Contracts	—	(6,893)	(6,893)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(8,390)	—	(8,390)
Forward Currency Contracts	—	2,200	2,200
Realized Net Gain (Loss) on Derivatives	(8,390)	2,200	(6,190)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,194)	—	(4,194)
Forward Currency Contracts	—	389	389
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,194)	389	(3,805)

27

European Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2018, the fund realized $166,992,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $542,064,000 to offset future net capital gains. Of this amount, $449,638,000 is subject to expiration dates; $282,885,000 may be used to offset future net capital gains through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $92,426,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $28,288,702,000. Net unrealized depreciation of investment securities for tax purposes was $1,816,447,000, consisting of unrealized gains of $2,508,938,000 on securities that had risen in value since their purchase and $4,325,385,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $2,351,237,000 of investment securities and sold $1,087,322,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,464,825,000 and $783,915,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

European Stock Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	65,701	2,046	159,694	5,562
Issued in Lieu of Cash Distributions	5,335	172	14,995	523
Redeemed	(102,309)	(3,213)	(226,751)	(7,858)
Net Increase (Decrease)—Investor Shares	(31,273)	(995)	(52,062)	(1,773)
ETF Shares
Issued	1,583,988	26,037	5,081,845	92,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(787,483)	(13,400)	(521,873)	(10,800)
Net Increase (Decrease)—ETF Shares	796,505	12,637	4,559,972	81,547
Admiral Shares
Issued	438,200	5,880	901,375	13,382
Issued in Lieu of Cash Distributions	40,839	564	97,636	1,462
Redeemed	(363,887)	(4,910)	(728,812)	(11,258)
Net Increase (Decrease)—Admiral Shares	115,152	1,534	270,199	3,586
Institutional Shares
Issued	113,886	3,641	256,341	8,907
Issued in Lieu of Cash Distributions	5,557	180	12,203	429
Redeemed	(34,381)	(1,079)	(227,697)	(8,002)
Net Increase (Decrease)—Institutional Shares	85,062	2,742	40,847	1,334
Institutional Plus Shares
Issued	192,558	1,381	15,118	114
Issued in Lieu of Cash Distributions	1,990	14	3,247	26
Redeemed	(121,894)	(878)	(19,075)	(144)
Net Increase (Decrease)—Institutional Plus Shares	72,654	517	(710)	(4)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

29

Pacific Stock Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	2,307	2,283	5,981
Median Market Cap	$19.2B	$19.2B	$26.8B
Price/Earnings Ratio	13.6x	13.6x	14.5x
Price/Book Ratio	1.4x	1.4x	1.7x
Return on Equity	10.5%	10.3%	12.2%
Earnings Growth
Rate	12.8%	13.3%	10.0%
Dividend Yield	2.4%	2.4%	2.8%
Turnover Rate
(Annualized)	3%	—	—
Short-Term
Reserves	-0.6%	—	—

Volatility Measures
		FTSE
	Spliced	Global
	Pacific	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.93	0.87
Beta	0.88	0.88
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Samsung Electronics Co. Consumer
Ltd.	Electronics	3.5%
Toyota Motor Corp.	Automobiles	2.3
AIA Group Ltd.	Life Insurance	1.5
Commonwealth Bank of
Australia	Banks	1.2
Mitsubishi UFJ Financial
Group Inc.	Banks	1.1
BHP Billiton	General Mining	1.0
Westpac Banking Corp.	Banks	1.0
SoftBank Group Corp.	Mobile
	Telecommunications	0.9
Honda Motor Co. Ltd.	Automobiles	0.8
National Australia Bank
Ltd.	Banks	0.8
Top Ten		14.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF
Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares.

30

Pacific Stock Index Fund

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.6%	7.6%	7.5%
Consumer Goods	21.0	21.1	15.8
Consumer Services	10.2	10.1	8.8
Financials	23.8	23.8	25.5
Health Care	6.4	6.4	7.5
Industrials	18.6	18.6	14.9
Oil & Gas	1.9	1.9	6.6
Technology	5.0	5.0	6.8
Telecommunications	3.1	3.1	3.5
Utilities	2.4	2.4	3.1

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	42.6%
Pacific
Japan	58.9%	58.8%	17.5%
Australia	15.6	15.6	4.7
South Korea	13.0	13.0	3.9
Hong Kong	8.5	8.6	2.6
Singapore	3.3	3.3	1.0
Other	0.7	0.7	0.2
Subtotal	100.0%	100.0%	29.9%
Emerging Markets	0.0%	0.0%	20.9%
North America	0.0%	0.0%	6.3%
Middle East	0.0%	0.0%	0.3%

31

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007, Through April 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	18.53%	7.35%	4.44%
FTSE Pacific ETF Shares	3/4/2005
Market Price		18.46	7.41	4.61
Net Asset Value		18.70	7.50	4.59
Admiral Shares	8/13/2001	18.71	7.50	4.59
Institutional Shares	5/15/2000	18.71	7.51	4.62

See Financial Highlights for dividend and capital gains information.

32

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
^ Commonwealth Bank of Australia	1,890,326	101,784	1.2%
BHP Billiton Ltd.	3,470,776	80,971	1.0%
Westpac Banking Corp.	3,667,573	78,782	1.0%
National Australia Bank Ltd.	2,937,309	63,855	0.8%
Australia & New Zealand Banking Group Ltd.	3,173,055	63,786	0.8%
CSL Ltd.	489,891	62,750	0.8%
Wesfarmers Ltd.	1,223,082	40,239	0.5%
[1,2] Australia—Other †		764,051	9.4%
		1,256,218	15.5%

China †		110	0.0%

Hong Kong
AIA Group Ltd.	13,051,312	116,642	1.5%
^ Hong Kong Exchanges & Clearing Ltd.	1,340,164	43,414	0.5%
CK Hutchison Holdings Ltd.	2,893,559	34,216	0.4%
[1,2] Hong Kong—Other †		497,200	6.1%
		691,472	8.5%
Japan
Toyota Motor Corp.	2,795,170	183,286	2.3%
Mitsubishi UFJ Financial Group Inc.	13,887,172	93,063	1.1%
SoftBank Group Corp.	920,085	70,303	0.9%
Honda Motor Co. Ltd.	1,899,986	65,333	0.8%
Sony Corp.	1,363,339	63,676	0.8%
Sumitomo Mitsui Financial Group Inc.	1,441,988	60,100	0.7%
Keyence Corp.	97,233	59,291	0.7%
KDDI Corp.	1,943,466	52,170	0.6%

33

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Mizuho Financial Group Inc.	27,422,970	49,615	0.6%
	Nintendo Co. Ltd.	116,095	48,780	0.6%
	FANUC Corp.	209,468	44,870	0.6%
	Shin-Etsu Chemical Co. Ltd.	439,850	44,139	0.5%
	Nidec Corp.	252,933	39,569	0.5%
	Central Japan Railway Co.	195,652	39,206	0.5%
	East Japan Railway Co.	401,945	38,614	0.5%
	Mitsubishi Corp.	1,388,321	38,284	0.5%
	Canon Inc.	1,109,511	38,166	0.5%
	Kao Corp.	519,825	37,368	0.5%
	Seven & i Holdings Co. Ltd.	832,349	36,674	0.5%
	Hitachi Ltd.	4,991,644	36,432	0.5%
	Tokio Marine Holdings Inc.	754,024	35,588	0.4%
	NTT DOCOMO Inc.	1,356,229	35,037	0.4%
	Japan Tobacco Inc.	1,290,669	34,695	0.4%
	Takeda Pharmaceutical Co. Ltd.	823,624	34,683	0.4%
	Panasonic Corp.	2,301,135	34,073	0.4%
	Nippon Telegraph & Telephone Corp.	713,343	33,852	0.4%
	Komatsu Ltd.	986,237	33,620	0.4%
	Daikin Industries Ltd.	285,873	33,394	0.4%
	Mitsubishi Electric Corp.	2,133,214	32,703	0.4%
	Mitsui & Co. Ltd.	1,810,757	32,636	0.4%
	Tokyo Electron Ltd.	167,884	32,243	0.4%
	Astellas Pharma Inc.	2,178,701	31,866	0.4%
	ITOCHU Corp.	1,524,992	30,497	0.4%
	Recruit Holdings Co. Ltd.	1,291,112	29,769	0.4%
	Hino Motors Ltd.	287,256	3,505	0.0%
	kabu.com Securities Co. Ltd.	162,629	591	0.0%
	Misawa Homes Co. Ltd.	23,905	202	0.0%
	Japan—Other †		3,138,442	38.6%
			4,746,335	58.4%

New Zealand †			58,139	0.7%

Singapore
	DBS Group Holdings Ltd.	1,922,813	44,363	0.5%
	Oversea-Chinese Banking Corp. Ltd.	3,515,397	36,309	0.4%
^	United Overseas Bank Ltd.	1,374,090	31,115	0.4%
2	Singapore—Other †		151,209	1.9%
			262,996	3.2%
South Korea
	Samsung Electronics Co. Ltd.	5,082,300	251,941	3.1%
	SK Hynix Inc.	572,223	45,002	0.6%
	Samsung Electronics Co. Ltd. Preference Shares	902,000	35,871	0.4%
[1,2]	South Korea—Other †		719,032	8.9%
			1,051,846	13.0%
Total Common Stocks (Cost $7,819,811)			8,067,116	99.3%[3]

34

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.886%	1,979,369	197,937	2.4%

6U.S. Government and Agency Obligations †			3,039	0.1%
Total Temporary Cash Investments (Cost $201,002)			200,976	2.5%[3]
Total Investments (Cost $8,020,813)			8,268,092	101.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			440
Receivables for Investment Securities Sold			104
Receivables for Accrued Income			45,438
Receivables for Capital Shares Issued			1,933
Variation Margin Receivable—Futures Contracts			92
Unrealized Appreciation—Forward Currency Contracts			1,022
Other Assets[7]			14,483
Total Other Assets			63,512	0.8%
Liabilities
Collateral for Securities on Loan			(197,937)
Payables for Capital Shares Redeemed			(692)
Payables to Vanguard			(5,919)
Variation Margin Payable—Futures Contracts			(5)
Unrealized Depreciation—Forward Currency Contracts			(1,642)
Other Liabilities			(3,494)
Total Liabilities			(209,689)	(2.6%)
Net Assets			8,121,915	100.0%

At April 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,897,708
Undistributed Net Investment Income				19,032
Accumulated Net Realized Losses				(43,471)
Unrealized Appreciation (Depreciation)
Investment Securities				247,279
Futures Contracts				2,948
Forward Currency Contracts				(620)
Foreign Currencies				(961)
Net Assets				8,121,915

35

Pacific Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 20,847,657 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	291,117
Net Asset Value Per Share—Investor Shares	$13.96

ETF Shares—Net Assets
Applicable to 66,018,317 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,837,000
Net Asset Value Per Share—ETF Shares	$73.27

Admiral Shares—Net Assets
Applicable to 27,972,139 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,534,601
Net Asset Value Per Share—Admiral Shares	$90.61

Institutional Shares—Net Assets
Applicable to 33,123,063 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	459,197
Net Asset Value Per Share—Institutional Shares	$13.86

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $187,113,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $24,116,000, representing 0.3% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $197,937,000 of collateral received for securities on loan.
6 Securities with a value of $1,843,000 have been segregated as initial margin for open futures contracts.
7 Cash of $850,000 has been segregated as collateral for open forward currency contracts.

36

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	June 2018	202	32,850	1,753
S&P ASX 200 Index	June 2018	111	12,497	106
KOSPI 200 Index	June 2018	89	6,725	1,089
				2,948

Unrealized appreciation (depreciation) on open futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	6/12/18	JPY	3,446,240	USD	32,702	(1,082)
Toronto-Dominion Bank	6/26/18	AUD	14,030	USD	11,064	(500)
BNP Paribas	6/19/18	KRW	6,899,725	USD	6,451	19
JPMorgan Chase Bank, N.A.	6/26/18	AUD	4,324	USD	3,316	(60)
Barclays Bank plc	6/12/18	USD	16,896	JPY	1,788,305	488
Goldman Sachs International	6/12/18	USD	9,414	JPY	1,000,000	239
Credit Suisse International	6/12/18	USD	9,396	JPY	1,000,000	221
JPMorgan Chase Bank, N.A.	6/26/18	USD	1,451	AUD	1,883	33
Bank of America, N.A.	6/26/18	USD	1,102	AUD	1,434	22
						(620)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends[1]	113,052
Interest [2]	175
Securities Lending—Net	3,599
Total Income	116,826
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,005
Management and Administrative—Investor Shares	296
Management and Administrative—ETF Shares	1,385
Management and Administrative—Admiral Shares	675
Management and Administrative—Institutional Shares	78
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—ETF Shares	116
Marketing and Distribution—Admiral Shares	64
Marketing and Distribution—Institutional Shares	5
Custodian Fees	596
Shareholders’ Reports and Proxy—Investor Shares	9
Shareholders’ Reports and Proxy—ETF Shares	84
Shareholders’ Reports and Proxy—Admiral Shares	13
Shareholders’ Reports and Proxy—Institutional Shares	9
Trustees’ Fees and Expenses	3
Total Expenses	4,363
Net Investment Income	112,463
Realized Net Gain (Loss)
Investment Securities Sold [2]	191,019
Futures Contracts	3,218
Forward Currency Contracts	365
Foreign Currencies	551
Realized Net Gain (Loss)	195,153
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	64,388
Futures Contracts	(2,097)
Forward Currency Contracts	1,307
Foreign Currencies	(641)
Change in Unrealized Appreciation (Depreciation)	62,957
Net Increase (Decrease) in Net Assets Resulting from Operations	370,573

1 Dividends are net of foreign withholding taxes of $8,735,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $157,000, ($17,000), and ($7,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,463	173,128
Realized Net Gain (Loss)	195,153	46,849
Change in Unrealized Appreciation (Depreciation)	62,957	1,138,601
Net Increase (Decrease) in Net Assets Resulting from Operations	370,573	1,358,578
Distributions
Net Investment Income
Investor Shares	(4,165)	(7,088)
ETF Shares	(78,339)	(100,428)
Admiral Shares	(36,189)	(55,521)
Institutional Shares	(6,459)	(8,276)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(125,152)	(171,313)
Capital Share Transactions
Investor Shares	(13,632)	(35,133)
ETF Shares	(331,309)	1,094,986
Admiral Shares	75,567	28,881
Institutional Shares	38,125	60,096
Net Increase (Decrease) from Capital Share Transactions	(231,249)	1,148,830
Total Increase (Decrease)	14,172	2,336,095
Net Assets
Beginning of Period	8,107,743	5,771,648
End of Period[1]	8,121,915	8,107,743
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $19,032,000 and $31,170,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.56	$11.42	$10.99	$11.59	$11.76	$9.63
Investment Operations
Net Investment Income	.178[1]	.295[1]	.257	.258	.282	.246
Net Realized and Unrealized Gain (Loss)
on Investments	.416	2.141	.426	(.612)	(.147)	2.187
Total from Investment Operations	.594	2.436	.683	(.354)	.135	2.433
Distributions
Dividends from Net Investment Income	(.194)	(. 296)	(. 253)	(. 246)	(. 305)	(. 303)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.194)	(. 296)	(. 253)	(. 246)	(. 305)	(. 303)
Net Asset Value, End of Period	$13.96	$13.56	$11.42	$10.99	$11.59	$11.76

Total Return[2]	4.40%	21.71%	6.40%	-3.07%	1.21%	25.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$296	$281	$309	$360	$398
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.44%	2.39%	2.26%	2.45%	2.27%
Portfolio Turnover Rate [3]	3%	3%	4%	14%	5%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$71.13	$59.92	$57.65	$60.80	$61.71	$50.57
Investment Operations
Net Investment Income	. 976[1]	1.677[1]	1.440	1.443	1.568	1.372
Net Realized and Unrealized Gain (Loss)
on Investments	2.240	11.195	2.240	(3.210)	(.791)	11.475
Total from Investment Operations	3.216	12.872	3.680	(1.767)	.777	12.847
Distributions
Dividends from Net Investment Income	(1.076)	(1.662)	(1.410)	(1.383)	(1.687)	(1.707)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.076)	(1.662)	(1.410)	(1.383)	(1.687)	(1.707)
Net Asset Value, End of Period	$73.27	$71.13	$59.92	$57.65	$60.80	$61.71

Total Return	4.55%	21.89%	6.59%	-2.93%	1.31%	25.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,837	$5,015	$3,217	$2,931	$2,760	$2,645
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.65%	2.60%	2.55%	2.40%	2.59%	2.41%
Portfolio Turnover Rate[2]	3%	3%	4%	14%	5%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$87.97	$74.10	$71.30	$75.19	$76.32	$62.54
Investment Operations
Net Investment Income	1.226[1]	2.049[1]	1.781	1.783	1.937	1.695
Net Realized and Unrealized Gain (Loss)
on Investments	2.745	13.876	2.763	(3.963)	(.982)	14.194
Total from Investment Operations	3.971	15.925	4.544	(2.180)	.955	15.889
Distributions
Dividends from Net Investment Income	(1.331)	(2.055)	(1.744)	(1.710)	(2.085)	(2.109)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.331)	(2.055)	(1.744)	(1.710)	(2.085)	(2.109)
Net Asset Value, End of Period	$90.61	$87.97	$74.10	$71.30	$75.19	$76.32

Total Return[2]	4.54%	21.90%	6.57%	-2.92%	1.32%	25.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,535	$2,388	$1,983	$1,981	$2,032	$1,832
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.65%	2.60%	2.55%	2.40%	2.59%	2.41%
Portfolio Turnover Rate [3]	3%	3%	4%	14%	5%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.46	$11.34	$10.91	$11.50	$11.68	$9.57
Investment Operations
Net Investment Income	.189[1]	.320[1]	.275	.276	.300	.263
Net Realized and Unrealized Gain (Loss)
on Investments	.416	2.118	.424	(.601)	(.158)	2.174
Total from Investment Operations	.605	2.438	.699	(.325)	.142	2.437
Distributions
Dividends from Net Investment Income	(. 205)	(. 318)	(. 269)	(. 265)	(. 322)	(. 327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 205)	(. 318)	(. 269)	(. 265)	(. 322)	(. 327)
Net Asset Value, End of Period	$13.86	$13.46	$11.34	$10.91	$11.50	$11.68

Total Return	4.52%	21.91%	6.61%	-2.84%	1.28%	25.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$459	$408	$291	$329	$336	$437
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.67%	2.62%	2.57%	2.43%	2.62%	2.44%
Portfolio Turnover Rate [2]	3%	3%	4%	14%	5%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2018.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2018, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

44

Pacific Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

45

Pacific Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

46

Pacific Stock Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $440,000, representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

47

Pacific Stock Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	794	8,062,737	3,585
Temporary Cash Investments	197,937	3,039	—
Futures Contracts—Assets[1]	92	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Forward Currency Contracts—Assets	—	1,022	—
Forward Currency Contracts—Liabilities	—	(1,642)	—
Total	198,818	8,065,156	3,585
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	92	—	92
Unrealized Appreciation—Forward Currency Contracts	—	1,022	1,022
Total Assets	92	1,022	1,114

Variation Margin Payable—Futures Contracts	(5)	—	(5)
Unrealized Depreciation—Forward Currency Contracts	—	(1,642)	(1,642)
Total Liabilities	(5)	(1,642)	(1,647)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,218	—	3,218
Forward Currency Contracts	—	365	365
Realized Net Gain (Loss) on Derivatives	3,218	365	3,583

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,097)	—	(2,097)
Forward Currency Contracts	—	1,307	1,307
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,097)	1,307	(790)

48

Pacific Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2018, the fund realized $155,873,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $84,127,000 to offset future net capital gains of $29,743,000 through October 31, 2018, and $54,384,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $8,055,690,000. Net unrealized appreciation of investment securities for tax purposes was $212,402,000, consisting of unrealized gains of $1,483,663,000 on securities that had risen in value since their purchase and $1,271,261,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $394,191,000 of investment securities and sold $613,347,000 of investment securities, other than temporary cash investments. Purchases and sales include $156,369,000 and $485,383,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

49

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	37,503	2,672	45,509	3,754
Issued in Lieu of Cash Distributions	3,877	282	6,619	556
Redeemed	(55,012)	(3,949)	(87,261)	(7,078)
Net Increase (Decrease)—Investor Shares	(13,632)	(995)	(35,133)	(2,768)
ETF Shares
Issued	223,704	3,107	1,094,987	16,828
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(555,013)	(7,600)	(1)	—
Net Increase (Decrease)—ETF Shares	(331,309)	(4,493)	1,094,986	16,828
Admiral Shares
Issued	230,712	2,537	293,910	3,691
Issued in Lieu of Cash Distributions	29,646	332	45,857	593
Redeemed	(184,791)	(2,045)	(310,886)	(3,895)
Net Increase (Decrease)—Admiral Shares	75,567	824	28,881	389
Institutional Shares
Issued	86,180	6,276	145,049	11,583
Issued in Lieu of Cash Distributions	4,443	326	5,339	450
Redeemed	(52,498)	(3,800)	(90,292)	(7,382)
Net Increase (Decrease)—Institutional Shares	38,125	2,802	60,096	4,651

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,024.79	$1.31
FTSE Europe ETF Shares	1,000.00	1,025.53	0.50
Admiral Shares	1,000.00	1,025.56	0.50
Institutional Shares	1,000.00	1,025.56	0.40
Institutional Plus Shares	1,000.00	1,026.17	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,044.00	$1.32
FTSE Pacific ETF Shares	1,000.00	1,045.50	0.51
Admiral Shares	1,000.00	1,045.40	0.51
Institutional Shares	1,000.00	1,045.22	0.41
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
FTSE Europe ETF Shares	1,000.00	1,024.30	0.50
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
FTSE Pacific ETF Shares	1,000.00	1,024.30	0.50
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral
Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor
Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

52

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

53

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

54

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

55

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter.

Benchmark returns are adjusted for withholding taxes.

56

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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calling Vanguard at 800-662-2739. The guidelines are	loss from use of this publication. Neither the London
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Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062018

Semiannual Report | April 30, 2018

Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2018, Vanguard Total World Stock Index Fund returned 3.45% for Investor Shares. The fund’s return diverged from that of its target index, which returned 3.84%, in part because of temporary price differences arising from fair-value pricing policies (see the Glossary). The fund’s peer group had an average return of 3.30%.

• Global stocks rallied into late January but then slumped amid an accumulation of concerns about, among other things, inflation, geopolitical tensions, and trade protectionism.

• The Pacific region produced the best return. Japan performed well, as did some of the smaller economies. Emerging markets also fared better than the overall index did, whereas North America was roughly on par. Europe disappointed.

• Seven of the ten market sectors produced positive returns. Consumer services, financials, and technology made the most significant contributions to the fund’s return; telecommunications, consumer goods, and utilities were the laggards.

Total Returns: Six Months Ended April 30, 2018
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	3.45%
ETF Shares
Market Price	3.43
Net Asset Value	3.50
Institutional Shares	3.51
FTSE Global All Cap Index	3.84
Global Funds Average	3.30
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.19%	0.10%	0.09%	1.18%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the fund’s annualized expense ratios were 0.19% for Investor Shares, 0.10% for ETF Shares, and
0.09% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Global Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
	Total Returns
	Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

4

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,339,442,601	69,365,078	97.1%
Emerson U. Fullwood	2,338,836,617	69,971,063	97.1%
Amy Gutmann	2,339,842,903	68,964,776	97.1%
JoAnn Heffernan Heisen	2,332,323,293	76,484,386	96.8%
F. Joseph Loughrey	2,331,093,587	77,714,092	96.8%
Mark Loughridge	2,331,742,523	77,065,156	96.8%
Scott C. Malpass	2,339,621,962	69,185,717	97.1%
F. William McNabb III	2,335,834,840	72,972,840	97.0%
Deanna Mulligan	2,342,264,462	66,543,217	97.2%
André F. Perold	2,331,307,170	77,500,510	96.8%
Sarah Bloom Raskin	2,341,521,293	67,286,386	97.2%
Peter F. Volanakis	2,331,354,993	77,452,686	96.8%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total World Stock Index Fund	80,834,079	5,774,946	1,905,349	24,378,711	71.6%

5

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total World Stock Index Fund	81,318,324	5,680,702	1,515,348	24,378,711	72.0%

6

Total World Stock Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.19%	0.10%	0.09%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	8,099	7,847
Median Market Cap	$42.0B	$42.4B
Price/Earnings Ratio	17.1x	17.0x
Price/Book Ratio	2.1x	2.2x
Return on Equity	13.5%	13.5%
Earnings Growth
Rate	8.7%	9.2%
Dividend Yield	2.3%	2.3%
Turnover Rate
(Annualized)	11%	—
Short-Term Reserves	-0.3%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	4.9%	4.9%
Consumer Goods	11.9	11.9
Consumer Services	11.1	11.1
Financials	22.7	22.7
Health Care	10.1	10.1
Industrials	13.9	13.9
Oil & Gas	6.3	6.3
Technology	13.5	13.5
Telecommunications	2.6	2.6
Utilities	3.0	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE
Global
All Cap
Index
R-Squared	0.99
Beta	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.6%
Microsoft Corp.	Software	1.4
Amazon.com Inc.	Broadline Retailers	1.2
Alphabet Inc.	Internet	1.2
Facebook Inc.	Internet	0.8
JPMorgan Chase & Co.	Banks	0.7
Berkshire Hathaway Inc. Reinsurance		0.7
Johnson & Johnson	Pharmaceuticals	0.7
Exxon Mobil Corp.	Integrated Oil & Gas	0.6
Royal Dutch Shell plc	Integrated Oil & Gas	0.6
Top Ten		9.5%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.19% for Investor Shares, 0.10% for ETF Shares, and 0.09%
for Institutional Shares.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	6.0%	6.0%
France	3.2	3.2
Germany	3.0	3.0
Switzerland	2.4	2.4
Netherlands	1.1	1.1
Spain	1.0	1.0
Italy	1.0	1.0
Other	2.9	3.0
Subtotal	20.6%	20.7%
Pacific
Japan	8.5%	8.5%
Australia	2.2	2.3
South Korea	1.9	1.9
Hong Kong	1.2	1.2
Other	0.6	0.6
Subtotal	14.4%	14.5%
Emerging Markets
China	3.2%	3.2%
Taiwan	1.5	1.5
India	1.2	1.2
Other	4.3	4.2
Subtotal	10.2%	10.1%
North America
United States	51.6%	51.5%
Canada	3.0	3.0
Subtotal	54.6%	54.5%
Middle East
Other	0.2%	0.2%

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended April 30, 2018.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	15.27%	9.55%	6.35%
ETF Shares	6/24/2008
Market Price		15.45	9.64	6.34
Net Asset Value		15.33	9.65	6.33
Institutional Shares	10/9/2008	15.35	9.66	11.37

See Financial Highlights for dividend and capital gains information.

9

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1,2]Australia †		365,896	2.2%

[2]Austria †		20,194	0.1%

Belgium †		62,512	0.4%

Brazil †		139,925	0.9%

[1]Canada †		496,617	3.0%

Chile †		23,927	0.1%

China
Tencent Holdings Ltd.	1,739,967	85,542	0.5%
* Alibaba Group Holding Ltd. ADR	254,518	45,442	0.3%
China Construction Bank Corp.	28,636,891	30,002	0.2%
Industrial & Commercial Bank of China Ltd.	24,924,245	21,881	0.2%
China Mobile Ltd.	1,689,361	16,094	0.1%
Bank of China Ltd.	23,937,251	12,994	0.1%
CNOOC Ltd.	5,037,047	8,521	0.1%
China Petroleum & Chemical Corp.	8,022,471	7,813	0.1%
China Life Insurance Co. Ltd. Class H	2,476,420	7,023	0.1%
PetroChina Co. Ltd.	6,596,000	4,860	0.1%
Agricultural Bank of China Ltd.	7,996,500	4,509	0.0%
China Overseas Land & Investment Ltd.	1,232,480	4,130	0.0%
China Resources Land Ltd.	821,909	3,087	0.0%
China Shenhua Energy Co. Ltd.	1,045,500	2,564	0.0%
PICC Property & Casualty Co. Ltd.	1,378,887	2,468	0.0%
CITIC Ltd.	1,507,000	2,298	0.0%
China Resources Beer Holdings Co. Ltd.	494,681	2,131	0.0%

10

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Telecom Corp. Ltd.	4,272,034	2,071	0.0%
	China CITIC Bank Corp. Ltd.	2,542,525	1,818	0.0%
	China Taiping Insurance Holdings Co. Ltd.	464,859	1,555	0.0%
	China Communications Construction Co. Ltd.	1,323,875	1,525	0.0%
	China Cinda Asset Management Co. Ltd.	4,081,000	1,457	0.0%
1	Postal Savings Bank of China Co. Ltd.	1,975,000	1,353	0.0%
	Sinopharm Group Co. Ltd.	315,600	1,331	0.0%
1	People’s Insurance Co. Group of China Ltd.	2,809,000	1,322	0.0%
	China Everbright International Ltd.	885,000	1,241	0.0%
1	China Huarong Asset Management Co. Ltd.	3,584,000	1,234	0.0%
	CRRC Corp. Ltd.	1,366,800	1,208	0.0%
	China Resources Power Holdings Co. Ltd.	585,400	1,123	0.0%
	China Jinmao Holdings Group Ltd.	1,766,000	1,000	0.0%
	Dongfeng Motor Group Co. Ltd.	894,000	989	0.0%
1	CGN Power Co. Ltd.	3,515,832	959	0.0%
	Huaneng Renewables Corp. Ltd.	1,974,000	877	0.0%
	China Resources Gas Group Ltd.	234,000	861	0.0%
	China Railway Group Ltd.	1,057,000	847	0.0%
	China Resources Cement Holdings Ltd	758,000	795	0.0%
*	Zhuzhou CRRC Times Electric Co. Ltd	149,209	791	0.0%
	China Merchants Port Holdings Co. Ltd.	344,000	769	0.0%
	Beijing Capital International Airport Co. Ltd.	560,000	763	0.0%
	Kunlun Energy Co. Ltd.	868,000	743	0.0%
1	China Galaxy Securities Co. Ltd.	1,100,500	723	0.0%
	China Railway Construction Corp. Ltd.	608,626	721	0.0%
	Air China Ltd.	540,000	712	0.0%
*,1	China Resources Pharmaceutical Group Ltd.	513,000	709	0.0%
	China Southern Airlines Co. Ltd.	652,000	702	0.0%
	China State Construction International Holdings Ltd.	489,750	637	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	936,000	622	0.0%
	China Oilfield Services Ltd.	542,000	541	0.0%
	China Everbright Bank Co. Ltd.	899,000	449	0.0%
1	China International Capital Corp. Ltd.	184,800	418	0.0%
	AviChina Industry & Technology Co. Ltd.	656,000	414	0.0%
	China Eastern Airlines Corp. Ltd.	492,000	406	0.0%
1	Sinopec Engineering Group Co. Ltd.	389,635	402	0.0%
	China Reinsurance Group Corp.	1,782,000	375	0.0%
^	Angang Steel Co. Ltd.	326,000	349	0.0%
1	China Railway Signal & Communication Corp. Ltd.	428,500	334	0.0%
	Sinotrans Ltd.	563,000	323	0.0%
*	China Power Clean Energy Development Co. Ltd.	552,000	314	0.0%
	China Agri-Industries Holdings Ltd.	702,800	295	0.0%
	China Power International Development Ltd.	1,015,851	272	0.0%
	Sinopec Kantons Holdings Ltd.	552,000	261	0.0%
^	China Coal Energy Co. Ltd.	581,000	252	0.0%
	Metallurgical Corp. of China Ltd.	786,000	251	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	225,962	211	0.0%
	Huadian Fuxin Energy Corp. Ltd.	538,000	153	0.0%
	China BlueChemical Ltd.	556,000	146	0.0%
	CITIC Resources Holdings Ltd.	1,238,000	139	0.0%
*,1	China Everbright Greentech Ltd.	149,000	139	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd	. 106,000	138	0.0%
*,^	COSCO Shipping International Singapore Co. Ltd.	379,700	133	0.0%
	Harbin Electric Co. Ltd.	434,000	127	0.0%

11

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Machinery Engineering Corp.	200,000	116	0.0%
	Minmetals Land Ltd.	470,000	89	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	88	0.0%
	China National Accord Medicines Corp. Ltd. Class B	20,760	87	0.0%
	China Overseas Property Holdings Ltd.	267,493	80	0.0%
*,^	Sinofert Holdings Ltd.	668,000	79	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	40,000	75	0.0%
	Sinotrans Shipping Ltd.	278,000	72	0.0%
	China Foods Ltd.	156,000	72	0.0%
	China Electronics Huada Technology Co. Ltd.	322,000	51	0.0%
*,^	Sinopec Oilfield Service Corp.	316,000	46	0.0%
	Poly Culture Group Corp. Ltd.	27,200	46	0.0%
*	China Chengtong Development Group Ltd.	816,000	39	0.0%
	China Merchants Land Ltd.	168,000	35	0.0%
	China Everbright Water Ltd.	47,300	15	0.0%
[1,2]	China—Other †		220,662	1.4%
			521,311	3.2%

Colombia †			8,199	0.1%

[1]Czech Republic †			3,416	0.0%

[1,2]Denmark †			89,745	0.5%

Egypt †			4,362	0.0%

Finland †			60,052	0.4%

France
	TOTAL SA	713,180	44,825	0.3%
1	France—Other †		478,271	2.9%
			523,096	3.2%

[1]Germany †			496,333	3.0%

Greece †			7,942	0.1%

Hong Kong
	BOC Hong Kong Holdings Ltd.	1,164,000	6,017	0.0%
*	MMG Ltd.	690,117	512	0.0%
1	BOC Aviation Ltd.	64,200	375	0.0%
	Nexteer Automotive Group Ltd.	217,000	334	0.0%
	China Travel International Investment Hong Kong Ltd.	864,000	322	0.0%
	CITIC Telecom International Holdings Ltd.	302,500	89	0.0%
1	CGN New Energy Holdings Co. Ltd.	250,000	34	0.0%
	Shenwan Hongyuan HK Ltd.	75,000	23	0.0%
[1,2]	Hong Kong—Other †		194,804	1.2%
			202,510	1.2%

Hungary †			6,005	0.0%

[1,2]India †			194,424	1.2%

12

	Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	[2]Indonesia †		37,068	0.2%
	[2]Ireland †		16,201	0.1%
	Israel †		27,187	0.2%
	Italy
*,1	Pirelli & C SPA	110,372	956	0.0%
1	Italy—Other †		155,942	1.0%
			156,898	1.0%
	Japan
	Toyota Motor Corp.	816,794	53,559	0.3%
	Japan—Other †		1,329,765	8.1%
			1,383,324	8.4%
	Luxembourg †		1,330	0.0%
	[1,2]Malaysia †		58,258	0.4%
	[2]Malta †		—	0.0%
	[1]Mexico †		58,695	0.4%
	[1]Netherlands †		185,345	1.1%
	New Zealand †		16,796	0.1%
	[1]Norway †		47,436	0.3%
	Pakistan †		4,070	0.0%
	Peru †		6,202	0.0%
	[1]Philippines †		22,734	0.1%
	[1]Poland †		22,673	0.1%
	Portugal †		10,986	0.1%
	Qatar †		10,174	0.1%
	[1]Russia †		61,640	0.4%
	[2]Singapore †		76,500	0.5%
	[1]South Africa †		128,486	0.8%
	South Korea
	Samsung Electronics Co. Ltd. GDR	47,851	58,579	0.4%
	[1,2] South Korea—Other †		248,131	1.5%
			306,710	1.9%
	[1,2]Spain †		169,482	1.0%

13

	Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	[1]Sweden †		154,083	0.9%

	Switzerland
	Nestle SA	978,872	75,833	0.5%
	Novartis AG	686,728	52,860	0.3%
	Roche Holding AG	218,318	48,508	0.3%
1	Switzerland—Other †		211,389	1.3%
			388,590	2.4%

	[2]Taiwan †		244,048	1.5%

	[1,2]Thailand †		68,853	0.4%

	[1,2]Turkey †		17,831	0.1%

	United Arab Emirates †		13,854	0.1%

	United Kingdom
	HSBC Holdings plc	6,332,273	63,044	0.4%
	Royal Dutch Shell plc Class A	1,456,173	50,662	0.3%
	BP plc	6,093,762	45,265	0.3%
	Royal Dutch Shell plc Class B	1,182,497	42,214	0.3%
[1,2]	United Kingdom—Other †		778,927	4.7%
			980,112	6.0%
	United States
	Basic Materials
	DowDuPont Inc.	735,824	46,533	0.3%
2	Basic Materials—Other †		167,835	1.0%
			214,368	1.3%
	Consumer Goods
	Procter & Gamble Co.	794,347	57,463	0.4%
	Coca-Cola Co.	1,211,094	52,331	0.3%
	PepsiCo Inc.	450,549	45,478	0.3%
	Philip Morris International Inc.	490,833	40,248	0.2%
	Consumer Goods—Other †		498,345	3.0%
			693,865	4.2%
	Consumer Services
*	Amazon.com Inc.	126,768	198,535	1.2%
	Home Depot Inc.	371,040	68,568	0.4%
	Walt Disney Co.	473,025	47,459	0.3%
	Comcast Corp. Class A	1,468,681	46,102	0.3%
	McDonald’s Corp.	251,135	42,050	0.3%
*	Netflix Inc.	128,982	40,302	0.2%
	Walmart Inc.	451,910	39,976	0.2%
	Consumer Services—Other †		631,604	3.9%
			1,114,596	6.8%
	Financials
	JPMorgan Chase & Co.	1,093,454	118,946	0.7%
	Bank of America Corp.	3,011,263	90,097	0.6%
*	Berkshire Hathaway Inc. Class B	435,771	84,422	0.5%
	Visa Inc. Class A	579,461	73,522	0.5%
	Wells Fargo & Co.	1,392,619	72,360	0.5%
	Citigroup Inc.	809,153	55,241	0.3%

14

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Mastercard Inc. Class A	291,884	52,034	0.3%
Financials—Other †		1,150,984	7.0%
		1,697,606	10.4%
Health Care
Johnson & Johnson	849,067	107,398	0.7%
UnitedHealth Group Inc.	301,843	71,356	0.4%
Pfizer Inc.	1,885,051	69,012	0.4%
Merck & Co. Inc.	860,605	50,664	0.3%
AbbVie Inc.	503,041	48,569	0.3%
Health Care—Other †		701,774	4.3%
		1,048,773	6.4%
Industrials
Boeing Co.	175,242	58,454	0.3%
Industrials—Other †		1,029,475	6.3%
		1,087,929	6.6%
Oil & Gas
Exxon Mobil Corp.	1,334,899	103,788	0.6%
Chevron Corp.	594,333	74,357	0.5%
Oil & Gas—Other †		328,989	2.0%
		507,134	3.1%

[2,3] Other †		84	0.0%

Technology
* Apple Inc.	1,600,122	264,436	1.6%
Microsoft Corp.	2,366,550	221,320	1.4%
* Facebook Inc. Class A	744,406	128,038	0.8%
* Alphabet Inc. Class C	104,521	106,332	0.6%
* Alphabet Inc. Class A	84,295	85,861	0.5%
Intel Corp.	1,486,596	76,738	0.5%
Cisco Systems Inc.	1,560,104	69,097	0.4%
Oracle Corp.	925,209	42,254	0.3%
NVIDIA Corp.	182,423	41,027	0.2%
Technology—Other †		635,744	3.9%
		1,670,847	10.2%
Telecommunications
Verizon Communications Inc.	1,307,123	64,506	0.4%
AT&T Inc.	1,948,139	63,704	0.4%
Telecommunications—Other †		18,744	0.1%
		146,954	0.9%

Utilities †		243,086	1.5%
		8,425,242	51.4%
Total Common Stocks (Cost $13,086,808)		16,327,274	99.6%[4]
Preferred Stocks (Cost $68) †		77	0.0%

15

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	1.886%	2,353,736	235,374	1.4%

7U.S. Government and Agency Obligations †			9,184	0.1%
Total Temporary Cash Investments (Cost $244,550)			244,558	1.5%[4]
Total Investments (Cost $13,331,426)			16,571,909	101.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			872
Receivables for Investment Securities Sold			27
Receivables for Accrued Income			39,882
Receivables for Capital Shares Issued			4,162
Variation Margin Receivable—Futures Contracts			35
Unrealized Appreciation—Forward Currency Contracts			1,268
Other Assets [8]			12,285
Total Other Assets			58,531	0.4%
Liabilities
Payables for Investment Securities Purchased			(260)
Collateral for Securities on Loan			(234,674)
Payables for Capital Shares Redeemed			(3,020)
Payables to Vanguard			(3,576)
Variation Margin Payable—Futures Contracts			(350)
Unrealized Depreciation—Forward Currency Contracts			(1,542)
Other Liabilities			(62)
Total Liabilities			(243,484)	(1.5%)
Net Assets			16,386,956	100.0%

At April 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				13,325,932
Undistributed Net Investment Income				33,827
Accumulated Net Realized Losses				(212,078)
Unrealized Appreciation (Depreciation)
Investment Securities				3,240,483
Futures Contracts				(269)
Forward Currency Contracts				(274)
Foreign Currencies				(665)
Net Assets				16,386,956

16

Total World Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 57,980,701 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,746,384
Net Asset Value Per Share—Investor Shares	$30.12

ETF Shares—Net Assets
Applicable to 160,515,130 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,862,828
Net Asset Value Per Share—ETF Shares	$73.90

Institutional Shares—Net Assets
Applicable to 18,403,378 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,777,744
Net Asset Value Per Share—Institutional Shares	$150.94

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $221,721,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $102,280,000, representing 0.6% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $234,674,000 of collateral received for securities on loan.
7 Securities with a value of $2,694,000 have been segregated as initial margin for open futures contracts.
8 Cash of $410,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

17

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	211	27,926	(208)
MSCI Emerging Market Index	June 2018	97	5,588	(372)
Dow Jones EURO STOXX 50 Index	June 2018	127	5,331	168
E-mini Russell 2000 Index	June 2018	53	4,091	(152)
Topix Index	June 2018	25	4,066	166
FTSE 100 Index	June 2018	30	3,083	129
S&P ASX 200 Index	June 2018	12	1,351	(1)
S&P TSX 60 Index	June 2018	9	1,292	1
				(269)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index, S&P ASX 200 Index, and S&P TSX 60 Index contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index, S&P ASX 200 Index, and S&P TSX 60 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/20/18	EUR	17,768	USD	22,118	(575)
Goldman Sachs International	6/12/18	JPY	1,824,480	USD	17,313	(573)
Barclays Bank PLC	6/20/18	GBP	8,987	USD	12,577	(173)
Credit Suisse International	6/19/18	CAD	6,971	USD	5,445	(9)
The Toronto-Dominion Bank	6/26/18	AUD	5,672	USD	4,473	(202)
Deutsche Bank AG	6/20/18	USD	9,222	EUR	7,392	259
JPMorgan Chase Bank, N.A.	6/12/18	USD	7,273	JPY	762,975	273
Credit Suisse International	6/20/18	USD	5,271	EUR	4,238	133
Morgan Stanley Capital Services LLC	6/20/18	USD	5,154	GBP	3,629	145
Goldman Sachs International	6/12/18	USD	4,416	JPY	460,320	192
Bank of America, N.A.	6/20/18	USD	4,194	GBP	2,956	115
JPMorgan Chase Bank, N.A.	6/19/18	USD	2,651	CAD	3,412	(10)
Bank of America, N.A.	6/20/18	USD	1,798	EUR	1,453	36
Goldman Sachs International	6/26/18	USD	1,676	AUD	2,182	33

18

Total World Stock Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	6/12/18	USD	1,611	JPY	170,650	45
JPMorgan Chase Bank, N.A.	6/26/18	USD	1,230	AUD	1,593	30
Bank of America, N.A.	6/26/18	USD	330	AUD	430	7
						(274)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends[1]	168,821
Interest [2]	707
Securities Lending—Net	2,041
Total Income	171,569
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,407
Management and Administrative—Investor Shares	1,137
Management and Administrative—ETF Shares	3,386
Management and Administrative—Institutional Shares	740
Marketing and Distribution—Investor Shares	173
Marketing and Distribution—ETF Shares	309
Marketing and Distribution—Institutional Shares	39
Custodian Fees	873
Shareholders’ Reports and Proxy—Investor Shares	16
Shareholders’ Reports and Proxy—ETF Shares	155
Shareholders’ Reports and Proxy—Institutional Shares	4
Trustees’ Fees and Expenses	5
Total Expenses	8,244
Net Investment Income	163,325
Realized Net Gain (Loss)
Investment Securities Sold [2]	(24,106)
Futures Contracts	(4,466)
Forward Currency Contracts	520
Foreign Currencies	(107)
Realized Net Gain (Loss)	(28,159)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	327,502
Futures Contracts	(1,495)
Forward Currency Contracts	643
Foreign Currencies	(330)
Change in Unrealized Appreciation (Depreciation)	326,320
Net Increase (Decrease) in Net Assets Resulting from Operations	461,486

1 Dividends are net of foreign withholding taxes of $9,832,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $660,000, ($46,000), and $4,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	163,325	255,274
Realized Net Gain (Loss)	(28,159)	23,538
Change in Unrealized Appreciation (Depreciation)	326,320	2,088,152
Net Increase (Decrease) in Net Assets Resulting from Operations	461,486	2,366,964
Distributions
Net Investment Income
Investor Shares	(15,809)	(29,590)
ETF Shares	(109,933)	(179,823)
Institutional Shares	(25,619)	(50,514)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(151,361)	(259,927)
Capital Share Transactions
Investor Shares	191,989	191,624
ETF Shares	1,882,929	2,198,964
Institutional Shares	195,848	500,503
Net Increase (Decrease) from Capital Share Transactions	2,270,766	2,891,091
Total Increase (Decrease)	2,580,891	4,998,128
Net Assets
Beginning of Period	13,806,065	8,807,937
End of Period[1]	16,386,956	13,806,065
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $33,827,000 and $21,987,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.40	$24.30	$24.18	$24.82	$23.48	$19.46
Investment Operations
Net Investment Income	. 309[1]	.593[1]	.565	.557	.571	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.703	5.105	.089	(.643)	1.340	4.084
Total from Investment Operations	1.012	5.698	.654	(.086)	1.911	4.557
Distributions
Dividends from Net Investment Income	(. 292)	(. 598)	(. 534)	(. 554)	(. 571)	(. 537)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 292)	(. 598)	(. 534)	(. 554)	(. 571)	(. 537)
Net Asset Value, End of Period	$30.12	$29.40	$24.30	$24.18	$24.82	$23.48

Total Return[2]	3.45%	23.71%	2.80%	-0.37%	8.20%	23.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,746	$1,522	$1,078	$961	$844	$615
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.21%	0.25%	0.27%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.19%	2.40%	2.31%	2.38%	2.28%
Portfolio Turnover Rate [3]	11%	10%	15%	7%	7%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.13	$59.62	$59.34	$60.89	$57.60	$47.76
Investment Operations
Net Investment Income	.797[1]	1.512[1]	1.443	1.436	1.459	1.218
Net Realized and Unrealized Gain (Loss)
on Investments	1.722	12.528	.204	(1.562)	3.291	10.025
Total from Investment Operations	2.519	14.040	1.647	(.126)	4.750	11.243
Distributions
Dividends from Net Investment Income	(.749)	(1.530)	(1.367)	(1.424)	(1.460)	(1.403)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.749)	(1.530)	(1.367)	(1.424)	(1.460)	(1.403)
Net Asset Value, End of Period	$73.90	$72.13	$59.62	$59.34	$60.89	$57.60

Total Return	3.50%	23.82%	2.89%	-0.23%	8.31%	23.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,863	$9,755	$6,112	$5,008	$3,720	$2,837
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.28%	2.50%	2.42%	2.48%	2.40%
Portfolio Turnover Rate[2]	11%	10%	15%	7%	7%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$147.32	$121.75	$121.18	$124.35	$117.63	$97.56
Investment Operations
Net Investment Income	1.614[1]	3.112[1]	2.956	2.945	3.007	2.506
Net Realized and Unrealized Gain (Loss)
on Investments	3.538	25.594	.414	(3.189)	6.717	20.461
Total from Investment Operations	5.152	28.706	3.370	(.244)	9.724	22.967
Distributions
Dividends from Net Investment Income	(1.532)	(3.136)	(2.800)	(2.926)	(3.004)	(2.897)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.532)	(3.136)	(2.800)	(2.926)	(3.004)	(2.897)
Net Asset Value, End of Period	$150.94	$147.32	$121.75	$121.18	$124.35	$117.63

Total Return	3.51%	23.86%	2.88%	-0.22%	8.34%	23.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,778	$2,529	$1,617	$1,828	$1,277	$724
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.13%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.12%	2.29%	2.51%	2.43%	2.50%	2.42%
Portfolio Turnover Rate [2]	11%	10%	15%	7%	7%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund

25

Total World Stock Index Fund

trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated.

The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.

26

Total World Stock Index Fund

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

27

Total World Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $872,000, representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	907,494	6,991,100	3,438
Common Stocks—United States	8,425,006	152	84
Preferred Stocks	20	57	—
Temporary Cash Investments	235,374	9,184	—
Futures Contracts—Assets[1]	35	—	—
Futures Contracts—Liabilities[1]	(350)	—	—
Forward Currency Contracts—Assets	—	1,268	—
Forward Currency Contracts—Liabilities	—	(1,542)	—
Total	9,567,579	7,000,219	3,522
1 Represents variation margin on the last day of the reporting period.

28

Total World Stock Index Fund

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	35	—	35
Unrealized Appreciation—Forward Currency Contracts	—	1,268	1,268
Total Assets	35	1,268	1,303

Variation Margin Payable—Futures Contracts	(350)	—	(350)
Unrealized Depreciation—Forward Currency Contracts	—	(1,542)	(1,542)
Total Liabilities	(350)	(1,542)	(1,892)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(4,466)	—	(4,466)
Forward Currency Contracts	—	520	520
Realized Net Gain (Loss) on Derivatives	(4,466)	520	(3,946)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,495)	—	(1,495)
Forward Currency Contracts	—	643	643
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,495)	643	(852)

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $184,012,000 to offset future net capital gains. Of this amount, $15,797,000 is subject to expiration dates; $1,086,000 may be used to offset future net capital gains through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $168,215,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these

29

Total World Stock Index Fund

capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $13,356,460,000. Net unrealized appreciation of investment securities for tax purposes was $3,215,449,000, consisting of unrealized gains of $3,744,306,000 on securities that had risen in value since their purchase and $528,857,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $3,176,581,000 of investment securities and sold $855,538,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,797,380,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	422,234	13,783	480,775	17,937
Issued in Lieu of Cash Distributions	14,584	489	27,704	1,033
Redeemed	(244,829)	(8,064)	(316,855)	(11,580)
Net Increase (Decrease)—Investor Shares	191,989	6,208	191,624	7,390
ETF Shares
Issued	1,882,929	25,277	2,299,189	34,316
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(100,225)	(1,600)
Net Increase (Decrease)—ETF Shares	1,882,929	25,277	2,198,964	32,716
Institutional Shares
Issued	691,934	4,538	1,267,149	9,359
Issued in Lieu of Cash Distributions	23,422	157	45,889	340
Redeemed	(519,508)	(3,456)	(812,535)	(5,818)
Net Increase (Decrease)—Institutional Shares	195,848	1,239	500,503	3,881

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,034.53	$0.96
ETF Shares	1,000.00	1,034.97	0.50
Institutional Shares	1,000.00	1,035.09	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.10% for ETF Shares, and 0.09% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

33

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

35

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE

Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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voted the proxies for securities it owned during the 12	representation whatsoever, expressly or impliedly,
months ended June 30. To get the report, visit either	either as to the results to be obtained from the use of
vanguard.com/proxyreporting or sec.gov.	the FTSE Indexes or the fitness or suitability of the
You can review and copy information about your fund at	Indexes for any particular purpose to which they might
the SEC’s Public Reference Room in Washington, D.C. To	be put.
find out more about this public service, call the SEC at	The Industry Classification Benchmark (”ICB”) is owned
202-551-8090. Information about your fund is also	by FTSE. FTSE does not accept any liability to any
available on the SEC’s website, and you can receive	person for any loss or damage arising out of any error
copies of this information, for a fee, by sending a	or omission in the ICB.
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062018

Semiannual Report | April 30, 2018

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
FTSE All-World ex-US Index Fund.	7
FTSE All-World ex-US Small-Cap Index Fund.	34
About Your Fund’s Expenses.	56
Trustees Approve Advisory Arrangements.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Global stocks hit record highs early in the six months ended April 30, 2018. Market sentiment turned sharply in February, however, and volatility spiked amid concerns about a tightening labor market, inflation risk, and tariffs. Small-capitalization stocks outperformed large-caps.

• For the period, Vanguard FTSE All-World ex-US Index Fund returned 3.00% and Vanguard FTSE All-World ex-US Small-Cap Index Fund returned 4.34%. (Returns are for Investor Shares.)

• Each fund trailed its benchmark index, largely because of fair-value pricing adjustments (for more on fair-value pricing, see the Glossary). The FTSE All-World ex-US Index Fund’s return was slightly higher than its peer-group average and the FTSE All-World ex-US Small-Cap Index Fund’s return was slightly lower.

• Pacific markets contributed most to returns for both funds. Financial-sector stocks added most to the FTSE All-World ex-US Index Fund’s return; health care stocks contributed most to the small-cap fund.

Total Returns: Six Months Ended April 30, 2018
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	3.00%
ETF Shares
Market Price	2.91
Net Asset Value	3.05
Admiral™ Shares	3.07
Institutional Shares	3.07
Institutional Plus Shares	3.08
FTSE All-World ex US Index	3.72
International Funds Average	2.70
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	4.34%
ETF Shares
Market Price	4.38
Net Asset Value	4.39
Institutional Shares	4.40
FTSE Global Small Cap ex US Index	4.79
International Small-Cap Funds Average	4.53
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index Fund	0.23%	0.11%	0.11%	0.10%	0.07%	1.31%
FTSE All-World ex-US Small-Cap
Index Fund	0.25	0.13	—	0.12	—	1.52

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.23% for
Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares;
and for the FTSE All-World ex-US Small-Cap Index Fund, 0.25% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional
Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund,
International Small-Cap Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
	Total Returns
	Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U. S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

4

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,339,442,601	69,365,078	97.1%
Emerson U. Fullwood	2,338,836,617	69,971,063	97.1%
Amy Gutmann	2,339,842,903	68,964,776	97.1%
JoAnn Heffernan Heisen	2,332,323,293	76,484,386	96.8%
F. Joseph Loughrey	2,331,093,587	77,714,092	96.8%
Mark Loughridge	2,331,742,523	77,065,156	96.8%
Scott C. Malpass	2,339,621,962	69,185,717	97.1%
F. William McNabb III	2,335,834,840	72,972,840	97.0%
Deanna Mulligan	2,342,264,462	66,543,217	97.2%
André F. Perold	2,331,307,170	77,500,510	96.8%
Sarah Bloom Raskin	2,341,521,293	67,286,386	97.2%
Peter F. Volanakis	2,331,354,993	77,452,686	96.8%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
FTSE All-World ex-US
Index Fund	344,154,199	9,683,430	9,421,357	78,763,299	77.9%
FTSE All-World ex-US
Small-Cap Index Fund	29,775,231	1,311,535	1,223,923	7,434,729	74.9%

5

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
FTSE All-World ex-US
Index Fund	345,664,302	9,508,916	8,085,768	78,763,299	78.2%
FTSE All-World ex-US
Small-Cap Index Fund	30,121,074	1,223,924	965,691	7,434,729	75.8%

Shareholders of Vanguard FTSE All-World ex-US Index Fund did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
FTSE All-World ex-US
Index Fund	42,438,651	21,128,738	299,691,596	78,763,299	9.6%

6

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.23%	0.11%	0.11%	0.10%	0.07%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,708	2,562
Median Market Cap	$33.0B	$33.4B
Price/Earnings Ratio	14.5x	14.3x
Price/Book Ratio	1.7x	1.7x
Return on Equity	12.3%	12.3%
Earnings Growth
Rate	9.2%	9.7%
Dividend Yield	2.8%	2.8%
Turnover Rate
(Annualized)	5%	—
Short-Term Reserves	-0.3%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.3%	7.3%
Consumer Goods	16.3	16.3
Consumer Services	8.5	8.5
Financials	26.0	26.1
Health Care	7.6	7.6
Industrials	13.8	13.8
Oil & Gas	6.9	6.8
Technology	6.6	6.6
Telecommunications	3.8	3.8
Utilities	3.2	3.2

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.94
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.3%
Tencent Holdings Ltd.	Internet	1.2
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.2
Nestle SA	Food Products	1.1
HSBC Holdings plc	Banks	0.9
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.8
Toyota Motor Corp.	Automobiles	0.8
Novartis AG	Pharmaceuticals	0.7
Roche Holding AG	Pharmaceuticals	0.7
Unilever	Personal Products	0.7
Top Ten		9.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for
Admiral Shares, 0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares.

7

FTSE All-World ex-US Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	12.4%	12.4%
France	7.2	7.1
Germany	6.5	6.5
Switzerland	5.2	5.2
Netherlands	2.4	2.4
Spain	2.2	2.2
Italy	1.9	1.9
Sweden	1.8	1.8
Denmark	1.1	1.1
Other	2.5	2.5
Subtotal	43.2%	43.1%
Pacific
Japan	17.7%	17.7%
Australia	4.7	4.7
South Korea	3.8	3.7
Hong Kong	2.7	2.7
Other	1.0	1.1
Subtotal	29.9%	29.9%
Emerging Markets
China	7.0%	7.0%
Taiwan	2.6	2.7
India	2.4	2.4
Brazil	1.9	1.9
South Africa	1.8	1.8
Other	5.3	5.3
Subtotal	21.0%	21.1%
North America
Canada	5.6%	5.6%
Middle East	0.3%	0.3%

8

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007, Through April 30, 2018

Note: For 2018, performance data reflect the six months ended April 30, 2018.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	3/8/2007	16.67%	6.18%	2.85%
ETF Shares	3/2/2007
Market Price		16.88	6.35	2.97
Net Asset Value		16.78	6.33	3.00
Admiral Shares	9/27/2011	16.80	6.33	8.24[1]
Institutional Shares	4/30/2007	16.79	6.34	3.04
Institutional Plus Shares	12/16/2010	16.83	6.37	5.20[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	3,004,116	161,756	0.4%
BHP Billiton Ltd.	5,511,125	128,571	0.3%
Westpac Banking Corp.	5,828,351	125,196	0.3%
Australia—Other †		1,375,089	3.6%
		1,790,612	4.6%

Austria †		67,795	0.2%

Belgium
^ Anheuser-Busch InBev SA/NV	1,303,345	129,467	0.3%
Belgium—Other †		158,255	0.4%
		287,722	0.7%

Brazil †		718,084	1.9%

Canada
Royal Bank of Canada	2,502,728	190,324	0.5%
Toronto-Dominion Bank	3,188,417	179,070	0.5%
Bank of Nova Scotia	2,074,528	127,514	0.3%
1 Canada—Other †		1,648,175	4.2%
		2,145,083	5.5%

Chile †		117,378	0.3%

China
Tencent Holdings Ltd.	9,483,981	466,260	1.2%
* Alibaba Group Holding Ltd. ADR	1,385,728	247,408	0.7%
China Construction Bank Corp.	153,480,544	160,795	0.4%

10

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Industrial & Commercial Bank of China Ltd.	134,221,640	117,831	0.3%
	China Mobile Ltd.	9,081,067	86,511	0.2%
	Bank of China Ltd.	130,747,788	70,974	0.2%
	CNOOC Ltd.	27,276,400	46,144	0.1%
	China Petroleum & Chemical Corp.	43,823,284	42,678	0.1%
	China Life Insurance Co. Ltd.	12,791,341	36,276	0.1%
	PetroChina Co. Ltd.	35,731,234	26,329	0.1%
	Agricultural Bank of China Ltd.	43,848,233	24,722	0.1%
	China Overseas Land & Investment Ltd.	6,585,820	22,067	0.1%
	China Resources Land Ltd.	4,597,214	17,266	0.1%
	China Shenhua Energy Co. Ltd.	5,838,888	14,322	0.1%
	PICC Property & Casualty Co. Ltd.	7,718,396	13,817	0.1%
	CITIC Ltd.	8,375,275	12,772	0.1%
	China Resources Beer Holdings Co. Ltd.	2,693,860	11,602	0.1%
	China Telecom Corp. Ltd.	23,725,541	11,501	0.1%
	China CITIC Bank Corp. Ltd.	14,201,362	10,152	0.0%
	China Communications Construction Co. Ltd.	7,624,026	8,784	0.0%
	China Taiping Insurance Holdings Co. Ltd.	2,497,164	8,351	0.0%
	Sinopharm Group Co. Ltd.	1,754,103	7,397	0.0%
1	People’s Insurance Co. Group of China Ltd.	14,694,161	6,918	0.0%
1	Postal Savings Bank of China Co. Ltd.	9,974,000	6,833	0.0%
	China Everbright International Ltd.	4,528,967	6,353	0.0%
	China Resources Power Holdings Co. Ltd.	3,240,409	6,215	0.0%
	CRRC Corp. Ltd.	6,942,053	6,136	0.0%
	China Cinda Asset Management Co. Ltd.	16,310,693	5,821	0.0%
1	China Huarong Asset Management Co. Ltd.	16,603,874	5,719	0.0%
	China Jinmao Holdings Group Ltd.	9,858,005	5,580	0.0%
	Dongfeng Motor Group Co. Ltd.	4,916,627	5,437	0.0%
	China Railway Group Ltd.	6,591,352	5,283	0.0%
1	CGN Power Co. Ltd.	19,192,267	5,234	0.0%
	China Resources Gas Group Ltd.	1,390,547	5,114	0.0%
	China Merchants Port Holdings Co. Ltd.	2,152,031	4,808	0.0%
*	Zhuzhou CRRC Times Electric Co. Ltd.	872,309	4,625	0.0%
1	China Galaxy Securities Co. Ltd.	6,386,277	4,195	0.0%
	Air China Ltd.	3,134,115	4,132	0.0%
	Kunlun Energy Co. Ltd.	4,725,523	4,046	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	6,062,331	4,025	0.0%
*,1	China Resources Pharmaceutical Group Ltd.	2,895,500	4,003	0.0%
	Beijing Capital International Airport Co. Ltd.	2,916,557	3,972	0.0%
	China State Construction International Holdings Ltd.	3,000,567	3,902	0.0%
	Huaneng Renewables Corp. Ltd.	8,713,075	3,870	0.0%
	China Railway Construction Corp. Ltd.	3,184,745	3,771	0.0%
	China Southern Airlines Co. Ltd.	3,277,017	3,529	0.0%
	China Resources Cement Holdings Ltd.	3,011,334	3,159	0.0%
	China Oilfield Services Ltd.	3,130,300	3,123	0.0%
1	China International Capital Corp. Ltd.	1,207,126	2,731	0.0%
	China Everbright Bank Co. Ltd.	5,257,872	2,628	0.0%
1	Sinopec Engineering Group Co. Ltd.	2,539,381	2,618	0.0%
	AviChina Industry & Technology Co. Ltd.	4,135,954	2,608	0.0%
	China Reinsurance Group Corp.	11,371,576	2,396	0.0%
^	China Eastern Airlines Corp. Ltd.	2,649,145	2,188	0.0%
1	China Railway Signal & Communication Corp. Ltd.	2,663,068	2,076	0.0%
*,^,1 China Literature Ltd.		256,400	2,065	0.0%

11

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinotrans Ltd.	3,559,860	2,040	0.0%
	China Power International Development Ltd.	7,499,691	2,010	0.0%
^	Angang Steel Co. Ltd.	1,855,537	1,989	0.0%
	China Agri-Industries Holdings Ltd.	4,107,447	1,724	0.0%
^	China Coal Energy Co. Ltd.	3,914,638	1,697	0.0%
	Metallurgical Corp. of China Ltd.	4,915,562	1,570	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	1,525,451	1,425	0.0%
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	1,244	0.0%
	China Machinery Engineering Corp.	1,583,516	920	0.0%
	China BlueChemical Ltd.	3,067,895	806	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	387,642	722	0.0%
	China Foods Ltd.	1,206,843	554	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	534	0.0%
*,^	Sinopec Oilfield Service Corp.	3,546,643	521	0.0%
^	CITIC Resources Holdings Ltd.	4,332,222	488	0.0%
	China National Accord Medicines Corp. Ltd. Class B	95,230	398	0.0%
*,^	Sinofert Holdings Ltd.	2,969,208	353	0.0%
[1,2]	China—Other †		1,049,671	2.7%
			2,677,738	6.9%

Colombia †			42,003	0.1%

[1]Czech Republic †			17,409	0.0%

Denmark
	Novo Nordisk A/S Class B	3,018,190	141,939	0.4%
1	Denmark—Other †		287,408	0.7%
			429,347	1.1%

Egypt †			18,035	0.1%

Finland †			277,374	0.7%

France
	TOTAL SA	3,873,319	243,447	0.6%
	LVMH Moet Hennessy Louis Vuitton SE	426,842	148,548	0.4%
^	Sanofi	1,874,156	148,177	0.4%
	BNP Paribas SA	1,852,761	143,033	0.4%
	Airbus SE	937,808	110,084	0.3%
1	France—Other †		1,957,040	5.0%
			2,750,329	7.1%
Germany
	Allianz SE	750,494	177,512	0.5%
	SAP SE	1,559,028	173,219	0.5%
	Bayer AG	1,420,582	169,789	0.4%
	Siemens AG	1,304,686	165,690	0.4%
	BASF SE	1,570,483	163,400	0.4%
	Daimler AG	1,654,033	130,038	0.3%
1	Germany—Other †		1,531,201	4.0%
			2,510,849	6.5%

Greece †			38,712	0.1%

12

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Hong Kong
	AIA Group Ltd.	20,745,852	185,410	0.5%
	BOC Hong Kong Holdings Ltd.	6,162,196	31,856	0.1%
1	BOC Aviation Ltd.	361,100	2,111	0.0%
	Nexteer Automotive Group Ltd.	1,363,000	2,097	0.0%
	China Travel International Investment Hong Kong Ltd.	4,239,542	1,581	0.0%
[1,2]	Hong Kong—Other †		803,346	2.1%
			1,026,401	2.7%

Hungary †			33,153	0.1%

India
	Nestle India Ltd.	39,520	5,558	0.0%
[1,2]	India—Other †		904,480	2.4%
			910,038	2.4%

Indonesia †			171,776	0.4%

[2]Ireland †			63,997	0.2%

Israel †			125,463	0.3%

Italy
*,1	Pirelli & C SPA	632,271	5,478	0.0%
1	Italy—Other †		734,918	1.9%
			740,396	1.9%
Japan
	Toyota Motor Corp.	4,441,791	291,259	0.7%
	Mitsubishi UFJ Financial Group Inc.	22,065,459	147,868	0.4%
	SoftBank Group Corp.	1,462,068	111,715	0.3%
	Japan—Other †		6,264,632	16.2%
			6,815,474	17.6%

Luxembourg †			4,197	0.0%

Malaysia
	Nestle Malaysia Bhd.	105,200	3,695	0.0%
[1,2]	Malaysia—Other †		267,244	0.7%
			270,939	0.7%

[2]Malta †			—	0.0%

[1]Mexico †			297,425	0.8%

Netherlands
	Unilever NV	2,596,583	148,860	0.4%
^	ASML Holding NV	694,607	132,243	0.3%
	ING Groep NV	6,672,078	112,429	0.3%
1	Netherlands—Other †		543,201	1.4%
			936,733	2.4%

New Zealand †			55,448	0.1%

13

	FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Norway †		176,568	0.5%

	Pakistan †		6,529	0.0%

	Peru †		33,508	0.1%

	Philippines †		109,024	0.3%

	[1]Poland †		118,681	0.3%

	Portugal †		41,118	0.1%

	Qatar †		54,775	0.1%

	Russia †		336,160	0.9%

	Singapore †		364,699	0.9%

	South Africa
	Naspers Ltd.	730,687	178,010	0.5%
1	South Africa—Other †		499,171	1.3%
			677,181	1.8%
	South Korea
	Samsung Electronics Co. Ltd. GDR	240,605	294,547	0.8%
	Samsung Electronics Co. Ltd.	2,316,800	114,849	0.3%
	Samsung Electronics Co. Ltd. Preference Shares	1,414,600	56,256	0.1%
[1,2]	South Korea—Other †		976,939	2.5%
			1,442,591	3.7%
	Spain
^	Banco Santander SA	27,294,716	176,351	0.5%
1	Spain—Other †		674,796	1.7%
			851,147	2.2%

	Sweden †		675,346	1.8%

	Switzerland
	Nestle SA	5,321,506	412,258	1.1%
	Novartis AG	3,736,045	287,580	0.7%
	Roche Holding AG	1,193,785	265,244	0.7%
	Switzerland—Other †		1,026,470	2.7%
			1,991,552	5.2%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,970,490	229,565	0.6%
	Taiwan—Other †		787,227	2.0%
			1,016,792	2.6%

	Thailand †		302,042	0.8%

	Turkey †		84,979	0.2%

	United Arab Emirates †		72,945	0.2%

14

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Kingdom
HSBC Holdings plc		34,434,779	342,834	0.9%
Royal Dutch Shell plc Class A		7,921,620	275,605	0.7%
BP plc		33,061,443	245,581	0.6%
Royal Dutch Shell plc Class B		6,407,607	228,746	0.6%
British American Tobacco plc		3,805,141	208,704	0.5%
GlaxoSmithKline plc		8,294,045	166,356	0.4%
AstraZeneca plc		2,173,722	152,167	0.4%
Diageo plc		4,161,958	148,478	0.4%
Vodafone Group plc		45,723,570	133,432	0.4%
Prudential plc		4,438,484	114,132	0.3%
Unilever plc		1,983,682	111,270	0.3%
Rio Tinto plc		1,997,355	108,868	0.3%
1 United Kingdom—Other †			2,535,077	6.5%
			4,771,250	12.3%
Total Common Stocks (Cost $31,987,304)			38,466,797	99.4%[3]

	Coupon
Preferred Stocks (Cost $415) †			403	0.0%
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.886%	11,235,612	1,123,561	2.9%

6U. S. Government and Agency Obligations †			25,810	0.1%
Total Temporary Cash Investments (Cost $1,149,322)			1,149,371	3.0%[3]
Total Investments (Cost $33,137,041)			39,616,571	102.4%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			2,078
Receivables for Accrued Income			177,264
Receivables for Capital Shares Issued			9,400
Variation Margin Receivable—Futures Contracts			361
Unrealized Appreciation—Forward Currency Contracts			2,866
Other Assets[7]			67,884
Total Other Assets			259,853	0.7%
Liabilities
Payables for Investment Securities Purchased			(77,479)
Collateral for Securities on Loan			(1,080,406)
Payables for Capital Shares Redeemed			(4,821)
Payables to Vanguard			(13,163)
Variation Margin Payable—Futures Contracts			(498)
Unrealized Depreciation—Forward Currency Contracts			(9,473)
Other Liabilities			(217)
Total Liabilities			(1,186,057)	(3.1%)
Net Assets			38,690,367	100.0%

15

FTSE All-World ex-US Index Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	33,495,479
Undistributed Net Investment Income	132,547
Accumulated Net Realized Losses	(1,410,716)
Unrealized Appreciation (Depreciation)
Investment Securities	6,479,530
Futures Contracts	3,866
Forward Currency Contracts	(6,607)
Foreign Currencies	(3,732)
Net Assets	38,690,367

Investor Shares—Net Assets
Applicable to 30,589,707 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	659,712
Net Asset Value Per Share—Investor Shares	$21.57

ETF Shares—Net Assets
Applicable to 433,701,346 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,706,317
Net Asset Value Per Share—ETF Shares	$54.66

Admiral Shares—Net Assets
Applicable to 178,227,642 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,055,449
Net Asset Value Per Share—Admiral Shares	$33.98

Institutional Shares—Net Assets
Applicable to 48,620,990 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,236,885
Net Asset Value Per Share—Institutional Shares	$107.71

16

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 26,582,615 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,032,004
Net Asset Value Per Share—Institutional Plus Shares	$114.06

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $988,500,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $386,239,000, representing 1.0% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
4 Includes $1,080,406,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $11,174,000 have been segregated as initial margin for open futures contracts.
7 Cash of $7,156,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2018	1,019	58,705	(1,729)
Dow Jones EURO STOXX 50 Index	June 2018	1,289	54,104	1,983
Topix Index	June 2018	259	42,119	2,106
FTSE 100 Index	June 2018	305	31,339	1,514
S&P ASX 200 Index	June 2018	142	15,987	(8)
				3,866

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

17

FTSE All-World ex-US Index Fund

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	06/20/18	EUR	100,574	USD	125,198	(3,258)
Goldman Sachs International	06/12/18	JPY	8,260,839	USD	78,389	(2,595)
Barclays Bank plc	06/20/18	GBP	54,385	USD	76,134	(1,070)
Toronto-Dominion Bank	06/26/18	AUD	48,211	USD	38,020	(1,717)
Citibank, N.A.	06/12/18	JPY	1,304,695	USD	12,394	(423)
JPMorgan Chase Bank, N.A.	06/12/18	JPY	875,680	USD	8,308	(273)
Barclays Bank plc	06/20/18	EUR	3,412	USD	4,213	(76)
Barclays Bank plc	06/26/18	AUD	1,579	USD	1,218	(29)
Citibank, N.A.	06/20/18	USD	70,139	EUR	57,414	529
Citibank, N.A.	06/12/18	USD	52,880	JPY	5,766,940	(32)
Goldman Sachs International	06/20/18	USD	35,232	GBP	25,215	431
Barclays Bank plc	06/12/18	USD	23,643	JPY	2,514,482	572
BNP Paribas	06/26/18	USD	19,450	AUD	25,691	105
Goldman Sachs International	06/12/18	USD	18,373	JPY	1,951,667	466
Credit Suisse International	06/12/18	USD	18,338	JPY	1,951,667	431
UBS AG	06/20/18	USD	7,687	GBP	5,500	96
Bank of America, N.A.	06/20/18	USD	6,677	EUR	5,414	113
Bank of America, N.A.	06/20/18	USD	3,945	GBP	2,797	84
Bank of America, N.A.	06/26/18	USD	1,978	AUD	2,574	39
						(6,607)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At April 30, 2018, the counterparty had deposited in a segregated account cash of $440,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	501,735
Dividends—Affiliated Issuers	491
Interest—Unaffiliated Issuers	151
Interest—Affiliated Issuers	1,797
Securities Lending—Net	6,184
Total Income	510,358
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,687
Management and Administrative—Investor Shares	587
Management and Administrative—ETF Shares	8,921
Management and Administrative—Admiral Shares	2,170
Management and Administrative—Institutional Shares	1,996
Management and Administrative—Institutional Plus Shares	565
Marketing and Distribution—Investor Shares	67
Marketing and Distribution—ETF Shares	534
Marketing and Distribution—Admiral Shares	225
Marketing and Distribution—Institutional Shares	65
Marketing and Distribution—Institutional Plus Shares	14
Custodian Fees	3,098
Shareholders’ Reports and Proxy—Investor Shares	11
Shareholders’ Reports and Proxy—ETF Shares	363
Shareholders’ Reports and Proxy—Admiral Shares	26
Shareholders’ Reports and Proxy—Institutional Shares	18
Shareholders’ Reports and Proxy—Institutional Plus Shares	12
Trustees’ Fees and Expenses	12
Total Expenses	20,371
Net Investment Income	489,987
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(47,566)
Investment Securities Sold—Affiliated Issuers	22,118
Futures Contracts	2,465
Forward Currency Contracts	10,040
Foreign Currencies	564
Realized Net Gain (Loss)	(12,379)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	650,561
Investment Securities—Affiliated Issuers	(14,257)
Futures Contracts	(6,441)
Forward Currency Contracts	(1,612)
Foreign Currencies	(2,186)
Change in Unrealized Appreciation (Depreciation)	626,065
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,673

1 Dividends are net of foreign withholding taxes of $50,851,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	489,987	842,085
Realized Net Gain (Loss)	(12,379)	(200,378)
Change in Unrealized Appreciation (Depreciation)	626,065	5,776,250
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,673	6,417,957
Distributions
Net Investment Income
Investor Shares	(6,934)	(15,595)
ETF Shares	(259,859)	(498,013)
Admiral Shares	(63,921)	(122,709)
Institutional Shares	(63,305)	(139,459)
Institutional Plus Shares	(31,883)	(67,584)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(425,902)	(843,360)
Capital Share Transactions
Investor Shares	14,192	(3,346)
ETF Shares	1,663,029	4,378,081
Admiral Shares	656,788	846,320
Institutional Shares	(396,936)	182,946
Institutional Plus Shares	234,655	67,822
Net Increase (Decrease) from Capital Share Transactions	2,171,728	5,471,823
Total Increase (Decrease)	2,849,499	11,046,420
Net Assets
Beginning of Period	35,840,868	24,794,448
End of Period[1]	38,690,367	35,840,868
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $132,547,000 and $67,906,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.17	$17.59	$17.92	$19.40	$19.81	$17.03
Investment Operations
Net Investment Income	. 265[1]	.520[1]	.494	.502	.627[2]	.482
Net Realized and Unrealized Gain (Loss)
on Investments	.366	3.573	(.341)	(1.484)	(.413)	2.850
Total from Investment Operations	.631	4.093	.153	(.982)	.214	3.332
Distributions
Dividends from Net Investment Income	(.231)	(.513)	(.483)	(.498)	(.624)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.231)	(.513)	(.483)	(.498)	(.624)	(.552)
Net Asset Value, End of Period	$21.57	$21.17	$17.59	$17.92	$19.40	$19.81

Total Return [3]	3.00%	23.62%	0.98%	-5.16%	1.05%	19.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$660	$634	$530	$565	$552	$637
Ratio of Total Expenses to
Average Net Assets	0.23%	0.23%	0.23%	0.26%	0.29%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.70%	2.89%	2.70%	3.18%[2]	2.69%
Portfolio Turnover Rate [4]	5%	4%	5%	3%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$53.65	$44.60	$45.41	$49.17	$50.20	$43.21
Investment Operations
Net Investment Income	.705[1]	1.379[1]	1.304	1.335	1.665[2]	1.295
Net Realized and Unrealized Gain (Loss)
on Investments	.924	9.038	(.846)	(3.769)	(1.036)	7.204
Total from Investment Operations	1.629	10.417	.458	(2.434)	.629	8.499
Distributions
Dividends from Net Investment Income	(.619)	(1.367)	(1.268)	(1.326)	(1.659)	(1.509)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.619)	(1.367)	(1.268)	(1.326)	(1.659)	(1.509)
Net Asset Value, End of Period	$54.66	$53.65	$44.60	$45.41	$49.17	$50.20

Total Return	3.05%	23.73%	1.17%	-5.05%	1.21%	20.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,706	$21,640	$13,983	$13,525	$12,453	$11,102
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.82%	3.01%	2.83%	3.33%[2]	2.84%
Portfolio Turnover Rate [3]	5%	4%	5%	3%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$33.35	$27.72	$28.23	$30.57	$31.21	$26.86
Investment Operations
Net Investment Income	. 443[1]	. 855[1]	.811	.832	1.037[2]	.805
Net Realized and Unrealized Gain (Loss)
on Investments	.572	5.625	(.532)	(2.346)	(.644)	4.487
Total from Investment Operations	1.015	6.480	.279	(1.514)	.393	5.292
Distributions
Dividends from Net Investment Income	(.385)	(.850)	(.789)	(.826)	(1.033)	(.942)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.385)	(.850)	(.789)	(.826)	(1.033)	(.942)
Net Asset Value, End of Period	$33.98	$33.35	$27.72	$28.23	$30.57	$31.21

Total Return [3]	3.07%	23.75%	1.13%	-5.05%	1.23%	20.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,055	$5,304	$3,635	$3,163	$2,551	$1,909
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.82%	3.01%	2.83%	3.33%[2]	2.84%
Portfolio Turnover Rate [4]	5%	4%	5%	3%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$105.72	$87.88	$89.48	$96.89	$98.93	$85.14
Investment Operations
Net Investment Income	1.369[1]	2.703[1]	2.577	2.651	3.299[2]	2.577
Net Realized and Unrealized Gain (Loss)
on Investments	1.846	17.838	(1.669)	(7.429)	(2.049)	14.215
Total from Investment Operations	3.215	20.541	.908	(4.778)	1.250	16.792
Distributions
Dividends from Net Investment Income	(1.225)	(2.701)	(2.508)	(2.632)	(3.290)	(3.002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.225)	(2.701)	(2.508)	(2.632)	(3.290)	(3.002)
Net Asset Value, End of Period	$107.71	$105.72	$87.88	$89.48	$96.89	$98.93

Total Return	3.07%	23.74%	1.15%	-5.03%	1.23%	20.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,237	$5,532	$4,424	$4,501	$4,713	$4,687
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.83%	3.02%	2.85%	3.35%[2]	2.87%
Portfolio Turnover Rate [3]	5%	4%	5%	3%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$111.96	$93.06	$94.75	$102.60	$104.76	$90.17
Investment Operations
Net Investment Income	1.526[1]	2.863[1]	2.754	2.829	3.517[2]	2.749
Net Realized and Unrealized Gain (Loss)
on Investments	1.890	18.928	(1.767)	(7.869)	(2.169)	15.050
Total from Investment Operations	3.416	21.791	.987	(5.040)	1.348	17.799
Distributions
Dividends from Net Investment Income	(1.316)	(2.891)	(2.677)	(2.810)	(3.508)	(3.209)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.316)	(2.891)	(2.677)	(2.810)	(3.508)	(3.209)
Net Asset Value, End of Period	$114.06	$111.96	$93.06	$94.75	$102.60	$104.76

Total Return	3.08%	23.79%	1.18%	-5.01%	1.25%	20.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,032	$2,731	$2,222	$2,628	$2,122	$1,671
Ratio of Total Expenses
to Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income
to Average Net Assets	2.56%	2.86%	3.05%	2.87%	3.37%[2]	2.89%
Portfolio Turnover Rate [3]	5%	4%	5%	3%	4%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

26

FTSE All-World ex-US Index Fund

market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated.

The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

27

FTSE All-World ex-US Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

28

FTSE All-World ex-US Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $2,078,000, representing 0.01% of the fund’s net assets and 0.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

29

FTSE All-World ex-US Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,350,892	2,589	—
Common Stocks—Other	973,964	34,129,502	9,850
Preferred Stocks	—	403	—
Temporary Cash Investments	1,123,561	25,810	—
Futures Contracts—Assets[1]	361	—	—
Futures Contracts—Liabilities[1]	(498)	—	—
Forward Currency Contracts—Assets	—	2,866	—
Forward Currency Contracts—Liabilities	—	(9,473)	—
Total	5,448,280	34,151,697	9,850
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $379,955,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $435,320,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	361	—	361
Unrealized Appreciation—Forward Currency Contracts	—	2,866	2,866
Total Assets	361	2,866	3,227

Variation Margin Payable—Futures Contracts	(498)	—	(498)
Unrealized Depreciation—Forward Currency Contracts	—	(9,473)	(9,473)
Total Liabilities	(498)	(9,473)	(9,971)

30

FTSE All-World ex-US Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,465	—	2,465
Forward Currency Contracts	—	10,040	10,040
Realized Net Gain (Loss) on Derivatives	2,465	10,040	12,505

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(6,441)	—	(6,441)
Forward Currency Contracts	—	(1,612)	(1,612)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(6,441)	(1,612)	(8,053)

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2018, the fund realized $57,309,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $1,341,435,000 to offset future net capital gains. Of this amount, $111,790,000 is subject to expiration dates; $32,560,000 may be used to offset future net capital gains through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $1,229,645,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

31

FTSE All-World ex-US Index Fund

At April 30, 2018, the cost of investment securities for tax purposes was $33,257,277,000. Net unrealized appreciation of investment securities for tax purposes was $6,359,294,000, consisting of unrealized gains of $8,613,169,000 on securities that had risen in value since their purchase and $2,253,875,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $3,307,967,000 of investment securities and sold $1,073,162,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,302,025,000 and $116,988,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	104,228	4,793	185,838	9,692
Issued in Lieu of Cash Distributions	6,685	316	15,098	790
Redeemed	(96,721)	(4,483)	(204,282)	(10,635)
Net Increase (Decrease)—Investor Shares	14,192	626	(3,346)	(153)
ETF Shares
Issued	1,790,830	32,770	4,378,082	89,802
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(127,801)	(2,400)	(1)	—
Net Increase (Decrease)—ETF Shares	1,663,029	30,370	4,378,081	89,802
Admiral Shares
Issued	986,844	28,841	1,555,409	51,640
Issued in Lieu of Cash Distributions	53,630	1,608	103,093	3,416
Redeemed	(383,686)	(11,250)	(812,182)	(27,172)
Net Increase (Decrease)—Admiral Shares	656,788	19,199	846,320	27,884
Institutional Shares
Issued	586,177	5,383	1,033,029	10,732
Issued in Lieu of Cash Distributions	56,972	539	125,647	1,318
Redeemed	(1,040,085)	(9,627)	(975,730)	(10,071)
Net Increase (Decrease)—Institutional Shares	(396,936)	(3,705)	182,946	1,979
Institutional Plus Shares
Issued	745,769	6,542	443,419	4,349
Issued in Lieu of Cash Distributions	26,848	240	57,531	572
Redeemed	(537,962)	(4,596)	(433,128)	(4,405)
Net Increase (Decrease)—Institutional Plus Shares	234,655	2,186	67,822	516

32

FTSE All-World ex-US Index Fund

H. Transactions during the period in investments where the issuer is another member of
The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets
ETF	89,905	50,274	148,047	22,172	(14,304)	491	—	—
Vanguard Market
Liquidity Fund	519,427	NA1	NA1	(54)	47	1,797	—	1,123,561
Total	609,332	50,274	148,047	22,118	(14,257)	2,288	—	1,123,561
1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

33

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.25%	0.13%	0.12%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,601	3,419
Median Market Cap	$1.8B	$1.8B
Price/Earnings Ratio	15.8x	15.8x
Price/Book Ratio	1.6x	1.6x
Return on Equity	10.1%	10.1%
Earnings Growth Rate	12.4%	12.5%
Dividend Yield	2.3%	2.3%
Turnover Rate
(Annualized)	11%	—
Short-Term Reserves	-0.4%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	9.4%	9.4%
Consumer Goods	11.2	11.2
Consumer Services	11.7	11.7
Financials	20.7	20.5
Health Care	7.1	7.1
Industrials	23.8	23.9
Oil & Gas	4.3	4.3
Technology	8.6	8.7
Telecommunications	0.9	0.9
Utilities	2.3	2.3

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.98
Beta	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
First Quantum Minerals
Ltd.	Nonferrous Metals	0.4%
Open Text Corp.	Software	0.3
Onex Corp.	Diversified Industrials	0.3
Yageo Corp.	Electrical
	Components &
	Equipment	0.3
CCL Industries Inc.	Containers &
	Packaging	0.3
GVC Holdings plc	Gambling	0.2
Bombardier Inc.	Aerospace	0.2
Gildan Activewear Inc.	Clothing &
	Accessories	0.2
a2 Milk Co. Ltd.	Biotechnology	0.2
Scout24 AG	Internet	0.2
Top Ten		2.6%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.25% for Investor Shares, 0.13% for ETF Shares, and 0.12%
for Institutional Shares.

34

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Europe
United Kingdom	12.2%	12.2%
Germany	4.3	4.3
Sweden	3.6	3.7
Switzerland	2.8	2.8
Italy	2.5	2.5
France	2.2	2.2
Norway	1.7	1.7
Netherlands	1.6	1.6
Spain	1.6	1.6
Denmark	1.2	1.2
Belgium	1.2	1.2
Finland	1.1	1.1
Other	1.7	1.6
Subtotal	37.7%	37.7%
Pacific
Japan	15.9%	15.9%
South Korea	4.9	4.9
Australia	4.5	4.5
Hong Kong	1.7	1.7
Singapore	1.2	1.2
Other	0.8	0.8
Subtotal	29.0%	29.0%
Emerging Markets
Taiwan	6.8%	6.8%
China	3.7	3.7
India	3.3	3.4
Thailand	1.6	1.6
Malaysia	1.1	1.0
Brazil	1.0	1.0
Other	3.3	3.3
Subtotal	20.8%	20.8%
North America
Canada	12.2%	12.2%
Middle East	0.3%	0.3%

35

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2018

Note: For 2018, performance data reflect the six months ended April 30, 2018.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	19.48%	7.61%	12.40%
ETF Shares	4/2/2009
Market Price		19.57	7.73	12.65
Net Asset Value		19.60	7.78	12.61
Institutional Shares	4/2/2009	19.61	7.79	12.63

See Financial Highlights for dividend and capital gains information.

36

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1,2]Australia †		275,446	4.5%

[1]Austria †		55,745	0.9%

Belgium †		73,015	1.2%

Brazil †		59,960	1.0%

Canada
First Quantum Minerals Ltd.	1,562,807	22,518	0.4%
Open Text Corp.	584,434	20,634	0.3%
Onex Corp.	231,690	17,161	0.3%
CCL Industries Inc. Class B	318,376	15,443	0.2%
* Bombardier Inc. Class B	4,940,909	15,277	0.2%
Gildan Activewear Inc.	494,235	14,396	0.2%
Keyera Corp.	467,964	12,600	0.2%
West Fraser Timber Co. Ltd.	171,519	11,618	0.2%
WSP Global Inc.	234,474	11,609	0.2%
Methanex Corp.	192,461	11,601	0.2%
CAE Inc.	610,480	11,540	0.2%
* Kinross Gold Corp.	2,828,949	10,950	0.2%
PrairieSky Royalty Ltd.	486,268	10,782	0.2%
H&R REIT	659,446	10,591	0.2%
Industrial Alliance Insurance & Financial Services Inc.	241,699	10,152	0.2%
* Seven Generations Energy Ltd. Class A	693,903	9,901	0.2%
Finning International Inc.	389,121	9,816	0.2%
Lundin Mining Corp.	1,442,458	9,549	0.2%
Cameco Corp.	898,756	9,464	0.1%
^ Algonquin Power & Utilities Corp.	954,535	9,293	0.1%
^ Canadian Apartment Properties REIT	311,047	8,973	0.1%

37

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Stars Group Inc.	287,892	8,955	0.1%
1	Canada—Other †		474,171	7.7%
			746,994	12.1%
Chile †			14,953	0.2%
China
*	BeiGene Ltd. ADR	70,716	11,992	0.2%
[1,2]	China—Other †		212,542	3.4%
			224,534	3.6%
Colombia †			3,476	0.1%
Czech Republic †			55	0.0%
Denmark
	GN Store Nord A/S	315,469	11,084	0.2%
[1,2]	Denmark—Other †		65,301	1.0%
			76,385	1.2%
[1]Egypt †			7,388	0.1%
Finland †			67,222	1.1%
France
2	Euronext NV	160,220	11,485	0.2%
2	France—Other †		122,307	2.0%
			133,792	2.2%
Germany
*,2	Scout24 AG	250,297	12,935	0.2%
	Freenet AG	299,423	9,505	0.2%
2	Germany—Other †		240,038	3.9%
			262,478	4.3%
[1]Greece †			7,593	0.1%
[1,2]Hong Kong †			104,476	1.7%
Hungary †			672	0.0%

[1,2]India †			199,555	3.2%
[1]Indonesia †			41,669	0.7%
Ireland †			16,849	0.3%
Israel †			20,344	0.3%

[2]Italy †			154,842	2.5%
Japan †			972,280	15.8%

[2]Malaysia †			65,335	1.1%

38

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[2]Mexico †			27,883	0.5%
[1,2]Netherlands †			99,856	1.6%
New Zealand
*	a2 Milk Co. Ltd.	1,655,448	14,069	0.2%
	New Zealand—Other †		36,004	0.6%
			50,073	0.8%
Norway
	Storebrand ASA	1,076,089	9,197	0.2%
2	Norway—Other †		93,676	1.5%
			102,873	1.7%
Pakistan †			19,680	0.3%
[2]Philippines †			21,490	0.3%
Poland †			4,984	0.1%
Portugal †			24,508	0.4%
Qatar †			1,561	0.0%

[2]Russia †			3,941	0.1%
[1]Singapore †			74,237	1.2%
South Africa †			31,878	0.5%

[1,2]South Korea †			300,504	4.9%
[1,2]Spain †			99,088	1.6%
Sweden
	Castellum AB	612,739	9,905	0.2%
	Elekta AB Class B	818,147	9,276	0.1%
	Nibe Industrier AB Class B	876,017	8,926	0.1%
2	Sweden—Other †		194,900	3.2%
			223,007	3.6%
Switzerland †
2	VAT Group AG	58,738	8,663	0.1%
[1,2]	Switzerland—Other †		165,680	2.7%
			174,343	2.8%
Taiwan
	Yageo Corp.	746,118	15,639	0.2%
	Chailease Holding Co. Ltd.	2,679,214	9,776	0.2%
1	Taiwan—Other †		390,302	6.3%
			415,717	6.7%
[1,2]Thailand †			98,421	1.6%

39

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[1,2]Turkey †			16,192	0.3%

United Arab Emirates †			2,987	0.0%

United Kingdom
GVC Holdings plc		1,253,711	15,346	0.2%
^ UBM plc		896,292	11,933	0.2%
BBA Aviation plc		2,366,453	10,372	0.2%
* Indivior plc		1,654,594	10,246	0.2%
Spectris plc		274,196	10,117	0.2%
* Tullow Oil plc		3,174,804	9,936	0.2%
NEX Group plc		723,517	9,818	0.2%
Beazley plc		1,193,513	9,694	0.2%
Phoenix Group Holdings		890,612	9,621	0.2%
Intermediate Capital Group plc		643,004	9,581	0.2%
IG Group Holdings plc		832,285	9,504	0.1%
* SSP Group plc		1,048,438	9,382	0.1%
* Ocado Group plc		1,256,001	9,284	0.1%
Man Group plc		3,696,412	9,181	0.1%
Rotork plc		2,005,794	9,046	0.1%
[1,2] United Kingdom—Other †			592,652	9.6%
			745,713	12.1%
Total Common Stocks (Cost $5,378,452)			6,123,994	99.3%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.886%	3,866,383	386,638	6.2%

6U. S. Government and Agency Obligations †			17,627	0.3%
Total Temporary Cash Investments (Cost $404,251)			404,265	6.5%[3]
Total Investments (Cost $5,782,703)			6,528,259	105.8%
Other Assets and Liabilities
Other Assets[7]			38,870	0.6%
Liabilities [4]			(399,446)	(6.4%)
			(360,576)	(5.8%)
Net Assets			6,167,683	100.0%

40

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	6,141,621
Affiliated Issuers	386,638
Total Investments in Securities	6,528,259
Investment in Vanguard	326
Receivables for Investment Securities Sold	179
Receivables for Accrued Income	21,409
Receivables for Capital Shares Issued	694
Variation Margin Receivable—Futures Contracts	63
Unrealized Appreciation—Forward Currency Contracts	2,963
Other Assets[7]	13,236
Total Assets	6,567,129
Liabilities
Payables for Investment Securities Purchased	1,786
Collateral for Securities on Loan	386,266
Payables for Capital Shares Redeemed	690
Payables to Vanguard	1,896
Variation Margin Payable—Futures Contracts	211
Unrealized Depreciation—Forward Currency Contracts	3,717
Other Liabilities	4,880
Total Liabilities	399,446
Net Assets	6,167,683

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	5,581,976
Overdistributed Net Investment Income	(8,330)
Accumulated Net Realized Losses	(150,368)
Unrealized Appreciation (Depreciation)
Investment Securities	745,556
Futures Contracts	(15)
Forward Currency Contracts	(754)
Foreign Currencies	(382)
Net Assets	6,167,683

Investor Shares—Net Assets
Applicable to 20,641,290 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	939,319
Net Asset Value Per Share—Investor Shares	$45.51

ETF Shares—Net Assets
Applicable to 41,902,071 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,999,211
Net Asset Value Per Share—ETF Shares	$119.31

41

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,005,144 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	229,153
Net Asset Value Per Share—Institutional Shares	$227.98

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $353,212,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $234,807,000, representing 3.8% of net assets.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.8%, respectively, of net assets.
4 Includes $386,266,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $3,297,000 have been segregated as initial margin for open futures contracts.
7 Cash of $2,420,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2018	215	12,386	(478)
Dow Jones EURO STOXX 50 Index	June 2018	277	11,627	536
E-mini Russell 2000 Index	June 2018	143	11,038	(393)
Topix Index	June 2018	63	10,245	320
				(15)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index futures contracts is generally treated the same for financial reporting and tax purposes.

42

FTSE All-World ex-US Small-Cap Index Fund

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	06/20/18	EUR	43,102	USD	53,729	(1,471)
BNP Paribas	06/12/18	JPY	4,749,250	USD	44,979	(1,404)
UBS AG	06/20/18	EUR	12,471	USD	15,525	(404)
Goldman Sachs International	06/12/18	JPY	1,114,960	USD	10,580	(350)
JPMorgan Chase Bank, N.A.	06/12/18	JPY	391,935	USD	3,685	(88)
JPMorgan Chase Bank, N.A.	06/20/18	USD	56,424	EUR	45,612	1,122
Morgan Stanley Capital Services LLC	06/12/18	USD	44,730	JPY	4,719,000	1,433
Barclays Bank plc	06/12/18	USD	6,402	JPY	672,857	229
JPMorgan Chase Bank, N.A.	06/12/18	USD	1,776	JPY	189,255	39
Goldman Sachs International	06/12/18	USD	1,663	JPY	176,667	42
Credit Suisse International	06/12/18	USD	1,660	JPY	176,667	39
Goldman Sachs International	06/20/18	USD	1,485	EUR	1,196	35
Bank of America, N.A	06/20/18	USD	1,182	EUR	955	24
						(754)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At April 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $976,000 and cash of $1,160,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends[1]	63,695
Interest [2]	314
Securities Lending—Net	7,127
Total Income	71,136
Expenses
The Vanguard Group—Note B
Investment Advisory Services	735
Management and Administrative—Investor Shares	766
Management and Administrative—ETF Shares	1,507
Management and Administrative—Institutional Shares	77
Marketing and Distribution—Investor Shares	78
Marketing and Distribution—ETF Shares	117
Marketing and Distribution—Institutional Shares	3
Custodian Fees	843
Shareholders’ Reports and Proxy—Investor Shares	10
Shareholders’ Reports and Proxy—ETF Shares	210
Shareholders’ Reports and Proxy—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	4,348
Net Investment Income	66,788
Realized Net Gain (Loss)
Investment Securities Sold [2]	97,387
Futures Contracts	504
Forward Currency Contracts	569
Foreign Currencies	338
Realized Net Gain (Loss)	98,798
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	80,976
Futures Contracts	(2,204)
Forward Currency Contracts	166
Foreign Currencies	(319)
Change in Unrealized Appreciation (Depreciation)	78,619
Net Increase (Decrease) in Net Assets Resulting from Operations	244,205

1 Dividends are net of foreign withholding taxes of $6,162,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $249,000, ($46,000), and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,788	107,010
Realized Net Gain (Loss)	98,798	57,506
Change in Unrealized Appreciation (Depreciation)	78,619	778,139
Net Increase (Decrease) in Net Assets Resulting from Operations	244,205	942,655
Distributions
Net Investment Income
Investor Shares	(14,012)	(16,555)
ETF Shares	(81,627)	(89,996)
Institutional Shares	(4,135)	(4,326)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(99,774)	(110,877)
Capital Share Transactions
Investor Shares	106,559	162,348
ETF Shares	314,708	1,246,669
Institutional Shares	(3,911)	18,432
Net Increase (Decrease) from Capital Share Transactions	417,356	1,427,449
Total Increase (Decrease)	561,787	2,259,227
Net Assets
Beginning of Period	5,605,896	3,346,669
End of Period[1]	6,167,683	5,605,896
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,330,000) and $19,100,000.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$44.36	$36.74	$36.27	$38.10	$38.99	$33.21
Investment Operations
Net Investment Income	. 491[1]	.965[1]	.933	.887	.909	.946
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.414	7.684	.461	(1.769)	(.834)	5.947
Total from Investment Operations	1.905	8.649	1.394	(.882)	.075	6.893
Distributions
Dividends from Net Investment Income	(.755)	(1.029)	(.924)	(.948)	(.965)	(1.113)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.755)	(1.029)	(.924)	(.948)	(.965)	(1.113)
Net Asset Value, End of Period	$45.51	$44.36	$36.74	$36.27	$38.10	$38.99

Total Return [3]	4.34%	24.02%	3.95%	-2.33%	0.15%	21.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$939	$812	$520	$446	$382	$318
Ratio of Total Expenses to
Average Net Assets	0.25%	0.25%	0.27%	0.31%	0.37%	0.40%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.40%	2.63%	2.41%	2.25%	2.58%
Portfolio Turnover Rate [4]	11%	14%	14%	9%	13%	19%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.01. Effective July 25, 2014, fees were eliminated.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$116.30	$96.34	$95.09	$99.89	$102.21	$87.11
Investment Operations
Net Investment Income	1.347[1]	2.650[1]	2.574	2.461	2.570	2.664
Net Realized and Unrealized Gain (Loss)
on Investments [2]	3.709	20.140	1.216	(4.634)	(2.169)	15.595
Total from Investment Operations	5.056	22.790	3.790	(2.173)	.401	18.259
Distributions
Dividends from Net Investment Income	(2.046)	(2.830)	(2.540)	(2.627)	(2.721)	(3.159)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.046)	(2.830)	(2.540)	(2.627)	(2.721)	(3.159)
Net Asset Value, End of Period	$119.31	$116.30	$96.34	$95.09	$99.89	$102.21

Total Return	4.39%	24.16%	4.11%	-2.19%	0.34%	21.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,999	$4,568	$2,652	$2,407	$1,947	$1,723
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.04%	2.52%	2.77%	2.55%	2.43%	2.78%
Portfolio Turnover Rate [3]	11%	14%	14%	9%	13%	19%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.04, and $.03. Effective July 25, 2014, fees were eliminated.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$222.24	$184.07	$181.69	$190.87	$195.32	$166.39
Investment Operations
Net Investment Income	2.546[1]	5.044[1]	4.937	4.756	4.933	5.100
Net Realized and Unrealized Gain (Loss)
on Investments [2]	7.114	38.536	2.326	(8.864)	(4.161)	29.812
Total from Investment Operations	9.660	43.580	7.263	(4.108)	.772	34.912
Distributions
Dividends from Net Investment Income	(3.920)	(5.410)	(4.883)	(5.072)	(5.222)	(5.982)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.920)	(5.410)	(4.883)	(5.072)	(5.222)	(5.982)
Net Asset Value, End of Period	$227.98	$222.24	$184.07	$181.69	$190.87	$195.32

Total Return [3]	4.40%	24.18%	4.11%	-2.17%	0.34%	21.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229	$226	$175	$164	$57	$18
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.53%	2.78%	2.57%	2.44%	2.79%
Portfolio Turnover Rate [4]	11%	14%	14%	9%	13%	19%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.06, and $.07. Effective July 25, 2014, fees were eliminated.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty

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FTSE All-World ex-US Small-Cap Index Fund

risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of

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FTSE All-World ex-US Small-Cap Index Fund

securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

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FTSE All-World ex-US Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $326,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	853,265	—	1
Common Stocks—Other	36,501	5,221,116	13,111
Temporary Cash Investments	386,638	17,627	—
Futures Contracts—Assets[1]	63	—	—
Futures Contracts—Liabilities[1]	(211)	—	—
Forward Currency Contracts—Assets	—	2,963	—
Forward Currency Contracts—Liabilities	—	(3,717)	—
Total	1,276,256	5,237,989	13,112
1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Small-Cap Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $64,952,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $73,029,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	63	—	63
Unrealized Appreciation—Forward Currency Contracts	—	2,963	2,963
Total Assets	63	2,963	3,026

Variation Margin Payable—Futures Contracts	(211)	—	(211)
Unrealized Depreciation—Forward Currency Contracts	—	(3,717)	(3,717)
Total Liabilities	(211)	(3,717)	(3,928)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	504	—	504
Forward Currency Contracts	—	569	569
Realized Net Gain (Loss) on Derivatives	504	569	1,073

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,204)	—	(2,204)
Forward Currency Contracts	—	166	166
Change in Unrealized Appreciation
(Depreciation) on Derivatives	(2,204)	166	(2,038)

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FTSE All-World ex-US Small-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2018, the fund realized gains on the sale of passive foreign investment companies of $5,844,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies had unrealized appreciation of $57,254,000 at April 30, 2018.

During the six months ended April 30, 2018, the fund realized $103,677,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $139,472,000 to offset future net capital gains. Of this amount, $8,715,000 is subject to expiration on October 31, 2019. Capital losses of $130,757,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

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FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2018, the cost of investment securities for tax purposes was $5,839,957,000. Net unrealized appreciation of investment securities for tax purposes was $688,302,000, consisting of unrealized gains of $1,160,653,000 on securities that had risen in value since their purchase and $472,351,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $975,820,000 of investment securities and sold $581,225,000 of investment securities, other than temporary cash investments. Purchases and sales include $252,309,000 and $257,642,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	192,915	4,229	268,136	6,796
Issued in Lieu of Cash Distributions	12,173	275	14,233	370
Redeemed	(98,529)	(2,162)	(120,021)	(3,006)
Net Increase (Decrease)—Investor Shares	106,559	2,342	162,348	4,160
ETF Shares
Issued	588,071	4,925	1,304,242	12,247
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(273,363)	(2,300)	(57,573)	(500)
Net Increase (Decrease)—ETF Shares	314,708	2,625	1,246,669	11,747
Institutional Shares
Issued	30,680	135	66,784	330
Issued in Lieu of Cash Distributions	4,004	18	4,326	22
Redeemed	(38,595)	(165)	(52,678)	(285)
Net Increase (Decrease) —Institutional Shares	(3,911)	(12)	18,432	67

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,030.04	$1.16
ETF Shares	1,000.00	1,030.50	0.55
Admiral Shares	1,000.00	1,030.68	0.55
Institutional Shares	1,000.00	1,030.65	0.50
Institutional Plus Shares	1,000.00	1,030.75	0.35
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,043.41	$1.27
ETF Shares	1,000.00	1,043.88	0.66
Institutional Shares	1,000.00	1,043.96	0.61
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
ETF Shares	1,000.00	1,024.25	0.55
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.45	0.35
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
ETF Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares,
0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.25% for
Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

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Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062018

Semiannual Report | April 30, 2018

Vanguard Global ex-U.S. Real Estate

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	38
Trustees Approve Advisory Arrangement.	40
Glossary.	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Global ex-U.S. Real Estate Index Fund returned more than 6% for the six months ended April 30, 2018, trailing its benchmark index and the average return of its international real estate peers. Its return diverged from that of its benchmark in part because of temporary pricing discrepancies arising from fair-value adjustments. Please see the Glossary entry for Fair-Value Pricing.

• The global real estate sector benefited from decent economic growth trends in both developed and emerging markets. Each major region generated positive results, with the exception of the Middle East. The Pacific region and Europe, which together account for about three-quarters of the index, were responsible for a large portion of the fund’s return.

• Japan was the main driver of performance in the Pacific region, while the United Kingdom boosted performance in Europe. Brazil, Indonesia, the Philippines, the United Arab Emirates, and Israel were among the largest detractors.

Total Returns: Six Months Ended April 30, 2018
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	6.23%
ETF Shares
Market Price	6.09
Net Asset Value	6.32
Admiral™ Shares	6.33
Institutional Shares	6.32
S&P Global ex-U.S. Property Index	6.57
International Real Estate Funds Average	7.74
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.34%	0.14%	0.14%	0.12%	1.36%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the fund’s annualized expense ratios were 0.34% for Investor Shares, 0.14% for ETF Shares,
0.14% for Admiral Shares, and 0.12% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a
Thomson Reuters Company, and captures information through year-end 2017.

Peer group: International Real Estate Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
	Total Returns
	Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

4

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,339,442,601	69,365,078	97.1%
Emerson U. Fullwood	2,338,836,617	69,971,063	97.1%
Amy Gutmann	2,339,842,903	68,964,776	97.1%
JoAnn Heffernan Heisen	2,332,323,293	76,484,386	96.8%
F. Joseph Loughrey	2,331,093,587	77,714,092	96.8%
Mark Loughridge	2,331,742,523	77,065,156	96.8%
Scott C. Malpass	2,339,621,962	69,185,717	97.1%
F. William McNabb III	2,335,834,840	72,972,840	97.0%
Deanna Mulligan	2,342,264,462	66,543,217	97.2%
André F. Perold	2,331,307,170	77,500,510	96.8%
Sarah Bloom Raskin	2,341,521,293	67,286,386	97.2%
Peter F. Volanakis	2,331,354,993	77,452,686	96.8%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Global ex-U. S. Real Estate
Index Fund	51,721,186	1,716,512	1,333,204	11,540,331	78.0%

5

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Global ex-U. S. Real Estate
Index Fund	51,926,154	1,689,680	1,155,067	11,540,331	78.3%

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.34%	0.14%	0.14%	0.12%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	637	608
Median Market Cap	$7.1B	$7.1B
Price/Earnings Ratio	9.7x	9.7x
Price/Book Ratio	1.1x	1.1x
Return on Equity	11.1%	11.1%
Earnings Growth
Rate	13.2%	13.2%
Dividend Yield	3.4%	3.4%
Turnover Rate
(Annualized)	4%	—
Short-Term Reserves	-0.5%	—

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.98	0.78
Beta	0.95	0.86
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.3%
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	2.2
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.2
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	2.1
Vonovia SE	Real Estate
	Operating
	Companies	2.1
Unibail-Rodamco SE	Retail REITs	2.1
CK Asset Holdings Ltd.	Real Estate
	Development	2.0
Link REIT	Retail REITs	1.7
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.7
Deutsche Wohnen SE	Real Estate
	Operating
	Companies	1.5
Top Ten		19.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.34% for Investor Shares, 0.14% for ETF Shares, 0.14% for
Admiral Shares, and 0.12% for Institutional Shares.

7

Global ex-U.S. Real Estate Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.0%	7.0%
Germany	5.7	5.7
France	4.9	4.9
Sweden	1.9	1.9
Switzerland	1.3	1.3
Spain	1.3	1.2
Other	3.0	3.0
Subtotal	25.1%	25.0%
Pacific
Japan	21.6%	21.6%
Hong Kong	12.7	12.8
Australia	8.6	8.7
Singapore	5.5	5.5
Other	0.5	0.5
Subtotal	48.9%	49.1%
Emerging Markets
China	11.5%	11.5%
South Africa	2.5	2.5
Philippines	1.4	1.4
Thailand	1.2	1.2
Mexico	1.0	1.0
Other	5.0	4.7
Subtotal	22.6%	22.3%
North America
Canada	2.3%	2.3%
Middle East	0.8%	0.9%
Other	0.3%	0.4%
"Other" represents securities that are not classified by the fund's benchmark index.

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2018

Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	11/1/2010	18.68%	5.05%	6.58%
Fee-Adjusted Returns		18.10	4.95	6.52
ETF Shares	11/1/2010
Market Price		19.04	5.16	6.73
Net Asset Value		18.91	5.22	6.74
Admiral Shares	2/10/2011	18.92	5.24	7.09
Fee-Adjusted Returns		18.34	5.14	7.02
Institutional Shares	4/19/2011	18.95	5.26	6.94
Fee-Adjusted Returns		18.36	5.16	6.88

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (8.6%)
Scentre Group	32,186,882	97,286
Westfield Corp.	11,557,057	79,862
Goodman Group	9,689,716	65,925
LendLease Group	3,527,550	47,309
Stockland	14,716,562	45,745
Dexus	6,101,535	43,392
GPT Group	10,850,311	39,345
Mirvac Group	22,399,321	37,590
Vicinity Centres	19,424,990	35,567
Charter Hall Group	2,799,652	12,391
Investa Office Fund	3,005,612	9,900
Cromwell Property
Group	9,574,174	7,793
Shopping Centres
Australasia Property
Group	4,329,801	7,733
BWP Trust	2,947,276	6,927
Charter Hall Retail
REIT	1,985,858	5,885
Abacus Property
Group	1,940,011	5,264
Aveo Group	2,551,241	5,010
Viva Energy REIT	2,656,838	4,028
National Storage REIT	3,340,886	4,011
Growthpoint
Properties Australia
Ltd.	1,549,751	4,001
Charter Hall Long
Wale REIT	1,029,265	3,160
Folkestone Education
Trust	1,341,137	2,884
GDI Property Group	3,058,217	2,875
Gateway Lifestyle	1,839,501	2,744
Arena REIT	1,568,548	2,625

Ingenia Communities
Group	1,239,487	2,484
Rural Funds Group	1,544,637	2,471
Hotel Property
Investments	863,061	1,994
Propertylink Group	2,236,388	1,735
Cedar Woods
Properties Ltd.	315,749	1,453
Villa World Ltd.	647,492	1,202
Industria REIT	566,644	1,080
Servcorp Ltd.	277,345	996
		592,667
Austria (0.9%)
^ BUWOG AG	678,337	23,798
IMMOFINANZ AG	5,871,300	15,371
CA Immobilien
Anlagen AG	441,928	15,324
S IMMO AG	323,811	6,406
		60,899
Belgium (0.8%)
Cofinimmo SA	117,905	15,652
Warehouses De
Pauw CVA	96,896	11,918
Aedifica SA	108,725	9,859
Befimmo SA	139,118	9,034
Retail Estates NV	46,719	4,104
Intervest Offices &
Warehouses NV	99,150	2,848
		53,415
Brazil (0.6%)
BR Malls
Participacoes SA	5,158,616	16,080
Multiplan
Empreendimentos
Imobiliarios SA	790,816	15,016
Iguatemi Empresa de
Shopping Centers SA	514,786	5,246

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Aliansce Shopping
	Centers SA	534,137	2,624
	BR Properties SA	737,374	1,873
	Sonae Sierra Brasil SA	117,365	751
*	Helbor
	Empreendimentos SA	1,153,309	478
			42,068
Canada (2.3%)
^	RioCan REIT	955,112	17,370
	First Capital Realty Inc.	990,183	15,478
	H&R REIT	859,506	13,803
^	Canadian Apartment
	Properties REIT	406,825	11,736
	Allied Properties REIT	272,448	8,802
^	SmartCentres REIT	390,095	8,750
^	Canadian REIT	217,352	8,549
^	Tricon Capital Group
	Inc.	817,075	6,402
	Pure Industrial Real
	Estate Trust	900,992	5,670
	Granite REIT	141,636	5,572
	Dream Global REIT	513,237	5,472
^	Cominar REIT	544,617	5,315
^	Boardwalk REIT	137,008	4,920
^	Artis REIT	454,339	4,738
	Dream Office REIT	224,074	4,150
*	DREAM Unlimited
	Corp. Class A	428,084	3,191
	Northview Apartment
	REIT	151,188	3,004
	Killam Apartment
	REIT	243,078	2,685
^	Crombie REIT	268,023	2,595
	NorthWest Healthcare
	Properties REIT	296,759	2,589
^	Choice Properties REIT	290,492	2,586
	InterRent REIT	270,030	2,116
^	CT REIT	187,742	1,915
	Dream Industrial REIT	208,620	1,636
	Morguard REIT	130,532	1,353
^	Slate Retail REIT	127,011	1,223
	Summit Industrial
	Income REIT	184,708	1,195
^	Slate Office REIT	203,185	1,187
	Morguard North
	American Residential
	REIT	92,815	1,008
	Agellan Commercial
	REIT	91,794	791
			155,801
Chile (0.2%)
	Parque Arauco SA	3,737,891	11,580

China (11.4%)
	Country Garden
	Holdings Co. Ltd.	42,038,163	85,719
	China Overseas Land
	& Investment Ltd.	23,186,710	77,690
*	China Evergrande
	Group	20,684,921	65,521
	China Resources
	Land Ltd.	16,330,446	61,333
	Sunac China Holdings
	Ltd.	13,029,278	55,345
	China Vanke Co. Ltd.	7,950,983	32,860
	Longfor Properties
	Co. Ltd.	8,562,708	25,609
^,*	Zall Group Ltd.	18,258,574	23,824
^	Fullshare Holdings
	Ltd.	41,575,135	22,825
	Shimao Property
	Holdings Ltd.	6,560,664	17,353
	Agile Group Holdings
	Ltd.	8,737,409	17,235
	CIFI Holdings Group
	Co. Ltd.	21,148,000	16,653
	China Jinmao
	Holdings Group Ltd.	27,151,054	15,370
	Guangzhou R&F
	Properties Co. Ltd.	6,130,609	14,576
	Future Land Holdings
	Co. Ltd. Class A	2,878,159	14,344
	Sino-Ocean Group
	Holding Ltd.	18,337,329	12,733
^,*	Jiayuan International
	Group Ltd.	6,594,000	12,235
	KWG Property
	Holding Ltd.	8,390,158	11,302
	Logan Property
	Holdings Co. Ltd.	7,615,984	11,166
	Yuexiu Property Co.
	Ltd.	37,399,094	8,414
2	Red Star Macalline
	Group Corp. Ltd.	6,038,000	8,108
	Future Land
	Development
	Holdings Ltd.	9,650,000	7,991
	Shanghai Lujiazui
	Finance & Trade
	Zone Development
	Co. Ltd. Class B	5,455,978	7,804
	Shenzhen Investment
	Ltd.	19,096,201	7,718
^,*	Kaisa Group Holdings
	Ltd.	14,226,000	7,599
	Yuzhou Properties Co.
	Ltd.	9,631,470	7,006

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	China Aoyuan
	Property Group Ltd.	7,784,000	6,253
	SOHO China Ltd.	11,518,545	5,915
	Shui On Land Ltd.	21,124,038	5,688
*	Poly Property Group
	Co. Ltd.	11,684,048	5,431
^	Greentown China
	Holdings Ltd.	3,940,814	5,193
	China SCE Property
	Holdings Ltd.	10,048,766	5,043
	Times China
	Holdings Ltd.	3,410,000	4,954
	Yuexiu REIT	6,810,516	4,546
	Powerlong Real Estate
	Holdings Ltd.	8,487,139	4,376
	China South City
	Holdings Ltd.	19,962,111	4,340
*	Ronshine China
	Holdings Ltd.	2,915,500	4,325
*	Zhenro Properties
	Group Ltd.	6,882,000	4,286
	Hopson Development
	Holdings Ltd.	4,010,710	4,267
^,*	Skyfame Realty
	Holdings Ltd.	5,727,004	4,025
^,*,2 China Logistics
	Property Holdings
	Co. Ltd.	11,195,000	3,960
^	China Overseas
	Grand Oceans
	Group Ltd.	8,018,079	3,481
	Joy City Property Ltd.	22,015,520	3,454
^,2	Redco Group	5,392,000	3,377
	Gemdale Properties
	& Investment Corp.
	Ltd.	27,902,000	3,165
	Road King
	Infrastructure Ltd.	1,475,000	2,796
	Beijing Capital Land
	Ltd.	5,213,034	2,776
^	LVGEM China Real
	Estate Investment
	Co. Ltd.	6,056,000	2,482
^,*	Carnival Group
	International
	Holdings Ltd.	54,582,799	2,394
	Spring REIT	5,697,000	2,366
^,*	Ground International
	Development Ltd.	11,030,000	2,359
^,*	Zhuguang Holdings
	Group Co. Ltd.	11,766,000	2,256
*	C C Land Holdings Ltd.	9,735,500	2,220
	Greenland Hong Kong
	Holdings Ltd.	4,754,000	2,190

	Shanghai Jinqiao
	Export Processing
	Zone Development
	Co. Ltd. Class B	1,550,210	2,020
*	Renhe Commercial
	Holdings Co. Ltd.	99,237,484	2,001
	Nam Tai Property Inc.	148,747	1,807
	Shanghai Industrial
	Urban Development
	Group Ltd.	7,956,799	1,711
	Central China Real
	Estate Ltd.	3,580,000	1,634
	Fantasia Holdings
	Group Co. Ltd.	8,101,443	1,593
^	China Merchants
	Land Ltd.	7,172,000	1,505
	Yida China Holdings
	Ltd.	4,482,000	1,456
	Beijing North Star
	Co. Ltd.	3,976,000	1,416
	China Electronics
	Optics Valley Union
	Holding Co. Ltd.	17,200,000	1,416
^,*	AVIC International
	Holding HK Ltd.	32,593,742	1,399
	Guorui Properties Ltd.	4,055,000	1,336
	Shanghai Shibei
	Hi-Tech Co. Ltd.
	Class B	2,619,850	1,307
2	China Vast Industrial
	Urban Development
	Co. Ltd.	2,395,000	1,225
*	Glorious Property
	Holdings Ltd.	14,812,036	1,200
	Tian An China
	Investment Co. Ltd.	1,905,000	1,181
*,3	Mingfa Group
	International Co. Ltd.	4,231,908	1,019
	Xinyuan Real Estate
	Co. Ltd. ADR	191,087	961
	Greattown Holdings
	Ltd. Class B	868,573	583
^,*	Hydoo International
	Holding Ltd.	9,258,000	552
*	Shanghai Huili
	Building Materials
	Co. Ltd. Class B	471,800	494
*	China Minsheng
	Drawin Technology
	Group Ltd.	16,500,000	396
*	Wuzhou International
	Holdings Ltd.	4,784,000	364

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	EverChina International
	Holdings Co. Ltd.	14,714,331	331
*	China New City
	Commercial
	Development Ltd.	52,000	9
			785,167
Denmark (0.0%)
*	TK Development A/S	449,255	513

Egypt (0.2%)
	Talaat Moustafa Group	5,900,770	4,544
*	Six of October
	Development &
	Investment	1,490,785	2,281
*	Palm Hills
	Developments SAE	7,501,157	2,215
*	Medinet Nasr Housing	2,957,104	2,139
	Heliopolis Housing	763,610	1,517
*	Emaar Misr for
	Development SAE	3,479,997	899
			13,595
Finland (0.1%)
	Citycon Oyj	2,232,892	5,107
	Technopolis Oyj	723,560	3,384
			8,491
France (4.9%)
	Unibail-Rodamco SE	600,454	144,152
^	Klepierre SA	1,254,331	51,339
	Gecina SA	291,090	50,461
	Fonciere Des Regions	325,653	36,421
^,*	ICADE	272,438	27,074
	Nexity SA	280,436	17,536
^	Mercialys SA	338,831	6,484
	Altarea SCA	22,299	5,683
			339,150
Germany (5.7%)
	Vonovia SE	2,932,643	146,941
	Deutsche Wohnen SE	2,144,015	101,187
	LEG Immobilien AG	379,423	43,749
	TAG Immobilien AG	879,923	18,595
	Grand City Properties
	SA	636,401	15,332
	TLG Immobilien AG	481,190	13,844
	alstria office REIT-AG	838,400	12,613
	Deutsche EuroShop AG	305,116	10,966
2	ADO Properties SA	165,658	9,106
	Hamborner REIT AG	484,754	5,439
*	PATRIZIA Immobilien
	AG	269,931	5,389
	DIC Asset AG	282,832	3,480
*	ADLER Real Estate AG	169,821	3,155
	WCM Beteiligungs &
	Grundbesitz-AG	168,935	841
			390,637

Greece (0.1%)
	Grivalia Properties
	REIC AE	241,493	2,652
*	LAMDA Development
	SA	209,654	1,688
			4,340
Hong Kong (12.7%)
	Sun Hung Kai
	Properties Ltd.	9,983,441	160,778
*	CK Asset Holdings
	Ltd.	15,866,875	136,978
	Link REIT	13,115,589	115,917
	Wharf Real Estate
	Investment Co. Ltd.	7,146,000	53,579
	Henderson Land
	Development Co. Ltd.	8,217,452	52,103
	Hongkong Land
	Holdings Ltd.	7,112,312	51,402
	New World
	Development Co. Ltd.	34,177,000	50,121
	Wheelock & Co. Ltd.	4,806,652	35,662
	Sino Land Co. Ltd.	18,724,604	32,322
	Hang Lung Properties
	Ltd.	12,241,932	28,971
	Wharf Holdings Ltd.	7,166,000	23,840
	Swire Properties Ltd.	6,371,200	22,615
	Hysan Development
	Co. Ltd.	3,098,655	18,035
	Kerry Properties Ltd.	3,589,832	17,161
	Hang Lung Group Ltd.	5,187,103	15,668
	Champion REIT	12,282,512	8,677
	Great Eagle Holdings
	Ltd.	1,441,697	7,282
	K Wah International
	Holdings Ltd.	8,082,338	4,961
^	Chinese Estates
	Holdings Ltd.	2,873,952	4,275
	Sunlight REIT	6,155,400	4,166
	Far East Consortium
	International Ltd.	6,520,000	3,723
^	Wang On Properties
	Ltd.	22,828,000	3,591
	Prosperity REIT	7,211,649	2,974
	HKR International Ltd.	4,486,082	2,730
	Kowloon Development
	Co. Ltd.	2,051,414	2,314
	Lai Sun Development
	Co. Ltd.	1,407,609	2,175
	CSI Properties Ltd.	32,538,348	2,103
	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	4,748,000	1,988
	Liu Chong Hing
	Investment Ltd.	1,142,000	1,836

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Emperor International
	Holdings Ltd.	5,169,832	1,568
	Asia Standard
	International Group
	Ltd.	3,814,000	914
	Soundwill Holdings
	Ltd.	462,000	822
*	CNQC International
	Holdings Ltd.	1,535,000	557
*	Ping An Securities
	Group Holdings Ltd.	50,940,000	504
^,*	Master Glory Group
	Ltd.	37,890,000	361
*	Man Sang
	International Ltd.	2,496,000	145
			872,818
India (0.5%)
	DLF Ltd.	2,546,746	8,450
*	Indiabulls Real Estate
	Ltd.	1,581,092	5,059
	Oberoi Realty Ltd.	565,594	4,638
*	Godrej Properties Ltd.	309,019	3,716
	Phoenix Mills Ltd.	327,761	3,060
	Prestige Estates
	Projects Ltd.	669,155	3,050
	Sobha Ltd.	250,617	2,057
	Sunteck Realty Ltd.	202,933	1,303
*	Unitech Ltd.	12,893,631	1,103
	Mahindra Lifespace
	Developers Ltd.	140,489	976
	Omaxe Ltd.	246,863	823
	Brigade Enterprises
	Ltd.	194,222	816
*	Housing Development
	& Infrastructure Ltd.	1,562,087	773
	Anant Raj Ltd.	662,446	464
			36,288
Indonesia (0.6%)
	Bumi Serpong Damai
	Tbk PT	56,253,327	6,793
	Ciputra Development
	Tbk PT	71,408,491	5,617
	Pakuwon Jati Tbk PT	129,065,628	5,456
*	Hanson International
	Tbk PT	425,654,900	4,295
	Summarecon Agung
	Tbk PT	55,252,900	3,575
*	Lippo Karawaci Tbk
	PT	108,382,400	3,462
	Kawasan Industri
	Jababeka Tbk PT	102,000,411	1,801

	Alam Sutera Realty
	Tbk PT	61,882,597	1,613
*	Sentul City Tbk PT	117,538,000	1,569
	Modernland Realty
	Tbk PT	43,511,200	1,108
	PP Properti Tbk PT	91,455,907	1,047
	Intiland Development
	Tbk PT	29,107,051	644
	Puradelta Lestari Tbk
	PT	44,711,000	540
	Bekasi Fajar Industrial
	Estate Tbk PT	24,202,082	461
*	Lippo Cikarang Tbk
	PT	2,386,700	395
			38,376
Ireland (0.3%)
	Green REIT plc	4,194,682	7,686
	Hibernia REIT plc	4,211,240	7,541
	Irish Residential
	Properties REIT plc	2,162,443	3,550
			18,777
Israel (0.8%)
	Azrieli Group Ltd.	220,932	10,106
	Alony Hetz Properties
	& Investments Ltd.	667,703	5,923
	Gazit-Globe Ltd.	578,568	5,470
*	Airport City Ltd.	440,182	5,026
	Melisron Ltd.	106,401	4,344
	Reit 1 Ltd.	1,044,066	4,189
	Amot Investments
	Ltd.	781,916	3,853
*	Jerusalem Economy
	Ltd.	1,243,575	3,023
*	Brack Capital
	Properties NV	20,728	2,301
	Summit Real Estate
	Holdings Ltd.	212,687	1,909
	Sella Capital Real
	Estate Ltd.	999,960	1,842
*	Africa Israel
	Properties Ltd.	74,481	1,717
	Norstar Holdings Inc.	94,854	1,673
	Big Shopping Centers
	Ltd.	26,027	1,669
	Alrov Properties and
	Lodgings Ltd.	42,102	1,423
*	ADO Group Ltd.	69,900	1,274
	Blue Square Real
	Estate Ltd.	29,891	1,070
	Property & Building
	Corp. Ltd.	12,996	967
			57,779

14

Global ex-U.S. Real Estate Index Fund

		Market
		Value•
	Shares	($000)
Italy (0.1%)
Beni Stabili SpA SIIQ	6,319,605	5,984
* Immobiliare Grande
Distribuzione SIIQ SPA	287,052	2,686
		8,670
Japan (21.4%)
Mitsubishi Estate Co.
Ltd.	8,409,645	153,666
Mitsui Fudosan Co.
Ltd.	5,994,257	153,545
Daiwa House Industry
Co. Ltd.	4,027,574	147,253
Sumitomo Realty &
Development Co. Ltd.	2,872,367	114,100
Daito Trust Construction
Co. Ltd.	464,925	77,580
Nippon Building Fund
Inc.	8,549	48,038
Japan Real Estate
Investment Corp.	8,319	43,100
Nomura Real Estate
Master Fund Inc.	25,309	35,378
Hulic Co. Ltd.	2,930,024	31,528
Japan Retail Fund
Investment Corp.	15,819	29,657
United Urban
Investment Corp.	18,427	28,303
Nippon Prologis REIT
Inc.	13,156	27,727
Daiwa House REIT
Investment Corp.	10,388	24,766
Orix JREIT Inc.	16,170	24,648
Tokyu Fudosan
Holdings Corp.	3,094,956	24,356
GLP J-Reit	20,473	22,008
Advance Residence
Investment Corp.	8,163	21,030
Japan Prime Realty
Investment Corp.	5,580	20,237
Tokyo Tatemono Co.
Ltd.	1,312,083	19,982
Nomura Real Estate
Holdings Inc.	767,329	18,989
Activia Properties Inc.	4,239	18,784
Japan Hotel REIT
Investment Corp.	24,134	18,260
Kenedix Office
Investment Corp.	2,449	15,023
Aeon Mall Co. Ltd.	683,983	13,831
Leopalace21 Corp.	1,526,550	13,240
Nippon
Accommodations
Fund Inc.	2,950	13,197
Frontier Real Estate
Investment Corp.	3,018	12,442

	Mori Hills REIT
	Investment Corp.	9,013	11,589
	Industrial &
	Infrastructure Fund
	Investment Corp.	10,284	11,385
	Japan Logistics Fund
	Inc.	5,601	11,356
	Invincible Investment
	Corp.	25,140	11,222
^	Daiwa Office
	Investment Corp.	1,890	11,184
	Japan Excellent Inc.	7,930	10,311
	AEON REIT
	Investment Corp.	9,054	9,400
^	Hulic Reit Inc.	5,972	9,217
	Mori Trust Sogo Reit
	Inc.	5,860	8,742
	Comforia Residential
	REIT Inc.	3,542	8,134
	Tokyu REIT Inc.	5,992	8,071
	Premier Investment
	Corp.	8,018	7,850
	NTT Urban
	Development Corp.	663,500	7,817
	Japan Rental Housing
	Investments Inc.	9,864	7,673
	Sekisui House Reit
	Inc.	11,834	7,619
	Fukuoka REIT Corp.	4,827	7,482
	MCUBS MidCity
	Investment Corp.	9,886	7,459
	NIPPON REIT
	Investment Corp.	2,354	7,148
	Kenedix Residential
	Next Investment Corp.	4,726	6,974
^,3	Sekisui House
	Residential Investment
	Corp.	6,669	6,909
	Ichigo Office REIT
	Investment	9,275	6,880
	LaSalle Logiport REIT	6,589	6,766
	Kenedix Retail REIT
	Corp.	3,100	6,562
	Hoshino Resorts
	REIT Inc.	1,269	6,245
	Ichigo Inc.	1,376,000	6,127
	Heiwa Real Estate
	REIT Inc.	6,093	5,830
^	Invesco Office J-Reit
	Inc.	44,139	5,577
	Global One Real
	Estate Investment
	Corp.	5,449	5,454
	Hankyu Reit Inc.	3,861	4,929

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Heiwa Real Estate Co.
	Ltd.	206,232	4,831
	Mitsui Fudosan
	Logistics Park Inc.	1,365	4,396
	Daibiru Corp.	347,557	4,144
	TOC Co. Ltd.	467,129	4,136
	Daikyo Inc.	184,305	4,011
	Unizo Holdings Co.
	Ltd.	141,100	3,360
	Mitsubishi Estate
	Logistics REIT
	Investment Corp.	1,285	3,101
^	Mirai Corp.	1,782	2,999
	Mori Trust Hotel Reit
	Inc.	2,054	2,715
^	One REIT Inc.	1,127	2,570
	Keihanshin Building
	Co. Ltd.	296,200	2,524
	Star Asia Investment
	Corp.	2,525	2,433
^	Shinoken Group Co.
	Ltd.	73,400	2,232
	Goldcrest Co. Ltd.	97,340	2,068
	Takara Leben Co. Ltd.	487,752	2,066
	Starts Proceed
	Investment Corp.	1,374	2,023
^	Ichigo Hotel REIT
	Investment Corp.	1,567	1,925
^	SAMTY Co. Ltd.	100,100	1,850
	Tosei Corp.	146,900	1,801
	Arealink Co. Ltd.	53,000	1,749
	Sakura Sogo REIT
	Investment Corp.	2,014	1,723
	Sun Frontier Fudousan
	Co. Ltd.	142,700	1,722
^	Samty Residential
	Investment Corp.	1,767	1,543
	Star Mica Co. Ltd.	70,800	1,530
	Tosei Reit Investment
	Corp.	1,369	1,407
	Nisshin Fudosan Co.	166,000	1,247
	Japan Property
	Management Center
	Co. Ltd.	73,800	1,082
^	Ooedo Onsen Reit
	Investment Corp.	1,296	1,062
^	Health Care & Medical
	Investment Corp.	1,085	1,053
^	Nippon Commercial
	Development Co. Ltd.	58,300	954
^,*	CRE Logistics REIT Inc.	823	860
	Mugen Estate Co. Ltd.	58,100	738
^	Tokyo Theatres Co. Inc.	45,701	610
^	Ardepro Co. Ltd.	1,045,400	602
			1,475,647

Malaysia (0.7%)
	Sime Darby Property
	Bhd.	15,776,200	5,977
	SP Setia Bhd Group	7,161,000	5,798
	IOI Properties Group
	Bhd.	13,100,300	5,202
	Sunway Bhd.	11,433,576	4,386
	KLCCP Stapled Group
	Bhd.	2,040,270	4,034
	IGB REIT	7,941,300	3,221
	Sunway REIT	7,357,334	3,016
	UOA Development
	Bhd.	3,610,400	2,231
	Mah Sing Group Bhd.	7,386,025	1,914
*	Eco World
	Development Group
	Bhd.	6,147,600	1,796
*	UEM Sunrise Bhd.	7,338,765	1,719
	Eastern & Oriental Bhd.	4,751,656	1,691
	Matrix Concepts
	Holdings Bhd.	3,104,128	1,593
	Pavilion REIT	3,801,900	1,449
*	Eco World
	International Bhd.	5,329,593	1,322
	Axis REIT	3,534,300	1,240
	Capitaland Malaysia
	Mall Trust	4,106,000	1,191
	LBS Bina Group Bhd.	3,787,740	925
	MKH Bhd.	1,986,600	695
*	KSL Holdings Bhd.	2,666,900	644
	KIP REIT	2,881,900	564
	Titijaya Land Bhd.	2,872,500	334
*	Sunway Bhd.
	Warrants Exp.
	12/31/2024	1,260,691	127
*	Eco World
	Development Group
	Bhd Warrants Exp.
	03/26/2022	450,320	33
*	Matrix Concepts
	Holdings Bhd.
	Warrants Exp.
	07/20/2020	167,103	11
*	Eastern & Oriental
	Bhd Warrants Exp.
	07/21/2019	438,840	9
*	Mah Sing Group
	Warrants Exp.
	01/15/2026	264,345	5
			51,127

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Mexico (1.0%)
	Fibra Uno
	Administracion SA
	de CV	19,855,940	32,881
	Concentradora Fibra
	Danhos SA de CV	4,773,325	8,489
	PLA Administradora
	Industrial S de RL
	de CV	4,809,396	7,669
	Macquarie Mexico
	Real Estate
	Management SA
	de CV	4,844,306	5,170
	Corp Inmobiliaria
	Vesta SAB de CV	3,260,650	4,707
	Prologis Property
	Mexico SA de CV	2,096,300	3,894
2	Concentradora Fibra
	Hotelera Mexicana
	SA de CV	4,142,948	2,576
*	Grupo GICSA SA
	de CV	2,845,403	1,508
	Asesor de Activos
	Prisma SAPI de CV	2,053,863	1,411
	Fibra Shop Portafolios
	Inmobiliarios SAPI
	de CV	2,293,018	1,334
			69,639
Netherlands (0.5%)
	Eurocommercial
	Properties NV	299,404	12,549
^	Wereldhave NV	243,189	9,772
	Vastned Retail NV	97,217	4,861
	NSI NV	112,919	4,860
*	Griffin Premium
	RE NV	198,854	288
			32,330
New Zealand (0.4%)
	Kiwi Property Group
	Ltd.	8,586,822	8,257
	Goodman Property
	Trust	6,255,532	6,002
	Precinct Properties
	New Zealand Ltd.	5,864,664	5,272
	Argosy Property Ltd.	5,112,163	3,647
	Vital Healthcare
	Property Trust	2,018,518	2,944
	Stride Property Group	2,290,076	2,783
	Investore Property Ltd.	1,179,227	1,177
			30,082
Norway (0.2%)
2	Entra ASA	749,147	10,274
	Selvaag Bolig ASA	274,657	1,395
			11,669

	Other (0.2%) [4]
^,5	Vanguard Real Estate
	ETF	146,614	11,156

	Philippines (1.4%)
	SM Prime Holdings
	Inc.	69,831,695	46,019
	Ayala Land Inc.	35,525,800	27,916
	Megaworld Corp.	76,780,500	6,663
	Robinsons Land Corp.	12,303,372	4,243
	Vista Land &
	Lifescapes Inc.	30,763,178	3,857
*	DoubleDragon
	Properties Corp.	3,550,260	2,139
	Filinvest Land Inc.	57,696,000	1,852
	Belle Corp.	24,827,800	1,609
*	International
	Entertainment Corp.	2,554,000	603
	Cebu Landmasters Inc.	3,552,644	312
			95,213
	Poland (0.1%)
^	Echo Polska
	Properties NV	2,765,393	4,205
	Globe Trade Centre SA	1,121,714	2,948
			7,153
	Qatar (0.1%)
	Barwa Real Estate Co.	580,320	5,625
	United Development
	Co. QSC	1,031,998	4,128
*	Mazaya Qatar Real
	Estate Development
	QSC	323,513	614
			10,367
	Russia (0.1%)
	LSR Group PJSC GDR	1,218,335	3,226
	Etalon Group plc GDR	505,571	1,445
			4,671
	Singapore (5.5%)
	CapitaLand Ltd.	15,367,838	43,335
	City Developments
	Ltd.	3,739,690	35,538
	Ascendas REIT	14,511,161	29,111
	CapitaLand Mall Trust	16,305,734	25,750
	UOL Group Ltd.	3,349,178	22,120
	CapitaLand
	Commercial Trust	15,735,687	21,498
	Suntec REIT	13,502,327	19,847
	Mapletree
	Commercial Trust	11,492,433	14,009
	Mapletree Logistics
	Trust	12,402,566	11,848
	Mapletree Industrial
	Trust	7,404,434	11,301
	Keppel REIT	10,809,215	10,091

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Fortune REIT	8,324,861	9,858
	Mapletree Greater
	China Commercial
	Trust	10,712,550	9,584
	Ascott Residence Trust	7,590,866	6,520
	CDL Hospitality Trusts	4,542,446	6,078
	Frasers Centrepoint
	Trust	3,451,241	5,819
	Manulife US REIT	5,805,300	5,513
	Frasers Logistics &
	Industrial Trust	6,788,400	5,361
	Parkway Life REIT	2,342,055	4,917
	Yanlord Land Group
	Ltd.	3,777,104	4,816
	Keppel DC REIT	4,311,013	4,631
	Starhill Global REIT	8,244,668	4,470
	OUE Hospitality Trust	6,691,100	4,230
	CapitaLand Retail
	China Trust	3,566,886	4,213
	Frasers Commercial
	Trust	3,886,467	4,094
	Cache Logistics Trust	6,456,042	4,062
	AIMS AMP Capital
	Industrial REIT	3,641,676	3,897
	Wing Tai Holdings Ltd.	2,310,410	3,540
	First REIT	3,428,054	3,538
	Frasers Property Ltd.	2,288,500	3,495
^	ESR-REIT	8,203,435	3,270
	Lippo Malls Indonesia
	Retail Trust	11,632,906	2,847
	SPH REIT	3,807,000	2,842
	Ascendas Hospitality
	Trust	4,427,300	2,713
	GuocoLand Ltd.	1,613,777	2,630
	Far East Hospitality
	Trust	5,114,392	2,597
	Wheelock Properties
	Singapore Ltd.	1,806,069	2,470
^	Yoma Strategic
	Holdings Ltd.	7,378,018	2,377
^	OUE Ltd.	1,686,100	2,294
*	Cromwell European
	REIT	2,703,600	1,987
^	GSH Corp. Ltd.	5,396,200	1,928
	Soilbuild Business
	Space REIT	3,600,260	1,804
	Sabana Shari’ah
	Compliant Industrial
	REIT	4,497,972	1,439
	Sinarmas Land Ltd.	4,552,000	1,247
^,*	Ying Li International
	Real Estate Ltd.	6,562,600	681
*	Aspen Group Holdings
	Ltd.	4,012,300	645
			376,855

South Africa (2.5%)
	Growthpoint
	Properties Ltd.	17,334,035	40,463
	NEPI Rockcastle plc	3,493,429	38,500
	Redefine Properties
	Ltd.	32,104,648	30,853
	Hyprop Investments
	Ltd.	1,496,135	13,659
^	Resilient REIT Ltd.	2,343,684	12,752
	Vukile Property Fund
	Ltd.	4,742,171	8,533
*	Attacq Ltd.	4,574,319	7,055
	SA Corporate Real
	Estate Ltd.	15,361,914	5,882
	Emira Property Fund
	Ltd.	3,168,743	4,094
	Arrowhead Properties
	Ltd.	6,347,321	3,555
	Rebosis Property Fund
	Ltd.	4,044,060	2,627
	Octodec Investments
	Ltd.	968,364	1,698
	Delta Property Fund
	Ltd.	3,120,760	1,637
	Balwin Properties Ltd.	1,167,168	553
			171,861
South Korea (0.0%)
^	SK D&D Co. Ltd.	45,403	1,253
	Dongwon Development
	Co. Ltd.	219,593	1,018
			2,271
Spain (1.3%)
	Merlin Properties
	Socimi SA	2,012,008	31,045
	Inmobiliaria Colonial
	Socimi SA	1,942,248	22,569
	Hispania Activos
	Inmobiliarios
	SOCIMI SA	654,895	13,885
	Lar Espana Real
	Estate Socimi SA	562,535	6,379
*,2	Aedas Homes SAU	140,745	5,032
*,2	Metrovacesa SA	233,582	4,197
	Axiare Patrimonio
	SOCIMI SA	102,132	2,165
^,*	Realia Business SA	1,046,346	1,387
^,*	Quabit Inmobiliaria SA	434,127	1,011
*	Quabit Inmobiliaria
	SA Rights Exp.
	05/11/2018	434,127	24
			87,694

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Sweden (1.9%)
	Castellum AB	1,651,647	26,699
*	Fabege AB	1,698,898	19,561
*	Fastighets AB Balder
	Class B	591,814	15,246
	Hemfosa Fastigheter
	AB	953,560	11,812
^	Wallenstam AB	1,289,141	11,549
	Hufvudstaden AB
	Class A	712,677	10,459
	Wihlborgs Fastigheter
	AB	419,182	9,715
	Kungsleden AB	1,128,937	8,006
^,*	D Carnegie & Co.
	AB Class B	263,753	4,103
	Klovern AB	3,281,144	4,094
^	Dios Fastigheter AB	530,113	3,363
	Victoria Park AB
	Class B	646,384	2,654
^	Magnolia Bostad AB	97,637	573
			127,834
Switzerland (1.3%)
	Swiss Prime Site AG	432,071	40,483
	PSP Swiss Property AG	244,351	22,831
*	Allreal Holding AG	86,447	14,213
*	Mobimo Holding AG	37,072	9,575
	Intershop Holding AG	9,103	4,544
			91,646
Taiwan (0.6%)
	Highwealth
	Construction Corp.	5,343,544	8,227
*	Ruentex Development
	Co. Ltd.	6,464,874	7,741
	Chong Hong
	Construction Co. Ltd.	1,209,297	3,512
	Huaku Development
	Co. Ltd.	1,382,854	3,193
	Hung Sheng
	Construction Ltd.	2,618,000	3,075
	Shin Kong No.1 REIT	6,049,000	2,977
	Prince Housing &
	Development Corp.	7,048,478	2,803
	Cathay Real Estate
	Development Co. Ltd.	3,105,100	1,805
	Farglory Land
	Development Co. Ltd.	1,622,631	1,778
*	Radium Life Tech Co.
	Ltd.	4,208,947	1,528
	Kindom Construction
	Corp.	1,983,000	1,293
*	Taiwan Land
	Development Corp.	3,515,450	1,115
*	Kuoyang Construction
	Co. Ltd.	2,042,665	1,018

	Hong Pu Real Estate
	Development Co. Ltd.	1,273,194	970
	Advancetek Enterprise
	Co. Ltd.	1,300,000	863
*	Shining Building
	Business Co. Ltd.	2,188,119	853
	KEE TAI Properties
	Co. Ltd.	2,325,869	851
*	ZongTai Real Estate
	Development Co. Ltd.	1,120,574	807
	Huang Hsiang
	Construction Corp.	790,000	751
			45,160
Thailand (1.2%)
*	Central Pattana PCL	8,135,200	20,760
*	Land & Houses PCL	21,297,200	7,413
*	CPN Retail Growth
	Leasehold REIT	9,812,110	7,023
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	10,654,698	6,168
*	WHA Corp. PCL-F	37,764,830	4,718
*	Bangkok Land PCL
	ORD	53,815,100	3,189
*	Quality Houses PCL	26,649,900	2,581
	Samui Airport
	Property Fund
	Leasehold	3,474,875	2,577
*	Origin Property PCL	4,097,899	2,352
*	Supalai PCL	3,189,305	2,339
*	IMPACT Growth REIT	4,143,000	2,333
*	Amata Corp. PCL	3,186,500	2,055
	Platinum Group PCL	6,495,300	1,692
*	Golden Ventures
	Leasehold REIT	3,410,500	1,567
*	U City PCL	1,546,928,600	1,470
*	Siam Future
	Development PCL	4,866,767	1,393
	TICON Industrial
	Connection PCL	2,436,280	1,365
3	Pruksa Real Estate
	PCL	3,024,500	1,286
*	Sansiri PCL (Local)	20,529,400	1,088
*	Ananda Development
	PCL	8,422,500	1,043
*	LPN Development
	PCL	3,236,600	1,024
*	AP Thailand PCL	3,794,350	1,008
*	Singha Estate PCL	8,997,436	984
*	Gland Office
	Leasehold REIT	2,526,803	953
*	Hemaraj Leasehold
	REIT	3,553,300	849
	Sansiri PCL	14,694,200	779

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Pruksa Holding PCL	875,600	617
^	WHA Corp. PCL	4,759,678	595
*	Supalai PCL	806,276	591
*	Univentures PCL	2,078,700	589
*	TICON Industrial
	Connection PCL	861,000	482
^	Univentures PCL-
	FRGN	1,577,100	447
^	Asian Property
	Development PCL
	(Foreign)	1,513,270	402
*	Bhiraj Office
	Leasehold REIT	959,800	398
*	SC Asset Corp. ORD	3,071,925	370
*	SC Asset Corp. NVDR	2,627,700	316
*	SC Asset Corp.
	ORD F	2,526,712	304
^,*	Bangkok Land PCL
	ORD F	4,269,495	253
^	Land & Houses PCL-F	481,300	168
	TICON Industrial
	Connection PCL
	(Foreign)	50,093	28
^,*	Singha Estate PCL-F	253,164	28
*	WHA Corp. PCL
	Warrants Exp.
	12/31/2019	108,341	24
*	Raimon Land PCL
	Warrants Exp.
	06/14/2018	1,271,475	—
			85,621
Turkey (0.1%)
*	Emlak Konut
	Gayrimenkul Yatirim
	Ortakligi AS	11,757,351	7,045
	Is Gayrimenkul
	Yatirim Ortakligi AS	3,230,639	970
	AKIS Gayrimenkul
	Yatirimi AS	875,671	730
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	818,753	564
			9,309
United Arab Emirates (0.9%)
	Emaar Properties
	PJSC	20,741,755	32,600
	Aldar Properties PJSC	18,706,923	10,678
*	DAMAC Properties
	Dubai Co. PJSC	10,075,995	7,578
*	Emaar Malls PJSC	11,611,454	7,015
*	Eshraq Properties Co.
	PJSC	7,035,885	1,359
*	Deyaar Development
	PJSC	8,123,599	1,036
	RAK Properties PJSC	5,511,338	990
			61,256

United Kingdom (6.9%)
	Land Securities
	Group plc	4,542,666	61,668
	British Land Co. plc	6,006,842	55,473
	Segro plc	6,011,823	53,348
	Hammerson plc	4,798,605	36,174
	Derwent London plc	670,702	29,417
	Shaftesbury plc	1,480,734	20,603
	UNITE Group plc	1,588,941	18,242
	Capital & Counties
	Properties plc	4,549,143	18,005
	Tritax Big Box REIT
	plc	8,418,164	17,348
*	Great Portland
	Estates plc	1,696,524	16,348
	Intu Properties plc	5,288,494	14,211
	Assura plc	14,363,451	11,777
	Big Yellow Group plc	896,633	11,345
	Workspace Group plc	717,324	10,956
	LondonMetric
	Property plc	4,184,682	10,950
	Grainger plc	2,509,819	10,809
	F&C Commercial
	Property Trust Ltd.	4,795,117	9,679
	Safestore Holdings plc	1,265,392	9,518
	NewRiver REIT plc	1,844,331	7,368
	St. Modwen
	Properties plc	1,147,843	6,480
	Primary Health
	Properties plc	3,965,830	6,172
	UK Commercial
	Property Trust Ltd.	4,069,892	5,000
	MAS Real Estate Inc.	2,581,732	4,856
	Hansteen Holdings plc	2,495,184	4,554
	Picton Property
	Income Ltd.	3,293,088	4,077
	Empiric Student
	Property plc	3,468,559	4,071
	Redefine
	International plc	7,894,677	4,038
	Helical plc	650,070	3,365
	Schroder REIT Ltd.	3,142,640	2,652
2	Regional REIT Ltd.	1,838,672	2,524
	Capital & Regional plc	3,136,500	2,292
	LXI REIT plc	1,184,756	1,678
	Civitas Social
	Housing plc	1,173,413	1,662
2	AEW UK Long
	Lease Reit plc	485,849	636
			477,296
Total Common Stocks
(Cost $6,323,999)			6,826,888

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.8%)
[6,7]	Vanguard Market
	Liquidity Fund,
	1.886%	2,636,053	263,605

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.1%)
8	United States Treasury Bill,
	1.414%, 5/24/18	500	500
8	United States Treasury Bill,
	1.422%, 5/31/18	1,350	1,348
8	United States Treasury Bill,
	1.518%, 6/28/18	200	199
	United States Treasury Bill,
	1.946%, 10/4/18	500	496
			2,543
Total Temporary Cash Investments
(Cost $266,131)			266,148
Total Investments (103.0%)
(Cost $6,590,130)			7,093,036

Amount
($000)
Other Assets and Liabilities (-3.0%)
Other Assets
Investment in Vanguard	365
Receivables for Accrued Income	28,059
Receivables for Capital Shares Issued	5,431
Variation Margin Receivable—
Futures Contracts	1
Unrealized Appreciation—
Forward Currency Contracts	177
Other Assets [8]	6,194
Total Other Assets	40,227
Liabilities
Payables for Investment Securities
Purchased	(1,377)
Collateral for Securities on Loan	(242,460)
Payables for Capital Shares Redeemed	(246)
Payables to Vanguard	(1,528)
Variation Margin Payable—
Futures Contracts	(275)
Unrealized Depreciation—
Forward Currency Contracts	(596)
Other Liabilities	(794)
Total Liabilities	(247,276)
Net Assets (100%)	6,885,987

21

Global ex-U.S. Real Estate Index Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	6,488,912
Overdistributed Net Investment Income	(10,392)
Accumulated Net Realized Losses	(94,751)
Unrealized Appreciation (Depreciation)
Investment Securities	502,906
Futures Contracts	57
Forward Currency Contracts	(419)
Foreign Currencies	(326)
Net Assets	6,885,987

Investor Shares—Net Assets
Applicable to 2,487,461 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	60,913
Net Asset Value Per Share—
Investor Shares	$24.49

ETF Shares—Net Assets
Applicable to 100,088,731 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,128,408
Net Asset Value Per Share—
ETF Shares	$61.23

Admiral Shares—Net Assets
Applicable to 14,444,993 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	536,004
Net Asset Value Per Share—
Admiral Shares	$37.11

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,299,609 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	160,662
Net Asset Value Per Share—
Institutional Shares	$123.62

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $230,685,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 3.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be sold in
transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $51,015,000, representing 0.7% of
net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
7 Includes $242,460,000 of collateral received for securities on loan.
8 Securities with a value of $2,047,000 and cash value of
$187,000 have been segregated as initial margin for open
futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

22

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2018	388	22,353	(952)
Topix Index	June 2018	97	15,774	684
E-mini S&P 500 Index	June 2018	73	9,662	(26)
FTSE 100 Index	June 2018	84	8,631	351
				57

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	6/12/18	JPY	1,394,017	USD	13,196	(406)
Barclays Bank plc	6/12/18	JPY	137,520	USD	1,287	(25)
JPMorgan Chase Bank, N.A.	6/12/18	JPY	121,100	USD	1,138	(27)
Barclays Bank plc	6/20/18	GBP	4,351	USD	6,089	(84)
JPMorgan Chase Bank, N.A.	6/20/18	GBP	731	USD	1,024	(15)
Deutsche Bank AG	6/20/18	GBP	503	USD	718	(23)
Morgan Stanley Capital Services LLC	6/20/18	GBP	427	USD	605	(16)
Goldman Sachs International	6/12/18	USD	2,435	JPY	258,667	62
Barclays Bank plc	6/12/18	USD	2,431	JPY	258,667	58
Credit Suisse International	6/12/18	USD	2,430	JPY	258,667	57
						(419)
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	146,749
Dividends—Affiliated Issuers	172
Interest—Unaffiliated Issuers	18
Interest—Affiliated Issuers	156
Securities Lending—Net	2,567
Total Income	149,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	830
Management and Administrative—Investor Shares	77
Management and Administrative—ETF Shares	2,182
Management and Administrative—Admiral Shares	205
Management and Administrative—Institutional Shares	55
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	169
Marketing and Distribution—Admiral Shares	17
Marketing and Distribution—Institutional Shares	2
Custodian Fees	756
Shareholders’ Reports and Proxy—Investor Shares	2
Shareholders’ Reports and Proxy—ETF Shares	252
Shareholders’ Reports and Proxy—Admiral Shares	2
Shareholders’ Reports and Proxy—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	4,556
Net Investment Income	145,106
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	17,954
Investment Securities Sold—Affiliated Issuers	319
Futures Contracts	2,674
Forward Currency Contracts	369
Foreign Currencies	807
Realized Net Gain (Loss)	22,123
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	205,009
Investment Securities—Affiliated Issuers	(343)
Futures Contracts	(448)
Forward Currency Contracts	(419)
Foreign Currencies	(247)
Change in Unrealized Appreciation (Depreciation)	203,552
Net Increase (Decrease) in Net Assets Resulting from Operations	370,781
1 Dividends are net of foreign withholding taxes of $8,900,000.
See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	145,106	161,220
Realized Net Gain (Loss)	22,123	49,701
Change in Unrealized Appreciation (Depreciation)	203,552	489,291
Net Increase (Decrease) in Net Assets Resulting from Operations	370,781	700,212
Distributions
Net Investment Income
Investor Shares	(1,745)	(2,179)
ETF Shares	(183,825)	(142,965)
Admiral Shares	(15,284)	(14,861)
Institutional Shares	(5,147)	(6,531)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(206,001)	(166,536)
Capital Share Transactions
Investor Shares	3,718	(10,258)
ETF Shares	861,082	1,045,850
Admiral Shares	70,299	33,006
Institutional Shares	350	(29,219)
Net Increase (Decrease) from Capital Share Transactions	935,449	1,039,379
Total Increase (Decrease)	1,100,229	1,573,055
Net Assets
Beginning of Period	5,785,758	4,212,703
End of Period[1]	6,885,987	5,785,758
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,392,000) and $45,146,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.79	$21.35	$21.44	$22.63	$23.06	$21.04
Investment Operations
Net Investment Income	. 522[1]	.711[1]	.655[1]	.683	.944	.685[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.937	2.530	(.088)	(1.103)	(.443)	2.321
Total from Investment Operations	1.459	3.241	.567	(.420)	.501	3.006
Distributions
Dividends from Net Investment Income	(.759)	(.801)	(.657)	(.770)	(.931)	(.986)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.759)	(.801)	(.657)	(.770)	(.931)	(.986)
Net Asset Value, End of Period	$24.49	$23.79	$21.35	$21.44	$22.63	$23.06

Total Return [3]	6.23%	15.88%	2.72%	-1.82%	2.41%	14.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$56	$59	$58	$51	$156
Ratio of Total Expenses to
Average Net Assets	0.34%	0.34%	0.35%	0.36%	0.37%	0.40%
Ratio of Net Investment Income to
Average Net Assets	4.06%	3.24%	3.10%	2.97%	4.10%	2.95%
Portfolio Turnover Rate[4]	4%	6%	7%	12%	8%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.02.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$59.49	$53.35	$53.58	$56.54	$57.64	$52.60
Investment Operations
Net Investment Income	1.357[1]	1.900[1]	1.752[1]	1.802	2.437	1.713[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	2.341	6.325	(.241)	(2.747)	(1.120)	5.869
Total from Investment Operations	3.698	8.225	1.511	(.945)	1.317	7.582
Distributions
Dividends from Net Investment Income	(1.958)	(2.085)	(1.741)	(2.015)	(2.417)	(2.542)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.958)	(2.085)	(1.741)	(2.015)	(2.417)	(2.542)
Net Asset Value, End of Period	$61.23	$59.49	$53.35	$53.58	$56.54	$57.64

Total Return	6.32%	16.13%	2.92%	-1.66%	2.51%	14.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,128	$5,122	$3,616	$3,111	$2,203	$1,306
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%	0.18%	0.24%	0.27%
Ratio of Net Investment Income to
Average Net Assets	4.26%	3.44%	3.30%	3.15%	4.23%	3.08%
Portfolio Turnover Rate [3]	4%	6%	7%	12%	8%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.02.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.05	$32.33	$32.47	$34.27	$34.92	$31.87
Investment Operations
Net Investment Income	. 822[1]	1.141[1]	1.058[1]	1.090	1.466	1.012[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.424	3.844	(.139)	(1.673)	(.661)	3.580
Total from Investment Operations	2.246	4.985	.919	(.583)	.805	4.592
Distributions
Dividends from Net Investment Income	(1.186)	(1.265)	(1.059)	(1.217)	(1.455)	(1.542)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.186)	(1.265)	(1.059)	(1.217)	(1.455)	(1.542)
Net Asset Value, End of Period	$37.11	$36.05	$32.33	$32.47	$34.27	$34.92

Total Return[3]	6.33%	16.15%	2.91%	-1.66%	2.55%	14.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$536	$453	$373	$349	$296	$117
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%	0.18%	0.24%	0.27%
Ratio of Net Investment Income to
Average Net Assets	4.26%	3.44%	3.30%	3.15%	4.23%	3.08%
Portfolio Turnover Rate [4]	4%	6%	7%	12%	8%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$120.11	$107.71	$108.17	$114.14	$116.37	$106.19
Investment Operations
Net Investment Income	2.794[1]	3.889[1]	3.559[1]	3.657	4.954	3.407[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	4.680	12.741	(.483)	(5.541)	(2.273)	11.930
Total from Investment Operations	7.474	16.630	3.076	(1.884)	2.681	15.337
Distributions
Dividends from Net Investment Income	(3.964)	(4.230)	(3.536)	(4.086)	(4.911)	(5.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.964)	(4.230)	(3.536)	(4.086)	(4.911)	(5.157)
Net Asset Value, End of Period	$123.62	$120.11	$107.71	$108.17	$114.14	$116.37

Total Return[3]	6.32%	16.17%	2.93%	-1.61%	2.55%	14.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$161	$156	$165	$167	$176	$92
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.13%	0.16%	0.22%	0.24%
Ratio of Net Investment Income to
Average Net Assets	4.28%	3.46%	3.32%	3.17%	4.25%	3.11%
Portfolio Turnover Rate [4]	4%	6%	7%	12%	8%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.00, $.00, and $.07.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty

30

Global ex-U.S. Real Estate Index Fund

risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypoth-ecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Global ex-U.S. Real Estate Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Global ex-U.S. Real Estate Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $365,000, representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	293,012	6,524,662	9,214
Temporary Cash Investments	263,605	2,543	—
Futures Contract-Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(275)	—	—
Forward Currency Contracts—Assets	—	177	—
Forward Currency Contracts—Liabilities	—	(596)	—
Total	556,343	6,526,786	9,214
1 Represents variation margin on the last day of the reporting period.

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Global ex-U.S. Real Estate Index Fund

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1	—	1
Unrealized Appreciation—Forward Currency Contracts	—	177	177
Total Assets	1	177	178

Variation Margin Payable—Futures Contracts	(275)	—	(275)
Unrealized Depreciation—Forward Currency Contracts	—	(596)	(596)
Total Liabilities	(275)	(596)	(871)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,674	—	2,674
Forward Currency Contracts	—	369	369
Realized Net Gain (Loss) on Derivatives	2,674	369	3,043

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(448)	—	(448)
Forward Currency Contracts	—	(419)	(419)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(448)	(419)	(867)

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Global ex-U.S. Real Estate Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2018, the fund realized gains on the sale of passive foreign investment companies of $4,550,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies had unrealized appreciation of $76,169,000 at April 30, 2018.

During the six months ended April 30, 2018, the fund realized $15,137,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $98,031,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $96,083,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $6,666,299,000. Net unrealized appreciation of investment securities for tax purposes was $426,737,000, consisting of unrealized gains of $813,259,000 on securities that had risen in value since their purchase and $386,522,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $1,047,165,000 of investment securities and sold $199,721,000 of investment securities, other than temporary cash investments. Purchases and sales include $742,951,000 and $62,628,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

35

Global ex-U.S. Real Estate Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares (sample)
Issued[1]	8,293	340	9,645	443
Issued in Lieu of Cash Distributions	1,524	64	1,894	94
Redeemed [2]	(6,099)	(251)	(21,797)	(968)
Net Increase (Decrease)—Investor Shares	3,718	153	(10,258)	(431)
ETF Shares
Issued[1]	926,705	15,101	1,594,745	29,212
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(65,623)	(1,100)	(548,895)	(10,900)
Net Increase (Decrease)—ETF Shares	861,082	14,001	1,045,850	18,312
Admiral Shares
Issued[1]	90,628	2,430	96,042	2,884
Issued in Lieu of Cash Distributions	13,144	364	12,797	417
Redeemed [2]	(33,473)	(911)	(75,833)	(2,272)
Net Increase (Decrease)—Admiral Shares	70,299	1,883	33,006	1,029
Institutional Shares
Issued[1]	5,766	48	35,925	321
Issued in Lieu of Cash Distributions	2,788	23	4,242	41
Redeemed [2]	(8,204)	(68)	(69,386)	(595)
Net Increase (Decrease)—Institutional Shares	350	3	(29,219)	(233)
1 Includes purchase fees for fiscal 2018 and 2017 of $242,000 and $495,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2018 and 2017 of $92,000 and $251,000, respectively (fund totals).

At April 30, 2018, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

36

Global ex-U.S. Real Estate Index Fund

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	147,067	NA1	NA1	(7)	13	156	—	263,605
Vanguard Real
Estate ETF	7,908	31,823	28,545	326	(356)	172	—	11,156
Total	154,975			319	(343)	328	—	274,761
1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

38

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,062.25	$1.74
ETF Shares	1,000.00	1,063.19	0.72
Admiral Shares	1,000.00	1,063.28	0.72
Institutional Shares	1,000.00	1,063.19	0.61
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.52	$1.71
ETF Shares	1,000.00	1,024.51	0.70
Admiral Shares	1,000.00	1,024.51	0.70
Institutional Shares	1,000.00	1,024.61	0.60

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares, 0.14% for ETF Shares, 0.14% for Admiral Shares, and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

39

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2010 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

40

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

41

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

42

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

43

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
The index is a product of S&P Dow Jones Indices LLC
Text Telephone for People	(“SPDJI”), and has been licensed for use by Vanguard.
Who Are Deaf or Hard of Hearing > 800-749-7273	Standard & Poor’s® and S&P® are registered
This material may be used in conjunction	trademarks of Standard & Poor’s Financial Services LLC
(“S&P”); Dow Jones® is a registered trademark of Dow
with the offering of shares of any Vanguard	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
fund only if preceded or accompanied by	and S&P 500® are trademarks of S&P; and these
the fund’s current prospectus.	trademarks have been licensed for use by SPDJI and
sublicensed for certain purposes by Vanguard.
All comparative mutual fund data are from Lipper, a	Vanguard product(s) are not sponsored, endorsed, sold
Thomson Reuters Company, or Morningstar, Inc., unless	or promoted by SPDJI, Dow Jones, S&P, or their
otherwise noted.	respective affiliates and none of such parties make any
You can obtain a free copy of Vanguard’s proxy voting	representation regarding the advisability of investing in
guidelines by visiting vanguard.com/proxyreporting or by	such product(s) nor do they have any liability for any
calling Vanguard at 800-662-2739. The guidelines are	errors, omissions, or interruptions of the index.
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062018

Semiannual Report | April 30, 2018

Vanguard Emerging Markets

Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	36
Trustees Approve Advisory Arrangement.	38
Glossary.	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Stocks performed well in key markets at the beginning of the period, but a sudden change in market sentiment at about the midpoint returned volatility and ended a prolonged period of calm. Emerging markets stocks slightly outperformed global stocks overall.

• For the six months ended April 30, 2018, Vanguard Emerging Markets Stock Index Fund returned 3.64% for Investor Shares. The fund’s return diverged from that of its target index, which returned 4.27%, in part because of temporary price differences arising from fair-value pricing policies (see the Glossary entry for Fair-Value Pricing).

• China, India, Brazil, and South Africa, four of the index’s largest market allocations, posted positive returns. Taiwan, the fund’s second-largest market allocation, had slightly negative results.

• Seven of the fund’s ten industry sectors recorded positive results, with the top-performing sectors, oil and gas and health care, posting double-digit returns. Consumer goods, industrials, and utilities posted negative returns.

Total Returns: Six Months Ended April 30, 2018
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	3.64%
FTSE Emerging Markets ETF Shares
Market Price	2.98
Net Asset Value	3.69
Admiral™ Shares	3.69
Institutional Shares	3.69
Institutional Plus Shares	3.74
FTSE Emerging Markets All Cap China A Inclusion Index	4.27
Emerging Markets Funds Average	3.83
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock Index Fund	0.32%	0.14%	0.14%	0.11%	0.09%	1.44%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the fund’s annualized expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging
Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Emerging Markets Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
May 16, 2018

Market Barometer
	Total Returns
	Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

4

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,339,442,601	69,365,078	97.1%
Emerson U. Fullwood	2,338,836,617	69,971,063	97.1%
Amy Gutmann	2,339,842,903	68,964,776	97.1%
JoAnn Heffernan Heisen	2,332,323,293	76,484,386	96.8%
F. Joseph Loughrey	2,331,093,587	77,714,092	96.8%
Mark Loughridge	2,331,742,523	77,065,156	96.8%
Scott C. Malpass	2,339,621,962	69,185,717	97.1%
F. William McNabb III	2,335,834,840	72,972,840	97.0%
Deanna Mulligan	2,342,264,462	66,543,217	97.2%
André F. Perold	2,331,307,170	77,500,510	96.8%
Sarah Bloom Raskin	2,341,521,293	67,286,386	97.2%
Peter F. Volanakis	2,331,354,993	77,452,686	96.8%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Emerging Markets Stock
Index Fund	1,107,121,061	22,720,555	24,530,278	225,733,023	80.2%

5

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Emerging Markets Stock
Index Fund	1,111,622,960	21,551,235	21,197,699	225,733,023	80.5%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Emerging Markets Stock
Index Fund	113,573,856	56,469,358	984,328,681	225,733,022	8.2%

6

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.32%	0.14%	0.14%	0.11%	0.09%

Portfolio Characteristics
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Number of Stocks	4,700	4,088	5,981
Median Market Cap	$17.3B	$17.3B	$26.8B
Price/Earnings Ratio	14.9x	14.9x	14.5x
Price/Book Ratio	1.8x	1.8x	1.7x
Return on Equity	15.9%	15.9%	12.2%
Earnings Growth
Rate	13.1%	13.6%	10.0%
Dividend Yield	2.3%	2.3%	2.8%
Turnover Rate
(Annualized)	10%	—	—
Short-Term
Reserves	-0.1%	—	—

Volatility Measures
	Spliced	FTSE Global
	Emerging	All Cap ex US
	Mkts Index	Index
R-Squared	0.99	0.72
Beta	0.98	1.09
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Tencent Holdings Ltd.	Internet	4.8%
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.2
Alibaba Group Holding	Specialized
Ltd.	Consumer Services	2.5
Naspers Ltd.	Broadcasting &
	Entertainment	1.8
China Construction Bank
Corp.	Banks	1.7
Industrial & Commercial
Bank of China Ltd.	Banks	1.3
Ping An Insurance Group
Co. of China Ltd.	Life Insurance	1.0
Baidu Inc.	Internet	0.9
China Mobile Ltd.	Mobile
	Telecommunications	0.9
Petroleo Brasileiro SA	Integrated Oil & Gas	0.9
Top Ten		19.0%
The holdings listed exclude any temporary cash investments andequity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2018, the annualized expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets
ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares.

7

Emerging Markets Stock Index Fund

Sector Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Basic Materials	7.5%	7.4%	7.5%
Consumer Goods	8.9	8.9	15.8
Consumer Services	11.0	11.0	8.8
Financials	28.7	28.8	25.5
Health Care	3.2	3.2	7.5
Industrials	10.7	10.7	14.9
Oil & Gas	7.6	7.5	6.6
Technology	14.8	14.9	6.8
Telecommunications	4.5	4.5	3.5
Utilities	3.1	3.1	3.1

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Market Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap ex
		Inclusion	US
	Fund	Index	Index
Europe	0.5%	0.5%	42.6%
Pacific	0.0%	0.0%	29.9%
Emerging Markets
China	34.4%	34.6%	6.6%
Taiwan	13.9	14.0	3.1
India	11.1	11.2	2.5
Brazil	8.0	8.0	1.8
South Africa	7.3	7.4	1.6
Thailand	3.9	3.9	0.9
Russia	3.5	3.5	0.8
Malaysia	3.3	3.3	0.7
Mexico	3.3	3.3	0.7
Indonesia	2.1	2.2	0.5
Chile	1.4	1.4	0.3
Philippines	1.3	1.3	0.3
Poland	1.3	1.3	0.3
Turkey	1.0	1.0	0.2
Other	3.7	3.1	0.6
Subtotal	99.5%	99.5%	20.9%
North America	0.0%	0.0%	6.3%
Middle East	0.0%	0.0%	0.3%

8

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2007, Through April 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	20.72%	4.28%	2.46%
FTSE Emerging Markets ETF Shares	3/4/2005
Market Price		21.20	4.64	2.64
Net Asset Value		20.95	4.47	2.62
Admiral Shares	6/23/2006	20.97	4.47	2.62
Institutional Shares	6/22/2000	20.97	4.50	2.67
Institutional Plus Shares	12/15/2010	21.01	4.52	2.71[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Brazil
	Vale SA	33,567,377	466,352	0.5%
	Ambev SA	60,411,931	402,321	0.4%
	Itau Unibanco Holding SA Preference Shares	25,688,061	374,043	0.4%
*	Petroleo Brasileiro SA	49,346,722	346,943	0.4%
	Itau Unibanco Holding SA ADR	23,150,086	336,371	0.4%
	Banco Bradesco SA Preference Shares	31,994,923	315,730	0.4%
	Vale SA Class B ADR	19,187,145	265,550	0.3%
	Itausa - Investimentos Itau SA Preference Shares	64,901,534	252,144	0.3%
	Banco do Brasil SA	19,695,743	206,335	0.2%
*	Petroleo Brasileiro SA Preference Shares	29,293,786	192,075	0.2%
*	Petroleo Brasileiro SA ADR Preference Shares	13,094,636	172,194	0.2%
	BB Seguridade Participacoes SA	11,235,036	88,131	0.1%
*	Petroleo Brasileiro SA ADR Ordinary Shares	2,648,146	37,312	0.1%
	Petrobras Distribuidora SA	4,903,093	32,135	0.0%
	Centrais Eletricas Brasileiras SA Preference Shares	3,297,751	21,463	0.0%
*	Centrais Eletricas Brasileiras SA	3,896,574	21,211	0.0%
	Centrais Eletricas Brasileiras SA ADR	1,420,135	9,103	0.0%
	IRB Brasil Resseguros SA	290,000	3,916	0.0%
*,^	Centrais Eletricas Brasileiras SA ADR (XNYS)	557,233	3,070	0.0%
	Brazil—Other †		3,776,571	4.1%
			7,322,970	8.0%

Chile †			1,238,432	1.3%

10

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China
Tencent Holdings Ltd.	90,738,991	4,460,994	4.8%
* Alibaba Group Holding Ltd. ADR	12,706,219	2,268,568	2.5%
China Construction Bank Corp.	1,471,730,766	1,541,872	1.7%
Industrial & Commercial Bank of China Ltd	. 1,293,231,870	1,135,304	1.2%
* Baidu Inc. ADR	3,366,237	844,589	0.9%
Ping An Insurance Group Co. of China Ltd	. 85,718,208	837,587	0.9%
China Mobile Ltd.	86,625,170	825,234	0.9%
Bank of China Ltd.	1,260,807,722	684,406	0.8%
CNOOC Ltd.	261,856,890	442,987	0.5%
China Petroleum & Chemical Corp.	429,344,806	418,121	0.5%
China Life Insurance Co. Ltd.	122,725,883	348,046	0.4%
* JD.com Inc. ADR	9,141,560	333,758	0.4%
China Merchants Bank Co. Ltd.	70,842,651	308,902	0.3%
Agricultural Bank of China Ltd.	451,211,958	254,399	0.3%
PetroChina Co. Ltd.	341,286,522	251,484	0.3%
China Overseas Land & Investment Ltd.	63,281,749	212,034	0.2%
China Resources Land Ltd.	44,509,011	167,164	0.2%
China Shenhua Energy Co. Ltd.	58,818,920	144,274	0.2%
PICC Property & Casualty Co. Ltd.	74,444,427	133,268	0.2%
CITIC Ltd.	80,042,073	122,064	0.1%
China Resources Beer Holdings Co. Ltd.	26,421,862	113,797	0.1%
China Telecom Corp. Ltd.	227,038,796	110,053	0.1%
China CITIC Bank Corp. Ltd.	133,080,512	95,132	0.1%
China Communications Construction Co. Ltd.	78,167,101	90,063	0.1%
China Taiping Insurance Holdings Co. Ltd.	24,274,339	81,178	0.1%
Sinopharm Group Co. Ltd.	17,385,177	73,308	0.1%
CRRC Corp. Ltd.	79,149,277	69,958	0.1%
1 Postal Savings Bank of China Co. Ltd.	96,631,864	66,203	0.1%
1 People’s Insurance Co. Group of China Ltd.	137,344,000	64,660	0.1%
China Everbright International Ltd.	44,602,589	62,562	0.1%
Autohome Inc. ADR	640,898	62,520	0.1%
China Resources Power Holdings Co. Ltd.	30,927,162	59,322	0.1%
China Cinda Asset Management Co. Ltd.	158,359,417	56,520	0.1%
China Railway Group Ltd.	69,473,172	55,685	0.1%
1 China Huarong Asset Management Co. Ltd.	153,728,821	52,945	0.1%
Dongfeng Motor Group Co. Ltd.	47,295,594	52,301	0.1%
China Jinmao Holdings Group Ltd.	88,504,291	50,100	0.1%
China Resources Gas Group Ltd.	13,614,487	50,069	0.1%
1 CGN Power Co. Ltd.	182,994,878	49,903	0.1%
China Merchants Port Holdings Co. Ltd.	20,723,617	46,304	0.1%
* Zhuzhou CRRC Times Electric Co. Ltd.	8,494,462	45,037	0.1%
China Railway Construction Corp. Ltd.	36,366,504	43,066	0.1%
1 China Galaxy Securities Co. Ltd.	62,979,468	41,367	0.1%
Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	41,291	0.1%
Industrial & Commercial Bank of China Ltd. Class A	42,933,779	40,507	0.1%
Air China Ltd.	30,238,748	39,864	0.1%
Kunlun Energy Co. Ltd.	46,343,637	39,680	0.1%
China State Construction International Holdings Ltd.	29,881,338	38,862	0.1%
Beijing Capital International Airport Co. Ltd.	28,514,051	38,835	0.1%
Sinopec Shanghai Petrochemical Co. Ltd.	57,424,788	38,131	0.0%
China Southern Airlines Co. Ltd.	33,570,000	36,147	0.0%
Huaneng Renewables Corp. Ltd.	75,174,000	33,385	0.0%
China Resources Cement Holdings Ltd.	30,847,120	32,361	0.0%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Oilfield Services Ltd.	31,403,509	31,331	0.0%
*,1	China Resources Pharmaceutical Group Ltd.	21,654,500	29,936	0.0%
	China Everbright Bank Co. Ltd.	57,942,472	28,956	0.0%
1	China International Capital Corp. Ltd.	12,132,790	27,452	0.0%
	AviChina Industry & Technology Co. Ltd.	42,188,387	26,600	0.0%
*,^	Alibaba Health Information Technology Ltd.	52,694,000	26,498	0.0%
1	Sinopec Engineering Group Co. Ltd.	24,012,772	24,757	0.0%
	China Eastern Airlines Corp. Ltd.	29,962,000	24,751	0.0%
	Bank of China Ltd. Class A	40,474,400	24,360	0.0%
	China Yangtze Power Co. Ltd. Class A	8,999,991	22,814	0.0%
	Sinotrans Ltd.	36,029,000	20,643	0.0%
^	Angang Steel Co. Ltd.	18,903,312	20,263	0.0%
	China State Construction Engineering Corp. Ltd. Class A	15,136,895	20,009	0.0%
	China Power International Development Ltd.	74,305,976	19,919	0.0%
*,^,1 China Literature Ltd.		2,465,688	19,861	0.0%
1	China Railway Signal & Communication Corp. Ltd.	25,128,400	19,591	0.0%
	Ping An Bank Co. Ltd. Class A	11,357,604	19,352	0.0%
	Metallurgical Corp. of China Ltd.	57,168,937	18,255	0.0%
	China Reinsurance Group Corp.	86,085,000	18,136	0.0%
	Agricultural Bank of China Ltd. Class A	29,002,995	17,376	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd.
	Class A	5,050,130	17,104	0.0%
	China Coal Energy Co. Ltd.	39,074,066	16,940	0.0%
	China Petroleum & Chemical Corp. Class A	15,039,519	16,356	0.0%
	China Agri-Industries Holdings Ltd.	38,537,707	16,175	0.0%
	Huadian Fuxin Energy Corp. Ltd.	49,750,852	14,119	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A	9,505,794	13,841	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	13,561	0.0%
	China Life Insurance Co. Ltd. Class A	3,313,498	12,788	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	12,317	0.0%
	CRRC Corp. Ltd. Class A	7,637,270	11,612	0.0%
	China International Travel Service Corp. Ltd. Class A	1,316,282	10,741	0.0%
	China Everbright Bank Co. Ltd. Class A	16,766,403	10,664	0.0%
	PetroChina Co. Ltd. Class A	7,896,690	9,507	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	8,854	0.0%
	China CITIC Bank Corp. Ltd. Class A	8,660,118	8,727	0.0%
	China BlueChemical Ltd.	32,051,012	8,424	0.0%
	China State Construction Engineering Corp. Ltd. Class A
	(XSHG)	6,181,400	8,171	0.0%
	China Overseas Property Holdings Ltd.	27,185,092	8,125	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	8,035	0.0%
	China Machinery Engineering Corp.	13,624,639	7,916	0.0%
	Sinopec Kantons Holdings Ltd.	16,421,000	7,768	0.0%
	Daqin Railway Co. Ltd. Class A	5,852,648	7,642	0.0%
	China Shenhua Energy Co. Ltd. Class A	2,183,415	7,213	0.0%
	China Foods Ltd.	15,697,506	7,206	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	7,067	0.0%
	China Railway Construction Corp. Ltd. Class A	4,389,277	6,849	0.0%
	Dah Chong Hong Holdings Ltd.	12,171,000	6,465	0.0%
	China Railway Group Ltd. Class A	5,430,414	6,326	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	6,248	0.0%
	Power Construction Corp. of China Ltd. Class A	6,112,916	6,124	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,898	0.0%
	Air China Ltd. Class A	3,077,214	5,669	0.0%

12

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,587	0.0%
^	CITIC Resources Holdings Ltd.	47,873,345	5,392	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,141,378	5,383	0.0%
*,^	Sinopec Oilfield Service Corp.	36,280,901	5,326	0.0%
*,1	China Everbright Greentech Ltd.	5,606,379	5,232	0.0%
	China International Travel Service Corp. Ltd. Class A (XSSC)	595,610	4,860	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,757	0.0%
^	Sinotrans Shipping Ltd.	17,341,500	4,490	0.0%
	AVIC Aircraft Co. Ltd. Class A	1,540,402	4,476	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A	5,565,452	4,464	0.0%
	Harbin Electric Co. Ltd.	14,978,000	4,399	0.0%
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,259	0.0%
	Dongxing Securities Co. Ltd. Class A	1,987,701	4,247	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.
	Class A	974,679	3,954	0.0%
*,^	Sinofert Holdings Ltd.	32,823,609	3,906	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,785	0.0%
	China Southern Airlines Co. Ltd. Class A	2,288,500	3,743	0.0%
*	AECC Aviation Power Co. Ltd. Class A	844,113	3,567	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	3,537	0.0%
	China Construction Bank Corp. Class A	2,843,388	3,346	0.0%
	Poly Culture Group Corp. Ltd.	1,943,300	3,307	0.0%
*	China Power Clean Energy Development Co. Ltd.	5,704,000	3,246	0.0%
	Bluestar Adisseo Co. Class A	1,491,041	3,161	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,078	0.0%
	Unisplendour Corp. Ltd. Class A	263,409	2,983	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	3,187,570	2,935	0.0%
	Tsinghua Unisplendour Co. Ltd. Class A (XSHE)	252,659	2,861	0.0%
	China National Chemical Engineering Co. Ltd. Class A	2,490,177	2,859	0.0%
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	2,814	0.0%
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	2,764	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,746	0.0%
	GD Power Development Co. Ltd. Class A	6,103,116	2,728	0.0%
	AVIC Electromechanical Systems Co. Ltd. Class A	2,057,022	2,542	0.0%
	China National Accord Medicines Corp. Ltd. Class A	283,867	2,441	0.0%
	Metallurgical Corp. of China Ltd. Class A	4,195,533	2,441	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,435	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
	Class A	5,879,228	2,394	0.0%
*	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,300	0.0%
	Angang Steel Co. Ltd. Class A	2,266,055	2,227	0.0%
	China XD Electric Co. Ltd. Class A	3,641,107	2,205	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	2,194	0.0%
	China Eastern Airlines Corp. Ltd. Class A	1,928,700	2,149	0.0%
	Cinda Real Estate Co. Ltd. Class A	2,798,896	2,144	0.0%
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	511,285	2,025	0.0%
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,950	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,850	0.0%
	China Merchants Land Ltd.	7,872,000	1,652	0.0%
2	China CAMC Engineering Co. Ltd. Class A	664,318	1,635	0.0%
	Zhongjin Gold Corp. Ltd. Class A	1,174,812	1,619	0.0%
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,608	0.0%
	China Galaxy Securities Co. Ltd. Class A	995,320	1,577	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,545	0.0%

13

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China Resources Double Crane Pharmaceutical Co. Ltd.
Class A (XSSC)	383,626	1,519	0.0%
China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,411	0.0%
China Communications Construction Co. Ltd. Class A	669,000	1,405	0.0%
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,344	0.0%
North Electro-Optic Co. Ltd. Class A	494,561	1,333	0.0%
^ China Electronics Huada Technology Co. Ltd.	8,296,000	1,304	0.0%
China Spacesat Co. Ltd. Class A	358,897	1,300	0.0%
Minmetals Land Ltd.	6,472,000	1,229	0.0%
Air China Ltd. Class A (XSSC)	630,438	1,161	0.0%
* Huadian Heavy Industries Co. Ltd. Class A	1,526,509	1,144	0.0%
Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,123	0.0%
Shanghai Electric Power Co. Ltd. Class A	844,723	1,094	0.0%
Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,076	0.0%
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,070	0.0%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
Class A (XSHG)	2,555,201	1,041	0.0%
SDIC Capital Co. Ltd. Class A	559,500	1,040	0.0%
2 Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,037	0.0%
Jihua Group Corp. Ltd. Class A	1,398,940	1,017	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A	1,175,359	1,014	0.0%
Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	997	0.0%
* China CSSC Holdings Ltd. Class A	460,980	996	0.0%
AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	993	0.0%
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	985	0.0%
Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	981	0.0%
* Sinopec Oilfield Equipment Corp. Class A	748,494	976	0.0%
Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	967	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A	342,900	963	0.0%
* Sinopec Oilfield Service Corp. Class A	3,057,700	963	0.0%
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	928	0.0%
Sinochem International Corp. Class A	794,851	898	0.0%
* China Chengtong Development Group Ltd.	18,564,000	897	0.0%
2 Sinomach Automobile Co. Ltd. Class A	531,193	882	0.0%
Tian Di Science & Technology Co. Ltd. Class A	1,340,984	881	0.0%
Daye Special Steel Co. Ltd. Class A	556,300	879	0.0%
Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	868	0.0%
Heilongjiang Agriculture Co. Ltd. Class A	517,150	866	0.0%
* FAW CAR Co. Ltd. Class A	589,943	864	0.0%
East China Engineering Science and Technology Co. Ltd.
Class A	589,564	853	0.0%
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	830	0.0%
* Minmetals Development Co. Ltd. Class A	508,486	823	0.0%
China Spacesat Co. Ltd. Class A (XSHG)	226,387	820	0.0%
SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	817	0.0%
China Coal Energy Co. Ltd. Class A	1,018,694	800	0.0%
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	793	0.0%
* Grinm Advanced Materials Co. Ltd. Class A	449,200	750	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	749	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A	687,142	746	0.0%
Sichuan Chengfei Integration Technology Corp. Class A	216,379	725	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	675	0.0%
Guodian Nanjing Automation Co. Ltd. Class A	851,900	657	0.0%
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	641	0.0%

14

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Lanpec Technologies Ltd. Class A	638,300	571	0.0%
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	559	0.0%
*,2	CEC CoreCast Corp. Ltd. Class A	109,701	549	0.0%
	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	177,401	549	0.0%
*	China CSSC Holdings Ltd. Class A (XSHG)	249,270	539	0.0%
	China Television Media Ltd. Class A	241,500	510	0.0%
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	492	0.0%
	Sinotrans Air Transportation Development Co. Ltd. Class A	161,950	485	0.0%
	China Oilfield Services Ltd. Class A	270,177	485	0.0%
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	481	0.0%
	Besttone Holdings Co. Ltd. Class A	218,900	474	0.0%
	Sinochem International Corp. Class A (XSHG)	414,700	468	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	465	0.0%
*	CITIC Heavy Industries Co. Ltd. Class A	831,227	436	0.0%
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	417	0.0%
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	403	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	557,401	395	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia
	Class A	251,700	366	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	339	0.0%
	CSSC Offshore and Marine Engineering Group Co. Ltd.
	Class A (XSHG)	107,500	333	0.0%
*	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	327	0.0%
*	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	311	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	300	0.0%
2	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	294	0.0%
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	288	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	284	0.0%
	China Television Media Ltd. Class A (XSSC)	129,531	273	0.0%
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	259	0.0%
*	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	233	0.0%
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	221	0.0%
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	204	0.0%
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	170	0.0%
*,^	COSCO Shipping International Singapore Co. Ltd.	141,400	50	0.0%
*	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	48	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd.
	Class A (XSEC)	6,000	20	0.0%
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	7	0.0%
[1,2]	China—Other †		12,867,737	14.0%
			31,477,075	34.2%

Colombia †			432,271	0.5%

[1]Czech Republic †			176,266	0.2%

Egypt †			221,074	0.2%

Greece †			421,445	0.5%

[2]Hong Kong †			1,058	0.0%

Hungary †			325,398	0.4%

15

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
India
	Housing Development Finance Corp. Ltd.	26,272,650	739,880	0.8%
	Reliance Industries Ltd.	51,147,349	735,056	0.8%
	Infosys Ltd.	29,636,513	531,155	0.6%
	Tata Consultancy Services Ltd.	7,595,080	400,919	0.4%
	Maruti Suzuki India Ltd.	2,015,675	265,240	0.3%
	Hindustan Unilever Ltd.	11,678,679	263,045	0.3%
	Oil & Natural Gas Corp. Ltd.	51,240,853	138,237	0.2%
	Bharat Petroleum Corp. Ltd.	16,733,663	96,778	0.1%
	Coal India Ltd.	21,180,306	90,241	0.1%
	Indian Oil Corp. Ltd.	36,228,442	87,668	0.1%
	NTPC Ltd.	33,979,649	87,450	0.1%
	State Bank of India	16,002,365	58,852	0.1%
	Hindustan Petroleum Corp. Ltd.	10,372,103	47,136	0.1%
	GAIL India Ltd.	9,425,950	45,803	0.1%
	Power Grid Corp. of India Ltd.	14,097,101	43,789	0.1%
	State Bank of India GDR	1,167,406	42,934	0.0%
	NMDC Ltd.	13,659,564	25,447	0.0%
	Rural Electrification Corp. Ltd.	11,888,245	22,629	0.0%
	Bharat Electronics Ltd.	11,171,433	21,845	0.0%
	Bharat Heavy Electricals Ltd.	15,712,516	20,568	0.0%
*	Steel Authority of India Ltd.	16,643,922	19,194	0.0%
	Container Corp. Of India Ltd.	961,784	18,735	0.0%
	Bank of Baroda	8,114,202	17,989	0.0%
	NHPC Ltd.	37,550,287	15,970	0.0%
	Power Finance Corp. Ltd.	11,684,839	15,322	0.0%
	Oil India Ltd.	3,921,542	13,617	0.0%
*	NBCC India Ltd.	6,904,616	10,815	0.0%
*	Punjab National Bank	7,250,251	10,315	0.0%
	National Aluminium Co. Ltd.	7,607,445	9,099	0.0%
	Canara Bank	2,120,728	8,383	0.0%
*	IDBI Bank Ltd.	7,872,869	7,744	0.0%
	Indian Bank	1,474,695	7,054	0.0%
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	6,713	0.0%
*	Bank of India	4,112,358	6,361	0.0%
	Engineers India Ltd.	2,189,672	5,194	0.0%
*	Union Bank of India	2,362,060	3,344	0.0%
*	IFCI Ltd.	10,892,947	3,229	0.0%
	Vijaya Bank	2,789,455	2,648	0.0%
*	Syndicate Bank	3,117,293	2,558	0.0%
*	Central Bank of India	1,990,196	2,087	0.0%
*	Indian Overseas Bank	7,504,203	2,059	0.0%
	Gujarat Mineral Development Corp. Ltd.	906,524	1,831	0.0%
*	Oriental Bank of Commerce	1,250,565	1,750	0.0%
*	Shipping Corp. of India Ltd.	1,518,067	1,686	0.0%
*	Allahabad Bank	2,197,982	1,608	0.0%
*	Corp Bank	3,209,758	1,442	0.0%
*	UCO Bank	3,911,966	1,150	0.0%
*	Andhra Bank	1,615,424	956	0.0%
[1,2]	India—Other †		6,212,112	6.8%
			10,175,637	11.0%

16

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Indonesia
	Bank Central Asia Tbk PT	159,070,334	251,535	0.3%
2	Indonesia—Other †		1,693,110	1.8%
			1,944,645	2.1%
Malaysia
	Public Bank Bhd. (Local)	51,178,658	309,681	0.3%
	Tenaga Nasional Bhd.	67,406,411	271,424	0.3%
	Malayan Banking Bhd.	97,649,792	267,704	0.3%
[1,2]	Malaysia—Other †		2,219,758	2.4%
			3,068,567	3.3%
Mexico
	America Movil SAB de CV	484,313,457	448,265	0.5%
	Fomento Economico Mexicano SAB de CV	34,426,211	332,775	0.3%
	Grupo Financiero Banorte SAB de CV	40,157,082	251,266	0.3%
[1,2]	Mexico—Other †		2,025,205	2.2%
			3,057,511	3.3%

Pakistan †			204,342	0.2%

[2]Peru †			325,960	0.4%

[1]Philippines †			1,205,188	1.3%

[1]Poland †			1,165,856	1.3%

Qatar †			534,337	0.6%

Russia
	Sberbank of Russia PJSC	175,778,078	633,608	0.7%
	Lukoil PJSC ADR	4,371,381	291,378	0.3%
	Gazprom PJSC	89,203,693	206,717	0.2%
	Gazprom PJSC ADR	41,328,091	190,708	0.2%
	AK Transneft OAO Preference Shares	25,923	70,990	0.1%
	Rosneft Oil Co. PJSC GDR	11,613,864	70,647	0.1%
	VTB Bank PJSC	60,709,531,072	52,031	0.1%
	Rosneft Oil Co. PJSC	7,546,235	45,896	0.1%
	Inter RAO UES PJSC	503,490,670	31,982	0.0%
	VTB Bank PJSC GDR	12,503,431	23,388	0.0%
	RusHydro PJSC	1,792,266,418	21,204	0.0%
	Aeroflot PJSC	7,827,724	17,900	0.0%
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	12,828	0.0%
	Bashneft PJSC	293,156	10,284	0.0%
	ROSSETI PJSC	536,105,584	7,109	0.0%
	Sberbank of Russia PJSC ADR	466,607	6,899	0.0%
	Mosenergo PJSC	90,179,234	3,685	0.0%
	TGC-1 PJSC	8,801,055,345	1,586	0.0%
*	OGK-2 PJSC	157,137,880	1,133	0.0%
	Bashneft PAO Preference Shares	1,006	29	0.0%
1	Russia—Other †		1,530,450	1.7%
			3,230,452	3.5%

17

	Emerging Markets Stock Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	South Africa
	Naspers Ltd.		6,985,560	1,701,819	1.8%
	Standard Bank Group Ltd.		20,822,243	357,114	0.4%
	Sasol Ltd.		9,034,680	322,966	0.4%
	MTN Group Ltd.		29,529,155	296,375	0.3%
	FirstRand Ltd.		52,472,665	281,019	0.3%
1	South Africa—Other †			3,752,832	4.1%
				6,712,125	7.3%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.		231,989,845	1,767,146	1.9%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		32,220,302	1,238,871	1.3%
	Hon Hai Precision Industry Co. Ltd.		244,776,114	680,816	0.7%
	Formosa Plastics Corp.		80,263,325	281,663	0.3%
	MediaTek Inc.		24,175,764	274,966	0.3%
	Nan Ya Plastics Corp.		93,319,401	255,601	0.3%
2	Taiwan—Other †			8,253,202	9.0%
				12,752,265	13.8%
	Thailand
*	PTT PCL		169,619,000	302,527	0.3%
[1,2]	Thailand—Other †			3,288,402	3.6%
				3,590,929	3.9%

	[1,2]Turkey †			924,570	1.0%

	United Arab Emirates †			738,791	0.8%
	Total Common Stocks (Cost $74,599,644)			91,247,164	99.1%[3]
	Preferred Stocks (Cost $4,972) †			4,823	0.0%

		Coupon
	Temporary Cash Investments
	Money Market Fund
[4,5]	Vanguard Market Liquidity Fund	1.886%	15,753,592	1,575,359	1.7%

	6U.S. Government and Agency Obligations †			52,131	0.1%
	Total Temporary Cash Investments (Cost $1,627,447)			1,627,490	1.8%[3]
	Total Investments (Cost $76,232,063)			92,879,477	100.9%

18

Emerging Markets Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,095
Receivables for Investment Securities Sold	60,560
Receivables for Accrued Income	76,587
Receivables for Capital Shares Issued	16,653
Foreign Currency (Cost 110,892)	110,917
Other Assets[7]	19,336
Total Other Assets	289,148	0.3%
Liabilities
Payables for Investment Securities Purchased	(3,407)
Collateral for Securities on Loan	(1,018,732)
Payables for Capital Shares Redeemed	(12,591)
Payables to Vanguard	(48,991)
Variation Margin Payable—Futures Contracts	(5,933)
Unrealized Depreciation—Swap Contracts	(421)
Other Liabilities	(3,549)
Total Liabilities	(1,093,624)	(1.2%)
Net Assets	92,075,001	100.0%

At April 30, 2018, net assets consisted of:
		Amount
		($000)
Paid-in Capital		84,213,929
Undistributed Net Investment Income		20,942
Accumulated Net Realized Losses		(8,789,396)
Unrealized Appreciation (Depreciation)
Investment Securities		16,647,414
Futures Contracts		(16,695)
Swap Contracts		(421)
Foreign Currencies		(772)
Net Assets		92,075,001

Investor Shares—Net Assets
Applicable to 59,956,759 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,739,771
Net Asset Value Per Share—Investor Shares		$29.02

ETF Shares—Net Assets
Applicable to 1,465,388,759 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		67,130,745
Net Asset Value Per Share—ETF Shares		$45.81

19

Emerging Markets Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 370,633,001 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,122,430
Net Asset Value Per Share—Admiral Shares	$38.10

Institutional Shares—Net Assets
Applicable to 203,727,269 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,902,993
Net Asset Value Per Share—Institutional Shares	$28.97

Institutional Plus Shares—Net Assets
Applicable to 32,978,960 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,179,062
Net Asset Value Per Share—Institutional Plus Shares	$96.40

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $936,340,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $1,133,033,000, representing 1.2% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,018,732,000 of collateral received for securities on loan.
6 Securities with a value of $32,635,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $1,110,000 has been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

20

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2018	11,000	633,710	(17,106)
E-mini S&P 500 Index	June 2018	580	76,763	411
				(16,695)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Alibaba Group Holding Ltd. ADR	7/19/18	GSI	98,511	(1.897%)[1]	(345)
Odontoprev SA	7/19/18	MSCS	3,510	0.641%[2]	(76)
					(421)
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services Inc.
1 Payment received/paid monthly.
2 Payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Dividends[1]	633,423
Interest [2]	5,082
Securities Lending—Net	20,661
Total Income	659,166
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,378
Management and Administrative—Investor Shares	2,169
Management and Administrative—ETF Shares	26,157
Management and Administrative—Admiral Shares	5,346
Management and Administrative—Institutional Shares	1,550
Management and Administrative—Institutional Plus Shares	636
Marketing and Distribution—Investor Shares	163
Marketing and Distribution—ETF Shares	1,435
Marketing and Distribution—Admiral Shares	523
Marketing and Distribution—Institutional Shares	80
Marketing and Distribution—Institutional Plus Shares	18
Custodian Fees	22,690
Shareholders’ Reports and Proxy—Investor Shares	36
Shareholders’ Reports and Proxy—ETF Shares	1,430
Shareholders’ Reports and Proxy—Admiral Shares	126
Shareholders’ Reports and Proxy—Institutional Shares	46
Shareholders’ Reports and Proxy—Institutional Plus Shares	—
Trustees’ Fees and Expenses	30
Total Expenses	64,813
Net Investment Income	594,353
Realized Net Gain (Loss)
Investment Securities Sold [2]	(347,445)
Futures Contracts	55,404
Swap Contracts	(3,582)
Foreign Currencies	(1,971)
Realized Net Gain (Loss)	(297,594)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	2,956,983
Futures Contracts	(38,795)
Swap Contracts	(234)
Foreign Currencies	142
Change in Unrealized Appreciation (Depreciation)	2,918,096
Net Increase (Decrease) in Net Assets Resulting from Operations	3,214,855
1 Dividends are net of foreign withholding taxes of $61,372,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,739,000, ($238,000), and $64,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	594,353	1,886,208
Realized Net Gain (Loss)	(297,594)	(539,822)
Change in Unrealized Appreciation (Depreciation)	2,918,096	13,171,624
Net Increase (Decrease) in Net Assets Resulting from Operations	3,214,855	14,518,010
Distributions
Net Investment Income
Investor Shares	(9,840)	(38,483)
ETF Shares	(438,920)	(1,390,987)
Admiral Shares	(88,010)	(271,514)
Institutional Shares	(39,355)	(122,601)
Institutional Plus Shares	(26,239)	(89,075)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(602,364)	(1,912,660)
Capital Share Transactions
Investor Shares	(50,351)	(112,999)
ETF Shares	276,881	11,178,651
Admiral Shares	1,190,099	1,620,504
Institutional Shares	87,634	664,358
Institutional Plus Shares	(968,307)	382,366
Net Increase (Decrease) from Capital Share Transactions	535,956	13,732,880
Total Increase (Decrease)	3,148,447	26,338,230
Net Assets
Beginning of Period	88,926,554	62,588,324
End of Period[1]	92,075,001	88,926,554
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,942,000 and $34,507,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.16	$23.85	$22.16	$27.02	$26.78	$26.36
Investment Operations
Net Investment Income	.161[1]	.601[1]	. 530.642		.672	.667
Net Realized and Unrealized Gain (Loss)
on Investments	.862	4.302	1.691	(4.865)	.271	.548
Total from Investment Operations	1.023	4.903	2.221	(4.223)	.943	1.215
Distributions
Dividends from Net Investment Income	(.163)	(. 593)	(. 531)	(. 637)	(.703)	(.795)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.163)	(. 593)	(. 531)	(. 637)	(.703)	(.795)
Net Asset Value, End of Period	$29.02	$28.16	$23.85	$22.16	$27.02	$26.78

Total Return[2]	3.64%	20.76%	10.21%	-15.74%	3.59%	4.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,740	$1,738	$1,570	$1,573	$2,063	$2,181
Ratio of Total Expenses to
Average Net Assets	0.32%	0.32%	0.32%	0.33%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	0.99%	2.38%	2.50%	2.53%	2.56%	2.45%
Portfolio Turnover Rate [3]	10%	6%	13%	7%	9%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$44.47	$37.67	$34.98	$42.66	$42.28	$41.65
Investment Operations
Net Investment Income	. 295[1]	1.035[1]	.900	1.086	1.137	1.129
Net Realized and Unrealized Gain (Loss)
on Investments	1.346	6.781	2.679	(7.685)	.428	.860
Total from Investment Operations	1.641	7.816	3.579	(6.599)	1.565	1.989
Distributions
Dividends from Net Investment Income	(.301)	(1.016)	(.889)	(1.081)	(1.185)	(1.359)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.301)	(1.016)	(.889)	(1.081)	(1.185)	(1.359)
Net Asset Value, End of Period	$45.81	$44.47	$37.67	$34.98	$42.66	$42.28

Total Return	3.69%	20.98%	10.47%	-15.59%	3.77%	4.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,131	$64,967	$44,636	$37,071	$48,000	$51,083
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.17%	2.56%	2.68%	2.71%	2.74%	2.63%
Portfolio Turnover Rate [2]	10%	6%	13%	7%	9%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.99	$31.33	$29.10	$35.49	$35.17	$34.65
Investment Operations
Net Investment Income	. 248[1]	.860[1]	.747	.903	.946	.940
Net Realized and Unrealized Gain (Loss)
on Investments	1.112	5.645	2.222	(6.394)	.361	.709
Total from Investment Operations	1.360	6.505	2.969	(5.491)	1.307	1.649
Distributions
Dividends from Net Investment Income	(. 250)	(. 845)	(.739)	(. 899)	(. 987)	(1.129)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 250)	(. 845)	(.739)	(. 899)	(. 987)	(1.129)
Net Asset Value, End of Period	$38.10	$36.99	$31.33	$29.10	$35.49	$35.17

Total Return[2]	3.69%	21.00%	10.41%	-15.60%	3.79%	4.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,122	$12,585	$9,166	$8,060	$8,870	$6,959
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.17%	2.56%	2.68%	2.71%	2.74%	2.63%
Portfolio Turnover Rate [3]	10%	6%	13%	7%	9%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.13	$23.82	$22.13	$26.99	$26.74	$26.36
Investment Operations
Net Investment Income	.191[1]	.659[1]	.577	.696	.726	.725
Net Realized and Unrealized Gain (Loss)
on Investments	.843	4.301	1.683	(4.865)	.283	.532
Total from Investment Operations	1.034	4.960	2.260	(4.169)	1.009	1.257
Distributions
Dividends from Net Investment Income	(.194)	(. 650)	(. 570)	(. 691)	(.759)	(. 877)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.194)	(. 650)	(. 570)	(. 691)	(.759)	(. 877)
Net Asset Value, End of Period	$28.97	$28.13	$23.82	$22.13	$26.99	$26.74

Total Return	3.69%	21.06%	10.42%	-15.57%	3.85%	4.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,903	$5,647	$4,191	$3,645	$4,002	$3,558
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.20%	2.59%	2.71%	2.74%	2.77%	2.66%
Portfolio Turnover Rate[2]	10%	6%	13%	7%	9%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$93.57	$79.26	$73.61	$89.77	$88.97	$87.68
Investment Operations
Net Investment Income	. 624[1]	2.221[1]	1.928	2.326	2.436	2.426
Net Realized and Unrealized Gain (Loss)
on Investments	2.861	14.266	5.630	(16.171)	.904	1.792
Total from Investment Operations	3.485	16.487	7.558	(13.845)	3.340	4.218
Distributions
Dividends from Net Investment Income	(.655)	(2.177)	(1.908)	(2.315)	(2.540)	(2.928)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.655)	(2.177)	(1.908)	(2.315)	(2.540)	(2.928)
Net Asset Value, End of Period	$96.40	$93.57	$79.26	$73.61	$89.77	$88.97

Total Return	3.74%	21.04%	10.48%	-15.55%	3.83%	4.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,179	$3,991	$3,026	$2,566	$2,754	$2,320
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.22%	2.61%	2.73%	2.76%	2.79%	2.68%
Portfolio Turnover Rate[2]	10%	6%	13%	7%	9%	26%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2018, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

29

Emerging Markets Stock Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate that is based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

30

Emerging Markets Stock Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended April 30, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience

31

Emerging Markets Stock Index Fund

delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

32

Emerging Markets Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $5,095,000, representing 0.01% of the fund’s net assets and 2.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	12,345,261	24,502	7,448
Common Stocks—Other	6,510,835	72,050,108	309,010
Preferred Stocks	—	4,823	—
Temporary Cash Investments	1,575,359	52,131	—
Futures Contracts—Liabilities[1]	(5,933)	—	—
Swap Contracts—Liabilities	—	(421)	—
Total	20,425,522	72,131,143	316,458
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $5,716,390,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $6,446,825,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

33

Emerging Markets Stock Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2018, the fund realized $287,530,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $8,187,725,000 to offset future net capital gains. Of this amount, $513,808,000 is subject to expiration dates; $212,374,000 may be used to offset future net capital gains through October 31, 2018, and $301,434,000 through October 31, 2019. Capital losses of $7,673,917,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $76,424,348,000. Net unrealized appreciation of investment securities for tax purposes was $16,455,129,000, consisting of unrealized gains of $25,105,564,000 on securities that had risen in value since their purchase and $8,650,435,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2018, the fund purchased $6,311,347,000 of investment securities and sold $5,423,274,000 of investment securities, other than temporary cash investments. Purchases and sales include $564,058,000 and $683,324,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Emerging Markets Stock Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2018		October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	247,436	8,324	404,897	15,943
Issued in Lieu of Cash Distributions	9,308	326	36,484	1,391
Redeemed	(307,095)	(10,403)	(554,380)	(21,446)
Net Increase (Decrease)—Investor Shares	(50,351)	(1,753)	(112,999)	(4,112)
ETF Shares
Issued	1,361,054	27,998	11,178,653	276,026
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,084,173)	(23,600)	(2)	—
Net Increase (Decrease)—ETF Shares	276,881	4,398	11,178,651	276,026
Admiral Shares
Issued	2,298,651	58,816	3,335,629	99,595
Issued in Lieu of Cash Distributions	76,712	2,043	237,621	6,898
Redeemed	(1,185,264)	(30,483)	(1,952,746)	(58,774)
Net Increase (Decrease)—Admiral Shares	1,190,099	30,376	1,620,504	47,719
Institutional Shares
Issued	768,720	26,005	1,613,065	63,224
Issued in Lieu of Cash Distributions	36,196	1,268	112,798	4,308
Redeemed	(717,282)	(24,311)	(1,061,505)	(42,673)
Net Increase (Decrease)—Institutional Shares	87,634	2,962	664,358	24,859
Institutional Plus Shares
Issued	183,223	1,818	919,111	10,731
Issued in Lieu of Cash Distributions	24,788	261	84,000	964
Redeemed	(1,176,318)	(11,749)	(620,745)	(7,220)
Net Increase (Decrease)—Institutional Plus Shares	(968,307)	(9,670)	382,366	4,475

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

36

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,036.42	$1.62
FTSE Emerging Markets ETF Shares	1,000.00	1,036.92	0.71
Admiral Shares	1,000.00	1,036.88	0.71
Institutional Shares	1,000.00	1,036.68	0.56
Institutional Plus Shares	1,000.00	1,037.36	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.21	$1.61
FTSE Emerging Markets ETF Shares	1,000.00	1,024.10	0.70
Admiral Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.25	0.55
Institutional Plus Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for
Institutional Shares, and 0.09% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

37

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the courses of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

38

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

39

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

40

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273	London Stock Exchange Group companies include FTSE
International Limited (”FTSE”), Frank Russell Company
This material may be used in conjunction	(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
with the offering of shares of any Vanguard	Global Debt Capital Markets Inc. (”FTSE TMX”). All
fund only if preceded or accompanied by	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
the fund’s current prospectus.	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
All comparative mutual fund data are from Lipper, a	are trademarks of the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies and are used by FTSE, MTS, FTSE TMX and
otherwise noted.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
You can obtain a free copy of Vanguard’s proxy voting	can be accepted by the London Stock Exchange Group
guidelines by visiting vanguard.com/proxyreporting or by	companies nor its licensors for any errors or for any
calling Vanguard at 800-662-2739. The guidelines are	loss from use of this publication. Neither the London
also available from the SEC’s website, sec.gov. In	Stock Exchange Group companies nor any of its
addition, you may obtain a free report on how your fund	licensors make any claim, prediction, warranty or
voted the proxies for securities it owned during the 12	representation whatsoever, expressly or impliedly,
months ended June 30. To get the report, visit either	either as to the results to be obtained from the use of
vanguard.com/proxyreporting or sec.gov.	the FTSE Indexes or the fitness or suitability of the
You can review and copy information about your fund at	Indexes for any particular purpose to which they might
the SEC’s Public Reference Room in Washington, D.C. To	be put.
find out more about this public service, call the SEC at	The Industry Classification Benchmark (”ICB”) is owned
202-551-8090. Information about your fund is also	by FTSE. FTSE does not accept any liability to any
available on the SEC’s website, and you can receive	person for any loss or damage arising out of any error
copies of this information, for a fee, by sending a	or omission in the ICB.
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5332 062018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.5%)[1]
Austria (0.6%)
	Erste Group Bank AG	683,915	33,445
	OMV AG	336,340	20,831
	voestalpine AG	268,502	14,166
*	Raiffeisen Bank International AG	306,668	10,352
	ANDRITZ AG	170,690	9,175
	Wienerberger AG	278,510	7,018
*,2	BUWOG AG Acceptance Line	180,112	6,319
	IMMOFINANZ AG	2,287,494	5,989
	CA Immobilien Anlagen AG	165,233	5,730
	Oesterreichische Post AG	79,177	3,802
^	Lenzing AG	31,915	3,714
*	Schoeller-Bleckmann Oilfield Equipment AG	27,558	3,407
	UNIQA Insurance Group AG	271,966	3,257
	Telekom Austria AG Class A	318,806	3,040
	Vienna Insurance Group AG Wiener Versicherung Gruppe	93,172	3,029
	Mayr Melnhof Karton AG	19,886	3,013
	BUWOG AG	73,466	2,577
	S IMMO AG	127,216	2,516
	Verbund AG	76,935	2,383
	Strabag SE	38,507	1,585
	EVN AG	68,124	1,395
	Flughafen Wien AG	25,750	1,046
^	DO & CO AG	15,608	970
	Palfinger AG	23,788	892
^	Porr AG	22,124	787
	Zumtobel Group AG	71,834	651
	Agrana Beteiligungs AG	5,288	618
^	Semperit AG Holding	21,928	484
	Kapsch TrafficCom AG	9,815	437
			152,628
Belgium (1.9%)
	Anheuser-Busch InBev SA/NV	1,814,418	180,235
	KBC Group NV	657,521	57,165
	Umicore SA	489,483	27,225
	Ageas	460,080	24,611
	Solvay SA Class A	165,281	22,986
	UCB SA	287,786	21,675
	Groupe Bruxelles Lambert SA	172,056	19,667
	Proximus SADP	332,985	10,204
	Ackermans & van Haaren NV	53,223	9,604
	Colruyt SA	155,986	8,778
*	Ablynx NV	157,575	8,494
*	Telenet Group Holding NV	115,596	6,755
	Cofinimmo SA	49,205	6,532
	Sofina SA	36,508	6,373
	bpost SA	237,206	5,202
	KBC Ancora	84,077	5,079
	Warehouses De Pauw CVA	40,041	4,925
	Ontex Group NV	190,013	4,871
	Elia System Operator SA/NV	73,343	4,634
	Melexis NV	43,373	4,127
	Aedifica SA	42,060	3,814
	Bekaert SA	82,842	3,480
	Befimmo SA	45,633	2,963
	Barco NV	22,573	2,916
	Gimv NV	42,895	2,570
^	Euronav NV	315,431	2,545
*	Tessenderlo Chemie NV (Voting Shares)	60,073	2,518
	D'ieteren SA/NV	53,369	2,272
	Kinepolis Group NV	30,362	2,122
	Cie d'Entreprises CFE	16,422	2,067

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Econocom Group SA/NV	308,569	1,987
	Orange Belgium SA	71,962	1,494
*	AGFA-Gevaert NV	394,217	1,405
*,^	Nyrstar (Voting Shares)	164,800	1,137
^	Ion Beam Applications	48,884	997
	EVS Broadcast Equipment SA	30,415	997
^	Greenyard NV	32,402	682
	Wereldhave Belgium NV	5,192	599
	Van de Velde NV	14,082	582
			476,289
Denmark (2.6%)
	Novo Nordisk A/S Class B	4,205,333	197,768
	Danske Bank A/S	1,655,612	57,619
	DSV A/S	435,960	34,526
	Vestas Wind Systems A/S	482,867	31,238
	Carlsberg A/S Class B	251,087	28,080
	Pandora A/S	252,222	28,019
	Coloplast A/S Class B	315,972	26,767
*	Genmab A/S	131,455	26,541
3	Orsted A/S	384,346	25,304
	AP Moller - Maersk A/S Class B	15,384	24,645
	Novozymes A/S	510,806	24,014
	Chr Hansen Holding A/S	208,521	18,902
	AP Moller - Maersk A/S Class A	10,618	16,206
	ISS A/S	438,045	15,276
	GN Store Nord A/S	334,304	11,745
*	William Demant Holding A/S	266,166	10,373
	Jyske Bank A/S	163,795	9,808
	H Lundbeck A/S	141,520	8,198
	Royal Unibrew A/S	123,373	8,169
*	Ambu A/S Class B	316,438	7,339
	Tryg A/S	308,781	7,308
	FLSmidth & Co. A/S	117,388	7,251
	SimCorp A/S	93,916	6,809
	Sydbank A/S	159,563	5,899
	Topdanmark A/S	107,085	5,036
	Rockwool International A/S Class B	14,918	4,498
	Dfds A/S	66,167	4,119
*	Nilfisk Holding A/S	65,580	3,212
	Schouw & Co. A/S	30,038	2,955
3	Scandinavian Tobacco Group A/S	148,311	2,477
	Spar Nord Bank A/S	195,384	2,231
*,^	Bavarian Nordic A/S	76,648	2,092
*	Bang & Olufsen A/S	80,815	1,989
*	NKT A/S	62,735	1,865
*	Alm Brand A/S	171,489	1,812
*,^	ALK-Abello A/S	13,599	1,718
	TDC A/S	146,277	1,190
*,^	D/S Norden A/S	54,191	989
	Matas A/S	74,343	856
	Solar A/S Class B	10,951	707
			675,550
Finland (1.8%)
	Nokia Oyj	12,909,166	77,459
	Sampo Oyj Class A	1,121,229	60,639
	UPM-Kymmene Oyj	1,271,700	45,377
	Kone Oyj Class B	907,886	45,091
	Neste Oyj	298,669	25,150
	Fortum Oyj	1,029,178	23,674
	Wartsila Oyj Abp	1,104,633	23,454
	Stora Enso Oyj	1,136,265	22,413
	Elisa Oyj	342,248	15,128
	Nokian Renkaat Oyj	317,718	12,713
	Kesko Oyj Class B	161,531	9,485

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Huhtamaki Oyj	221,644	9,015
	Metso Oyj	248,530	8,833
	Amer Sports Oyj	281,611	8,614
	Orion Oyj Class B	239,584	7,267
	Konecranes Oyj Class A	157,466	6,422
	Tieto Oyj	174,208	6,240
	Valmet Oyj	318,810	6,043
	Cargotec Oyj Class B	99,258	5,055
	Outokumpu Oyj	719,381	4,656
	Metsa Board Oyj	410,888	4,604
*,^	Outotec Oyj	337,738	3,072
	DNA Oyj	125,930	2,947
	YIT Oyj	401,868	2,697
	Kemira Oyj	176,033	2,356
	Cramo Oyj	97,676	2,293
	Sanoma Oyj	203,709	2,265
	Uponor Oyj	127,401	2,220
	Citycon Oyj	891,179	2,038
*,^	Caverion Oyj	220,392	1,841
	Finnair Oyj	122,279	1,667
	Ramirent Oyj	151,477	1,317
	Raisio Oyj	289,512	1,232
	Oriola Oyj	321,675	1,084
	F-Secure Oyj	219,021	976
*,^	Stockmann Oyj Abp Class B	90,646	440
			455,777
France (15.5%)
	TOTAL SA	5,393,302	338,982
	LVMH Moet Hennessy Louis Vuitton SE	594,192	206,788
^	Sanofi	2,608,281	206,219
	BNP Paribas SA	2,578,537	199,063
	Airbus SE	1,305,317	153,224
^	AXA SA	4,516,355	129,163
	Schneider Electric SE	1,265,687	114,729
^	Danone SA	1,400,202	113,426
^	Vinci SA	1,110,984	111,081
^	Kering SA	177,263	102,547
	Societe Generale SA	1,750,961	95,829
	Pernod Ricard SA	504,326	83,762
	Orange SA	4,564,653	82,985
	L'Oreal SA	342,131	82,383
	Air Liquide SA	633,262	82,310
	Safran SA	693,572	81,350
	Engie SA	3,944,185	69,188
	Vivendi SA	2,553,525	67,342
	Essilor International Cie Generale d'Optique SA	486,032	66,387
	Cie de Saint-Gobain	1,186,742	62,092
	Cie Generale des Etablissements Michelin SCA	421,306	59,246
	L'Oreal SA Loyalty Line	232,325	55,942
	Capgemini SE	368,215	50,654
	Legrand SA	634,638	49,384
	Air Liquide SA - PRIM	375,051	48,748
	Hermes International	73,737	47,682
	Renault SA	439,195	47,601
	Dassault Systemes SE	308,281	39,951
	Valeo SA	567,022	37,911
	Publicis Groupe SA	488,598	36,538
	Credit Agricole SA	2,216,282	36,497
	TechnipFMC plc	1,089,539	35,754
	STMicroelectronics NV	1,489,991	32,535
	Thales SA	237,369	30,089
	Atos SE	216,628	29,245
*,^	Veolia Environnement SA	1,228,174	29,057
	Accor SA	479,167	27,084

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Carrefour SA	1,309,042	26,858
^	Peugeot SA	1,051,859	25,901
^	Bouygues SA	493,284	25,160
	Arkema SA	169,113	22,153
	Teleperformance	135,818	21,827
	Sodexo SA	212,200	21,014
	Eiffage SA	176,039	20,954
*	Ubisoft Entertainment SA	207,825	19,857
^	Klepierre SA	480,939	19,684
	Gecina SA	110,369	19,133
	Edenred	553,035	19,053
	Alstom SA	373,543	17,007
	Natixis SA	1,996,844	16,400
	Bureau Veritas SA	605,488	15,832
	Getlink	1,072,354	15,133
^	SCOR SE	372,252	15,096
	Aeroports de Paris	67,817	14,928
	Electricite de France SA	1,050,364	14,741
	Faurecia SA	174,589	14,257
*	Rubis SCA	182,461	14,197
	Orpea	107,447	13,769
	Ipsen SA	81,216	13,146
^	SES SA Class A	841,543	12,984
	Eurofins Scientific SE	23,423	12,634
^	Suez	867,012	12,504
	SEB SA	64,155	12,292
3	Euronext NV	167,290	11,992
	Bollore SA	2,336,424	11,612
	Ingenico Group SA	132,189	11,563
	Iliad SA	57,031	11,424
	Rexel SA	715,603	11,093
	Dassault Aviation SA	5,521	11,008
	Fonciere Des Regions	92,854	10,385
	Wendel SA	67,902	10,256
3	Amundi SA	116,661	9,922
*,^	CNP Assurances	377,875	9,679
^	Eurazeo SA	103,365	9,079
	Eutelsat Communications SA	406,910	8,813
^	Altran Technologies SA	557,643	8,608
*,^	ICADE	83,355	8,283
	Credit Agricole SA Loyalty Line	497,173	8,187
	Remy Cointreau SA	58,934	8,120
	Lagardere SCA	277,286	7,931
	Imerys SA	86,588	7,903
*	BioMerieux	98,355	7,775
	Elis SA	296,112	7,082
	Casino Guichard Perrachon SA	133,595	6,930
	Alten SA	67,884	6,743
	Cie Plastic Omnium SA	135,401	6,507
	Nexity SA	102,038	6,381
	Sopra Steria Group	29,849	6,372
	Societe BIC SA	62,071	6,333
	SPIE SA	279,833	6,332
^,3	Elior Group SA	308,990	6,309
	JCDecaux SA	171,384	6,142
	Sartorius Stedim Biotech	58,218	5,427
*	Air France-KLM	503,669	4,936
*,3	Worldline SA	94,226	4,752
*	Fnac Darty SA	40,897	4,388
3	Maisons du Monde SA	105,106	4,271
*	Vallourec SA	689,057	4,161
*	Elis SA (London Shares)	155,925	3,743
	Metropole Television SA	151,771	3,737
*	Eramet	21,426	3,729

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Korian SA	104,967	3,670
	Trigano SA	19,383	3,653
*	SOITEC	41,359	3,363
	Nexans SA	61,127	3,225
*,3	ALD SA	190,601	3,218
	Gaztransport Et Technigaz SA	51,400	3,187
	Television Francaise 1	251,543	3,145
	IPSOS	77,104	2,935
3	Europcar Groupe SA	240,227	2,799
	Coface SA	220,117	2,789
	Vicat SA	36,135	2,663
*	DBV Technologies SA	50,521	2,250
	Tarkett SA	74,663	2,207
	Neopost SA	81,359	2,195
	Beneteau SA	85,899	1,941
*,^	Genfit	68,722	1,939
^	Mercialys SA	98,790	1,891
	Electricite de France SA Loyalty Line	122,442	1,718
	Derichebourg SA	185,884	1,645
	LISI	43,282	1,595
*	Virbac SA	10,165	1,588
	Albioma SA	63,531	1,571
	FFP	12,302	1,491
	Bonduelle SCA	33,146	1,475
*	Carmila SA	46,921	1,424
	Technicolor SA	864,663	1,419
	Mersen SA	29,913	1,405
	Manitou BF SA	29,709	1,348
*,3	X-Fab Silicon Foundries SE	136,287	1,314
	Boiron SA	13,136	1,171
	Jacquet Metal Service SA	29,541	1,140
	Interparfums SA	24,378	1,127
	Direct Energie	17,999	919
	Vilmorin & Cie SA	12,899	911
^	Rallye SA	57,521	898
	Synergie SA	14,355	878
	Groupe Crit	6,693	728
	Guerbet	11,017	698
*	Etablissements Maurel et Prom	120,416	693
	GL Events	21,874	689
	MGI Coutier	19,737	681
	Haulotte Group SA	27,303	538
^	Bourbon Corp.	60,570	381
*	Esso SA Francaise	5,957	361
	Union Financiere de France BQE SA	9,089	336
*	Stallergenes Greer plc	8,713	259
			3,964,661
Germany (14.7%)
	Allianz SE	1,044,249	246,992
	SAP SE	2,173,338	241,473
	Bayer AG	1,977,670	236,373
	Siemens AG	1,817,733	230,845
	BASF SE	2,188,783	227,731
	Daimler AG	2,303,929	181,133
	Deutsche Telekom AG	7,728,171	135,272
	adidas AG	472,670	116,169
	Deutsche Post AG	2,316,628	100,553
*	Linde AG - Tender Line	444,280	98,425
	Volkswagen AG Preference Shares	436,637	90,051
	Bayerische Motoren Werke AG	767,398	85,322
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	326,950	74,827
	Fresenius SE & Co. KGaA	967,837	73,706
	Infineon Technologies AG	2,694,902	69,006
	Continental AG	259,082	69,003

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Deutsche Bank AG	4,435,544	60,640
	Deutsche Boerse AG	445,857	59,964
	Vonovia SE	1,157,941	58,019
	E.ON SE	4,913,041	53,797
	Henkel AG & Co. KGaA Preference Shares	416,464	52,927
	Fresenius Medical Care AG & Co. KGaA	506,010	51,346
	Deutsche Wohnen SE	846,539	39,952
	Wirecard AG	272,531	36,874
	HeidelbergCement AG	354,346	34,651
	Henkel AG & Co. KGaA	280,624	33,407
3	Covestro AG	362,478	32,937
*	Commerzbank AG	2,480,458	31,958
	Porsche Automobil Holding SE Preference Shares	365,341	31,043
	Merck KGaA	308,219	30,110
	thyssenkrupp AG	1,109,527	28,860
	RWE AG	1,147,878	27,437
	Beiersdorf AG	237,717	26,895
	Symrise AG	288,513	23,321
	Brenntag AG	369,136	21,141
	MTU Aero Engines AG	122,839	21,130
	Hannover Rueck SE	142,691	20,041
	ProSiebenSat.1 Media SE	543,908	19,732
	United Internet AG	276,635	17,881
	LEG Immobilien AG	150,836	17,392
*	QIAGEN NV	527,769	17,264
	LANXESS AG	219,659	16,271
	Deutsche Lufthansa AG	556,557	16,177
	GEA Group AG	396,264	15,472
	Volkswagen AG	71,137	14,484
	Uniper SE	462,738	14,308
	HUGO BOSS AG	152,338	14,281
	KION Group AG	166,954	13,917
*,3	Scout24 AG	262,537	13,568
	K&S AG	454,077	13,336
3	Innogy SE	302,994	13,314
	Rheinmetall AG	101,740	13,296
	OSRAM Licht AG	227,419	13,075
	Bayerische Motoren Werke AG Preference Shares	133,113	12,852
*,3	Zalando SE	248,871	12,806
	Evonik Industries AG	354,246	12,587
	Sartorius AG Preference Shares	81,172	12,468
*,3	Siemens Healthineers AG	314,765	12,272
*,3	Delivery Hero AG	253,020	12,053
	MAN SE	84,733	9,767
	Freenet AG	303,491	9,634
	Fuchs Petrolub SE Preference Shares	167,698	9,005
	Axel Springer SE	106,690	8,739
	TUI AG	383,129	8,663
	HOCHTIEF AG	45,447	8,293
	Fraport AG Frankfurt Airport Services Worldwide	84,260	8,154
	1&1 Drillisch AG	110,254	7,972
	Telefonica Deutschland Holding AG	1,601,154	7,642
	RTL Group SA	91,579	7,536
	TAG Immobilien AG	345,496	7,301
	Aurubis AG	80,961	7,235
	Aareal Bank AG	144,454	7,225
	Siltronic AG	44,849	7,182
*	MorphoSys AG	68,346	7,059
	GRENKE AG	59,796	7,050
	Hella GmbH & Co. KGaA	106,486	6,568
	Grand City Properties SA	270,673	6,521
	Wacker Chemie AG	35,416	6,364
	CTS Eventim AG & Co. KGaA	129,206	6,043
	Gerresheimer AG	73,973	6,017

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	METRO AG	397,145	5,746
	TLG Immobilien AG	199,224	5,731
	Duerr AG	57,688	5,725
*	Software AG	115,850	5,695
	Norma Group SE	75,961	5,570
	STADA Arzneimittel AG	54,148	5,482
	Bechtle AG	64,101	5,413
	Stabilus SA	57,811	5,197
	alstria office REIT- AG	342,795	5,157
	Nemetschek SE	42,641	5,110
*	Evotec AG	313,450	5,059
	Salzgitter AG	90,163	4,951
	Rational AG	7,797	4,876
*,3	Rocket Internet SE	165,948	4,842
	Leoni AG	77,000	4,822
	Jungheinrich AG Preference Shares	114,116	4,813
	CANCOM SE	40,981	4,803
	Fielmann AG	58,130	4,774
	Jenoptik AG	122,901	4,459
	Krones AG	34,495	4,419
	CECONOMY AG	389,447	4,364
	Deutsche EuroShop AG	120,441	4,329
	Stroeer SE & Co. KGaA	57,613	4,217
	FUCHS PETROLUB SE	81,117	4,168
	Talanx AG	88,274	3,977
	Carl Zeiss Meditec AG	56,627	3,851
3	Deutsche Pfandbriefbank AG	237,987	3,850
3	ADO Properties SA	69,950	3,845
*	Dialog Semiconductor plc	178,654	3,803
	Bilfinger SE	78,553	3,739
	Sixt SE	31,198	3,671
*,3	Hapag-Lloyd AG	85,505	3,660
*	AIXTRON SE	247,380	3,511
	Sixt SE Preference Shares	40,386	3,300
	Suedzucker AG	189,532	3,150
	Indus Holding AG	43,588	3,119
*,^	zooplus AG	14,440	2,994
	CompuGroup Medical SE	55,367	2,885
*	S&T AG	107,539	2,761
	Deutz AG	277,658	2,682
	Koenig & Bauer AG	31,984	2,625
	Schaeffler AG Preference Shares	169,119	2,617
	DMG Mori AG	44,155	2,544
	Puma SE	4,798	2,336
	Pfeiffer Vacuum Technology AG	15,628	2,312
*	Heidelberger Druckmaschinen AG	612,878	2,277
*	Washtec AG	23,609	2,269
*	PATRIZIA Immobilien AG	108,435	2,165
	RIB Software SE	81,234	2,153
	Kloeckner & Co. SE	175,963	2,145
	RHOEN-KLINIKUM AG	63,371	2,072
*,3	Tele Columbus AG	225,429	2,068
	XING SE	6,388	1,980
	Wacker Neuson SE	58,981	1,897
*	Hornbach Holding AG & Co. KGaA	23,545	1,892
*,^	Nordex SE	155,674	1,784
	KWS Saat SE	4,759	1,717
	Takkt AG	82,761	1,710
	VTG AG	29,381	1,676
	RWE AG Preference Shares	78,113	1,582
*	SGL Carbon SE	115,441	1,550
	Biotest AG Preference Shares	45,875	1,461
	Draegerwerk AG & Co. KGaA Preference Shares	19,340	1,423
	SMA Solar Technology AG	22,955	1,411

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	ElringKlinger AG	72,091	1,303
	Bertrandt AG	11,523	1,286
	Deutsche Beteiligungs AG	28,168	1,251
	DIC Asset AG	99,983	1,230
*	Diebold Nixdorf AG	15,478	1,229
*	Vossloh AG	21,940	1,111
	BayWa AG	31,472	1,099
	Hamburger Hafen und Logistik AG	44,200	1,061
	Wuestenrot & Wuerttembergische AG	43,989	1,060
	comdirect bank AG	68,241	1,047
	Hornbach Baumarkt AG	19,342	651
*	Gerry Weber International AG	63,455	604
	Draegerwerk AG & Co. KGaA	8,198	504
*	H&R GmbH & Co. KGaA	28,621	421
	CropEnergies AG	46,488	287
			3,768,437
Ireland (0.4%)
	Kerry Group plc Class A	347,596	35,434
	Bank of Ireland Group plc	2,188,136	19,631
	Kingspan Group plc	353,320	15,995
	AIB Group plc	1,612,048	9,607
	Glanbia plc	471,439	7,963
*	Dalata Hotel Group plc	398,817	3,175
	Green REIT plc	1,635,020	2,996
	Hibernia REIT plc	1,585,470	2,839
	C&C Group plc	722,953	2,718
	Irish Continental Group plc	390,003	2,642
	Origin Enterprises plc	308,487	1,988
*	Permanent TSB Group Holdings plc	261,050	548
*,^,2	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			105,536
Italy (4.7%)
	Intesa Sanpaolo SPA (Registered)	32,392,802	123,222
	Enel SPA	18,627,266	118,167
	Eni SPA	5,966,493	116,637
	UniCredit SPA	5,331,593	115,590
	Assicurazioni Generali SPA	3,120,646	62,972
*	Fiat Chrysler Automobiles NV	2,594,643	57,650
	Atlantia SPA	1,268,317	41,982
	Ferrari NV	299,757	36,774
	CNH Industrial NV	2,290,660	28,186
	Snam SPA	5,635,107	27,055
*,^	Telecom Italia SPA (Registered)	27,255,265	26,888
	Luxottica Group SPA	370,880	23,138
^	Tenaris SA	1,118,464	20,962
	Terna Rete Elettrica Nazionale SPA	3,376,678	20,267
	EXOR NV	255,000	18,892
	Moncler SPA	381,764	17,207
	Mediobanca Banca di Credito Finanziario SPA	1,385,513	16,789
	Prysmian SPA	504,112	14,820
	Telecom Italia SPA (Bearer)	14,563,489	12,508
*,^	Banco BPM SPA	3,402,097	12,341
^	Unione di Banche Italiane SPA	2,344,350	12,075
	FinecoBank Banca Fineco SPA	932,486	11,104
3	Poste Italiane SPA	1,099,662	10,737
	Leonardo SPA	925,900	10,699
	Davide Campari-Milano SPA	1,342,711	10,058
	Intesa Sanpaolo SPA	2,243,257	8,882
	Recordati SPA	235,139	8,388
	Italgas SPA	1,159,913	7,506
*,3	Pirelli & C SPA	853,784	7,397
	A2A SPA	3,636,094	7,311
	Unipol Gruppo SPA	1,349,822	7,230
	Hera SPA	1,912,296	7,070

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Yoox Net-A-Porter Group SPA	148,003	6,772
	Interpump Group SPA	198,647	6,310
	Cerved Information Solutions SPA	468,070	5,664
	Azimut Holding SPA	268,125	5,629
	BPER Banca	948,444	5,475
*	Brembo SPA	369,377	5,442
	DiaSorin SPA	55,073	5,189
*	Saipem SPA	1,346,227	5,142
	Amplifon SPA	274,364	5,125
	Banca Popolare di Sondrio SCPA	1,061,113	5,013
3	Anima Holding SPA	676,641	4,855
^	Banca Mediolanum SPA	603,679	4,838
	UnipolSai Assicurazioni SPA	1,751,190	4,706
3	Infrastrutture Wireless Italiane SPA	565,812	4,554
	De' Longhi SPA	151,599	4,532
	Banca Generali SPA	133,666	4,336
^	Buzzi Unicem SPA	170,148	4,296
	Societa Cattolica di Assicurazioni SC	369,517	3,934
	Autogrill SPA	306,323	3,904
	IMA Industria Macchine Automatiche SPA	38,845	3,769
	Iren SPA	1,196,992	3,637
	Societa Iniziative Autostradali e Servizi SPA	162,565	3,444
*,^	Mediaset SPA	838,109	3,326
3	Enav SPA	595,670	3,247
*	Reply SPA	48,448	3,062
^	Salvatore Ferragamo SPA	101,878	3,010
	ERG SPA	121,630	2,914
	Brunello Cucinelli SPA	83,094	2,760
3	Technogym SPA	226,121	2,743
	Saras SPA	1,061,915	2,534
^	Tod's SPA	31,620	2,442
	Beni Stabili SpA SIIQ	2,507,184	2,374
	MARR SPA	77,707	2,344
	Ei Towers SPA	38,390	2,222
	ASTM SPA	79,683	2,191
	Biesse SPA	35,310	1,860
	ACEA SPA	105,538	1,852
	Danieli & C Officine Meccaniche SPA-RSP	95,851	1,834
	Banca IFIS SPA	45,830	1,806
3	OVS SPA	413,508	1,756
*	Fincantieri SPA	1,117,752	1,756
	Parmalat SPA	456,157	1,663
	Credito Emiliano SPA	188,294	1,656
	Datalogic SPA	50,322	1,604
^	Maire Tecnimont SPA	305,965	1,555
*,3	doBank SPA	102,102	1,545
	Buzzi Unicem SPA-RSP	92,875	1,330
3	RAI Way SPA	220,553	1,248
^	Salini Impregilo SPA	393,666	1,126
3	Banca Farmafactoring SPA	174,291	1,091
*	Immobiliare Grande Distribuzione SIIQ SPA	112,939	1,057
	Piaggio & C SPA	392,360	1,029
	CIR-Compagnie Industriali Riunite SPA	690,213	907
	Cementir Holding SPA	107,926	902
	Danieli & C Officine Meccaniche SPA	27,279	750
*,^	Juventus Football Club SPA	933,984	709
	Cairo Communication SPA	155,712	702
*	Italmobiliare SPA	25,431	690
	Zignago Vetro SPA	68,117	684
^	Geox SPA	189,373	637
*	Arnoldo Mondadori Editore SPA	284,654	557
*	Rizzoli Corriere Della Sera Mediagroup SPA	338,436	477
	DeA Capital SPA	215,880	391
*,^	Safilo Group SPA	61,993	311

9

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,^	GEDI Gruppo Editoriale SPA	569,376	289
	Cofide SPA	455,042	266
	Astaldi SPA	23,079	65
			1,196,344
Netherlands (5.5%)
	Unilever NV	3,613,736	207,173
	ASML Holding NV	971,289	184,920
	ING Groep NV	9,287,569	156,502
	Koninklijke Philips NV	2,216,882	93,833
	Koninklijke Ahold Delhaize NV	2,965,430	71,540
	Heineken NV	562,030	59,169
	Unibail-Rodamco SE	236,361	56,744
	Akzo Nobel NV	601,661	54,486
*	ArcelorMittal	1,432,427	48,551
	RELX NV	2,106,396	44,819
	Koninklijke DSM NV	417,599	43,160
	NN Group NV	804,401	38,551
	Wolters Kluwer NV	653,636	35,368
	Aegon NV	4,200,478	30,785
3	ABN AMRO Group NV	986,893	30,605
^	Heineken Holding NV	251,792	25,560
	Koninklijke KPN NV	7,251,062	22,567
	Randstad NV	260,640	16,776
	ASR Nederland NV	337,877	15,936
*,^	Altice NV Class A	1,280,851	12,259
	Gemalto NV	195,981	11,803
	Aalberts Industries NV	229,508	11,300
*	Galapagos NV	97,472	8,734
3	Philips Lighting NV	262,239	7,975
	IMCD NV	125,495	7,722
^	Koninklijke Vopak NV	156,038	7,695
	SBM Offshore NV	422,786	7,094
^	ASM International NV	107,092	6,430
	TKH Group NV	98,558	6,230
	BE Semiconductor Industries NV	89,338	6,174
	APERAM SA	118,927	5,795
	Boskalis Westminster	191,298	5,667
*,^	OCI NV	225,975	5,363
	Eurocommercial Properties NV	110,626	4,637
	Corbion NV	139,327	4,461
	PostNL NV	1,033,467	4,012
^	Wereldhave NV	94,722	3,806
*	Rhi Magnesita NV	55,832	3,336
	AMG Advanced Metallurgical Group NV	71,342	3,334
^	Arcadis NV	163,866	3,223
3	GrandVision NV	116,689	2,869
^	Koninklijke BAM Groep NV	592,156	2,820
*	TomTom NV	284,560	2,808
3	Intertrust NV	134,784	2,685
	Wessanen	131,413	2,651
3	Flow Traders	65,513	2,540
*,^	Fugro NV	152,653	2,414
	Vastned Retail NV	44,704	2,236
*,3	Takeaway.com NV	29,833	1,734
	Koninklijke Volkerwessels NV	60,300	1,712
*,3	Basic-Fit NV	56,857	1,708
	NSI NV	37,962	1,634
^	Accell Group	63,175	1,477
	ForFarmers NV	86,138	1,208
	Brunel International NV	46,657	838
*	Altice NV Class B	69,426	662
			1,406,091
Norway (1.4%)
	Statoil ASA	2,324,475	59,443

10

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	DNB ASA	2,565,688	47,982
	Telenor ASA	1,621,622	35,893
	Marine Harvest ASA	965,347	21,014
	Norsk Hydro ASA	3,183,453	19,884
	Yara International ASA	417,096	17,592
	Orkla ASA	1,853,634	17,156
	Storebrand ASA	1,124,871	9,613
	Aker BP ASA	262,000	8,593
	Subsea 7 SA	613,011	8,565
	TGS NOPEC Geophysical Co. ASA	239,469	7,551
	Schibsted ASA Class B	231,819	6,237
^	Gjensidige Forsikring ASA	391,248	6,193
	Salmar ASA	124,357	5,795
	Bakkafrost P/F	95,685	5,490
	Schibsted ASA Class A	185,229	5,401
	Tomra Systems ASA	258,025	4,787
	Leroy Seafood Group ASA	596,045	4,372
*	Norwegian Finans Holding ASA	335,762	4,080
*	Borr Drilling Ltd.	821,654	3,778
	Aker ASA	56,508	3,532
3	Entra ASA	257,172	3,527
	SpareBank 1 SR-Bank ASA	355,399	3,515
*	Kongsberg Gruppen ASA	140,210	3,433
*,^	Petroleum Geo-Services ASA	727,598	3,132
	SpareBank 1 SMN	306,373	3,067
	Veidekke ASA	250,167	3,038
	Atea ASA	198,028	2,939
*	DNO ASA	1,572,832	2,913
	Austevoll Seafood ASA	211,940	2,551
	Borregaard ASA	234,786	2,489
*,3	Aker Solutions ASA	357,912	2,423
3	XXL ASA	234,519	2,037
*	Nordic Semiconductor ASA	310,548	1,954
*	Wallenius Wilhelmsen Logistics	248,040	1,714
*,3	Evry AS	411,993	1,537
	Grieg Seafood ASA	132,529	1,420
*	Norwegian Air Shuttle ASA	26,887	1,049
	Norway Royal Salmon ASA	42,194	997
	Stolt-Nielsen Ltd.	63,476	897
	Ocean Yield ASA	103,747	892
*,^	REC Silicon ASA	4,968,401	842
*	Otello Corp. ASA	325,145	830
*,^,3	BW LPG Ltd.	198,051	687
*	Akastor ASA	338,320	671
	Sparebank 1 Oestlandet	62,243	664
	Hoegh LNG Holdings Ltd.	106,827	621
			352,790
Portugal (0.3%)
	Galp Energia SGPS SA	1,218,509	23,387
	EDP - Energias de Portugal SA	5,386,996	19,986
	Jeronimo Martins SGPS SA	580,877	10,187
*	Banco Comercial Portugues SA	21,315,628	7,136
	Navigator Co. SA	601,559	3,510
	EDP Renovaveis SA	359,037	3,448
	NOS SGPS SA	522,101	3,104
	Sonae SGPS SA	2,253,757	3,065
	REN - Redes Energeticas Nacionais SGPS SA	795,153	2,508
^	CTT-Correios de Portugal SA	383,146	1,413
	Semapa-Sociedade de Investimento e Gestao	59,264	1,325
	Altri SGPS SA	166,680	1,205
^	Corticeira Amorim SGPS SA	75,866	1,009
	Mota-Engil SGPS SA	204,522	886
*	Banco BPI SA	163,385	240
	Sonaecom SGPS SA	20,491	55

11

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Banco Espirito Santo SA	8,371,877	11
			82,475
Spain (5.0%)
	Banco Santander SA	38,001,128	245,525
	Banco Bilbao Vizcaya Argentaria SA	15,941,328	129,000
	Telefonica SA	10,864,188	110,713
	Iberdrola SA	13,648,781	105,451
^	Industria de Diseno Textil SA	2,511,514	77,853
	Amadeus IT Group SA	986,223	71,955
*	Repsol SA	2,827,900	53,965
	CaixaBank SA	8,558,231	41,618
	Abertis Infraestructuras SA	1,479,691	32,623
^,3	Aena SME SA	152,213	31,376
	Banco de Sabadell SA	13,359,067	26,142
*	ACS Actividades de Construccion y Servicios SA	577,483	24,338
*	Ferrovial SA	1,125,548	24,041
	Grifols SA	787,563	22,082
	Red Electrica Corp. SA	1,029,424	21,444
	Gas Natural SDG SA	738,246	18,610
	Endesa SA	751,251	17,520
	Bankinter SA	1,632,038	17,057
	Enagas SA	537,189	15,614
	Grifols SA Preference Shares	618,195	12,743
^	Bankia SA	2,865,062	12,571
	Merlin Properties Socimi SA	794,655	12,261
3	Cellnex Telecom SA	362,346	9,718
^	Siemens Gamesa Renewable Energy SA	530,775	9,089
	Inmobiliaria Colonial Socimi SA	702,583	8,164
	Mapfre SA	2,331,904	8,089
	Distribuidora Internacional de Alimentacion SA	1,453,551	6,736
^	Bolsas y Mercados Espanoles SHMSF SA	183,100	6,417
	Viscofan SA	92,296	6,117
	Acciona SA	61,753	5,165
	Prosegur Cia de Seguridad SA	631,785	4,776
	Acerinox SA	338,239	4,750
	Grupo Catalana Occidente SA	107,428	4,730
	Applus Services SA	337,196	4,556
	Hispania Activos Inmobiliarios SOCIMI SA	209,819	4,448
	CIE Automotive SA	116,444	4,353
*	Masmovil Ibercom SA	29,789	4,278
	Zardoya Otis SA	417,958	4,266
^	Mediaset Espana Comunicacion SA	434,902	4,162
*	Indra Sistemas SA	294,956	4,076
	Melia Hotels International SA	262,082	3,897
	NH Hotel Group SA	495,540	3,821
	Ebro Foods SA	153,075	3,691
*,3	Neinor Homes SA	184,708	3,576
*,3	Unicaja Banco SA	1,837,020	3,332
*,3	Gestamp Automocion SA	366,793	2,973
	Corp. Financiera Alba SA	47,388	2,949
	Faes Farma SA	656,100	2,664
	Cia de Distribucion Integral Logista Holdings SA	116,388	2,618
3	Prosegur Cash SA	880,918	2,568
	Ence Energia y Celulosa SA	308,466	2,380
^	Tecnicas Reunidas SA	72,314	2,331
	Papeles y Cartones de Europa SA	117,109	2,266
*,^	Sacyr SA	778,773	2,234
*	Fomento de Construcciones y Contratas SA	166,811	2,150
	Construcciones y Auxiliar de Ferrocarriles SA	44,660	2,142
3	Euskaltel SA	228,914	2,123
*	Liberbank SA	3,138,432	1,795
^	Almirall SA	139,294	1,731
^	Atresmedia Corp. de Medios de Comunicacion SA	183,263	1,716
*,^	Obrascon Huarte Lain SA	345,885	1,613

12

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Fluidra SA	105,690	1,530
*	Codere SA	126,337	1,527
*,^	Pharma Mar SA	428,976	837
	Axiare Patrimonio SOCIMI SA	23,447	497
			1,287,353
Sweden (4.6%)
	Nordea Bank AB	7,619,624	77,497
	Volvo AB Class B	3,564,821	60,411
	Atlas Copco AB Class A	1,463,563	57,235
	Swedbank AB Class A	2,499,694	54,302
	Telefonaktiebolaget LM Ericsson Class B	7,038,417	53,657
	Investor AB Class B	1,080,978	47,059
^	Assa Abloy AB Class B	2,228,795	46,709
^	Sandvik AB	2,560,105	43,651
	Svenska Handelsbanken AB Class A	3,479,206	38,801
	Hennes & Mauritz AB Class B	2,250,851	38,679
	Essity AB Class B	1,409,850	35,761
	Hexagon AB Class B	595,625	34,391
	Atlas Copco AB Class B	962,508	34,115
	Skandinaviska Enskilda Banken AB Class A	3,403,141	31,949
	Telia Co. AB	6,485,548	31,933
^	Boliden AB	653,791	22,654
	Kinnevik AB	553,295	19,939
	Swedish Match AB	424,665	19,051
^	Alfa Laval AB	745,033	18,431
^	SKF AB	900,426	18,229
	Skanska AB Class B	844,804	16,453
	Svenska Cellulosa AB SCA Class B	1,403,434	15,543
	Electrolux AB Class B	525,086	13,819
	Trelleborg AB Class B	577,084	13,486
	Securitas AB Class B	760,415	12,287
*	Lundin Petroleum AB	410,758	11,323
	Industrivarden AB Class A	498,205	10,931
	Tele2 AB	823,550	10,675
	Castellum AB	642,360	10,384
	Elekta AB Class B	850,685	9,645
	Nibe Industrier AB Class B	885,410	9,021
	Husqvarna AB	891,990	8,579
^	Industrivarden AB	393,640	8,288
*	Swedish Orphan Biovitrum AB	377,444	8,108
	Com Hem Holding AB	427,810	7,409
*	Fabege AB	629,452	7,247
3	Dometic Group AB	697,451	6,675
	SSAB AB Class B	1,388,504	6,282
	Loomis AB Class B	170,905	6,224
	BillerudKorsnas AB	411,845	6,051
^	Hexpol AB	582,816	6,031
*	Holmen AB	242,052	5,968
	L E Lundbergforetagen AB Class B	87,837	5,945
	AAK AB	66,494	5,868
*	Fastighets AB Balder Class B	227,054	5,849
^	ICA Gruppen AB	186,084	5,778
3	Thule Group AB	244,187	5,644
	Indutrade AB	219,522	5,177
^	Getinge AB	531,757	4,954
	Modern Times Group MTG AB Class B	123,876	4,869
*,3	Ahlsell AB	774,498	4,625
^	Intrum Justitia AB	172,822	4,586
	Axfood AB	244,256	4,538
	Hemfosa Fastigheter AB	353,466	4,378
	NCC AB Class B	224,390	4,133
	Peab AB	465,959	4,125
	Saab AB Class B	97,915	4,008
^	Wallenstam AB	446,217	3,998

13

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Lifco AB Class B	105,451	3,829
	Hufvudstaden AB Class A	260,075	3,817
	Wihlborgs Fastigheter AB	156,805	3,634
3	Evolution Gaming Group AB	55,016	3,449
	SSAB AB Class A	592,770	3,352
	Pandox AB Class B	198,634	3,343
3	Bravida Holding AB	466,103	3,338
	AF AB	159,922	3,327
	Nolato AB Class B	43,817	3,290
	JM AB	166,092	3,286
	Sweco AB Class B	159,325	3,245
^	Kungsleden AB	454,566	3,224
*,^	Investment AB Latour Class B	291,428	3,189
	Avanza Bank Holding AB	58,615	2,755
	Oriflame Holding AG	55,922	2,650
3	Attendo AB	252,299	2,562
*	NetEnt AB	430,563	2,456
^	Bonava AB Class B	195,268	2,370
	Vitrolife AB	30,494	2,232
	Nobia AB	278,535	2,191
*	Betsson AB	275,626	1,963
*	Ratos AB	472,643	1,865
^	Mycronic AB	160,779	1,846
	Cloetta AB Class B	500,610	1,792
	Bilia AB	217,060	1,790
	Atrium Ljungberg AB	111,845	1,769
	Klovern AB	1,341,592	1,674
*	Arjo AB	561,899	1,665
3	Scandic Hotels Group AB	166,751	1,641
*	Concentric AB	93,224	1,522
*	Investment AB Oresund	98,081	1,462
3	Resurs Holding AB	219,563	1,415
	Klovern AB Preference Shares	38,533	1,405
	Bure Equity AB	121,520	1,303
	Lindab International AB	161,318	1,245
*,^	SAS AB	466,542	1,164
	SkiStar AB	48,125	992
	Clas Ohlson AB	90,604	991
*,3	Munters Group AB	170,273	983
	Svenska Handelsbanken AB Class B	81,733	973
*,^	Mekonomen AB	63,670	973
*	Haldex AB	79,846	858
*,^	Collector AB	98,445	713
	Telefonaktiebolaget LM Ericsson Class A	83,021	634
	Hemfosa Fastigheter AB Preference Shares	28,026	582
*,^	Fingerprint Cards AB Class B	573,647	496
	Skandinaviska Enskilda Banken AB	47,880	483
	Rezidor Hotel Group AB	117,822	338
	SAS AB Preference Shares	3,597	234
	NCC AB Class A	8,920	166
	Bonava AB Class A	9,305	111
	Sagax AB Preference Shares	24,909	100
	Sagax AB	23,447	87
	MQ Holding AB	6,216	11
			1,170,143
Switzerland (11.5%)
	Nestle SA	7,405,015	573,667
	Novartis AG	5,198,090	400,119
	Roche Holding AG	1,680,689	373,428
	UBS Group AG	8,310,404	139,489
	Cie Financiere Richemont SA	1,216,823	115,670
	Zurich Insurance Group AG	358,653	114,567
	ABB Ltd.	4,613,309	107,562
	Credit Suisse Group AG	6,099,229	102,871

14

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Swiss Re AG	727,703	69,328
	Givaudan SA	21,978	48,924
*	Lonza Group AG	176,830	43,205
	LafargeHolcim Ltd.	733,551	40,750
	Geberit AG	86,590	36,951
	Sika AG	5,034	36,528
	Swatch Group AG (Bearer)	71,812	34,483
	Julius Baer Group Ltd.	514,732	30,549
	Partners Group Holding AG	39,417	28,750
	Swiss Life Holding AG	81,457	28,495
	SGS SA	11,641	28,272
	Adecco Group AG	396,309	26,246
	Swisscom AG	53,285	25,557
	LafargeHolcim Ltd. (Paris Shares)	415,132	23,162
	Schindler Holding AG	96,607	19,948
	Sonova Holding AG	120,451	19,850
*	Vifor Pharma AG	123,283	19,455
*	Chocoladefabriken Lindt & Spruengli AG (Regular Shares)	249	18,886
	Kuehne & Nagel International AG	119,273	18,570
	Temenos Group AG	139,569	17,562
	Baloise Holding AG	109,799	17,404
	Straumann Holding AG	23,756	16,126
	Swiss Prime Site AG	168,165	15,756
*	Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)	2,386	15,337
	Logitech International SA	344,450	12,725
	Georg Fischer AG	9,848	12,242
*,^	Dufry AG	76,005	10,750
	ams AG	129,356	10,669
	Clariant AG	459,788	10,614
	EMS-Chemie Holding AG	16,962	10,476
	Swatch Group AG (Registered)	111,606	9,945
	Flughafen Zurich AG	45,288	9,458
	Schindler Holding AG (Registered)	46,280	9,261
	Roche Holding AG (Bearer)	40,242	9,164
	Helvetia Holding AG	15,363	9,126
3	VAT Group AG	61,448	9,062
^	BB Biotech AG	132,183	8,877
	PSP Swiss Property AG	93,185	8,707
	Barry Callebaut AG	4,548	8,165
	OC Oerlikon Corp. AG	458,482	7,402
3	Sunrise Communications Group AG	79,949	6,267
	Pargesa Holding SA	66,453	6,219
*,3	Galenica AG	114,977	6,181
	GAM Holding AG	377,282	6,022
	Tecan Group AG	27,320	6,007
	Cembra Money Bank AG	66,636	5,648
	dormakaba Holding AG	7,297	5,644
	Bucher Industries AG	15,191	5,567
*	Allreal Holding AG	33,127	5,446
	Banque Cantonale Vaudoise	6,653	5,302
*	Landis&Gyr Group AG	69,363	5,213
	Belimo Holding AG	1,201	4,959
	DKSH Holding AG	61,830	4,959
	Valiant Holding AG	38,340	4,604
	SFS Group AG	40,889	4,597
*	Idorsia Ltd.	188,496	4,323
*	Aryzta AG	199,429	4,203
	Panalpina Welttransport Holding AG	30,511	3,862
*	Mobimo Holding AG	14,915	3,852
	Emmi AG	4,679	3,774
	Forbo Holding AG	2,647	3,703
	Vontobel Holding AG	54,064	3,565
	Sulzer AG	30,846	3,549
	Conzzeta AG	2,761	3,520

15

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Daetwyler Holding AG	17,288	3,298
	Siegfried Holding AG	8,815	3,063
	u-blox Holding AG	15,798	2,887
	St. Galler Kantonalbank AG	5,300	2,842
	Valora Holding AG	8,087	2,705
	Inficon Holding AG	4,416	2,644
	Implenia AG	33,986	2,594
^	COSMO Pharmaceuticals NV	17,523	2,556
	Schweiter Technologies AG	2,228	2,534
	Burckhardt Compression Holding AG	7,621	2,473
	Comet Holding AG	18,456	2,419
	Interroll Holding AG	1,410	2,336
	Komax Holding AG	8,082	2,222
*,^	Meyer Burger Technology AG	1,625,800	2,017
	Huber & Suhner AG	35,227	2,012
*	Arbonia AG	109,516	1,948
	Bobst Group SA	18,172	1,939
*	Basilea Pharmaceutica AG	26,363	1,841
	VZ Holding AG	6,503	1,827
	Autoneum Holding AG	6,889	1,804
	LEM Holding SA	1,126	1,778
	Ascom Holding AG	88,584	1,772
	BKW AG	25,581	1,667
	Bachem Holding AG	12,976	1,664
	EFG International AG	185,653	1,508
	Intershop Holding AG	2,991	1,493
	Rieter Holding AG	7,337	1,417
	Bossard Holding AG	6,372	1,306
	Swissquote Group Holding SA	21,748	1,228
	Bell Food Group AG	3,076	1,208
*	Leonteq AG	21,213	1,176
	Ypsomed Holding AG	7,746	1,175
	APG SGA SA	2,613	1,073
	Vetropack Holding AG	484	995
	Zehnder Group AG	21,973	921
*	Schmolz & Bickenbach AG	1,119,839	901
	ALSO Holding AG	7,042	868
^	Kudelski SA	91,691	844
*	Alpiq Holding AG	7,833	594
	Plazza AG	323	74
			2,952,719
United Kingdom (29.0%)
	HSBC Holdings plc	47,910,609	477,000
	BP plc	46,048,674	342,050
	Royal Dutch Shell plc Class A	9,367,996	325,926
	Royal Dutch Shell plc Class B	9,071,587	323,847
	British American Tobacco plc	5,299,613	290,672
	GlaxoSmithKline plc	11,543,362	231,529
	AstraZeneca plc	3,026,145	211,839
	Diageo plc	5,800,084	206,918
	Vodafone Group plc	63,662,720	185,783
	Prudential plc	6,174,615	158,775
	Unilever plc	2,761,193	154,882
	Rio Tinto plc	2,782,017	151,637
	Lloyds Banking Group plc	170,468,425	151,198
	Glencore plc	27,827,926	134,048
	Reckitt Benckiser Group plc	1,486,930	116,648
	Barclays plc	40,555,984	115,630
	Shire plc	2,125,437	113,180
	BHP Billiton plc	4,963,345	105,831
	National Grid plc	8,111,629	93,852
	Imperial Brands plc	2,283,786	81,714
	Compass Group plc	3,778,762	81,066
	Tesco plc	22,915,749	74,223

16

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Aviva plc	9,560,576	69,464
BT Group plc	20,037,050	68,774
Standard Chartered plc	6,440,979	67,657
BAE Systems plc	7,587,148	63,658
Anglo American plc	2,358,541	55,495
RELX plc	2,521,945	53,902
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,503,547	52,615
Legal & General Group plc	14,104,100	52,238
Experian plc	2,201,284	50,437
WPP plc	2,926,861	50,226
Sky plc	2,462,338	46,720
SSE plc	2,433,755	46,190
Ferguson plc	596,500	45,661
Rolls-Royce Holdings plc	3,915,899	45,226
London Stock Exchange Group plc	746,512	44,110
CRH plc (Irish Shares)	1,135,605	40,327
Smith & Nephew plc	2,087,138	39,971
Old Mutual plc	11,330,061	39,033
Melrose Industries plc	11,449,128	35,901
Ashtead Group plc	1,184,800	32,905
Standard Life Aberdeen plc	6,461,112	32,323
Associated British Foods plc	828,799	30,807
CRH plc	861,982	30,593
3i Group plc	2,270,503	29,308
InterContinental Hotels Group plc	452,684	28,561
* Royal Bank of Scotland Group plc	7,691,372	28,483
Centrica plc	13,333,986	28,145
Persimmon plc	732,177	27,351
Carnival plc	415,215	26,987
Intertek Group plc	384,733	25,871
Whitbread plc	437,146	25,721
Burberry Group plc	981,994	24,661
Mondi plc	876,508	24,400
Smurfit Kappa Group plc	563,793	23,884
Next plc	324,738	23,458
Bunzl plc	800,901	23,224
Land Securities Group plc	1,702,719	23,115
Sage Group plc	2,578,421	22,426
RSA Insurance Group plc	2,429,022	21,917
British Land Co. plc	2,336,159	21,574
Kingfisher plc	5,172,064	21,570
Pearson plc	1,854,386	21,260
International Consolidated Airlines Group SA	2,440,380	21,095
Segro plc	2,368,784	21,020
Smiths Group plc	939,491	20,586
Johnson Matthey plc	451,039	20,385
Taylor Wimpey plc	7,714,178	20,316
DCC plc	211,084	20,261
Informa plc	1,960,956	19,909
St. James's Place plc	1,246,607	19,419
Paddy Power Betfair plc	196,250	19,352
Rentokil Initial plc	4,394,500	18,540
Croda International plc	301,439	18,440
ITV plc	8,854,893	18,422
Barratt Developments plc	2,394,783	18,363
Randgold Resources Ltd.	223,030	18,084
Royal Mail plc	2,185,221	17,427
Wm Morrison Supermarkets plc	5,153,520	17,188
DS Smith plc	2,358,867	16,898
Direct Line Insurance Group plc	3,281,833	16,863
Berkeley Group Holdings plc	298,781	16,727
Weir Group plc	571,471	16,722
United Utilities Group plc	1,626,954	16,591
J Sainsbury plc	3,859,827	16,378

17

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	GVC Holdings plc	1,305,482	15,980
	Coca-Cola HBC AG	464,879	15,574
	Hargreaves Lansdown plc	627,516	15,385
	Marks & Spencer Group plc	3,887,567	15,372
	Halma plc	902,738	15,147
	Severn Trent plc	563,645	15,009
	TUI AG	655,753	14,829
*	Just Eat plc	1,372,833	14,615
	Micro Focus International plc	838,494	14,458
	Hammerson plc	1,881,526	14,184
	Spirax-Sarco Engineering plc	173,921	13,787
	Rightmove plc	219,096	13,741
	Hiscox Ltd.	659,895	13,494
	Bellway plc	293,085	13,355
	G4S plc	3,698,765	13,141
	Admiral Group plc	480,156	13,140
^	UBM plc	932,538	12,415
	John Wood Group plc	1,567,062	12,215
	Schroders plc	265,797	12,025
	Investec plc	1,515,835	11,992
	Meggitt plc	1,846,467	11,962
	B&M European Value Retail SA	2,040,839	11,373
	easyJet plc	520,670	11,350
	Antofagasta plc	830,222	11,093
3	Auto Trader Group plc	2,217,801	10,777
	BBA Aviation plc	2,431,478	10,657
*	Indivior plc	1,710,439	10,592
	RPC Group plc	971,484	10,542
	Spectris plc	283,767	10,470
	Derwent London plc	238,053	10,441
	Travis Perkins plc	599,454	10,439
*	Tullow Oil plc	3,288,909	10,293
	Phoenix Group Holdings	941,357	10,169
	NEX Group plc	741,194	10,058
	Beazley plc	1,236,393	10,042
	Inchcape plc	984,848	9,839
	Intermediate Capital Group plc	658,675	9,814
	IG Group Holdings plc	856,798	9,783
*	SSP Group plc	1,087,435	9,731
	IMI plc	642,053	9,623
	Man Group plc	3,861,619	9,591
*	Ocado Group plc	1,293,224	9,559
	Pennon Group plc	985,690	9,365
	NMC Health plc	191,637	9,364
	Rotork plc	2,070,451	9,337
	Howden Joinery Group plc	1,420,062	9,294
3	ConvaTec Group plc	3,121,601	9,293
	Dechra Pharmaceuticals plc	241,630	9,076
*	Cobham plc	5,680,890	8,972
	Electrocomponents plc	1,057,397	8,840
*,^	Metro Bank plc	194,324	8,821
	British American Tobacco plc ADR	161,443	8,818
	CYBG plc	2,104,190	8,734
	Tate & Lyle plc	1,100,756	8,694
	Cineworld Group plc	2,407,206	8,594
	Mediclinic International plc	932,224	8,578
*	BTG plc	911,665	8,547
3	Merlin Entertainments plc	1,681,055	8,504
	TP ICAP plc	1,311,394	8,495
	William Hill plc	2,047,626	8,236
	Shaftesbury plc	570,814	7,942
	Hays plc	3,182,828	7,844
	Playtech plc	697,584	7,781
	Fresnillo plc	439,983	7,723

18

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Close Brothers Group plc	358,804	7,555
	UDG Healthcare plc	588,012	7,388
	Evraz plc	1,165,263	7,333
*	KAZ Minerals plc	558,558	7,057
	Victrex plc	194,938	7,019
	Capital & Counties Properties plc	1,749,860	6,926
	Tritax Big Box REIT plc	3,334,160	6,871
	WH Smith plc	255,945	6,860
	Dixons Carphone plc	2,386,652	6,655
	Balfour Beatty plc	1,635,018	6,603
	UNITE Group plc	571,792	6,564
	HomeServe plc	634,676	6,451
*	Great Portland Estates plc	664,705	6,405
	Polymetal International plc	624,187	6,265
	Jupiter Fund Management plc	996,815	6,234
	Babcock International Group plc	608,735	6,144
	Britvic plc	621,096	6,139
	Daily Mail & General Trust plc	638,569	5,932
^	Hikma Pharmaceuticals plc	333,836	5,886
	Domino's Pizza Group plc	1,160,155	5,783
*,3	Wizz Air Holdings plc	131,455	5,772
	Aggreko plc	566,322	5,696
^	Intu Properties plc	2,117,683	5,691
	Provident Financial plc	615,875	5,628
	Inmarsat plc	1,084,406	5,602
	Centamin plc	2,581,072	5,577
	Ascential plc	964,440	5,571
	Greene King plc	732,588	5,504
	Bodycote plc	446,793	5,501
	National Express Group plc	1,019,105	5,500
	Pagegroup plc	740,772	5,467
	Thomas Cook Group plc	3,212,501	5,456
	IWG plc	1,593,083	5,412
	Bovis Homes Group plc	317,179	5,397
	Grafton Group plc	519,593	5,382
	Renishaw plc	82,215	5,322
3	Sophos Group plc	770,341	5,260
	Petrofac Ltd.	626,134	5,196
	Genus plc	148,210	5,126
	Ashmore Group plc	906,855	5,123
	Moneysupermarket.com Group plc	1,242,198	5,117
	Fidessa Group plc	92,790	5,013
	Saga plc	2,628,392	4,901
	Jardine Lloyd Thompson Group plc	288,691	4,859
	Assura plc	5,919,755	4,854
	Redrow plc	562,863	4,850
	Cranswick plc	118,721	4,739
	BCA Marketplace plc	1,751,624	4,562
	JD Sports Fashion plc	845,646	4,536
3	John Laing Group plc	1,162,473	4,517
3	Countryside Properties plc	901,915	4,445
	Paragon Banking Group plc	618,013	4,431
	AVEVA Group plc	150,047	4,430
*	Firstgroup plc	2,816,735	4,370
	Workspace Group plc	285,691	4,363
*,^	Sirius Minerals plc	10,217,821	4,335
	Diploma plc	260,213	4,293
	Big Yellow Group plc	338,965	4,289
	Drax Group plc	980,309	4,245
	Synthomer plc	623,231	4,231
	Savills plc	311,513	4,197
	Elementis plc	1,075,500	4,189
	QinetiQ Group plc	1,323,152	4,183
*	Cairn Energy plc	1,339,004	4,168

19

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Grainger plc	963,649	4,150
	Capita plc	1,563,723	4,113
	Vesuvius plc	506,372	4,089
	BGEO Group plc	84,374	4,033
	Crest Nicholson Holdings plc	595,059	3,990
	Greggs plc	237,470	3,970
	Senior plc	976,923	3,964
	Lancashire Holdings Ltd.	481,974	3,950
	LondonMetric Property plc	1,508,379	3,947
	Rathbone Brothers plc	120,351	3,877
	Fenner plc	455,986	3,809
	Essentra plc	624,175	3,788
	Coats Group plc	3,439,390	3,742
3	Ibstock plc	911,169	3,725
*	Cairn Homes plc	1,702,321	3,691
	Greencore Group plc	1,680,019	3,664
	Safestore Holdings plc	486,127	3,656
*	Hunting plc	324,941	3,591
	Hill & Smith Holdings plc	188,920	3,448
^	Ultra Electronics Holdings plc	177,704	3,439
*	Serco Group plc	2,589,575	3,422
	Just Group plc	1,754,987	3,392
3	ZPG plc	684,750	3,376
	Kier Group plc	218,392	3,223
	Galliford Try plc	255,301	3,216
	Morgan Advanced Materials plc	672,961	3,181
	Micro Focus International plc ADR	181,782	3,148
	Brewin Dolphin Holdings plc	631,898	3,139
	Laird plc	1,137,088	3,071
*	Sports Direct International plc	548,768	3,039
	Entertainment One Ltd.	799,641	2,995
	TalkTalk Telecom Group plc	1,695,136	2,990
3	Equiniti Group plc	792,691	2,990
	Computacenter plc	171,449	2,977
	OneSavings Bank plc	533,852	2,901
	NewRiver REIT plc	696,027	2,781
	Go-Ahead Group plc	103,006	2,739
	AA plc	1,460,924	2,731
3	Hastings Group Holdings plc	718,133	2,722
	SIG plc	1,391,261	2,720
	J D Wetherspoon plc	170,134	2,717
	F&C Commercial Property Trust Ltd.	1,279,883	2,583
	Virgin Money Holdings UK plc	664,262	2,540
	Ted Baker plc	68,616	2,514
	Marshalls plc	427,593	2,512
	Sanne Group plc	292,717	2,503
	Dairy Crest Group plc	332,196	2,478
	Halfords Group plc	469,048	2,444
	Keller Group plc	170,942	2,444
	Superdry plc	116,369	2,404
	Card Factory plc	753,208	2,396
	Stobart Group Ltd.	708,693	2,386
	St. Modwen Properties plc	418,541	2,363
	Polypipe Group plc	446,215	2,345
3	McCarthy & Stone plc	1,243,298	2,318
	888 Holdings plc	612,030	2,314
	Softcat plc	246,346	2,314
*	TBC Bank Group plc	87,997	2,233
*	Premier Oil plc	1,715,265	2,223
	Ferrexpo plc	686,596	2,223
	Mitie Group plc	874,018	2,202
	Stagecoach Group plc	1,019,041	2,176
	Marston's plc	1,469,545	2,176
	esure Group plc	688,006	2,130

20

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Pets at Home Group plc	1,013,461	2,129
	Mitchells & Butlers plc	546,985	2,121
	Telecom Plus plc	140,349	2,078
	Chesnara plc	372,747	2,077
*	EI Group plc	1,168,653	2,071
3	Spire Healthcare Group plc	659,434	2,063
	Restaurant Group plc	465,950	1,946
	Chemring Group plc	668,607	1,930
	Vedanta Resources plc	192,732	1,929
	Picton Property Income Ltd.	1,532,562	1,897
	International Personal Finance plc	564,140	1,889
	UK Commercial Property Trust Ltd.	1,527,399	1,877
*	Vectura Group plc	1,669,841	1,862
	RPS Group plc	517,676	1,844
	Hansteen Holdings plc	1,009,511	1,843
	Dunelm Group plc	236,811	1,837
	Dignity plc	115,322	1,730
	De La Rue plc	232,711	1,705
	Hochschild Mining plc	583,619	1,688
	NCC Group plc	625,607	1,683
	KCOM Group plc	1,187,009	1,647
	Northgate plc	310,576	1,586
	PZ Cussons plc	432,022	1,463
	Renewi plc	1,469,242	1,452
	Redefine International plc	2,837,999	1,451
*,^	AO World plc	628,719	1,339
*	Ophir Energy plc	1,612,871	1,337
	Helical plc	239,816	1,241
*	Petra Diamonds Ltd.	1,305,984	1,227
	ITE Group plc	576,615	1,211
	Gocompare.Com Group plc	730,608	1,128
	Devro plc	379,834	1,109
*,3	Alfa Financial Software Holdings plc	221,855	1,099
	Lookers plc	740,890	1,029
	Schroder REIT Ltd.	1,218,478	1,028
	N Brown Group plc	356,631	1,003
	Rank Group plc	416,106	1,002
	Daejan Holdings plc	11,879	978
*	Allied Minds plc	555,318	916
*	Premier Foods plc	1,564,339	803
*	Nostrum Oil & Gas plc	195,016	800
	Soco International plc	519,622	752
	Debenhams plc	2,333,187	742
	Acacia Mining plc	372,333	735
3	CMC Markets plc	277,853	725
*	Lamprell plc	479,739	610
*	Countrywide plc	363,130	540
^,2	Carillion plc	1,000,411	196
*	Rhi Magnesita NV	1,478	87

			7,413,423
Total Common Stocks (Cost $27,239,527)			25,460,216

21

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2018

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.0%)[1]
Money Market Fund (3.9%)
4,5	Vanguard Market Liquidity Fund	1.886%		9,984,786	998,479

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.391%	5/3/18	600	600
6	United States Treasury Bill	1.446%	5/31/18	6,750	6,741
6	United States Treasury Bill	1.476%-1.491%	6/14/18	1,650	1,646
6	United States Treasury Bill	1.510%-1.783%	6/21/18	2,200	2,195
	United States Treasury Bill	1.941%	9/27/18	400	397
6	United States Treasury Bill	1.975%	10/18/18	2,000	1,981

					13,560

Total Temporary Cash Investments (Cost $1,012,048)					1,012,039
Total Investments (103.5%) (Cost $28,251,575)					26,472,255
Other Assets and Liabilities—Net (-3.5%)[5,7]					(898,621)

Net Assets (100%)					25,573,634

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $909,512,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.5%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $462,167,000, representing
1.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,001,231,000 of collateral received for securities on loan, of which $998,377,000 is held in Vanguard Market Liquidity Fund and
$2,854,000 is held in cash.
6 Securities with a value of $7,075,000 have been segregated as initial margin for open futures contracts.
7 Cash of $4,180,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Australia (15.5%)
^ Commonwealth Bank of Australia	1,890,326	101,784
BHP Billiton Ltd.	3,470,776	80,971
Westpac Banking Corp.	3,667,573	78,782
National Australia Bank Ltd.	2,937,309	63,855
Australia & New Zealand Banking Group Ltd.	3,173,055	63,786
CSL Ltd.	489,891	62,750
Wesfarmers Ltd.	1,223,082	40,239
Woolworths Group Ltd.	1,398,798	29,257
Macquarie Group Ltd.	332,751	27,099
Rio Tinto Ltd.	445,740	26,528
Woodside Petroleum Ltd.	1,008,888	24,449
Transurban Group	2,399,228	20,906
Scentre Group	5,525,986	16,702
South32 Ltd.	5,653,128	15,688
Insurance Australia Group Ltd.	2,562,832	15,172
Suncorp Group Ltd.	1,396,792	14,691
Westfield Corp.	2,065,329	14,272
* Origin Energy Ltd.	1,896,110	13,843
Aristocrat Leisure Ltd.	686,996	13,782
Goodman Group	1,900,553	12,931
Newcrest Mining Ltd.	815,079	12,919
Amcor Ltd.	1,253,550	12,918
Brambles Ltd.	1,712,320	12,670
AGL Energy Ltd.	708,546	11,548
Treasury Wine Estates Ltd.	783,622	11,193
QBE Insurance Group Ltd.	1,476,414	11,027
Telstra Corp. Ltd.	4,489,592	10,675
AMP Ltd.	3,171,623	9,601
ASX Ltd.	209,843	9,225
* Santos Ltd.	1,920,128	8,844
Cochlear Ltd.	60,368	8,785
LendLease Group	629,185	8,438
Oil Search Ltd.	1,432,773	8,429
James Hardie Industries plc	473,759	8,366
Stockland	2,606,452	8,102
Sonic Healthcare Ltd.	450,118	7,981
APA Group	1,272,570	7,967
Dexus	1,097,649	7,806
BlueScope Steel Ltd.	606,711	7,456
GPT Group	1,940,664	7,037
Aurizon Holdings Ltd.	2,077,956	6,993
Tabcorp Holdings Ltd.	2,047,356	6,732
Mirvac Group	4,005,114	6,721
Ramsay Health Care Ltd.	137,763	6,697
Computershare Ltd.	522,321	6,645
Caltex Australia Ltd.	283,027	6,582
Medibank Pvt Ltd.	2,958,621	6,502
Boral Ltd.	1,260,044	6,485
Sydney Airport	1,195,160	6,399
Vicinity Centres	3,482,435	6,376
Orica Ltd.	404,239	6,023
^ Fortescue Metals Group Ltd.	1,728,117	5,863
SEEK Ltd.	371,088	5,398
Alumina Ltd.	2,723,504	5,361
Incitec Pivot Ltd.	1,837,388	5,229
Challenger Ltd.	615,752	4,978
Bendigo & Adelaide Bank Ltd.	519,042	4,131
Coca-Cola Amatil Ltd.	564,081	3,937
Iluka Resources Ltd.	448,365	3,936
Crown Resorts Ltd.	378,311	3,672
Qantas Airways Ltd.	834,845	3,611

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CIMIC Group Ltd.	103,695	3,529
	Star Entertainment Grp Ltd.	888,955	3,518
	Macquarie Atlas Roads Group	710,782	3,437
	Healthscope Ltd.	1,867,413	3,402
	Link Administration Holdings Ltd.	531,828	3,309
	Downer EDI Ltd.	637,237	3,280
	REA Group Ltd.	53,794	3,257
	Orora Ltd.	1,287,788	3,230
^	Bank of Queensland Ltd.	425,440	3,205
	ALS Ltd.	540,619	3,155
	Ansell Ltd.	155,569	3,040
	Northern Star Resources Ltd.	627,404	2,994
	Metcash Ltd.	1,042,940	2,815
*	Xero Ltd.	98,370	2,798
	Evolution Mining Ltd.	1,118,922	2,675
	WorleyParsons Ltd.	214,623	2,616
	Flight Centre Travel Group Ltd.	61,946	2,595
	Whitehaven Coal Ltd.	732,605	2,526
	IOOF Holdings Ltd.	375,091	2,519
	carsales.com Ltd.	231,438	2,484
	DuluxGroup Ltd.	415,925	2,418
	Adelaide Brighton Ltd.	500,673	2,416
	AusNet Services	1,868,582	2,412
	Magellan Financial Group Ltd.	137,053	2,394
^	JB Hi-Fi Ltd.	120,450	2,322
	CSR Ltd.	548,829	2,316
^	Qube Holdings Ltd.	1,319,721	2,275
	OZ Minerals Ltd.	324,842	2,242
	Beach Energy Ltd.	1,886,497	2,225
	Charter Hall Group	490,309	2,170
^	Domino's Pizza Enterprises Ltd.	65,811	2,083
	nib holdings Ltd.	494,781	2,068
	Mineral Resources Ltd.	153,441	2,055
^	Independence Group NL	528,061	2,031
	Investa Office Fund	586,659	1,932
	Nufarm Ltd.	271,387	1,855
	BT Investment Management Ltd.	261,168	1,794
	Regis Resources Ltd.	505,927	1,785
	Costa Group Holdings Ltd.	324,009	1,766
	Reliance Worldwide Corp. Ltd.	495,133	1,757
	Altium Ltd.	115,551	1,755
	Cleanaway Waste Management Ltd.	1,454,630	1,727
	Steadfast Group Ltd.	837,251	1,724
	St. Barbara Ltd.	537,779	1,716
^	Corporate Travel Management Ltd.	90,167	1,679
	Sims Metal Management Ltd.	135,944	1,643
	GrainCorp Ltd. Class A	246,489	1,640
^	TPG Telecom Ltd.	378,025	1,586
^	Harvey Norman Holdings Ltd.	589,228	1,553
	Primary Health Care Ltd.	513,117	1,463
	Seven Group Holdings Ltd.	105,793	1,443
	Perpetual Ltd.	47,301	1,427
	Shopping Centres Australasia Property Group	790,631	1,412
	Washington H Soul Pattinson & Co. Ltd.	95,012	1,386
*	NEXTDC Ltd.	266,881	1,371
	Bapcor Ltd.	303,510	1,339
	Fairfax Media Ltd.	2,497,798	1,337
	Cromwell Property Group	1,590,726	1,295
^	Blackmores Ltd.	14,584	1,291
	BWP Trust	544,290	1,279
*	Lynas Corp. Ltd.	633,840	1,222
	Nine Entertainment Co. Holdings Ltd.	670,262	1,187
	InvoCare Ltd.	121,444	1,187
	Breville Group Ltd.	138,396	1,181

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Vocus Group Ltd.	624,676	1,148
2	MYOB Group Ltd.	468,153	1,141
	Monadelphous Group Ltd.	93,496	1,131
	Charter Hall Retail REIT	377,027	1,117
	IRESS Ltd.	140,636	1,103
*	Saracen Mineral Holdings Ltd.	781,104	1,098
	Premier Investments Ltd.	91,949	1,086
	ARB Corp. Ltd.	69,285	1,081
*	Bellamy's Australia Ltd.	79,266	1,074
	Platinum Asset Management Ltd.	249,403	1,058
	Sirtex Medical Ltd.	49,680	1,039
^	Bega Cheese Ltd.	193,250	1,030
	SpeedCast International Ltd.	228,939	1,017
^,*	Pilbara Minerals Ltd.	1,487,585	1,015
	Navitas Ltd.	310,132	993
	Sandfire Resources NL	165,542	980
^,*	Galaxy Resources Ltd.	424,748	963
^	Webjet Ltd.	116,883	963
^,*	Orocobre Ltd.	224,934	940
	Abacus Property Group	344,931	936
	Aveo Group	460,393	904
	Mantra Group Ltd.	304,028	903
	GUD Holdings Ltd.	92,508	879
	Pact Group Holdings Ltd.	205,914	877
^,*	Mayne Pharma Group Ltd.	1,712,689	873
^	Super Retail Group Ltd.	156,871	848
	IDP Education Ltd.	143,537	830
	Charter Hall Long Wale REIT	262,376	805
^	G8 Education Ltd.	470,097	799
	McMillan Shakespeare Ltd.	62,666	792
	Brickworks Ltd.	65,173	782
^	Appen Ltd.	108,453	780
	GWA Group Ltd.	268,761	776
^,*	Afterpay Touch Group Ltd.	172,997	770
	Elders Ltd.	128,965	765
	SmartGroup Corp. Ltd.	93,169	759
	Eclipx Group Ltd.	310,410	756
	Ausdrill Ltd.	355,886	744
	Southern Cross Media Group Ltd.	838,579	726
	APN Outdoor Group Ltd.	177,152	725
^	Ardent Leisure Group	509,671	722
	Viva Energy REIT	474,525	719
	Western Areas Ltd.	279,093	719
	Estia Health Ltd.	263,150	701
	National Storage REIT	575,263	691
^	Automotive Holdings Group Ltd.	272,519	690
	Growthpoint Properties Australia Ltd.	266,368	688
	Sigma Healthcare Ltd.	1,172,498	681
^,*	Syrah Resources Ltd.	275,505	660
	Bingo Industries Ltd.	330,765	655
^	WiseTech Global Ltd.	85,435	642
	Aventus Retail Property Fund Ltd.	396,742	641
	Domain Holdings Australia Ltd.	270,509	627
	oOh!media Ltd.	171,695	627
	Technology One Ltd.	161,074	598
^,*	Gold Road Resources Ltd.	973,353	580
^	Credit Corp. Group Ltd.	42,032	566
^	Inghams Group Ltd.	197,395	557
*	Emeco Holdings Ltd.	2,656,413	557
	Resolute Mining Ltd.	648,075	553
	RCR Tomlinson Ltd.	179,835	548
^	Tassal Group Ltd.	187,087	545
	Sims Metal Management Ltd. ADR	43,358	529
^,*	Kidman Resources Ltd.	358,540	527

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Select Harvests Ltd.	110,920	519
	Arena REIT	306,307	513
^	HT&E Ltd.	282,436	496
	GDI Property Group	524,798	493
	Tox Free Solutions Ltd.	190,453	493
	FlexiGroup Ltd.	315,051	487
^	Genworth Mortgage Insurance Australia Ltd.	278,496	485
	Folkestone Education Trust	224,778	483
^,*	Mesoblast Ltd.	430,253	473
	Collins Foods Ltd.	116,649	469
^,*	Nanosonics Ltd.	248,053	447
*	Dacian Gold Ltd.	207,316	442
	Ingenia Communities Group	219,915	441
	Rural Funds Group	274,678	439
	Gateway Lifestyle	289,780	432
*	Senex Energy Ltd.	1,356,082	421
	Australian Pharmaceutical Industries Ltd.	405,455	412
^	BWX Ltd.	108,067	410
^,*	Perseus Mining Ltd.	1,191,844	409
^	IPH Ltd.	148,888	408
^,*	Australian Agricultural Co. Ltd.	485,893	401
^,*	Clean TeQ Holdings Ltd.	581,710	400
	Centuria Industrial REIT	206,098	389
*	NRW Holdings Ltd.	400,114	384
	Asaleo Care Ltd.	390,085	379
	Regis Healthcare Ltd.	131,205	377
	Seven West Media Ltd.	891,866	371
^	Accent Group Ltd.	387,087	364
^	OFX Group Ltd.	263,077	356
	SG Fleet Group Ltd.	131,476	350
*	Westgold Resources Ltd.	311,270	345
	Greencross Ltd.	85,791	342
^	Japara Healthcare Ltd.	239,690	342
	Hotel Property Investments	145,043	335
^	SeaLink Travel Group Ltd.	111,841	331
*	Infigen Energy	633,664	328
*	Starpharma Holdings Ltd.	350,707	312
^	Myer Holdings Ltd.	1,052,017	304
	Cedar Woods Properties Ltd.	57,916	266
	Newcrest Mining Ltd. ADR	16,681	265
	MACA Ltd.	271,518	263
*	Cardno Ltd.	271,661	247
	Virtus Health Ltd.	56,162	238
	Reject Shop Ltd.	42,660	236
	WPP AUNZ Ltd.	292,686	202
^	Superloop Ltd.	141,860	201
^	Ainsworth Game Technology Ltd.	136,392	196
	Mount Gibson Iron Ltd.	620,315	194
^,*	Karoon Gas Australia Ltd.	195,153	185
^,*	Highfield Resources Ltd.	260,140	171
	Cabcharge Australia Ltd.	113,459	157
	ERM Power Ltd.	120,801	155
^	Retail Food Group Ltd.	217,968	151
*	Village Roadshow Ltd.	82,625	134
^	Blue Sky Alternative Investments Ltd.	57,411	133
^	Vita Group Ltd.	156,519	127
^,*	Liquefied Natural Gas Ltd.	416,316	125
*	Decmil Group Ltd.	118,524	111
^	iSentia Group Ltd.	176,511	106
*,3	Quintis Ltd.	377,075	84
*	Cash Converters International Ltd.	317,679	83
*	Spotless Group Holdings Ltd.	95,925	79
^,*,3	Beadell Resources Ltd.	1,237,291	75
	NZME Ltd.	118,232	69

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Thorn Group Ltd.	142,543	66
3	BGP Holdings plc	15,642,708	—
*,3	DSHE Holdings Ltd.	147,770	—
			1,256,218
China (0.0%)
	China Aerospace International Holdings Ltd.	1,029,189	110

Hong Kong (8.5%)
	AIA Group Ltd.	13,051,312	116,642
^	Hong Kong Exchanges & Clearing Ltd.	1,340,164	43,414
	CK Hutchison Holdings Ltd.	2,893,559	34,216
*	CK Asset Holdings Ltd.	2,907,498	25,100
	Sun Hung Kai Properties Ltd.	1,532,474	24,680
	Link REIT	2,338,798	20,671
	BOC Hong Kong Holdings Ltd.	3,865,759	19,984
	Galaxy Entertainment Group Ltd.	2,273,062	19,895
	Hang Seng Bank Ltd.	780,852	19,779
	Hong Kong & China Gas Co. Ltd.	8,780,611	18,347
	CLP Holdings Ltd.	1,766,360	18,342
	Sands China Ltd.	2,576,336	14,890
	Jardine Matheson Holdings Ltd.	222,952	13,501
	AAC Technologies Holdings Inc.	747,757	10,732
	Power Assets Holdings Ltd.	1,411,207	10,501
	Wharf Real Estate Investment Co. Ltd.	1,308,615	9,812
2	WH Group Ltd.	8,993,933	9,311
	China Mengniu Dairy Co. Ltd.	2,857,500	9,212
	Hongkong Land Holdings Ltd.	1,257,547	9,089
	New World Development Co. Ltd.	6,070,156	8,902
	MTR Corp. Ltd.	1,506,186	8,463
	Techtronic Industries Co. Ltd.	1,338,656	7,842
	Jardine Strategic Holdings Ltd.	193,951	7,340
	Henderson Land Development Co. Ltd.	1,151,687	7,302
	Wheelock & Co. Ltd.	874,668	6,489
	Samsonite International SA	1,365,497	6,159
	Wynn Macau Ltd.	1,582,429	5,848
	Bank of East Asia Ltd.	1,280,732	5,624
	Sino Land Co. Ltd.	3,234,443	5,583
	Swire Pacific Ltd. Class A	546,252	5,398
	CK Infrastructure Holdings Ltd.	667,313	5,267
	Want Want China Holdings Ltd.	5,869,220	5,186
	Hang Lung Properties Ltd.	2,159,841	5,111
	ASM Pacific Technology Ltd.	326,336	4,472
	Wharf Holdings Ltd.	1,313,615	4,370
^,*	Semiconductor Manufacturing International Corp.	3,159,921	4,064
	Swire Properties Ltd.	1,119,435	3,973
	Hysan Development Co. Ltd.	664,726	3,869
	Tingyi Cayman Islands Holding Corp.	1,995,900	3,783
	Minth Group Ltd.	748,783	3,555
	Li & Fung Ltd.	6,354,213	3,196
	Melco International Development Ltd.	854,274	3,163
	Xinyi Glass Holdings Ltd.	2,150,640	3,092
	Kerry Properties Ltd.	631,090	3,017
	NWS Holdings Ltd.	1,500,887	2,959
	PRADA SPA	566,104	2,872
	Hang Lung Group Ltd.	940,920	2,842
	Dairy Farm International Holdings Ltd.	322,301	2,707
	PCCW Ltd.	4,365,715	2,699
	Sun Art Retail Group Ltd.	2,381,231	2,676
	Shangri-La Asia Ltd.	1,198,928	2,333
	MGM China Holdings Ltd.	816,536	2,239
	Vitasoy International Holdings Ltd.	830,304	2,202
	Hopewell Holdings Ltd.	617,460	2,190
	Yue Yuen Industrial Holdings Ltd.	772,658	2,190
	SJM Holdings Ltd.	2,049,639	2,053

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	VTech Holdings Ltd.	166,550	2,028
	Orient Overseas International Ltd.	212,910	2,024
^,*	MMG Ltd.	2,404,286	1,784
	Swire Pacific Ltd. Class B	1,025,686	1,728
	Fortune REIT	1,445,833	1,712
*	Freeman FinTech Corp. Ltd.	11,516,762	1,708
	NagaCorp Ltd.	1,606,972	1,663
	Luk Fook Holdings International Ltd.	378,406	1,582
	Champion REIT	2,171,900	1,534
	Great Eagle Holdings Ltd.	299,733	1,514
	Xinyi Solar Holdings Ltd.	3,301,001	1,504
	IGG Inc.	976,628	1,469
	Haitong International Securities Group Ltd.	2,493,891	1,454
	Chow Tai Fook Jewellery Group Ltd.	1,109,218	1,430
	SITC International Holdings Co. Ltd.	1,245,586	1,327
	Nexteer Automotive Group Ltd.	853,211	1,313
	Johnson Electric Holdings Ltd.	370,019	1,288
2	BOC Aviation Ltd.	218,925	1,280
	First Pacific Co. Ltd.	2,481,939	1,271
^	Hongkong & Shanghai Hotels Ltd.	800,500	1,213
*	Pacific Basin Shipping Ltd.	4,495,236	1,195
	Man Wah Holdings Ltd.	1,615,052	1,194
	Uni-President China Holdings Ltd.	1,199,038	1,134
	Dah Sing Financial Holdings Ltd.	163,460	1,092
	HKBN Ltd.	762,157	1,067
	Shui On Land Ltd.	3,897,066	1,049
	Television Broadcasts Ltd.	330,047	1,047
	Guotai Junan International Holdings Ltd.	3,342,336	999
	Cathay Pacific Airways Ltd.	617,864	992
	China Travel International Investment Hong Kong Ltd.	2,656,268	990
	Shougang Fushan Resources Group Ltd.	3,881,281	951
^	Value Partners Group Ltd.	994,665	941
^	China Goldjoy Group Ltd.	14,099,407	925
	Towngas China Co. Ltd.	1,037,140	924
	Kerry Logistics Network Ltd.	598,111	913
	L'Occitane International SA	490,623	911
	Dah Sing Banking Group Ltd.	374,756	890
	Lifestyle International Holdings Ltd.	454,907	850
	Cafe de Coral Holdings Ltd.	338,447	831
	Yuexiu REIT	1,240,354	828
	Shun Tak Holdings Ltd.	1,997,370	822
	K Wah International Holdings Ltd.	1,328,843	816
^	Chinese Estates Holdings Ltd.	520,500	774
	Giordano International Ltd.	1,260,590	770
	Mandarin Oriental International Ltd.	312,493	747
	Sunlight REIT	1,092,089	739
	Gemdale Properties & Investment Corp. Ltd.	5,945,080	674
*	Esprit Holdings Ltd.	1,862,997	644
	SA Sa International Holdings Ltd.	1,030,953	640
	Huabao International Holdings Ltd.	963,071	613
	Far East Consortium International Ltd.	1,005,493	574
	FIH Mobile Ltd.	3,279,581	562
	Goodbaby International Holdings Ltd.	866,975	550
	Chow Sang Sang Holdings International Ltd.	249,922	548
^,*	We Solutions Ltd.	2,612,000	535
	Pacific Textiles Holdings Ltd.	580,697	531
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,410,301	518
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	300,500	516
	Lai Sun Development Co. Ltd.	326,137	504
	Road King Infrastructure Ltd.	264,814	502
^,*	United Laboratories International Holdings Ltd.	461,873	501
^,*	KuangChi Science Ltd.	2,188,600	497
	Prosperity REIT	1,175,661	485
	CP Pokphand Co. Ltd.	5,304,204	478

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Microport Scientific Corp.	404,219	471
^,*	China Harmony New Energy Auto Holding Ltd.	826,615	465
	HKR International Ltd.	753,630	459
	Stella International Holdings Ltd.	386,715	456
	Sun Hung Kai & Co. Ltd.	711,182	439
^,*	Panda Green Energy Group Ltd.	4,086,273	436
^	HC International Inc.	634,107	427
	SmarTone Telecommunications Holdings Ltd.	396,235	419
^,*,2	FIT Hon Teng Ltd.	1,084,000	416
*	China Baoli Technologies Holdings Ltd.	36,375,000	405
	CITIC Telecom International Holdings Ltd.	1,316,470	388
^	Truly International Holdings Ltd.	1,677,603	381
^,*,2	IMAX China Holding Inc.	114,175	379
	Canvest Environmental Protection Group Co. Ltd.	663,675	368
^	Pou Sheng International Holdings Ltd.	2,074,253	346
3	Town Health International Medical Group Ltd.	3,921,659	345
	Dynam Japan Holdings Co. Ltd.	251,944	341
^,*	GCL New Energy Holdings Ltd.	6,003,422	333
	Emperor Capital Group Ltd.	4,205,145	324
*	Global Brands Group Holding Ltd.	6,517,747	321
	Chong Hing Bank Ltd.	154,236	312
	Lee's Pharmaceutical Holdings Ltd.	236,812	306
	United Energy Group Ltd.	3,568,000	299
	Nan Hai Corp. Ltd.	11,392,146	295
	Texwinca Holdings Ltd.	585,037	294
	Liu Chong Hing Investment Ltd.	175,145	282
	Spring REIT	666,427	277
*	NewOcean Energy Holdings Ltd.	1,179,858	275
	Emperor Watch & Jewellery Ltd.	3,974,532	272
^,2	Regina Miracle International Holdings Ltd.	315,395	271
*	Macau Legend Development Ltd.	1,665,954	264
	Singamas Container Holdings Ltd.	1,619,323	258
*	COFCO Meat Holdings Ltd.	1,633,007	253
^,*	Honghua Group Ltd.	2,559,517	252
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	246
^,*	China LNG Group Ltd.	1,674,344	234
*	China Oceanwide Holdings Ltd.	4,275,081	233
*,3	Convoy Global Holdings Ltd.	10,860,141	231
^	China Silver Group Ltd.	1,202,976	221
^,*	Digital Domain Holdings Ltd.	10,358,031	217
^,*	New Provenance Everlasting Holdings Ltd.	14,420,768	204
*	Future World Financial Holdings Ltd.	8,285,507	197
*	Lifestyle China Group Ltd.	433,899	191
*	China Financial International Investments Ltd.	6,670,113	189
	Inspur International Ltd.	522,000	177
*	Parkson Retail Group Ltd.	1,415,650	174
*	G-Resources Group Ltd.	20,033,198	165
^	EVA Precision Industrial Holdings Ltd.	1,043,049	163
	Ju Teng International Holdings Ltd.	818,334	159
*	Hong Kong Television Network Ltd.	413,142	149
*	China Strategic Holdings Ltd.	13,420,800	143
*	Sunshine Oilsands Ltd.	4,781,606	133
2	CGN New Energy Holdings Co. Ltd.	962,897	130
^,*	Anton Oilfield Services Group	906,022	127
*	China LotSynergy Holdings Ltd.	6,646,914	119
	Shenwan Hongyuan HK Ltd.	378,136	117
*	BOE Varitronix Ltd.	240,699	116
*	New World Department Store China Ltd.	482,000	111
*	CST Group Ltd.	24,009,916	107
	New Sports Group Ltd.	1,029,397	103
^,*	Technovator International Ltd.	409,938	101
^,*	Summit Ascent Holdings Ltd.	774,173	93
^,*	Sino Oil And Gas Holdings Ltd.	12,760,097	84
	Yip's Chemical Holdings Ltd.	238,801	84

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Xinchen China Power Holdings Ltd.	744,362	82
^,*	Good Resources Holdings Ltd.	2,247,470	77
*	China Medical & HealthCare Group Ltd.	2,043,039	76
^,*	Qianhai Health Holdings Ltd.	6,485,080	72
	TPV Technology Ltd.	526,218	65
*,3	Brightoil Petroleum Holdings Ltd.	2,476,222	63
*	China Ocean Industry Group Ltd.	8,769,318	53
*	Mei Ah Entertainment Group Ltd.	1,385,022	48
	Henderson Investment Ltd.	518,863	44
*	Silver Base Group Holdings Ltd.	532,160	42
*	Yanchang Petroleum International Ltd.	2,050,000	28
*	Sincere Watch Hong Kong Ltd.	1,620,000	24
*	Vision Fame International Holding Ltd.	482,977	14
			691,472
Japan (58.4%)
	Toyota Motor Corp.	2,795,170	183,286
	Mitsubishi UFJ Financial Group Inc.	13,887,172	93,063
	SoftBank Group Corp.	920,085	70,303
	Honda Motor Co. Ltd.	1,899,986	65,333
	Sony Corp.	1,363,339	63,676
	Sumitomo Mitsui Financial Group Inc.	1,441,988	60,100
	Keyence Corp.	97,233	59,291
	KDDI Corp.	1,943,466	52,170
	Mizuho Financial Group Inc.	27,422,970	49,615
	Nintendo Co. Ltd.	116,095	48,780
	FANUC Corp.	209,468	44,870
	Shin-Etsu Chemical Co. Ltd.	439,850	44,139
	Nidec Corp.	252,933	39,569
	Central Japan Railway Co.	195,652	39,206
	East Japan Railway Co.	401,945	38,614
	Mitsubishi Corp.	1,388,321	38,284
	Canon Inc.	1,109,511	38,166
	Kao Corp.	519,825	37,368
	Seven & i Holdings Co. Ltd.	832,349	36,674
	Hitachi Ltd.	4,991,644	36,432
	Tokio Marine Holdings Inc.	754,024	35,588
	NTT DOCOMO Inc.	1,356,229	35,037
	Japan Tobacco Inc.	1,290,669	34,695
	Takeda Pharmaceutical Co. Ltd.	823,624	34,683
	Panasonic Corp.	2,301,135	34,073
	Nippon Telegraph & Telephone Corp.	713,343	33,852
	Komatsu Ltd.	986,237	33,620
	Daikin Industries Ltd.	285,873	33,394
	Mitsubishi Electric Corp.	2,133,214	32,703
	Mitsui & Co. Ltd.	1,810,757	32,636
	Tokyo Electron Ltd.	167,884	32,243
	Astellas Pharma Inc.	2,178,701	31,866
	ITOCHU Corp.	1,524,992	30,497
	Recruit Holdings Co. Ltd.	1,291,112	29,769
	Bridgestone Corp.	664,828	27,792
	Denso Corp.	527,003	27,713
	Shiseido Co. Ltd.	418,838	27,175
	Mitsui Fudosan Co. Ltd.	1,020,560	26,142
	Murata Manufacturing Co. Ltd.	204,493	25,816
	Daiwa House Industry Co. Ltd.	700,770	25,621
	Kirin Holdings Co. Ltd.	903,801	25,369
	Fast Retailing Co. Ltd.	55,480	24,357
	Dai-ichi Life Holdings Inc.	1,226,795	24,355
	ORIX Corp.	1,385,111	24,293
	Suzuki Motor Corp.	444,147	23,872
	SMC Corp.	62,629	23,799
	Daiichi Sankyo Co. Ltd.	691,249	23,658
	Otsuka Holdings Co. Ltd.	451,321	23,596
	Mitsubishi Estate Co. Ltd.	1,275,159	23,300

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
JXTG Holdings Inc.	3,435,759	22,397
Subaru Corp.	662,048	22,223
Nissan Motor Co. Ltd.	2,084,030	21,925
Sumitomo Corp.	1,210,901	21,736
Kyocera Corp.	336,292	21,487
Hoya Corp.	397,546	21,239
Asahi Group Holdings Ltd.	410,941	20,788
Oriental Land Co. Ltd.	204,690	20,398
Nomura Holdings Inc.	3,535,814	20,365
Kubota Corp.	1,202,805	20,280
Eisai Co. Ltd.	284,634	19,090
Terumo Corp.	330,966	18,726
Sumitomo Realty & Development Co. Ltd.	470,520	18,691
Asahi Kasei Corp.	1,340,416	18,431
Nippon Steel & Sumitomo Metal Corp.	841,189	18,289
MS&AD Insurance Group Holdings Inc.	539,368	18,175
Japan Post Holdings Co. Ltd.	1,430,720	17,385
Sumitomo Mitsui Trust Holdings Inc.	402,836	17,083
* Toshiba Corp.	6,329,582	16,964
FUJIFILM Holdings Corp.	411,487	16,548
Sompo Holdings Inc.	379,920	15,907
Shionogi & Co. Ltd.	306,807	15,767
Secom Co. Ltd.	209,397	15,710
Toray Industries Inc.	1,634,178	15,254
Aeon Co. Ltd.	750,738	15,001
West Japan Railway Co.	197,980	13,993
Sysmex Corp.	155,111	13,702
Nitori Holdings Co. Ltd.	79,537	13,413
Resona Holdings Inc.	2,348,724	13,346
Mitsubishi Chemical Holdings Corp.	1,392,246	13,170
Daito Trust Construction Co. Ltd.	76,322	12,735
Marubeni Corp.	1,693,543	12,718
Fujitsu Ltd.	2,096,827	12,712
Inpex Corp.	986,732	12,614
Sumitomo Electric Industries Ltd.	811,803	12,428
Nitto Denko Corp.	165,847	12,330
Chugai Pharmaceutical Co. Ltd.	233,346	12,307
Mitsubishi Heavy Industries Ltd.	309,439	12,233
Taisei Corp.	226,590	12,224
Tokyo Gas Co. Ltd.	450,834	12,098
Chubu Electric Power Co. Inc.	751,002	11,774
Makita Corp.	262,415	11,757
MEIJI Holdings Co. Ltd.	145,399	11,661
Unicharm Corp.	411,334	11,564
Sekisui House Ltd.	625,525	11,465
Omron Corp.	211,689	11,425
JFE Holdings Inc.	553,104	11,351
Olympus Corp.	303,280	11,309
Dentsu Inc.	237,773	11,264
Shimano Inc.	84,233	11,200
TDK Corp.	128,827	11,103
Ono Pharmaceutical Co. Ltd.	476,801	11,021
Kansai Electric Power Co. Inc.	784,316	10,974
Sumitomo Metal Mining Co. Ltd.	256,963	10,962
Japan Exchange Group Inc.	580,784	10,756
Daiwa Securities Group Inc.	1,701,476	10,438
T&D Holdings Inc.	606,955	10,309
Toyota Industries Corp.	173,172	10,212
Aisin Seiki Co. Ltd.	187,252	10,144
Ajinomoto Co. Inc.	545,734	9,999
Yamato Holdings Co. Ltd.	383,400	9,857
Yaskawa Electric Corp.	238,020	9,663
Yamaha Motor Co. Ltd.	299,044	9,562
Kajima Corp.	987,085	9,510

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Hankyu Hanshin Holdings Inc.	239,435	9,419
	Sumitomo Chemical Co. Ltd.	1,629,230	9,322
	Yakult Honsha Co. Ltd.	129,537	9,228
	Osaka Gas Co. Ltd.	423,465	9,119
	MINEBEA MITSUMI Inc.	451,399	9,028
	Isuzu Motors Ltd.	587,154	8,962
	Tokyu Corp.	533,201	8,950
	Rohm Co. Ltd.	95,519	8,851
	TOTO Ltd.	155,266	8,800
	Ryohin Keikaku Co. Ltd.	25,590	8,753
	Toyota Tsusho Corp.	239,707	8,595
	FamilyMart UNY Holdings Co. Ltd.	88,133	8,578
	Mazda Motor Corp.	616,732	8,575
	Yamaha Corp.	175,961	8,491
	Asahi Glass Co. Ltd.	201,524	8,363
	Obayashi Corp.	722,829	8,324
	Koito Manufacturing Co. Ltd.	123,721	8,280
	Kikkoman Corp.	190,099	8,238
	M3 Inc.	216,994	8,178
	MISUMI Group Inc.	295,611	8,158
*	Tokyo Electric Power Co. Holdings Inc.	1,691,307	8,040
	Shimadzu Corp.	290,840	7,894
*	Renesas Electronics Corp.	751,869	7,843
	Kintetsu Group Holdings Co. Ltd.	192,854	7,836
	NEC Corp.	272,459	7,468
	Trend Micro Inc.	123,722	7,397
	Concordia Financial Group Ltd.	1,271,333	7,391
	NTT Data Corp.	674,057	7,264
	Ricoh Co. Ltd.	728,904	7,122
	Bandai Namco Holdings Inc.	209,043	7,074
	Odakyu Electric Railway Co. Ltd.	326,756	7,033
	Tobu Railway Co. Ltd.	218,799	6,967
	Sekisui Chemical Co. Ltd.	389,160	6,884
	Dai Nippon Printing Co. Ltd.	319,580	6,881
	Don Quijote Holdings Co. Ltd.	126,152	6,792
	Nissan Chemical Industries Ltd.	152,742	6,791
	Nippon Paint Holdings Co. Ltd.	166,279	6,787
	Oji Holdings Corp.	953,409	6,707
	Suntory Beverage & Food Ltd.	135,314	6,659
	NSK Ltd.	490,910	6,569
	Nikon Corp.	375,204	6,529
	Tohoku Electric Power Co. Inc.	505,340	6,526
	Santen Pharmaceutical Co. Ltd.	388,207	6,520
	Kuraray Co. Ltd.	382,167	6,365
*	Nexon Co. Ltd.	437,314	6,364
	LIXIL Group Corp.	279,102	6,251
	SUMCO Corp.	252,852	6,176
	Kyushu Electric Power Co. Inc.	496,978	6,158
	Idemitsu Kosan Co. Ltd.	156,308	6,106
	Japan Post Bank Co. Ltd.	446,703	6,068
	Rakuten Inc.	853,365	6,065
	Shimizu Corp.	610,448	6,040
	Obic Co. Ltd.	71,988	6,030
	Hisamitsu Pharmaceutical Co. Inc.	77,503	6,024
	Nisshin Seifun Group Inc.	274,405	5,996
	Nippon Express Co. Ltd.	78,551	5,935
	Kyowa Hakko Kirin Co. Ltd.	271,402	5,873
	Lion Corp.	270,021	5,817
	Kose Corp.	31,266	5,778
	SBI Holdings Inc.	228,972	5,774
^	Yahoo Japan Corp.	1,399,788	5,753
	Stanley Electric Co. Ltd.	159,049	5,748
	JGC Corp.	234,014	5,735
	Nomura Research Institute Ltd.	111,313	5,733

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
CyberAgent Inc.	103,953	5,710
Yokogawa Electric Corp.	259,164	5,707
Shizuoka Bank Ltd.	559,399	5,673
Tsuruha Holdings Inc.	39,331	5,646
Keio Corp.	123,625	5,644
Chiba Bank Ltd.	698,066	5,632
Mitsui Chemicals Inc.	196,288	5,627
Seiko Epson Corp.	294,913	5,543
Start Today Co. Ltd.	191,968	5,543
Daifuku Co. Ltd.	103,464	5,531
Kyushu Railway Co.	172,470	5,520
Kobayashi Pharmaceutical Co. Ltd.	65,214	5,503
Nissin Foods Holdings Co. Ltd.	74,225	5,466
Pigeon Corp.	116,295	5,451
Tosoh Corp.	307,873	5,446
Coca-Cola Bottlers Japan Holdings Inc.	126,399	5,436
Hamamatsu Photonics KK	140,839	5,428
Brother Industries Ltd.	252,057	5,407
Disco Corp.	30,071	5,271
NGK Insulators Ltd.	285,905	5,245
Hoshizaki Corp.	56,456	5,241
NGK Spark Plug Co. Ltd.	204,087	5,234
Kawasaki Heavy Industries Ltd.	155,455	5,197
Hirose Electric Co. Ltd.	36,611	5,152
Nagoya Railroad Co. Ltd.	195,550	5,122
Aozora Bank Ltd.	125,721	5,072
Konami Holdings Corp.	102,706	5,044
Otsuka Corp.	108,374	5,022
Mitsubishi Motors Corp.	673,491	5,012
Japan Airlines Co. Ltd.	126,540	4,994
Keikyu Corp.	270,104	4,949
Taiheiyo Cement Corp.	129,636	4,895
NH Foods Ltd.	111,760	4,882
Keisei Electric Railway Co. Ltd.	149,952	4,882
USS Co. Ltd.	230,657	4,844
Electric Power Development Co. Ltd.	176,708	4,806
ANA Holdings Inc.	121,168	4,796
Advantest Corp.	201,349	4,789
Fuji Electric Co. Ltd.	667,001	4,757
Toppan Printing Co. Ltd.	565,430	4,728
Taisho Pharmaceutical Holdings Co. Ltd.	49,210	4,707
Mitsubishi Gas Chemical Co. Inc.	199,790	4,682
Haseko Corp.	297,091	4,673
Kansai Paint Co. Ltd.	207,886	4,671
Marui Group Co. Ltd.	223,458	4,638
Sumitomo Heavy Industries Ltd.	121,203	4,631
IHI Corp.	141,665	4,630
Bank of Kyoto Ltd.	76,435	4,595
^ Sharp Corp.	156,008	4,558
Showa Denko KK	136,959	4,557
Sojitz Corp.	1,374,265	4,524
Nabtesco Corp.	125,121	4,512
Mitsubishi Tanabe Pharma Corp.	236,702	4,496
Alps Electric Co. Ltd.	201,920	4,460
Tokyu Fudosan Holdings Corp.	549,258	4,322
Persol Holdings Co. Ltd.	181,411	4,312
Isetan Mitsukoshi Holdings Ltd.	385,813	4,292
Alfresa Holdings Corp.	194,200	4,285
J Front Retailing Co. Ltd.	263,838	4,275
THK Co. Ltd.	122,599	4,273
Fukuoka Financial Group Inc.	792,623	4,244
Mebuki Financial Group Inc.	1,088,570	4,225
Konica Minolta Inc.	489,341	4,200
Amada Holdings Co. Ltd.	348,269	4,181

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Hitachi Construction Machinery Co. Ltd.	114,137	4,148
Toho Co. Ltd. (Tokyo Shares)	122,999	4,103
Hulic Co. Ltd.	381,138	4,101
Ebara Corp.	107,330	4,100
^ Yamada Denki Co. Ltd.	781,273	4,086
Mitsubishi Materials Corp.	134,168	4,084
Nippon Shinyaku Co. Ltd.	54,360	4,047
JTEKT Corp.	245,910	3,979
Rinnai Corp.	39,836	3,966
Hikari Tsushin Inc.	24,395	3,955
Chugoku Electric Power Co. Inc.	312,967	3,915
Nihon M&A Center Inc.	133,812	3,906
Seibu Holdings Inc.	231,504	3,903
Toyo Suisan Kaisha Ltd.	98,175	3,865
Kurita Water Industries Ltd.	118,064	3,823
Matsumotokiyoshi Holdings Co. Ltd.	85,134	3,792
JSR Corp.	200,468	3,776
Asahi Intecc Co. Ltd.	107,176	3,738
Nippon Yusen KK	173,159	3,683
Daicel Corp.	317,879	3,668
Suzuken Co. Ltd.	84,393	3,629
* PeptiDream Inc.	89,630	3,621
Asics Corp.	191,505	3,619
MediPal Holdings Corp.	168,051	3,605
Sundrug Co. Ltd.	69,993	3,601
Teijin Ltd.	189,106	3,555
Hakuhodo DY Holdings Inc.	253,243	3,543
Sohgo Security Services Co. Ltd.	71,689	3,540
Pola Orbis Holdings Inc.	80,552	3,514
Casio Computer Co. Ltd.	235,460	3,507
Hino Motors Ltd.	287,256	3,505
SCREEN Holdings Co. Ltd.	42,717	3,494
Sega Sammy Holdings Inc.	212,567	3,492
Mitsui OSK Lines Ltd.	117,665	3,485
Sony Financial Holdings Inc.	190,310	3,472
Sumitomo Rubber Industries Ltd.	194,345	3,471
Square Enix Holdings Co. Ltd.	83,554	3,463
Lawson Inc.	52,271	3,453
Keihan Holdings Co. Ltd.	106,943	3,453
Denka Co. Ltd.	96,971	3,452
TIS Inc.	87,025	3,452
Ube Industries Ltd.	112,900	3,439
Tokyo Tatemono Co. Ltd.	218,439	3,327
Nichirei Corp.	114,801	3,326
Kobe Steel Ltd.	319,006	3,281
Furukawa Electric Co. Ltd.	66,373	3,262
Azbil Corp.	69,598	3,239
Sumitomo Dainippon Pharma Co. Ltd.	177,762	3,233
Hitachi High-Technologies Corp.	68,981	3,217
Nomura Real Estate Holdings Inc.	129,320	3,200
Park24 Co. Ltd.	112,812	3,196
Miura Co. Ltd.	104,643	3,178
Nankai Electric Railway Co. Ltd.	119,490	3,177
Nifco Inc.	90,410	3,174
COMSYS Holdings Corp.	113,914	3,169
Tokyo Century Corp.	50,783	3,161
Kaneka Corp.	319,650	3,159
Air Water Inc.	162,769	3,144
Yamaguchi Financial Group Inc.	246,804	3,083
Credit Saison Co. Ltd.	171,625	3,074
Kagome Co. Ltd.	85,034	3,066
Horiba Ltd.	41,820	3,038
Skylark Co. Ltd.	204,208	3,004
Rohto Pharmaceutical Co. Ltd.	102,947	2,997

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Yamazaki Baking Co. Ltd.	136,741	2,994
Mitsubishi UFJ Lease & Finance Co. Ltd.	467,819	2,974
DIC Corp.	87,219	2,960
Ezaki Glico Co. Ltd.	54,858	2,955
Seino Holdings Co. Ltd.	157,710	2,954
Iida Group Holdings Co. Ltd.	151,238	2,948
Toho Gas Co. Ltd.	96,582	2,937
Showa Shell Sekiyu KK	205,427	2,901
AEON Financial Service Co. Ltd.	123,631	2,896
Izumi Co. Ltd.	43,815	2,893
Oracle Corp. Japan	35,217	2,893
House Foods Group Inc.	79,554	2,802
Kewpie Corp.	120,074	2,798
Ulvac Inc.	52,075	2,786
Welcia Holdings Co. Ltd.	54,182	2,783
Calbee Inc.	82,350	2,773
Kakaku.com Inc.	145,269	2,769
Shimamura Co. Ltd.	23,751	2,764
Sanwa Holdings Corp.	215,174	2,763
Takashimaya Co. Ltd.	321,114	2,758
Shinsei Bank Ltd.	176,973	2,755
Benesse Holdings Inc.	75,618	2,754
Mabuchi Motor Co. Ltd.	54,561	2,741
Gunma Bank Ltd.	459,972	2,684
Tokai Carbon Co. Ltd.	213,686	2,674
Toyo Seikan Group Holdings Ltd.	169,831	2,672
Bic Camera Inc.	161,593	2,648
K's Holdings Corp.	182,060	2,626
Yokohama Rubber Co. Ltd.	111,212	2,619
Aeon Mall Co. Ltd.	127,501	2,578
Tsumura & Co.	70,865	2,571
Sankyu Inc.	52,568	2,555
Kyowa Exeo Corp.	97,484	2,535
Suruga Bank Ltd.	187,083	2,534
Nippon Electric Glass Co. Ltd.	87,564	2,523
Kinden Corp.	142,921	2,493
Relo Group Inc.	110,116	2,474
Kamigumi Co. Ltd.	109,685	2,469
Ito En Ltd.	61,634	2,457
NOK Corp.	120,129	2,457
Mitsui Mining & Smelting Co. Ltd.	57,945	2,449
Sotetsu Holdings Inc.	84,638	2,425
Nippon Shokubai Co. Ltd.	35,552	2,416
Seven Bank Ltd.	715,572	2,403
Hitachi Metals Ltd.	209,286	2,392
Hiroshima Bank Ltd.	313,926	2,389
Sumitomo Forestry Co. Ltd.	144,086	2,388
Penta-Ocean Construction Co. Ltd.	302,675	2,385
Hachijuni Bank Ltd.	447,106	2,361
Hitachi Chemical Co. Ltd.	105,703	2,318
Iyo Bank Ltd.	292,325	2,310
Zensho Holdings Co. Ltd.	98,670	2,296
NOF Corp.	76,872	2,294
Nishi-Nippon Railroad Co. Ltd.	82,447	2,289
Nihon Kohden Corp.	79,751	2,279
Cosmo Energy Holdings Co. Ltd.	69,101	2,276
Sugi Holdings Co. Ltd.	39,031	2,272
Daiichikosho Co. Ltd.	43,307	2,272
Takara Holdings Inc.	188,179	2,270
Maruichi Steel Tube Ltd.	66,427	2,267
Taiyo Nippon Sanso Corp.	152,732	2,264
Zenkoku Hosho Co. Ltd.	54,665	2,256
TS Tech Co. Ltd.	55,561	2,248
Kaken Pharmaceutical Co. Ltd.	37,839	2,238

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
DeNA Co. Ltd.	117,335	2,236
Japan Steel Works Ltd.	67,681	2,217
Nippon Kayaku Co. Ltd.	176,718	2,211
MonotaRO Co. Ltd.	63,229	2,204
Miraca Holdings Inc.	56,542	2,201
Topcon Corp.	110,814	2,199
Leopalace21 Corp.	253,276	2,197
Morinaga & Co. Ltd.	44,810	2,182
GS Yuasa Corp.	405,193	2,181
Cosmos Pharmaceutical Corp.	9,659	2,172
Itochu Techno-Solutions Corp.	105,014	2,171
Chugoku Bank Ltd.	186,701	2,168
Tokuyama Corp.	72,582	2,162
Citizen Watch Co. Ltd.	288,981	2,153
Shima Seiki Manufacturing Ltd.	33,868	2,147
Aica Kogyo Co. Ltd.	56,855	2,138
Taiyo Yuden Co. Ltd.	120,381	2,135
Shikoku Electric Power Co. Inc.	164,325	2,095
TechnoPro Holdings Inc.	35,941	2,091
^,* Kawasaki Kisen Kaisha Ltd.	90,314	2,089
Nippon Gas Co. Ltd.	42,517	2,087
Toda Corp.	251,920	2,077
Japan Airport Terminal Co. Ltd.	50,683	2,076
NTN Corp.	467,617	2,057
Japan Lifeline Co. Ltd.	70,208	2,057
Glory Ltd.	59,543	2,047
Daido Steel Co. Ltd.	37,845	2,044
DMG Mori Co. Ltd.	108,724	2,031
Nisshinbo Holdings Inc.	144,111	2,031
Hokuhoku Financial Group Inc.	137,205	2,030
Kyushu Financial Group Inc.	412,591	2,024
Nagase & Co. Ltd.	118,185	2,018
Toyoda Gosei Co. Ltd.	79,859	2,016
SG Holdings Co. Ltd.	90,300	2,011
Ain Holdings Inc.	30,107	2,005
Zeon Corp.	154,514	1,995
Nishi-Nippon Financial Holdings Inc.	165,742	1,990
Kyudenko Corp.	42,518	1,987
Fujikura Ltd.	288,222	1,969
Sapporo Holdings Ltd.	68,108	1,949
SCSK Corp.	45,405	1,943
SHO-BOND Holdings Co. Ltd.	25,693	1,942
Nippon Paper Industries Co. Ltd.	101,209	1,938
Capcom Co. Ltd.	101,168	1,934
Sankyo Co. Ltd.	55,078	1,931
ADEKA Corp.	108,338	1,924
Anritsu Corp.	146,553	1,917
NHK Spring Co. Ltd.	172,841	1,910
ABC-Mart Inc.	28,966	1,909
77 Bank Ltd.	77,070	1,904
OKUMA Corp.	33,240	1,899
Wacoal Holdings Corp.	62,667	1,897
Ibiden Co. Ltd.	114,779	1,895
Tadano Ltd.	122,766	1,889
Rengo Co. Ltd.	219,126	1,884
Aoyama Trading Co. Ltd.	48,382	1,863
Amano Corp.	74,880	1,856
Morinaga Milk Industry Co. Ltd.	42,213	1,854
* Hokuriku Electric Power Co.	181,242	1,849
GMO Payment Gateway Inc.	18,623	1,843
Acom Co. Ltd.	405,726	1,837
Open House Co. Ltd.	32,862	1,829
OSG Corp.	82,197	1,819
Toyobo Co. Ltd.	93,392	1,819

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Toyo Tire & Rubber Co. Ltd.	106,630	1,815
Nipro Corp.	125,648	1,808
Ushio Inc.	128,137	1,806
Dowa Holdings Co. Ltd.	47,729	1,794
Sumitomo Osaka Cement Co. Ltd.	390,261	1,787
PALTAC Corp.	35,152	1,759
Fuji Seal International Inc.	46,703	1,743
Tokai Tokyo Financial Holdings Inc.	239,834	1,737
Japan Post Insurance Co. Ltd.	70,528	1,733
H2O Retailing Corp.	91,600	1,724
Maeda Corp.	139,177	1,718
Ariake Japan Co. Ltd.	20,017	1,717
Nippon Light Metal Holdings Co. Ltd.	641,446	1,715
Sawai Pharmaceutical Co. Ltd.	39,648	1,713
Mitsubishi Logistics Corp.	74,100	1,709
Hanwa Co. Ltd.	38,429	1,679
Shochiku Co. Ltd.	11,356	1,668
Nihon Parkerizing Co. Ltd.	104,751	1,658
Chiyoda Corp.	160,808	1,651
Kokuyo Co. Ltd.	91,107	1,646
Sumitomo Bakelite Co. Ltd.	182,252	1,644
Okumura Corp.	39,385	1,630
Tsubakimoto Chain Co.	186,220	1,614
Ship Healthcare Holdings Inc.	45,905	1,594
^ Colowide Co. Ltd.	62,337	1,586
Fancl Corp.	40,234	1,579
FP Corp.	25,493	1,577
Toagosei Co. Ltd.	133,414	1,574
Fuji Oil Holdings Inc.	49,090	1,574
Lintec Corp.	54,267	1,570
Iwatani Corp.	42,511	1,569
Meitec Corp.	28,481	1,562
Nichias Corp.	122,479	1,551
Hazama Ando Corp.	191,259	1,537
San-In Godo Bank Ltd.	162,998	1,532
Tokyo Ohka Kogyo Co. Ltd.	43,616	1,532
Nikkon Holdings Co. Ltd.	57,353	1,526
Tokyo Seimitsu Co. Ltd.	40,121	1,524
* LINE Corp.	41,910	1,516
Nippon Suisan Kaisha Ltd.	279,275	1,514
Jafco Co. Ltd.	34,455	1,511
NET One Systems Co. Ltd.	93,512	1,505
Daishi Bank Ltd.	33,549	1,504
Fuji Corp.	83,636	1,501
cocokara fine Inc.	20,715	1,498
Nishimatsu Construction Co. Ltd.	54,141	1,488
Shimachu Co. Ltd.	45,988	1,485
Pilot Corp.	26,984	1,473
Fukuyama Transporting Co. Ltd.	34,845	1,454
Outsourcing Inc.	86,530	1,451
Fuyo General Lease Co. Ltd.	21,411	1,450
Resorttrust Inc.	69,694	1,443
Nihon Unisys Ltd.	69,399	1,440
Maeda Road Construction Co. Ltd.	65,729	1,418
Kenedix Inc.	244,808	1,414
Kureha Corp.	20,726	1,407
Mandom Corp.	38,827	1,400
NTT Urban Development Corp.	118,797	1,400
Topre Corp.	44,212	1,388
Kanematsu Corp.	90,814	1,387
Awa Bank Ltd.	211,116	1,378
Toyota Boshoku Corp.	65,526	1,376
Sangetsu Corp.	66,605	1,375
Megmilk Snow Brand Co. Ltd.	45,506	1,370

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Shiga Bank Ltd.	269,821	1,367
	Toho Holdings Co. Ltd.	55,860	1,363
	Iriso Electronics Co. Ltd.	21,507	1,362
	Toyo Ink SC Holdings Co. Ltd.	219,111	1,354
*	Mitsui E&S Holdings Co. Ltd.	78,457	1,345
	Lasertec Corp.	40,123	1,326
	Takasago Thermal Engineering Co. Ltd.	69,698	1,321
	Nippo Corp.	57,463	1,318
	Hokkaido Electric Power Co. Inc.	197,970	1,314
	Sakata Seed Corp.	35,750	1,309
	Daiseki Co. Ltd.	41,920	1,305
	Kandenko Co. Ltd.	110,114	1,304
	Kumagai Gumi Co. Ltd.	38,037	1,294
	Yoshinoya Holdings Co. Ltd.	69,302	1,287
	Yaoko Co. Ltd.	23,101	1,281
	Itoham Yonekyu Holdings Inc.	140,536	1,276
	Nichiha Corp.	31,868	1,264
	Maruha Nichiro Corp.	37,532	1,263
	Hitachi Transport System Ltd.	47,099	1,261
	HIS Co. Ltd.	34,548	1,261
	V Technology Co. Ltd.	4,779	1,243
	CKD Corp.	59,245	1,242
	Hitachi Capital Corp.	46,402	1,240
	TOKAI Holdings Corp.	122,075	1,237
	Autobacs Seven Co. Ltd.	65,114	1,229
	Oki Electric Industry Co. Ltd.	90,910	1,227
	GungHo Online Entertainment Inc.	406,150	1,225
^	GMO Internet Inc.	66,812	1,224
	Kyoritsu Maintenance Co. Ltd.	25,788	1,215
	Duskin Co. Ltd.	48,095	1,212
	Fujitec Co. Ltd.	86,840	1,206
	Goldwin Inc.	19,116	1,206
	Okinawa Electric Power Co. Inc.	38,976	1,189
	Ci:z Holdings Co. Ltd.	24,600	1,183
	Noevir Holdings Co. Ltd.	16,427	1,181
	Keiyo Bank Ltd.	256,906	1,176
^	Monex Group Inc.	206,118	1,172
^	Sanrio Co. Ltd.	63,676	1,170
	Okamura Corp.	86,223	1,164
	Valor Holdings Co. Ltd.	41,225	1,150
	Trusco Nakayama Corp.	43,718	1,148
	Kusuri no Aoki Holdings Co. Ltd.	16,726	1,147
	Yamato Kogyo Co. Ltd.	38,654	1,139
	Digital Garage Inc.	34,248	1,138
	Inaba Denki Sangyo Co. Ltd.	26,380	1,131
	Heiwa Corp.	56,956	1,130
	Gunze Ltd.	18,322	1,125
	Joyful Honda Co. Ltd.	31,657	1,118
	Exedy Corp.	32,863	1,113
	KH Neochem Co. Ltd.	36,637	1,108
	Musashino Bank Ltd.	33,251	1,108
	San-A Co. Ltd.	20,716	1,105
	Senshu Ikeda Holdings Inc.	280,064	1,104
	Daikyonishikawa Corp.	61,145	1,099
^	Daio Paper Corp.	78,066	1,094
	Kiyo Bank Ltd.	66,900	1,089
	Koei Tecmo Holdings Co. Ltd.	52,973	1,089
	FCC Co. Ltd.	38,438	1,087
	North Pacific Bank Ltd.	322,193	1,087
	Nachi-Fujikoshi Corp.	208,139	1,079
	Canon Marketing Japan Inc.	49,489	1,075
	SMS Co. Ltd.	28,384	1,075
	Paramount Bed Holdings Co. Ltd.	21,211	1,055
	United Arrows Ltd.	28,678	1,053

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
KYB Corp.	21,827	1,052
Hokkoku Bank Ltd.	26,184	1,045
Matsui Securities Co. Ltd.	107,123	1,044
Makino Milling Machine Co. Ltd.	110,567	1,043
Tokai Rika Co. Ltd.	52,170	1,042
Ai Holdings Corp.	38,936	1,039
Kanamoto Co. Ltd.	30,375	1,038
Hyakugo Bank Ltd.	222,338	1,037
NS Solutions Corp.	35,748	1,035
Arcs Co. Ltd.	37,741	1,034
Infomart Corp.	113,616	1,034
Taikisha Ltd.	29,467	1,028
* Aiful Corp.	302,642	1,023
Ogaki Kyoritsu Bank Ltd.	40,519	1,021
Sushiro Global Holdings Ltd.	19,717	1,021
Juroku Bank Ltd.	38,637	1,019
DCM Holdings Co. Ltd.	102,162	1,017
Ryosan Co. Ltd.	27,278	1,015
Okasan Securities Group Inc.	177,256	1,013
Orient Corp.	652,745	1,008
Hogy Medical Co. Ltd.	24,096	1,005
Shinmaywa Industries Ltd.	89,629	1,005
Unipres Corp.	42,520	1,001
Kissei Pharmaceutical Co. Ltd.	35,352	997
* Macromill Inc.	36,787	994
Tokyo Dome Corp.	101,567	988
Onward Holdings Co. Ltd.	119,759	987
Round One Corp.	68,101	985
Mochida Pharmaceutical Co. Ltd.	13,940	982
Mirait Holdings Corp.	61,838	981
Tsubaki Nakashima Co. Ltd.	41,602	980
Central Glass Co. Ltd.	41,316	979
KYORIN Holdings Inc.	49,887	976
ZERIA Pharmaceutical Co. Ltd.	47,505	974
Eizo Corp.	20,810	973
Nippon Seiki Co. Ltd.	50,291	970
Sumitomo Mitsui Construction Co. Ltd.	157,932	967
Kotobuki Spirits Co. Ltd.	20,313	963
Fujitsu General Ltd.	58,940	960
Keihin Corp.	48,399	956
San-Ai Oil Co. Ltd.	60,642	955
Seiren Co. Ltd.	49,382	952
Nissha Co. Ltd.	40,428	952
Takara Bio Inc.	48,986	950
Nippon Television Holdings Inc.	53,862	944
Prima Meat Packers Ltd.	154,325	942
Ichigo Inc.	211,043	940
Optex Group Co. Ltd.	31,068	933
IBJ Leasing Co. Ltd.	33,766	933
Mitsubishi Pencil Co. Ltd.	46,892	932
Hitachi Zosen Corp.	170,534	926
Mani Inc.	22,805	925
EDION Corp.	78,157	916
Bank of Okinawa Ltd.	21,780	916
Tomy Co. Ltd.	93,486	915
Maxell Holdings Ltd.	46,402	915
Nanto Bank Ltd.	32,721	908
Heiwa Real Estate Co. Ltd.	38,635	905
Nippon Steel & Sumikin Bussan Corp.	16,435	902
Meidensha Corp.	229,076	901
Hyakujushi Bank Ltd.	266,789	900
As One Corp.	13,242	899
Nippon Flour Mills Co. Ltd.	55,063	898
Nojima Corp.	36,150	892

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Hirata Corp.	9,415	889
	Financial Products Group Co. Ltd.	69,718	888
	Hokuetsu Kishu Paper Co. Ltd.	142,256	886
	NSD Co. Ltd.	42,126	878
	Senko Group Holdings Co. Ltd.	114,010	876
	Descente Ltd.	51,688	872
	Takara Standard Co. Ltd.	51,081	868
	TPR Co. Ltd.	28,572	866
	Nomura Co. Ltd.	43,020	864
	S Foods Inc.	20,536	863
	Japan Petroleum Exploration Co. Ltd.	33,137	862
	Starts Corp. Inc.	31,160	860
	Takuma Co. Ltd.	78,252	857
^	JINS Inc.	15,830	857
	Totetsu Kogyo Co. Ltd.	28,670	856
	Justsystems Corp.	36,042	852
	Sanyo Denki Co. Ltd.	9,859	851
	Daiwabo Holdings Co. Ltd.	18,716	849
	Fuji Soft Inc.	21,903	848
^	Japan Aviation Electronics Industry Ltd.	49,791	848
	Nippon Soda Co. Ltd.	147,364	847
	Tokyo Steel Manufacturing Co. Ltd.	101,349	846
	Toshiba Machine Co. Ltd.	127,469	844
	Takeuchi Manufacturing Co. Ltd.	36,941	844
	Japan Material Co. Ltd.	63,636	841
	Alpine Electronics Inc.	44,413	840
	Fuji Media Holdings Inc.	51,184	839
	Milbon Co. Ltd.	19,314	839
	JCR Pharmaceuticals Co. Ltd.	16,033	839
	Sumitomo Warehouse Co. Ltd.	122,472	838
	Daihen Corp.	107,536	834
	Yodogawa Steel Works Ltd.	29,070	830
	Atom Corp.	91,751	828
	Kato Sangyo Co. Ltd.	22,399	825
	Nippon Densetsu Kogyo Co. Ltd.	40,038	822
	Tokyo Broadcasting System Holdings Inc.	36,837	819
	Toei Co. Ltd.	7,268	816
*	Nippon Sheet Glass Co. Ltd.	99,782	815
	Toshiba Plant Systems & Services Corp.	39,031	815
	Komeri Co. Ltd.	30,370	811
	Toho Bank Ltd.	208,150	807
	Royal Holdings Co. Ltd.	29,679	807
	Kitz Corp.	96,488	807
	Morita Holdings Corp.	41,116	806
^	MOS Food Services Inc.	26,586	805
	TSI Holdings Co. Ltd.	100,684	804
	Eiken Chemical Co. Ltd.	34,056	804
	Nissan Shatai Co. Ltd.	75,010	803
	Futaba Corp.	38,435	796
*	Pepper Food Service Co. Ltd.	13,800	794
^	Kura Corp.	11,055	794
	Nikkiso Co. Ltd.	69,520	792
	Nitta Corp.	20,811	791
	Funai Soken Holdings Inc.	33,756	790
	Showa Corp.	52,472	789
	Transcosmos Inc.	28,577	789
	Obara Group Inc.	13,345	789
	Siix Corp.	39,236	788
	Sanken Electric Co. Ltd.	122,484	784
	Taiyo Holdings Co. Ltd.	18,420	783
	Benefit One Inc.	33,460	782
	Joshin Denki Co. Ltd.	18,914	782
	Toridoll Holdings Corp.	23,300	780
	Musashi Seimitsu Industry Co. Ltd.	22,202	778

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Okamoto Industries Inc.	77,655	777
Arata Corp.	13,049	773
Koshidaka Holdings Co. Ltd.	12,767	772
Hosiden Corp.	64,434	768
Chudenko Corp.	27,582	767
Heiwado Co. Ltd.	32,062	765
Shibuya Corp.	22,404	764
Maruwa Co. Ltd.	9,262	763
^ UACJ Corp.	29,269	763
Tokyu Construction Co. Ltd.	71,380	762
Yamanashi Chuo Bank Ltd.	171,284	757
Kohnan Shoji Co. Ltd.	28,877	754
Jeol Ltd.	87,649	751
DTS Corp.	20,706	750
Earth Corp.	14,239	748
Systena Corp.	19,620	744
Kintetsu World Express Inc.	39,935	743
Japan Wool Textile Co. Ltd.	71,200	742
Ichibanya Co. Ltd.	17,824	742
Piolax Inc.	26,488	742
Yokogawa Bridge Holdings Corp.	33,959	740
Tokyo TY Financial Group Inc.	27,965	738
Asahi Holdings Inc.	40,358	737
Seiko Holdings Corp.	28,293	737
Tocalo Co. Ltd.	59,356	737
United Super Markets Holdings Inc.	55,835	734
Ryobi Ltd.	28,677	733
Wacom Co. Ltd.	144,631	731
Token Corp.	7,666	730
^ ASKUL Corp.	23,205	730
Yamagata Bank Ltd.	33,058	729
Kameda Seika Co. Ltd.	14,738	725
Yamazen Corp.	71,692	725
Inabata & Co. Ltd.	47,198	724
Noritz Corp.	39,641	722
Nissin Kogyo Co. Ltd.	41,123	722
Aida Engineering Ltd.	61,934	722
Nagaileben Co. Ltd.	27,183	719
Kumiai Chemical Industry Co. Ltd.	113,137	718
Toshiba TEC Corp.	125,438	718
Furukawa Co. Ltd.	35,647	717
Nisshin Oillio Group Ltd.	24,890	716
Kurabo Industries Ltd.	216,045	713
Nichicon Corp.	63,014	711
Daikyo Inc.	32,664	711
Istyle Inc.	53,276	709
Aeon Delight Co. Ltd.	20,114	704
TOMONY Holdings Inc.	157,508	703
Bank of Nagoya Ltd.	18,818	700
Hiday Hidaka Corp.	26,863	699
Create SD Holdings Co. Ltd.	24,099	698
Menicon Co. Ltd.	26,692	697
KOMEDA Holdings Co. Ltd.	34,458	695
Bank of Iwate Ltd.	17,724	694
Zenrin Co. Ltd.	34,495	694
Mitsui Sugar Co. Ltd.	17,229	688
Nichi-iko Pharmaceutical Co. Ltd.	43,005	688
Sakata INX Corp.	44,906	686
EPS Holdings Inc.	33,649	686
Showa Sangyo Co. Ltd.	25,886	685
Koa Corp.	31,369	684
Seikagaku Corp.	41,322	683
Nisshin Steel Co. Ltd.	51,588	683
Sato Holdings Corp.	24,293	682

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Ichikoh Industries Ltd.	62,744	681
	AOKI Holdings Inc.	44,323	680
	Idec Corp.	29,479	677
	Nitto Boseki Co. Ltd.	31,269	675
*	Kansai Mirai Financial Group Inc.	85,232	675
	Tsugami Corp.	55,762	671
	Toho Zinc Co. Ltd.	14,538	669
	Zojirushi Corp.	49,898	668
	Star Micronics Co. Ltd.	37,343	668
^	Fuji Kyuko Co. Ltd.	23,893	664
	NEC Networks & System Integration Corp.	25,295	662
	TKC Corp.	16,532	660
	Pacific Industrial Co. Ltd.	46,492	659
	Tamura Corp.	86,347	656
	Chiyoda Co. Ltd.	27,287	656
	Aomori Bank Ltd.	20,910	651
	YA-MAN Ltd.	29,870	650
	Tokyotokeiba Co. Ltd.	16,930	649
	Saizeriya Co. Ltd.	28,081	649
	Saibu Gas Co. Ltd.	23,992	648
	Nishimatsuya Chain Co. Ltd.	52,580	646
	Chubu Shiryo Co. Ltd.	28,679	645
	Chugoku Marine Paints Ltd.	65,336	644
	Japan Securities Finance Co. Ltd.	97,181	639
	Komori Corp.	49,787	633
	DyDo Group Holdings Inc.	10,159	632
	OBIC Business Consultants Co. Ltd.	8,666	632
	Sekisui Jushi Corp.	28,971	631
	Axial Retailing Inc.	15,434	629
	Towa Pharmaceutical Co. Ltd.	9,860	627
^	Megachips Corp.	19,517	626
	Sanyo Special Steel Co. Ltd.	24,577	625
	Hamakyorex Co. Ltd.	17,929	625
^,*	euglena Co. Ltd.	68,008	625
	Ohsho Food Service Corp.	12,450	625
	Doutor Nichires Holdings Co. Ltd.	29,871	625
	Belluna Co. Ltd.	53,677	624
	Tosho Co. Ltd.	16,931	622
	T-Gaia Corp.	22,204	620
	Create Restaurants Holdings Inc.	49,088	618
	Miroku Jyoho Service Co. Ltd.	21,712	618
	Marudai Food Co. Ltd.	125,483	617
	Oiles Corp.	28,471	615
	Unizo Holdings Co. Ltd.	25,792	614
	Jaccs Co. Ltd.	27,084	613
	Noritake Co. Ltd.	14,340	612
	Mizuno Corp.	18,915	612
	Relia Inc.	47,806	608
	BML Inc.	24,003	608
	Bunka Shutter Co. Ltd.	61,048	607
	Oita Bank Ltd.	16,529	607
	Bell System24 Holdings Inc.	37,648	603
	Kisoji Co. Ltd.	23,200	601
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,519	595
	Konoike Transport Co. Ltd.	33,959	594
	Sanshin Electronics Co. Ltd.	29,183	593
	kabu.com Securities Co. Ltd.	162,629	591
	Marusan Securities Co. Ltd.	61,729	588
^	J Trust Co. Ltd.	83,043	587
	Noritsu Koki Co. Ltd.	23,505	587
	Macnica Fuji Electronics Holdings Inc.	34,259	586
	Nippon Signal Company Ltd.	61,421	583
	SKY Perfect JSAT Holdings Inc.	127,830	583
	Modec Inc.	21,809	579

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Mitsuba Corp.	39,539	577
Shinko Electric Industries Co. Ltd.	74,093	576
Press Kogyo Co. Ltd.	99,893	576
Max Co. Ltd.	44,218	575
Shizuoka Gas Co. Ltd.	63,538	575
Matsuya Co. Ltd.	44,819	574
Aichi Steel Corp.	13,247	572
Daiho Corp.	93,624	570
Sintokogio Ltd.	53,278	568
Riken Corp.	9,860	567
Daibiru Corp.	47,487	566
Asahi Diamond Industrial Co. Ltd.	58,660	562
Raito Kogyo Co. Ltd.	51,588	561
KLab Inc.	32,964	560
Topy Industries Ltd.	18,918	560
Gree Inc.	100,639	556
Fuso Chemical Co. Ltd.	21,912	555
Nissei ASB Machine Co. Ltd.	8,963	554
Shoei Foods Corp.	14,041	554
JCU Corp.	24,498	554
Belc Co. Ltd.	10,258	552
Riso Kagaku Corp.	27,583	552
Osaka Soda Co. Ltd.	19,719	551
Monogatari Corp.	5,071	550
Tachi-S Co. Ltd.	30,271	549
Internet Initiative Japan Inc.	28,973	547
Tateru Inc.	32,365	547
Yuasa Trading Co. Ltd.	17,026	544
Nohmi Bosai Ltd.	25,300	544
Sakai Moving Service Co. Ltd.	10,059	544
Shindengen Electric Manufacturing Co. Ltd.	8,664	544
Retail Partners Co. Ltd.	36,400	540
Bando Chemical Industries Ltd.	45,003	540
Takasago International Corp.	17,333	540
Fukui Bank Ltd.	23,996	540
Ringer Hut Co. Ltd.	22,198	539
Foster Electric Co. Ltd.	22,998	539
Nippon Carbon Co. Ltd.	11,851	538
Bank of the Ryukyus Ltd.	35,042	538
Miyazaki Bank Ltd.	16,571	536
Doshisha Co. Ltd.	22,997	536
JVC Kenwood Corp.	153,475	535
DA Consortium Holdings Inc.	25,592	534
T Hasegawa Co. Ltd.	24,799	533
TV Asahi Holdings Corp.	22,700	532
YAMABIKO Corp.	37,247	532
Fujicco Co. Ltd.	22,901	527
Anicom Holdings Inc.	16,034	527
Nippon Thompson Co. Ltd.	71,494	526
Dip Corp.	21,706	526
^,* Japan Display Inc.	398,039	526
Kyokuto Kaihatsu Kogyo Co. Ltd.	33,262	526
Tsukishima Kikai Co. Ltd.	37,137	522
* San ju San Financial Group Inc.	24,673	522
Shikoku Chemicals Corp.	36,844	521
Fujimori Kogyo Co. Ltd.	15,330	519
Qol Co. Ltd.	25,327	519
Hokuetsu Bank Ltd.	23,399	518
Geo Holdings Corp.	31,664	517
Shikoku Bank Ltd.	35,436	517
Life Corp.	20,610	515
Akita Bank Ltd.	18,824	515
Sinfonia Technology Co. Ltd.	145,394	513
Pack Corp.	13,546	513

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Toa Corp. (Tokyo Shares)	20,118	513
	Fukushima Industries Corp.	11,048	512
	ESPEC Corp.	21,712	511
	Nippon Ceramic Co. Ltd.	19,210	510
	Ricoh Leasing Co. Ltd.	15,237	508
	Eagle Industry Co. Ltd.	27,976	505
	Towa Bank Ltd.	37,747	504
	Sanki Engineering Co. Ltd.	45,098	502
	TOC Co. Ltd.	56,692	502
	Nissin Electric Co. Ltd.	49,890	500
	Vector Inc.	25,894	499
	Toppan Forms Co. Ltd.	44,616	498
	LIFULL Co. Ltd.	61,339	498
	Daido Metal Co. Ltd.	41,934	498
	Chofu Seisakusho Co. Ltd.	20,911	497
	Iino Kaiun Kaisha Ltd.	99,595	496
	Adastria Co. Ltd.	28,472	494
^,*	Pioneer Corp.	315,541	492
*	Shoei Co. Ltd.	13,200	489
	Tayca Corp.	18,588	489
	Sodick Co. Ltd.	39,714	489
	Sanyo Chemical Industries Ltd.	10,352	489
	Kenko Mayonnaise Co. Ltd.	13,938	488
	Mitsuboshi Belting Ltd.	42,803	488
	Yellow Hat Ltd.	16,433	487
	Avex Inc.	35,255	487
	Juki Corp.	33,563	486
	Prestige International Inc.	42,303	486
	Kanto Denka Kogyo Co. Ltd.	52,387	486
*	Pacific Metals Co. Ltd.	13,833	485
	Sogo Medical Co. Ltd.	20,718	484
	Hosokawa Micron Corp.	7,271	483
	LEC Inc.	13,742	483
	FULLCAST Holdings Co. Ltd.	22,296	482
	Link And Motivation Inc.	47,500	482
	Sumitomo Seika Chemicals Co. Ltd.	10,059	482
*	M&A Capital Partners Co. Ltd.	6,672	481
	Kaga Electronics Co. Ltd.	19,418	480
	Tokai Corp.	21,318	480
	Dexerials Corp.	50,980	478
^	Kitanotatsujin Corp.	62,800	478
	Toyo Tanso Co. Ltd.	16,135	474
	Wakita & Co. Ltd.	44,899	474
	Arcland Sakamoto Co. Ltd.	29,980	473
	Nippon Valqua Industries Ltd.	17,131	472
	Futaba Industrial Co. Ltd.	58,929	471
	Xebio Holdings Co. Ltd.	24,898	469
	St. Marc Holdings Co. Ltd.	16,434	465
	Tanseisha Co. Ltd.	38,849	460
	Kadokawa Dwango Corp.	44,444	460
	Nippon Yakin Kogyo Co. Ltd.	170,534	457
	Plenus Co. Ltd.	26,490	457
	Nippon Koei Co. Ltd.	15,535	455
	Sankyo Tateyama Inc.	30,677	455
	LIXIL VIVA Corp.	24,500	455
*	Ishihara Sangyo Kaisha Ltd.	39,439	453
	Aichi Bank Ltd.	9,459	452
	Teikoku Sen-I Co. Ltd.	21,603	450
	Itochu Enex Co. Ltd.	45,588	447
	Pressance Corp.	29,063	444
	Nitto Kogyo Corp.	25,777	443
	Inageya Co. Ltd.	26,665	442
	Mitsubishi Shokuhin Co. Ltd.	15,135	442
	Tsurumi Manufacturing Co. Ltd.	22,604	439

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Daito Pharmaceutical Co. Ltd.	12,750	439
	Japan Pulp & Paper Co. Ltd.	10,549	438
	Trancom Co. Ltd.	5,772	437
	Digital Arts Inc.	11,056	436
	CMK Corp.	53,781	434
	Kanematsu Electronics Ltd.	13,645	433
	Nichiban Co. Ltd.	13,500	431
	Yondoshi Holdings Inc.	17,418	429
	Hibiya Engineering Ltd.	22,095	429
	Nippon Denko Co. Ltd.	128,576	429
	Konishi Co. Ltd.	26,280	428
	Kyoei Steel Ltd.	20,502	427
	NichiiGakkan Co. Ltd.	41,320	427
	IDOM Inc.	59,053	427
	Riken Keiki Co. Ltd.	18,920	426
	Ehime Bank Ltd.	35,241	425
	CONEXIO Corp.	19,124	424
	Fuji Co. Ltd.	19,216	420
	Nishio Rent All Co. Ltd.	14,133	420
	Nittetsu Mining Co. Ltd.	6,872	419
	PIA Corp.	6,871	416
	Ichiyoshi Securities Co. Ltd.	33,938	415
	Hokuto Corp.	23,505	415
^,*	Unitika Ltd.	63,043	414
^	W-Scope Corp.	27,783	413
	Solasto Corp.	15,600	413
	Elecom Co. Ltd.	18,411	413
	VT Holdings Co. Ltd.	90,694	413
	Shinko Plantech Co. Ltd.	43,923	412
	Nippon Chemi-Con Corp.	17,796	412
	Taihei Dengyo Kaisha Ltd.	15,930	411
	Sakai Chemical Industry Co. Ltd.	15,728	411
	Wowow Inc.	13,049	410
	Aeon Fantasy Co. Ltd.	7,770	409
	Broadleaf Co. Ltd.	85,626	407
	Starzen Co. Ltd.	8,066	406
	COLOPL Inc.	53,582	405
*	Mitsui-Soko Holdings Co. Ltd.	124,500	404
	Fujibo Holdings Inc.	10,449	403
	Fujimi Inc.	18,610	403
	Shin-Etsu Polymer Co. Ltd.	42,332	402
	Sanyo Electric Railway Co. Ltd.	15,723	402
	Rheon Automatic Machinery Co. Ltd.	21,786	401
	Yokohama Reito Co. Ltd.	39,527	401
	Alconix Corp.	22,420	401
	Mitsuuroko Group Holdings Co. Ltd.	49,800	399
	Computer Engineering & Consulting Ltd.	13,014	399
	MCJ Co. Ltd.	30,054	399
	Key Coffee Inc.	20,022	398
^	Mitsui High-Tec Inc.	27,088	397
	Canon Electronics Inc.	16,916	393
	Anest Iwata Corp.	36,950	393
*	Sanden Holdings Corp.	26,991	392
	Intage Holdings Inc.	35,650	390
	Tonami Holdings Co. Ltd.	6,169	388
	Gurunavi Inc.	28,384	387
	UKC Holdings Corp.	18,327	386
	Tochigi Bank Ltd.	101,542	385
	Takamatsu Construction Group Co. Ltd.	14,229	384
	Tachibana Eletech Co. Ltd.	19,900	380
	Namura Shipbuilding Co. Ltd.	60,954	378
	Dai Nippon Toryo Co. Ltd.	26,686	377
	Tosei Corp.	30,673	376
	G-Tekt Corp.	19,404	375

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Toho Titanium Co. Ltd.	30,250	374
	Yorozu Corp.	21,613	372
	Takara Leben Co. Ltd.	87,412	370
	Okabe Co. Ltd.	38,911	370
	Eighteenth Bank Ltd.	139,310	369
	Iseki & Co. Ltd.	19,031	367
	Sumitomo Densetsu Co. Ltd.	17,235	366
	JSP Corp.	11,248	364
	Dai-Dan Co. Ltd.	14,869	360
	Sumitomo Riko Co. Ltd.	34,333	359
	Tekken Corp.	11,842	355
	Denki Kogyo Co. Ltd.	11,746	355
	Enplas Corp.	12,251	352
	Vital KSK Holdings Inc.	35,942	352
	Kyosan Electric Manufacturing Co. Ltd.	54,783	352
	Sinko Industries Ltd.	21,609	350
	Sun Frontier Fudousan Co. Ltd.	29,004	350
	Oyo Corp.	24,402	350
	Giken Ltd.	15,037	349
^,*	Nextage Co. Ltd.	34,100	349
	Feed One Co. Ltd.	156,542	348
	Nihon Tokushu Toryo Co. Ltd.	16,700	348
	Melco Holdings Inc.	9,459	348
	Osaki Electric Co. Ltd.	47,810	347
	Shinnihon Corp.	31,182	346
	Tsukui Corp.	43,784	346
	FIDEA Holdings Co. Ltd.	196,802	345
	Yakuodo Co. Ltd.	9,952	345
	Meisei Industrial Co. Ltd.	45,984	343
	Rock Field Co. Ltd.	17,912	342
	Micronics Japan Co. Ltd.	30,647	341
	Pasona Group Inc.	20,420	339
	Riken Vitamin Co. Ltd.	8,964	337
*	World Holdings Co. Ltd.	9,300	337
	Cawachi Ltd.	14,446	336
	Mie Kotsu Group Holdings Inc.	70,336	334
	Alpen Co. Ltd.	15,228	334
	Neturen Co. Ltd.	32,940	332
	Arakawa Chemical Industries Ltd.	18,122	330
^	Yamashin-Filter Corp.	30,199	330
	Kasai Kogyo Co. Ltd.	23,383	329
	Nissei Build Kogyo Co. Ltd.	26,366	328
	Sekisui Plastics Co. Ltd.	24,382	328
	Union Tool Co.	9,356	327
	Hochiki Corp.	16,200	326
	Daiken Corp.	12,935	325
	Itochu-Shokuhin Co. Ltd.	5,776	321
	Goldcrest Co. Ltd.	15,126	321
	OSAKA Titanium Technologies Co. Ltd.	17,314	321
	Shinko Shoji Co. Ltd.	18,415	320
	Nagatanien Holdings Co. Ltd.	23,896	319
	Toyo Construction Co. Ltd.	66,670	319
	Towa Corp.	25,938	319
	Torii Pharmaceutical Co. Ltd.	11,642	317
	Maruwa Unyu Kikan Co. Ltd.	10,847	316
	BRONCO BILLY Co. Ltd.	8,059	316
	Hioki EE Corp.	8,259	315
	Ryoyo Electro Corp.	19,006	315
	Komatsu Seiren Co. Ltd.	31,943	312
	Sumida Corp.	22,655	311
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	311
	METAWATER Co. Ltd.	10,548	311
	Aisan Industry Co. Ltd.	30,051	310
	Daikokutenbussan Co. Ltd.	5,977	309

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Achilles Corp.	14,830	308
*	RS Technologies Co. Ltd.	4,900	308
	Tokushu Tokai Paper Co. Ltd.	7,860	307
	Bank of Saga Ltd.	13,244	304
	Maeda Kosen Co. Ltd.	20,000	304
*	Kintetsu Department Store Co. Ltd.	8,458	301
	ASKA Pharmaceutical Co. Ltd.	19,704	300
	Kamei Corp.	21,596	300
	Fukuda Corp.	4,776	300
	Kyokuyo Co. Ltd.	8,657	298
	Mitsubishi Logisnext Co. Ltd.	34,461	297
	Tamron Co. Ltd.	14,627	297
	J-Oil Mills Inc.	8,558	295
	Nissin Corp.	11,349	294
	Shinwa Co. Ltd.	12,549	294
	Roland DG Corp.	12,646	294
	Toyo Kohan Co. Ltd.	44,578	292
	KFC Holdings Japan Ltd.	15,934	292
	Toyo Kanetsu KK	9,560	292
	Maruzen Showa Unyu Co. Ltd.	61,694	292
	Keihanshin Building Co. Ltd.	34,031	290
	Trust Tech Inc.	9,087	290
	Kyokuto Securities Co. Ltd.	20,100	288
	Cosel Co. Ltd.	21,397	288
	Jimoto Holdings Inc.	164,489	287
	Nippon Kanzai Co. Ltd.	15,025	286
	Nihon Nohyaku Co. Ltd.	44,081	286
	Information Services International-Dentsu Ltd.	11,046	285
	OSJB Holdings Corp.	96,929	284
	Katakura Industries Co. Ltd.	22,201	282
	Sagami Chain Co. Ltd.	21,911	281
^,*	Toyo Engineering Corp.	26,894	280
	Itoki Corp.	41,614	279
	Daiwa Industries Ltd.	25,477	278
	PAL GROUP Holdings Co. Ltd.	10,151	278
	Yushin Precision Equipment Co. Ltd.	19,504	277
	Nichiden Corp.	13,940	277
	F@N Communications Inc.	44,003	276
	Fuji Pharma Co. Ltd.	6,865	273
	Amuse Inc.	9,354	272
	Nitto Kohki Co. Ltd.	10,250	269
	Kanagawa Chuo Kotsu Co. Ltd.	7,970	269
	Okuwa Co. Ltd.	24,877	268
	Ines Corp.	24,988	268
	WDB Holdings Co. Ltd.	8,476	268
	Daiichi Jitsugyo Co. Ltd.	8,757	268
	Arcland Service Holdings Co. Ltd.	12,536	267
	Clarion Co. Ltd.	95,525	267
	Kappa Create Co. Ltd.	21,493	265
	JAC Recruitment Co. Ltd.	13,034	265
	Matsuya Foods Co. Ltd.	7,563	264
	Chiyoda Integre Co. Ltd.	11,446	263
	Hisaka Works Ltd.	24,702	263
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	262
^	Stella Chemifa Corp.	7,859	262
	Sinanen Holdings Co. Ltd.	10,160	261
	Rokko Butter Co. Ltd.	10,944	261
	Yurtec Corp.	29,851	261
	Kobe Bussan Co. Ltd.	5,375	260
	Kanaden Corp.	21,016	260
	Japan Transcity Corp.	55,776	258
	Nippon Road Co. Ltd.	5,174	258
	Tenma Corp.	13,434	256
	Advan Co. Ltd.	27,787	254

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Denyo Co. Ltd.	14,429	252
	Seika Corp.	9,954	252
	Open Door Inc.	13,600	251
	ST Corp.	11,249	251
^	Medical Data Vision Co. Ltd.	17,326	250
^	Tokyo Individualized Educational Institute Inc.	22,804	250
	Shimizu Bank Ltd.	8,863	249
	Tokyo Rope Manufacturing Co. Ltd.	11,544	248
	Onoken Co. Ltd.	14,130	248
	Fujiya Co. Ltd.	9,951	248
	Matsuda Sangyo Co. Ltd.	14,643	247
	Tsukuba Bank Ltd.	71,044	246
	Teikoku Electric Manufacturing Co. Ltd.	16,518	246
	Michinoku Bank Ltd.	15,126	245
	Toa Corp.	20,697	244
	Sanyo Shokai Ltd.	10,548	244
	Mimasu Semiconductor Industry Co. Ltd.	13,834	244
	NDS Co. Ltd.	6,076	242
*	Akatsuki Inc.	5,600	241
	Chukyo Bank Ltd.	11,145	240
	ASAHI YUKIZAI Corp.	14,344	239
	Asunaro Aoki Construction Co. Ltd.	24,800	239
	Osaka Steel Co. Ltd.	11,048	238
	Pronexus Inc.	18,431	238
	Kato Works Co. Ltd.	10,150	238
	Ministop Co. Ltd.	11,444	237
^	Rorze Corp.	10,556	237
	KAWADA TECHNOLOGIES Inc.	4,080	237
	Kansai Super Market Ltd.	21,812	235
	France Bed Holdings Co. Ltd.	26,098	235
	Nippon Parking Development Co. Ltd.	139,410	234
	Toho Co. Ltd. (Osaka Shares)	9,759	233
	Marvelous Inc.	27,269	233
	Fuso Pharmaceutical Industries Ltd.	8,667	233
	Kita-Nippon Bank Ltd.	8,864	231
	Kitagawa Iron Works Co. Ltd.	9,064	231
	Mito Securities Co. Ltd.	59,809	231
	Keiyo Co. Ltd.	44,214	230
^	COOKPAD Inc.	39,391	229
	Hodogaya Chemical Co. Ltd.	5,373	228
	Koatsu Gas Kogyo Co. Ltd.	25,873	228
	Uchida Yoko Co. Ltd.	8,159	227
	Icom Inc.	9,055	227
^	eRex Co. Ltd.	28,561	227
	Gakken Holdings Co. Ltd.	4,978	226
	Tokyo Energy & Systems Inc.	18,910	223
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	223
	GCA Corp.	25,096	222
	Okura Industrial Co. Ltd.	39,821	222
	Tomoku Co. Ltd.	11,956	221
	T RAD Co. Ltd.	6,171	221
	Kyodo Printing Co. Ltd.	7,165	219
	Central Sports Co. Ltd.	6,346	216
	WATAMI Co. Ltd.	15,818	215
^	Ohara Inc.	9,600	215
	Chuetsu Pulp & Paper Co. Ltd.	12,059	214
	Godo Steel Ltd.	9,158	214
	Kurimoto Ltd.	11,345	212
	K&O Energy Group Inc.	13,336	212
	Fujita Kanko Inc.	6,965	211
	Jamco Corp.	9,155	211
	Riken Technos Corp.	43,193	210
	Chiba Kogyo Bank Ltd.	45,077	209
	Sankyo Seiko Co. Ltd.	45,635	207

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CI Takiron Corp.	33,820	206
	Maezawa Kyuso Industries Co. Ltd.	11,758	206
	Chugai Ro Co. Ltd.	7,671	206
	Yahagi Construction Co. Ltd.	26,986	205
	Toenec Corp.	6,568	205
	SMK Corp.	57,740	205
	Hokkan Holdings Ltd.	56,775	203
	Mitsubishi Research Institute Inc.	5,771	202
	Meiko Network Japan Co. Ltd.	17,815	202
	Toyo Corp.	22,595	202
	Misawa Homes Co. Ltd.	23,905	202
	Fudo Tetra Corp.	117,716	201
	Ryoden Corp.	11,940	200
	Gun-Ei Chemical Industry Co. Ltd.	5,977	200
	Studio Alice Co. Ltd.	8,756	196
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	196
	Happinet Corp.	14,134	196
	Fujikura Kasei Co. Ltd.	31,390	195
	Future Corp.	16,816	194
	Organo Corp.	6,169	193
	PC Depot Corp.	29,370	192
	Nihon Chouzai Co. Ltd.	6,169	192
	Toli Corp.	53,895	192
	Mars Engineering Corp.	8,558	191
	Chori Co. Ltd.	9,952	191
*	Sanei Architecture Planning Co. Ltd.	11,300	190
	Alpha Systems Inc.	9,167	190
	Torishima Pump Manufacturing Co. Ltd.	20,201	189
	Shibusawa Warehouse Co. Ltd.	11,156	189
^	Yonex Co. Ltd.	33,828	189
^	Tokyo Base Co. Ltd.	18,700	189
	CMIC Holdings Co. Ltd.	8,158	187
	Taisei Lamick Co. Ltd.	6,474	187
	Aiphone Co. Ltd.	11,145	186
	Daisyo Corp.	11,758	185
^	Kourakuen Holdings Corp.	10,857	184
	Sac's Bar Holdings Inc.	17,116	183
	Furuno Electric Co. Ltd.	22,289	183
	Nihon Trim Co. Ltd.	4,379	182
*	Akebono Brake Industry Co. Ltd.	70,151	180
	Tokyo Rakutenchi Co. Ltd.	3,589	180
	SWCC Showa Holdings Co. Ltd.	20,899	180
	Ateam Inc.	8,657	180
	Mitsui Matsushima Co. Ltd.	12,541	180
	Parco Co. Ltd.	14,329	179
	Chuo Spring Co. Ltd.	5,582	179
	Taiho Kogyo Co. Ltd.	13,235	179
	SRA Holdings	6,168	178
	Kitano Construction Corp.	48,804	178
*	U-Shin Ltd.	26,587	177
^	Hito Communications Inc.	9,253	175
	Krosaki Harima Corp.	3,781	174
	NS United Kaiun Kaisha Ltd.	8,355	173
	Aichi Corp.	24,182	172
	Fuji Oil Co. Ltd.	41,394	171
	Hakuto Co. Ltd.	11,645	170
	Toyo Securities Co. Ltd.	63,682	167
	Mitsubishi Paper Mills Ltd.	26,469	167
	Weathernews Inc.	5,274	167
	Takaoka Toko Co. Ltd.	9,752	166
	Wellnet Corp.	15,421	166
	Halows Co. Ltd.	6,661	166
	Maezawa Kasei Industries Co. Ltd.	15,043	166
	Yushiro Chemical Industry Co. Ltd.	9,952	165

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^,*	FDK Corp.	87,646	165
	Elematec Corp.	7,364	164
*	KNT-CT Holdings Co. Ltd.	10,149	164
	Zuken Inc.	11,835	164
	AOI Electronics Co. Ltd.	4,179	162
	Rhythm Watch Co. Ltd.	7,462	161
	Cleanup Corp.	19,730	161
	Tv Tokyo Holdings Corp.	5,874	160
	Japan Cash Machine Co. Ltd.	14,225	160
	Hokkaido Gas Co. Ltd.	58,747	160
*	Senshukai Co. Ltd.	30,450	160
	Takihyo Co. Ltd.	7,376	159
	CHIMNEY Co. Ltd.	5,968	158
	Airport Facilities Co. Ltd.	27,315	158
*	Nippon Sharyo Ltd.	58,689	158
	Linical Co. Ltd.	9,651	158
	MTI Ltd.	26,378	158
	Paris Miki Holdings Inc.	33,096	158
	Atsugi Co. Ltd.	13,834	156
	Showa Aircraft Industry Co. Ltd.	13,050	156
	Yomiuri Land Co. Ltd.	3,582	156
^	JP-Holdings Inc.	51,145	154
	Asahi Co. Ltd.	12,343	152
	Sanoh Industrial Co. Ltd.	20,698	148
	Nippon Coke & Engineering Co. Ltd.	136,722	146
	Fujitsu Frontech Ltd.	9,551	141
	Mitsui Home Co. Ltd.	20,898	139
	Dai-ichi Seiko Co. Ltd.	6,966	137
	Cybozu Inc.	27,188	136
	Honeys Holdings Co. Ltd.	14,230	136
	Nihon Yamamura Glass Co. Ltd.	78,612	135
	NEC Capital Solutions Ltd.	6,866	131
	Artnature Inc.	19,006	130
	Fields Corp.	11,741	128
	Fukui Computer Holdings Inc.	6,469	127
	Tokyo Tekko Co. Ltd.	7,959	124
	Tosho Printing Co. Ltd.	13,922	124
^	Toda Kogyo Corp.	3,482	121
	Zuiko Corp.	3,482	120
	Corona Corp. Class A	9,840	116
	CAC Holdings Corp.	11,347	115
	Srg Takamiya Co. Ltd.	17,916	111
	Tokyo Electron Device Ltd.	5,672	109
	Mitsubishi Kakoki Kaisha Ltd.	5,174	108
	Daikoku Denki Co. Ltd.	6,368	105
	Gecoss Corp.	9,850	99
*	Laox Co. Ltd.	20,983	98
*	Aplus Financial Co. Ltd.	90,572	97
	Toa Oil Co. Ltd.	52,738	97
	Right On Co. Ltd.	10,250	97
	Inaba Seisakusho Co. Ltd.	7,463	97
^,*	Funai Electric Co. Ltd.	13,832	96
^,*	Japan Drilling Co. Ltd.	5,472	95
	Sumitomo Precision Products Co. Ltd.	26,869	94
	Toyo Denki Seizo KK	5,569	94
	Tsutsumi Jewelry Co. Ltd.	4,967	93
	Nippon Chemiphar Co. Ltd.	2,189	92
*	Shin Nippon Biomedical Laboratories Ltd.	17,210	86
	Shimojima Co. Ltd.	7,851	85
	Kojima Co. Ltd.	16,893	75
*	Kinki Sharyo Co. Ltd.	3,184	75
	Mitani Sekisan Co. Ltd.	3,250	74
	Nakayama Steel Works Ltd.	9,829	69

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Kobelco Eco-Solutions Co. Ltd.	200	4
		4,746,335
New Zealand (0.7%)
* a2 Milk Co. Ltd.	770,948	6,552
Fisher & Paykel Healthcare Corp. Ltd.	599,579	5,362
Spark New Zealand Ltd.	1,955,343	4,748
Auckland International Airport Ltd.	1,018,832	4,559
Fletcher Building Ltd.	918,982	4,070
Ryman Healthcare Ltd.	437,200	3,254
Contact Energy Ltd.	778,357	2,937
Meridian Energy Ltd.	1,338,584	2,765
SKYCITY Entertainment Group Ltd.	746,648	2,122
Z Energy Ltd.	389,121	1,981
Mercury NZ Ltd.	769,795	1,723
Kiwi Property Group Ltd.	1,537,204	1,478
Mainfreight Ltd.	84,579	1,470
Trade Me Group Ltd.	416,176	1,358
Air New Zealand Ltd.	560,404	1,286
Chorus Ltd.	445,065	1,263
EBOS Group Ltd.	90,602	1,132
Goodman Property Trust	1,155,085	1,108
Summerset Group Holdings Ltd.	221,593	1,073
Infratil Ltd.	428,739	961
Genesis Energy Ltd.	532,715	842
Precinct Properties New Zealand Ltd.	933,914	840
Freightways Ltd.	154,451	812
SKY Network Television Ltd.	460,351	736
Metlifecare Ltd.	178,294	724
Argosy Property Ltd.	888,396	634
Heartland Bank Ltd.	429,764	541
Vital Healthcare Property Trust	346,570	506
Tourism Holdings Ltd.	114,283	488
New Zealand Refining Co. Ltd.	199,365	329
Kathmandu Holdings Ltd.	152,767	281
* TOWER Ltd.	367,838	204
		58,139
Singapore (3.2%)
DBS Group Holdings Ltd.	1,922,813	44,363
Oversea-Chinese Banking Corp. Ltd.	3,515,397	36,309
^ United Overseas Bank Ltd.	1,374,090	31,115
Singapore Telecommunications Ltd.	8,004,515	21,173
Keppel Corp. Ltd.	1,537,760	9,431
CapitaLand Ltd.	2,711,305	7,645
Genting Singapore plc	6,170,894	5,406
Ascendas REIT	2,602,599	5,221
Singapore Exchange Ltd.	885,818	5,137
Wilmar International Ltd.	2,081,922	5,093
City Developments Ltd.	503,217	4,782
Singapore Airlines Ltd.	553,073	4,513
Singapore Technologies Engineering Ltd.	1,647,330	4,311
Venture Corp. Ltd.	273,016	4,270
Suntec REIT	2,685,066	3,947
CapitaLand Mall Trust	2,492,033	3,935
ComfortDelGro Corp. Ltd.	2,217,504	3,743
^ Singapore Press Holdings Ltd.	1,706,857	3,488
CapitaLand Commercial Trust	2,534,847	3,463
UOL Group Ltd.	517,497	3,418
SATS Ltd.	688,741	2,862
Jardine Cycle & Carriage Ltd.	105,527	2,715
Mapletree Commercial Trust	2,011,592	2,452
Sembcorp Industries Ltd.	1,002,168	2,308
Mapletree Industrial Trust	1,430,027	2,183
Mapletree Logistics Trust	2,168,470	2,072
Keppel REIT	2,086,182	1,948

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	NetLink NBN Trust	3,001,000	1,831
	Mapletree Greater China Commercial Trust	2,009,100	1,797
	Hutchison Port Holdings Trust	5,363,899	1,788
	Golden Agri-Resources Ltd.	6,829,950	1,771
^	Singapore Post Ltd.	1,640,729	1,652
^	Sembcorp Marine Ltd.	882,366	1,411
	CDL Hospitality Trusts	815,653	1,091
	Ascott Residence Trust	1,217,950	1,046
	StarHub Ltd.	612,170	1,044
	United Engineers Ltd.	456,833	937
	Manulife US REIT	956,848	909
	Frasers Centrepoint Trust	523,445	883
	Keppel DC REIT	792,044	851
	Frasers Logistics & Industrial Trust	1,077,004	851
	Parkway Life REIT	402,954	846
^	Raffles Medical Group Ltd.	964,337	834
	Keppel Infrastructure Trust	2,040,489	829
	ESR-REIT	1,851,006	738
	Frasers Commercial Trust	699,969	737
	Starhill Global REIT	1,355,301	735
	OUE Hospitality Trust	1,156,691	731
	Cache Logistics Trust	1,144,326	720
	First Resources Ltd.	545,389	694
	CapitaLand Retail China Trust	577,727	682
	SIA Engineering Co. Ltd.	253,609	621
	First REIT	599,489	619
	Wing Tai Holdings Ltd.	397,852	610
	Asian Pay Television Trust	1,642,774	606
	Ascendas Hospitality Trust	982,321	602
	Frasers Property Ltd.	392,100	599
	GuocoLand Ltd.	345,300	563
	Far East Hospitality Trust	1,037,989	527
	Lippo Malls Indonesia Retail Trust	2,071,614	507
	M1 Ltd.	353,189	481
	SPH REIT	642,320	479
^	Frasers Hospitality Trust	847,000	479
	Soilbuild Business Space REIT	919,195	461
	OUE Ltd.	323,245	440
	Accordia Golf Trust	912,438	423
	Yoma Strategic Holdings Ltd.	1,269,447	409
	Sabana Shari'ah Compliant Industrial REIT	1,013,059	324
	RHT Health Trust	537,139	324
^	Sheng Siong Group Ltd.	415,299	319
	Silverlake Axis Ltd.	766,036	317
	Bumitama Agri Ltd.	289,847	157
	Indofood Agri Resources Ltd.	441,778	106
	Hyflux Ltd.	516,932	97
	Boustead Singapore Ltd.	156,922	95
^,*	Noble Group Ltd.	1,004,977	61
^,*,3	China Fishery Group Ltd.	754,600	43
^,*,3	Ezra Holdings Ltd.	1,786,900	15
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	276,736	1
^,*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	1,048,680	—
			262,996
South Korea (13.0%)
	Samsung Electronics Co. Ltd.	5,082,300	251,941
	SK Hynix Inc.	572,223	45,002
	Samsung Electronics Co. Ltd. Preference Shares	902,000	35,871
	POSCO	72,959	25,139
	KB Financial Group Inc.	426,922	24,256
	Hyundai Motor Co.	154,722	23,076
	Shinhan Financial Group Co. Ltd.	490,655	21,847
^,*	Celltrion Inc.	83,438	20,932
	NAVER Corp.	28,717	19,150

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	LG Chem Ltd.	49,276	16,494
	Hyundai Mobis Co. Ltd.	70,678	16,368
	Hana Financial Group Inc.	316,511	14,064
	LG Household & Health Care Ltd.	9,529	12,167
	SK Innovation Co. Ltd.	65,449	11,993
	Amorepacific Corp.	34,328	11,169
	LG Electronics Inc.	115,936	10,993
	KT&G Corp.	119,722	10,948
	Samsung C&T Corp.	81,932	10,687
	SK Holdings Co. Ltd.	35,935	9,836
	Samsung SDI Co. Ltd.	56,920	9,692
	Korea Electric Power Corp.	276,865	9,685
	Samsung Fire & Marine Insurance Co. Ltd.	35,766	8,930
	Kia Motors Corp.	280,114	8,648
	Woori Bank	548,296	8,186
	Samsung SDS Co. Ltd.	34,862	7,919
	Samsung Life Insurance Co. Ltd.	68,942	7,526
	LG Corp.	97,700	7,391
*,2	Samsung Biologics Co. Ltd.	14,482	6,578
	Samsung Electro-Mechanics Co. Ltd.	59,755	6,562
	NCSoft Corp.	18,762	6,289
	Lotte Chemical Corp.	15,968	6,149
	E-MART Inc.	21,856	5,502
	SK Telecom Co. Ltd.	24,754	5,289
	LG Display Co. Ltd.	242,227	5,289
	Kakao Corp.	50,303	5,176
*	Hyundai Heavy Industries Co. Ltd.	44,900	4,971
	Hyundai Engineering & Construction Co. Ltd.	80,364	4,759
	Coway Co. Ltd.	56,932	4,653
	S-Oil Corp.	45,088	4,624
	Hyundai Steel Co.	81,353	4,598
	Industrial Bank of Korea	291,609	4,573
*	Hyundai Heavy Industries Holdings Co. Ltd.	11,321	4,448
	Hyundai Motor Co. 2nd Preference Shares	40,607	4,356
^,*	SillaJen Inc.	55,777	4,351
	Korea Zinc Co. Ltd.	10,734	4,344
	AMOREPACIFIC Group	31,359	4,179
^	Celltrion Healthcare Co. Ltd.	50,094	4,163
^,*	HLB Inc.	36,972	4,163
	Mirae Asset Daewoo Co. Ltd.	455,908	4,128
	Hankook Tire Co. Ltd.	81,035	3,742
	Hotel Shilla Co. Ltd.	34,316	3,691
	Korea Investment Holdings Co. Ltd.	42,347	3,577
	Hanmi Pharm Co. Ltd.	7,588	3,285
	Hyundai Glovis Co. Ltd.	20,528	3,226
^,*	Samsung Heavy Industries Co. Ltd.	470,401	3,216
	GS Holdings Corp.	55,726	3,190
	Hyosung Corp.	25,533	3,124
	Kangwon Land Inc.	115,360	3,112
	BNK Financial Group Inc.	319,604	3,110
	DB Insurance Co. Ltd.	50,989	2,993
^,*	ViroMed Co. Ltd.	14,791	2,957
^,*	Samsung Engineering Co. Ltd.	175,336	2,920
	Lotte Shopping Co. Ltd.	12,109	2,887
	Shinsegae Inc.	7,385	2,866
	OCI Co. Ltd.	19,636	2,846
*	Korea Aerospace Industries Ltd.	70,154	2,819
	Medy-Tox Inc.	4,333	2,816
	Orion Corp.	23,883	2,772
3	Hyundai Development Co-Engineering & Construction	26,196	2,729
^,2	Netmarble Corp.	19,580	2,682
	CJ CheilJedang Corp.	8,197	2,621
	Hanwha Chemical Corp.	90,380	2,430
	LG Uplus Corp.	210,738	2,413

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Hyundai Marine & Fire Insurance Co. Ltd.	66,624	2,380
	Daelim Industrial Co. Ltd.	29,579	2,374
	Samsung Securities Co. Ltd.	68,490	2,356
	Hyundai Motor Co. Preference Shares	24,317	2,338
	KCC Corp.	6,072	2,216
	CJ Corp.	13,492	2,044
	NH Investment & Securities Co. Ltd.	139,002	2,006
	Kumho Petrochemical Co. Ltd.	19,913	1,991
	Hanwha Corp.	51,950	1,931
	S-1 Corp.	20,647	1,893
	Amorepacific Corp. Preference Shares	11,278	1,878
	Lotte Corp.	30,854	1,875
	DGB Financial Group Inc.	166,612	1,862
	Yuhan Corp.	8,678	1,854
^	GS Engineering & Construction Corp.	48,704	1,849
	Hanon Systems	178,908	1,817
	Hanwha Life Insurance Co. Ltd.	306,961	1,784
	CJ E&M Corp.	20,710	1,747
^,*	Hyundai Merchant Marine Co. Ltd.	299,814	1,690
	Com2uSCorp	11,224	1,672
	Hyundai Department Store Co. Ltd.	17,344	1,672
	Korean Air Lines Co. Ltd.	51,826	1,647
	LG Household & Health Care Ltd. Preference Shares	2,286	1,644
^	LG Innotek Co. Ltd.	15,207	1,640
	Mando Corp.	7,425	1,571
	LG Chem Ltd. Preference Shares	8,175	1,568
^,*	Celltrion Pharm Inc.	19,279	1,550
*	Korea Gas Corp.	29,616	1,514
*	Pearl Abyss Corp.	5,854	1,422
2	ING Life Insurance Korea Ltd.	36,747	1,412
	SK Discovery Co. Ltd.	34,974	1,390
*	Doosan Infracore Co. Ltd.	143,719	1,368
	Cheil Worldwide Inc.	76,657	1,365
	LS Corp.	18,782	1,362
	Fila Korea Ltd.	11,057	1,343
*	Hyundai Rotem Co. Ltd.	53,100	1,324
^,*	Genexine Co. Ltd.	12,925	1,321
^	KIWOOM Securities Co. Ltd.	11,896	1,306
^,*	Naturecell Co. Ltd.	41,844	1,294
^,*	Komipharm International Co. Ltd.	35,502	1,290
	Kolon Industries Inc.	19,725	1,257
	Green Cross Corp.	5,988	1,209
	LOTTE Fine Chemical Co. Ltd.	18,978	1,208
	Koh Young Technology Inc.	12,648	1,201
	Meritz Fire & Marine Insurance Co. Ltd.	61,416	1,200
	Doosan Corp.	10,588	1,194
*	Daewoo Engineering & Construction Co. Ltd.	200,889	1,189
	Samsung Card Co. Ltd.	33,865	1,181
	Meritz Securities Co. Ltd.	304,507	1,176
*	Doosan Heavy Industries & Construction Co. Ltd.	70,513	1,175
^	Hanssem Co. Ltd.	10,672	1,161
	Hyundai Construction Equipment Co. Ltd.	6,530	1,152
	Korean Reinsurance Co.	103,818	1,144
^	Korea Kolmar Co. Ltd.	14,957	1,141
	KEPCO Plant Service & Engineering Co. Ltd.	24,013	1,135
^,*	Hanall Biopharma Co. Ltd.	40,068	1,134
*	CJ Logistics Corp.	7,771	1,133
	Cosmax Inc.	7,677	1,121
	NongShim Co. Ltd.	3,702	1,119
^	Paradise Co. Ltd.	51,007	1,107
	Green Cross Holdings Corp.	31,071	1,106
*	Hugel Inc.	2,348	1,102
^	Hanmi Science Co. ltd	15,002	1,086
^,*	Pan Ocean Co. Ltd.	208,943	1,067

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Posco Daewoo Corp.	50,815	1,067
	Hana Tour Service Inc.	9,361	1,034
	LS Industrial Systems Co. Ltd.	16,180	1,033
	Ottogi Corp.	1,366	1,013
^,*	Kumho Tire Co. Inc.	173,204	998
^	CJ CGV Co. Ltd.	14,273	991
^	Hyundai Elevator Co. Ltd.	10,230	988
	Youngone Corp.	34,619	966
	Douzone Bizon Co. Ltd.	21,002	966
^,*	TELCON Inc.	74,060	965
^,*	Hyundai Mipo Dockyard Co. Ltd.	11,547	959
	GS Retail Co. Ltd.	27,550	957
	WONIK IPS Co. Ltd.	29,567	940
	LOTTE Himart Co. Ltd.	13,374	929
*	G-treeBNT Co. Ltd.	20,419	895
^,*	Hanwha Aerospace Co. Ltd.	39,602	888
	Dongsuh Cos. Inc.	34,006	875
*	Medipost Co. Ltd.	7,412	862
	Doosan Bobcat Inc.	28,336	860
	SK Networks Co. Ltd.	162,735	853
	Hyundai Greenfood Co. Ltd.	58,935	846
^	Hyundai Wia Corp.	16,854	844
	BGF Co. Ltd.	69,631	824
	Korea Petrochemical Ind Co. Ltd.	3,099	793
	Daewoong Pharmaceutical Co. Ltd.	4,759	787
^	SK Materials Co. Ltd.	5,354	769
^	POSCO Chemtech Co. Ltd.	22,546	768
^,*	Chabiotech Co. Ltd.	38,255	760
^,*	Pharmicell Co. Ltd.	47,087	759
	Taekwang Industrial Co. Ltd.	624	758
	Bukwang Pharmaceutical Co. Ltd.	31,192	753
^,*	Yungjin Pharmaceutical Co. Ltd.	93,736	748
	Hanjin Kal Corp.	32,724	744
	Chong Kun Dang Pharmaceutical Corp.	6,813	741
	Seoul Semiconductor Co. Ltd.	41,891	738
	LG Electronics Inc. Preference Shares	18,737	734
	Innocean Worldwide Inc.	11,533	715
	Poongsan Corp.	19,839	704
	Hanil Cement Co. Ltd.	4,516	701
	SKC Co. Ltd.	19,722	699
	Lotte Chilsung Beverage Co. Ltd.	452	685
	Hyundai Home Shopping Network Corp.	6,737	682
^	Samyang Holdings Corp.	6,560	679
	LG International Corp.	27,508	678
	BGF retail Co. Ltd.	3,758	671
^,*	Ecopro Co. Ltd.	19,571	658
	Hite Jinro Co. Ltd.	32,231	656
	Dongkuk Steel Mill Co. Ltd.	63,258	647
^,*	NHN Entertainment Corp.	11,271	646
	JB Financial Group Co. Ltd.	112,669	645
	CJ O Shopping Co. Ltd.	3,027	631
	Ssangyong Cement Industrial Co. Ltd.	22,448	626
	Daou Technology Inc.	27,564	618
	Modetour Network Inc.	17,879	618
	Hansol Chemical Co. Ltd.	9,332	615
^	SFA Engineering Corp.	20,230	612
*	Hyundai Electric & Energy System Co. Ltd.	6,910	606
	DoubleUGames Co. Ltd.	10,400	604
	Eo Technics Co. Ltd.	8,533	598
	LEENO Industrial Inc.	11,124	594
	Huchems Fine Chemical Corp.	23,812	591
	Kakao M Corp.	7,054	589
	Iljin Materials Co. Ltd.	18,987	588
	Hanwha General Insurance Co. Ltd.	83,683	585

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^,*	CrystalGenomics Inc.	24,855	585
	SKCKOLONPI Inc.	14,529	584
*	Osstem Implant Co. Ltd.	11,132	571
	Grand Korea Leisure Co. Ltd.	22,405	570
*	SM Entertainment Co. Ltd.	17,136	569
	Kolon Life Science Inc.	7,699	569
^,*	Seegene Inc.	17,491	568
	L&F Co. Ltd.	15,805	560
	Daesang Corp.	22,470	557
	Dentium Co. Ltd.	7,606	557
	GS Home Shopping Inc.	3,326	540
	JW Pharmaceutical Corp.	13,919	538
	DB HiTek Co. Ltd.	43,086	538
*	Webzen Inc.	20,311	536
	LF Corp.	20,375	536
	InBody Co. Ltd.	13,337	535
^,*	Toptec Co. Ltd.	21,622	535
	Songwon Industrial Co. Ltd.	19,838	534
	Korea Real Estate Investment & Trust Co. Ltd.	184,181	529
	Taeyoung Engineering & Construction Co. Ltd.	48,569	529
	Ilyang Pharmaceutical Co. Ltd.	13,766	526
^,*	DIO Corp.	13,531	525
^,*	Amicogen Inc.	17,228	524
*	Asiana Airlines Inc.	106,218	524
*	BH Co. Ltd.	26,113	523
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,022	518
*	Foosung Co. Ltd.	58,737	514
	Soulbrain Co. Ltd.	9,335	512
	Orion Holdings Corp.	21,959	502
	Dongwon Industries Co. Ltd.	1,584	500
*	iNtRON Biotechnology Inc.	11,954	498
^,*	GemVax & Kael Co. Ltd.	27,900	497
^,*	CMG Pharmaceutical Co. Ltd.	87,721	495
	LG Hausys Ltd.	6,458	491
	Handsome Co. Ltd.	15,643	486
	Hankook Tire Worldwide Co. Ltd.	28,152	482
	Dong-A ST Co. Ltd.	4,596	471
^,*	Peptron Inc.	7,235	465
	Daishin Securities Co. Ltd.	36,349	464
	KEPCO Engineering & Construction Co. Inc.	13,462	463
	Nexen Tire Corp.	40,974	462
^	Kumho Industrial Co. Ltd.	37,433	461
	NICE Holdings Co. Ltd.	24,392	453
	WeMade Entertainment Co. Ltd.	7,992	446
^	LIG Nex1 Co. Ltd.	12,087	446
	Tongyang Inc.	216,659	446
	Young Poong Corp.	565	446
^,*	Taihan Electric Wire Co. Ltd.	283,191	445
	Korea Kolmar Holdings Co. Ltd.	8,344	445
	Dongjin Semichem Co. Ltd.	33,872	444
	Huons Co. Ltd.	3,891	441
	Mirae Asset Life Insurance Co. Ltd.	86,354	440
^,*	Jenax Inc.	16,614	439
	Lotte Food Co. Ltd.	628	437
	IS Dongseo Co. Ltd.	14,273	435
	AK Holdings Inc.	6,362	434
*	ATGen Co. Ltd.	23,030	431
	TES Co. Ltd.	15,234	426
	Halla Holdings Corp.	8,765	420
	Korea Electric Terminal Co. Ltd.	8,819	418
	Meritz Financial Group Inc.	31,983	416
^,*	Vidente Co. Ltd.	23,094	413
	NICE Information Service Co. Ltd.	44,140	409
	Innox Advanced Materials Co. Ltd.	6,441	404

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Hansae Co. Ltd.	19,028	401
	HS Industries Co. Ltd.	50,258	401
	Jusung Engineering Co. Ltd.	42,052	400
	Hanwha Corp. Preference Shares	25,129	400
	SK Gas Ltd.	4,523	397
	Partron Co. Ltd.	50,427	395
	Dong-A Socio Holdings Co. Ltd.	3,349	393
	Daewoong Co. Ltd.	22,255	386
^	Huons Global Co. Ltd.	5,718	380
*	SK Securities Co. Ltd.	337,489	380
	Namyang Dairy Products Co. Ltd.	586	372
	Binggrae Co. Ltd.	5,938	369
*	Korea Line Corp.	13,850	369
	Maeil Dairies Co. Ltd.	4,866	363
^	YG Entertainment Inc.	12,812	350
	Jeil Pharmaceutical Co. Ltd.	9,268	349
^	Hanjin Transportation Co. Ltd.	14,363	345
	JW Holdings Corp.	42,752	344
	Seah Besteel Corp.	13,541	341
	Shinyoung Securities Co. Ltd.	6,228	340
^	Ahnlab Inc.	5,702	340
	Able C&C Co. Ltd.	21,128	339
	Silicon Works Co. Ltd.	9,693	339
	Lock&Lock Co. Ltd.	15,389	339
	Hansol Paper Co. Ltd.	20,828	334
*	Yuanta Securities Korea Co. Ltd.	78,425	331
*	Homecast Co. Ltd.	37,009	331
^	Posco ICT Co. Ltd.	50,296	328
^	Lotte Confectionery Co. Ltd.	1,842	327
^	Dawonsys Co. Ltd.	17,532	323
	Caregen Co. Ltd.	3,866	322
^	Kolon Corp.	6,659	322
*	Hanwha Investment & Securities Co. Ltd.	107,257	321
^,*	Gamevil Inc.	5,731	320
	Namhae Chemical Corp.	18,610	316
^	Korea Asset In Trust Co. Ltd.	53,791	311
	ST Pharm Co. Ltd.	8,420	311
^,*	COSON Co. Ltd.	21,358	309
^	It's Hanbul Co. Ltd.	5,498	305
	Samyang Corp.	3,651	304
^,*	Binex Co. Ltd.	21,825	302
	SPC Samlip Co. Ltd.	2,486	299
	Youngone Holdings Co. Ltd.	5,862	294
*	Naturalendo Tech Co. Ltd.	17,385	292
	DongKook Pharmaceutical Co. Ltd.	4,442	291
	Vieworks Co. Ltd.	8,021	290
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	289
^,*	Cellumed Co. Ltd.	15,205	288
	SL Corp.	13,785	285
	Daeduck GDS Co. Ltd.	20,266	280
	Samchully Co. Ltd.	2,633	275
^,*	Emerson Pacific Inc.	39,180	273
*	KTB Investment & Securities Co. Ltd.	44,088	270
	Green Cross Cell Corp.	5,374	268
*	Aprogen pharmaceuticals Inc.	69,551	266
^,*	CUROCOM Co. Ltd.	112,774	265
	Advanced Process Systems Corp.	12,111	261
*	Hanjin Heavy Industries & Construction Co. Ltd.	82,463	260
*	APS Holdings Corp.	42,067	257
*	Hansol Technics Co. Ltd.	22,258	252
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	252
	KC Tech Co. Ltd.	12,447	245
	S&T Motiv Co. Ltd.	7,963	244
^,*	NUTRIBIOTECH Co. Ltd.	9,356	243

57

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tongyang Life Insurance Co. Ltd.	31,110	239
*	Cuckoo Homesys Co. Ltd.	1,202	239
	Dongwon F&B Co. Ltd.	1,066	238
*	Leaders Cosmetics Co. Ltd.	11,056	233
	Lutronic Corp.	14,122	233
^,*	Interflex Co. Ltd.	13,049	232
	Sebang Global Battery Co. Ltd.	7,567	230
	Daeduck Electronics Co.	29,381	228
	Sindoh Co. Ltd.	3,962	224
	Kwangju Bank Co. Ltd.	21,375	223
	SeAH Steel Corp.	2,547	222
	Hyundai Livart Furniture Co. Ltd.	9,784	221
	KISWIRE Ltd.	8,000	219
	Cell Biotech Co. Ltd.	5,481	218
	i-SENS Inc.	8,269	217
*	SFA Semicon Co. Ltd.	97,638	214
^,*	Seobu T&D	21,296	209
	Muhak Co. Ltd.	13,199	209
	Hancom Inc.	13,852	204
	Chongkundang Holdings Corp.	3,115	203
	Daekyo Co. Ltd.	27,547	202
	Hansol Holdings Co. Ltd.	40,933	202
*	Wonik Holdings Co. Ltd.	31,912	200
	CJ Hello Co. Ltd.	25,075	200
^,*	Eugene Investment & Securities Co. Ltd.	56,837	198
	NS Shopping Co. Ltd.	14,990	196
^	Humedix Co. Ltd.	5,256	194
*	Ssangyong Motor Co.	40,269	190
	Youlchon Chemical Co. Ltd.	12,047	186
^	Sung Kwang Bend Co. Ltd.	15,908	186
*	Neowiz	11,282	183
*	Insun ENT Co. Ltd.	24,551	182
^	Hankook Shell Oil Co. Ltd.	578	180
	Maeil Holdings Co. Ltd.	11,904	179
*	GNCO Co. Ltd.	65,482	177
	iMarketKorea Inc.	20,930	177
	E1 Corp.	2,974	174
^	Sungwoo Hitech Co. Ltd.	31,431	173
^	Coreana Cosmetics Co. Ltd.	22,740	171
	TK Corp.	12,269	165
	Cosmax BTI Inc	4,116	164
	Daishin Securities Co. Ltd. Preference Shares	19,354	164
	KT Skylife Co. Ltd.	13,988	163
	KC Co. Ltd.	8,503	162
	Byucksan Corp.	41,431	161
	CJ CheilJedang Corp. Preference Shares	1,253	159
	Kyobo Securities Co. Ltd.	16,417	158
^,*	Duk San Neolux Co. Ltd.	11,208	157
	KISCO Corp.	21,795	156
	SBS Media Holdings Co. Ltd.	55,748	154
^	CJ Freshway Corp.	4,321	153
	Hyundai Corp.	7,187	150
	Dae Han Flour Mills Co. Ltd.	842	148
*	S&T Dynamics Co. Ltd.	21,412	147
^,*	Taewoong Co. Ltd.	8,132	144
^,*	KH Vatec Co. Ltd.	12,932	141
*	Lumens Co. Ltd.	37,737	140
*	Doosan Engine Co. Ltd.	23,830	139
*	G-SMATT GLOBAL Co. Ltd.	12,258	132
^,*	CrucialTec Co. Ltd.	36,389	128
	Woongjin Thinkbig Co. Ltd.	19,431	128
	Sam Young Electronics Co. Ltd.	11,192	126
	NEPES Corp.	15,206	123
^,*	Agabang&Company	22,329	121

58

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

					Market
					Value
				Shares	($000)
	GOLFZON Co. Ltd.			2,849	119
	Interpark Holdings Corp.			36,083	118
	LVMC Holdings			25,107	118
	ICD Co. Ltd.			12,547	114
	Humax Co. Ltd.			14,878	113
	DB Financial Investment Co. Ltd.			24,758	108
*	KONA I Co. Ltd.			11,398	107
^,*	Samsung Pharmaceutical Co. Ltd.			28,069	102
	INTOPS Co. Ltd.			11,234	97
	DY Corp.			16,308	96
*	Eusu Holdings Co. Ltd.			15,078	96
	Cuckoo Holdings Co. Ltd.			841	93
	Seoyon E-Hwa Co. Ltd.			12,026	93
*	Duksan Hi-Metal Co. Ltd.			12,546	83
	Hyundai Corp. Holdings Inc.			1,558	21
	Seoyon Co. Ltd.			2,966	17
	MegaStudy Co. Ltd.			458	16
*	HDC Hyundai Development Co-Engineering & Construction			36,602	—

					1,051,846

Total Common Stocks (Cost $7,819,811)					8,067,116

		Coupon

Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
4,5	Vanguard Market Liquidity Fund	1.886%		1,979,369	197,937

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.391%	5/3/18	600	600
6	United States Treasury Bill	1.403%	5/10/18	300	300
6	United States Treasury Bill	1.414%	5/24/18	150	150
6	United States Treasury Bill	1.422%	5/31/18	200	200
6	United States Treasury Bill	1.475%-1.150%	6/21/18	700	698
	United States Treasury Bill	1.941%	9/27/18	600	595
6	United States Treasury Bill	1.934%	10/11/18	500	496

					3,039

Total Temporary Cash Investments (Cost $201,002)					200,976

Total Investments (101.8%) (Cost $8,020,813)					8,268,092
Other Assets and Liabilities—Net (-1.8%)[5,7]					(146,177)

Net Assets (100%)					8,121,915

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $187,113,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $24,116,000, representing
0.3% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $197,937,000 of collateral received for securities on loan.
6 Securities with a value of $1,843,000 have been segregated as initial margin for open futures contracts.

59

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2018

7 Cash of $850,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

60

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA722 062018

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)

Common Stocks (99.6%)[1]
Australia (2.2%)
Commonwealth Bank of Australia	552,122	29,729
BHP Billiton Ltd.	1,024,561	23,902
Westpac Banking Corp.	1,072,797	23,044
Australia & New Zealand Banking Group Ltd.	934,852	18,793
National Australia Bank Ltd.	862,567	18,751
CSL Ltd.	142,032	18,193
Wesfarmers Ltd.	359,165	11,816
Woolworths Group Ltd.	407,342	8,520
Macquarie Group Ltd.	96,829	7,886
Rio Tinto Ltd.	128,960	7,675
Woodside Petroleum Ltd.	294,115	7,127
Transurban Group	700,109	6,101
Scentre Group	1,615,760	4,884
South32 Ltd.	1,639,495	4,550
Insurance Australia Group Ltd.	751,397	4,448
Suncorp Group Ltd.	415,259	4,368
Westfield Corp.	601,650	4,158
Aristocrat Leisure Ltd.	205,122	4,115
* Origin Energy Ltd.	538,400	3,931
Amcor Ltd.	372,009	3,834
Newcrest Mining Ltd.	240,737	3,816
Goodman Group	539,634	3,671
Brambles Ltd.	488,382	3,614
AGL Energy Ltd.	206,036	3,358
Treasury Wine Estates Ltd.	223,615	3,194
QBE Insurance Group Ltd.	421,338	3,147
Telstra Corp. Ltd.	1,321,631	3,142
AMP Ltd.	923,721	2,796
LendLease Group	196,267	2,632
ASX Ltd.	59,405	2,612
* Santos Ltd.	544,122	2,506
Cochlear Ltd.	17,200	2,503
Oil Search Ltd.	408,256	2,402
James Hardie Industries plc	135,486	2,393
Stockland	742,854	2,309
Sonic Healthcare Ltd.	128,844	2,284
APA Group	364,095	2,279
Dexus	312,808	2,225
BlueScope Steel Ltd.	172,082	2,115
Aurizon Holdings Ltd.	611,003	2,056
GPT Group	553,975	2,009
Ramsay Health Care Ltd.	39,857	1,938
Tabcorp Holdings Ltd.	586,012	1,927
Mirvac Group	1,138,022	1,910
Computershare Ltd.	148,593	1,890
Boral Ltd.	363,320	1,870
Caltex Australia Ltd.	80,185	1,865
Medibank Pvt Ltd.	847,609	1,863
Fortescue Metals Group Ltd.	541,122	1,836
Sydney Airport	339,574	1,818
Vicinity Centres	992,207	1,817
Orica Ltd.	116,965	1,743
SEEK Ltd.	105,541	1,535
Alumina Ltd.	777,980	1,531
Incitec Pivot Ltd.	524,440	1,492
Challenger Ltd.	179,331	1,450
CIMIC Group Ltd.	35,669	1,214
Iluka Resources Ltd.	132,678	1,165
Bendigo & Adelaide Bank Ltd.	138,904	1,106
Crown Resorts Ltd.	111,700	1,084
Coca-Cola Amatil Ltd.	152,009	1,061

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Qantas Airways Ltd.	237,276	1,026
	Macquarie Atlas Roads Group	204,158	987
	Star Entertainment Grp Ltd.	247,491	979
	Orora Ltd.	367,957	923
	REA Group Ltd.	15,229	922
	Healthscope Ltd.	504,579	919
	Downer EDI Ltd.	178,394	918
	Bank of Queensland Ltd.	118,997	897
	ALS Ltd.	150,435	878
	Link Administration Holdings Ltd.	140,848	876
	Northern Star Resources Ltd.	181,581	867
*	Xero Ltd.	29,742	846
	Magellan Financial Group Ltd.	48,190	842
	Ansell Ltd.	42,783	836
	Evolution Mining Ltd.	348,254	832
	Flight Centre Travel Group Ltd.	17,961	752
	Metcash Ltd.	278,505	752
	AusNet Services	547,825	707
	IOOF Holdings Ltd.	105,254	707
	DuluxGroup Ltd.	121,559	707
	Whitehaven Coal Ltd.	203,455	702
	WorleyParsons Ltd.	56,553	689
	JB Hi-Fi Ltd.	35,287	680
	Adelaide Brighton Ltd.	139,832	675
	Charter Hall Group	150,707	667
	Beach Energy Ltd.	564,598	666
	CSR Ltd.	153,212	646
	Sims Metal Management Ltd.	51,767	626
	carsales. com Ltd.	58,206	625
	Nufarm Ltd.	89,971	615
	Reliance Worldwide Corp. Ltd.	170,146	604
	Qube Holdings Ltd.	340,143	586
	Independence Group NL	149,998	577
	Mineral Resources Ltd.	42,971	575
	Domino's Pizza Enterprises Ltd.	17,875	566
	OZ Minerals Ltd.	79,925	552
	Regis Resources Ltd.	155,747	550
	InvoCare Ltd.	55,303	540
	Cleanaway Waste Management Ltd.	452,216	537
	nib holdings Ltd.	126,265	528
	Corporate Travel Management Ltd.	27,898	519
	Costa Group Holdings Ltd.	93,666	511
	Bapcor Ltd.	114,512	505
	Altium Ltd.	33,171	504
	St. Barbara Ltd.	157,627	503
	Steadfast Group Ltd.	240,190	495
	GrainCorp Ltd. Class A	69,791	464
	Investa Office Fund	140,876	464
	Primary Health Care Ltd.	161,995	462
^	Harvey Norman Holdings Ltd.	165,211	435
	BT Investment Management Ltd.	63,230	434
^	TPG Telecom Ltd.	102,672	431
	GUD Holdings Ltd.	45,142	429
*	NEXTDC Ltd.	82,082	422
*	Lynas Corp. Ltd.	213,777	412
*	Vocus Group Ltd.	211,206	388
	Fairfax Media Ltd.	712,339	381
	Nine Entertainment Co. Holdings Ltd.	214,863	380
*	Saracen Mineral Holdings Ltd.	270,201	380
	APN Outdoor Group Ltd.	91,827	376
	Seven Group Holdings Ltd.	27,557	376
	Monadelphous Group Ltd.	29,944	362
	Shopping Centres Australasia Property Group	199,952	357
	Perpetual Ltd.	11,643	351

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Charter Hall Long Wale REIT	114,066	350
	Sirtex Medical Ltd.	16,289	341
	IRESS Ltd.	43,139	338
	Charter Hall Retail REIT	110,111	326
	Platinum Asset Management Ltd.	76,033	323
	Cromwell Property Group	395,933	322
	Credit Corp. Group Ltd.	23,381	315
	BWP Trust	133,644	314
2	MYOB Group Ltd.	128,019	312
^	Blackmores Ltd.	3,503	310
	Western Areas Ltd.	119,037	307
	Breville Group Ltd.	35,800	306
	SpeedCast International Ltd.	68,230	303
	ARB Corp. Ltd.	19,394	302
	Gateway Lifestyle	198,894	297
	Navitas Ltd.	91,551	293
*	Bellamy's Australia Ltd.	21,436	290
	Washington H Soul Pattinson & Co. Ltd.	19,852	290
	SmartGroup Corp. Ltd.	34,915	284
	Premier Investments Ltd.	23,993	283
	Ardent Leisure Group	199,337	282
	Webjet Ltd.	33,512	276
	Aveo Group	139,512	274
	Super Retail Group Ltd.	48,655	263
	Viva Energy REIT	172,615	262
*,^	Orocobre Ltd.	62,464	261
	Centuria Industrial REIT	136,743	258
	Rural Funds Group	159,898	256
*,^	Galaxy Resources Ltd.	111,184	252
	Bega Cheese Ltd.	46,740	249
	Cedar Woods Properties Ltd.	54,024	249
*,^	Pilbara Minerals Ltd.	363,234	248
	Abacus Property Group	89,420	243
	National Storage REIT	201,344	242
	Southern Cross Media Group Ltd.	276,821	240
	Collins Foods Ltd.	58,857	237
	G8 Education Ltd.	138,748	236
	Mantra Group Ltd.	79,163	235
	Sandfire Resources NL	38,621	229
	SeaLink Travel Group Ltd.	75,796	224
	Technology One Ltd.	59,623	221
	Folkestone Education Trust	102,041	219
	Appen Ltd.	30,479	219
*,^	Afterpay Touch Group Ltd.	48,771	217
	Elders Ltd.	36,460	216
	oOh!media Ltd.	57,538	210
	Sigma Healthcare Ltd.	353,007	205
*,^	Kidman Resources Ltd.	136,924	201
	Virtus Health Ltd.	46,924	199
	IDP Education Ltd.	34,158	197
	McMillan Shakespeare Ltd.	15,440	195
	Eclipx Group Ltd.	79,787	194
*,^	Syrah Resources Ltd.	80,877	194
	Pact Group Holdings Ltd.	45,255	193
*,^	Mayne Pharma Group Ltd.	376,918	192
	GWA Group Ltd.	65,018	188
	RCR Tomlinson Ltd.	60,010	183
*	Dacian Gold Ltd.	82,981	177
	Growthpoint Properties Australia Ltd.	68,415	177
^	Select Harvests Ltd.	37,320	175
	Estia Health Ltd.	60,540	161
	GDI Property Group	169,730	160
*	Emeco Holdings Ltd.	753,746	158
	Bingo Industries Ltd.	79,759	158

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Aventus Retail Property Fund Ltd.	95,328	154
	Ausdrill Ltd.	73,605	154
	Automotive Holdings Group Ltd.	60,314	153
	IPH Ltd.	54,206	149
	Ingenia Communities Group	74,082	148
*	NRW Holdings Ltd.	152,504	146
*	Mesoblast Ltd.	129,445	142
^	Genworth Mortgage Insurance Australia Ltd.	81,279	142
^	Greencross Ltd.	35,208	140
	Hotel Property Investments	60,363	139
	Brickworks Ltd.	11,518	138
	Tassal Group Ltd.	45,415	132
	Domain Holdings Australia Ltd.	56,609	131
	Tox Free Solutions Ltd.	48,450	125
	WiseTech Global Ltd.	15,960	120
*	Decmil Group Ltd.	125,952	118
*	Starpharma Holdings Ltd.	129,509	115
	Reject Shop Ltd.	20,798	115
	Arena REIT	68,505	115
	FlexiGroup Ltd.	73,158	113
*	Clean TeQ Holdings Ltd.	164,077	113
	Inghams Group Ltd.	39,642	112
*	Gold Road Resources Ltd.	176,515	105
	ERM Power Ltd.	79,429	102
*	Senex Energy Ltd.	319,614	99
*,^	Nanosonics Ltd.	54,585	98
*	Cardno Ltd.	104,821	95
	Resolute Mining Ltd.	107,430	92
	Japara Healthcare Ltd.	64,092	91
	Cabcharge Australia Ltd.	65,725	91
*	Australian Agricultural Co. Ltd.	106,617	88
	HT&E Ltd.	47,055	83
	Seven West Media Ltd.	191,420	80
	Regis Healthcare Ltd.	27,703	80
	Australian Pharmaceutical Industries Ltd.	78,311	80
	BWX Ltd.	20,537	78
^	iSentia Group Ltd.	128,585	77
	SG Fleet Group Ltd.	27,592	73
*	Perseus Mining Ltd.	207,674	71
*	Infigen Energy	134,985	70
	Accent Group Ltd.	73,467	69
*	Westgold Resources Ltd.	57,371	63
	Asaleo Care Ltd.	64,802	63
*	Highfield Resources Ltd.	94,587	62
	Ainsworth Game Technology Ltd.	39,806	57
	Myer Holdings Ltd.	192,568	56
	OFX Group Ltd.	39,620	54
	MACA Ltd.	54,308	53
*	Village Roadshow Ltd.	30,616	50
	Superloop Ltd.	31,917	45
	WPP AUNZ Ltd.	58,559	40
*,^	Karoon Gas Australia Ltd.	40,339	38
*,^	Liquefied Natural Gas Ltd.	123,849	37
	Mount Gibson Iron Ltd.	105,993	33
	NZME Ltd.	47,055	28
^	Blue Sky Alternative Investments Ltd.	10,502	24
^	Retail Food Group Ltd.	33,135	23
	Vita Group Ltd.	27,685	22
*	MMA Offshore Ltd.	80,736	14
*,3	Quintis Ltd.	62,856	14
*,3	Beadell Resources Ltd.	223,979	14
	Thorn Group Ltd.	17,486	8
*	Cash Converters International Ltd.	29,337	8
*,3	DSHE Holdings Ltd.	14,824	—

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,3	Jacana Minerals Ltd.	5,347	—
			365,896
Austria (0.1%)
	Erste Group Bank AG	91,345	4,467
	OMV AG	43,566	2,698
	voestalpine AG	35,117	1,853
*	Raiffeisen Bank International AG	39,735	1,341
	ANDRITZ AG	21,920	1,178
	IMMOFINANZ AG	383,558	1,004
	Wienerberger AG	36,350	916
*,3	BUWOG AG Acceptance Line	24,507	860
	CA Immobilien Anlagen AG	24,516	850
	Lenzing AG	4,449	518
	Oesterreichische Post AG	9,480	455
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	423
*	Schoeller-Bleckmann Oilfield Equipment AG	3,228	399
	Mayr Melnhof Karton AG	2,627	398
	BUWOG AG	10,508	369
	UNIQA Insurance Group AG	30,201	362
	Telekom Austria AG Class A	35,662	340
	S IMMO AG	16,526	327
	Verbund AG	8,641	268
	Strabag SE	5,036	207
	EVN AG	7,792	159
	Agrana Beteiligungs AG	1,238	145
	DO & CO AG	2,285	142
	Flughafen Wien AG	3,428	139
	Palfinger AG	2,713	102
	Kapsch TrafficCom AG	2,165	96
^	Porr AG	2,073	74
	Zumtobel Group AG	6,626	60
	Semperit AG Holding	2,008	44
			20,194
Belgium (0.4%)
	Anheuser-Busch InBev SA/NV	239,739	23,814
	KBC Group NV	87,900	7,642
	Umicore SA	64,157	3,568
	Ageas	58,145	3,110
	Solvay SA Class A	21,274	2,959
	UCB SA	37,042	2,790
	Groupe Bruxelles Lambert SA	22,008	2,516
^	Proximus SADP	43,172	1,323
	Ackermans & van Haaren NV	6,847	1,235
*	Ablynx NV	20,484	1,104
	Colruyt SA	18,920	1,065
	Cofinimmo SA	6,731	893
*	Telenet Group Holding NV	14,476	846
	Sofina SA	4,095	715
	bpost SA	31,474	690
	Warehouses De Pauw CVA	5,335	656
	Ontex Group NV	24,697	633
	KBC Ancora	9,536	576
	Aedifica SA	6,207	563
	Elia System Operator SA/NV	8,714	551
	Melexis NV	5,683	541
	Bekaert SA	12,070	507
	Befimmo SA	7,515	488
*	Tessenderlo Chemie NV (Voting Shares)	11,201	470
	Gimv NV	5,013	300
	Barco NV	2,159	279
	Kinepolis Group NV	3,966	277
	Euronav NV	31,591	255
*	AGFA-Gevaert NV	71,121	254
	D'ieteren SA/NV	5,632	240

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	EVS Broadcast Equipment SA	7,220	237
	Wereldhave Belgium NV	1,982	229
	Cie d'Entreprises CFE	1,711	215
	Econocom Group SA/NV	30,696	198
	Orange Belgium SA	9,214	191
	Van de Velde NV	4,488	185
*,^	Nyrstar (Voting Shares)	22,019	152
^	Greenyard NV	6,750	142
^	Ion Beam Applications	5,029	103
			62,512
Brazil (0.9%)
	Vale SA Class B ADR	659,248	9,124
	Itau Unibanco Holding SA Preference Shares	576,718	8,398
	Banco Bradesco SA ADR	797,165	7,812
*	Petroleo Brasileiro SA Preference Shares	945,192	6,198
	Itau Unibanco Holding SA ADR	417,871	6,072
	Ambev SA ADR	891,448	5,901
	Vale SA	355,652	4,941
	Itausa - Investimentos Itau SA Preference Shares	1,220,755	4,743
	B3 SA - Brasil Bolsa Balcao	604,750	4,367
*	Petroleo Brasileiro SA	608,446	4,278
	Banco do Brasil SA	398,293	4,173
	Ambev SA	493,937	3,289
	Banco Bradesco SA Preference Shares	333,141	3,287
*	Petroleo Brasileiro SA ADR Preference Shares	221,550	2,913
	Ultrapar Participacoes SA	130,848	2,258
	Lojas Renner SA	217,540	2,025
	Kroton Educacional SA	474,036	1,896
	Cielo SA	341,588	1,872
	Telefonica Brasil SA Preference Shares	127,964	1,795
	Suzano Papel e Celulose SA	146,834	1,721
	Banco Bradesco SA	188,568	1,717
	BB Seguridade Participacoes SA	207,839	1,630
*	Rumo SA	333,683	1,414
	Klabin SA	232,700	1,410
	Fibria Celulose SA	70,300	1,381
	Banco Santander Brasil SA	122,100	1,328
*	BRF SA	186,824	1,323
	Lojas Americanas SA Preference Shares	230,858	1,315
	Raia Drogasil SA	66,600	1,308
	WEG SA	237,278	1,204
	CCR SA	346,644	1,183
	Localiza Rent a Car SA	142,635	1,136
	Cia de Saneamento Basico do Estado de Sao Paulo	107,200	1,076
	Gerdau SA Preference Shares	224,300	1,066
	Hypera SA	114,412	1,029
*	Petroleo Brasileiro SA ADR	72,495	1,021
	Equatorial Energia SA	50,200	1,020
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	44,121	992
	Embraer SA ADR	36,363	917
	Braskem SA Preference Shares	64,180	836
	TIM Participacoes SA	182,600	831
	JBS SA	325,398	813
	BR Malls Participacoes SA	254,818	794
	Estacio Participacoes SA	77,400	705
	Bradespar SA Preference Shares	67,900	689
	Magazine Luiza SA	22,500	685
	Gerdau SA ADR	142,526	666
	Embraer SA	91,400	578
	Metalurgica Gerdau SA Preference Shares Class A	256,300	572
	Fleury SA	71,200	531
	Petrobras Distribuidora SA	80,895	530
	Energisa SA	55,400	524
	CVC Brasil Operadora e Agencia de Viagens SA	31,000	513

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Centrais Eletricas Brasileiras SA Preference Shares	76,500	498
*	Centrais Eletricas Brasileiras SA	90,300	492
	Cia Energetica de Minas Gerais Preference Shares	199,976	483
*	B2W Cia Digital	58,462	482
	Lojas Americanas SA	110,729	471
	Qualicorp SA	67,000	466
	Cosan SA Industria e Comercio	40,800	463
	Multiplan Empreendimentos Imobiliarios SA	24,007	456
	Natura Cosmeticos SA	49,500	455
	Engie Brasil Energia SA	43,100	455
	EDP - Energias do Brasil SA	103,467	410
	IRB Brasil Resseguros S/A	30,300	409
	Sao Martinho SA	83,400	404
	Smiles Fidelidade SA	19,500	401
	Sul America SA	62,244	384
	Porto Seguro SA	28,372	366
	Banco BTG Pactual SA	56,492	361
	Duratex SA	112,885	345
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	34,808	339
*	Atacadao Distribuicao Comercio e Industria Ltda	78,571	339
	TOTVS SA	36,100	330
	MRV Engenharia e Participacoes SA	75,200	322
	M Dias Branco SA	25,200	317
	Transmissora Alianca de Energia Eletrica SA	50,927	310
	Odontoprev SA	71,900	308
	TIM Participacoes SA ADR	13,500	307
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	304
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	15,577	302
	Iochpe Maxion SA	36,924	296
	Cia de Saneamento de Minas Gerais-COPASA	20,489	295
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	288
	Via Varejo SA	33,500	284
*	Azul SA Prior Preference Shares.	27,000	281
	Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	268
	Cia de Saneamento do Parana	15,860	267
*	Cia Energetica de Minas Gerais	114,724	252
	Cia de Saneamento do Parana Preference Shares	82,300	251
	Cia Energetica de Sao Paulo Preference Shares	46,585	233
	Grendene SA	29,700	232
*,^	Cia Siderurgica Nacional SA ADR	89,670	225
*	Cia Siderurgica Nacional SA	86,800	218
	Iguatemi Empresa de Shopping Centers SA	21,200	216
	Arezzo Industria e Comercio SA	14,200	215
	Cia Hering	38,400	209
*	Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	207
	QGEP Participacoes SA	52,800	192
	Linx SA	29,400	188
*	Cosan Logistica SA	60,300	188
	Randon Participacoes SA Preference Shares	71,064	178
*	Marfrig Global Foods SA	77,700	176
	SLC Agricola SA	13,300	170
	Magnesita Refratarios SA	10,260	168
	Aliansce Shopping Centers SA	34,069	167
	Alupar Investimento SA	33,158	165
	Anima Holding SA	27,664	162
	EcoRodovias Infraestrutura e Logistica SA	56,200	160
	AES Tiete Energia SA	46,361	151
	Cia Paranaense de Energia	23,100	151
	Light SA	29,973	150
	Dommo Energia SA	343,800	133
	Marcopolo SA Preference Shares	114,295	133
	Cia Paranaense de Energia Preference Shares	17,400	133
	Multiplus SA	16,200	132
*	Itausa - Investimentos Itau SA	34,099	131

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Alpargatas SA Preference Shares	28,989	129
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	7,516	127
	Tupy SA	23,300	126
	Ez Tec Empreendimentos e Participacoes SA	21,859	125
*	Construtora Tenda SA	16,886	123
*	Even Construtora e Incorporadora SA	92,000	119
	BR Properties SA	44,276	112
	Movida Participacoes SA	43,300	100
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,538	97
	Instituto Hermes Pardini SA	12,400	92
*	Direcional Engenharia SA	49,300	86
	Mahle-Metal Leve SA	12,100	85
*	Minerva SA	34,300	80
	Guararapes Confeccoes SA	2,000	78
	Wiz Solucoes e Corretagem de Seguros SA	27,200	77
*	Alliar Medicos A Frente SA	14,900	62
*	Marisa Lojas SA	30,150	51
	Cia Energetica do Ceara Preference Shares	2,819	44
	Ser Educacional SA	9,347	44
	Sonae Sierra Brasil SA	5,800	37
*	Santos Brasil Participacoes SA	35,000	33
	Camil Alimentos SA	14,000	32
*	JSL SA	9,200	19
	PPLA Participations Ltd.	7,899	3
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	672	—
			139,925
Canada (3.0%)
	Royal Bank of Canada	461,899	35,126
	Toronto-Dominion Bank	587,309	32,985
	Bank of Nova Scotia	383,080	23,547
	Suncor Energy Inc.	513,953	19,654
	Canadian National Railway Co.	236,326	18,253
	Bank of Montreal	207,168	15,733
	Enbridge Inc.	516,231	15,636
	Canadian Natural Resources Ltd.	377,885	13,633
	Manulife Financial Corp.	621,883	11,736
	TransCanada Corp.	276,267	11,714
	Canadian Imperial Bank of Commerce	133,926	11,665
	Brookfield Asset Management Inc. Class A	264,622	10,488
	Nutrien Ltd.	201,919	9,192
	Canadian Pacific Railway Ltd.	49,575	9,046
	Sun Life Financial Inc.	195,824	8,083
	Magna International Inc.	106,423	6,285
	Waste Connections Inc.	86,214	6,231
	Alimentation Couche-Tard Inc. Class B	132,095	5,711
	Rogers Communications Inc. Class B	115,121	5,434
	National Bank of Canada	111,691	5,305
	Pembina Pipeline Corp.	161,669	5,149
	Barrick Gold Corp.	369,411	4,972
	Fairfax Financial Holdings Ltd.	8,578	4,749
*	CGI Group Inc. Class A	78,935	4,574
	Fortis Inc.	134,736	4,523
	Constellation Software Inc.	6,263	4,476
	BCE Inc.	98,158	4,166
	Franco-Nevada Corp.	58,354	4,139
	Cenovus Energy Inc.	412,926	4,136
	Restaurant Brands International Inc.	72,665	3,954
	Goldcorp Inc.	295,284	3,919
	Encana Corp.	299,121	3,725
	Teck Resources Ltd. Class B	147,227	3,696
	Dollarama Inc.	31,100	3,580
	Thomson Reuters Corp.	88,228	3,548
	Intact Financial Corp.	42,600	3,248
	Loblaw Cos. Ltd.	61,969	3,152

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	First Quantum Minerals Ltd.	214,423	3,090
	Agnico Eagle Mines Ltd.	70,857	2,982
	Open Text Corp.	79,800	2,817
	Imperial Oil Ltd.	90,490	2,814
	Wheaton Precious Metals Corp.	135,492	2,812
	Power Corp. of Canada	118,090	2,806
	Shaw Communications Inc. Class B	133,920	2,753
	Canadian Tire Corp. Ltd. Class A	19,142	2,609
	Metro Inc.	78,850	2,502
	SNC-Lavalin Group Inc.	54,400	2,385
	Great-West Lifeco Inc.	87,600	2,335
	Onex Corp.	31,400	2,326
	TELUS Corp.	61,200	2,190
	Saputo Inc.	67,000	2,172
	Inter Pipeline Ltd.	115,200	2,077
	CCL Industries Inc. Class B	42,600	2,066
*	Bombardier Inc. Class B	644,801	1,994
*	Valeant Pharmaceuticals International Inc.	108,508	1,959
	Power Financial Corp.	75,060	1,947
	Gildan Activewear Inc.	66,300	1,931
	RioCan REIT	99,700	1,813
*	BlackBerry Ltd.	165,832	1,736
	Keyera Corp.	62,242	1,676
	Crescent Point Energy Corp.	185,800	1,628
	CI Financial Corp.	76,800	1,616
	CAE Inc.	82,800	1,565
	WSP Global Inc.	31,603	1,565
	West Fraser Timber Co. Ltd.	22,900	1,551
	Methanex Corp.	25,700	1,549
2	Hydro One Ltd.	94,516	1,501
*	Kinross Gold Corp.	387,249	1,499
	Tourmaline Oil Corp.	77,382	1,456
	H&R REIT	87,003	1,397
	PrairieSky Royalty Ltd.	61,982	1,374
	Industrial Alliance Insurance & Financial Services Inc.	32,600	1,369
*	Seven Generations Energy Ltd. Class A	94,531	1,349
	Husky Energy Inc.	94,099	1,316
	Lundin Mining Corp.	197,384	1,307
	Finning International Inc.	51,600	1,302
	Cameco Corp.	122,136	1,286
	ARC Resources Ltd.	114,100	1,273
^	Algonquin Power & Utilities Corp.	127,796	1,244
^	Canadian Apartment Properties REIT	42,100	1,215
	George Weston Ltd.	14,200	1,163
*,^	Canopy Growth Corp.	49,400	1,159
*	Stars Group Inc.	35,875	1,116
	Ritchie Bros Auctioneers Inc.	32,900	1,075
	TFI International Inc.	36,930	1,069
	Empire Co. Ltd.	54,529	1,055
	Kirkland Lake Gold Ltd.	58,800	1,026
^	AltaGas Ltd.	52,673	1,015
	TMX Group Ltd.	16,764	1,011
^	Vermilion Energy Inc.	29,900	1,011
	Whitecap Resources Inc.	134,159	972
	Toromont Industries Ltd.	21,900	959
^	Parkland Fuel Corp.	41,040	953
*	Turquoise Hill Resources Ltd.	319,209	945
*	B2Gold Corp.	322,593	927
	Stantec Inc.	36,200	921
^	Canadian REIT	23,400	920
	Canadian Utilities Ltd. Class A	35,676	909
*,^	Aurora Cannabis Inc.	137,600	867
	Enerplus Corp.	72,770	845
*	Parex Resources Inc.	48,843	840

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Yamana Gold Inc.	291,940	839
	Allied Properties REIT	25,592	827
*	Descartes Systems Group Inc.	27,800	822
	Premium Brands Holdings Corp.	8,700	817
	Linamar Corp.	14,300	801
	Quebecor Inc. Class B	41,600	776
	New Flyer Industries Inc.	16,500	758
	Chartwell Retirement Residences	64,900	749
^	Enbridge Income Fund Holdings Inc.	34,126	730
*	IAMGOLD Corp.	131,494	719
	Canadian Western Bank	26,900	714
	Dream Global REIT	66,300	707
	Colliers International Group Inc.	10,376	705
	FirstService Corp.	9,921	695
	SmartCentres REIT	31,000	695
	Pan American Silver Corp.	42,224	681
	IGM Financial Inc.	22,100	678
	Stella-Jones Inc.	17,900	649
	Gibson Energy Inc.	48,358	624
^	Maxar Technologies Ltd.	13,700	620
	First Capital Realty Inc.	39,600	619
^	Northland Power Inc.	34,152	616
	Superior Plus Corp.	63,553	616
	OceanaGold Corp.	224,908	606
	Atco Ltd.	20,000	605
	Granite REIT	15,100	594
	Artis REIT	56,100	585
	Norbord Inc.	13,572	560
	Alamos Gold Inc. Class A	102,966	557
	Maple Leaf Foods Inc.	23,000	554
	Capital Power Corp.	28,917	549
*	Great Canadian Gaming Corp.	18,900	539
	Cott Corp.	37,436	535
^	Emera Inc.	16,156	503
	Laurentian Bank of Canada	13,015	500
	Cominar REIT	49,040	479
^	Cineplex Inc.	20,300	474
*	Celestica Inc.	40,101	462
	Hudbay Minerals Inc.	65,765	459
	TransAlta Corp.	86,660	456
^	Innergex Renewable Energy Inc.	43,100	455
*	Canfor Corp.	19,600	450
	Tahoe Resources Inc.	87,681	442
*	Bombardier Inc. Class A	142,220	440
*	Kelt Exploration Ltd.	69,451	439
	Northview Apartment REIT	21,663	430
*	Air Canada Class B	21,088	415
*	Kinaxis Inc.	6,377	412
	Element Fleet Management Corp.	107,300	405
^	Peyto Exploration & Development Corp.	42,800	405
	Osisko Gold Royalties Ltd.	41,447	404
*	Precision Drilling Corp.	112,900	403
	Jean Coutu Group PJC Inc. Class A	20,500	393
*	Endeavour Mining Corp.	23,000	393
	ECN Capital Corp.	147,935	392
*	Centerra Gold Inc.	64,052	391
*	MEG Energy Corp.	74,719	386
	Dream Office REIT	20,828	386
	ShawCor Ltd.	19,700	381
*	SSR Mining Inc.	37,094	380
^	Boardwalk REIT	10,400	374
	Russel Metals Inc.	16,400	373
	Pason Systems Inc.	26,654	373
	Westshore Terminals Investment Corp.	21,500	371

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ivanhoe Mines Ltd.	178,600	369
*	Detour Gold Corp.	50,400	364
	Enercare Inc.	26,500	358
*	New Gold Inc.	151,653	356
*	NovaGold Resources Inc.	73,600	353
	Winpak Ltd.	9,500	353
	Martinrea International Inc.	29,300	350
*	SEMAFO Inc.	112,000	347
^	Genworth MI Canada Inc.	10,500	339
*,^	Baytex Energy Corp.	74,509	334
	Enerflex Ltd.	27,305	334
*,^	Aphria Inc.	42,600	333
*	Gran Tierra Energy Inc.	99,634	328
	Transcontinental Inc. Class A	15,200	320
*	ATS Automation Tooling Systems Inc.	23,300	319
^	Extendicare Inc.	49,000	318
	CES Energy Solutions Corp.	64,600	316
*	Pretium Resources Inc.	45,029	303
	Mullen Group Ltd.	26,731	303
*	Raging River Exploration Inc.	53,900	300
	Canadian Imperial Bank of Commerce (New York Shares)	3,342	291
*	Torex Gold Resources Inc.	27,758	285
	TransAlta Renewables Inc.	31,300	279
	North West Co. Inc.	12,900	277
*	Paramount Resources Ltd. Class A	19,353	276
	Birchcliff Energy Ltd.	75,420	273
*	NuVista Energy Ltd.	41,573	273
*	First Majestic Silver Corp.	41,900	272
	Secure Energy Services Inc.	40,536	255
	Nevsun Resources Ltd.	90,400	252
	Bank of Montreal (New York Shares)	3,309	251
	Aecon Group Inc.	17,600	247
^	Corus Entertainment Inc. Class B	48,229	240
*	Eldorado Gold Corp.	250,505	238
*,^	Home Capital Group Inc. Class B	21,100	237
	Enghouse Systems Ltd.	4,200	218
	Maxar Technologies Ltd. (New York Shares)	4,620	209
	Cascades Inc.	21,000	200
	TORC Oil & Gas Ltd.	32,814	186
^	Hudson's Bay Co.	24,400	173
*	Sierra Wireless Inc.	8,900	154
	Cogeco Communications Inc.	2,800	149
^	Just Energy Group Inc.	34,800	146
*	Advantage Oil & Gas Ltd.	44,700	142
*,^	ProMetic Life Sciences Inc.	229,600	141
	Dorel Industries Inc. Class B	6,200	134
	Ensign Energy Services Inc.	26,400	126
*	Alacer Gold Corp.	70,700	117
*	Obsidian Energy Ltd.	105,500	117
*,^	Athabasca Oil Corp.	90,600	107
	Morguard REIT	9,540	99
^	First National Financial Corp.	4,600	95
*	China Gold International Resources Corp. Ltd.	46,000	94
*	Crew Energy Inc.	36,800	75
	Sprott Inc.	18,900	50
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	620	—
			496,617
Chile (0.1%)
	Empresas COPEC SA	129,911	2,121
	SACI Falabella	171,838	1,663
	Latam Airlines Group SA	108,101	1,658
	Empresas CMPC SA	362,835	1,480
	Enel Americas SA	6,222,032	1,421
	Banco de Chile	7,916,881	1,307

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Cencosud SA	409,838	1,217
	Banco de Credito e Inversiones SA	13,791	1,042
	Banco Santander Chile	11,605,427	964
	Cia Cervecerias Unidas SA	59,733	827
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	14,875	815
^	Sociedad Quimica y Minera de Chile SA ADR	13,980	767
	Enel Americas SA ADR	65,327	742
	Parque Arauco SA	209,058	648
	Banco Santander Chile ADR	18,759	620
	Enel Chile SA ADR	94,084	585
	Aguas Andinas SA Class A	846,239	562
	Enel Chile SA	3,875,881	483
	Colbun SA	1,909,817	475
	Empresa Nacional de Telecomunicaciones SA	39,628	468
	Itau CorpBanca	44,533,717	455
	Embotelladora Andina SA Preference Shares	90,613	451
	Engie Energia Chile SA	169,857	366
	SONDA SA	162,965	300
	CAP SA	25,734	299
	Vina Concha y Toro SA	121,838	269
	Ripley Corp. SA	238,372	257
	AES Gener SA	823,686	230
*	SMU SA	719,143	227
	Salfacorp SA	101,820	194
	Inversiones Aguas Metropolitanas SA	100,293	190
	Inversiones La Construccion SA	9,475	188
*	Sociedad de Inversiones Oro Blanco SA	17,521,951	178
*	Cia Sud Americana de Vapores SA	3,831,434	172
	Besalco SA	135,365	156
	Forus SA	34,712	130
			23,927
China (3.2%)
	Tencent Holdings Ltd.	1,739,967	85,542
*	Alibaba Group Holding Ltd. ADR	254,518	45,442
	China Construction Bank Corp.	28,636,891	30,002
	Industrial & Commercial Bank of China Ltd.	24,924,245	21,881
*	Baidu Inc. ADR	65,773	16,502
	China Mobile Ltd.	1,689,361	16,094
	Ping An Insurance Group Co. of China Ltd.	1,598,154	15,616
	Bank of China Ltd.	23,937,251	12,994
	CNOOC Ltd.	5,037,047	8,521
	China Petroleum & Chemical Corp.	8,022,471	7,813
	China Life Insurance Co. Ltd. Class H	2,476,420	7,023
*	JD.com Inc. ADR	176,244	6,435
	China Merchants Bank Co. Ltd.	1,174,416	5,121
	PetroChina Co. Ltd.	6,596,000	4,860
	Country Garden Holdings Co. Ltd.	2,330,230	4,751
	Agricultural Bank of China Ltd.	7,996,500	4,509
	NetEase Inc. ADR	17,142	4,407
	China Overseas Land & Investment Ltd.	1,232,480	4,130
	Geely Automobile Holdings Ltd.	1,514,000	3,982
*	Ctrip.com International Ltd. ADR	87,433	3,576
	China Pacific Insurance Group Co. Ltd.	810,200	3,575
	CSPC Pharmaceutical Group Ltd.	1,368,000	3,484
	Sunny Optical Technology Group Co. Ltd.	204,800	3,342
	China Resources Land Ltd.	821,909	3,087
	Sunac China Holdings Ltd.	691,900	2,939
*	China Evergrande Group	921,000	2,917
	Sino Biopharmaceutical Ltd.	1,323,000	2,786
	New Oriental Education & Technology Group Inc. ADR	30,800	2,767
*	China Unicom Hong Kong Ltd.	1,821,574	2,576
	China Shenhua Energy Co. Ltd.	1,045,500	2,564
	PICC Property & Casualty Co. Ltd.	1,378,887	2,468
	Shenzhou International Group Holdings Ltd.	224,291	2,448

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Anhui Conch Cement Co. Ltd.	379,000	2,366
	TAL Education Group ADR	64,700	2,356
	CITIC Ltd.	1,507,000	2,298
	ENN Energy Holdings Ltd.	231,518	2,165
	China Resources Beer Holdings Co. Ltd.	494,681	2,131
	ANTA Sports Products Ltd.	372,000	2,123
	China Telecom Corp. Ltd.	4,272,034	2,071
*	58.com Inc. ADR	23,500	2,054
	Bank of Communications Co. Ltd.	2,393,058	1,958
	Hengan International Group Co. Ltd.	218,730	1,945
*	SINA Corp.	19,191	1,833
	Future Land Holdings Co. Ltd. Class A	365,318	1,821
	China CITIC Bank Corp. Ltd.	2,542,525	1,818
	China Gas Holdings Ltd.	501,200	1,776
	CITIC Securities Co. Ltd.	700,500	1,708
	China Vanke Co. Ltd.	404,489	1,672
*	BeiGene Ltd. ADR	9,462	1,605
^	China National Building Material Co. Ltd.	1,341,000	1,567
	China Taiping Insurance Holdings Co. Ltd.	464,859	1,555
	China Conch Venture Holdings Ltd.	499,498	1,551
	Brilliance China Automotive Holdings Ltd.	866,000	1,542
	China Minsheng Banking Corp. Ltd.	1,631,260	1,527
	China Communications Construction Co. Ltd.	1,323,875	1,525
*	Vipshop Holdings Ltd. ADR	98,300	1,522
^	BYD Co. Ltd.	215,460	1,506
	Fosun International Ltd.	692,464	1,471
	China Cinda Asset Management Co. Ltd.	4,081,000	1,457
	Guangdong Investment Ltd.	898,000	1,390
	Longfor Properties Co. Ltd.	460,000	1,376
	Haier Electronics Group Co. Ltd.	396,000	1,370
	Haitong Securities Co. Ltd.	993,539	1,357
2	Postal Savings Bank of China Co. Ltd.	1,975,000	1,353
^	Fullshare Holdings Ltd.	2,445,000	1,342
	Sinopharm Group Co. Ltd.	315,600	1,331
2	People's Insurance Co. Group of China Ltd.	2,809,000	1,322
	New China Life Insurance Co. Ltd.	279,101	1,301
	Guangzhou Automobile Group Co. Ltd.	693,857	1,271
	China Everbright International Ltd.	885,000	1,241
2	China Huarong Asset Management Co. Ltd.	3,584,000	1,234
	Autohome Inc. ADR	12,630	1,232
	CRRC Corp. Ltd.	1,366,800	1,208
	China Resources Power Holdings Co. Ltd.	585,400	1,123
	ZTO Express Cayman Inc. ADR	67,660	1,116
^	Lenovo Group Ltd.	2,266,000	1,076
	Shimao Property Holdings Ltd.	404,000	1,069
2	Huatai Securities Co. Ltd.	525,164	1,064
	China Longyuan Power Group Corp. Ltd.	1,041,000	1,022
	China Jinmao Holdings Group Ltd.	1,766,000	1,000
^	Great Wall Motor Co. Ltd.	959,058	995
	Dongfeng Motor Group Co. Ltd.	894,000	989
*,2	Wuxi Biologics Cayman Inc.	107,768	978
2	CGN Power Co. Ltd.	3,515,832	959
	China Medical System Holdings Ltd.	385,000	943
*	China First Capital Group Ltd.	1,026,000	937
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,086,000	934
*,^	China Molybdenum Co. Ltd.	1,242,000	933
	Zijin Mining Group Co. Ltd.	2,029,301	920
*	Weibo Corp. ADR	7,962	912
	Huaneng Power International Inc.	1,358,000	897
	TravelSky Technology Ltd.	307,000	897
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	161,989	879
*	YY Inc. ADR	9,100	877
	Huaneng Renewables Corp. Ltd.	1,974,000	877
	Kingboard Chemical Holdings Ltd.	214,840	874

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	China Resources Gas Group Ltd.	234,000	861
	China Railway Group Ltd.	1,057,000	847
	Agile Group Holdings Ltd.	411,500	812
	Chongqing Rural Commercial Bank Co. Ltd.	1,050,000	803
	CIFI Holdings Group Co. Ltd.	1,018,000	802
	China Resources Cement Holdings Ltd.	758,000	795
*	Zhuzhou CRRC Times Electric Co. Ltd.	149,209	791
	China Lodging Group Ltd. ADR	5,600	782
	Guangzhou R&F Properties Co. Ltd.	325,000	773
	Yanzhou Coal Mining Co. Ltd.	616,000	771
	China Merchants Port Holdings Co. Ltd.	344,000	769
	Beijing Capital International Airport Co. Ltd.	560,000	763
*	Momo Inc. ADR	21,815	761
*,3	ZTE Corp.	236,614	759
	Beijing Enterprises Water Group Ltd.	1,287,015	747
*	Genscript Biotech Corp.	224,000	747
	Kunlun Energy Co. Ltd.	868,000	743
^	Nine Dragons Paper Holdings Ltd.	494,000	737
	Kingsoft Corp. Ltd.	247,000	733
	GF Securities Co. Ltd.	414,000	729
2	China Galaxy Securities Co. Ltd.	1,100,500	723
	China Railway Construction Corp. Ltd.	608,626	721
	Air China Ltd.	540,000	712
*,2	China Resources Pharmaceutical Group Ltd.	513,000	709
	China Southern Airlines Co. Ltd.	652,000	702
	Beijing Enterprises Holdings Ltd.	137,500	687
*,^	Aluminum Corp. of China Ltd.	1,161,331	656
	Jiangxi Copper Co. Ltd.	461,000	655
	Shanghai Pharmaceuticals Holding Co. Ltd.	239,100	653
	Far East Horizon Ltd.	654,000	649
*,2	3SBio Inc.	300,500	646
	China State Construction International Holdings Ltd.	489,750	637
	Sinopec Shanghai Petrochemical Co. Ltd.	936,000	622
*	Li Ning Co. Ltd.	548,249	617
	Weichai Power Co. Ltd.	520,400	602
	Tsingtao Brewery Co. Ltd.	116,322	602
*	China Biologic Products Holdings Inc.	6,800	591
	Chinasoft International Ltd.	772,000	567
^	Zhongsheng Group Holdings Ltd.	193,500	555
	Sino-Ocean Group Holding Ltd.	797,500	554
*	Kingdee International Software Group Co. Ltd.	570,000	553
	Yangzijiang Shipbuilding Holdings Ltd.	624,236	545
*,2	Guotai Junan Securities Co. Ltd.	231,000	541
	China Oilfield Services Ltd.	542,000	541
	SSY Group Ltd.	534,336	540
	China Everbright Ltd.	240,000	528
	KWG Property Holding Ltd.	391,000	527
*,^	Jiayuan International Group Ltd.	280,000	520
*	Landing International Development Ltd.	21,985,000	498
	Shenzhen International Holdings Ltd.	226,000	494
^	Luye Pharma Group Ltd.	458,000	486
2	Fuyao Glass Industry Group Co. Ltd.	140,000	481
^	GOME Retail Holdings Ltd.	4,383,720	472
	Haitian International Holdings Ltd.	177,000	471
*	GCL-Poly Energy Holdings Ltd.	3,669,800	454
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	317,009	453
^	Xinjiang Goldwind Science & Technology Co. Ltd.	239,299	453
	Shandong Weigao Group Medical Polymer Co. Ltd.	736,000	452
	Jiangsu Expressway Co. Ltd.	328,000	450
	China Everbright Bank Co. Ltd.	899,000	449
	Logan Property Holdings Co. Ltd.	306,000	449
2	Dali Foods Group Co. Ltd.	642,500	445
	Kingboard Laminates Holdings Ltd.	329,858	440
	Lee & Man Paper Manufacturing Ltd.	397,000	437

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	China Oriental Group Co. Ltd.	610,000	437
	COSCO SHIPPING Ports Ltd.	496,000	436
*,^	Alibaba Pictures Group Ltd.	3,800,000	428
	China Communications Services Corp. Ltd.	678,000	426
2	China International Capital Corp. Ltd.	184,800	418
	Tong Ren Tang Technologies Co. Ltd.	259,000	416
	AviChina Industry & Technology Co. Ltd.	656,000	414
*,^	Alibaba Health Information Technology Ltd.	822,000	413
*,^	CMBC Capital Holdings Ltd.	5,250,000	412
*,^,2	China Merchants Securities Co. Ltd.	293,200	411
	China Eastern Airlines Corp. Ltd.	492,000	406
2	Sinopec Engineering Group Co. Ltd.	389,635	402
	China Resources Phoenix Healthcare Holdings Co. Ltd.	304,590	398
	Future Land Development Holdings Ltd.	472,000	391
*,2	Meitu Inc.	362,500	382
^,2	BAIC Motor Corp. Ltd.	394,400	381
	Zhejiang Expressway Co. Ltd.	370,000	380
2	Legend Holdings Corp.	112,900	377
	China Reinsurance Group Corp.	1,782,000	375
*	Noah Holdings Ltd. ADR	7,200	372
	Yuexiu Property Co. Ltd.	1,629,207	367
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	52,708	366
^	China Maple Leaf Educational Systems Ltd.	264,000	366
*,^	Shandong Chenming Paper Holdings Ltd.	240,500	365
*	iKang Healthcare Group Inc. ADR	18,200	363
	Inner Mongolia Yitai Coal Co. Ltd. Class B	275,904	358
	Shenzhen Investment Ltd.	875,953	354
	Skyworth Digital Holdings Ltd.	776,000	353
^	Angang Steel Co. Ltd.	326,000	349
*,^	COSCO SHIPPING Holdings Co. Ltd.	680,000	345
	China ZhengTong Auto Services Holdings Ltd.	423,500	342
	Yuzhou Properties Co. Ltd.	469,122	341
*	Kaisa Group Holdings Ltd.	633,000	338
2	China Railway Signal & Communication Corp. Ltd.	428,500	334
*,^,2	China Literature Ltd.	41,400	333
^	BYD Electronic International Co. Ltd.	215,500	329
	Tianneng Power International Ltd.	224,000	323
	Livzon Pharmaceutical Group Inc.	44,797	323
	Sinotrans Ltd.	563,000	323
*	Fang Holdings Ltd. ADR	64,000	320
*	China Power Clean Energy Development Co. Ltd.	552,000	314
*	Health and Happiness H&H International Holdings Ltd.	43,000	309
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	308
^	Yuexiu Transport Infrastructure Ltd.	408,000	308
	China Shineway Pharmaceutical Group Ltd.	150,000	308
^	China Yongda Automobiles Services Holdings Ltd.	267,000	305
	China Aoyuan Property Group Ltd.	379,000	304
	China Lesso Group Holdings Ltd.	390,000	301
	Greentown China Holdings Ltd.	226,879	299
	Shanghai Industrial Holdings Ltd.	114,000	299
	Xiamen International Port Co. Ltd.	1,706,000	299
	COSCO SHIPPING Energy Transportation Co. Ltd.	600,000	296
	China Agri-Industries Holdings Ltd.	702,800	295
	China Water Affairs Group Ltd.	296,000	281
	China Power International Development Ltd.	1,015,851	272
	Dongyue Group Ltd.	326,000	271
*	Maanshan Iron & Steel Co. Ltd.	552,000	271
^	Fufeng Group Ltd.	481,000	268
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	268
^	BBMG Corp.	585,000	267
*,^	Leyou Technologies Holdings Ltd.	1,040,000	266
*	Poly Property Group Co. Ltd.	567,000	264
	Shanghai Jinjiang International Travel Co. Ltd. Class B	111,172	263
	Sinopec Kantons Holdings Ltd.	552,000	261

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
2	Fu Shou Yuan International Group Ltd.	272,000	259
*	Datang International Power Generation Co. Ltd.	788,000	258
	Wuxi Little Swan Co. Ltd. Class B	40,175	256
	Lonking Holdings Ltd.	563,000	256
^	Sinotruk Hong Kong Ltd.	215,500	252
^	China Coal Energy Co. Ltd.	581,000	252
	Lao Feng Xiang Co. Ltd. Class B	69,800	252
	Metallurgical Corp. of China Ltd.	786,000	251
*,^	Shanghai Electric Group Co. Ltd.	690,000	251
	Yanlord Land Group Ltd.	194,600	248
	China Zhongwang Holdings Ltd.	442,800	248
*	Sohu.com Inc.	8,000	248
	Times China Holdings Ltd.	167,000	243
*,2	Zhou Hei Ya International Holdings Co. Ltd.	274,000	241
	SOHO China Ltd.	464,500	239
	Greatview Aseptic Packaging Co. Ltd.	347,000	230
	Shenzhen Expressway Co. Ltd.	224,000	227
	Beijing Capital Land Ltd.	418,000	223
*	Skyfame Realty Holdings Ltd.	314,000	221
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	46,400	220
2	Qingdao Port International Co. Ltd.	266,000	219
*	Tibet Water Resources Ltd.	504,000	217
*,2	China Yuhua Education Corp. Ltd.	412,000	216
	China SCE Property Holdings Ltd.	424,000	213
	Chongqing Changan Automobile Co. Ltd. Class B	225,962	211
2	Red Star Macalline Group Corp. Ltd.	156,796	211
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	210
*,2	China Metal Resources Utilization Ltd.	320,000	209
*,^	Lifetech Scientific Corp.	667,998	203
	China International Marine Containers Group Co. Ltd.	125,500	200
2	CSC Financial Co. Ltd.	241,000	199
*	Ronshine China Holdings Ltd.	133,500	198
*,^	Baozun Inc. ADR	4,300	198
	Guangshen Railway Co. Ltd.	336,000	195
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	46,000	195
	China Suntien Green Energy Corp. Ltd.	581,000	194
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	192
*,^	Yashili International Holdings Ltd.	842,000	191
*	CIMC Enric Holdings Ltd.	184,000	190
	Shandong Airlines Co. Ltd. Class B	102,600	190
^	Tongda Group Holdings Ltd.	850,293	188
*,^	Carnival Group International Holdings Ltd.	4,283,389	188
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	187
	Powerlong Real Estate Holdings Ltd.	356,000	184
^	NetDragon Websoft Holdings Ltd.	76,000	183
	Zhaojin Mining Industry Co. Ltd.	234,000	183
*,^	Yihai International Holding Ltd.	133,000	182
*	BEST Inc. ADR	16,000	178
*,^	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	176
2	Hua Hong Semiconductor Ltd.	78,000	176
*	CAR Inc.	183,117	175
*,^	HengTen Networks Group Ltd.	4,524,000	174
*,^	SMI Holdings Group Ltd.	402,400	174
	Greentown Service Group Co. Ltd.	208,000	173
*,^	Digital China Holdings Ltd.	297,499	170
	China South City Holdings Ltd.	778,000	169
*	Global Cord Blood Corp.	17,400	163
2	Orient Securities Co. Ltd.	186,000	160
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	372,000	154
	Dazhong Transportation Group Co. Ltd. Class B	264,350	153
	Hopson Development Holdings Ltd.	144,000	153
	Huadian Fuxin Energy Corp. Ltd.	538,000	153
*,^,3	China Shanshui Cement Group Ltd.	267,000	150
2	Redco Group	238,000	149

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	COSCO SHIPPING Development Co. Ltd.	793,000	147
	China BlueChemical Ltd.	556,000	146
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	137,570	142
	CITIC Resources Holdings Ltd.	1,238,000	139
*,2	China Everbright Greentech Ltd.	149,000	139
*	China Beidahuang Industry Group Holdings Ltd.	3,192,000	138
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	106,000	138
	Vinda International Holdings Ltd.	79,599	138
	China Oil & Gas Group Ltd.	1,812,000	135
*,^	COSCO Shipping International Singapore Co. Ltd.	379,700	133
*	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	131
	China Dongxiang Group Co. Ltd.	701,000	128
	Harbin Electric Co. Ltd.	434,000	127
	Greenland Hong Kong Holdings Ltd.	275,000	127
	Bank of Chongqing Co. Ltd.	166,000	125
	BOE Technology Group Co. Ltd. Class B	288,800	125
	Anhui Gujing Distillery Co. Ltd. Class B	23,900	123
*,^	Bitauto Holdings Ltd. ADR	5,800	123
	Shanghai Haixin Group Co. Class B	210,800	123
*	Hi Sun Technology China Ltd.	792,000	121
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	119
*,2	Haichang Ocean Park Holdings Ltd.	484,000	118
	China Machinery Engineering Corp.	200,000	116
^	First Tractor Co. Ltd.	332,000	116
^,2	Cosmo Lady China Holdings Co. Ltd.	179,998	115
*,^	FDG Electric Vehicles Ltd.	3,675,000	115
	Concord New Energy Group Ltd.	2,440,000	115
	Tianjin Development Holdings Ltd.	254,000	114
*,^	China Water Industry Group Ltd.	544,000	112
*	Q Technology Group Co. Ltd.	92,000	112
*	Kama Co. Ltd. Class B	148,800	112
	Texhong Textile Group Ltd.	79,500	111
	Huadian Power International Corp. Ltd.	266,000	108
*	West China Cement Ltd.	530,000	107
*	China Grand Pharmaceutical and Healthcare Holdings Ltd.	144,000	107
^	China Overseas Grand Oceans Group Ltd.	247,500	107
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	106
^	Sinosoft Technology Group Ltd.	252,000	106
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	142,100	105
	Hisense Kelon Electrical Holdings Co. Ltd.	103,000	105
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	104
*	C C Land Holdings Ltd.	453,000	103
*,3	China Huiyuan Juice Group Ltd.	398,000	102
	Changchai Co. Ltd. Class B	248,151	101
	Xtep International Holdings Ltd.	173,000	100
	Chongqing Machinery & Electric Co. Ltd.	1,042,000	100
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	76,394	100
*,^,2	Ozner Water International Holding Ltd.	366,000	99
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	98
	Central China Securities Co. Ltd.	256,988	98
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	97
	Xingda International Holdings Ltd.	269,000	96
	Shandong Chenming Paper Holdings Ltd. Class B	67,400	95
*,^	North Mining Shares Co. Ltd.	5,110,000	94
	China Lilang Ltd.	73,000	92
^,2	Tian Ge Interactive Holdings Ltd.	105,000	90
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	210,600	89
	Minmetals Land Ltd.	470,000	89
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	88
	Dah Chong Hong Holdings Ltd.	166,000	88
	China National Accord Medicines Corp. Ltd. Class B	20,760	87
	Anhui Expressway Co. Ltd.	116,000	86
*,^	Huayi Tencent Entertainment Co. Ltd.	1,480,000	85
	Launch Tech Co. Ltd.	73,500	84

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Bengang Steel Plates Co. Ltd. Class B	223,200	80
	China Overseas Property Holdings Ltd.	267,493	80
*,^	Sinofert Holdings Ltd.	668,000	79
	Huangshan Tourism Development Co. Ltd. Class B	63,626	79
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	79
	CSG Holding Co. Ltd. Class B	148,471	78
	Weifu High-Technology Group Co. Ltd. Class B	34,600	75
	Shanghai Baosight Software Co. Ltd. Class B	40,000	75
	Fantasia Holdings Group Co. Ltd.	375,000	74
*	Capital Environment Holdings Ltd.	2,152,000	72
	Sinotrans Shipping Ltd.	278,000	72
	China Foods Ltd.	156,000	72
*	Chongqing Iron & Steel Co. Ltd.	378,000	68
	Guorui Properties Ltd.	205,000	68
	INESA Intelligent Tech Inc. Class B	103,700	67
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	67
	Jiangling Motors Corp. Ltd. Class B	48,400	67
	Bosideng International Holdings Ltd.	650,000	67
*,^	O-Net Technologies Group Ltd.	104,000	66
	Ajisen China Holdings Ltd.	140,000	66
2	Everbright Securities Co. Ltd.	55,000	66
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	65
^	CT Environmental Group Ltd.	424,000	64
*,^	JinkoSolar Holding Co. Ltd. ADR	3,500	64
*,2	China Logistics Property Holdings Co. Ltd.	179,000	63
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	63
	Tianjin Port Development Holdings Ltd.	450,000	62
^	Wasion Group Holdings Ltd.	108,000	60
^	SIIC Environment Holdings Ltd.	180,320	59
^,2	Cogobuy Group	121,000	59
	China All Access Holdings Ltd.	220,000	57
	Sichuan Expressway Co. Ltd.	166,000	57
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	57
*,2,3	Tianhe Chemicals Group Ltd.	383,088	57
*	Hybrid Kinetic Group Ltd.	3,574,000	57
*,^	Grand Baoxin Auto Group Ltd.	136,383	57
*	Renhe Commercial Holdings Co. Ltd.	2,818,000	57
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	57
*	Shougang Concord International Enterprises Co. Ltd.	1,988,000	55
*	China Minsheng Drawin Technology Group Ltd.	2,240,000	54
^	PAX Global Technology Ltd.	118,000	53
^	Dalian Port PDA Co. Ltd.	326,600	53
^	Dongjiang Environmental Co. Ltd.	37,500	53
	Shanghai Industrial Urban Development Group Ltd.	246,000	53
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	52
	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	51
*,3	Hanergy Thin Film Power Group Ltd.	1,810,000	51
	China Electronics Huada Technology Co. Ltd.	322,000	51
*,3	Coolpad Group Ltd.	547,400	50
*,^	Fullsun International Holdings Group Co. Ltd.	282,000	50
	Huaxin Cement Co. Ltd. Class B	36,200	50
*	Xinjiang Xinxin Mining Industry Co. Ltd.	346,000	48
	Chaowei Power Holdings Ltd.	86,000	48
	Colour Life Services Group Co. Ltd.	55,000	47
*,^	Sinopec Oilfield Service Corp.	316,000	46
	Poly Culture Group Corp. Ltd.	27,200	46
	361 Degrees International Ltd.	146,000	46
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	46
*	Sinolink Worldwide Holdings Ltd.	386,000	46
	Changyou.com Ltd. ADR	2,400	46
*,^	China Minsheng Financial Holding Corp. Ltd.	1,500,000	45
*,^	Chiho Environmental Group Ltd.	92,000	45
*	Huadian Energy Co. Ltd. Class B	131,400	45
	Qingling Motors Co. Ltd.	140,000	45

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,^	Rentian Technology Holdings Ltd.	950,000	45
*	AVIC International Holding HK Ltd.	1,018,042	44
	Golden Eagle Retail Group Ltd.	38,000	44
	Fiyta Holdings Ltd. Class B	57,840	44
	Shanghai Highly Group Co. Ltd. Class B	47,700	43
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	43
	Weiqiao Textile Co.	88,000	43
	China Fangda Group Co. Ltd. Class B	74,700	42
	Beijing North Star Co. Ltd.	118,000	42
	China Aerospace International Holdings Ltd.	382,000	41
*,^	China Modern Dairy Holdings Ltd.	238,500	40
2	Shengjing Bank Co. Ltd.	59,854	40
*	China Chengtong Development Group Ltd.	816,000	39
	Luthai Textile Co. Ltd. Class B	35,800	39
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	39
*,3	National Agricultural Holdings Ltd.	246,000	37
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	37
*	Shang Gong Group Co. Ltd. Class B	42,600	36
	China Merchants Land Ltd.	168,000	35
	TCL Multimedia Technology Holdings Ltd.	77,333	35
*	Dongfang Electric Corp. Ltd.	44,800	35
	CPMC Holdings Ltd.	55,000	34
*,^,3	Midas Holdings Ltd.	223,900	32
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	32
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	31
*,3	China Fiber Optic Network System Group Ltd.	348,000	31
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	31
*	China Yurun Food Group Ltd.	195,000	31
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	30
*	PW Medtech Group Ltd.	159,000	30
	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	29
*	Glorious Property Holdings Ltd.	355,000	29
	Eastern Communications Co. Ltd. Class B	45,100	27
	Jinzhou Port Co. Ltd. Class B	56,400	27
	Comba Telecom Systems Holdings Ltd.	190,039	27
*,^	Enerchina Holdings Ltd.	450,900	26
*	China Rare Earth Holdings Ltd.	421,113	25
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	25
*	Zhonglu Co. Ltd. Class B	26,400	25
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	25
*	Silk Road Logistics Holdings Ltd.	810,000	22
3	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	21
*	MIE Holdings Corp.	384,000	21
	Phoenix Media Investment Holdings Ltd.	200,000	21
*,^	V1 Group Ltd.	370,000	21
	China Singyes Solar Technologies Holdings Ltd.	56,400	20
*	China Soft Power Technology Holdings Ltd.	1,464,540	20
	Shanghai Bailian Group Co. Ltd. Class B	15,500	18
^,3	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	968,000	17
*,3	Anxin-China Holdings Ltd.	312,000	15
	China Everbright Water Ltd.	47,300	15
*,2	Yixin Group Ltd.	25,000	13
	Hilong Holding Ltd.	87,000	13
	Hengdeli Holdings Ltd.	284,000	13
*,^	Sogou Inc. ADR	1,500	13
*	SRE Group Ltd.	490,000	11
2	Kangda International Environmental Co. Ltd.	59,998	10
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	10
*	Boer Power Holdings Ltd.	51,000	10
*	China Dynamics Holdings Ltd.	420,000	8
*,3	China Lumena New Materials Corp.	476,000	8
*,3	Mingfa Group International Co. Ltd.	30,971	7
	Wisdom Sports Group	64,000	6
*	China Huarong Energy Co. Ltd.	232,300	5

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Real Nutriceutical Group Ltd.	143,000	5
*	Tongda Hong Tai Holdings Ltd.	21,256	4
*,3	Hua Han Health Industry Holdings Ltd.	214,708	3
*,^,3	China Huishan Dairy Holdings Co. Ltd.	822,401	—
			521,311
Colombia (0.1%)
	Bancolombia SA ADR	53,215	2,536
	Ecopetrol SA	841,908	929
	Grupo de Inversiones Suramericana SA	65,118	904
	Ecopetrol SA ADR	31,110	687
	Interconexion Electrica SA ESP	113,624	586
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	542
	Almacenes Exito SA	77,262	466
	Grupo de Inversiones Suramericana SA Preference Shares	30,601	398
	Banco Davivienda SA Preference Shares	30,722	369
*	CEMEX Latam Holdings SA	84,588	261
	Corp Financiera Colombiana SA	21,770	187
	Bancolombia SA Preference Shares	14,574	173
	Avianca Holdings SA Preference Shares	138,294	144
	Cementos Argos SA Preference Shares	5,860	17
			8,199
Czech Republic (0.0%)
	CEZ AS	47,619	1,216
	Komercni banka as	22,956	991
2	Moneta Money Bank AS	194,488	699
	Pegas Nonwovens SA	4,549	193
	Philip Morris CR AS	235	180
	O2 Czech Republic AS	10,040	137
			3,416
Denmark (0.5%)
	Novo Nordisk A/S Class B	558,453	26,263
	Danske Bank A/S	215,502	7,500
	DSV A/S	58,513	4,634
	Vestas Wind Systems A/S	63,568	4,112
	Carlsberg A/S Class B	33,861	3,787
	AP Moller - Maersk A/S Class B	2,328	3,729
	Pandora A/S	33,371	3,707
	Coloplast A/S Class B	43,184	3,658
*	Genmab A/S	17,309	3,495
2	Orsted A/S	49,805	3,279
	Novozymes A/S	65,861	3,096
	Chr Hansen Holding A/S	27,067	2,454
	ISS A/S	56,462	1,969
	AP Moller - Maersk A/S Class A	1,053	1,607
	GN Store Nord A/S	41,174	1,447
	Jyske Bank A/S	23,008	1,378
*	William Demant Holding A/S	34,691	1,352
	H Lundbeck A/S	19,075	1,105
	Royal Unibrew A/S	16,173	1,071
*	Ambu A/S Class B	46,046	1,068
	FLSmidth & Co. A/S	15,604	964
	Tryg A/S	37,182	880
	SimCorp A/S	11,660	845
	Dfds A/S	12,173	758
	Sydbank A/S	19,827	733
	Topdanmark A/S	14,420	678
	Rockwool International A/S Class B	1,691	510
	Schouw & Co. A/S	4,587	451
*	Nilfisk Holding A/S	9,210	451
	Spar Nord Bank A/S	34,779	397
2	Scandinavian Tobacco Group A/S	21,715	363
*	ALK-Abello A/S	2,242	283
*	Bang & Olufsen A/S	11,316	279

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	D/S Norden A/S	13,605	248
*,^	Bavarian Nordic A/S	8,899	243
*	NKT A/S	7,256	216
	Solar A/S Class B	3,228	208
*	Alm Brand A/S	18,659	197
	Matas A/S	15,123	174
	TDC A/S	19,154	156
*,3	OW Bunker A/S	3,210	—
			89,745
Egypt (0.0%)
	Commercial International Bank Egypt SAE	322,706	1,714
	Eastern Tobacco	36,276	422
	ElSewedy Electric Co.	29,618	422
	Egyptian Financial Group-Hermes Holding Co.	166,139	246
	Talaat Moustafa Group	292,136	225
*	Six of October Development & Investment	132,125	202
*	Global Telecom Holding SAE	608,896	177
	Egypt Kuwait Holding Co. SAE	151,515	170
	Sidi Kerir Petrochemicals Co.	79,618	135
*	Palm Hills Developments SAE	405,233	120
	Oriental Weavers	109,768	94
*	Pioneers Holding for Financial Investments SAE	184,108	89
	Heliopolis Housing	43,756	87
*	Medinet Nasr Housing	111,018	80
	Orascom Telecom Media And Technology Holding SAE GDR	231,005	54
	Telecom Egypt Co.	55,015	50
*	Ezz Steel	24,554	41
*	Orascom Construction Ltd.	3,826	34
			4,362
Finland (0.4%)
	Nokia Oyj	1,694,620	10,168
	Sampo Oyj Class A	148,577	8,035
	UPM-Kymmene Oyj	168,669	6,018
	Kone Oyj Class B	119,707	5,945
	Wartsila OYJ Abp	157,694	3,348
	Neste Oyj	38,780	3,266
	Fortum Oyj	132,696	3,052
	Stora Enso Oyj	146,038	2,881
	Elisa Oyj	44,116	1,950
	Nokian Renkaat Oyj	41,081	1,644
	Kesko Oyj Class B	20,248	1,189
	Huhtamaki Oyj	28,748	1,169
	Metso Oyj	31,446	1,118
	Amer Sports Oyj	35,480	1,085
	Konecranes Oyj Class A	24,438	997
	Orion Oyj Class B	31,648	960
	Tieto Oyj	20,503	734
	Valmet Oyj	37,315	707
	Outokumpu Oyj	95,736	620
	Metsa Board Oyj	53,803	603
	Cargotec Oyj Class B	11,689	595
	DNA Oyj	19,648	460
*	Outotec Oyj	43,506	396
	Cramo Oyj	16,699	392
	YIT Oyj	49,763	334
	Kemira Oyj	23,535	315
	Uponor Oyj	16,929	295
	Oriola Oyj	82,250	277
	Sanoma Oyj	24,619	274
	Citycon Oyj	112,942	258
*	Caverion Oyj	25,972	217
	Finnair Oyj	15,836	216
	Raisio Oyj	43,911	187
	Ramirent Oyj	20,779	181

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	F-Secure Oyj	23,948	107
*,^	Stockmann OYJ Abp Class B	12,229	59
			60,052
France (3.2%)
	TOTAL SA	713,180	44,825
	Sanofi	345,849	27,344
	LVMH Moet Hennessy Louis Vuitton SE	78,236	27,227
	BNP Paribas SA	339,710	26,226
	Airbus SE	172,249	20,219
^	AXA SA	596,238	17,052
^	L'Oreal SA	63,605	15,316
	Air Liquide SA	116,579	15,153
^	Danone SA	185,312	15,012
	Schneider Electric SE	165,187	14,973
	Vinci SA	145,729	14,571
	Kering SA	23,235	13,442
	Societe Generale SA	229,969	12,586
	Pernod Ricard SA	66,205	10,996
	Orange SA	602,007	10,944
	Safran SA	92,995	10,908
	Engie SA	516,318	9,057
	Vivendi SA	339,579	8,955
	Essilor International Cie Generale d'Optique SA	63,671	8,697
	Cie de Saint-Gobain	155,222	8,121
	Cie Generale des Etablissements Michelin SCA	55,752	7,840
	Legrand SA	85,853	6,681
	Capgemini SE	48,360	6,653
	Renault SA	58,741	6,367
	Hermes International	9,806	6,341
	Credit Agricole SA	335,965	5,533
	Dassault Systemes SE	40,383	5,233
	Valeo SA	74,606	4,988
	Publicis Groupe SA	64,638	4,834
	STMicroelectronics NV	196,203	4,284
	Accor SA	72,468	4,096
	Thales SA	31,181	3,953
*,^	Veolia Environnement SA	166,872	3,948
	Atos SE	28,591	3,860
	Carrefour SA	178,246	3,657
^	Peugeot SA	138,368	3,407
^	Bouygues SA	62,885	3,207
	TechnipFMC plc	95,266	3,126
	L'Oreal SA Loyalty Line	12,108	2,916
	Arkema SA	21,868	2,865
	Teleperformance	17,557	2,821
	Sodexo SA	27,997	2,773
	Eiffage SA	22,809	2,715
	Gecina SA	15,164	2,629
*	Ubisoft Entertainment SA	27,056	2,585
^	Klepierre SA	61,795	2,529
	Edenred	71,281	2,456
	Natixis SA	272,620	2,239
	Alstom SA	47,320	2,154
	Electricite de France SA	150,558	2,113
	Bureau Veritas SA	78,189	2,044
	Air Liquide SA (Prime de fidelite)	15,407	2,003
	Getlink	140,309	1,980
^	SCOR SE	48,154	1,953
	Aeroports de Paris	8,850	1,948
	Faurecia SA	22,567	1,843
*	Rubis SCA	23,586	1,835
	Orpea	13,852	1,775
^	SES SA Class A	113,942	1,758
	Ipsen SA	10,587	1,714

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Suez	118,045	1,702
	Imerys SA	18,211	1,662
	TechnipFMC plc (USD Denominated)	50,111	1,652
	Eurofins Scientific SE	3,017	1,627
	Iliad SA	7,849	1,572
2	Euronext NV	21,522	1,543
	Bollore SA	306,118	1,521
	Ingenico Group SA	17,148	1,500
	SEB SA	7,676	1,471
2	Amundi SA	16,990	1,445
	Rexel SA	92,962	1,441
	Dassault Aviation SA	708	1,412
	Fonciere Des Regions	12,033	1,346
	Wendel SA	8,582	1,296
*,^	CNP Assurances	49,099	1,258
	Eutelsat Communications SA	54,381	1,178
^	Eurazeo SA	13,389	1,176
	Altran Technologies SA	72,250	1,115
*	BioMerieux	14,040	1,110
*,^	ICADE	10,630	1,056
	Remy Cointreau SA	7,523	1,036
	Lagardere SCA	34,678	992
	Elis SA	38,121	912
	Nexity SA	13,351	835
	Societe BIC SA	8,110	827
^	Casino Guichard Perrachon SA	15,789	819
	SPIE SA	35,489	803
	Alten SA	7,990	794
	Sopra Steria Group	3,704	791
2	Elior Group SA	38,533	787
	JCDecaux SA	21,746	779
	Cie Plastic Omnium SA	15,408	740
*	Air France-KLM	68,516	671
	Sartorius Stedim Biotech	7,075	660
*	Vallourec SA	105,433	637
*,2	Worldline SA	12,052	608
2	Maisons du Monde SA	14,100	573
*	Fnac Darty SA	4,856	521
	Gaztransport Et Technigaz SA	8,096	502
	Trigano SA	2,626	495
	Albioma SA	19,907	492
*	Eramet	2,680	466
	Korian SA	12,978	454
	Metropole Television SA	18,015	444
	IPSOS	11,439	436
	Credit Agricole SA Loyalty Line	25,664	423
	Nexans SA	7,979	421
*	SOITEC	5,077	413
	Television Francaise 1	30,649	383
*,2	ALD SA	22,298	376
2	Europcar Groupe SA	31,724	370
	Vicat SA	4,456	328
^	Rallye SA	20,705	323
	Coface SA	25,157	319
	Derichebourg SA	34,724	307
	Tarkett SA	9,079	268
*	DBV Technologies SA	5,817	259
	Beneteau SA	11,337	256
	Neopost SA	8,928	241
^	Mercialys SA	11,167	214
*,^	Genfit	7,467	211
*	Carmila SA	6,742	205
	Synergie SA	3,322	203
	Mersen SA	4,185	197

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Interparfums SA	4,217	195
	LISI	5,088	188
*	Etablissements Maurel et Prom	31,465	181
	Bonduelle SCA	3,988	177
	Manitou BF SA	3,706	168
	Direct Energie	3,281	167
	Jacquet Metal Service SA	4,253	164
	Technicolor SA	97,769	160
	MGI Coutier	4,578	158
*	Virbac SA	1,008	157
*,2	X-Fab Silicon Foundries SE	14,653	141
	Vilmorin & Cie SA	1,799	127
	SEB SA Loyalty Line	643	123
	GL Events	3,863	122
	FFP	992	120
	Electricite de France SA Loyalty Line	6,661	93
	Boiron SA	1,048	93
	Haulotte Group SA	4,382	86
	Guerbet	1,179	75
^	Bourbon Corp.	9,593	60
*	CGG SA	22,477	55
	Union Financiere de France BQE SA	1,138	42
	Groupe Crit	316	34
*	Stallergenes Greer plc	975	29
*	Esso SA Francaise	389	24
*	CGG SA Warrants Exp. 02/21/2023	17,195	3
			523,096
Germany (3.0%)
	Allianz SE	137,790	32,591
	SAP SE	287,170	31,907
	Bayer AG	261,625	31,270
	Siemens AG	239,803	30,454
	BASF SE	289,257	30,096
	Daimler AG	302,457	23,779
	Deutsche Telekom AG	1,019,118	17,838
	adidas AG	62,417	15,340
	Deutsche Post AG	306,108	13,287
*	Linde AG- Tender Line	58,270	12,909
	Volkswagen AG Preference Shares	60,701	12,519
	Bayerische Motoren Werke AG	101,151	11,246
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	43,188	9,884
	Fresenius SE & Co. KGaA	128,505	9,786
	Infineon Technologies AG	354,703	9,083
	Continental AG	33,954	9,043
	Henkel AG & Co. KGaA Preference Shares	64,526	8,200
	Deutsche Bank AG	587,282	8,029
	Deutsche Boerse AG	58,752	7,902
	Vonovia SE	152,511	7,642
	E.ON SE	647,450	7,089
	Fresenius Medical Care AG & Co. KGaA	67,432	6,842
	Deutsche Wohnen SE	112,552	5,312
	Wirecard AG	35,780	4,841
	HeidelbergCement AG	46,942	4,590
2	Covestro AG	47,646	4,329
*	Commerzbank AG	328,562	4,233
	Porsche Automobil Holding SE Preference Shares	48,932	4,158
	Merck KGaA	41,434	4,048
	thyssenkrupp AG	148,804	3,871
	RWE AG	158,594	3,791
	Beiersdorf AG	31,311	3,542
	Henkel AG & Co. KGaA	27,677	3,295
	Symrise AG	37,209	3,008
	Brenntag AG	47,540	2,723
	MTU Aero Engines AG	15,814	2,720

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Hannover Rueck SE	18,980	2,666
	ProSiebenSat.1 Media SE	70,412	2,554
	United Internet AG	35,821	2,315
	LEG Immobilien AG	19,442	2,242
*	QIAGEN NV	67,800	2,218
	GEA Group AG	55,253	2,157
	Deutsche Lufthansa AG	72,137	2,097
	LANXESS AG	28,169	2,087
	HUGO BOSS AG	19,811	1,857
	Uniper SE	60,053	1,857
	KION Group AG	21,917	1,827
	OSRAM Licht AG	31,457	1,809
2	Innogy SE	40,028	1,759
	K&S AG	59,151	1,737
	Rheinmetall AG	13,165	1,720
*,2	Scout24 AG	33,150	1,713
*,2	Zalando SE	32,368	1,666
	Bayerische Motoren Werke AG Preference Shares	17,109	1,652
	Evonik Industries AG	45,875	1,630
	Sartorius AG Preference Shares	10,515	1,615
*,2	Delivery Hero AG	33,567	1,599
*,2	Siemens Healthineers AG	40,424	1,576
	HOCHTIEF AG	7,442	1,358
	MAN SE	11,380	1,312
	Volkswagen AG	6,387	1,300
	RTL Group SA	15,466	1,273
	FUCHS PETROLUB SE	24,190	1,243
	Freenet AG	37,708	1,197
	Axel Springer SE	13,693	1,122
	1&1 Drillisch AG	14,282	1,033
	Fraport AG Frankfurt Airport Services Worldwide	10,648	1,030
	Aurubis AG	11,499	1,028
	Telefonica Deutschland Holding AG	209,645	1,001
	Aareal Bank AG	19,832	992
	Siltronic AG	5,783	926
	GRENKE AG	7,725	911
*	MorphoSys AG	8,798	909
	TAG Immobilien AG	42,896	906
	Wacker Chemie AG	4,686	842
	Hella GmbH & Co. KGaA	13,335	823
	Norma Group SE	11,081	813
	Grand City Properties SA	33,506	807
	TLG Immobilien AG	27,642	795
	CTS Eventim AG & Co. KGaA	16,738	783
	alstria office REIT-AG	50,550	760
	METRO AG	51,745	749
	Stabilus SA	8,206	738
*	Software AG	14,689	722
	Gerresheimer AG	8,840	719
	STADA Arzneimittel AG	6,775	686
	Jungheinrich AG Preference Shares	16,227	684
	Duerr AG	6,824	677
	Jenoptik AG	18,037	654
	Salzgitter AG	11,432	628
*,2	Rocket Internet SE	21,430	625
	Nemetschek SE	5,198	623
*	Evotec AG	38,397	620
	Rational AG	987	617
	Bechtle AG	7,287	615
	Leoni AG	9,596	601
	CANCOM SE	5,004	586
	Fielmann AG	7,065	580
	CECONOMY AG	51,129	573
	Krones AG	4,377	561

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
2	Deutsche Pfandbriefbank AG	34,431	557
*	Dialog Semiconductor plc	25,962	553
	Sixt SE Preference Shares	6,669	545
	Deutsche EuroShop AG	15,101	543
	TUI AG	23,341	528
*	AIXTRON SE	35,309	501
*,2	Hapag-Lloyd AG	11,458	490
	Talanx AG	10,705	482
	Stroeer SE & Co. KGaA	6,559	480
2	ADO Properties SA	8,450	464
	Sixt SE	3,725	438
	Bilfinger SE	8,961	426
	Fuchs Petrolub SE Preference Shares	7,881	423
	RWE AG Preference Shares	20,859	422
	Carl Zeiss Meditec AG	6,207	422
	Deutz AG	42,585	411
	Suedzucker AG	23,788	395
*	zooplus AG	1,876	389
*	S&T AG	14,510	372
	CompuGroup Medical SE	7,076	369
	Takkt AG	17,243	356
	Puma SE	708	345
	Indus Holding AG	4,580	328
*	Washtec AG	3,206	308
	XING SE	985	305
	Pfeiffer Vacuum Technology AG	2,059	305
	Koenig & Bauer AG	3,654	300
	DMG Mori AG	5,149	297
*	PATRIZIA Immobilien AG	14,852	296
	Schaeffler AG Preference Shares	18,887	292
	RIB Software SE	10,730	284
*	Heidelberger Druckmaschinen AG	76,327	284
	Wuestenrot & Wuerttembergische AG	10,451	252
	RHOEN-KLINIKUM AG	7,525	246
*,2	Tele Columbus AG	26,416	242
	Kloeckner & Co. SE	19,462	237
	Wacker Neuson SE	7,364	237
	BayWa AG	6,589	230
*	Hornbach Holding AG & Co. KGaA	2,609	210
	KWS Saat SE	581	210
*	Nordex SE	17,970	206
	SMA Solar Technology AG	3,151	194
*	Vossloh AG	3,545	180
*	SGL Carbon SE	13,210	177
	VTG AG	3,093	176
*	Gerry Weber International AG	17,107	163
	Biotest AG Preference Shares	5,050	161
	Hamburger Hafen und Logistik AG	6,220	149
	DIC Asset AG	11,921	147
*	Diebold Nixdorf AG	1,798	143
	Deutsche Beteiligungs AG	2,883	128
	Bertrandt AG	1,140	127
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	118
	ElringKlinger AG	6,460	117
	Draegerwerk AG & Co. KGaA	1,848	114
	comdirect bank AG	7,126	109
	Hornbach Baumarkt AG	2,055	69
	CropEnergies AG	7,938	49
*	H&R GmbH & Co. KGaA	3,176	47
	Linde AG	59	13
			496,333
Greece (0.1%)
*	Alpha Bank AE	407,612	1,077
	Hellenic Telecommunications Organization SA ADR	142,827	1,004

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	OPAP SA	64,589	773
*	Eurobank Ergasias SA	543,015	685
*	National Bank of Greece SA	1,603,234	666
	JUMBO SA	30,577	560
	Motor Oil Hellas Corinth Refineries SA	14,637	349
	Piraeus Bank SA	77,791	329
*	Mytilineos Holdings SA	26,080	314
	Hellenic Petroleum SA	24,209	246
*	FF Group	12,862	244
	Titan Cement Co. SA	9,212	243
	Grivalia Properties REIC AE	21,026	231
*	GEK Terna Holding Real Estate Construction SA	31,563	192
*	Holding Co. ADMIE IPTO SA	82,107	183
*	Viohalco SA	35,271	156
	Aegean Airlines SA	12,797	144
	Sarantis SA	8,278	142
	Fourlis Holdings SA	19,211	137
	Hellenic Exchanges SA	17,966	113
*	Public Power Corp. SA	29,269	96
*	Ellaktor SA	29,150	58
			7,942
Hong Kong (1.2%)
	AIA Group Ltd.	3,843,782	34,353
^	Hong Kong Exchanges & Clearing Ltd.	389,210	12,608
	CK Hutchison Holdings Ltd.	846,927	10,015
*	CK Asset Holdings Ltd.	840,927	7,260
	Sun Hung Kai Properties Ltd.	448,003	7,215
	Galaxy Entertainment Group Ltd.	692,000	6,057
	Link REIT	682,460	6,032
	BOC Hong Kong Holdings Ltd.	1,164,000	6,017
	Hang Seng Bank Ltd.	226,866	5,746
	Hong Kong & China Gas Co. Ltd.	2,570,665	5,371
	CLP Holdings Ltd.	516,375	5,362
	Sands China Ltd.	750,800	4,339
	Jardine Matheson Holdings Ltd.	67,839	4,108
	AAC Technologies Holdings Inc.	217,500	3,122
	Power Assets Holdings Ltd.	401,000	2,984
	Wharf Real Estate Investment Co. Ltd.	372,600	2,794
2	WH Group Ltd.	2,623,684	2,716
	China Mengniu Dairy Co. Ltd.	835,000	2,692
	Hongkong Land Holdings Ltd.	368,100	2,660
	New World Development Co. Ltd.	1,736,224	2,546
	MTR Corp. Ltd.	428,326	2,407
	Techtronic Industries Co. Ltd.	390,500	2,288
	Jardine Strategic Holdings Ltd.	55,795	2,112
	Henderson Land Development Co. Ltd.	329,089	2,087
	Wheelock & Co. Ltd.	250,000	1,855
	Samsonite International SA	391,196	1,765
	Wynn Macau Ltd.	456,800	1,688
	Swire Pacific Ltd. Class A	166,642	1,647
	Bank of East Asia Ltd.	369,672	1,623
	Sino Land Co. Ltd.	928,279	1,602
	Want Want China Holdings Ltd.	1,780,467	1,573
	CK Infrastructure Holdings Ltd.	190,500	1,503
	Hang Lung Properties Ltd.	622,000	1,472
	ASM Pacific Technology Ltd.	102,822	1,409
	Wharf Holdings Ltd.	372,600	1,240
	Swire Properties Ltd.	333,046	1,182
*,^	Semiconductor Manufacturing International Corp.	908,600	1,169
	Hysan Development Co. Ltd.	189,000	1,100
	Tingyi Cayman Islands Holding Corp.	580,000	1,099
	Minth Group Ltd.	228,000	1,083
	Xinyi Glass Holdings Ltd.	648,000	932
	Li & Fung Ltd.	1,806,000	908

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Melco International Development Ltd.	245,000	907
	Kerry Properties Ltd.	184,000	880
	PRADA SPA	164,900	837
	NWS Holdings Ltd.	419,500	827
	Hang Lung Group Ltd.	262,000	791
	Sun Art Retail Group Ltd.	691,579	777
^	Dairy Farm International Holdings Ltd.	89,700	753
	Vitasoy International Holdings Ltd.	270,000	716
	PCCW Ltd.	1,124,000	695
	MGM China Holdings Ltd.	239,600	657
	Shangri-La Asia Ltd.	331,519	645
	VTech Holdings Ltd.	51,800	631
	Yue Yuen Industrial Holdings Ltd.	216,000	612
	Hopewell Holdings Ltd.	168,500	598
	SJM Holdings Ltd.	572,000	573
	Luk Fook Holdings International Ltd.	126,000	527
*	MMG Ltd.	690,117	512
	Orient Overseas International Ltd.	52,802	502
*	Freeman FinTech Corp. Ltd.	3,160,000	469
	First Pacific Co. Ltd.	901,200	461
^	NagaCorp Ltd.	444,000	460
	Xinyi Solar Holdings Ltd.	958,200	437
	IGG Inc.	288,000	433
	Great Eagle Holdings Ltd.	84,000	424
	Fortune REIT	353,923	419
	Swire Pacific Ltd. Class B	245,000	413
*	Pacific Basin Shipping Ltd.	1,483,000	394
	Johnson Electric Holdings Ltd.	110,250	384
2	BOC Aviation Ltd.	64,200	375
	SITC International Holdings Co. Ltd.	352,000	375
	Dah Sing Financial Holdings Ltd.	55,744	372
	Cathay Pacific Airways Ltd.	228,000	366
	Haitong International Securities Group Ltd.	626,038	365
	Chow Tai Fook Jewellery Group Ltd.	273,000	352
^	Man Wah Holdings Ltd.	469,200	347
^	Hongkong & Shanghai Hotels Ltd.	227,000	344
	Champion REIT	482,000	341
	Lifestyle International Holdings Ltd.	179,000	335
	Nexteer Automotive Group Ltd.	217,000	334
	Cafe de Coral Holdings Ltd.	134,000	329
	China Travel International Investment Hong Kong Ltd.	864,000	322
	Television Broadcasts Ltd.	98,900	314
	Shougang Fushan Resources Group Ltd.	1,236,000	303
	K Wah International Holdings Ltd.	490,000	301
	Shui On Land Ltd.	1,104,500	297
^	Value Partners Group Ltd.	313,000	296
	Towngas China Co. Ltd.	332,000	296
	Yuexiu REIT	438,940	293
	Sunlight REIT	410,000	277
^	China Goldjoy Group Ltd.	4,180,000	274
	HKBN Ltd.	193,689	271
	Uni-President China Holdings Ltd.	272,800	258
	L'Occitane International SA	138,250	257
	Spring REIT	604,000	251
	Liu Chong Hing Investment Ltd.	155,982	251
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	246
*	COFCO Meat Holdings Ltd.	1,471,000	228
^	Guotai Junan International Holdings Ltd.	746,000	223
^	Chinese Estates Holdings Ltd.	147,000	219
	Inspur International Ltd.	644,000	218
	Giordano International Ltd.	354,000	216
	Mandarin Oriental International Ltd.	87,637	210
	Kerry Logistics Network Ltd.	128,000	195
	Shun Tak Holdings Ltd.	472,000	194

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Prosperity REIT	471,000	194
	SmarTone Telecommunications Holdings Ltd.	172,000	182
*,^	Esprit Holdings Ltd.	510,346	176
	Emperor Watch & Jewellery Ltd.	2,560,000	175
	Goodbaby International Holdings Ltd.	267,464	170
	Dah Sing Banking Group Ltd.	71,137	169
	Lai Sun Development Co. Ltd.	106,080	164
	Huabao International Holdings Ltd.	256,000	163
	Canvest Environmental Protection Group Co. Ltd.	291,000	161
*,^	We Solutions Ltd.	744,000	152
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	146
	SA Sa International Holdings Ltd.	219,995	136
	Henderson Investment Ltd.	1,594,000	136
*,^	China Harmony New Energy Auto Holding Ltd.	231,000	130
	Chong Hing Bank Ltd.	64,000	129
	Far East Consortium International Ltd.	225,000	128
	CP Pokphand Co. Ltd.	1,350,000	122
*,^	Panda Green Energy Group Ltd.	1,110,000	118
	Stella International Holdings Ltd.	99,000	117
*,^,3	Superb Summit International Group Ltd.	620,000	115
^	HC International Inc.	170,000	115
	HKR International Ltd.	183,200	111
	Yip's Chemical Holdings Ltd.	316,000	111
*,2	FIT Hon Teng Ltd.	279,000	107
^	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	107
*	New World Department Store China Ltd.	459,000	106
	FIH Mobile Ltd.	607,000	104
	Sun Hung Kai & Co. Ltd.	165,000	102
	Chow Sang Sang Holdings International Ltd.	46,000	101
	Road King Infrastructure Ltd.	53,000	100
	Dynam Japan Holdings Co. Ltd.	72,400	98
	Microport Scientific Corp.	83,852	98
*	KuangChi Science Ltd.	427,000	97
*,^	Summit Ascent Holdings Ltd.	783,948	94
*,^	United Laboratories International Holdings Ltd.	86,000	93
*,^	GCL New Energy Holdings Ltd.	1,670,000	93
*	G-Resources Group Ltd.	10,998,600	91
*,^	Anton Oilfield Services Group	648,000	91
*,^,2	IMAX China Holding Inc.	27,100	90
	CITIC Telecom International Holdings Ltd.	302,500	89
	Pacific Textiles Holdings Ltd.	97,000	89
	Singamas Container Holdings Ltd.	548,000	87
*	Parkson Retail Group Ltd.	706,000	87
*	Good Resources Holdings Ltd.	2,469,978	85
*,^	China Ocean Industry Group Ltd.	13,790,000	84
	United Energy Group Ltd.	1,002,000	84
*	Qianhai Health Holdings Ltd.	7,377,500	82
^	Truly International Holdings Ltd.	360,000	82
^,2	Regina Miracle International Holdings Ltd.	94,000	81
3	Town Health International Medical Group Ltd.	870,000	76
	Pou Sheng International Holdings Ltd.	458,000	76
	Texwinca Holdings Ltd.	146,000	73
*	Sunshine Oilsands Ltd.	2,618,500	73
*	Global Brands Group Holding Ltd.	1,414,000	70
*,^	Digital Domain Holdings Ltd.	3,220,000	67
*	Future World Financial Holdings Ltd.	2,790,251	66
*,3	Convoy Global Holdings Ltd.	3,102,000	66
*,^	China Baoli Technologies Holdings Ltd.	5,725,000	64
	Nan Hai Corp. Ltd.	2,450,000	63
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	63
*	BOE Varitronix Ltd.	124,000	60
*	Hong Kong Television Network Ltd.	164,000	59
*,^	Honghua Group Ltd.	587,000	58
*	China Oceanwide Holdings Ltd.	1,050,000	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Lee's Pharmaceutical Holdings Ltd.	43,500	56
*,^	Technovator International Ltd.	222,000	55
	Emperor Capital Group Ltd.	654,000	50
*	Yanchang Petroleum International Ltd.	3,680,000	50
^	China Silver Group Ltd.	264,000	49
	EVA Precision Industrial Holdings Ltd.	272,000	42
*	NewOcean Energy Holdings Ltd.	162,000	38
*	China Strategic Holdings Ltd.	3,500,000	37
*,^	New Provenance Everlasting Holdings Ltd.	2,630,000	37
*	Lifestyle China Group Ltd.	81,500	36
2	CGN New Energy Holdings Co. Ltd.	250,000	34
*,^	China LNG Group Ltd.	240,000	34
*	Macau Legend Development Ltd.	186,000	29
	TPV Technology Ltd.	224,000	28
*,^	Sino Oil And Gas Holdings Ltd.	3,795,000	25
	Ju Teng International Holdings Ltd.	126,000	25
*	Tou Rong Chang Fu Group Ltd.	1,348,000	23
*	Silver Base Group Holdings Ltd.	294,000	23
	Shenwan Hongyuan HK Ltd.	75,000	23
*	China Financial International Investments Ltd.	790,000	22
*	China Medical & HealthCare Group Ltd.	549,488	20
*	CST Group Ltd.	4,128,000	18
*	China LotSynergy Holdings Ltd.	940,000	17
*	Mei Ah Entertainment Group Ltd.	440,000	15
*	Xinchen China Power Holdings Ltd.	128,000	14
	New Sports Group Ltd.	122,000	12
*,3	Brightoil Petroleum Holdings Ltd.	426,340	11
*	Vision Fame International Holding Ltd.	318,000	9
*	Sincere Watch Hong Kong Ltd.	560,000	8
*,3	Tech Pro Technology Development Ltd.	833,600	7
*	China Animal Healthcare Ltd.	84,000	6
*	China Healthwise Holdings Ltd.	301,115	4
			202,510
Hungary (0.0%)
	OTP Bank Nyrt	77,457	3,377
*	MOL Hungarian Oil & Gas plc	132,546	1,532
	Richter Gedeon Nyrt	40,778	824
	Magyar Telekom Telecommunications plc	106,612	184
*	Opus Global Nyrt	31,411	88
			6,005
India (1.2%)
	Housing Development Finance Corp. Ltd.	498,387	14,035
2	Reliance Industries Ltd. GDR	344,986	9,927
	Infosys Ltd. ADR	491,807	8,690
	Tata Consultancy Services Ltd.	144,203	7,612
	Hindustan Unilever Ltd.	220,839	4,974
	Maruti Suzuki India Ltd.	37,615	4,950
	Axis Bank Ltd.	588,592	4,542
	Reliance Industries Ltd.	313,986	4,512
	ITC Ltd.	911,568	3,834
	Infosys Ltd.	192,562	3,451
*	Yes Bank Ltd.	549,919	2,968
	HCL Technologies Ltd.	175,325	2,759
	Sun Pharmaceutical Industries Ltd.	333,766	2,636
	Oil & Natural Gas Corp. Ltd.	943,166	2,544
	Mahindra & Mahindra Ltd.	190,065	2,477
	Bharti Airtel Ltd.	400,718	2,449
	Vedanta Ltd.	512,682	2,276
	Larsen & Toubro Ltd.	100,403	2,101
	Indiabulls Housing Finance Ltd.	99,355	1,936
	Eicher Motors Ltd.	4,079	1,897
*	Tata Motors Ltd.	362,222	1,831
	Bharat Petroleum Corp. Ltd.	306,836	1,775
	JSW Steel Ltd.	362,513	1,754

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Indian Oil Corp. Ltd.	714,891	1,730
	Coal India Ltd.	395,529	1,685
	Hero MotoCorp Ltd.	29,841	1,664
	State Bank of India GDR	44,685	1,643
	Grasim Industries Ltd.	98,450	1,607
	NTPC Ltd.	622,657	1,602
	Adani Ports & Special Economic Zone Ltd.	258,602	1,575
	Asian Paints Ltd.	87,472	1,571
	UltraTech Cement Ltd.	25,034	1,536
	Bajaj Finance Ltd.	52,824	1,503
	Tech Mahindra Ltd.	147,714	1,478
	GAIL India Ltd.	300,778	1,462
	Titan Co. Ltd.	97,166	1,425
	Zee Entertainment Enterprises Ltd.	162,038	1,424
	Bharti Infratel Ltd.	284,462	1,333
	Godrej Consumer Products Ltd.	75,952	1,267
	UPL Ltd.	113,472	1,237
	Shriram Transport Finance Co. Ltd.	51,202	1,230
	Bajaj Auto Ltd.	26,779	1,180
	Nestle India Ltd.	7,326	1,030
	Motherson Sumi Systems Ltd.	194,776	1,027
	Piramal Enterprises Ltd.	25,912	1,006
*	United Spirits Ltd.	17,788	962
	Hindalco Industries Ltd.	270,099	946
	Mahindra & Mahindra Financial Services Ltd.	118,614	935
	Aurobindo Pharma Ltd.	96,266	924
	Wipro Ltd. ADR	190,796	912
	Ambuja Cements Ltd.	241,475	905
	Ashok Leyland Ltd.	364,793	895
	Bajaj Finserv Ltd.	10,810	885
	Hindustan Petroleum Corp. Ltd.	191,559	871
	Cipla Ltd.	92,768	841
	Dr Reddy's Laboratories Ltd.	25,877	819
	Federal Bank Ltd.	546,938	802
	Dabur India Ltd.	142,823	788
	Lupin Ltd.	64,489	782
	Britannia Industries Ltd.	9,205	760
	ICICI Bank Ltd.	173,012	736
	Mindtree Ltd.	45,360	733
	Marico Ltd.	141,376	702
	Dewan Housing Finance Corp. Ltd.	71,616	683
	Wipro Ltd.	160,252	665
	Power Grid Corp. of India Ltd.	211,980	658
	IndusInd Bank Ltd.	23,114	654
	Bosch Ltd.	2,165	628
	Tata Steel Ltd.	69,955	619
2	InterGlobe Aviation Ltd.	29,173	611
	Bharat Forge Ltd.	51,384	594
	Shree Cement Ltd.	2,305	584
	LIC Housing Finance Ltd.	71,431	582
*	Bharat Financial Inclusion Ltd.	32,231	559
*	Idea Cellular Ltd.	539,859	557
	Havells India Ltd.	66,176	540
	Pidilite Industries Ltd.	32,600	529
	Crompton Greaves Consumer Electricals Ltd.	147,976	520
	Page Industries Ltd.	1,358	490
	Edelweiss Financial Services Ltd.	113,186	482
	Divi's Laboratories Ltd.	25,570	457
*	Jindal Steel & Power Ltd.	120,970	453
	Container Corp. Of India Ltd.	22,250	433
	Mphasis Ltd.	27,839	431
	United Breweries Ltd.	23,649	423
2	ICICI Prudential Life Insurance Co. Ltd.	66,447	423
	Biocon Ltd.	42,328	422

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Max Financial Services Ltd.	54,408	419
	Jubilant Foodworks Ltd.	11,022	417
	Apollo Hospitals Enterprise Ltd.	25,238	412
	Dalmia Bharat Ltd.	9,029	411
	Cholamandalam Investment and Finance Co. Ltd.	15,341	399
*	Indiabulls Ventures Ltd.	55,575	399
	Colgate-Palmolive India Ltd.	23,624	397
	MRF Ltd.	331	395
*,2	Avenue Supermarts Ltd.	17,732	394
*	Capital First Ltd.	40,903	392
	Rajesh Exports Ltd.	37,342	381
*	Cadila Healthcare Ltd.	61,802	381
	NMDC Ltd.	203,655	379
	DLF Ltd.	112,856	374
	Siemens Ltd.	21,549	361
*	Tata Motors Ltd. Class A	126,659	361
	IDFC Bank Ltd.	491,432	354
	TVS Motor Co. Ltd.	35,146	350
*	Future Retail Ltd.	38,870	350
	Sundaram Finance Ltd.	12,797	339
	Rural Electrification Corp. Ltd.	177,160	337
*	Oracle Financial Services Software Ltd.	5,219	336
	Voltas Ltd.	34,114	327
	Glenmark Pharmaceuticals Ltd.	38,015	325
	CESC Ltd.	20,476	324
	Tata Power Co. Ltd.	243,302	321
	Bharat Heavy Electricals Ltd.	243,496	319
	Info Edge India Ltd.	17,176	319
	Hindustan Zinc Ltd.	64,711	316
*,2	ICICI Lombard General Insurance Co. Ltd.	27,713	316
	Apollo Tyres Ltd.	71,220	313
	Alkem Laboratories Ltd.	10,482	310
*	Steel Authority of India Ltd.	268,026	309
	Jubilant Life Sciences Ltd.	23,147	304
	State Bank of India	81,983	302
	L&T Finance Holdings Ltd.	116,831	301
	Bajaj Holdings & Investment Ltd.	7,375	298
	Balkrishna Industries Ltd.	15,622	298
	Natco Pharma Ltd.	23,911	288
	ACC Ltd.	12,109	287
	NHPC Ltd.	656,926	279
	Tata Global Beverages Ltd.	61,078	271
	Berger Paints India Ltd.	62,801	269
*	Indiabulls Real Estate Ltd.	83,885	268
	Bank of Baroda	120,949	268
	Indian Hotels Co. Ltd.	120,366	265
	Sun TV Network Ltd.	20,137	264
	Kansai Nerolac Paints Ltd.	35,036	262
	IIFL Holdings Ltd.	22,394	257
	Oil India Ltd.	73,408	255
	GlaxoSmithKline Consumer Healthcare Ltd.	2,792	255
	Manappuram Finance Ltd.	139,248	254
	NCC Ltd.	124,641	248
	Finolex Cables Ltd.	23,640	247
	Escorts Ltd.	16,201	243
	Power Finance Corp. Ltd.	183,340	240
	GRUH Finance Ltd.	23,649	239
	Gillette India Ltd.	2,396	234
	ABB India Ltd.	11,390	231
*	NBCC India Ltd.	145,348	228
	Hexaware Technologies Ltd.	33,864	227
	Vakrangee Ltd.	149,459	223
	Arvind Ltd.	35,132	222
	Sundram Fasteners Ltd.	24,845	221

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Muthoot Finance Ltd.	32,648	219
	Ramco Cements Ltd.	17,456	215
*	Fortis Healthcare Ltd.	93,804	212
*	Adani Transmission Ltd.	84,325	212
	IRB Infrastructure Developers Ltd.	48,800	205
	Kajaria Ceramics Ltd.	25,055	204
	AIA Engineering Ltd.	9,421	204
*	Sun Pharma Advanced Research Co. Ltd.	32,065	202
*	Indraprastha Gas Ltd.	47,090	202
	Reliance Infrastructure Ltd.	30,091	202
	Emami Ltd.	12,037	201
	Whirlpool of India Ltd.	8,466	200
	HEG Ltd.	4,776	197
	Oberoi Realty Ltd.	23,982	197
*	Sintex Plastics Technology Ltd.	244,127	196
	PI Industries Ltd.	14,988	194
*,2	Quess Corp. Ltd.	11,032	192
	Adani Enterprises Ltd.	91,233	190
	Jain Irrigation Systems Ltd.	108,444	188
	Reliance Capital Ltd.	29,023	188
	KRBL Ltd.	28,058	188
	Graphite India Ltd.	17,663	184
2	Dr Lal PathLabs Ltd.	14,503	183
*	Punjab National Bank	128,046	182
	JSW Energy Ltd.	144,094	182
	TI Financial Holdings Ltd.	16,493	178
*	CG Power and Industrial Solutions Ltd.	141,656	177
	Bharat Electronics Ltd.	90,081	176
	Gujarat Gas Ltd.	13,314	176
	Torrent Pharmaceuticals Ltd.	8,262	175
*	GMR Infrastructure Ltd.	570,405	174
	Supreme Industries Ltd.	8,322	172
*	Shree Renuka Sugars Ltd.	727,453	171
*	Godrej Properties Ltd.	13,999	168
	Petronet LNG Ltd.	49,296	167
	Tata Communications Ltd.	17,873	166
	WABCO India Ltd.	1,338	162
*,2	Eris Lifesciences Ltd.	13,532	158
	Care Ratings Ltd.	8,295	158
*,2	AU Small Finance Bank Ltd.	14,629	158
	Cummins India Ltd.	13,668	157
	Coromandel International Ltd.	21,928	156
	Engineers India Ltd.	65,466	155
	National Aluminium Co. Ltd.	129,187	155
*	Suzlon Energy Ltd.	946,139	154
	Sterlite Technologies Ltd.	29,075	152
	Exide Industries Ltd.	40,848	151
	Prestige Estates Projects Ltd.	32,922	150
*	Avanti Feeds Ltd.	4,038	150
	Persistent Systems Ltd.	12,422	150
	Karur Vysya Bank Ltd.	91,768	149
	Ceat Ltd.	6,232	148
	Repco Home Finance Ltd.	15,230	146
*	IDBI Bank Ltd.	147,071	145
	Rain Industries Ltd.	30,380	145
	Indian Bank	29,873	143
	Pfizer Ltd.	4,184	143
	Castrol India Ltd.	48,912	142
	Gujarat State Petronet Ltd.	53,161	142
	Symphony Ltd.	5,172	141
	Century Textiles & Industries Ltd.	7,450	140
*,2	Dilip Buildcon Ltd.	8,089	140
	Gateway Distriparks Ltd.	55,622	140
	Raymond Ltd.	8,316	138

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Bayer CropScience Ltd.	1,959	138
	City Union Bank Ltd.	49,883	137
*,2	Endurance Technologies Ltd.	7,179	137
	South Indian Bank Ltd.	343,838	136
	Sadbhav Engineering Ltd.	23,338	133
	VA Tech Wabag Ltd.	17,247	131
*	TV18 Broadcast Ltd.	137,341	131
	PVR Ltd.	6,051	130
	Godrej Industries Ltd.	14,509	130
*	Bombay Burmah Trading Co.	5,350	130
	Canara Bank	32,748	129
	Minda Industries Ltd.	7,765	128
	Sanofi India Ltd.	1,742	127
	Ipca Laboratories Ltd.	11,247	126
	GE Power India Ltd.	9,915	126
	Bajaj Corp. Ltd.	16,912	121
	Motilal Oswal Financial Services Ltd.	7,994	117
	KPIT Technologies Ltd.	30,090	116
	Jindal Saw Ltd.	61,019	112
	Blue Dart Express Ltd.	2,017	111
*	Just Dial Ltd.	16,622	110
	Srei Infrastructure Finance Ltd.	85,989	110
	JM Financial Ltd.	51,633	109
*	Ajanta Pharma Ltd.	5,388	109
	Amara Raja Batteries Ltd.	8,322	107
	GE T&D India Ltd.	18,902	106
*	Bank of India	68,499	106
	SRF Ltd.	2,950	105
	PTC India Ltd.	76,646	105
	GlaxoSmithKline Pharmaceuticals Ltd.	2,971	104
*	Thomas Cook India Ltd.	23,781	103
*	Reliance Power Ltd.	185,943	103
	eClerx Services Ltd.	5,130	102
*	Equitas Holdings Ltd.	44,263	102
	Karnataka Bank Ltd.	55,925	102
	Vijaya Bank	106,806	101
*	DEN Networks Ltd.	64,299	99
	Gujarat Pipavav Port Ltd.	44,750	99
*	Jaiprakash Associates Ltd.	332,131	98
*	Adani Power Ltd.	255,923	98
	Chambal Fertilizers and Chemicals Ltd.	32,741	95
2	Laurus Labs Ltd.	12,108	93
	Kaveri Seed Co. Ltd.	11,523	92
	IDFC Ltd.	103,749	91
	McLeod Russel India Ltd.	39,170	91
	Varun Beverages Ltd.	9,232	90
	Strides Shasun Ltd.	9,442	90
	Gujarat Fluorochemicals Ltd.	6,978	89
2	Syngene International Ltd.	9,331	87
	Thermax Ltd.	5,117	87
	Mahanagar Gas Ltd.	6,429	85
	Torrent Power Ltd.	23,118	85
	Cox & Kings Ltd.	25,906	85
*	Jammu & Kashmir Bank Ltd.	100,097	85
	PC Jeweller Ltd.	39,296	85
*	Syndicate Bank	101,228	83
*	Central Bank of India	79,029	83
*	Housing Development & Infrastructure Ltd.	162,170	80
	Redington India Ltd.	38,482	80
*	Aditya Birla Fashion and Retail Ltd.	35,555	78
	Welspun Corp. Ltd.	36,272	77
*,2	Larsen & Toubro Infotech Ltd.	3,268	77
*	Union Bank of India	53,892	76
	Welspun India Ltd.	88,190	75

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	IFCI Ltd.	247,622	73
	Phoenix Mills Ltd.	7,857	73
	Mangalore Refinery & Petrochemicals Ltd.	45,416	73
*	Andhra Bank	123,225	73
	Alembic Pharmaceuticals Ltd.	8,754	70
*	Mahindra CIE Automotive Ltd.	17,526	65
*	Oriental Bank of Commerce	45,611	64
*	Wockhardt Ltd.	5,121	64
*	Allahabad Bank	81,980	60
*	Shipping Corp. of India Ltd.	52,970	59
	Great Eastern Shipping Co. Ltd.	10,667	59
*	Jet Airways India Ltd.	5,987	57
*	Dish TV India Ltd.	50,292	57
*	Reliance Communications Ltd.	245,174	56
	Sobha Ltd.	6,672	55
	India Cements Ltd.	24,791	54
	Radico Khaitan Ltd.	8,653	54
	Balrampur Chini Mills Ltd.	50,849	53
	Gujarat Mineral Development Corp. Ltd.	24,509	50
	Marksans Pharma Ltd.	86,069	43
*	RattanIndia Power Ltd.	553,078	42
*	Hindustan Construction Co. Ltd.	103,619	36
	Sintex Industries Ltd.	128,392	34
	Multi Commodity Exchange of India Ltd.	2,593	30
*	Reliance Home Finance Ltd.	29,023	27
*,3	Adani Green Energy Ltd.	69,428	27
*	Corp Bank	49,046	22
	ICICI Bank Ltd. ADR	2,321	20
*	Bajaj Hindusthan Sugar Ltd.	139,539	18
*	Rolta India Ltd.	18,714	17
*	Unitech Ltd.	198,930	17
*	Indian Overseas Bank	27,269	8
	Tube Investments of India Ltd.	1,522	5
*	UCO Bank	17,873	5
*	Amtek Auto Ltd.	13,242	3
*,3	Solara Active Pharma Sciences Ltd.	1,573	3
*	Sundaram Finance Holdings Ltd.	1,177	3
			194,424
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,191,760	5,047
	Telekomunikasi Indonesia Persero Tbk PT	14,943,840	4,078
	Bank Rakyat Indonesia Persero Tbk PT	16,614,490	3,831
	Astra International Tbk PT	6,422,830	3,287
	Bank Mandiri Persero Tbk PT	5,883,032	2,980
	Bank Negara Indonesia Persero Tbk PT	2,611,930	1,504
	Unilever Indonesia Tbk PT	420,000	1,396
	United Tractors Tbk PT	476,660	1,163
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	760
	Indofood Sukses Makmur Tbk PT	1,490,900	745
	Gudang Garam Tbk PT	147,100	731
	Kalbe Farma Tbk PT	5,484,900	592
*	Semen Indonesia Persero Tbk PT	841,500	581
	Indah Kiat Pulp & Paper Corp. Tbk PT	600,400	567
	Charoen Pokphand Indonesia Tbk PT	2,146,700	566
	Adaro Energy Tbk PT	3,993,500	523
	Indocement Tunggal Prakarsa Tbk PT	396,900	502
	Matahari Department Store Tbk PT	678,300	502
	Bank Danamon Indonesia Tbk PT	1,018,900	486
	Indofood CBP Sukses Makmur Tbk PT	699,300	434
	Perusahaan Gas Negara Persero Tbk PT	3,037,400	430
	Surya Citra Media Tbk PT	1,789,200	327
	Pakuwon Jati Tbk PT	7,083,400	299
	Bukit Asam Tbk PT	1,246,200	288
	Ciputra Development Tbk PT	3,585,330	282

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tower Bersama Infrastructure Tbk PT	667,600	266
	Ace Hardware Indonesia Tbk PT	2,595,300	243
	Bumi Serpong Damai Tbk PT	1,980,200	239
*	Barito Pacific Tbk PT	1,316,300	233
	Bank Tabungan Negara Persero Tbk PT	1,034,500	231
*	Medco Energi Internasional Tbk PT	2,538,166	218
	Jasa Marga Persero Tbk PT	677,017	212
	Waskita Karya Persero Tbk PT	1,299,774	205
	Japfa Comfeed Indonesia Tbk PT	1,879,800	204
	Semen Baturaja Persero TBK PT	648,400	195
*	Kresna Graha Investama Tbk PT	4,091,300	193
	Summarecon Agung Tbk PT	2,915,900	189
	Indo Tambangraya Megah Tbk PT	108,800	184
*	Sentul City Tbk PT	12,184,467	163
*	Lippo Karawaci Tbk PT	5,076,000	162
	Aneka Tambang Tbk	2,541,300	153
	Mitra Adiperkasa Tbk PT	240,500	143
*	XL Axiata Tbk PT	890,300	135
	AKR Corporindo Tbk PT	359,800	126
	Ramayana Lestari Sentosa Tbk PT	1,190,900	122
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	120
	Media Nusantara Citra Tbk PT	1,051,100	99
	Link Net Tbk PT	246,700	96
*	Vale Indonesia Tbk PT	414,700	93
*	PP Persero Tbk PT	528,300	92
	Astra Agro Lestari Tbk PT	82,055	75
*	Wijaya Karya Persero Tbk PT	623,745	71
	Kawasan Industri Jababeka Tbk PT	3,775,457	67
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	66
	Alam Sutera Realty Tbk PT	2,431,200	63
*	Panin Financial Tbk PT	3,164,200	53
	Global Mediacom Tbk PT	1,211,000	50
	Adhi Karya Persero Tbk PT	348,200	47
	Wijaya Karya Beton Tbk PT	1,298,600	44
	Gajah Tunggal Tbk PT	720,000	42
*	Eagle High Plantations Tbk PT	2,054,500	37
	Timah Tbk PT	473,400	35
	Intiland Development Tbk PT	1,328,600	29
	Surya Semesta Internusa Tbk PT	704,600	27
*	Krakatau Steel Persero Tbk PT	810,647	26
	Agung Podomoro Land Tbk PT	1,547,500	23
*	Siloam International Hospitals Tbk PT	43,483	22
*	Matahari Putra Prima Tbk PT	838,300	20
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	19
*,3	Berlian Laju Tanker Tbk PT	968,000	14
*	Lippo Cikarang Tbk PT	69,300	11
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	256,166	10
			37,068
Ireland (0.1%)
	Kerry Group plc Class A	46,239	4,714
	Bank of Ireland Group plc	282,059	2,531
	Kingspan Group plc	45,729	2,070
*	ICON plc	16,700	1,964
	AIB Group plc	209,983	1,251
	Glanbia plc	60,190	1,017
	Green REIT plc	271,894	498
	Hibernia REIT plc	269,351	482
*	Dalata Hotel Group plc	55,774	444
	C&C Group plc	116,065	436
	Irish Continental Group plc	49,543	336
	Origin Enterprises plc	40,317	260
*	Prothena Corp. plc	11,900	143
*	Permanent TSB Group Holdings plc	26,375	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			16,201
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	286,130	5,153
	Bank Leumi Le-Israel BM	441,134	2,603
	Bank Hapoalim BM	316,102	2,159
*	Nice Ltd.	18,656	1,767
	Frutarom Industries Ltd.	12,096	1,156
*	Israel Discount Bank Ltd. Class A	403,740	1,118
*	Mellanox Technologies Ltd.	13,739	1,080
	Israel Chemicals Ltd.	238,039	1,064
	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	868
	Elbit Systems Ltd.	7,405	853
	Mizrahi Tefahot Bank Ltd.	44,872	820
*	Tower Semiconductor Ltd.	31,261	815
*	SodaStream International Ltd.	6,172	582
	Azrieli Group Ltd.	11,224	513
	Paz Oil Co. Ltd.	2,736	398
*	Mazor Robotics Ltd.	14,328	383
	First International Bank Of Israel Ltd.	14,322	295
	Delek Group Ltd.	1,804	270
	Harel Insurance Investments & Financial Services Ltd.	36,575	266
	Sella Capital Real Estate Ltd.	141,397	260
	Alony Hetz Properties & Investments Ltd.	26,745	237
	Strauss Group Ltd.	11,068	228
	Gazit-Globe Ltd.	23,638	223
	Reit 1 Ltd.	52,803	212
	Kenon Holdings Ltd.	13,358	207
*	Nova Measuring Instruments Ltd.	7,371	196
	Amot Investments Ltd.	39,544	195
*	Airport City Ltd.	16,888	193
	Property & Building Corp. Ltd.	2,575	192
	Israel Corp. Ltd.	774	151
	Oil Refineries Ltd.	346,880	150
*	Cellcom Israel Ltd. (Registered)	21,946	150
	IDI Insurance Co. Ltd.	2,463	148
*	Jerusalem Oil Exploration	2,482	139
	Electra Ltd.	555	139
	Shufersal Ltd.	23,960	137
*	Jerusalem Economy Ltd.	55,259	134
*	Clal Insurance Enterprises Holdings Ltd.	8,378	131
	Shikun & Binui Ltd.	70,237	119
	Melisron Ltd.	2,819	115
*	Partner Communications Co. Ltd.	25,426	105
*	Brack Capital Properties NV	890	99
	Big Shopping Centers Ltd.	1,527	98
	Bayside Land Corp.	210	91
	Matrix IT Ltd.	8,201	90
	Delta-Galil Industries Ltd.	3,081	88
*	Phoenix Holdings Ltd.	16,138	83
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	77
	Naphtha Israel Petroleum Corp. Ltd.	11,590	73
	Delek Automotive Systems Ltd.	9,988	72
*	Gilat Satellite Networks Ltd.	7,449	63
	Norstar Holdings Inc.	3,315	58
*	Africa Israel Properties Ltd.	2,364	54
	Menora Mivtachim Holdings Ltd.	4,821	54
*	Migdal Insurance & Financial Holding Ltd.	47,854	47
*	Evogene Ltd.	14,751	45
*	Kamada Ltd.	9,329	44
*	B Communications Ltd.	3,139	38
	Formula Systems 1985 Ltd.	1,047	36
*	AudioCodes Ltd.	3,938	28

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Allot Communications Ltd.	4,912	25
			27,187
Italy (1.0%)
	Intesa Sanpaolo SPA (Registered)	4,276,311	16,267
	Enel SPA	2,452,510	15,558
	Eni SPA	787,166	15,388
	UniCredit SPA	708,593	15,362
	Assicurazioni Generali SPA	413,006	8,334
*	Fiat Chrysler Automobiles NV	343,149	7,625
	Atlantia SPA	168,093	5,564
	Ferrari NV	39,646	4,864
	CNH Industrial NV	306,726	3,774
	Snam SPA	726,946	3,490
*	Telecom Italia SPA (Registered)	3,356,976	3,312
	Luxottica Group SPA	48,889	3,050
	Terna Rete Elettrica Nazionale SPA	433,699	2,603
	EXOR NV	32,805	2,430
	Moncler SPA	49,757	2,243
	Mediobanca Banca di Credito Finanziario SPA	178,072	2,158
	Telecom Italia SPA (Bearer)	2,280,932	1,959
	Prysmian SPA	64,942	1,909
*	Banco BPM SPA	476,189	1,727
	Unione di Banche Italiane SPA	322,110	1,659
	Tenaris SA	79,147	1,483
	FinecoBank Banca Fineco SPA	120,399	1,434
	Leonardo SPA	123,996	1,433
2	Poste Italiane SPA	145,369	1,419
	Recordati SPA	37,339	1,332
	Davide Campari-Milano SPA	174,215	1,305
	Intesa Sanpaolo SPA	284,614	1,127
	Italgas SPA	158,081	1,023
*,2	Pirelli & C SPA	110,372	956
*	Yoox Net-A-Porter Group SPA	20,510	938
	A2A SPA	466,344	938
	Hera SPA	243,701	901
	Unipol Gruppo SPA	156,783	840
	Interpump Group SPA	25,512	811
	BPER Banca	138,170	798
	Banca Popolare di Sondrio SCPA	156,731	741
	Azimut Holding SPA	34,415	723
	UnipolSai Assicurazioni SPA	258,558	695
*	Brembo SPA	47,018	693
	Amplifon SPA	35,365	661
	Cerved Information Solutions SPA	53,820	651
2	Infrastrutture Wireless Italiane SPA	80,633	649
*	Saipem SPA	169,234	646
	De' Longhi SPA	21,041	629
	Banca Mediolanum SPA	77,034	617
	DiaSorin SPA	6,508	613
2	Anima Holding SPA	85,093	611
	IMA Industria Macchine Automatiche SPA	5,943	577
	Banca Generali SPA	15,105	490
	Societa Cattolica di Assicurazioni SC	45,070	480
*	LivaNova plc	5,390	479
2	Enav SPA	86,759	473
	Societa Iniziative Autostradali e Servizi SPA	21,961	465
	Autogrill SPA	36,501	465
	Buzzi Unicem SPA	18,356	464
	MARR SPA	14,661	442
	Iren SPA	136,998	416
*	Mediaset SPA	104,006	413
*	Reply SPA	6,441	407
^	Salvatore Ferragamo SPA	13,689	405
	Beni Stabili SpA SIIQ	415,420	393

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Tod's SPA	4,506	348
	ERG SPA	14,444	346
	Brunello Cucinelli SPA	9,797	325
	Saras SPA	129,276	309
2	Technogym SPA	24,840	301
	ASTM SPA	10,810	297
	DeA Capital SPA	151,178	274
2	OVS SPA	63,114	268
	Ei Towers SPA	4,587	266
	Banca IFIS SPA	6,213	245
	Biesse SPA	4,125	217
	Credito Emiliano SPA	23,562	207
	ACEA SPA	11,236	197
*	Fincantieri SPA	123,712	194
	Buzzi Unicem SPA Savings Shares	13,277	190
2	RAI Way SPA	33,424	189
*	Immobiliare Grande Distribuzione SIIQ SPA	18,415	172
	Parmalat SPA	47,062	172
*,2	doBank SPA	11,175	169
	Danieli & C Officine Meccaniche SPA	5,775	159
	Piaggio & C SPA	59,240	155
	Maire Tecnimont SPA	28,657	146
	Datalogic SPA	4,466	142
	Zignago Vetro SPA	13,478	135
2	Banca Farmafactoring SPA	20,838	130
	Danieli & C Officine Meccaniche SPA Savings Shares	6,539	125
*	Italmobiliare SPA	4,572	124
*	GEDI Gruppo Editoriale SPA	240,866	122
^	Salini Impregilo SPA	41,504	119
	CIR-Compagnie Industriali Riunite SPA	86,471	114
	Cementir Holding SPA	10,694	89
*,^	Juventus Football Club SPA	113,088	86
	Cairo Communication SPA	15,486	70
*	Arnoldo Mondadori Editore SPA	24,213	47
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	42
	Geox SPA	10,796	36
	Cofide SPA	48,461	28
*,^	Safilo Group SPA	3,221	16
	Astaldi SPA	5,375	15
			156,898
Japan (8.4%)
	Toyota Motor Corp.	816,794	53,559
	Mitsubishi UFJ Financial Group Inc.	4,111,060	27,550
	SoftBank Group Corp.	269,947	20,626
	Honda Motor Co. Ltd.	565,341	19,440
	Sony Corp.	400,000	18,682
	Sumitomo Mitsui Financial Group Inc.	418,948	17,461
	Keyence Corp.	28,266	17,236
	KDDI Corp.	573,200	15,387
	Mizuho Financial Group Inc.	8,281,307	14,983
	Nintendo Co. Ltd.	35,176	14,780
	FANUC Corp.	61,316	13,135
	Shin-Etsu Chemical Co. Ltd.	127,792	12,824
	Central Japan Railway Co.	58,053	11,633
	Nidec Corp.	73,362	11,477
	East Japan Railway Co.	119,157	11,447
	Canon Inc.	324,400	11,159
	Mitsubishi Corp.	403,200	11,118
	Kao Corp.	150,848	10,844
	Seven & i Holdings Co. Ltd.	242,100	10,667
	Hitachi Ltd.	1,450,688	10,588
	NTT DOCOMO Inc.	402,448	10,397
	Tokio Marine Holdings Inc.	219,075	10,340
	Takeda Pharmaceutical Co. Ltd.	239,179	10,072

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Japan Tobacco Inc.	373,782	10,048
Mitsubishi Electric Corp.	645,901	9,902
Panasonic Corp.	667,318	9,881
Nippon Telegraph & Telephone Corp.	208,100	9,875
Komatsu Ltd.	286,645	9,771
Daikin Industries Ltd.	83,179	9,717
Mitsui & Co. Ltd.	525,000	9,462
Tokyo Electron Ltd.	48,800	9,372
Astellas Pharma Inc.	632,600	9,253
ITOCHU Corp.	445,634	8,912
Recruit Holdings Co. Ltd.	374,110	8,626
Bridgestone Corp.	196,310	8,206
Denso Corp.	154,900	8,146
Shiseido Co. Ltd.	123,900	8,039
Murata Manufacturing Co. Ltd.	61,066	7,709
Mitsui Fudosan Co. Ltd.	295,800	7,577
Daiwa House Industry Co. Ltd.	203,800	7,451
Kirin Holdings Co. Ltd.	261,700	7,346
Dai-ichi Life Holdings Inc.	365,600	7,258
ORIX Corp.	403,960	7,085
Fast Retailing Co. Ltd.	16,000	7,024
Suzuki Motor Corp.	128,981	6,932
SMC Corp.	18,200	6,916
Otsuka Holdings Co. Ltd.	132,200	6,912
Daiichi Sankyo Co. Ltd.	200,300	6,855
Mitsubishi Estate Co. Ltd.	370,891	6,777
JXTG Holdings Inc.	999,607	6,516
Nissan Motor Co. Ltd.	613,201	6,451
Subaru Corp.	191,800	6,438
Sumitomo Corp.	354,800	6,369
Kyocera Corp.	98,500	6,293
Hoya Corp.	115,800	6,187
Asahi Group Holdings Ltd.	119,700	6,055
Nomura Holdings Inc.	1,029,500	5,929
Kubota Corp.	350,300	5,906
Oriental Land Co. Ltd.	59,200	5,900
Eisai Co. Ltd.	82,900	5,560
Terumo Corp.	96,000	5,432
Asahi Kasei Corp.	392,300	5,394
Sumitomo Realty & Development Co. Ltd.	134,846	5,357
Nippon Steel & Sumitomo Metal Corp.	245,474	5,337
MS&AD Insurance Group Holdings Inc.	156,543	5,275
Japan Post Holdings Co. Ltd.	421,815	5,126
Sumitomo Mitsui Trust Holdings Inc.	120,046	5,091
* Toshiba Corp.	1,831,000	4,907
FUJIFILM Holdings Corp.	119,400	4,802
Secom Co. Ltd.	63,900	4,794
Shionogi & Co. Ltd.	91,800	4,718
Sompo Holdings Inc.	111,075	4,651
Toray Industries Inc.	477,600	4,458
Aeon Co. Ltd.	214,000	4,276
West Japan Railway Co.	59,000	4,170
Sysmex Corp.	45,934	4,058
Resona Holdings Inc.	704,606	4,004
Nitori Holdings Co. Ltd.	23,600	3,980
Mitsubishi Chemical Holdings Corp.	414,384	3,920
Mitsubishi Heavy Industries Ltd.	96,887	3,830
Daito Trust Construction Co. Ltd.	22,652	3,780
Fujitsu Ltd.	606,406	3,676
Nitto Denko Corp.	49,000	3,643
Marubeni Corp.	480,128	3,606
Inpex Corp.	280,400	3,585
Chugai Pharmaceutical Co. Ltd.	67,800	3,576
Sumitomo Electric Industries Ltd.	231,000	3,536

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Taisei Corp.	64,503	3,480
Makita Corp.	77,500	3,472
Tokyo Gas Co. Ltd.	128,800	3,456
Chubu Electric Power Co. Inc.	214,770	3,367
Omron Corp.	62,000	3,346
MEIJI Holdings Co. Ltd.	41,434	3,323
Unicharm Corp.	117,500	3,303
Sekisui House Ltd.	177,900	3,261
Ono Pharmaceutical Co. Ltd.	140,100	3,238
JFE Holdings Inc.	157,800	3,238
Kansai Electric Power Co. Inc.	230,500	3,225
Olympus Corp.	86,300	3,218
Dentsu Inc.	67,549	3,200
Shimano Inc.	24,000	3,191
TDK Corp.	36,800	3,172
Sumitomo Metal Mining Co. Ltd.	73,000	3,114
Daiwa Securities Group Inc.	506,000	3,104
Japan Exchange Group Inc.	165,300	3,061
T&D Holdings Inc.	173,700	2,950
Toyota Industries Corp.	49,100	2,895
Aisin Seiki Co. Ltd.	53,100	2,877
Ajinomoto Co. Inc.	155,800	2,855
Yamato Holdings Co. Ltd.	109,800	2,823
Yaskawa Electric Corp.	69,163	2,808
Yakult Honsha Co. Ltd.	39,319	2,801
Yamaha Motor Co. Ltd.	85,700	2,740
Kajima Corp.	283,000	2,726
Hankyu Hanshin Holdings Inc.	68,300	2,687
Sumitomo Chemical Co. Ltd.	463,492	2,652
Osaka Gas Co. Ltd.	121,700	2,621
MINEBEA MITSUMI Inc.	128,884	2,578
Isuzu Motors Ltd.	167,320	2,554
NEC Corp.	93,100	2,552
Tokyu Corp.	151,300	2,540
Rohm Co. Ltd.	27,200	2,520
TOTO Ltd.	44,200	2,505
Ryohin Keikaku Co. Ltd.	7,207	2,465
Toyota Tsusho Corp.	68,400	2,453
Mazda Motor Corp.	175,300	2,437
Yamaha Corp.	50,400	2,432
FamilyMart UNY Holdings Co. Ltd.	24,971	2,430
Asahi Glass Co. Ltd.	58,500	2,428
MISUMI Group Inc.	86,300	2,382
Obayashi Corp.	206,600	2,379
Koito Manufacturing Co. Ltd.	35,100	2,349
Kikkoman Corp.	54,050	2,342
M3 Inc.	61,769	2,328
*,^ Renesas Electronics Corp.	219,207	2,287
Shimadzu Corp.	83,700	2,272
* Tokyo Electric Power Co. Holdings Inc.	477,800	2,271
NTT Data Corp.	206,600	2,227
Kintetsu Group Holdings Co. Ltd.	54,300	2,206
Trend Micro Inc.	35,600	2,128
Concordia Financial Group Ltd.	360,279	2,095
Ricoh Co. Ltd.	208,400	2,036
Bandai Namco Holdings Inc.	59,800	2,024
Odakyu Electric Railway Co. Ltd.	93,200	2,006
Tobu Railway Co. Ltd.	61,600	1,961
Sekisui Chemical Co. Ltd.	110,700	1,958
Don Quijote Holdings Co. Ltd.	36,300	1,954
Dai Nippon Printing Co. Ltd.	90,200	1,942
Nippon Paint Holdings Co. Ltd.	47,300	1,931
Nissan Chemical Industries Ltd.	43,200	1,921
Suntory Beverage & Food Ltd.	39,000	1,919

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
NSK Ltd.	142,600	1,908
Kyushu Railway Co.	59,624	1,908
Oji Holdings Corp.	270,000	1,899
Santen Pharmaceutical Co. Ltd.	112,800	1,894
Tohoku Electric Power Co. Inc.	146,500	1,892
* Nexon Co. Ltd.	128,024	1,863
Nikon Corp.	106,800	1,858
LIXIL Group Corp.	80,800	1,810
Kuraray Co. Ltd.	108,100	1,800
Japan Post Bank Co. Ltd.	130,335	1,770
Kyushu Electric Power Co. Inc.	142,400	1,764
Idemitsu Kosan Co. Ltd.	45,000	1,758
SUMCO Corp.	71,726	1,752
Shimizu Corp.	176,600	1,747
Rakuten Inc.	242,900	1,726
Obic Co. Ltd.	20,600	1,725
Nisshin Seifun Group Inc.	78,720	1,720
Hisamitsu Pharmaceutical Co. Inc.	22,100	1,718
^ Yahoo Japan Corp.	411,800	1,692
Nippon Express Co. Ltd.	22,400	1,692
Kyowa Hakko Kirin Co. Ltd.	77,800	1,683
Lion Corp.	77,500	1,669
Yokogawa Electric Corp.	75,600	1,665
SBI Holdings Inc.	65,440	1,650
Stanley Electric Co. Ltd.	45,500	1,644
JGC Corp.	66,900	1,640
Nomura Research Institute Ltd.	31,623	1,629
Kose Corp.	8,800	1,626
Mitsui Chemicals Inc.	56,700	1,625
CyberAgent Inc.	29,440	1,617
Shizuoka Bank Ltd.	159,000	1,612
Keio Corp.	35,300	1,611
Tsuruha Holdings Inc.	11,200	1,608
Chiba Bank Ltd.	199,000	1,606
Start Today Co. Ltd.	55,300	1,597
Kobayashi Pharmaceutical Co. Ltd.	18,800	1,586
Daifuku Co. Ltd.	29,600	1,582
Seiko Epson Corp.	84,100	1,581
Coca-Cola Bottlers Japan Holdings Inc.	36,575	1,573
Pigeon Corp.	33,400	1,566
Brother Industries Ltd.	72,500	1,555
Nissin Foods Holdings Co. Ltd.	21,100	1,554
Konica Minolta Inc.	180,300	1,548
Mitsubishi Motors Corp.	207,500	1,544
Tosoh Corp.	87,090	1,540
Hamamatsu Photonics KK	39,700	1,530
NGK Spark Plug Co. Ltd.	58,800	1,508
Kawasaki Heavy Industries Ltd.	45,100	1,508
Hoshizaki Corp.	16,082	1,493
Disco Corp.	8,500	1,490
Otsuka Corp.	31,400	1,455
Hirose Electric Co. Ltd.	10,321	1,452
Aozora Bank Ltd.	35,890	1,448
Konami Holdings Corp.	29,400	1,444
Nagoya Railroad Co. Ltd.	54,500	1,427
Japan Airlines Co. Ltd.	36,100	1,425
NGK Insulators Ltd.	77,500	1,422
Keikyu Corp.	76,900	1,409
Taiheiyo Cement Corp.	37,100	1,401
Electric Power Development Co. Ltd.	51,300	1,395
Fuji Electric Co. Ltd.	195,388	1,394
Keisei Electric Railway Co. Ltd.	42,700	1,390
Bank of Kyoto Ltd.	23,100	1,389
Mitsubishi Gas Chemical Co. Inc.	59,200	1,387

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	NH Foods Ltd.	31,500	1,376
	USS Co. Ltd.	65,300	1,371
	Haseko Corp.	86,700	1,364
	ANA Holdings Inc.	34,200	1,354
	Marui Group Co. Ltd.	65,200	1,353
	Kansai Paint Co. Ltd.	59,600	1,339
	Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,339
	Toppan Printing Co. Ltd.	160,000	1,338
	Hulic Co. Ltd.	124,300	1,338
	Sumitomo Heavy Industries Ltd.	34,600	1,322
^	Sharp Corp.	45,131	1,319
	IHI Corp.	39,900	1,304
	Showa Denko KK	38,800	1,291
	Mitsubishi Tanabe Pharma Corp.	67,900	1,290
	Nabtesco Corp.	35,700	1,287
	Alps Electric Co. Ltd.	57,800	1,277
	Sojitz Corp.	384,548	1,266
	Ebara Corp.	32,800	1,253
	J Front Retailing Co. Ltd.	77,300	1,252
	Advantest Corp.	52,389	1,246
	Isetan Mitsukoshi Holdings Ltd.	111,800	1,244
	Tokyu Fudosan Holdings Corp.	157,686	1,241
	Persol Holdings Co. Ltd.	51,700	1,229
	Mebuki Financial Group Inc.	315,550	1,225
	THK Co. Ltd.	35,000	1,220
	Mitsubishi Materials Corp.	39,834	1,212
	Fukuoka Financial Group Inc.	225,000	1,205
	Amada Holdings Co. Ltd.	100,100	1,202
	Hitachi Construction Machinery Co. Ltd.	32,500	1,181
	Toho Co. Ltd. (Tokyo Shares)	34,800	1,161
	Nippon Shinyaku Co. Ltd.	15,500	1,154
^	Yamada Denki Co. Ltd.	220,060	1,151
	JSR Corp.	60,600	1,142
	Alfresa Holdings Corp.	51,700	1,141
	Nihon M&A Center Inc.	39,000	1,138
	JTEKT Corp.	70,300	1,137
	Nippon Yusen KK	53,100	1,129
	Chugoku Electric Power Co. Inc.	89,800	1,123
	Seibu Holdings Inc.	66,388	1,119
	Kurita Water Industries Ltd.	34,200	1,108
	Hikari Tsushin Inc.	6,800	1,102
	Rinnai Corp.	10,900	1,085
	Toyo Suisan Kaisha Ltd.	27,300	1,075
	Asahi Intecc Co. Ltd.	30,800	1,074
	Mitsui OSK Lines Ltd.	35,939	1,065
	Daicel Corp.	91,200	1,052
	Matsumotokiyoshi Holdings Co. Ltd.	23,600	1,051
	Denka Co. Ltd.	29,500	1,050
	Asics Corp.	55,000	1,039
	Sohgo Security Services Co. Ltd.	21,000	1,037
*	PeptiDream Inc.	25,500	1,030
	Sundrug Co. Ltd.	19,900	1,024
	MediPal Holdings Corp.	47,700	1,023
	Hakuhodo DY Holdings Inc.	73,000	1,021
	Sumitomo Rubber Industries Ltd.	56,372	1,007
	Teijin Ltd.	53,500	1,006
	Pola Orbis Holdings Inc.	22,900	999
	Keihan Holdings Co. Ltd.	30,800	995
	Square Enix Holdings Co. Ltd.	23,900	991
	Furukawa Electric Co. Ltd.	20,000	983
	Kobe Steel Ltd.	94,800	975
	Tokyo Tatemono Co. Ltd.	63,500	967
	Suzuken Co. Ltd.	22,360	961
	Sega Sammy Holdings Inc.	58,500	961

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
SCREEN Holdings Co. Ltd.	11,700	957
Lawson Inc.	14,400	951
Hino Motors Ltd.	77,300	943
Nichirei Corp.	32,500	942
Ube Industries Ltd.	30,900	941
Sumitomo Dainippon Pharma Co. Ltd.	51,200	931
Sony Financial Holdings Inc.	50,300	918
Casio Computer Co. Ltd.	60,900	907
TIS Inc.	22,800	904
Air Water Inc.	46,800	904
Azbil Corp.	19,400	903
Tokyo Century Corp.	14,400	896
Nomura Real Estate Holdings Inc.	36,200	896
Nifco Inc.	25,202	885
Kagome Co. Ltd.	24,500	883
Toho Gas Co. Ltd.	29,000	882
Hitachi High-Technologies Corp.	18,900	882
COMSYS Holdings Corp.	31,600	879
Seino Holdings Co. Ltd.	46,600	873
Kaneka Corp.	88,000	870
Park24 Co. Ltd.	30,600	867
Miura Co. Ltd.	28,400	862
Skylark Co. Ltd.	58,351	858
DIC Corp.	25,200	855
Iida Group Holdings Co. Ltd.	43,497	848
House Foods Group Inc.	24,000	845
Shinsei Bank Ltd.	53,800	838
Showa Shell Sekiyu KK	58,800	830
Horiba Ltd.	11,300	821
Ezaki Glico Co. Ltd.	15,100	813
Oracle Corp. Japan	9,900	813
Kewpie Corp.	34,300	799
Nankai Electric Railway Co. Ltd.	30,000	798
Suruga Bank Ltd.	58,500	792
Rohto Pharmaceutical Co. Ltd.	27,100	789
Yamazaki Baking Co. Ltd.	36,000	788
Tokai Carbon Co. Ltd.	62,800	786
Izumi Co. Ltd.	11,900	786
Takashimaya Co. Ltd.	91,000	781
Mabuchi Motor Co. Ltd.	15,500	779
Kakaku.com Inc.	40,768	777
Calbee Inc.	22,900	771
Credit Saison Co. Ltd.	42,900	768
Mitsubishi UFJ Lease & Finance Co. Ltd.	120,400	765
Yamaguchi Financial Group Inc.	61,000	762
K's Holdings Corp.	52,168	752
DMG Mori Co. Ltd.	40,200	751
Benesse Holdings Inc.	20,600	750
Nippon Electric Glass Co. Ltd.	25,800	744
AEON Financial Service Co. Ltd.	31,600	740
Ulvac Inc.	13,800	738
Yokohama Rubber Co. Ltd.	31,300	737
Tsumura & Co.	20,300	736
Shima Seiki Manufacturing Ltd.	11,600	735
Aeon Mall Co. Ltd.	36,272	733
^ Ito En Ltd.	18,300	730
Welcia Holdings Co. Ltd.	14,200	729
Shimamura Co. Ltd.	6,200	722
Bic Camera Inc.	44,000	721
Cosmo Energy Holdings Co. Ltd.	21,800	718
Penta-Ocean Construction Co. Ltd.	91,000	717
Relo Group Inc.	31,853	716
Kamigumi Co. Ltd.	31,500	709
Gunma Bank Ltd.	121,200	707

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Sankyu Inc.	14,500	705
Sanwa Holdings Corp.	54,500	700
Hitachi Metals Ltd.	61,200	699
Toyo Seikan Group Holdings Ltd.	44,400	699
Kyowa Exeo Corp.	26,700	694
Hiroshima Bank Ltd.	88,500	673
Daido Steel Co. Ltd.	12,300	664
Kinden Corp.	38,000	663
Mitsui Mining & Smelting Co. Ltd.	15,600	659
Seven Bank Ltd.	195,300	656
Ibiden Co. Ltd.	39,700	656
Leopalace21 Corp.	75,300	653
Anritsu Corp.	49,800	652
NOK Corp.	31,800	650
Nippon Shokubai Co. Ltd.	9,500	646
Zensho Holdings Co. Ltd.	27,700	645
Taiyo Nippon Sanso Corp.	43,300	642
Daiichikosho Co. Ltd.	12,100	635
Nihon Kohden Corp.	22,000	629
Hitachi Chemical Co. Ltd.	28,600	627
Sawai Pharmaceutical Co. Ltd.	14,500	627
Kaken Pharmaceutical Co. Ltd.	10,400	615
Zenkoku Hosho Co. Ltd.	14,900	615
TechnoPro Holdings Inc.	10,500	611
Morinaga Milk Industry Co. Ltd.	13,800	606
Kyushu Financial Group Inc.	123,470	606
Topcon Corp.	30,500	605
Chugoku Bank Ltd.	51,900	603
MonotaRO Co. Ltd.	17,290	603
DeNA Co. Ltd.	31,400	598
Sotetsu Holdings Inc.	20,800	596
Tokuyama Corp.	20,000	596
Capcom Co. Ltd.	31,000	593
Japan Lifeline Co. Ltd.	20,200	592
Japan Steel Works Ltd.	18,000	590
Nippon Gas Co. Ltd.	12,000	589
Toda Corp.	71,000	585
Takara Holdings Inc.	48,500	585
Cosmos Pharmaceutical Corp.	2,600	585
Rengo Co. Ltd.	67,800	583
Maeda Corp.	47,200	583
NTN Corp.	132,000	581
Hachijuni Bank Ltd.	109,900	580
Citizen Watch Co. Ltd.	77,800	580
Morinaga & Co. Ltd.	11,900	580
* LINE Corp.	15,994	578
Nishi-Nippon Railroad Co. Ltd.	20,800	578
Hanwa Co. Ltd.	13,200	577
Iyo Bank Ltd.	72,800	575
SHO-BOND Holdings Co. Ltd.	7,600	575
Japan Airport Terminal Co. Ltd.	14,000	573
Ain Holdings Inc.	8,600	573
Itochu Techno-Solutions Corp.	27,600	571
Miraca Holdings Inc.	14,600	568
NOF Corp.	19,000	567
Nisshinbo Holdings Inc.	40,100	565
Sugi Holdings Co. Ltd.	9,700	565
Shikoku Electric Power Co. Inc.	44,200	564
SG Holdings Co. Ltd.	25,300	563
Maruichi Steel Tube Ltd.	16,400	560
Senko Group Holdings Co. Ltd.	72,300	556
GS Yuasa Corp.	103,000	554
Nippon Kayaku Co. Ltd.	44,000	551
TS Tech Co. Ltd.	13,600	550

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Fancl Corp.	14,000	549
Tadano Ltd.	35,700	549
Aoyama Trading Co. Ltd.	14,200	547
Fujikura Ltd.	79,400	543
Zeon Corp.	42,000	542
Taiyo Yuden Co. Ltd.	30,500	541
SCSK Corp.	12,500	535
Sumitomo Forestry Co. Ltd.	32,200	534
Nippon Paper Industries Co. Ltd.	27,700	531
77 Bank Ltd.	21,400	529
Nishi-Nippon Financial Holdings Inc.	44,000	528
Aica Kogyo Co. Ltd.	14,000	526
Open House Co. Ltd.	9,400	523
Shimachu Co. Ltd.	16,100	520
H2O Retailing Corp.	27,300	514
* Hokuriku Electric Power Co.	50,100	511
*,^ Kawasaki Kisen Kaisha Ltd.	22,099	511
Nipro Corp.	35,400	510
ABC-Mart Inc.	7,700	507
ADEKA Corp.	28,500	506
Glory Ltd.	14,700	505
Kyudenko Corp.	10,800	505
Nagase & Co. Ltd.	29,500	504
Hokuhoku Financial Group Inc.	34,000	503
Nippon Suisan Kaisha Ltd.	92,600	502
Heiwa Real Estate Co. Ltd.	21,400	501
Sapporo Holdings Ltd.	17,300	495
Toyoda Gosei Co. Ltd.	19,600	495
GMO Payment Gateway Inc.	5,000	495
Iwatani Corp.	13,400	495
Fuji Corp.	27,500	494
Japan Post Insurance Co. Ltd.	20,080	493
Amano Corp.	19,700	488
Hokkaido Electric Power Co. Inc.	73,200	486
Wacoal Holdings Corp.	16,000	484
Dowa Holdings Co. Ltd.	12,800	481
PALTAC Corp.	9,600	481
Sankyo Co. Ltd.	13,700	480
Acom Co. Ltd.	105,800	479
Toyo Tire & Rubber Co. Ltd.	28,000	477
NHK Spring Co. Ltd.	43,100	476
OKUMA Corp.	8,300	474
Chiyoda Corp.	45,400	466
Tokyo Seimitsu Co. Ltd.	12,200	463
Keiyo Bank Ltd.	101,000	462
OSG Corp.	20,800	460
Toyobo Co. Ltd.	23,400	456
Fuji Seal International Inc.	12,200	455
Tokai Tokyo Financial Holdings Inc.	62,800	455
Ariake Japan Co. Ltd.	5,300	455
Sumitomo Osaka Cement Co. Ltd.	99,000	453
Kumagai Gumi Co. Ltd.	13,300	453
Kanematsu Corp.	29,400	449
Sangetsu Corp.	21,700	448
Makino Milling Machine Co. Ltd.	47,000	444
Nihon Parkerizing Co. Ltd.	28,000	443
Colowide Co. Ltd.	17,400	443
Fukuyama Transporting Co. Ltd.	10,600	442
Ushio Inc.	31,300	441
Yoshinoya Holdings Co. Ltd.	23,100	429
Kokuyo Co. Ltd.	23,500	424
Kenedix Inc.	73,400	424
Fuji Oil Holdings Inc.	13,200	423
Nippon Light Metal Holdings Co. Ltd.	157,600	421

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Outsourcing Inc.	25,000	419
Mitsubishi Logistics Corp.	18,000	415
Pilot Corp.	7,600	415
Hazama Ando Corp.	51,600	415
Tokyo Ohka Kogyo Co. Ltd.	11,800	415
Optex Group Co. Ltd.	13,600	409
Topre Corp.	13,000	408
Toyota Boshoku Corp.	19,100	401
* Mitsui E&S Holdings Co. Ltd.	23,300	399
Daishi Bank Ltd.	8,900	399
Shochiku Co. Ltd.	2,700	397
Exedy Corp.	11,700	396
Toagosei Co. Ltd.	33,500	395
Digital Garage Inc.	11,900	395
Shinmaywa Industries Ltd.	35,200	395
GungHo Online Entertainment Inc.	130,700	394
Ichigo Inc.	88,100	392
Nikkon Holdings Co. Ltd.	14,700	391
KH Neochem Co. Ltd.	12,900	390
Toyo Ink SC Holdings Co. Ltd.	63,000	389
San-In Godo Bank Ltd.	41,400	389
Okumura Corp.	9,400	389
Ship Healthcare Holdings Inc.	11,200	389
Sumitomo Bakelite Co. Ltd.	43,000	388
Nishimatsu Construction Co. Ltd.	14,100	388
Hitachi Capital Corp.	14,500	387
Lintec Corp.	13,300	385
NTT Urban Development Corp.	32,600	384
Meitec Corp.	7,000	384
FP Corp.	6,200	384
Resorttrust Inc.	18,400	381
Sumitomo Mitsui Construction Co. Ltd.	61,520	377
cocokara fine Inc.	5,200	376
Meidensha Corp.	95,000	374
Tsubakimoto Chain Co.	43,000	373
NET One Systems Co. Ltd.	23,000	370
Iriso Electronics Co. Ltd.	5,800	367
Nihon Unisys Ltd.	17,700	367
Nichias Corp.	29,000	367
Lasertec Corp.	11,100	367
^ Sanrio Co. Ltd.	19,892	365
ZERIA Pharmaceutical Co. Ltd.	17,400	357
Maruha Nichiro Corp.	10,500	353
Japan Petroleum Exploration Co. Ltd.	13,500	351
Nojima Corp.	14,200	351
Oki Electric Industry Co. Ltd.	25,900	349
Yaoko Co. Ltd.	6,300	349
Kandenko Co. Ltd.	29,500	349
Fuyo General Lease Co. Ltd.	5,100	345
Gunze Ltd.	5,600	344
Kusuri no Aoki Holdings Co. Ltd.	5,000	343
Jafco Co. Ltd.	7,800	342
San-Ai Oil Co. Ltd.	21,700	342
Mirait Holdings Corp.	21,500	341
Senshu Ikeda Holdings Inc.	86,400	341
Kureha Corp.	5,000	340
Daiseki Co. Ltd.	10,900	339
Mandom Corp.	9,400	339
V Technology Co. Ltd.	1,300	338
Okinawa Electric Power Co. Inc.	11,057	337
CKD Corp.	16,000	336
Megmilk Snow Brand Co. Ltd.	11,100	334
Mani Inc.	8,200	333
Morita Holdings Corp.	16,900	331

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	SMS Co. Ltd.	8,700	329
^	Monex Group Inc.	57,900	329
	Goldwin Inc.	5,200	328
	Sanyo Denki Co. Ltd.	3,800	328
	GMO Internet Inc.	17,700	324
	Maeda Road Construction Co. Ltd.	15,000	324
	Taiyo Holdings Co. Ltd.	7,600	323
	Yamagata Bank Ltd.	14,600	322
	Toho Holdings Co. Ltd.	13,100	320
	Shiga Bank Ltd.	63,000	319
	Itoham Yonekyu Holdings Inc.	34,872	317
	Macnica Fuji Electronics Holdings Inc.	18,500	317
	Okamura Corp.	23,400	316
	Ringer Hut Co. Ltd.	13,000	316
	Fujitec Co. Ltd.	22,700	315
	S Foods Inc.	7,500	315
	Sakata Seed Corp.	8,600	315
*	Aiful Corp.	92,800	314
	Nichiha Corp.	7,900	313
	Infomart Corp.	34,400	313
	TOKAI Holdings Corp.	30,800	312
	Hitachi Transport System Ltd.	11,600	311
	HIS Co. Ltd.	8,500	310
	Okamoto Industries Inc.	31,000	310
	Noevir Holdings Co. Ltd.	4,300	309
	Musashi Seimitsu Industry Co. Ltd.	8,800	308
	Toho Zinc Co. Ltd.	6,700	308
	Nitta Corp.	8,100	308
	Awa Bank Ltd.	47,000	307
	Tokyo Dome Corp.	31,500	306
	Inaba Denki Sangyo Co. Ltd.	7,100	305
	Takasago Thermal Engineering Co. Ltd.	15,900	301
	Sumitomo Warehouse Co. Ltd.	44,000	301
	Eizo Corp.	6,400	299
	Sodick Co. Ltd.	24,300	299
	Hitachi Zosen Corp.	55,000	299
	Autobacs Seven Co. Ltd.	15,800	298
	Nippo Corp.	13,000	298
^	Kura Corp.	4,100	295
	Ci:z Holdings Co. Ltd.	6,100	293
	Kameda Seika Co. Ltd.	5,949	293
	Descente Ltd.	17,300	292
	Toridoll Holdings Corp.	8,700	291
	Marudai Food Co. Ltd.	59,000	290
	Joyful Honda Co. Ltd.	8,194	289
	KOMEDA Holdings Co. Ltd.	14,300	289
	Tomy Co. Ltd.	29,100	285
	Kotobuki Spirits Co. Ltd.	6,000	285
	Keihin Corp.	14,400	284
	KYB Corp.	5,900	284
*	Pepper Food Service Co. Ltd.	4,907	283
	Central Glass Co. Ltd.	11,900	282
	Nishimatsuya Chain Co. Ltd.	22,900	282
	Trusco Nakayama Corp.	10,700	281
	Zenrin Co. Ltd.	13,950	281
	Mitsubishi Pencil Co. Ltd.	14,100	280
	Onward Holdings Co. Ltd.	34,000	280
	Aomori Bank Ltd.	9,000	280
	Bando Chemical Industries Ltd.	23,300	280
	Osaka Soda Co. Ltd.	10,000	279
	United Arrows Ltd.	7,600	279
	Daio Paper Corp.	19,900	279
	Kissei Pharmaceutical Co. Ltd.	9,848	278
	Kyoritsu Maintenance Co. Ltd.	5,872	277

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Orient Corp.	178,500	276
	Taikisha Ltd.	7,900	276
	Hokkoku Bank Ltd.	6,900	275
	Duskin Co. Ltd.	10,900	275
	Seiren Co. Ltd.	14,200	274
	Starts Corp. Inc.	9,900	273
	Japan Aviation Electronics Industry Ltd.	16,000	273
	Shimojima Co. Ltd.	25,100	272
	Chiyoda Integre Co. Ltd.	11,800	271
	Create Restaurants Holdings Inc.	21,500	271
	Key Coffee Inc.	13,600	270
	Sanyo Electric Railway Co. Ltd.	10,581	270
	Canon Marketing Japan Inc.	12,400	269
	NS Solutions Corp.	9,300	269
*	Nippon Sheet Glass Co. Ltd.	32,774	268
*,^	euglena Co. Ltd.	28,900	266
	Sintokogio Ltd.	24,900	265
	Nachi-Fujikoshi Corp.	51,000	264
	Maruwa Co. Ltd.	3,200	264
	Round One Corp.	18,200	263
	Mitsuboshi Belting Ltd.	23,000	262
	JCR Pharmaceuticals Co. Ltd.	5,000	262
	Nissha Co. Ltd.	11,100	261
	Takuma Co. Ltd.	23,800	261
	Kiyo Bank Ltd.	16,007	261
*,^	Akebono Brake Industry Co. Ltd.	101,400	260
	Showa Corp.	17,300	260
	Heiwa Corp.	13,100	260
	Yodogawa Steel Works Ltd.	9,100	260
	Yamato Kogyo Co. Ltd.	8,800	259
	Takara Leben Co. Ltd.	61,100	259
	Mochida Pharmaceutical Co. Ltd.	3,671	259
	Daiwabo Holdings Co. Ltd.	5,700	259
*,^	Unitika Ltd.	39,300	258
	Tokyo Steel Manufacturing Co. Ltd.	30,900	258
	Nissan Shatai Co. Ltd.	24,000	257
	Tsubaki Nakashima Co. Ltd.	10,900	257
	Rhythm Watch Co. Ltd.	11,900	257
	Takara Bio Inc.	13,200	256
	Justsystems Corp.	10,800	255
	Toyo Securities Co. Ltd.	97,000	255
	North Pacific Bank Ltd.	75,300	254
^	Hirata Corp.	2,680	253
	Nippon Steel & Sumikin Bussan Corp.	4,600	252
	FCC Co. Ltd.	8,900	252
	Torishima Pump Manufacturing Co. Ltd.	26,800	251
	Fukushima Industries Corp.	5,400	250
	Raito Kogyo Co. Ltd.	23,000	250
	JINS Inc.	4,600	249
	Fujitsu General Ltd.	15,300	249
	Tekken Corp.	8,300	249
	Daihen Corp.	32,000	248
	Shikoku Chemicals Corp.	17,500	248
	Press Kogyo Co. Ltd.	42,700	246
	Valor Holdings Co. Ltd.	8,800	246
	Toshiba Machine Co. Ltd.	37,000	245
	As One Corp.	3,600	245
	Kitz Corp.	29,200	244
	Piolax Inc.	8,700	244
	Sushiro Global Holdings Ltd.	4,700	243
	Monogatari Corp.	2,236	243
	Hokuetsu Kishu Paper Co. Ltd.	38,700	241
*	Macromill Inc.	8,900	240
	Hyakujushi Bank Ltd.	71,000	240

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Kanamoto Co. Ltd.	7,000	239
Nippon Television Holdings Inc.	13,600	238
Pressance Corp.	15,600	238
Arcs Co. Ltd.	8,700	238
JVC Kenwood Corp.	68,400	238
Alpine Electronics Inc.	12,600	238
Prima Meat Packers Ltd.	39,000	238
Saibu Gas Co. Ltd.	8,800	238
Kato Sangyo Co. Ltd.	6,400	236
Foster Electric Co. Ltd.	10,000	234
Paramount Bed Holdings Co. Ltd.	4,700	234
Fuji Co. Ltd.	10,700	234
Wakita & Co. Ltd.	22,100	234
Maezawa Kyuso Industries Co. Ltd.	13,300	233
OSJB Holdings Corp.	79,600	233
Musashino Bank Ltd.	7,000	233
Siix Corp.	11,600	233
Kyokuto Securities Co. Ltd.	16,200	232
Internet Initiative Japan Inc.	12,300	232
Ai Holdings Corp.	8,700	232
Nihon Nohyaku Co. Ltd.	35,600	231
EPS Holdings Inc.	11,300	230
Daikyonishikawa Corp.	12,800	230
Idec Corp.	10,000	230
Heiwado Co. Ltd.	9,600	229
* Kansai Mirai Financial Group Inc.	28,738	228
Systena Corp.	6,000	228
Japan Material Co. Ltd.	17,200	227
Ryosan Co. Ltd.	6,100	227
Dai Nippon Toryo Co. Ltd.	15,900	224
IBJ Leasing Co. Ltd.	8,100	224
Nichicon Corp.	19,800	223
CHIMNEY Co. Ltd.	8,400	223
Nippon Denko Co. Ltd.	66,600	222
Koei Tecmo Holdings Co. Ltd.	10,800	222
Tokai Corp.	9,800	221
Yokogawa Bridge Holdings Corp.	10,100	220
Onoken Co. Ltd.	12,500	219
Ogaki Kyoritsu Bank Ltd.	8,700	219
Hiday Hidaka Corp.	8,397	219
Nippon Soda Co. Ltd.	38,000	218
Bank of Okinawa Ltd.	5,180	218
Hokkaido Gas Co. Ltd.	80,000	218
Fuso Pharmaceutical Industries Ltd.	8,100	217
Sun Frontier Fudousan Co. Ltd.	18,000	217
Zuiko Corp.	6,300	217
Nomura Co. Ltd.	10,800	217
Taisei Lamick Co. Ltd.	7,500	217
Juroku Bank Ltd.	8,200	216
Atom Corp.	23,949	216
Achilles Corp.	10,400	216
Kintetsu World Express Inc.	11,600	216
Riken Technos Corp.	44,400	216
Aida Engineering Ltd.	18,500	216
Wacom Co. Ltd.	42,600	215
Maxell Holdings Ltd.	10,900	215
Tachibana Eletech Co. Ltd.	11,200	214
Furukawa Co. Ltd.	10,600	213
Shikoku Bank Ltd.	14,600	213
KYORIN Holdings Inc.	10,900	213
Nisshin Oillio Group Ltd.	7,400	213
Sanki Engineering Co. Ltd.	19,100	213
United Super Markets Holdings Inc.	16,160	213
Nippon Seiki Co. Ltd.	11,000	212

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
EDION Corp.	18,100	212
Axial Retailing Inc.	5,199	212
Honeys Holdings Co. Ltd.	22,060	211
Benefit One Inc.	9,000	210
Goldcrest Co. Ltd.	9,900	210
Koshidaka Holdings Co. Ltd.	3,476	210
Takeuchi Manufacturing Co. Ltd.	9,200	210
Unipres Corp.	8,900	210
Ryobi Ltd.	8,200	210
Create SD Holdings Co. Ltd.	7,200	209
Wellnet Corp.	19,400	209
^ Megachips Corp.	6,500	209
Kurabo Industries Ltd.	63,000	208
SKY Perfect JSAT Holdings Inc.	45,600	208
Clarion Co. Ltd.	74,000	207
Modec Inc.	7,800	207
Obara Group Inc.	3,500	207
Tokyo Broadcasting System Holdings Inc.	9,300	207
Financial Products Group Co. Ltd.	16,200	206
Fujikura Kasei Co. Ltd.	33,200	206
Nissin Kogyo Co. Ltd.	11,700	205
Daido Metal Co. Ltd.	17,300	205
Shibuya Corp.	6,000	205
Tokyo TY Financial Group Inc.	7,749	205
Oiles Corp.	9,460	204
Showa Sangyo Co. Ltd.	7,700	204
J-Oil Mills Inc.	5,900	204
Fuji Media Holdings Inc.	12,400	203
Toho Co. Ltd.	8,500	203
Itoki Corp.	30,300	203
San-A Co. Ltd.	3,800	203
* San ju San Financial Group Inc.	9,580	203
Nippon Yakin Kogyo Co. Ltd.	75,500	202
Weathernews Inc.	6,400	202
Shizuoka Gas Co. Ltd.	22,300	202
Arata Corp.	3,400	202
Chugoku Marine Paints Ltd.	20,400	201
DCM Holdings Co. Ltd.	20,200	201
Hyakugo Bank Ltd.	43,000	201
Maeda Kosen Co. Ltd.	13,200	200
TOMONY Holdings Inc.	44,900	200
Avex Inc.	14,500	200
Hogy Medical Co. Ltd.	4,800	200
Tokai Rika Co. Ltd.	10,000	200
Mitsui Sugar Co. Ltd.	5,000	200
Fudo Tetra Corp.	116,700	199
Tayca Corp.	7,561	199
Matsui Securities Co. Ltd.	20,400	199
Doshisha Co. Ltd.	8,500	198
Fujita Kanko Inc.	6,500	197
Iino Kaiun Kaisha Ltd.	39,400	196
Kohnan Shoji Co. Ltd.	7,500	196
Pacific Industrial Co. Ltd.	13,800	196
Nippon Flour Mills Co. Ltd.	12,000	196
Tokyo Rakutenchi Co. Ltd.	3,900	196
Computer Engineering & Consulting Ltd.	6,363	195
Yuasa Trading Co. Ltd.	6,100	195
Yondoshi Holdings Inc.	7,900	195
Totetsu Kogyo Co. Ltd.	6,500	194
NSD Co. Ltd.	9,290	194
Seiko Holdings Corp.	7,400	193
Asahi Co. Ltd.	15,600	192
Ichibanya Co. Ltd.	4,600	192
Trust Tech Inc.	6,000	191

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tosho Co. Ltd.	5,200	191
	Milbon Co. Ltd.	4,400	191
	Bank of the Ryukyus Ltd.	12,400	190
^	Noritsu Koki Co. Ltd.	7,600	190
	Japan Wool Textile Co. Ltd.	18,200	190
	Mitsubishi Kakoki Kaisha Ltd.	9,100	189
	Nanto Bank Ltd.	6,800	189
	Okasan Securities Group Inc.	33,000	189
	Belc Co. Ltd.	3,500	188
	Asahi Holdings Inc.	10,300	188
	MOS Food Services Inc.	6,200	188
	Miyazaki Bank Ltd.	5,800	188
	Sekisui Jushi Corp.	8,600	187
	Gun-Ei Chemical Industry Co. Ltd.	5,600	187
	Tsukishima Kikai Co. Ltd.	13,300	187
	Istyle Inc.	14,000	186
	Funai Soken Holdings Inc.	7,950	186
	Happinet Corp.	13,400	186
	Sanken Electric Co. Ltd.	29,000	186
*	Shoei Co. Ltd.	5,000	185
	Transcosmos Inc.	6,700	185
	Hamakyorex Co. Ltd.	5,300	185
	Ichikoh Industries Ltd.	17,000	184
	Riken Corp.	3,200	184
	Tokyotokeiba Co. Ltd.	4,800	184
	Kumiai Chemical Industry Co. Ltd.	28,963	184
	Kitagawa Iron Works Co. Ltd.	7,200	184
	Japan Pulp & Paper Co. Ltd.	4,400	183
	Daiho Corp.	30,000	183
	Royal Holdings Co. Ltd.	6,700	182
	Gakken Holdings Co. Ltd.	4,000	181
	Denki Kogyo Co. Ltd.	6,000	181
^	Token Corp.	1,900	181
	Tsugami Corp.	15,000	181
	Oita Bank Ltd.	4,900	180
	BML Inc.	7,100	180
	Airport Facilities Co. Ltd.	31,000	179
	Alconix Corp.	10,019	179
	Tamron Co. Ltd.	8,800	179
	Unizo Holdings Co. Ltd.	7,500	179
	Eagle Industry Co. Ltd.	9,900	179
	Seikagaku Corp.	10,800	179
	Takara Standard Co. Ltd.	10,500	178
	Tokyu Construction Co. Ltd.	16,700	178
	Inabata & Co. Ltd.	11,600	178
	Yamazen Corp.	17,600	178
	Toyo Kohan Co. Ltd.	27,100	178
	ESPEC Corp.	7,500	176
	Bell System24 Holdings Inc.	11,000	176
	Nichiban Co. Ltd.	5,500	176
	Kenko Mayonnaise Co. Ltd.	5,000	175
	Fuji Kyuko Co. Ltd.	6,300	175
	Sanshin Electronics Co. Ltd.	8,600	175
	Toho Bank Ltd.	45,000	175
	FULLCAST Holdings Co. Ltd.	8,066	174
^	Kitanotatsujin Corp.	22,900	174
	Relia Inc.	13,700	174
	Futaba Corp.	8,400	174
	Earth Corp.	3,300	173
	Sanyo Special Steel Co. Ltd.	6,800	173
	Prestige International Inc.	15,000	172
	Towa Pharmaceutical Co. Ltd.	2,700	172
	Daikoku Denki Co. Ltd.	10,400	172
	Hosiden Corp.	14,400	172

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Central Sports Co. Ltd.	5,050	172
	Rheon Automatic Machinery Co. Ltd.	9,280	171
	Fujicco Co. Ltd.	7,400	170
	Matsuya Co. Ltd.	13,300	170
	Atsugi Co. Ltd.	15,100	170
^	Toda Kogyo Corp.	4,900	170
	TPR Co. Ltd.	5,600	170
	UACJ Corp.	6,500	169
	Sagami Chain Co. Ltd.	13,100	168
	Joshin Denki Co. Ltd.	4,000	165
	Eiken Chemical Co. Ltd.	7,000	165
^	Maruwa Unyu Kikan Co. Ltd.	5,666	165
	Inaba Seisakusho Co. Ltd.	12,700	165
	Teikoku Sen-I Co. Ltd.	7,900	165
*	Kinki Sharyo Co. Ltd.	7,000	164
	Bank of Nagoya Ltd.	4,400	164
	Asunaro Aoki Construction Co. Ltd.	16,900	163
	Fuji Soft Inc.	4,200	163
	Sakai Moving Service Co. Ltd.	3,000	162
	Menicon Co. Ltd.	6,200	162
^	COOKPAD Inc.	27,800	162
	Star Micronics Co. Ltd.	9,000	161
	Gree Inc.	29,100	161
	Sanyo Chemical Industries Ltd.	3,400	160
	Komeri Co. Ltd.	6,000	160
	Nippon Valqua Industries Ltd.	5,800	160
	Kyodo Printing Co. Ltd.	5,200	159
*	Mitsui-Soko Holdings Co. Ltd.	49,000	159
	Solasto Corp.	6,000	159
*	M&A Capital Partners Co. Ltd.	2,200	159
	LEC Inc.	4,500	158
^	Link And Motivation Inc.	15,500	157
	Bunka Shutter Co. Ltd.	15,800	157
	Noritz Corp.	8,600	157
	Toshiba Plant Systems & Services Corp.	7,500	157
	Tokushu Tokai Paper Co. Ltd.	4,000	156
	KLab Inc.	9,200	156
	Nihon Tokushu Toryo Co. Ltd.	7,500	156
	Towa Bank Ltd.	11,700	156
	DTS Corp.	4,300	156
	Nissei Build Kogyo Co. Ltd.	12,500	156
	Nippon Signal Company Ltd.	16,400	156
	Kisoji Co. Ltd.	6,000	155
	Komori Corp.	12,200	155
	Chubu Shiryo Co. Ltd.	6,900	155
	Juki Corp.	10,700	155
	TSI Holdings Co. Ltd.	19,400	155
	Shinko Shoji Co. Ltd.	8,900	155
	YA-MAN Ltd.	7,100	154
	Nichi-iko Pharmaceutical Co. Ltd.	9,650	154
	Retail Partners Co. Ltd.	10,400	154
	Sato Holdings Corp.	5,500	154
	Jeol Ltd.	18,000	154
	Maezawa Kasei Industries Co. Ltd.	14,000	154
	Nissin Electric Co. Ltd.	15,300	153
	Marusan Securities Co. Ltd.	16,100	153
	Yokohama Reito Co. Ltd.	15,100	153
	Chudenko Corp.	5,500	153
	Rock Field Co. Ltd.	8,000	153
	TV Asahi Holdings Corp.	6,500	152
	Geo Holdings Corp.	9,300	152
	Teikoku Electric Manufacturing Co. Ltd.	10,200	152
	Maruzen Showa Unyu Co. Ltd.	32,000	151
^	PIA Corp.	2,500	151

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Michinoku Bank Ltd.	9,300	151
	Shindengen Electric Manufacturing Co. Ltd.	2,400	151
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	150
	Noritake Co. Ltd.	3,500	149
	Kasai Kogyo Co. Ltd.	10,600	149
	Tocalo Co. Ltd.	12,000	149
	Toshiba TEC Corp.	26,000	149
	Roland DG Corp.	6,400	149
	Riken Keiki Co. Ltd.	6,600	149
	YAMABIKO Corp.	10,400	149
	Hokuetsu Bank Ltd.	6,700	148
	Nagaileben Co. Ltd.	5,600	148
	Studio Alice Co. Ltd.	6,600	148
	Topy Industries Ltd.	5,000	148
	Rokko Butter Co. Ltd.	6,200	148
	Nitto Boseki Co. Ltd.	6,800	147
	Nagatanien Holdings Co. Ltd.	11,000	147
	Toei Co. Ltd.	1,300	146
	Mitsubishi Shokuhin Co. Ltd.	5,000	146
	Anest Iwata Corp.	13,700	146
	Nippon Densetsu Kogyo Co. Ltd.	7,100	146
	Arcland Sakamoto Co. Ltd.	9,200	145
	Hioki EE Corp.	3,800	145
	Jaccs Co. Ltd.	6,400	145
	G-Tekt Corp.	7,500	145
	Linical Co. Ltd.	8,800	144
	Sakata INX Corp.	9,400	144
	Sumitomo Seika Chemicals Co. Ltd.	3,000	144
	JP-Holdings Inc.	47,500	143
	Max Co. Ltd.	11,000	143
^	Plenus Co. Ltd.	8,300	143
	Cleanup Corp.	17,500	143
	Aichi Steel Corp.	3,300	142
	Fujimori Kogyo Co. Ltd.	4,200	142
	Kadokawa Dwango Corp.	13,736	142
	Nippon Chemiphar Co. Ltd.	3,352	142
	St. Marc Holdings Co. Ltd.	5,000	142
^	ASKUL Corp.	4,500	142
	Yamanashi Chuo Bank Ltd.	32,000	141
	Kansai Super Market Ltd.	13,100	141
	Sanoh Industrial Co. Ltd.	19,700	141
	Nippon Ceramic Co. Ltd.	5,300	141
	Toa Corp./Tokyo	5,500	140
	Osaka Steel Co. Ltd.	6,500	140
	Matsuda Sangyo Co. Ltd.	8,300	140
	Koa Corp.	6,400	140
	Daibiru Corp.	11,700	140
	Xebio Holdings Co. Ltd.	7,400	139
	Chiyoda Co. Ltd.	5,800	139
	Dexerials Corp.	14,800	139
	Belluna Co. Ltd.	11,900	138
^	J Trust Co. Ltd.	19,500	138
	Nikkiso Co. Ltd.	12,100	138
	Nisshin Steel Co. Ltd.	10,400	138
	Hisaka Works Ltd.	12,900	137
	Okabe Co. Ltd.	14,400	137
	Tochigi Bank Ltd.	36,100	137
	Aeon Delight Co. Ltd.	3,900	136
	Pack Corp.	3,600	136
	Saizeriya Co. Ltd.	5,900	136
	Starzen Co. Ltd.	2,700	136
	JCU Corp.	6,000	136
	Tokyo Rope Manufacturing Co. Ltd.	6,300	135
^	Tateru Inc.	8,000	135

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	AOKI Holdings Inc.	8,800	135
	Fukui Bank Ltd.	6,000	135
	Chugai Ro Co. Ltd.	5,000	134
	Futaba Industrial Co. Ltd.	16,800	134
	Nakayama Steel Works Ltd.	19,100	134
	Shoei Foods Corp.	3,400	134
	Zojirushi Corp.	10,000	134
*	World Holdings Co. Ltd.	3,700	134
	Keihanshin Building Co. Ltd.	15,700	134
	NEC Networks & System Integration Corp.	5,100	133
	Dip Corp.	5,500	133
	NichiiGakkan Co. Ltd.	12,900	133
	Nippon Coke & Engineering Co. Ltd.	123,200	132
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	131
	Hokuto Corp.	7,400	131
^	Rorze Corp.	5,800	130
^	Ohara Inc.	5,800	130
	Katakura Industries Co. Ltd.	10,200	129
	Mizuno Corp.	4,000	129
	DA Consortium Holdings Inc.	6,200	129
	Bank of Iwate Ltd.	3,300	129
	Tamura Corp.	17,000	129
	Sankyo Seiko Co. Ltd.	28,400	129
	Daikyo Inc.	5,900	128
	Daiichi Jitsugyo Co. Ltd.	4,200	128
	Uchida Yoko Co. Ltd.	4,600	128
*,^	Nextage Co. Ltd.	12,500	128
	Ehime Bank Ltd.	10,600	128
	Mitsuba Corp.	8,700	127
	Kojima Co. Ltd.	28,400	126
	France Bed Holdings Co. Ltd.	14,000	126
	Chofu Seisakusho Co. Ltd.	5,300	126
*	RS Technologies Co. Ltd.	2,000	126
	Torii Pharmaceutical Co. Ltd.	4,600	125
	Tosei Corp.	10,200	125
	Yushin Precision Equipment Co. Ltd.	8,800	125
	Japan Securities Finance Co. Ltd.	19,000	125
	Chuo Spring Co. Ltd.	3,900	125
	T Hasegawa Co. Ltd.	5,800	125
	Eighteenth Bank Ltd.	47,000	124
	SRA Holdings	4,300	124
	Nissei ASB Machine Co. Ltd.	2,000	124
	T-Gaia Corp.	4,400	123
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	123
	Nitto Kogyo Corp.	7,100	122
	Sankyo Tateyama Inc.	8,200	122
	Fuso Chemical Co. Ltd.	4,800	122
	Takasago International Corp.	3,900	122
*	Sanei Architecture Planning Co. Ltd.	7,200	121
	KFC Holdings Japan Ltd.	6,600	121
	Kyoei Steel Ltd.	5,800	121
	Asahi Diamond Industrial Co. Ltd.	12,600	121
*	Ishihara Sangyo Kaisha Ltd.	10,500	121
	TOC Co. Ltd.	13,600	120
	Kyokuyo Co. Ltd.	3,500	120
*	Akatsuki Inc.	2,800	120
	TKC Corp.	3,000	120
^	Mitsui High-Tec Inc.	8,100	119
	Nitto Kohki Co. Ltd.	4,500	118
	DyDo Group Holdings Inc.	1,900	118
	Open Door Inc.	6,400	118
	Kappa Create Co. Ltd.	9,500	117
	Neturen Co. Ltd.	11,600	117
^	Godo Steel Ltd.	5,000	117

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	116
	Aeon Fantasy Co. Ltd.	2,200	116
	Ichiyoshi Securities Co. Ltd.	9,400	115
	Doutor Nichires Holdings Co. Ltd.	5,500	115
	Sakai Chemical Industry Co. Ltd.	4,400	115
	Sac's Bar Holdings Inc.	10,700	114
	Toa Oil Co. Ltd.	62,000	114
	Konishi Co. Ltd.	7,000	114
	Miroku Jyoho Service Co. Ltd.	4,000	114
	Toenec Corp.	3,600	112
	Takihyo Co. Ltd.	5,200	112
	IDOM Inc.	15,500	112
	Chukyo Bank Ltd.	5,200	112
	Nippon Koei Co. Ltd.	3,800	111
	Tokyo Electron Device Ltd.	5,800	111
	Itochu-Shokuhin Co. Ltd.	2,000	111
	Kanto Denka Kogyo Co. Ltd.	12,000	111
	Shinko Electric Industries Co. Ltd.	14,300	111
	Pasona Group Inc.	6,700	111
	Qol Co. Ltd.	5,400	111
	Nippon Thompson Co. Ltd.	15,000	110
	Ohsho Food Service Corp.	2,200	110
	Inageya Co. Ltd.	6,647	110
^	Tokyo Base Co. Ltd.	10,900	110
	Shinko Plantech Co. Ltd.	11,700	110
	Toyo Kanetsu KK	3,600	110
	LIXIL VIVA Corp.	5,900	110
	Dai-Dan Co. Ltd.	4,500	109
	Meiko Network Japan Co. Ltd.	9,600	109
	Anicom Holdings Inc.	3,300	108
	Okuwa Co. Ltd.	10,000	108
	Nohmi Bosai Ltd.	5,000	108
^	Yamashin-Filter Corp.	9,851	108
*,^	Pioneer Corp.	68,800	107
	Fujiya Co. Ltd.	4,300	107
	Tsurumi Manufacturing Co. Ltd.	5,500	107
	Adastria Co. Ltd.	6,140	107
	Mitsui Matsushima Co. Ltd.	7,400	106
	NS United Kaiun Kaisha Ltd.	5,100	106
*,^	Japan Display Inc.	79,700	105
*	Pacific Metals Co. Ltd.	3,000	105
	Konoike Transport Co. Ltd.	6,000	105
	Kamei Corp.	7,500	104
	Yakuodo Co. Ltd.	3,000	104
	Tachi-S Co. Ltd.	5,700	103
	Life Corp.	4,100	102
	Giken Ltd.	4,400	102
	OBIC Business Consultants Co. Ltd.	1,400	102
^	Hodogaya Chemical Co. Ltd.	2,400	102
	Paris Miki Holdings Inc.	21,300	101
	Kanagawa Chuo Kotsu Co. Ltd.	3,000	101
	Parco Co. Ltd.	8,100	101
	Tonami Holdings Co. Ltd.	1,600	101
	Hochiki Corp.	5,000	101
	Aichi Bank Ltd.	2,100	100
	Canon Electronics Inc.	4,300	100
	Sinko Industries Ltd.	6,159	100
	Ateam Inc.	4,800	100
	Mitsui Home Co. Ltd.	15,000	100
	Hibiya Engineering Ltd.	5,100	99
	Sinfonia Technology Co. Ltd.	28,000	99
	Elecom Co. Ltd.	4,400	99
	Nissin Corp.	3,800	99
	Dai-ichi Seiko Co. Ltd.	5,000	98

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Mitsuuroko Group Holdings Co. Ltd.	12,100	97
	Kita-Nippon Bank Ltd.	3,700	97
	Kyosan Electric Manufacturing Co. Ltd.	15,000	96
	VT Holdings Co. Ltd.	21,100	96
	GCA Corp.	10,800	96
	Corona Corp. Class A	8,100	96
	Nippon Carbon Co. Ltd.	2,100	95
	JAC Recruitment Co. Ltd.	4,700	95
	Nippon Chemi-Con Corp.	4,100	95
	METAWATER Co. Ltd.	3,200	94
	Osaki Electric Co. Ltd.	13,000	94
	Intage Holdings Inc.	8,600	94
	BRONCO BILLY Co. Ltd.	2,400	94
	Meisei Industrial Co. Ltd.	12,500	93
	Cawachi Ltd.	4,000	93
	Akita Bank Ltd.	3,400	93
	Hosokawa Micron Corp.	1,400	93
	Zuken Inc.	6,700	93
^	Tokyo Individualized Educational Institute Inc.	8,400	92
	Toli Corp.	25,900	92
	Enplas Corp.	3,200	92
	Yellow Hat Ltd.	3,100	92
*,^	Yamada SxL Home Co. Ltd.	141,000	92
	Fuji Pharma Co. Ltd.	2,300	91
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	91
	Srg Takamiya Co. Ltd.	14,800	91
	Sumida Corp.	6,634	91
	Trancom Co. Ltd.	1,200	91
^	Toyo Denki Seizo KK	5,400	91
	Taihei Dengyo Kaisha Ltd.	3,500	90
	Daiken Corp.	3,600	90
	Toho Titanium Co. Ltd.	7,300	90
	MCJ Co. Ltd.	6,800	90
	kabu. com Securities Co. Ltd.	24,800	90
	Ricoh Leasing Co. Ltd.	2,700	90
	Denyo Co. Ltd.	5,100	89
	ST Corp.	4,000	89
*	Senshukai Co. Ltd.	17,000	89
	Nishio Rent All Co. Ltd.	3,000	89
^	Hito Communications Inc.	4,700	89
	Vector Inc.	4,600	89
	Riso Kagaku Corp.	4,400	88
	LIFULL Co. Ltd.	10,800	88
	Krosaki Harima Corp.	1,900	88
	Gurunavi Inc.	6,400	87
	Amuse Inc.	3,000	87
	Fujitsu Frontech Ltd.	5,900	87
^	Stella Chemifa Corp.	2,600	87
	Takamatsu Construction Group Co. Ltd.	3,200	86
	F@N Communications Inc.	13,700	86
	T RAD Co. Ltd.	2,400	86
	COLOPL Inc.	11,300	85
	Nichiden Corp.	4,300	85
	Fujibo Holdings Inc.	2,200	85
	Iseki & Co. Ltd.	4,400	85
	Shinwa Co. Ltd.	3,600	84
	Feed One Co. Ltd.	37,900	84
	Kaga Electronics Co. Ltd.	3,400	84
	Sogo Medical Co. Ltd.	3,600	84
	Tsukui Corp.	10,600	84
	Fujimi Inc.	3,800	82
	Arakawa Chemical Industries Ltd.	4,500	82
	Tv Tokyo Holdings Corp.	3,000	82
	Takaoka Toko Co. Ltd.	4,800	82

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Aisan Industry Co. Ltd.	7,900	82
	Tomoku Co. Ltd.	4,400	81
	Hakuto Co. Ltd.	5,492	80
	Ines Corp.	7,400	79
	Kanematsu Electronics Ltd.	2,500	79
^	Digital Arts Inc.	2,000	79
^	W-Scope Corp.	5,300	79
	FIDEA Holdings Co. Ltd.	44,900	79
	Bank of Saga Ltd.	3,400	78
	UKC Holdings Corp.	3,700	78
	Micronics Japan Co. Ltd.	7,000	78
	ASKA Pharmaceutical Co. Ltd.	5,100	78
	CMK Corp.	9,600	77
	Mitsubishi Research Institute Inc.	2,200	77
	OSAKA Titanium Technologies Co. Ltd.	4,100	76
*	U-Shin Ltd.	11,400	76
	Mimasu Semiconductor Industry Co. Ltd.	4,300	76
	Mie Kotsu Group Holdings Inc.	15,900	76
	Kanaden Corp.	6,100	75
	Fukuda Corp.	1,200	75
	Jimoto Holdings Inc.	43,000	75
	Advan Co. Ltd.	8,200	75
	Tanseisha Co. Ltd.	6,300	75
	JSP Corp.	2,300	74
	Daisyo Corp.	4,700	74
	Sekisui Plastics Co. Ltd.	5,500	74
	Toppan Forms Co. Ltd.	6,600	74
	Toyo Tanso Co. Ltd.	2,500	74
	ASAHI YUKIZAI Corp.	4,400	73
	CONEXIO Corp.	3,300	73
	Nittetsu Mining Co. Ltd.	1,200	73
	Nippon Parking Development Co. Ltd.	43,500	73
	K&O Energy Group Inc.	4,600	73
	Kobe Bussan Co. Ltd.	1,500	73
^	Medical Data Vision Co. Ltd.	5,000	72
	Daito Pharmaceutical Co. Ltd.	2,100	72
	Sumitomo Densetsu Co. Ltd.	3,400	72
	Itochu Enex Co. Ltd.	7,300	72
	Ryoyo Electro Corp.	4,300	71
	Shibusawa Warehouse Co. Ltd.	4,200	71
	Kourakuen Holdings Corp.	4,200	71
	CMIC Holdings Co. Ltd.	3,100	71
	Tokyo Energy & Systems Inc.	6,000	71
	Vital KSK Holdings Inc.	7,200	71
	Toyo Construction Co. Ltd.	14,700	70
	Union Tool Co.	2,000	70
	Toyo Corp.	7,800	70
	Chuetsu Pulp & Paper Co. Ltd.	3,900	69
	Elematec Corp.	3,100	69
	Oyo Corp.	4,800	69
	Icom Inc.	2,700	68
	Namura Shipbuilding Co. Ltd.	10,900	68
	Fuji Oil Co. Ltd.	16,300	67
	Shin-Etsu Polymer Co. Ltd.	7,100	67
	Okura Industrial Co. Ltd.	12,000	67
	Komatsu Seiren Co. Ltd.	6,800	66
	Melco Holdings Inc.	1,800	66
	Alpen Co. Ltd.	3,000	66
	Seika Corp.	2,600	66
	Marvelous Inc.	7,600	65
	Yushiro Chemical Industry Co. Ltd.	3,858	64
	Fukui Computer Holdings Inc.	3,200	63
	Mars Engineering Corp.	2,800	62
	Sinanen Holdings Co. Ltd.	2,400	62

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Sumitomo Riko Co. Ltd.	5,900	62
	Koatsu Gas Kogyo Co. Ltd.	7,000	62
	Yurtec Corp.	7,000	61
	CI Takiron Corp.	10,000	61
	Broadleaf Co. Ltd.	12,800	61
	Taiho Kogyo Co. Ltd.	4,500	61
	CAC Holdings Corp.	6,000	61
	Cosel Co. Ltd.	4,500	61
*	Kintetsu Department Store Co. Ltd.	1,700	61
	Sanyo Shokai Ltd.	2,600	60
	Japan Transcity Corp.	13,000	60
*	KNT-CT Holdings Co. Ltd.	3,700	60
	Arcland Service Holdings Co. Ltd.	2,800	60
	Information Services International-Dentsu Ltd.	2,300	59
	Keiyo Co. Ltd.	11,400	59
	Matsuya Foods Co. Ltd.	1,700	59
	Tokyo Tekko Co. Ltd.	3,800	59
	Ryoden Corp.	3,500	59
	WATAMI Co. Ltd.	4,300	58
	Toa Corp./Hyogo	4,900	58
	Shinnihon Corp.	5,200	58
	Nippon Kanzai Co. Ltd.	3,000	57
	Mitsubishi Logisnext Co. Ltd.	6,600	57
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	57
	Chiba Kogyo Bank Ltd.	12,200	57
	Wowow Inc.	1,800	57
	Riken Vitamin Co. Ltd.	1,500	56
	Organo Corp.	1,800	56
	NDS Co. Ltd.	1,400	56
	Right On Co. Ltd.	5,800	55
	Nippon Road Co. Ltd.	1,100	55
	Ministop Co. Ltd.	2,600	54
	Tenma Corp.	2,800	53
	Yorozu Corp.	3,100	53
	Daiwa Industries Ltd.	4,800	52
*	Sanden Holdings Corp.	3,600	52
	KAWADA TECHNOLOGIES Inc.	900	52
	Kato Works Co. Ltd.	2,200	52
^	eRex Co. Ltd.	6,400	51
	Tsukuba Bank Ltd.	14,600	51
	AOI Electronics Co. Ltd.	1,300	50
	PAL GROUP Holdings Co. Ltd.	1,800	49
	Pronexus Inc.	3,800	49
	Yahagi Construction Co. Ltd.	6,400	49
	Aiphone Co. Ltd.	2,900	49
	Yomiuri Land Co. Ltd.	1,100	48
^	Yonex Co. Ltd.	8,400	47
	Daikokutenbussan Co. Ltd.	900	47
	Mito Securities Co. Ltd.	12,000	46
	Mitsubishi Paper Mills Ltd.	7,300	46
*,^	Toyo Engineering Corp.	4,400	46
	Misawa Homes Co. Ltd.	5,400	46
	Shimizu Bank Ltd.	1,600	45
	Kurimoto Ltd.	2,400	45
	Halows Co. Ltd.	1,800	45
	SWCC Showa Holdings Co. Ltd.	5,200	45
	Artnature Inc.	6,500	44
	PC Depot Corp.	6,720	44
	Nihon Yamamura Glass Co. Ltd.	25,000	43
	Hokkan Holdings Ltd.	12,000	43
	SMK Corp.	12,000	43
	Furuno Electric Co. Ltd.	5,100	42
	MTI Ltd.	7,000	42
	Alpha Systems Inc.	2,000	42

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Japan Cash Machine Co. Ltd.	3,600	41
Nihon Chouzai Co. Ltd.	1,300	41
Tosho Printing Co. Ltd.	4,500	40
Kitano Construction Corp.	11,000	40
Aichi Corp.	5,600	40
Future Corp.	3,200	37
Chori Co. Ltd.	1,900	36
Showa Aircraft Industry Co. Ltd.	3,000	36
Sumitomo Precision Products Co. Ltd.	10,000	35
Towa Corp.	2,751	34
Nihon Trim Co. Ltd.	800	33
Cybozu Inc.	6,600	33
WDB Holdings Co. Ltd.	1,040	33
* Nippon Sharyo Ltd.	12,000	32
Gecoss Corp.	3,200	32
NEC Capital Solutions Ltd.	1,600	31
Nihon Dempa Kogyo Co. Ltd.	4,700	29
Jamco Corp.	1,100	25
* Laox Co. Ltd.	3,900	18
*,^ Japan Drilling Co. Ltd.	900	16
*,^ Funai Electric Co. Ltd.	2,000	14
Mitani Sekisan Co. Ltd.	600	14
		1,383,324
Luxembourg (0.0%)
Tenaris SA ADR	35,578	1,330

Malaysia (0.4%)
Public Bank Bhd. (Local)	962,098	5,822
Tenaga Nasional Bhd.	1,273,466	5,128
Malayan Banking Bhd.	1,834,281	5,029
CIMB Group Holdings Bhd.	1,994,652	3,635
Petronas Chemicals Group Bhd.	866,489	1,862
Axiata Group Bhd.	1,323,651	1,776
Sime Darby Plantation Bhd.	1,141,775	1,619
Genting Bhd.	699,200	1,588
DiGi.Com Bhd.	1,144,400	1,343
IHH Healthcare Bhd.	855,520	1,322
Maxis Bhd.	843,200	1,249
IOI Corp. Bhd.	1,021,440	1,241
Petronas Gas Bhd.	267,100	1,208
Dialog Group Bhd.	1,480,348	1,157
Genting Malaysia Bhd.	803,700	1,046
Gamuda Bhd.	705,700	921
Hong Leong Bank Bhd.	181,700	876
Kuala Lumpur Kepong Bhd.	127,800	828
Sime Darby Bhd.	1,180,575	799
PPB Group Bhd.	162,200	794
MISC Bhd.	406,856	739
IJM Corp. Bhd.	958,120	725
Malaysia Airports Holdings Bhd.	297,600	682
Hartalega Holdings Bhd.	452,200	673
Nestle Malaysia Bhd.	18,800	660
Press Metal Aluminium Holdings Bhd.	531,980	649
Top Glove Corp. Bhd.	238,700	576
Petronas Dagangan Bhd.	81,100	557
Alliance Bank Malaysia Bhd.	498,400	550
AirAsia Group Bhd.	547,700	535
YTL Corp. Bhd.	1,442,335	530
AMMB Holdings Bhd.	511,700	505
My EG Services Bhd.	742,250	492
HAP Seng Consolidated Bhd.	179,100	446
Sime Darby Property Bhd.	1,147,475	435
RHB Bank Bhd. (Common Shares)	313,450	421
Telekom Malaysia Bhd.	303,200	408

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Fraser & Neave Holdings Bhd.	40,700	373
	Hong Leong Financial Group Bhd.	69,342	342
	Bursa Malaysia Bhd.	148,950	273
*	UMW Holdings Bhd.	176,000	273
2	Astro Malaysia Holdings Bhd.	557,587	270
*	Bumi Armada Bhd.	1,238,050	264
	Inari Amertron Bhd.	569,475	247
	British American Tobacco Malaysia Bhd.	38,900	243
	Supermax Corp. Bhd.	329,300	240
	SP Setia Bhd Group	295,400	239
	VS Industry Bhd.	417,600	238
*	Sapura Energy Bhd.	1,440,695	232
*,2	Lotte Chemical Titan Holding Bhd.	159,300	231
	IOI Properties Group Bhd.	560,800	223
	Genting Plantations Bhd.	87,700	221
	QL Resources Bhd.	166,660	218
	Westports Holdings Bhd.	254,500	215
	IGB REIT	514,400	209
	KLCCP Stapled Group Bhd.	102,000	202
	Malaysia Building Society Bhd.	667,700	195
	Sunway REIT	466,000	191
	Felda Global Ventures Holdings Bhd.	430,800	186
	YTL Power International Bhd.	783,786	183
	DRB-Hicom Bhd.	333,800	183
*	UEM Sunrise Bhd.	780,000	183
	Bermaz Auto Bhd.	320,120	181
	TIME dotCom Bhd.	86,600	177
	Malaysian Resources Corp. Bhd.	667,900	173
	Padini Holdings Bhd.	151,000	163
	Sunway Bhd.	417,230	160
	Mah Sing Group Bhd.	589,950	153
	Berjaya Sports Toto Bhd.	272,531	146
	Kossan Rubber Industries Bhd.	81,600	139
*	Lafarge Malaysia Bhd.	123,400	132
	Malakoff Corp. Bhd.	557,800	128
	Sunway Construction Group Bhd.	217,094	124
	Yinson Holdings Bhd.	121,600	122
	Cahya Mata Sarawak Bhd.	115,100	118
	KPJ Healthcare Bhd.	496,800	117
	Capitaland Malaysia Mall Trust	384,800	112
*	UMW Oil & Gas Corp. Bhd.	1,473,763	100
	Scientex Bhd.	50,900	99
	Coastal Contracts Bhd.	317,300	95
	Datasonic Group Bhd.	398,200	92
	Muhibbah Engineering M Bhd.	115,500	87
	Syarikat Takaful Malaysia Bhd.	97,000	86
*	WCT Holdings Bhd.	266,022	83
*	Berjaya Corp. Bhd.	1,104,263	81
	Eastern & Oriental Bhd.	221,804	79
	Pavilion REIT	203,500	78
*	AirAsia X Bhd.	759,600	74
	Pos Malaysia Bhd.	77,300	72
	Unisem M Bhd.	143,400	66
*	KNM Group Bhd.	1,137,200	59
*	Eco World Development Group Bhd.	194,600	57
*	Mulpha International Bhd.	101,180	53
	MMC Corp. Bhd.	144,100	52
*	Dayang Enterprise Holdings Bhd.	177,900	35
	Malaysia Marine and Heavy Engineering Holdings Bhd.	139,900	28
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	8
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	5
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	4
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	2
*,3	RHB Bank Bhd.	116,200	1
*	KPJ Healthcare Warrants Exp. 01/23/2019	48,000	1
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	—
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	—
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	—
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	—
			58,258
Malta (0.0%)
3	BGP Holdings PLC	197,753	—

Mexico (0.4%)
	America Movil SAB de CV	9,186,409	8,503
	Fomento Economico Mexicano SAB de CV	662,528	6,404
	Grupo Financiero Banorte SAB de CV	766,828	4,798
	Wal-Mart de Mexico SAB de CV	1,697,919	4,718
	Grupo Mexico SAB de CV Class B	1,024,762	3,407
*	Cemex SAB de CV	4,577,446	2,864
	Grupo Televisa SAB	765,300	2,747
*	Grupo Bimbo SAB de CV Class A	723,700	1,684
	Fibra Uno Administracion SA de CV	934,973	1,548
	Grupo Financiero Inbursa SAB de CV	889,900	1,483
	Grupo Aeroportuario del Pacifico SAB de CV Class B	127,850	1,330
	Grupo Aeroportuario del Sureste SAB de CV Class B	65,451	1,177
	Alfa SAB de CV Class A	858,900	1,103
	Mexichem SAB de CV	295,394	923
	Coca-Cola Femsa SAB de CV	142,000	922
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	508,250	753
	Infraestructura Energetica Nova SAB de CV	167,509	737
	Industrias Penoles SAB de CV	34,783	730
	Arca Continental SAB de CV	102,500	708
	Gruma SAB de CV Class B	56,015	684
	Alsea SAB de CV	181,000	673
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	108,700	576
*	Promotora y Operadora de Infraestructura SAB de CV	53,317	546
	Grupo Elektra SAB DE CV	18,779	512
	PLA Administradora Industrial S de RL de CV	310,686	495
	Bolsa Mexicana de Valores SAB de CV	245,000	473
	Banregio Grupo Financiero SAB de CV	68,100	435
*	Genomma Lab Internacional SAB de CV Class B	426,063	414
*	Elis SA (London Shares)	17,164	412
	Kimberly-Clark de Mexico SAB de CV Class A	206,900	375
	Megacable Holdings SAB de CV	80,862	372
	El Puerto de Liverpool SAB de CV	54,100	361
*	Telesites SAB de CV	419,039	323
	Grupo Carso SAB de CV	87,430	314
	Corp Inmobiliaria Vesta SAB de CV	184,001	266
	Grupo Comercial Chedraui SA de CV	119,700	251
*	La Comer SAB de CV	237,180	250
	Macquarie Mexico Real Estate Management SA de CV	231,400	247
	Grupo Herdez SAB de CV	103,100	247
	Gentera SAB de CV	287,100	230
*	Credito Real SAB de CV SOFOM ER	154,300	226
	Industrias Bachoco SAB de CV Class B	43,000	222
	Rassini SAB de CV	51,122	216
*	Hoteles City Express SAB de CV	146,700	207
2	Concentradora Fibra Hotelera Mexicana SA de CV	312,916	195
	Qualitas Controladora SAB de CV	68,064	190
*	Becle SAB de CV	106,900	181
	Grupo Lala SAB de CV	140,500	180
*	Grupo Aeromexico SAB de CV	121,031	169
	Prologis Property Mexico SA de CV	90,270	168
2	Banco del Bajio SA	74,200	158

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Industrias CH SAB de CV Class B	30,347	151
	Consorcio ARA SAB de CV	372,582	141
	Grupo Financiero Interacciones SA de CV	26,377	130
*	Promotora y Operadora de Infraestructura SAB de CV Class L	16,170	113
*	Organizacion Soriana SAB de CV Class B	57,125	106
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	157,000	98
*	Unifin Financiera SAB de CV SOFOM ENR	27,100	97
	Concentradora Fibra Danhos SA de CV	53,076	94
	OHL Mexico SAB de CV	63,100	94
	Grupo Rotoplas SAB de CV	60,100	91
2	Nemak SAB de CV	119,300	90
	Alpek SAB de CV	59,100	85
	TV Azteca SAB de CV	507,500	79
*	Grupo GICSA SA de CV	122,600	65
*	Axtel SAB de CV	212,700	48
*	Grupo Simec SAB de CV Class B	13,000	42
*,2	Elementia SAB de CV	45,250	40
*	Cemex SAB de CV ADR	3,843	24
			58,695
Netherlands (1.1%)
	Unilever NV	476,395	27,311
	ASML Holding NV	127,960	24,362
	ING Groep NV	1,228,844	20,707
	Koninklijke Philips NV	292,898	12,397
	Koninklijke Ahold Delhaize NV	392,984	9,481
	Heineken NV	75,212	7,918
	Unibail-Rodamco SE	31,126	7,472
	Akzo Nobel NV	79,472	7,197
*	ArcelorMittal	187,439	6,353
	RELX NV	277,899	5,913
	Koninklijke DSM NV	54,932	5,677
	NN Group NV	105,398	5,051
	Wolters Kluwer NV	88,079	4,766
	Aegon NV	551,834	4,044
2	ABN AMRO Group NV	129,279	4,009
	Heineken Holding NV	33,196	3,370
	Koninklijke KPN NV	935,140	2,910
	Randstad NV	33,789	2,175
	ASR Nederland NV	43,591	2,056
	Gemalto NV	26,195	1,578
*	Altice NV Class A	157,193	1,504
	Aalberts Industries NV	29,584	1,457
*	Galapagos NV	12,615	1,130
	ASM International NV	17,282	1,038
2	Philips Lighting NV	33,707	1,025
^	Koninklijke Vopak NV	20,580	1,015
	IMCD NV	15,758	970
	SBM Offshore NV	51,458	863
	TKH Group NV	12,819	810
	BE Semiconductor Industries NV	11,244	777
	APERAM SA	15,396	750
	Boskalis Westminster	25,170	746
*	OCI NV	29,022	689
	Eurocommercial Properties NV	14,144	593
	PostNL NV	152,497	592
	Corbion NV	16,656	533
*	Rhi Magnesita NV	7,981	477
^	Wereldhave NV	11,141	448
2	GrandVision NV	16,627	409
	AMG Advanced Metallurgical Group NV	8,622	403
	Arcadis NV	19,149	377
2	Flow Traders	8,772	340
	Wessanen	15,812	319
^	Koninklijke BAM Groep NV	66,202	315

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
2	Intertrust NV	15,411	307
*	Altice NV Class B	31,714	303
*	TomTom NV	29,775	294
*	Fugro NV	18,323	290
	Vastned Retail NV	5,721	286
	NSI NV	6,011	259
	Accell Group	9,916	232
*,2	Takeaway.com NV	3,409	198
	Koninklijke Volkerwessels NV	6,889	196
	BinckBank NV	31,706	184
	ForFarmers NV	12,056	169
*,2	Basic-Fit NV	5,200	156
	Brunel International NV	4,071	73
	ASML Holding NV ADR	375	71
			185,345
New Zealand (0.1%)
*	a2 Milk Co. Ltd.	237,542	2,019
	Fisher & Paykel Healthcare Corp. Ltd.	172,035	1,539
	Spark New Zealand Ltd.	563,505	1,369
	Auckland International Airport Ltd.	284,687	1,274
	Fletcher Building Ltd.	265,283	1,175
	Ryman Healthcare Ltd.	120,436	897
	Contact Energy Ltd.	205,926	777
	Meridian Energy Ltd.	369,472	763
	Z Energy Ltd.	117,340	597
	SKYCITY Entertainment Group Ltd.	167,460	476
	Trade Me Group Ltd.	128,371	419
	Kiwi Property Group Ltd.	431,435	415
	Summerset Group Holdings Ltd.	84,273	408
	Mainfreight Ltd.	22,165	385
	Mercury NZ Ltd.	171,365	384
	Chorus Ltd.	134,610	382
	Precinct Properties New Zealand Ltd.	387,279	348
	Air New Zealand Ltd.	150,439	345
	Goodman Property Trust	330,776	317
	Infratil Ltd.	134,679	302
	EBOS Group Ltd.	23,884	298
	Heartland Bank Ltd.	207,520	261
	Freightways Ltd.	48,884	257
	Kathmandu Holdings Ltd.	125,586	231
	Argosy Property Ltd.	299,714	214
	Genesis Energy Ltd.	126,986	201
	Vital Healthcare Property Trust	137,358	200
	Tourism Holdings Ltd.	34,950	149
	Metlifecare Ltd.	36,540	148
^	SKY Network Television Ltd.	91,193	146
	New Zealand Refining Co. Ltd.	49,576	82
*	TOWER Ltd.	26,604	15
	New Zealand Oil & Gas Ltd.	7,445	3
			16,796
Norway (0.3%)
	Statoil ASA	306,099	7,828
	DNB ASA	340,098	6,360
	Telenor ASA	214,768	4,754
	Marine Harvest ASA	124,126	2,702
	Norsk Hydro ASA	409,742	2,559
	Yara International ASA	53,628	2,262
	Orkla ASA	242,719	2,246
	Storebrand ASA	143,711	1,228
	Subsea 7 SA	80,445	1,124
	Aker BP ASA	33,323	1,093
	TGS NOPEC Geophysical Co. ASA	32,019	1,010
	Golar LNG Ltd.	30,900	993
	Schibsted ASA Class B	32,673	879

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Gjensidige Forsikring ASA	52,606	833
	Salmar ASA	14,790	689
	Tomra Systems ASA	36,614	679
	Schibsted ASA Class A	22,059	643
	Bakkafrost P/F	11,138	639
*	Norwegian Finans Holding ASA	51,170	622
	Leroy Seafood Group ASA	78,014	572
	SpareBank 1 SR-Bank ASA	52,921	523
*	Borr Drilling Ltd.	104,818	482
*	Petroleum Geo-Services ASA	111,839	481
*	Kongsberg Gruppen ASA	18,545	454
	Veidekke ASA	34,585	420
2	Entra ASA	29,267	401
	Aker ASA	6,302	394
*,2	Aker Solutions ASA	55,541	376
	SpareBank 1 SMN	37,232	373
*	DNO ASA	188,320	349
2	XXL ASA	37,987	330
	Borregaard ASA	30,747	326
	Atea ASA	21,815	324
*	Nordic Semiconductor ASA	51,290	323
	Austevoll Seafood ASA	23,772	286
	Grieg Seafood ASA	23,697	254
	Ocean Yield ASA	27,514	237
*	Wallenius Wilhelmsen Logistics	33,878	234
*,2	Evry AS	47,356	177
	Hoegh LNG Holdings Ltd.	28,702	167
*,^	REC Silicon ASA	683,045	116
*	Norwegian Air Shuttle ASA	2,898	113
	Stolt-Nielsen Ltd.	7,735	109
*	Otello Corp. ASA	42,243	108
	Norway Royal Salmon ASA	4,287	101
*	Akastor ASA	50,339	100
*,^,2	BW LPG Ltd.	23,866	83
	Sparebank 1 Oestlandet	7,478	80
			47,436
Pakistan (0.0%)
	Habib Bank Ltd.	342,400	577
	Hub Power Co. Ltd.	343,000	306
	Lucky Cement Ltd.	52,200	299
	MCB Bank Ltd.	143,400	259
	Oil & Gas Development Co. Ltd.	177,400	256
	Pakistan Petroleum Ltd.	132,400	245
	Pakistan State Oil Co. Ltd.	65,040	191
*	SUI Southern Gas Co. Ltd.	561,000	181
	SUI Northern Gas Pipeline	174,900	172
	United Bank Ltd.	95,600	166
	Thal Ltd.	34,800	165
	Engro Corp. Ltd.	54,700	148
	Nishat Mills Ltd.	116,000	146
	Pakistan Oilfields Ltd.	22,800	134
	Engro Fertilizers Ltd.	189,840	119
	Searle Co. Ltd.	37,454	115
	DG Khan Cement Co. Ltd.	90,500	114
	Fauji Cement Co. Ltd.	448,621	110
	Fauji Fertilizer Co. Ltd.	120,900	104
	Millat Tractors Ltd.	7,060	80
	Kot Addu Power Co. Ltd.	130,000	67
	Mari Petroleum Co. Ltd.	3,990	53
*	National Bank of Pakistan	103,000	45
	Bank Alfalah Ltd.	41,000	18
			4,070
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	13,838	3,217

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Credicorp Ltd.	7,474	1,726
	Cia de Minas Buenaventura SAA ADR	61,113	975
	Volcan Cia Minera SAA Class B	788,240	284
			6,202
Philippines (0.1%)
	SM Investments Corp.	158,788	2,871
	SM Prime Holdings Inc.	2,767,550	1,824
	Ayala Land Inc.	2,126,500	1,671
	BDO Unibank Inc.	606,754	1,539
	Ayala Corp.	74,405	1,384
	Bank of the Philippine Islands	563,595	1,141
	PLDT Inc.	37,445	1,048
	Aboitiz Equity Ventures Inc.	722,050	970
	Universal Robina Corp.	278,230	755
	Metropolitan Bank & Trust Co.	459,934	753
	Jollibee Foods Corp.	130,700	718
	JG Summit Holdings Inc.	465,900	574
	Security Bank Corp.	136,640	550
	Metro Pacific Investments Corp.	5,426,300	534
	GT Capital Holdings Inc.	25,833	524
	Manila Electric Co.	84,185	523
	International Container Terminal Services Inc.	308,880	504
	Megaworld Corp.	4,417,900	383
	Puregold Price Club Inc.	360,980	330
	DMCI Holdings Inc.	1,475,900	314
	LT Group Inc.	785,600	306
	Aboitiz Power Corp.	362,120	265
	Robinsons Retail Holdings Inc.	149,000	262
*	Alliance Global Group Inc.	999,500	252
	Manila Water Co. Inc.	427,700	229
	Bloomberry Resorts Corp.	925,300	219
	Semirara Mining & Power Corp. Class A	367,836	219
	Globe Telecom Inc.	7,195	214
	Cebu Air Inc.	114,530	196
	Pilipinas Shell Petroleum Corp.	182,260	184
	Robinsons Land Corp.	509,761	176
	D&L Industries Inc.	751,700	157
	Vista Land & Lifescapes Inc.	1,181,800	148
	Century Pacific Food Inc.	394,200	126
*	DoubleDragon Properties Corp.	203,900	123
	Cosco Capital Inc.	887,400	115
	Petron Corp.	586,300	105
	Filinvest Land Inc.	3,219,000	103
	Nickel Asia Corp.	874,500	88
	First Gen Corp.	278,700	84
*	Melco Resorts And Entertainment Philippines Corp.	590,500	78
	First Philippine Holdings Corp.	55,160	69
	Lopez Holdings Corp.	440,600	37
*	Energy Development Corp.	331,819	35
*,2	CEMEX Holdings Philippines Inc.	493,900	34
			22,734
Poland (0.1%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	277,301	3,292
	Polski Koncern Naftowy ORLEN SA	95,349	2,428
	Powszechny Zaklad Ubezpieczen SA	192,057	2,335
	Bank Polska Kasa Opieki SA	48,700	1,616
	LPP SA	459	1,194
	KGHM Polska Miedz SA	41,905	1,111
	Bank Zachodni WBK SA	9,524	1,005
	Polskie Gornictwo Naftowe i Gazownictwo SA	537,353	943
	CD Projekt SA	25,945	916
*	PGE Polska Grupa Energetyczna SA	220,704	656
*	Alior Bank SA	31,349	631
*	Bank Millennium SA	216,585	527

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CCC SA	6,293	462
	Grupa Lotos SA	29,300	459
*	mBank SA	3,747	456
	KRUK SA	6,082	397
*,2	Dino Polska SA	13,235	356
*	AmRest Holdings SE	2,477	324
	Cyfrowy Polsat SA	44,317	323
*	Jastrzebska Spolka Weglowa SA	13,779	323
*	Orange Polska SA	198,792	298
	Bank Handlowy w Warszawie SA	11,626	274
2	PLAY Communications SA	28,229	238
^	Kernel Holding SA	15,618	212
	Asseco Poland SA	16,833	210
	Energa SA	71,262	208
	Grupa Azoty SA	13,602	207
*	Tauron Polska Energia SA	300,511	200
^	Eurocash SA	25,626	178
	Enea SA	55,620	165
	Budimex SA	2,399	128
*,^	Boryszew SA	50,430	127
	Warsaw Stock Exchange	9,251	104
*	Ciech SA	5,603	91
*,^	PKP Cargo SA	7,179	84
	Lubelski Wegiel Bogdanka SA	4,449	70
*,^	Medicalgorithmics SA	1,278	54
	Neuca SA	465	41
*	Getin Noble Bank SA	48,231	16
*	Getin Holding SA	53,314	14
			22,673
Portugal (0.1%)
	Galp Energia SGPS SA	163,278	3,134
^	EDP - Energias de Portugal SA	696,374	2,583
	Jeronimo Martins SGPS SA	79,069	1,387
*	Banco Comercial Portugues SA	2,568,762	860
	Navigator Co. SA	69,036	403
	EDP Renovaveis SA	41,645	400
	Sonae SGPS SA	292,736	398
	NOS SGPS SA	57,895	344
	Semapa-Sociedade de Investimento e Gestao	13,578	304
	REN - Redes Energeticas Nacionais SGPS SA	92,332	291
	Altri SGPS SA	39,399	285
	Mota-Engil SGPS SA	46,843	203
^	CTT-Correios de Portugal SA	47,438	175
	Corticeira Amorim SGPS SA	8,976	119
*	Banco BPI SA	38,977	57
	Sonaecom SGPS SA	15,610	42
*	Banco Espirito Santo SA	428,634	1
			10,986
Qatar (0.1%)
	Qatar National Bank QPSC	81,186	3,360
	Industries Qatar QSC	49,183	1,510
	Masraf Al Rayan QSC	101,387	991
	Commercial Bank PQSC	61,073	605
	Ooredoo QPSC	22,140	482
	Qatar Islamic Bank SAQ	15,816	465
	Qatar Electricity & Water Co. QSC	7,451	405
	Doha Bank QPSC	40,734	303
*	Vodafone Qatar QSC	115,612	297
	Qatar Gas Transport Co. Ltd.	72,777	293
	Qatar Navigation QSC	17,086	264
	United Development Co. QSC	60,456	242
	Barwa Real Estate Co.	20,090	195
	Qatar International Islamic Bank QSC	10,164	158
*	Salam International Investment Ltd. QSC	82,639	128

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Al Meera Consumer Goods Co. QSC	3,167	120
*	Ezdan Holding Group QSC	32,804	100
	Gulf Warehousing Co.	7,703	90
	Qatari Investors Group QSC	6,410	61
	Medicare Group	3,191	58
*	Gulf International Services QSC	9,215	47
	Qatar Insurance Co. SAQ	30	—
			10,174
Russia (0.4%)
	Lukoil PJSC ADR	148,245	9,881
	Sberbank of Russia PJSC ADR	652,654	9,650
	Gazprom PJSC ADR	1,244,177	5,741
	Novatek PJSC	335,966	4,108
	Tatneft PJSC ADR	63,261	4,063
	Sberbank of Russia PJSC	783,021	2,823
	MMC Norilsk Nickel PJSC ADR	141,324	2,429
	Surgutneftegas OJSC ADR (London Shares)	470,141	2,203
	Rosneft Oil Co. PJSC GDR	356,292	2,167
	Gazprom PJSC	822,381	1,906
	Magnit PJSC GDR	96,322	1,821
	Mobile TeleSystems PJSC	312,742	1,472
	AK Transneft OAO Preference Shares	480	1,315
	Alrosa PJSC	769,900	1,096
	Severstal PJSC	52,437	843
	VTB Bank PJSC GDR	428,076	801
	Tatneft PJSC	73,240	781
	Moscow Exchange MICEX-RTS PJSC	406,415	779
	Novolipetsk Steel PJSC	273,909	701
	VTB Bank PJSC	765,146,460	656
	Inter RAO UES PJSC	8,665,172	550
	Tatneft PAO Preference Shares	70,462	532
	RusHydro PJSC	41,855,242	495
	PhosAgro PJSC GDR	33,457	482
	Polyus PJSC GDR	13,003	413
	Magnitogorsk Iron & Steel Works PJSC	482,831	373
	Aeroflot PJSC	156,300	357
	MegaFon PJSC GDR	34,790	308
*	Mechel PJSC	136,673	261
	Rostelecom PJSC	239,573	250
	Federal Grid Co. Unified Energy System PJSC	78,720,000	219
	TMK PJSC	150,430	183
*	M.Video PJSC	25,520	165
*	DIXY Group PJSC	31,640	162
	Mosenergo PJSC	3,281,038	134
	Bashneft PJSC	3,712	130
*	ENEL RUSSIA PJSC	5,327,000	127
	LSR Group PJSC GDR	47,842	127
	Unipro PJSC	2,787,900	123
	Acron PJSC	1,471	102
	ROSSETI PJSC	7,635,193	101
*	RussNeft PJSC	11,177	92
*	Uralkali PJSC	50,725	90
	Sistema PJSFC GDR	24,816	90
2	Detsky Mir PJSC	58,720	87
*	Novorossiysk Commercial Sea Port PJSC	759,000	86
	Safmar Financial Investment	7,460	77
*	Raspadskaya OJSC	41,689	64
	TGC-1 PJSC	340,600,000	61
*	OGK-2 PJSC	5,963,000	43
	Surgutneftegas OJSC ADR	8,300	38
	TMK PJSC GDR	6,181	31
	Rosneft Oil Co. PJSC	3,288	20
	Sistema PJSFC	106,900	19

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Novatek PJSC GDR	95	12
			61,640
Singapore (0.5%)
	DBS Group Holdings Ltd.	567,037	13,083
	Oversea-Chinese Banking Corp. Ltd.	1,021,538	10,551
^	United Overseas Bank Ltd.	401,500	9,092
	Singapore Telecommunications Ltd.	2,340,000	6,190
	Keppel Corp. Ltd.	440,013	2,699
	CapitaLand Ltd.	769,400	2,170
	Genting Singapore plc	1,773,100	1,553
	Singapore Airlines Ltd.	186,420	1,521
	Wilmar International Ltd.	608,673	1,489
	Ascendas REIT	730,473	1,465
	Singapore Exchange Ltd.	252,110	1,462
	City Developments Ltd.	144,100	1,369
	Venture Corp. Ltd.	80,100	1,253
	Singapore Technologies Engineering Ltd.	468,600	1,226
	Suntec REIT	800,700	1,177
	CapitaLand Mall Trust	703,700	1,111
	ComfortDelGro Corp. Ltd.	646,800	1,092
	CapitaLand Commercial Trust	741,853	1,014
	Singapore Press Holdings Ltd.	490,100	1,001
	UOL Group Ltd.	150,455	994
	SATS Ltd.	195,100	811
	Mapletree Commercial Trust	577,898	704
	Jardine Cycle & Carriage Ltd.	26,588	684
	Mapletree Industrial Trust	438,300	669
	Sembcorp Industries Ltd.	250,131	576
	Hutchison Port Holdings Trust	1,616,500	539
	Mapletree Logistics Trust	563,499	538
*	NetLink NBN Trust	798,800	487
	Keppel REIT	515,188	481
	Mapletree Greater China Commercial Trust	509,600	456
^	Sembcorp Marine Ltd.	276,489	442
	Golden Agri-Resources Ltd.	1,698,019	440
	CDL Hospitality Trusts	315,888	423
	Singapore Post Ltd.	397,500	400
	Manulife US REIT	359,000	341
	Frasers Commercial Trust	291,818	307
	Cache Logistics Trust	488,165	307
^	Raffles Medical Group Ltd.	343,000	296
	Frasers Logistics & Industrial Trust	370,000	292
	ESR-REIT	723,463	288
	Ascendas Hospitality Trust	457,800	281
	United Engineers Ltd.	133,000	273
	StarHub Ltd.	159,200	272
	CapitaLand Retail China Trust	215,400	254
	Frasers Centrepoint Trust	150,500	254
	Keppel DC REIT	229,475	246
	SIA Engineering Co. Ltd.	98,500	241
	Ascott Residence Trust	277,209	238
	OUE Hospitality Trust	355,500	225
	Parkway Life REIT	106,686	224
	Starhill Global REIT	413,000	224
	Keppel Infrastructure Trust	550,300	224
	First REIT	174,600	180
	Lippo Malls Indonesia Retail Trust	689,400	169
	Soilbuild Business Space REIT	327,740	164
	First Resources Ltd.	128,000	163
	GuocoLand Ltd.	97,300	159
	Wing Tai Holdings Ltd.	102,400	157
	Asian Pay Television Trust	397,600	147
	Frasers Property Ltd.	94,000	144
	Far East Hospitality Trust	279,700	142

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	SPH REIT	175,700	131
	Frasers Hospitality Trust	204,000	115
	M1 Ltd.	79,200	108
^	Yoma Strategic Holdings Ltd.	310,430	100
	Sabana Shari'ah Compliant Industrial REIT	293,300	94
	RHT Health Trust	147,100	89
	OUE Ltd.	57,600	78
	Silverlake Axis Ltd.	177,499	73
	Accordia Golf Trust	158,100	73
	Bumitama Agri Ltd.	133,200	72
	Sheng Siong Group Ltd.	87,100	67
^	Indofood Agri Resources Ltd.	270,000	65
	Boustead Singapore Ltd.	58,100	35
*,^	Noble Group Ltd.	192,460	12
^	Hyflux Ltd.	54,000	10
*,^,3	Ezra Holdings Ltd.	344,056	3
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	102,200	1
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
			76,500
South Africa (0.8%)
	Naspers Ltd.	134,101	32,670
	Standard Bank Group Ltd.	400,187	6,863
	Sasol Ltd.	173,613	6,206
	MTN Group Ltd.	570,468	5,726
	FirstRand Ltd.	1,002,889	5,371
	Sanlam Ltd.	532,629	3,365
	Barclays Africa Group Ltd.	203,870	2,986
	Remgro Ltd.	157,542	2,836
	Shoprite Holdings Ltd.	134,643	2,679
	Vodacom Group Ltd.	200,960	2,512
	Aspen Pharmacare Holdings Ltd.	114,319	2,465
	Bid Corp. Ltd.	101,603	2,336
	Bidvest Group Ltd.	108,550	2,126
	Growthpoint Properties Ltd.	886,220	2,069
	Mr Price Group Ltd.	74,469	1,634
	Nedbank Group Ltd.	64,819	1,546
	Tiger Brands Ltd.	49,407	1,544
	Woolworths Holdings Ltd.	292,769	1,505
	Redefine Properties Ltd.	1,556,329	1,496
	Discovery Ltd.	104,866	1,456
	Clicks Group Ltd.	74,953	1,281
	RMB Holdings Ltd.	203,962	1,279
	Capitec Bank Holdings Ltd.	17,503	1,246
	NEPI Rockcastle plc	108,177	1,192
	Foschini Group Ltd.	67,215	1,156
	AngloGold Ashanti Ltd.	126,804	1,133
	Sappi Ltd.	174,277	1,112
	Truworths International Ltd.	133,810	1,094
	Mondi Ltd.	36,869	1,076
	Netcare Ltd.	429,935	1,071
	SPAR Group Ltd.	62,394	1,057
	Imperial Holdings Ltd.	53,356	1,026
	Gold Fields Ltd.	266,498	1,012
	Life Healthcare Group Holdings Ltd.	418,263	986
	AVI Ltd.	106,272	972
	Pick n Pay Stores Ltd.	143,897	932
	Barloworld Ltd.	61,066	825
	PSG Group Ltd.	45,060	811
	Fortress REIT Ltd. Class A	501,258	690
	Hyprop Investments Ltd.	72,741	664
	Exxaro Resources Ltd.	71,890	638
	Investec Ltd.	77,790	614
	Rand Merchant Investment Holdings Ltd.	180,815	599
	MMI Holdings Ltd.	316,049	563

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	JSE Ltd.	33,136	520
	Anglo American Platinum Ltd.	19,329	519
*	Sibanye Gold Ltd.	555,162	487
	Resilient REIT Ltd.	88,581	482
	Astral Foods Ltd.	18,017	444
	Pioneer Foods Group Ltd.	45,592	443
	Telkom SA SOC Ltd.	95,430	436
	Coronation Fund Managers Ltd.	72,411	430
	AECI Ltd.	45,345	429
	Massmart Holdings Ltd.	31,321	418
	KAP Industrial Holdings Ltd.	589,626	417
*	Impala Platinum Holdings Ltd.	231,511	412
	Reunert Ltd.	59,789	372
	Brait SE	105,983	366
	Vukile Property Fund Ltd.	202,750	365
*	Super Group Ltd.	112,906	337
	SA Corporate Real Estate Ltd.	862,059	330
*	PPC Ltd.	464,396	324
	Liberty Holdings Ltd.	30,382	323
	Kumba Iron Ore Ltd.	14,986	320
*,^,2	Steinhoff Africa Retail Ltd.	203,140	316
	MAS Real Estate Inc.	167,179	314
	Cashbuild Ltd.	8,908	310
	Fortress REIT Ltd. Class B	216,216	301
*	Attacq Ltd.	191,840	296
*	Northam Platinum Ltd.	93,536	289
	Santam Ltd.	11,134	284
	Harmony Gold Mining Co. Ltd.	122,785	251
	Assore Ltd.	9,574	236
	Wilson Bayly Holmes-Ovcon Ltd.	18,265	232
	Emira Property Fund Ltd.	177,762	230
	Hudaco Industries Ltd.	17,691	228
	African Rainbow Minerals Ltd.	27,614	226
*	Sun International Ltd.	49,339	224
	Tsogo Sun Holdings Ltd.	121,136	221
	Tongaat Hulett Ltd.	28,436	206
	Advtech Ltd.	155,798	204
	Omnia Holdings Ltd.	16,576	191
*	Famous Brands Ltd.	20,883	186
*	Nampak Ltd.	154,905	172
	Blue Label Telecoms Ltd.	170,986	170
*	Curro Holdings Ltd.	60,826	164
2	Dis-Chem Pharmacies Ltd.	53,653	161
	Murray & Roberts Holdings Ltd.	126,635	158
	Trencor Ltd.	56,958	158
*,^	Steinhoff International Holdings NV (Johannesburg Shares)	950,152	146
	Arrowhead Properties Ltd.	254,555	143
	EOH Holdings Ltd.	43,545	132
	Hosken Consolidated Investments Ltd.	10,953	129
	City Lodge Hotels Ltd.	9,147	120
	DataTec Ltd.	67,690	115
*	Grindrod Ltd.	98,088	113
	Adcock Ingram Holdings Ltd.	18,877	103
	Zeder Investments Ltd.	192,785	96
	Mpact Ltd.	39,297	90
	Alexander Forbes Group Holdings Ltd.	171,753	89
	Rebosis Property Fund Ltd.	132,655	86
	Delta Property Fund Ltd.	143,041	75
	Clover Industries Ltd.	43,847	67
	Metair Investments Ltd.	38,433	66
	Lewis Group Ltd.	17,093	64
*	Adcorp Holdings Ltd.	48,784	62
	Peregrine Holdings Ltd.	35,263	61
	Invicta Holdings Ltd.	15,867	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Ascendis Health Ltd.	71,819	56
	Merafe Resources Ltd.	433,790	56
	Raubex Group Ltd.	24,403	41
	Stadio Holdings Ltd.	95,616	37
	DRDGOLD Ltd.	143,105	34
	Oceana Group Ltd.	5,057	34
	Alviva Holdings Ltd.	18,929	31
*	ArcelorMittal South Africa Ltd.	85,605	20
*	Adbee Rf Ltd.	3,376	15
*	Consolidated Infrastructure Group Ltd.	27,550	9
*	Royal Bafokeng Platinum Ltd.	3,748	7
*	Group Five Ltd.	15,342	4
*	Steinhoff International Holdings NV	19,964	3
*	Aveng Ltd.	29,325	2
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	1
			128,486
South Korea (1.9%)
	Samsung Electronics Co. Ltd. GDR	47,851	58,579
	Samsung Electronics Co. Ltd.	304,150	15,077
	SK Hynix Inc.	167,933	13,207
	Samsung Electronics Co. Ltd. Preference Shares	302,750	12,040
	Hyundai Motor Co.	45,018	6,714
*,^	Celltrion Inc.	24,335	6,105
	NAVER Corp.	8,407	5,606
	Shinhan Financial Group Co. Ltd.	125,397	5,584
	LG Chem Ltd.	15,283	5,116
	Hyundai Mobis Co. Ltd.	20,398	4,724
	Hana Financial Group Inc.	93,868	4,171
	KB Financial Group Inc.	72,569	4,123
	POSCO	11,911	4,104
	SK Innovation Co. Ltd.	19,795	3,627
	LG Household & Health Care Ltd.	2,625	3,352
	LG Electronics Inc.	34,788	3,299
	POSCO ADR	38,454	3,263
	Amorepacific Corp.	9,891	3,218
	Samsung C&T Corp.	24,421	3,185
	KT&G Corp.	33,808	3,091
	Korea Electric Power Corp.	86,037	3,010
	KB Financial Group Inc. ADR	51,886	2,926
	Samsung SDI Co. Ltd.	16,892	2,876
	Samsung Fire & Marine Insurance Co. Ltd.	11,196	2,796
	SK Holdings Co. Ltd.	10,144	2,777
	Kia Motors Corp.	80,656	2,490
	Woori Bank	154,979	2,314
	Samsung SDS Co. Ltd.	9,798	2,226
	Samsung Life Insurance Co. Ltd.	20,080	2,192
	LG Corp.	27,479	2,079
*,2	Samsung Biologics Co. Ltd.	4,349	1,975
	Samsung Electro-Mechanics Co. Ltd.	16,904	1,856
	NCSoft Corp.	5,236	1,755
	Lotte Chemical Corp.	4,497	1,732
	E-MART Inc.	6,158	1,550
	LG Display Co. Ltd.	69,969	1,528
	Hyundai Engineering & Construction Co. Ltd.	24,739	1,465
	Kakao Corp.	14,178	1,459
*	Hyundai Heavy Industries Co. Ltd.	12,763	1,413
	Hyundai Steel Co.	23,945	1,353
	Shinhan Financial Group Co. Ltd. ADR	30,064	1,341
	Industrial Bank of Korea	84,640	1,327
	AMOREPACIFIC Group	9,748	1,299
*	Hyundai Heavy Industries Holdings Co. Ltd.	3,268	1,284
	S-Oil Corp.	12,517	1,284
	Coway Co. Ltd.	15,395	1,258
*,^	SillaJen Inc.	16,100	1,256

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Korea Zinc Co. Ltd.	3,059	1,238
^	Celltrion Healthcare Co. Ltd.	14,203	1,180
	Mirae Asset Daewoo Co. Ltd.	125,629	1,137
*,^	HLB Inc.	9,797	1,103
	Hyundai Motor Co. Preference Shares	11,020	1,060
	Hotel Shilla Co. Ltd.	9,587	1,031
	Hankook Tire Co. Ltd.	22,102	1,021
	Korea Investment Holdings Co. Ltd.	11,951	1,010
*	Korea Aerospace Industries Ltd.	24,737	994
	Kangwon Land Inc.	35,752	964
*	Samsung Heavy Industries Co. Ltd.	141,005	964
	Hyundai Glovis Co. Ltd.	5,874	923
	GS Holdings Corp.	16,044	918
	Hanmi Pharm Co. Ltd.	2,099	909
	Hyosung Corp.	7,299	893
	OCI Co. Ltd.	6,152	892
	Hanwha Corp.	23,567	876
	Hyundai Motor Co. 2nd Preference Shares	8,048	863
*	ViroMed Co. Ltd.	4,241	848
	CJ CheilJedang Corp.	2,649	847
	Lotte Shopping Co. Ltd.	3,498	834
	Shinsegae Inc.	2,143	832
*,^	Samsung Engineering Co. Ltd.	49,696	828
	DB Insurance Co. Ltd.	14,047	825
	BNK Financial Group Inc.	81,851	797
	SK Telecom Co. Ltd.	3,656	781
	Orion Corp.	6,684	776
	Medy-Tox Inc.	1,144	744
^,2	Netmarble Corp.	5,390	738
	Hanwha Chemical Corp.	27,123	729
	SK Telecom Co. Ltd. ADR	30,122	715
	CJ Corp.	4,709	713
3	Hyundai Development Co-Engineering & Construction	6,843	713
	KCC Corp.	1,942	709
	LG Household & Health Care Ltd. Preference Shares	932	670
	Samsung Securities Co. Ltd.	19,087	656
	Hyundai Marine & Fire Insurance Co. Ltd.	17,994	643
	LG Uplus Corp.	55,977	641
	Daelim Industrial Co. Ltd.	7,898	634
	Lotte Corp.	10,108	614
^	GS Engineering & Construction Corp.	16,005	608
	Com2uSCorp	3,858	575
	DGB Financial Group Inc.	48,829	546
	S-1 Corp.	5,939	545
	Hanon Systems	52,224	530
	NH Investment & Securities Co. Ltd.	34,715	501
*	Korea Gas Corp.	9,521	487
	Yuhan Corp.	2,255	482
	Kumho Petrochemical Co. Ltd.	4,781	478
	Amorepacific Corp. Preference Shares	2,853	475
	CJ E&M Corp.	5,447	460
*,^	Doosan Infracore Co. Ltd.	48,176	458
^	LG Innotek Co. Ltd.	4,244	458
	Hyundai Department Store Co. Ltd.	4,642	448
*	Doosan Heavy Industries & Construction Co. Ltd.	26,433	441
	KEPCO Plant Service & Engineering Co. Ltd.	9,254	438
	Mando Corp.	2,067	437
	Hanwha Life Insurance Co. Ltd.	75,081	436
	Hana Tour Service Inc.	3,906	432
	LS Industrial Systems Co. Ltd.	6,717	429
	LS Corp.	5,861	425
*,^	Hyundai Merchant Marine Co. Ltd.	73,520	414
*,^	Celltrion Pharm Inc.	5,157	414
*	Genexine Co. Ltd.	4,020	411

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Korean Air Lines Co. Ltd.	12,848	408
*	Pearl Abyss Corp.	1,649	401
	Doosan Corp.	3,475	392
	Koh Young Technology Inc.	3,972	377
	Fila Korea Ltd.	3,104	377
	BGF retail Co. Ltd.	2,109	376
*	Hugel Inc.	788	370
*	CJ Logistics Corp.	2,507	366
	LOTTE Himart Co. Ltd.	5,257	365
*,^	Naturecell Co. Ltd.	11,802	365
	Cheil Worldwide Inc.	20,329	362
^	KIWOOM Securities Co. Ltd.	3,278	360
	LOTTE Fine Chemical Co. Ltd.	5,575	355
*,^	Komipharm International Co. Ltd.	9,753	355
^	Hyundai Elevator Co. Ltd.	3,660	354
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	350
2	ING Life Insurance Korea Ltd.	8,998	346
	Meritz Securities Co. Ltd.	89,383	345
	Posco Daewoo Corp.	16,152	339
^	Hyundai Wia Corp.	6,465	324
*	Hanall Biopharma Co. Ltd.	11,383	322
*,^	Hyundai Mipo Dockyard Co. Ltd.	3,873	322
^	Hanssem Co. Ltd.	2,954	321
	Hyundai Construction Equipment Co. Ltd.	1,790	316
	SK Discovery Co. Ltd.	7,887	313
*	Daewoo Engineering & Construction Co. Ltd.	52,895	313
*	Kumho Tire Co. Inc.	54,297	313
*	SM Entertainment Co. Ltd.	9,399	312
	Korea Kolmar Co. Ltd.	4,041	308
	Hanmi Science Co. ltd	4,243	307
^	Paradise Co. Ltd.	13,822	300
	GS Retail Co. Ltd.	8,613	299
	Green Cross Corp.	1,466	296
	Kolon Industries Inc.	4,624	295
	Cosmax Inc.	2,006	293
	Green Cross Holdings Corp.	8,097	288
*	Medipost Co. Ltd.	2,408	280
	Hyundai Corp. Holdings Inc.	20,143	274
*	TELCON Inc.	20,867	272
^	WONIK IPS Co. Ltd.	8,495	270
	L&F Co. Ltd.	7,400	262
*	Pharmicell Co. Ltd.	16,212	261
*	Hyundai Rotem Co. Ltd.	10,412	260
	POSCO Chemtech Co. Ltd.	7,607	259
*	G-treeBNT Co. Ltd.	5,748	252
	Taekwang Industrial Co. Ltd.	199	242
	CJ O Shopping Co. Ltd.	1,159	242
	HS Industries Co. Ltd.	30,288	241
	Samsung Card Co. Ltd.	6,838	238
*,^	NHN Entertainment Corp.	4,148	238
^	NongShim Co. Ltd.	772	233
	Daewoong Pharmaceutical Co. Ltd.	1,404	232
*	BH Co. Ltd.	11,537	231
	Hyundai Home Shopping Network Corp.	2,274	230
	Samyang Holdings Corp.	2,219	230
*,^	COSON Co. Ltd.	15,713	228
	Ottogi Corp.	307	228
*	Pan Ocean Co. Ltd.	44,379	227
	Hyundai Greenfood Co. Ltd.	15,539	223
	Ssangyong Cement Industrial Co. Ltd.	7,981	223
	Korea Petrochemical Ind Co. Ltd.	862	221
	Douzone Bizon Co. Ltd.	4,685	215
	SFA Engineering Corp.	7,090	214
	Korean Reinsurance Co.	19,191	211

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	SK Materials Co. Ltd.	1,471	211
	Chong Kun Dang Pharmaceutical Corp.	1,934	210
*,^	Hanwha Aerospace Co. Ltd.	9,335	209
*,^	Chabiotech Co. Ltd.	10,470	208
*	Asiana Airlines Inc.	42,168	208
	DY Corp.	35,005	207
	Daewoong Co. Ltd.	11,845	205
	WeMade Entertainment Co. Ltd.	3,674	205
	Taeyoung Engineering & Construction Co. Ltd.	18,812	205
	Grand Korea Leisure Co. Ltd.	8,051	205
	DoubleUGames Co. Ltd.	3,487	203
	BGF Co. Ltd.	16,233	192
	Daishin Securities Co. Ltd.	14,831	189
	Orion Holdings Corp.	8,252	188
	Huchems Fine Chemical Corp.	7,579	188
	Modetour Network Inc.	5,428	188
	MegaStudy Co. Ltd.	5,443	187
*	Ecopro Co. Ltd.	5,513	185
^	CJ CGV Co. Ltd.	2,668	185
	Dongsuh Cos. Inc.	7,129	183
	KEPCO Engineering & Construction Co. Inc.	5,282	182
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	179
	Daou Technology Inc.	7,947	178
	Youngone Corp.	6,334	177
*,^	Toptec Co. Ltd.	6,950	172
*,^	CrystalGenomics Inc.	7,148	168
*	Webzen Inc.	6,346	167
	GS Home Shopping Inc.	1,014	165
	Soulbrain Co. Ltd.	2,999	165
	SKCKOLONPI Inc.	4,090	164
	Bukwang Pharmaceutical Co. Ltd.	6,755	163
*	Yuanta Securities Korea Co. Ltd.	38,496	163
	Meritz Financial Group Inc.	12,474	162
^	Innocean Worldwide Inc.	2,612	162
	SK Networks Co. Ltd.	30,571	160
	Dongkuk Steel Mill Co. Ltd.	15,616	160
*	CMG Pharmaceutical Co. Ltd.	28,197	159
	Kakao M Corp.	1,895	158
*,^	Binex Co. Ltd.	11,366	157
	Dong-A ST Co. Ltd.	1,528	156
	Dentium Co. Ltd.	2,128	156
	Doosan Bobcat Inc.	5,059	154
*,^	Vidente Co. Ltd.	8,565	153
	AK Holdings Inc.	2,228	152
	Kolon Corp.	3,096	150
	LG Hausys Ltd.	1,962	149
	Namhae Chemical Corp.	8,782	149
	Hanwha General Insurance Co. Ltd.	21,067	147
	Hanil Cement Co. Ltd.	947	147
	Hanjin Kal Corp.	6,454	147
	SKC Co. Ltd.	4,069	144
*,^	Agabang&Company	26,481	144
^	Cosmax BTI Inc	3,588	143
*	Osstem Implant Co. Ltd.	2,787	143
	Advanced Process Systems Corp.	6,612	142
*,^	SK Securities Co. Ltd.	126,052	142
*	Yungjin Pharmaceutical Co. Ltd.	17,777	142
	Poongsan Corp.	3,950	140
	Iljin Materials Co. Ltd.	4,510	140
	CJ CheilJedang Corp. Preference Shares	1,090	138
	SL Corp.	6,678	138
	SK Gas Ltd.	1,565	137
*	Amicogen Inc.	4,448	135
^	Seoul Semiconductor Co. Ltd.	7,662	135

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Ilyang Pharmaceutical Co. Ltd.	3,501	134
*,^	Gamevil Inc.	2,389	133
	Hite Jinro Co. Ltd.	6,473	132
	Dongwon Industries Co. Ltd.	415	131
	LF Corp.	4,969	131
	Eo Technics Co. Ltd.	1,839	129
	Daesang Corp.	5,170	128
*,^	Seegene Inc.	3,900	127
*	Foosung Co. Ltd.	14,322	125
	JB Financial Group Co. Ltd.	21,715	124
*	iNtRON Biotechnology Inc.	2,985	124
	Hansol Chemical Co. Ltd.	1,859	122
	Able C&C Co. Ltd.	7,592	122
^	Ahnlab Inc.	2,032	121
^	It's Hanbul Co. Ltd.	2,175	121
	Lotte Chilsung Beverage Co. Ltd.	79	120
	Songwon Industrial Co. Ltd.	4,340	117
	Kolon Life Science Inc.	1,558	115
	Samchully Co. Ltd.	1,099	115
	Youlchon Chemical Co. Ltd.	7,368	114
*	Hyundai Electric & Energy System Co. Ltd.	1,296	114
	Lock&Lock Co. Ltd.	5,144	113
	Lotte Food Co. Ltd.	162	113
	Caregen Co. Ltd.	1,328	111
	LEENO Industrial Inc.	2,065	110
*	Wonik Holdings Co. Ltd.	17,538	110
	JW Pharmaceutical Corp.	2,828	109
	Nexen Tire Corp.	9,585	108
*	KTB Investment & Securities Co. Ltd.	17,627	108
*	DIO Corp.	2,745	106
*	Insun ENT Co. Ltd.	14,296	106
^	Dawonsys Co. Ltd.	5,674	104
*	Leaders Cosmetics Co. Ltd.	4,938	104
	Tongyang Inc.	50,362	104
*	Neowiz	6,330	103
	Kumho Industrial Co. Ltd.	8,282	102
^	LIG Nex1 Co. Ltd.	2,755	102
	NICE Information Service Co. Ltd.	10,929	101
	Coreana Cosmetics Co. Ltd.	13,463	101
	DB HiTek Co. Ltd.	8,062	101
	Dongjin Semichem Co. Ltd.	7,670	100
	CJ Hello Co. Ltd.	12,615	100
*,^	Emerson Pacific Inc.	14,330	100
*,^	GemVax & Kael Co. Ltd.	5,608	100
	Jusung Engineering Co. Ltd.	10,459	100
	LG International Corp.	3,990	98
	Daeduck Electronics Co.	12,627	98
	Huons Co. Ltd.	859	97
*,^	Peptron Inc.	1,499	96
	Lutronic Corp.	5,622	93
	Sebang Global Battery Co. Ltd.	3,049	93
*	GNCO Co. Ltd.	33,968	92
*,^	Taihan Electric Wire Co. Ltd.	58,282	92
	SPC Samlip Co. Ltd.	758	91
	LG Electronics Inc. Preference Shares	2,321	91
	Sam Young Electronics Co. Ltd.	8,042	91
^	YG Entertainment Inc.	3,272	89
	NICE Holdings Co. Ltd.	4,789	89
	LG Chem Ltd. Preference Shares	460	88
	Hankook Tire Worldwide Co. Ltd.	5,128	88
	Maeil Dairies Co. Ltd.	1,169	87
*	ATGen Co. Ltd.	4,640	87
	Binggrae Co. Ltd.	1,397	87
	Samyang Corp.	1,042	87

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	InBody Co. Ltd.	2,162	87
*	Hanwha Investment & Securities Co. Ltd.	28,944	87
	Korea Electric Terminal Co. Ltd.	1,823	86
*	KONA I Co. Ltd.	9,122	86
	Seah Besteel Corp.	3,350	84
^	IS Dongseo Co. Ltd.	2,765	84
	NS Shopping Co. Ltd.	6,400	84
	TES Co. Ltd.	2,989	84
^	JW Holdings Corp.	10,368	84
^	Partron Co. Ltd.	10,577	83
*,^	Jenax Inc.	3,125	83
	Daekyo Co. Ltd.	11,162	82
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	81
	Hanwha Corp. Preference Shares	5,082	81
	Interpark Holdings Corp.	23,623	77
	Cell Biotech Co. Ltd.	1,908	76
*	Homecast Co. Ltd.	8,376	75
	Halla Holdings Corp.	1,555	74
	Kwangju Bank Co. Ltd.	7,106	74
	Korea Asset In Trust Co. Ltd.	12,788	74
^	CJ Freshway Corp.	2,037	72
	Young Poong Corp.	91	72
	Handsome Co. Ltd.	2,264	70
	Hansol Paper Co. Ltd.	4,347	70
^	ST Pharm Co. Ltd.	1,875	69
	Daeduck GDS Co. Ltd.	4,953	68
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	68
	Silicon Works Co. Ltd.	1,927	67
	Namyang Dairy Products Co. Ltd.	105	67
*	Cellumed Co. Ltd.	3,487	66
	Mirae Asset Life Insurance Co. Ltd.	12,832	65
	Green Cross Cell Corp.	1,282	64
	DongKook Pharmaceutical Co. Ltd.	967	63
*	Korea Line Corp.	2,370	63
*,^	NUTRIBIOTECH Co. Ltd.	2,426	63
	Hansae Co. Ltd.	2,942	62
*	Eugene Investment & Securities Co. Ltd.	17,472	61
^	Hankook Shell Oil Co. Ltd.	194	60
	INTOPS Co. Ltd.	7,008	60
*,^	Aprogen pharmaceuticals Inc.	15,801	60
	Lotte Confectionery Co. Ltd.	340	60
*,^	Duk San Neolux Co. Ltd.	4,300	60
	iMarketKorea Inc.	7,080	60
*	APS Holdings Corp.	9,645	59
	Sindoh Co. Ltd.	1,039	59
^	Dae Han Flour Mills Co. Ltd.	334	59
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	59
	KC Tech Co. Ltd.	2,941	58
	S&T Motiv Co. Ltd.	1,871	57
	i-SENS Inc.	2,173	57
*,^	Interflex Co. Ltd.	3,142	56
	Dong-A Socio Holdings Co. Ltd.	464	55
^	Vieworks Co. Ltd.	1,505	54
^	Byucksan Corp.	13,450	52
	Jeil Pharmaceutical Co. Ltd.	1,374	52
	Hanjin Transportation Co. Ltd.	2,100	50
*,^	CUROCOM Co. Ltd.	21,142	50
	Huons Global Co. Ltd.	743	49
	SeAH Steel Corp.	566	49
	Korea Kolmar Holdings Co. Ltd.	919	49
	Seoyon E-Hwa Co. Ltd.	6,227	48
	Shinyoung Securities Co. Ltd.	878	48
	Woongjin Thinkbig Co. Ltd.	7,243	48
	Innox Advanced Materials Co. Ltd.	751	47

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ssangyong Motor Co.	9,829	46
	KISWIRE Ltd.	1,665	46
	Posco ICT Co. Ltd.	6,926	45
	Dongwon F&B Co. Ltd.	196	44
*,^	CrucialTec Co. Ltd.	12,343	44
	TK Corp.	3,025	41
	Humedix Co. Ltd.	1,077	40
	Humax Co. Ltd.	5,217	40
*	Naturalendo Tech Co. Ltd.	2,354	40
*	Seobu T&D	3,996	39
*	Eusu Holdings Co. Ltd.	6,136	39
	SBS Media Holdings Co. Ltd.	14,100	39
	Kyobo Securities Co. Ltd.	4,032	39
	KT Skylife Co. Ltd.	3,297	38
	KC Co. Ltd.	2,009	38
	ICD Co. Ltd.	4,187	38
	Tongyang Life Insurance Co. Ltd.	4,930	38
	Hansol Holdings Co. Ltd.	7,639	38
	Youngone Holdings Co. Ltd.	745	37
	Maeil Holdings Co. Ltd.	2,461	37
	Hyundai Livart Furniture Co. Ltd.	1,592	36
	KISCO Corp.	4,685	34
	Hancom Inc.	2,196	32
*	Taewoong Co. Ltd.	1,783	32
	Muhak Co. Ltd.	1,944	31
*	G-SMATT GLOBAL Co. Ltd.	2,714	29
*	S&T Dynamics Co. Ltd.	4,215	29
*,^	KH Vatec Co. Ltd.	2,613	29
*	SFA Semicon Co. Ltd.	11,646	26
	Sung Kwang Bend Co. Ltd.	2,178	25
	Chongkundang Holdings Corp.	389	25
	LVMC Holdings	5,310	25
	GOLFZON Co. Ltd.	566	24
*	Hansol Technics Co. Ltd.	1,961	22
	Sungwoo Hitech Co. Ltd.	3,981	22
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	20
*	Cuckoo Homesys Co. Ltd.	101	20
*	Lumens Co. Ltd.	5,290	20
	Hyundai Corp.	941	20
*,^	Samsung Pharmaceutical Co. Ltd.	5,105	19
	Cuckoo Holdings Co. Ltd.	120	13
	DB Financial Investment Co. Ltd.	1,113	5
	Seoyon Co. Ltd.	271	2
	KT Corp. ADR	9	—
*,3	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,3	HDC Hyundai Development Co-Engineering & Construction	9,562	—
*,3	CNK International Co. Ltd.	78	—
			306,710
Spain (1.0%)
	Banco Santander SA	4,657,054	30,089
	Banco Bilbao Vizcaya Argentaria SA	2,093,412	16,940
	Telefonica SA	1,430,185	14,574
	Iberdrola SA	1,794,896	13,867
^	Industria de Diseno Textil SA	333,545	10,339
	Amadeus IT Group SA	129,502	9,449
*	Repsol SA	372,610	7,111
	CaixaBank SA	1,129,251	5,491
	Abertis Infraestructuras SA	201,950	4,452
2	Aena SME SA	20,232	4,170
	Grifols SA	129,641	3,635
	Banco de Sabadell SA	1,811,978	3,546
*	ACS Actividades de Construccion y Servicios SA	76,312	3,216
*	Ferrovial SA	149,558	3,195
	Red Electrica Corp. SA	132,541	2,761

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Gas Natural SDG SA	95,143	2,398
^	Banco Santander SA ADR	367,751	2,398
	Endesa SA	97,233	2,268
	Bankinter SA	213,046	2,227
	Enagas SA	69,728	2,027
	Bankia SA	382,878	1,680
	Merlin Properties Socimi SA	102,879	1,587
2	Cellnex Telecom SA	47,911	1,285
	Grifols SA Preference Shares	59,079	1,218
^	Siemens Gamesa Renewable Energy SA	67,271	1,152
	Mapfre SA	328,833	1,141
	Inmobiliaria Colonial Socimi SA	87,808	1,020
	Distribuidora Internacional de Alimentacion SA	209,859	973
	Grupo Catalana Occidente SA	20,009	881
	Bolsas y Mercados Espanoles SHMSF SA	21,845	766
	Acciona SA	8,994	752
	Viscofan SA	10,241	679
*,2	Neinor Homes SA	34,616	670
	Acerinox SA	43,813	615
*	Masmovil Ibercom SA	3,971	570
	Prosegur Cia de Seguridad SA	72,994	552
	Applus Services SA	39,380	532
	CIE Automotive SA	13,571	507
*	Indra Sistemas SA	36,653	507
^	Mediaset Espana Comunicacion SA	52,714	505
	Hispania Activos Inmobiliarios SOCIMI SA	23,661	502
	Ebro Foods SA	20,594	497
	Melia Hotels International SA	33,176	493
	NH Hotel Group SA	63,023	486
	Zardoya Otis SA	46,341	473
	Corp Financiera Alba SA	6,779	422
*,2	Unicaja Banco SA	214,630	389
	Cia de Distribucion Integral Logista Holdings SA	16,983	382
	Tecnicas Reunidas SA	11,845	382
*,2	Gestamp Automocion SA	42,846	347
*	Fomento de Construcciones y Contratas SA	23,977	309
2	Prosegur Cash SA	100,619	293
2	Euskaltel SA	29,552	274
	Faes Farma SA	66,170	269
	Ence Energia y Celulosa SA	32,440	250
	Papeles y Cartones de Europa SA	12,319	238
*,^	Obrascon Huarte Lain SA	49,433	231
*	Sacyr SA	79,057	227
	Fluidra SA	15,052	218
	Construcciones y Auxiliar de Ferrocarriles SA	4,390	211
	Almirall SA	14,904	185
*	Liberbank SA	310,057	177
	Atresmedia Corp. de Medios de Comunicacion SA	18,821	176
*	Codere SA	11,412	138
	Axiare Patrimonio SOCIMI SA	4,193	89
*	Pharma Mar SA	40,605	79
*,3	Let's GOWEX SA	3,921	—
			169,482
Sweden (0.9%)
	Nordea Bank AB	1,000,353	10,174
	Volvo AB Class B	464,355	7,869
	Swedbank AB Class A	333,638	7,248
	Telefonaktiebolaget LM Ericsson Class B	935,316	7,130
	Atlas Copco AB Class A	174,570	6,827
	Investor AB Class B	147,813	6,435
	Assa Abloy AB Class B	292,285	6,125
^	Sandvik AB	335,433	5,719
	Hennes & Mauritz AB Class B	309,410	5,317
	Atlas Copco AB Class B	148,623	5,268

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Svenska Handelsbanken AB Class A	468,841	5,229
	Essity AB Class B	185,236	4,699
	Hexagon AB Class B	77,986	4,503
	Skandinaviska Enskilda Banken AB Class A	459,279	4,312
	Telia Co. AB	864,949	4,259
	Boliden AB	84,055	2,912
	Kinnevik AB	73,188	2,638
	Swedish Match AB	54,392	2,440
^	Alfa Laval AB	96,325	2,383
	SKF AB	116,555	2,360
	Skanska AB Class B	109,281	2,128
	Svenska Cellulosa AB SCA Class B	181,588	2,011
	Electrolux AB Class B	68,079	1,792
^	Trelleborg AB Class B	72,755	1,700
^	Securitas AB Class B	98,410	1,590
	Industrivarden AB Class A	66,745	1,464
*	Lundin Petroleum AB	52,918	1,459
	Tele2 AB	106,947	1,386
	Castellum AB	82,697	1,337
	Elekta AB Class B	111,891	1,269
	Nibe Industrier AB Class B	109,759	1,118
	Husqvarna AB	114,305	1,099
	Industrivarden AB	51,904	1,093
*	Swedish Orphan Biovitrum AB	49,916	1,072
*	Fabege AB	82,110	945
2	Dometic Group AB	96,960	928
	Com Hem Holding AB	52,891	916
	Loomis AB Class B	23,024	838
	SSAB AB Class B	182,468	826
	L E Lundbergforetagen AB Class B	11,646	788
	BillerudKorsnas AB	52,366	769
*	Holmen AB	30,610	755
*	Fastighets AB Balder Class B	28,952	746
	Hexpol AB	70,176	726
	Indutrade AB	30,418	717
^	ICA Gruppen AB	22,933	712
	AAK AB	7,941	701
2	Thule Group AB	29,547	683
	Modern Times Group MTG AB Class B	16,947	666
^	Getinge AB	69,547	648
^	Intrum Justitia AB	23,125	614
	NCC AB Class B	32,820	605
	Axfood AB	32,159	597
	Kungsleden AB	81,594	579
	Lifco AB Class B	15,257	554
*,2	Ahlsell AB	91,508	546
2	Bravida Holding AB	73,907	529
	Peab AB	59,143	524
^	Wallenstam AB	57,901	519
	AF AB	24,436	508
	Hufvudstaden AB Class A	33,512	492
	Saab AB Class B	11,974	490
	Sweco AB Class B	24,037	490
2	Evolution Gaming Group AB	7,569	474
	JM AB	22,497	445
	Wihlborgs Fastigheter AB	18,257	423
^	Avanza Bank Holding AB	8,523	401
	Nolato AB Class B	5,301	398
	Pandox AB Class B	23,201	390
	SSAB AB Class A	68,745	389
	Hemfosa Fastigheter AB	29,751	369
*	Investment AB Latour Class B	33,119	362
	Hemfosa Fastigheter AB Preference Shares	17,061	354
	Oriflame Holding AG	6,960	330

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Betsson AB	43,587	310
	Nobia AB	38,056	299
*	NetEnt AB	51,187	292
	Bonava AB Class B	24,050	292
	Bilia AB	34,873	288
	Vitrolife AB	3,878	284
*,^	Ratos AB	70,826	279
2	Attendo AB	27,393	278
	Lindab International AB	35,277	272
^	Mycronic AB	21,331	245
2	Resurs Holding AB	36,406	235
	Cloetta AB Class B	65,209	233
*	Concentric AB	13,287	217
	Klovern AB	153,834	192
2	Scandic Hotels Group AB	19,107	188
*	Arjo AB	61,803	183
*	SAS AB	72,872	182
	Atrium Ljungberg AB	11,330	179
	Klovern AB Preference Shares	4,687	171
*	Haldex AB	15,892	171
*	Investment AB Oresund	10,840	162
	Sagax AB Preference Shares	35,778	143
*	Mekonomen AB	8,691	133
	Clas Ohlson AB	11,122	122
*,2	Munters Group AB	20,246	117
	Bure Equity AB	10,810	116
	SkiStar AB	5,594	115
*	Collector AB	14,330	104
	Rezidor Hotel Group AB	19,442	56
*,^	Fingerprint Cards AB Class B	56,047	48
	NCC AB Class A	1,486	28
	Bonava AB Class A	1,921	23
	SAS AB Preference Shares	200	13
	MQ Holding AB	1,084	2
			154,083
Switzerland (2.4%)
	Nestle SA	978,872	75,833
	Novartis AG	686,728	52,860
	Roche Holding AG	218,318	48,508
	UBS Group AG	1,093,096	18,347
	Zurich Insurance Group AG	47,766	15,258
	Cie Financiere Richemont SA	159,753	15,186
	ABB Ltd.	605,384	14,115
	Credit Suisse Group AG	802,843	13,541
	Swiss Re AG	95,510	9,099
	LafargeHolcim Ltd.	119,741	6,652
	Givaudan SA	2,902	6,460
	Swatch Group AG (Bearer)	12,303	5,908
*	Lonza Group AG	23,165	5,660
	Geberit AG	11,500	4,907
	Sika AG	673	4,883
	Julius Baer Group Ltd.	68,991	4,094
	SGS SA	1,596	3,876
	Partners Group Holding AG	5,312	3,874
	Swiss Life Holding AG	11,058	3,868
	Adecco Group AG	53,527	3,545
	Swisscom AG	7,051	3,382
	Sonova Holding AG	15,752	2,596
*	Vifor Pharma AG	15,953	2,518
	Schindler Holding AG	11,981	2,474
	Kuehne & Nagel International AG	15,601	2,429
*	Chocoladefabriken Lindt & Spruengli AG	32	2,427
	Temenos Group AG	18,070	2,274
	Baloise Holding AG	14,169	2,246

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Straumann Holding AG	3,108	2,110
	Swiss Prime Site AG	21,374	2,003
*	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	310	1,993
	Roche Holding AG (Bearer)	8,537	1,944
	LafargeHolcim Ltd. (Paris Shares)	34,256	1,911
	Logitech International SA	44,050	1,627
	Georg Fischer AG	1,266	1,574
*,^	Dufry AG	9,898	1,400
	ams AG	16,731	1,380
	Clariant AG	58,302	1,346
	EMS-Chemie Holding AG	2,177	1,345
	Schindler Holding AG (Registered)	6,244	1,249
2	VAT Group AG	7,981	1,177
	Flughafen Zurich AG	5,576	1,164
^	Helvetia Holding AG	1,922	1,142
	Barry Callebaut AG	586	1,052
^	BB Biotech AG	15,299	1,027
	PSP Swiss Property AG	10,505	982
	OC Oerlikon Corp. AG	57,283	925
	SFS Group AG	7,342	825
2	Sunrise Communications Group AG	10,033	786
	Bucher Industries AG	2,048	751
*,2	Galenica AG	13,484	725
	Tecan Group AG	3,272	719
	Pargesa Holding SA	7,549	706
	GAM Holding AG	44,025	703
	Belimo Holding AG	164	677
	Cembra Money Bank AG	7,906	670
	dormakaba Holding AG	841	650
*	Allreal Holding AG	3,822	628
*	Landis&Gyr Group AG	8,113	610
	Emmi AG	751	606
	Daetwyler Holding AG	3,072	586
*,^	Aryzta AG	27,753	585
	Valiant Holding AG	4,857	583
	Banque Cantonale Vaudoise	730	582
	DKSH Holding AG	7,003	562
*	Idorsia Ltd.	24,469	561
	Implenia AG	7,306	558
	Conzzeta AG	385	491
	Sulzer AG	3,967	456
	Panalpina Welttransport Holding AG	3,534	447
*	Mobimo Holding AG	1,642	424
^	Komax Holding AG	1,503	413
	Vontobel Holding AG	6,024	397
	Forbo Holding AG	282	394
	u-blox Holding AG	2,049	374
	Siegfried Holding AG	1,036	360
^	COSMO Pharmaceuticals NV	2,263	330
	St. Galler Kantonalbank AG	608	326
	Zehnder Group AG	7,587	318
	Intershop Holding AG	619	309
	Inficon Holding AG	508	304
	Bobst Group SA	2,817	301
	Burckhardt Compression Holding AG	924	300
	Comet Holding AG	2,281	299
	VZ Holding AG	1,060	298
	LEM Holding SA	187	295
	Schweiter Technologies AG	253	288
^	Huber & Suhner AG	4,778	273
	Valora Holding AG	810	271
	Interroll Holding AG	156	258
	Autoneum Holding AG	940	246
	Ascom Holding AG	12,078	242

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Vetropack Holding AG	117	241
*,^	Arbonia AG	11,977	213
*,^	Basilea Pharmaceutica AG	3,005	210
*,^	Meyer Burger Technology AG	159,539	198
	Ypsomed Holding AG	1,264	192
	BKW AG	2,930	191
	Rieter Holding AG	883	170
*	Leonteq AG	3,057	170
	Bachem Holding AG	1,300	167
	Bossard Holding AG	682	140
*	Alpiq Holding AG	1,744	132
	APG SGA SA	321	132
	Swissquote Group Holding SA	2,287	129
	EFG International AG	15,830	129
	Bell Food Group AG	270	106
*	Schmolz & Bickenbach AG	129,951	105
*	Transocean Ltd. (Switzerland Shares)	8,480	104
	Plazza AG	318	73
	ALSO Holding AG	582	72
^	Kudelski SA	6,259	58
			388,590
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	974,752	37,479
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,754,000	20,978
	Hon Hai Precision Industry Co. Ltd.	4,686,151	13,034
	Formosa Plastics Corp.	1,526,873	5,358
	MediaTek Inc.	459,086	5,221
	Nan Ya Plastics Corp.	1,736,423	4,756
	Cathay Financial Holding Co. Ltd.	2,469,549	4,430
	Chunghwa Telecom Co. Ltd. ADR	106,604	4,050
	CTBC Financial Holding Co. Ltd.	5,581,715	3,981
	Formosa Chemicals & Fibre Corp.	1,053,283	3,870
	Fubon Financial Holding Co. Ltd.	2,259,880	3,866
	Largan Precision Co. Ltd.	32,020	3,724
	Uni-President Enterprises Corp.	1,474,992	3,550
	China Steel Corp.	3,801,390	3,008
	Mega Financial Holding Co. Ltd.	3,352,769	2,960
*	ASE Industrial Holding Co. Ltd.	965,636	2,621
	Catcher Technology Co. Ltd.	235,310	2,610
	Delta Electronics Inc.	664,471	2,409
	Yageo Corp.	100,891	2,115
	E.Sun Financial Holding Co. Ltd.	2,937,457	2,077
	Asustek Computer Inc.	216,169	2,020
	First Financial Holding Co. Ltd.	2,828,939	1,945
	President Chain Store Corp.	184,137	1,810
	Taiwan Mobile Co. Ltd.	487,800	1,801
	Pegatron Corp.	758,954	1,769
	Formosa Petrochemical Corp.	420,140	1,714
	China Development Financial Holding Corp.	4,284,580	1,620
	Yuanta Financial Holding Co. Ltd.	3,334,965	1,592
	Hua Nan Financial Holdings Co. Ltd.	2,617,579	1,583
	United Microelectronics Corp.	2,875,180	1,551
	Taiwan Cooperative Financial Holding Co. Ltd.	2,609,288	1,516
	Quanta Computer Inc.	817,450	1,486
	Taishin Financial Holding Co. Ltd.	2,898,535	1,408
	Chailease Holding Co. Ltd.	385,892	1,408
	Taiwan Cement Corp.	993,750	1,366
	Far EasTone Telecommunications Co. Ltd.	494,000	1,307
	SinoPac Financial Holdings Co. Ltd.	3,178,193	1,144
	Innolux Corp.	2,868,885	1,068
	Globalwafers Co. Ltd.	66,000	1,065
	Far Eastern New Century Corp.	1,052,279	1,004
	Shin Kong Financial Holding Co. Ltd.	2,444,612	994
	Hiwin Technologies Corp.	65,940	993

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Walsin Technology Corp.	150,968	949
*	Macronix International	595,000	945
	Pou Chen Corp.	734,524	919
	Cheng Shin Rubber Industry Co. Ltd.	559,379	902
	Chang Hwa Commercial Bank Ltd.	1,565,711	901
	Win Semiconductors Corp.	118,151	886
	Nanya Technology Corp.	277,324	863
	Lite-On Technology Corp.	635,988	839
	Foxconn Technology Co. Ltd.	330,514	821
	Eclat Textile Co. Ltd.	65,166	786
	Airtac International Group	42,884	744
	Novatek Microelectronics Corp.	176,025	739
	China Life Insurance Co. Ltd.	675,542	732
	Compal Electronics Inc.	1,121,323	730
^	AU Optronics Corp. ADR	176,018	701
	Advantech Co. Ltd.	99,266	681
	Sino-American Silicon Products Inc.	154,000	661
	Asia Cement Corp.	618,264	660
	Micro-Star International Co. Ltd.	209,000	653
	Acer Inc.	843,551	643
	Walsin Lihwa Corp.	937,000	637
	General Interface Solution Holding Ltd.	103,000	617
	Chroma ATE Inc.	120,000	603
	Powertech Technology Inc.	210,000	601
	Inventec Corp.	790,554	599
	Wistron Corp.	717,091	570
	Vanguard International Semiconductor Corp.	278,000	564
	WPG Holdings Ltd.	408,000	549
*	TaiMed Biologics Inc.	52,000	540
	Realtek Semiconductor Corp.	138,420	523
	Giant Manufacturing Co. Ltd.	102,881	523
	Synnex Technology International Corp.	359,498	516
	Winbond Electronics Corp.	829,726	508
	Hsin Kuang Steel Co. Ltd.	328,000	493
	Ruentex Industries Ltd.	253,268	491
*	Tatung Co. Ltd.	610,000	454
	Phison Electronics Corp.	49,000	444
	United Microelectronics Corp. ADR	164,278	439
	Chunghwa Telecom Co. Ltd.	113,000	430
	Teco Electric and Machinery Co. Ltd.	527,000	428
*	Taiwan High Speed Rail Corp.	556,000	427
*	Taiwan Glass Industry Corp.	636,842	426
	AU Optronics Corp.	1,030,000	425
	Hotai Motor Co. Ltd.	43,000	421
	TA Chen Stainless Pipe	365,466	416
	Eva Airways Corp.	767,014	412
	Tripod Technology Corp.	136,000	411
	Merida Industry Co. Ltd.	92,400	411
	Silergy Corp.	19,000	397
	Feng TAY Enterprise Co. Ltd.	87,235	396
	Feng Hsin Steel Co. Ltd.	194,000	391
*	HTC Corp.	192,491	390
	TCI Co. Ltd.	26,521	389
	Chicony Electronics Co. Ltd.	154,459	381
	Standard Foods Corp.	168,400	378
	St. Shine Optical Co. Ltd.	14,000	375
*	AGV Products Corp.	1,479,440	374
	China Steel Chemical Corp.	70,000	369
*	Genius Electronic Optical Co. Ltd.	30,714	361
	Grape King Bio Ltd.	43,000	360
	Makalot Industrial Co. Ltd.	74,712	360
*	Epistar Corp.	264,044	359
	Nien Made Enterprise Co. Ltd.	39,000	346
	Gigabyte Technology Co. Ltd.	155,000	339

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Accton Technology Corp.	148,000	338
	Voltronic Power Technology Corp.	18,615	331
	Chipbond Technology Corp.	167,000	331
	Taiwan Business Bank	1,075,836	331
	Unimicron Technology Corp.	587,000	330
*	Ruentex Development Co. Ltd.	274,987	329
	King Yuan Electronics Co. Ltd.	331,000	327
	Formosa Taffeta Co. Ltd.	286,000	323
	Simplo Technology Co. Ltd.	57,640	322
	Tung Ho Steel Enterprise Corp.	378,000	314
	King Slide Works Co. Ltd.	22,000	311
	China Synthetic Rubber Corp.	215,365	308
	Highwealth Construction Corp.	199,540	307
*	PharmaEssentia Corp.	50,000	306
	Compeq Manufacturing Co. Ltd.	306,000	305
*	Evergreen Marine Corp. Taiwan Ltd.	602,272	305
	CTCI Corp.	179,000	302
	Qisda Corp.	433,000	297
	Gourmet Master Co. Ltd.	25,585	295
	King's Town Bank Co. Ltd.	244,000	292
	Kinpo Electronics	818,000	289
	Eternal Materials Co. Ltd.	300,859	288
	Grand Pacific Petrochemical	257,000	284
	AcBel Polytech Inc.	442,000	282
	LCY Chemical Corp.	190,000	282
	E Ink Holdings Inc.	254,000	281
	Everlight Chemical Industrial Corp.	459,240	278
	Asia Polymer Corp.	456,800	274
	Zhen Ding Technology Holding Ltd.	125,700	274
	Merry Electronics Co. Ltd.	58,850	271
*	China Petrochemical Development Corp.	606,350	266
	Shin Zu Shing Co. Ltd.	101,000	265
	Parade Technologies Ltd.	17,000	263
	Taiwan Fertilizer Co. Ltd.	195,000	263
	ASPEED Technology Inc.	9,000	257
	Global Unichip Corp.	27,000	254
*	ASMedia Technology Inc.	22,000	253
	Oriental Union Chemical Corp.	236,000	253
	Kung Long Batteries Industrial Co. Ltd.	52,000	251
*	China Airlines Ltd.	686,000	250
	Bizlink Holding Inc.	33,616	248
	YC INOX Co. Ltd.	276,000	247
	China Motor Corp.	262,000	246
	Long Chen Paper Co. Ltd.	209,564	245
	Waterland Financial Holdings Co. Ltd.	695,109	243
	Taiwan Secom Co. Ltd.	80,675	242
	Radiant Opto-Electronics Corp.	116,314	240
	Pan Jit International Inc.	142,000	240
	Poya International Co. Ltd.	21,450	238
	eMemory Technology Inc.	19,000	234
*	Wafer Works Corp.	149,000	233
	Basso Industry Corp.	130,200	231
	Nan Kang Rubber Tire Co. Ltd.	268,493	226
	TSRC Corp.	220,925	222
	Yulon Finance Corp.	50,000	221
	Far Eastern Department Stores Ltd.	335,115	220
	Hota Industrial Manufacturing Co. Ltd.	48,936	215
	HannStar Display Corp.	775,265	213
	Lien Hwa Industrial Corp.	165,074	211
	Taichung Commercial Bank Co. Ltd.	608,322	210
	Cub Elecparts Inc.	16,387	210
	Chung-Hsin Electric & Machinery Manufacturing Corp.	289,000	208
	Kenda Rubber Industrial Co. Ltd.	180,413	208
	Visual Photonics Epitaxy Co. Ltd.	65,250	208

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	China Bills Finance Corp.	427,000	208
	Career Technology MFG. Co. Ltd.	141,636	207
	Tong Yang Industry Co. Ltd.	115,000	207
	UPC Technology Corp.	309,550	206
	Taiwan Paiho Ltd.	77,000	206
	SDI Corp.	87,000	206
	Ardentec Corp.	181,903	205
	Great Wall Enterprise Co. Ltd.	157,100	203
	Greatek Electronics Inc.	112,000	203
	LandMark Optoelectronics Corp.	21,600	201
	Test Rite International Co. Ltd.	254,000	198
	AmTRAN Technology Co. Ltd.	460,000	197
	Tsann Kuen Enterprise Co. Ltd.	238,000	197
	Advanced International Multitech Co. Ltd.	135,000	196
	Gloria Material Technology Corp.	301,000	195
	ACES Electronic Co. Ltd.	219,000	193
	Nan Liu Enterprise Co. Ltd.	36,000	193
	United Integrated Services Co. Ltd.	89,000	192
*	Asia Pacific Telecom Co. Ltd.	646,152	192
	TTY Biopharm Co. Ltd.	56,541	191
	FLEXium Interconnect Inc.	73,154	191
	Ennoconn Corp.	11,556	187
	Yulon Motor Co. Ltd.	244,000	186
*	Mercuries Life Insurance Co. Ltd.	337,417	184
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	184
	ITEQ Corp.	82,000	182
	Asia Optical Co. Inc.	59,000	182
	Elite Material Co. Ltd.	74,000	181
*	Lealea Enterprise Co. Ltd.	470,000	181
	Clevo Co.	182,628	180
	Flytech Technology Co. Ltd.	68,853	180
	Chong Hong Construction Co. Ltd.	61,152	178
	Jih Sun Financial Holdings Co. Ltd.	592,000	176
*	OBI Pharma Inc.	31,000	176
	Yungtay Engineering Co. Ltd.	101,000	176
	Everlight Electronics Co. Ltd.	125,000	175
	Cleanaway Co. Ltd.	27,000	173
	Getac Technology Corp.	120,000	173
*	XinTec Inc.	89,000	172
	Faraday Technology Corp.	76,800	172
	Primax Electronics Ltd.	84,000	170
	Taiwan Surface Mounting Technology Corp.	197,250	169
	Capital Securities Corp.	446,000	169
	China General Plastics Corp.	156,560	167
	Far Eastern International Bank	495,703	166
	Ton Yi Industrial Corp.	389,000	165
	Prince Housing & Development Corp.	412,050	164
	Taiwan Union Technology Corp.	59,000	164
	Taiyen Biotech Co. Ltd.	167,000	163
	Charoen Pokphand Enterprise	75,000	162
*	Microbio Co. Ltd.	234,000	161
	Tong-Tai Machine & Tool Co. Ltd.	241,560	159
	Hung Sheng Construction Ltd.	134,000	157
	Holy Stone Enterprise Co. Ltd.	32,200	157
	Transcend Information Inc.	55,000	155
*	TPK Holding Co. Ltd.	70,958	155
	Taiwan Cogeneration Corp.	155,000	154
*	ChipMOS TECHNOLOGIES Inc.	222,000	154
	Tainan Spinning Co. Ltd.	345,543	153
	Advanced Ceramic X Corp.	18,000	153
	Huaku Development Co. Ltd.	65,000	150
	U-Ming Marine Transport Corp.	121,000	148
	WT Microelectronics Co. Ltd.	98,986	148
	Firich Enterprises Co. Ltd.	104,012	148

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Concraft Holding Co. Ltd.	17,000	148
	ScinoPharm Taiwan Ltd.	133,245	145
*	China Man-Made Fiber Corp.	437,950	145
	BES Engineering Corp.	560,000	143
	Coretronic Corp.	107,400	143
	Syncmold Enterprise Corp.	65,000	142
	Holtek Semiconductor Inc.	60,000	142
*	G Tech Optoelectronics Corp.	259,043	141
*	Unitech Printed Circuit Board Corp.	206,000	140
	China Chemical & Pharmaceutical Co. Ltd.	202,000	138
	Chin-Poon Industrial Co. Ltd.	105,000	138
	Taiwan Styrene Monomer	190,450	138
*	Medigen Biotechnology Corp.	118,000	137
	Sinbon Electronics Co. Ltd.	51,499	136
	Shinkong Synthetic Fibers Corp.	396,000	136
	Sanyang Motor Co. Ltd.	188,000	134
	Sinyi Realty Inc.	91,387	133
	Mitac Holdings Corp.	122,667	133
	momo.com Inc.	16,000	133
	CHC Healthcare Group	104,268	132
	Wistron NeWeb Corp.	56,275	132
*	Center Laboratories Inc.	54,883	131
	Namchow Holdings Co. Ltd.	64,000	130
	Rechi Precision Co. Ltd.	120,000	130
*	YFY Inc.	287,000	122
	Casetek Holdings Ltd.	49,877	122
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	45,000	122
	Depo Auto Parts Ind Co. Ltd.	45,000	121
	Federal Corp.	276,612	121
*	Wei Chuan Foods Corp.	152,000	121
	Chun Yuan Steel	315,000	121
	Elan Microelectronics Corp.	82,000	119
	Sercomm Corp.	44,000	119
*	Foxsemicon Integrated Technology Inc.	18,000	117
*	CMC Magnetics Corp.	575,021	117
	Lingsen Precision Industries Ltd.	278,000	117
	Sampo Corp.	257,000	116
	Aten International Co. Ltd.	35,000	116
	Adlink Technology Inc.	55,168	113
	Zeng Hsing Industrial Co. Ltd.	26,000	113
	YungShin Global Holding Corp.	81,400	112
	Swancor Holding Co. Ltd.	22,000	112
	Xxentria Technology Materials Corp.	44,000	112
	A-DATA Technology Co. Ltd.	46,190	111
	Hong Pu Real Estate Development Co. Ltd.	144,000	110
	Darwin Precisions Corp.	142,000	110
	Pharmally International Holding Co. Ltd.	8,325	109
	Mercuries & Associates Holding Ltd.	133,268	108
	Hu Lane Associate Inc.	23,000	108
*	President Securities Corp.	212,549	107
	USI Corp.	218,280	106
	Run Long Construction Co. Ltd.	57,000	106
	Tong Hsing Electronic Industries Ltd.	30,000	105
	Cheng Loong Corp.	185,000	105
	China Metal Products	101,000	105
	PChome Online Inc.	22,587	105
	Pixart Imaging Inc.	27,000	103
*	Chilisin Electronics Corp.	33,000	103
*	Goldsun Building Materials Co. Ltd.	315,000	102
	Tyntek Corp.	194,000	102
*	Ritek Corp.	515,147	102
	Chunghwa Precision Test Tech Co. Ltd.	4,000	102
	Kinsus Interconnect Technology Corp.	62,000	102
	Dynapack International Technology Corp.	77,000	101

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Masterlink Securities Corp.	272,013	101
	Sigurd Microelectronics Corp.	87,000	101
	Yieh Phui Enterprise Co. Ltd.	290,440	101
*	CSBC Corp. Taiwan	122,000	99
*	Yang Ming Marine Transport Corp.	281,030	97
	Elite Advanced Laser Corp.	27,648	97
	Rich Development Co. Ltd.	236,000	97
*	King's Town Construction Co. Ltd.	126,000	97
	Supreme Electronics Co. Ltd.	90,000	96
	MIN AIK Technology Co. Ltd.	130,400	96
	Advanced Wireless Semiconductor Co.	46,000	96
	Kindom Construction Corp.	147,000	96
	Taiwan Semiconductor Co. Ltd.	41,000	94
	Kinik Co.	36,000	94
	Test Research Inc.	51,000	93
	Bank of Kaohsiung Co. Ltd.	294,085	93
	Toung Loong Textile Manufacturing	44,000	92
	Sporton International Inc.	16,636	92
	Cheng Uei Precision Industry Co. Ltd.	70,000	91
	Taiwan TEA Corp.	174,000	91
	Lotes Co. Ltd.	14,000	90
*	Neo Solar Power Corp.	216,573	90
	Formosa International Hotels Corp.	17,058	88
*	Shining Building Business Co. Ltd.	224,343	87
	Senao International Co. Ltd.	49,000	87
	Elite Semiconductor Memory Technology Inc.	66,000	86
	Yulon Nissan Motor Co. Ltd.	10,000	86
	Sunny Friend Environmental Technology Co. Ltd.	13,000	85
	Wowprime Corp.	20,665	83
	Sunplus Technology Co. Ltd.	171,000	83
	Gemtek Technology Corp.	102,000	82
	Asia Vital Components Co. Ltd.	90,000	82
	Wan Hai Lines Ltd.	141,000	81
	Darfon Electronics Corp.	77,000	81
	PharmaEngine Inc.	17,038	80
	Nan Ya Printed Circuit Board Corp.	89,000	80
	L&K Engineering Co. Ltd.	65,000	80
	Lung Yen Life Service Corp.	38,000	80
	Wisdom Marine Lines Co. Ltd.	83,706	80
	OptoTech Corp.	107,427	79
	Systex Corp.	36,000	78
*	Taiwan Land Development Corp.	243,731	77
	Sitronix Technology Corp.	27,000	77
	Farglory Land Development Co. Ltd.	70,000	77
*	TWi Pharmaceuticals Inc.	23,000	76
	Cathay Real Estate Development Co. Ltd.	130,200	76
	Ginko International Co. Ltd.	9,000	76
*	Silicon Integrated Systems Corp.	249,000	71
	Wah Lee Industrial Corp.	38,000	71
	IEI Integration Corp.	60,380	71
	FocalTech Systems Co. Ltd.	80,923	70
*	Phihong Technology Co. Ltd.	193,000	70
	Topco Scientific Co. Ltd.	26,047	70
*	Ho Tung Chemical Corp.	251,141	70
	FSP Technology Inc.	84,000	68
	D-Link Corp.	184,212	68
*	Dynamic Electronics Co. Ltd.	222,000	67
	TXC Corp.	55,000	66
	Altek Corp.	61,600	65
	Taiwan PCB Techvest Co. Ltd.	68,000	65
	International Games System Co. Ltd.	12,000	65
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	62
*	Egis Technology Inc.	13,000	62
	Evergreen International Storage & Transport Corp.	133,000	61

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Long Bon International Co. Ltd.	127,000	60
*	Motech Industries Inc.	85,447	59
	Posiflex Technology Inc.	15,169	59
*	Ta Ya Electric Wire & Cable	107,000	56
	Chung Hwa Pulp Corp.	152,421	56
*	Radium Life Tech Co. Ltd.	152,393	55
	Sincere Navigation Corp.	93,000	55
	Chlitina Holding Ltd.	8,400	55
	Quanta Storage Inc.	59,000	53
	Taiflex Scientific Co. Ltd.	40,800	53
	Huang Hsiang Construction Corp.	55,000	52
	TYC Brother Industrial Co. Ltd.	53,000	52
*	Chimei Materials Technology Corp.	143,000	52
	Pan-International Industrial Corp.	80,000	52
	Chaun-Choung Technology Corp.	20,000	51
	Formosan Rubber Group Inc.	100,890	51
	Sheng Yu Steel Co. Ltd.	56,000	50
*	Solartech Energy Corp.	110,000	49
*	Orient Semiconductor Electronics Ltd.	176,000	48
	Lite-On Semiconductor Corp.	38,000	48
	Globe Union Industrial Corp.	65,000	48
	KEE TAI Properties Co. Ltd.	131,000	48
*	ALI Corp.	105,000	48
	Soft-World International Corp.	16,000	47
*	Etron Technology Inc.	127,000	46
	Nien Hsing Textile Co. Ltd.	54,945	46
	Weltrend Semiconductor	52,000	46
*	Lextar Electronics Corp.	74,000	45
*	Concord Securities Co. Ltd.	157,000	44
*	HannsTouch Solution Inc.	186,000	44
	Tung Thih Electronic Co. Ltd.	12,000	44
	ITE Technology Inc.	37,000	43
	Sonix Technology Co. Ltd.	39,000	43
	Infortrend Technology Inc.	100,000	43
*	Elitegroup Computer Systems Co. Ltd.	73,000	41
	Jess-Link Products Co. Ltd.	42,750	41
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	41
	Ability Enterprise Co. Ltd.	69,000	40
	Unizyx Holding Corp.	91,000	40
	WUS Printed Circuit Co. Ltd.	69,700	37
	Alpha Networks Inc.	55,000	37
	Zinwell Corp.	43,000	37
	Brogent Technologies Inc.	4,389	34
	Jentech Precision Industrial Co. Ltd.	16,000	33
	Iron Force Industrial Co. Ltd.	11,000	33
*	Lotus Pharmaceutical Co. Ltd.	11,000	33
	Gigasolar Materials Corp.	6,400	33
	Li Cheng Enterprise Co. Ltd.	23,064	32
	Universal Cement Corp.	43,124	32
*	Gintech Energy Corp.	55,340	30
	GeoVision Inc.	28,468	29
	Global Brands Manufacture Ltd.	67,000	28
*	Ichia Technologies Inc.	49,000	26
	CyberTAN Technology Inc.	44,000	26
	Cyberlink Corp.	11,000	24
*	Kuo Toong International Co. Ltd.	37,643	24
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	22
	Johnson Health Tech Co. Ltd.	21,105	21
*	Li Peng Enterprise Co. Ltd.	75,600	21
	Global Mixed Mode Technology Inc.	9,000	20
*	China Electric Manufacturing Corp.	37,000	15
*	Gigastorage Corp.	34,000	14
*	E-Ton Solar Tech Co. Ltd.	90,000	14
*	Gold Circuit Electronics Ltd.	41,000	13

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Sunrex Technology Corp.	24,800	13
	Taiwan Shin Kong Security Co. Ltd.	9,650	13
	Green Seal Holding Ltd.	9,680	12
*	Unity Opto Technology Co. Ltd.	38,000	11
	ENG Electric Co. Ltd.	71,039	10
*,3	XPEC Entertainment Inc.	21,468	10
*	Wafer Works Corp Rights Exp. 06/08/2018	7,436	2
	San Shing Fastech Corp.	770	1
			244,048
Thailand (0.4%)
*	PTT PCL	4,473,780	7,979
*	CP ALL PCL (Local)	1,256,400	3,457
*	Airports of Thailand PCL	1,381,650	3,109
	Siam Cement PCL NVDR	162,800	2,408
*	Siam Commercial Bank PCL (Local)	577,400	2,392
	Kasikornbank PCL	326,800	2,015
	Kasikornbank PCL (Foreign)	304,883	1,933
	Advanced Info Service PCL (Foreign)	243,300	1,602
*	Bangkok Dusit Medical Services PCL (Local)	2,168,400	1,545
	PTT Exploration & Production PCL (Foreign)	337,681	1,431
	CP ALL PCL (Foreign)	422,200	1,162
*	PTT Global Chemical PCL	369,300	1,141
	Siam Cement PCL (Foreign)	75,400	1,115
	Central Pattana PCL (Foreign)	401,800	1,025
*	Indorama Ventures PCL	529,800	1,006
*	Minor International PCL	763,960	971
*	Central Pattana PCL	379,000	967
*	Charoen Pokphand Foods PCL	1,233,400	952
	PTT Global Chemical PCL (Foreign)	281,815	871
	Thai Oil PCL (Foreign)	275,700	821
*	Banpu PCL (Local)	1,320,600	806
*	PTT Exploration and Production PCL (Local)	175,700	745
*	True Corp. PCL	3,059,853	736
*	Advanced Info Service PCL (Local)	103,600	682
*	Intouch Holdings PCL	347,200	632
*	Energy Absolute PCL	538,100	608
	Minor International PCL (Foreign)	467,423	594
	Siam City Cement PCL (Foreign)	74,807	582
	Bangkok Bank PCL (Foreign)	89,698	572
	Siam Commercial Bank PCL	133,800	554
	Land & Houses PCL NVDR	1,482,900	516
*	BTS Group Holdings PCL	1,725,400	489
*	Krungthai Card PCL	42,500	487
*	Berli Jucker PCL (Local)	256,200	484
*	Siam Cement PCL	30,058	445
	Bangkok Dusit Medical Services PCL (Foreign)	607,000	432
	Intouch Holdings PCL NVDR	237,596	432
*	Digital Telecommunications Infrastructure Fund	916,800	413
*	Bangkok Expressway & Metro PCL (Local)	1,682,509	412
*	Home Product Center PCL	867,800	411
	Home Product Center PCL (Foreign)	838,798	397
	Krung Thai Bank PCL (Foreign)	687,175	395
*	WHA Corp. PCL	3,137,100	392
*	Ratchaburi Electricity Generating Holding PCL (Local)	225,600	373
^	Krung Thai Bank PCL NVDR	633,000	364
*	Central Plaza Hotel PCL	207,300	343
*	Bumrungrad Hospital PCL	55,300	332
	IRPC PCL (Foreign)	1,491,200	332
*	Bangchak Corp. PCL	288,900	331
	Thai Union Frozen Products PCL (Foreign)	574,380	327
*	Krung Thai Bank PCL	565,700	325
	Bangkok Bank PCL	53,100	323
*	IRPC PCL	1,439,200	320
*	Glow Energy PCL	116,300	317

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Tisco Financial Group PCL	111,400	313
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	537,500	311
^	Total Access Communication PCL (Foreign)	187,000	301
*	Muangthai Leasing PCL	251,300	289
*	Electricity Generating PCL	40,600	286
	Charoen Pokphand Foods PCL (Foreign)	367,500	284
*	Global Power Synergy PCL	118,600	282
*	KCE Electronics PCL	129,600	281
*	Jasmine Broadband Internet Infrastructure Fund	766,700	279
*	Beauty Community PCL	369,400	271
*	Jasmine International PCL	1,429,000	264
*	Delta Electronics Thailand PCL	123,900	264
	TMB Bank PCL (Foreign)	3,532,900	263
*	Srisawad Corp. PCL	160,541	263
	Electricity Generating PCL (Foreign)	37,200	262
	Berli Jucker PCL (Foreign)	134,484	255
*	BTS Rail Mass Transit Growth Infrastructure Fund	661,200	251
*,2	Star Petroleum Refining PCL	484,700	240
*	Supalai PCL	327,800	240
*	Robinson PCL	112,700	234
	Tisco Financial Group PCL NVDR	83,500	234
*	VGI Global Media PCL	947,000	230
*	CH Karnchang PCL	302,700	229
*	TMB Bank PCL	2,997,500	223
*	Siam Global House PCL	414,688	213
*	Sino-Thai Engineering & Construction PCL	376,100	208
*	Kiatnakin Bank PCL (Local)	88,100	205
*	Esso Thailand PCL	357,200	202
*	BCPG PCL	313,500	192
	Delta Electronics Thailand PCL (Foreign)	89,700	191
*	Major Cineplex Group PCL	203,500	188
	Bumrungrad Hospital PCL (Foreign)	30,900	186
*	IMPACT Growth REIT	322,700	182
*	Chularat Hospital PCL	2,926,280	181
*	Thanachart Capital PCL	106,100	180
*	Hana Microelectronics PCL	163,000	179
*	Land & Houses PCL	508,200	177
	Kiatnakin Bank PCL (Foreign)	74,800	174
*	TTW PCL	437,300	172
	Siam Commercial Bank PCL (Foreign)	41,500	172
^	BTS Group Holdings PCL NVDR	604,800	171
*	B Grimm Power PCL	191,700	166
*	Bangkok Chain Hospital PCL	297,200	164
*	Bangkok Land PCL	2,749,700	163
*	Thai Oil PCL	54,500	162
*	MK Restaurants Group PCL	62,900	160
	Thanachart Capital PCL (Foreign)	88,900	151
*	Origin Property PCL	259,600	149
*	TPI Polene Power PCL	688,700	146
^	Bangkok Life Assurance PCL NVDR	123,500	142
*	Superblock PCL	3,838,700	140
*	Italian-Thai Development PCL	1,396,000	136
*	Thai Airways International PCL	260,300	133
*	Workpoint Entertainment PCL	67,400	132
*	Carabao Group PCL	77,400	132
*	Quality Houses PCL	1,338,683	130
*	Dynasty Ceramic PCL	1,361,500	129
*	AP Thailand PCL	476,600	127
^	Thoresen Thai Agencies PCL (Foreign)	476,652	126
*	TPI Polene PCL	1,930,500	116
*	Thai Union Group PCL	183,500	104
*	Amata Corp. PCL	158,800	102
*	Thaifoods Group PCL	649,700	101
*	Thai Vegetable Oil PCL	88,000	98

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Sansiri PCL (Local)	1,855,200	98
*	Banpu Power PCL	117,600	92
	Bangkok Expressway & Metro PCL (Foreign)	373,048	91
*	Gunkul Engineering PCL	987,583	90
*,3	Pruksa Real Estate PCL	210,700	90
*	Bangkok Airways PCL	184,800	89
*	U City PCL	90,412,494	86
^	LPN Development PCL	268,700	85
*	Vibhavadi Medical Center PCL	1,028,700	81
	Banpu PCL	132,528	81
*	Tipco Asphalt PCL	140,500	80
*	Siam City Cement PCL (Local)	9,884	77
*	PTG Energy PCL	127,400	75
*	TICON Industrial Connection PCL	132,600	74
^	BEC World PCL (Foreign)	225,100	74
*	Sri Trang Agro-Industry PCL	180,700	67
*	Pruksa Holding PCL	94,600	67
	Thanachart Capital PCL NVDR	38,600	66
*	CK Power PCL	529,000	64
	Unique Engineering & Construction PCL	155,600	63
*	Taokaenoi Food & Marketing PCL	123,500	59
	Bangkok Life Assurance PCL	50,940	58
*	Thaicom PCL	197,300	57
*	Thai Airways International PCL (Foreign)	104,374	53
*	Precious Shipping PCL	125,400	53
	Hana Microelectronics PCL (Foreign)	46,600	51
	True Corp. PCL (Foreign)	196,601	47
*	GFPT PCL	112,200	44
*	SPCG PCL	65,000	43
*	Total Access Communication PCL (Local)	25,400	41
*	Univentures PCL	143,400	41
*	Supalai PCL (Foreign)	52,800	39
*	Samart Corp. PCL	128,900	35
*,3	Inter Far East Energy Corp.	351,100	35
*	Group Lease PCL	149,700	34
	WHA Corp. PCL (Foreign)	210,509	26
*	Precious Shipping PCL (Foreign)	62,700	26
*	Cal-Comp Electronics Thailand PCL	387,330	25
	CK Power PCL (Foreign)	179,860	22
^	Sri Trang Agro-Industry PCL (Foreign)	38,696	14
*	Superblock PCL Warrants Exp. 08/30/2020	767,740	7
*	DIGITAL TELE-F Rights Exp. 05/08/2018	438,429	4
*	Thoresen Thai Agencies PCL	13,200	4
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	2
*	Thoresen Thai Agencies PCL Expire 2/28/2019	53,346	2
^	Group Lease PCL (Foreign)	6,259	1
*	WHA Corp. PCL Warrants Exp. 12/31/2019	5,107	1
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	1
*	VGI Global Media Warrants Expires 8/1/2018	71,450	1
*	Group Lease PCL Warrants Exp. 08/01/2018	9,618	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Precious Shipping PCL Warrants Exp. 06/15/2018	6,270	—
			68,853
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	697,621	1,580
	Akbank Turk AS	622,627	1,295
	BIM Birlesik Magazalar AS	68,303	1,160
	Turkcell Iletisim Hizmetleri AS	331,134	1,140
*	Eregli Demir ve Celik Fabrikalari TAS	388,616	970
	Tupras Turkiye Petrol Rafinerileri AS	35,220	900
	KOC Holding AS	234,397	792
*	Turk Hava Yollari AO	166,592	688

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Haci Omer Sabanci Holding AS (Bearer)	268,197	634
	Turkiye Is Bankasi AS	375,252	569
*	Petkim Petrokimya Holding AS	242,897	429
	Turkiye Vakiflar Bankasi TAO	270,158	397
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	376
	Turkiye Halk Bankasi AS	163,616	335
*	Ulker Biskuvi Sanayi AS	62,695	329
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	307
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	281
	TAV Havalimanlari Holding AS	47,557	256
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	296,019	246
	Ford Otomotiv Sanayi AS	17,563	242
*	Bagfas Bandirma Gubre Fabrikalari AS	110,316	239
	Tofas Turk Otomobil Fabrikasi AS	37,311	230
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	14,491	198
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	265,111	191
	Enka Insaat ve Sanayi AS	156,234	188
	Konya Cimento Sanayii AS	3,359	185
	Turkiye Sise ve Cam Fabrikalari AS	161,616	180
	Turkiye Sinai Kalkinma Bankasi AS	480,844	166
*	Turk Telekomunikasyon AS	106,702	165
*	Yapi ve Kredi Bankasi AS	163,123	160
	Arcelik AS	35,788	160
*	Vakif Gayrimenkul Yatirim Ortakligi AS	259,484	153
	Aksigorta AS	132,563	142
*	Zorlu Enerji Elektrik Uretim AS	328,267	137
	Tekfen Holding AS	35,895	136
	Soda Sanayii AS	106,681	127
*	Aksa Enerji Uretim AS Class B	123,798	127
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	126
	Anadolu Hayat Emeklilik AS	64,919	124
	Trakya Cam Sanayii AS	105,708	122
	Coca-Cola Icecek AS	13,694	121
*	Bizim Toptan Satis Magazalari AS	60,606	120
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	17,364	116
	EGE Endustri VE Ticaret AS	1,374	108
*	Koza Altin Isletmeleri AS	8,052	90
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	7,388	89
*	Sasa Polyester Sanayi AS	26,129	86
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	84
*	Logo Yazilim Sanayi Ve Ticaret AS	6,831	81
*	Sekerbank TAS	205,730	77
*	Bera Holding AS	102,172	61
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	61
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	49
*	Afyon Cimento Sanayi TAS	30,263	48
*	NET Holding AS	95,198	47
	Tat Gida Sanayi AS	37,871	45
*	Dogan Sirketler Grubu Holding AS	168,390	42
	Aygaz AS	12,065	40
	Aksa Akrilik Kimya Sanayii AS	11,842	39
*	Migros Ticaret AS	6,467	36
*	Pegasus Hava Tasimaciligi AS	4,428	31
	AG Anadolu Grubu Holding AS	5,506	30
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	29
	Is Gayrimenkul Yatirim Ortakligi AS	87,534	26
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	25
	Turk Traktor ve Ziraat Makineleri AS	1,534	23
	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	18
*	Dogus Otomotiv Servis ve Ticaret AS	7,386	14
	Albaraka Turk Katilim Bankasi AS	32,421	13
*,3	Asya Katilim Bankasi AS	147,465	—
			17,831

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	834,482	2,813
	Emirates Telecommunications Group Co. PJSC	557,470	2,597
	Emaar Properties PJSC	1,074,375	1,689
	DP World Ltd.	59,812	1,328
	Abu Dhabi Commercial Bank PJSC	599,754	1,146
	Dubai Islamic Bank PJSC	426,537	638
	Aldar Properties PJSC	890,868	509
*	Emaar Development PJSC	270,876	408
*	DAMAC Properties Dubai Co. PJSC	473,801	356
*	Emaar Malls PJSC	526,538	318
*	Orascom Construction Ltd. (New York Shares)	29,541	263
	Air Arabia PJSC	787,031	261
	Abu Dhabi National Oil Co. for Distribution PJSC	345,208	230
	Dubai Investments PJSC	435,349	225
	Dana Gas PJSC	718,244	193
	Amanat Holdings PJSC	389,761	144
	Al Waha Capital PJSC	234,724	115
	Dubai Financial Market PJSC	426,230	113
	Arabtec Holding PJSC	177,489	98
*	Amlak Finance PJSC	421,186	92
*	DXB Entertainments PJSC	666,893	70
	National Central Cooling Co. PJSC	134,628	64
*	Deyaar Development PJSC	361,379	46
*	Drake & Scull International PJSC	114,862	38
*	Eshraq Properties Co. PJSC	184,450	36
*	Union Properties PJSC	154,253	34
	RAK Properties PJSC	168,932	30
			13,854
United Kingdom (6.0%)
	HSBC Holdings plc	6,332,273	63,044
	Royal Dutch Shell plc Class A	1,456,173	50,662
	BP plc	6,093,762	45,265
	Royal Dutch Shell plc Class B	1,182,497	42,214
	British American Tobacco plc	606,004	33,238
	GlaxoSmithKline plc	1,526,408	30,616
	AstraZeneca plc	401,175	28,083
	Diageo plc	769,780	27,462
	Vodafone Group plc	8,666,705	25,291
	Prudential plc	816,698	21,001
	Unilever plc	365,584	20,506
	Lloyds Banking Group plc	22,487,536	19,945
	Rio Tinto plc	365,915	19,945
	Glencore plc	3,658,190	17,622
	Reckitt Benckiser Group plc	195,165	15,310
	Barclays plc	5,349,178	15,251
	Shire plc	281,153	14,971
	BHP Billiton plc	653,135	13,927
	National Grid plc	1,065,009	12,322
	Imperial Brands plc	301,101	10,773
	Compass Group plc	495,553	10,631
	Tesco plc	3,002,249	9,724
	Aviva plc	1,283,101	9,323
	CRH plc	260,397	9,242
	Standard Chartered plc	866,392	9,101
	BT Group plc	2,626,053	9,014
	BAE Systems plc	1,001,022	8,399
	Anglo American plc	308,023	7,248
	RELX plc	333,257	7,123
	Legal & General Group plc	1,884,875	6,981
	Experian plc	293,271	6,720
	WPP plc	383,586	6,582
	British American Tobacco plc ADR	114,073	6,231
	Sky plc	325,585	6,178

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	SSE plc	323,702	6,143
	London Stock Exchange Group plc	103,844	6,136
	Ferguson plc	79,418	6,079
	Rolls-Royce Holdings plc	519,598	6,001
	Smith & Nephew plc	281,892	5,399
	Old Mutual plc	1,497,481	5,159
^	Melrose Industries plc	1,502,222	4,710
	Ashtead Group plc	158,185	4,393
	Associated British Foods plc	118,154	4,392
	Standard Life Aberdeen plc	854,759	4,276
	3i Group plc	301,625	3,893
*	Royal Bank of Scotland Group plc	1,050,383	3,890
	Centrica plc	1,756,430	3,707
	InterContinental Hotels Group plc	58,348	3,681
	Carnival plc	55,010	3,575
	Persimmon plc	94,337	3,524
	Whitbread plc	58,524	3,443
	Burberry Group plc	134,789	3,385
	Intertek Group plc	49,565	3,333
	Mondi plc	115,394	3,212
	Next plc	44,133	3,188
	Smurfit Kappa Group plc	73,524	3,115
	Bunzl plc	104,505	3,030
	Land Securities Group plc	218,968	2,973
*	Worldpay Inc. Class A	35,808	2,914
	Sage Group plc	332,192	2,889
	International Consolidated Airlines Group SA (London Shares)	328,785	2,842
	Kingfisher plc	679,034	2,832
	RSA Insurance Group plc	312,999	2,824
	Pearson plc	245,143	2,811
	British Land Co. plc	302,516	2,794
	Segro plc	306,368	2,719
	Johnson Matthey plc	59,493	2,689
	Smiths Group plc	121,650	2,666
	Taylor Wimpey plc	997,571	2,627
	DCC plc	27,345	2,625
	Informa plc	254,267	2,582
	Paddy Power Betfair plc	25,355	2,500
	St. James's Place plc	160,077	2,494
	TUI AG (London Shares)	110,192	2,492
	Croda International plc	38,983	2,385
	Rentokil Initial plc	565,187	2,385
	Barratt Developments plc	307,529	2,358
	ITV plc	1,129,976	2,351
	Randgold Resources Ltd.	28,747	2,331
	Royal Mail plc	281,528	2,245
	Wm Morrison Supermarkets plc	666,927	2,224
	United Utilities Group plc	214,569	2,188
	DS Smith plc	305,010	2,185
	Weir Group plc	74,634	2,184
	Direct Line Insurance Group plc	422,893	2,173
	Berkeley Group Holdings plc	38,618	2,162
	J Sainsbury plc	498,841	2,117
	GVC Holdings plc	168,994	2,069
*	Just Eat plc	189,881	2,021
	Coca-Cola HBC AG	59,946	2,008
	Hargreaves Lansdown plc	80,808	1,981
	Marks & Spencer Group plc	499,521	1,975
	Halma plc	117,569	1,973
	Severn Trent plc	72,641	1,934
	Hammerson plc	245,007	1,847
	Spirax-Sarco Engineering plc	22,555	1,788
	Rightmove plc	27,883	1,749
	Hiscox Ltd.	85,046	1,739

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Bellway plc	37,752	1,720
	Admiral Group plc	61,877	1,693
	G4S plc	475,689	1,690
	UBM plc	123,058	1,638
	John Wood Group plc	204,599	1,595
	Investec plc	199,812	1,581
	Schroders plc	34,265	1,550
	easyJet plc	68,612	1,496
2	Auto Trader Group plc	307,149	1,492
	Meggitt plc	227,171	1,472
	B&M European Value Retail SA	260,874	1,454
	Antofagasta plc	108,377	1,448
*	Indivior plc	233,216	1,444
	Travis Perkins plc	77,256	1,345
	Derwent London plc	30,662	1,345
	NEX Group plc	98,386	1,335
*	Tullow Oil plc	425,952	1,333
	Intermediate Capital Group plc	88,819	1,323
	Man Group plc	532,260	1,322
	RPC Group plc	121,092	1,314
	Phoenix Group Holdings	120,728	1,304
	BBA Aviation plc	295,637	1,296
	Beazley plc	159,255	1,294
	Spectris plc	34,685	1,280
	IG Group Holdings plc	112,007	1,279
	NMC Health plc	26,088	1,275
*	Ocado Group plc	168,786	1,248
2	ConvaTec Group plc	417,178	1,242
	IMI plc	82,412	1,235
	Inchcape plc	123,050	1,229
*	SSP Group plc	136,502	1,222
	Fresnillo plc	69,571	1,221
	Pennon Group plc	128,016	1,216
	Micro Focus International plc	69,998	1,207
	CYBG plc	289,901	1,203
	Howden Joinery Group plc	182,708	1,196
*	Cobham plc	751,250	1,187
*	Metro Bank plc	25,536	1,159
	Mediclinic International plc	125,420	1,154
	Cineworld Group plc	321,698	1,148
	Dechra Pharmaceuticals plc	30,514	1,146
	Electrocomponents plc	135,963	1,137
2	Merlin Entertainments plc	223,162	1,129
	Rotork plc	249,638	1,126
*	BTG plc	119,423	1,120
	TP ICAP plc	170,466	1,104
	Tate & Lyle plc	135,549	1,071
	William Hill plc	264,272	1,063
	Close Brothers Group plc	48,881	1,029
	UDG Healthcare plc	81,522	1,024
	Playtech plc	91,694	1,023
	Hays plc	409,542	1,009
	Shaftesbury plc	70,788	985
	Evraz plc	154,357	971
*	KAZ Minerals plc	72,293	913
	Tritax Big Box REIT plc	442,373	912
	Capital & Counties Properties plc	228,253	903
	HomeServe plc	85,769	872
	Dixons Carphone plc	309,638	863
	Britvic plc	86,231	852
	Victrex plc	23,578	849
	UNITE Group plc	73,259	841
	Centamin plc	374,696	810
	Bodycote plc	65,682	809

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Polymetal International plc	79,376	797
	Babcock International Group plc	78,314	790
	Balfour Beatty plc	195,076	788
	WH Smith plc	29,377	787
	Bovis Homes Group plc	46,255	787
	Greene King plc	104,512	785
	Hikma Pharmaceuticals plc	44,354	782
	National Express Group plc	143,158	773
	Thomas Cook Group plc	453,002	769
	Pagegroup plc	103,701	765
*	Great Portland Estates plc	79,418	765
	Inmarsat plc	146,486	757
	Petrofac Ltd.	91,059	756
	Provident Financial plc	81,356	743
	BCA Marketplace plc	280,198	730
	Grainger plc	168,174	724
	Intu Properties plc	268,035	720
	Jupiter Fund Management plc	114,212	714
2	Sophos Group plc	103,846	709
	Daily Mail & General Trust plc	76,108	707
*,2	Wizz Air Holdings plc	15,990	702
	IWG plc	206,593	702
	Ascential plc	120,739	697
	Domino's Pizza Group plc	139,808	697
	Aggreko plc	68,716	691
	Renishaw plc	10,638	689
	Big Yellow Group plc	52,830	668
	Ashmore Group plc	117,860	666
	Moneysupermarket.com Group plc	159,747	658
	Genus plc	18,846	652
	Assura plc	791,591	649
	BGEO Group plc	13,513	646
*	Firstgroup plc	412,086	639
	Fidessa Group plc	11,764	636
	Grafton Group plc	61,147	633
	Paragon Banking Group plc	88,196	632
	Synthomer plc	92,013	625
	QinetiQ Group plc	192,638	609
	Drax Group plc	136,579	591
	Lancashire Holdings Ltd.	70,631	579
	Saga plc	309,845	578
2	Ibstock plc	141,222	577
	Redrow plc	66,999	577
	Savills plc	42,139	568
	Essentra plc	92,683	562
*	Cairn Homes plc	258,809	561
2	John Laing Group plc	144,280	561
	Cranswick plc	13,943	557
	Diploma plc	33,683	556
*,^	Sirius Minerals plc	1,308,781	555
	Jardine Lloyd Thompson Group plc	32,656	550
	Elementis plc	139,494	543
	JD Sports Fashion plc	101,086	542
	Greencore Group plc	246,778	538
*	Serco Group plc	399,905	528
	AVEVA Group plc	17,821	526
2	Countryside Properties plc	105,858	522
	Just Group plc	267,016	516
	Workspace Group plc	33,160	506
	Fenner plc	59,809	500
	Crest Nicholson Holdings plc	74,364	499
	LondonMetric Property plc	188,148	492
	Capita plc	184,920	486
	Senior plc	119,584	485

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Hunting plc	43,378	479
*	Cairn Energy plc	153,426	478
	Hill & Smith Holdings plc	26,108	476
	Coats Group plc	430,209	468
	Greggs plc	27,961	467
	Laird plc	171,794	464
	Vesuvius plc	56,567	457
	OneSavings Bank plc	80,438	437
	Rathbone Brothers plc	13,521	436
	Kier Group plc	29,518	436
	Safestore Holdings plc	57,333	431
	SIG plc	220,272	431
	Morgan Advanced Materials plc	90,162	426
	Ultra Electronics Holdings plc	21,821	422
2	ZPG plc	82,367	406
*	Premier Oil plc	312,958	406
	Galliford Try plc	31,872	402
	AA plc	208,955	391
	NewRiver REIT plc	96,297	385
	Marston's plc	256,497	380
	Keller Group plc	25,893	370
2	Equiniti Group plc	97,712	369
	TalkTalk Telecom Group plc	207,546	366
	Entertainment One Ltd.	97,523	365
	Pets at Home Group plc	172,559	363
	Computacenter plc	20,756	360
	Brewin Dolphin Holdings plc	72,237	359
	Virgin Money Holdings UK plc	92,749	355
	Marshalls plc	59,852	352
	Go-Ahead Group plc	13,183	351
	UK Commercial Property Trust Ltd.	280,203	344
	Picton Property Income Ltd.	272,636	338
	J D Wetherspoon plc	20,870	333
	Stagecoach Group plc	150,857	322
	Halfords Group plc	61,629	321
	Polypipe Group plc	60,737	319
	Sanne Group plc	36,955	316
	Softcat plc	33,596	316
	Vedanta Resources plc	30,517	305
	Card Factory plc	95,290	303
*	Sports Direct International plc	54,487	302
2	McCarthy & Stone plc	157,594	294
	F&C Commercial Property Trust Ltd.	145,117	293
2	Hastings Group Holdings plc	76,710	291
	esure Group plc	93,898	291
	Superdry plc	13,758	284
	Dairy Crest Group plc	37,658	281
	Ted Baker plc	7,651	280
	St. Modwen Properties plc	48,958	276
	Stobart Group Ltd.	81,472	274
2	Spire Healthcare Group plc	87,431	274
	NCC Group plc	101,450	273
	Chemring Group plc	93,517	270
	Telecom Plus plc	18,074	268
	Ferrexpo plc	82,626	268
	888 Holdings plc	70,142	265
	Chesnara plc	46,835	261
*	TBC Bank Group plc	10,275	261
	Redefine International plc	502,206	257
	International Personal Finance plc	76,661	257
	Hansteen Holdings plc	138,562	253
	RPS Group plc	70,942	253
	Mitie Group plc	98,196	247
	Devro plc	83,283	243

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	De La Rue plc	32,227	236
*	EI Group plc	127,165	225
*	Vectura Group plc	199,977	223
	Restaurant Group plc	52,919	221
	Gocompare.Com Group plc	140,473	217
*	AO World plc	101,244	216
	Dignity plc	13,885	208
	KCOM Group plc	145,954	202
	Schroder REIT Ltd.	234,122	198
	Northgate plc	38,520	197
	Mitchells & Butlers plc	47,962	186
	Hochschild Mining plc	64,093	185
	Renewi plc	179,451	177
	Dunelm Group plc	22,807	177
	ITE Group plc	80,480	169
	Lookers plc	116,883	162
*	Ophir Energy plc	175,526	146
	Soco International plc	99,429	144
	PZ Cussons plc	39,815	135
	Helical plc	25,204	130
*	Petra Diamonds Ltd.	138,411	130
*,2	Alfa Financial Software Holdings plc	25,977	129
*	Premier Foods plc	239,782	123
	N Brown Group plc	41,889	118
	Acacia Mining plc	43,908	87
	Debenhams plc	263,423	84
*	Allied Minds plc	50,534	83
	Rank Group plc	34,276	83
*	Nostrum Oil & Gas plc	19,562	80
2	CMC Markets plc	28,615	75
	Daejan Holdings plc	813	67
	Foxtons Group plc	44,447	47
*	Lamprell plc	34,894	44
*	Countrywide plc	27,491	41
*	Interserve plc	26,828	35
^,3	Carillion plc	88,745	17
	Oxford Instruments plc	37	—
*,^,3	Afren plc	141,140	—
			980,112
United States (51.4%)
Basic Materials (1.3%)
	DowDuPont Inc.	735,824	46,533
	Praxair Inc.	89,708	13,682
	Ecolab Inc.	82,289	11,913
	Air Products & Chemicals Inc.	67,082	10,887
	LyondellBasell Industries NV Class A	101,916	10,776
	PPG Industries Inc.	80,066	8,477
	International Paper Co.	131,489	6,780
	Freeport-McMoRan Inc.	437,570	6,655
	Newmont Mining Corp.	167,927	6,598
	Nucor Corp.	99,939	6,158
	Celanese Corp. Class A	43,543	4,732
	Eastman Chemical Co.	45,506	4,645
	Albemarle Corp.	35,759	3,467
	International Flavors & Fragrances Inc.	24,194	3,418
	FMC Corp.	41,022	3,271
	Steel Dynamics Inc.	69,900	3,132
*	Alcoa Corp.	57,564	2,947
	Mosaic Co.	107,950	2,909
	Avery Dennison Corp.	27,030	2,833
	CF Industries Holdings Inc.	71,495	2,774
	Chemours Co.	56,664	2,743
*	Axalta Coating Systems Ltd.	65,503	2,024
	RPM International Inc.	40,300	1,946

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Reliance Steel & Aluminum Co.	21,700	1,908
	United States Steel Corp.	54,495	1,844
	Huntsman Corp.	60,400	1,798
	Royal Gold Inc.	19,900	1,767
	Olin Corp.	51,610	1,558
	WR Grace & Co.	20,900	1,430
	Southern Copper Corp.	24,901	1,315
	Ashland Global Holdings Inc.	18,915	1,252
	Versum Materials Inc.	33,364	1,174
	Westlake Chemical Corp.	10,900	1,166
	Scotts Miracle-Gro Co.	13,291	1,111
*	Allegheny Technologies Inc.	40,988	1,089
	Trinseo SA	14,818	1,081
*	Ingevity Corp.	13,839	1,063
	Cabot Corp.	18,800	1,050
	PolyOne Corp.	24,400	1,021
	KapStone Paper and Packaging Corp.	27,600	950
*	Univar Inc.	33,503	923
	NewMarket Corp.	2,300	873
	Sensient Technologies Corp.	12,900	860
	Domtar Corp.	19,000	834
	Balchem Corp.	9,300	821
	Commercial Metals Co.	37,500	788
*	Cleveland-Cliffs Inc.	102,700	762
	US Silica Holdings Inc.	25,078	755
	Peabody Energy Corp.	20,400	752
	Minerals Technologies Inc.	10,800	746
*	GCP Applied Technologies Inc.	25,600	733
*	Platform Specialty Products Corp.	69,587	701
	Carpenter Technology Corp.	12,700	676
	HB Fuller Co.	13,400	663
	Compass Minerals International Inc.	9,400	633
	Kaiser Aluminum Corp.	6,100	601
	Quaker Chemical Corp.	3,800	559
	Innospec Inc.	7,600	552
	Hecla Mining Co.	142,712	547
*	Cambrex Corp.	10,300	545
*	Coeur Mining Inc.	70,200	531
	Worthington Industries Inc.	11,400	508
	Stepan Co.	6,971	490
*	Ferro Corp.	22,200	489
*	Constellium NV Class A	42,700	485
	Tronox Ltd. Class A	27,400	471
	Arch Coal Inc. Class A	5,700	461
*	AK Steel Holding Corp.	91,692	421
*	Kraton Corp.	9,200	420
	A Schulman Inc.	8,800	377
	Neenah Inc.	4,700	367
	Rayonier Advanced Materials Inc.	15,900	340
	Tredegar Corp.	18,300	322
	PH Glatfelter Co.	15,200	318
*	AdvanSix Inc.	8,299	297
*,^	Fairmount Santrol Holdings Inc.	49,000	269
*	Venator Materials plc	14,800	267
*	Koppers Holdings Inc.	6,000	263
*	Century Aluminum Co.	14,500	253
*	CONSOL Energy Inc.	8,034	253
*	Ferroglobe plc	20,700	234
	Innophos Holdings Inc.	5,600	232
*	Clearwater Paper Corp.	4,200	99
*,3	Ferroglobe R&W Trust	10,400	—
			214,368
Consumer Goods (4.2%)
	Procter & Gamble Co.	794,347	57,463

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Coca-Cola Co.	1,211,094	52,331
	PepsiCo Inc.	450,549	45,478
	Philip Morris International Inc.	490,833	40,248
	Altria Group Inc.	600,148	33,674
	NIKE Inc. Class B	410,067	28,044
	Mondelez International Inc. Class A	453,808	17,925
	Colgate-Palmolive Co.	272,553	17,779
	Monsanto Co.	138,334	17,343
	Activision Blizzard Inc.	231,662	15,371
	General Motors Co.	413,637	15,197
	Ford Motor Co.	1,217,704	13,687
*,^	Tesla Inc.	42,083	12,368
	Constellation Brands Inc. Class A	50,714	11,823
	Kimberly-Clark Corp.	109,629	11,351
*	Electronic Arts Inc.	95,107	11,221
	Kraft Heinz Co.	190,225	10,725
	Estee Lauder Cos. Inc. Class A	68,826	10,192
	VF Corp.	103,200	8,346
	General Mills Inc.	181,228	7,927
	Archer-Daniels-Midland Co.	172,210	7,815
	Aptiv plc	85,572	7,238
*	Monster Beverage Corp.	129,638	7,130
	Stanley Black & Decker Inc.	47,857	6,776
	Dr Pepper Snapple Group Inc.	56,240	6,747
	Tyson Foods Inc. Class A	90,746	6,361
	Tapestry Inc.	89,824	4,830
	DR Horton Inc.	109,127	4,817
	Clorox Co.	40,836	4,786
	Conagra Brands Inc.	122,318	4,534
	Kellogg Co.	76,310	4,495
	Newell Brands Inc.	161,150	4,453
	Lennar Corp. Class A	81,119	4,290
*	Mohawk Industries Inc.	19,794	4,154
	Brown-Forman Corp. Class B	73,610	4,125
	Genuine Parts Co.	45,851	4,050
	McCormick & Co. Inc.	38,360	4,044
	Lear Corp.	21,465	4,013
	Hershey Co.	43,434	3,993
	JM Smucker Co.	34,642	3,952
	Molson Coors Brewing Co. Class B	54,643	3,893
	PVH Corp.	23,488	3,750
	Autoliv Inc.	27,473	3,683
	Church & Dwight Co. Inc.	79,610	3,678
*	Take-Two Interactive Software Inc.	35,062	3,496
	Hasbro Inc.	39,029	3,438
	Whirlpool Corp.	21,208	3,286
	Bunge Ltd.	44,056	3,182
*	Michael Kors Holdings Ltd.	46,500	3,182
	BorgWarner Inc.	64,923	3,177
*	NVR Inc.	1,003	3,109
	Hormel Foods Corp.	82,609	2,995
	Lamb Weston Holdings Inc.	44,985	2,938
*	Lululemon Athletica Inc.	29,298	2,924
*	LKQ Corp.	94,148	2,920
	Ingredion Inc.	21,900	2,652
	Coty Inc. Class A	147,327	2,556
	Snap-on Inc.	17,400	2,527
	PulteGroup Inc.	81,196	2,465
	Leucadia National Corp.	101,120	2,431
	Campbell Soup Co.	54,163	2,209
	Coca-Cola European Partners plc	56,040	2,197
	Pinnacle Foods Inc.	36,268	2,191
*	Middleby Corp.	17,200	2,164
*	US Foods Holding Corp.	63,322	2,164

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Harley-Davidson Inc.	52,608	2,164
*	Herbalife Nutrition Ltd.	19,681	2,081
	Hanesbrands Inc.	110,100	2,034
*	WABCO Holdings Inc.	15,700	2,025
	Gentex Corp.	85,578	1,946
	Adient plc	31,060	1,904
	Polaris Industries Inc.	18,100	1,897
	Ralph Lauren Corp. Class A	17,159	1,885
	Goodyear Tire & Rubber Co.	74,509	1,871
	Toll Brothers Inc.	43,972	1,854
	Thor Industries Inc.	15,800	1,677
	Pool Corp.	12,000	1,666
	Leggett & Platt Inc.	40,412	1,639
^	Mattel Inc.	108,661	1,608
*	Post Holdings Inc.	19,772	1,573
	Brunswick Corp.	26,200	1,569
	Carter's Inc.	14,300	1,435
	Delphi Technologies plc	29,170	1,412
	Valvoline Inc.	61,577	1,249
	Flowers Foods Inc.	54,082	1,223
*	Visteon Corp.	9,500	1,182
*	Skechers U.S.A. Inc. Class A	40,205	1,146
	Energizer Holdings Inc.	19,360	1,110
	Nu Skin Enterprises Inc. Class A	15,600	1,110
	Dana Inc.	44,500	1,056
*	Under Armour Inc.	68,205	1,047
	Wolverine World Wide Inc.	32,200	965
*	Zynga Inc. Class A	275,551	951
*	Hain Celestial Group Inc.	31,600	920
*	Deckers Outdoor Corp.	9,500	886
	Steven Madden Ltd.	17,950	866
*	Darling Ingredients Inc.	50,100	859
*	Under Armour Inc. Class A	48,000	852
*	Nomad Foods Ltd.	50,900	839
*	Welbilt Inc.	43,500	833
	KB Home	30,900	820
*	Taylor Morrison Home Corp. Class A	31,200	741
	Columbia Sportswear Co.	8,900	739
*	TRI Pointe Group Inc.	43,000	736
*	Tempur Sealy International Inc.	16,211	725
	LCI Industries	7,500	715
*	Helen of Troy Ltd.	8,000	713
*	Wayfair Inc.	11,300	704
	Tenneco Inc.	15,500	693
*	Edgewell Personal Care Co.	15,260	672
*	TreeHouse Foods Inc.	17,331	667
	Sanderson Farms Inc.	5,900	656
	J&J Snack Foods Corp.	4,700	646
	Tupperware Brands Corp.	14,100	628
	Lancaster Colony Corp.	5,000	628
*	Cooper-Standard Holdings Inc.	4,800	594
	Vector Group Ltd.	30,382	592
	MDC Holdings Inc.	20,246	587
*	Boston Beer Co. Inc. Class A	2,500	560
	Herman Miller Inc.	18,074	555
*	Dorman Products Inc.	8,400	540
	Spectrum Brands Holdings Inc.	7,123	514
	Fresh Del Monte Produce Inc.	10,395	511
	WD-40 Co.	3,800	501
	Callaway Golf Co.	28,097	485
*	G-III Apparel Group Ltd.	13,100	478
	ACCO Brands Corp.	39,442	475
*	Meritage Homes Corp.	10,500	467
*,^	iRobot Corp.	7,900	461

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	B&G Foods Inc.	20,100	457
	Interface Inc. Class A	20,700	455
	HNI Corp.	13,300	444
*	USANA Health Sciences Inc.	4,100	433
*	American Axle & Manufacturing Holdings Inc.	26,643	409
	Cosan Ltd.	40,372	407
	Steelcase Inc. Class A	30,400	403
*	Gentherm Inc.	11,700	395
	Oxford Industries Inc.	4,900	377
	La-Z-Boy Inc.	12,900	372
	Schweitzer-Mauduit International Inc.	9,400	367
*	LGI Homes Inc.	5,300	367
	Knoll Inc.	18,400	351
*	Cal-Maine Foods Inc.	7,200	351
	Universal Corp.	7,374	347
*	Pilgrim's Pride Corp.	16,000	346
*	Vista Outdoor Inc.	20,262	339
	National Beverage Corp.	3,800	336
*	Avon Products Inc.	132,425	335
*	Central Garden & Pet Co. Class A	9,400	334
	Cooper Tire & Rubber Co.	13,500	330
	Winnebago Industries Inc.	8,200	311
*	Sleep Number Corp.	10,900	309
*	Crocs Inc.	19,100	302
*	Hostess Brands Inc. Class A	21,200	298
	Andersons Inc.	9,050	295
*	Modine Manufacturing Co.	17,100	294
*,^	Fitbit Inc. Class A	52,600	292
	Camping World Holdings Inc. Class A	9,700	278
	Briggs & Stratton Corp.	13,800	249
*	Adecoagro SA	30,400	235
	Nutrisystem Inc.	7,900	229
	Superior Industries International Inc.	16,849	222
	Coca-Cola Bottling Co. Consolidated	1,300	219
	Tootsie Roll Industries Inc.	7,097	203
	Dean Foods Co.	21,150	182
	National Presto Industries Inc.	1,600	153
	Ethan Allen Interiors Inc.	6,700	148
*,^	GoPro Inc. Class A	26,403	134
	Caesarstone Ltd.	5,400	100
	Lennar Corp. Class B	405	17
			693,865
Consumer Services (6.8%)
*	Amazon.com Inc.	126,768	198,535
	Home Depot Inc.	371,040	68,568
	Walt Disney Co.	473,025	47,459
	Comcast Corp. Class A	1,468,681	46,102
	McDonald's Corp.	251,135	42,050
*	Netflix Inc.	128,982	40,302
	Walmart Inc.	451,910	39,976
*	Booking Holdings Inc.	15,470	33,694
	Costco Wholesale Corp.	137,691	27,147
	Starbucks Corp.	431,573	24,846
	Time Warner Inc.	243,917	23,123
	CVS Health Corp.	320,960	22,413
	Lowe's Cos. Inc.	262,903	21,671
	Walgreens Boots Alliance Inc.	269,003	17,875
	TJX Cos. Inc.	200,824	17,040
*	Charter Communications Inc. Class A	55,714	15,115
	Marriott International Inc. Class A	96,164	13,144
	Target Corp.	171,613	12,459
	Twenty-First Century Fox Inc. Class A	320,294	11,710
*	eBay Inc.	296,416	11,228
	McKesson Corp.	64,665	10,101

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Ross Stores Inc.	118,073	9,546
	Sysco Corp.	150,284	9,399
	Yum! Brands Inc.	105,209	9,164
	Las Vegas Sands Corp.	114,912	8,426
	Dollar General Corp.	85,325	8,236
	Carnival Corp.	127,448	8,037
	Kroger Co.	278,445	7,014
*	Dollar Tree Inc.	72,093	6,913
	Hilton Worldwide Holdings Inc.	85,954	6,777
*	O'Reilly Automotive Inc.	26,226	6,716
	Cardinal Health Inc.	98,753	6,337
	Best Buy Co. Inc.	78,974	6,044
	Royal Caribbean Cruises Ltd.	54,242	5,868
*	Liberty Global plc	190,930	5,556
	Twenty-First Century Fox Inc.	152,733	5,509
*	AutoZone Inc.	8,642	5,397
	Omnicom Group Inc.	72,837	5,365
	CBS Corp. Class B	105,378	5,185
	Yum China Holdings Inc.	117,440	5,022
	MGM Resorts International	156,168	4,907
	Wynn Resorts Ltd.	24,882	4,633
*	Ulta Beauty Inc.	18,229	4,574
	AmerisourceBergen Corp. Class A	49,788	4,510
	Expedia Group Inc.	38,209	4,399
	MercadoLibre Inc.	12,763	4,334
	Nielsen Holdings plc	115,122	3,621
	Darden Restaurants Inc.	38,232	3,550
	Wyndham Worldwide Corp.	30,398	3,472
*	CarMax Inc.	55,277	3,455
	Tiffany & Co.	33,055	3,399
	Viacom Inc. Class B	110,214	3,324
*	Norwegian Cruise Line Holdings Ltd.	61,531	3,290
*	Qurate Retail Group Inc. QVC Group Class A	139,659	3,269
	Domino's Pizza Inc.	13,400	3,239
*	Chipotle Mexican Grill Inc. Class A	7,650	3,238
	Kohl's Corp.	51,504	3,199
*	Copart Inc.	62,300	3,182
	Macy's Inc.	96,448	2,997
	Delta Air Lines Inc.	56,365	2,943
^	Sirius XM Holdings Inc.	447,440	2,832
*	Burlington Stores Inc.	20,762	2,821
	Vail Resorts Inc.	12,289	2,818
	Interpublic Group of Cos. Inc.	118,707	2,800
	Aramark	74,388	2,781
*	GrubHub Inc.	26,900	2,721
*	Discovery Communications Inc.	119,207	2,649
	Tractor Supply Co.	38,500	2,618
	L Brands Inc.	74,307	2,594
	Advance Auto Parts Inc.	21,802	2,495
	Southwest Airlines Co.	47,036	2,485
*	Liberty Media Corp-Liberty SiriusXM C	56,641	2,360
*	DISH Network Corp. Class A	69,560	2,334
	FactSet Research Systems Inc.	11,900	2,250
	KAR Auction Services Inc.	41,404	2,153
	Gap Inc.	73,109	2,138
*	ServiceMaster Global Holdings Inc.	41,198	2,085
	Service Corp. International	53,900	1,968
	News Corp. Class A	122,470	1,957
	Nordstrom Inc.	36,335	1,837
*	Liberty Global plc Class A	59,194	1,784
	H&R Block Inc.	64,142	1,774
*	Live Nation Entertainment Inc.	43,600	1,721
	Dunkin' Brands Group Inc.	27,618	1,684
*	Bright Horizons Family Solutions Inc.	17,737	1,683

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Liberty Media Corp-Liberty Formula One	55,715	1,645
	Foot Locker Inc.	37,133	1,600
	American Airlines Group Inc.	36,766	1,578
*	United Continental Holdings Inc.	22,800	1,540
	Chemed Corp.	4,800	1,479
*	Grand Canyon Education Inc.	14,200	1,477
	Rollins Inc.	29,450	1,429
	Sabre Corp.	67,254	1,388
*	Madison Square Garden Co. Class A	5,633	1,369
	Dun & Bradstreet Corp.	11,330	1,306
	Cinemark Holdings Inc.	32,600	1,277
	Williams-Sonoma Inc.	26,700	1,276
	Texas Roadhouse Inc. Class A	19,900	1,275
	Six Flags Entertainment Corp.	19,800	1,252
*	TripAdvisor Inc.	33,168	1,241
	Casey's General Stores Inc.	12,600	1,217
*	Hilton Grand Vacations Inc.	27,960	1,202
*	Five Below Inc.	17,000	1,200
	Extended Stay America Inc.	58,959	1,154
*	Yelp Inc. Class A	25,677	1,152
*	Avis Budget Group Inc.	23,200	1,146
*	Stamps.com Inc.	5,000	1,139
	Churchill Downs Inc.	4,098	1,125
*	Liberty Media Corp-Liberty SiriusXM A	26,933	1,125
*	Etsy Inc.	37,000	1,108
*	Discovery Communications Inc. Class A	46,241	1,094
	Hyatt Hotels Corp. Class A	14,094	1,083
	ILG Inc.	31,138	1,063
*	Urban Outfitters Inc.	26,317	1,060
	Dolby Laboratories Inc. Class A	17,600	1,053
*	Sprouts Farmers Market Inc.	41,694	1,044
	American Eagle Outfitters Inc.	49,243	1,018
*	Performance Food Group Co.	31,152	1,011
*	Ollie's Bargain Outlet Holdings Inc.	16,200	1,008
*	Planet Fitness Inc. Class A	24,200	975
*	Beacon Roofing Supply Inc.	19,644	962
	Cracker Barrel Old Country Store Inc.	5,800	955
*	Scientific Games Corp.	17,881	953
*	AutoNation Inc.	20,366	941
	Nexstar Media Group Inc. Class A	15,086	939
	International Game Technology plc	33,128	937
	Wendy's Co.	54,528	913
	Boyd Gaming Corp.	27,100	900
	New York Times Co. Class A	38,300	898
	Jack in the Box Inc.	10,000	897
	Dick's Sporting Goods Inc.	26,800	887
	Cable One Inc.	1,392	884
	Hillenbrand Inc.	19,000	881
	John Wiley & Sons Inc. Class A	13,100	864
*	Adtalem Global Education Inc.	18,036	859
	Tribune Media Co. Class A	21,900	828
*	Shutterfly Inc.	10,100	817
	Aaron's Inc.	19,300	806
	Travelport Worldwide Ltd.	46,400	795
	Signet Jewelers Ltd.	20,400	793
	Marriott Vacations Worldwide Corp.	6,463	792
	Cheesecake Factory Inc.	14,900	774
*	SiteOne Landscape Supply Inc.	11,100	760
*	Sally Beauty Holdings Inc.	43,100	745
	Bed Bath & Beyond Inc.	42,600	744
	Choice Hotels International Inc.	9,200	736
*	Liberty Expedia Holdings Inc. Class A	17,881	730
*	Penn National Gaming Inc.	23,900	724
*	AMC Networks Inc. Class A	13,734	714

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	United Natural Foods Inc.	15,833	713
*	Liberty Media Corp-Liberty Formula One Class A	24,471	688
*	Chegg Inc.	29,600	687
	Bloomin' Brands Inc.	28,935	685
*	Acxiom Corp.	26,200	681
	Lithia Motors Inc. Class A	7,100	681
	Graham Holdings Co. Class B	1,099	663
*	Cars.com Inc.	22,892	652
	TEGNA Inc.	61,377	649
	Children's Place Inc.	5,000	638
	Sinclair Broadcast Group Inc. Class A	22,465	637
	Meredith Corp.	12,200	632
	Red Rock Resorts Inc. Class A	20,700	625
	Morningstar Inc.	5,600	608
	Alaska Air Group Inc.	9,300	604
	Lions Gate Entertainment Corp. Class B	26,185	603
*	Sotheby's	11,300	597
*	RH	6,200	592
*	Michaels Cos. Inc.	31,512	587
*	Eldorado Resorts Inc.	14,332	580
*	Murphy USA Inc.	9,130	571
*,^	Rite Aid Corp.	340,000	568
	Scholastic Corp.	13,700	567
*	Weight Watchers International Inc.	8,000	560
	Lions Gate Entertainment Corp. Class A	22,293	555
	Brinker International Inc.	12,700	554
	News Corp. Class B	33,640	547
	PriceSmart Inc.	6,200	543
	Monro Inc.	9,300	520
	Abercrombie & Fitch Co.	20,080	514
*	Dave & Buster's Entertainment Inc.	12,000	510
^	Papa John's International Inc.	8,200	508
	Big Lots Inc.	11,800	501
	Tailored Brands Inc.	15,500	489
*	Groupon Inc. Class A	105,300	489
	AMERCO	1,446	488
*	Liberty Latin America Ltd.	26,819	484
*	La Quinta Holdings Inc.	24,606	481
	DSW Inc. Class A	21,420	478
	Caleres Inc.	14,400	471
*	Pinnacle Entertainment Inc.	14,500	466
	GameStop Corp. Class A	34,016	464
	Strayer Education Inc.	4,300	452
*	Caesars Entertainment Corp.	39,725	451
	Dine Brands Global Inc.	5,500	436
*	JetBlue Airways Corp.	22,312	428
	BJ's Restaurants Inc.	7,600	424
*	MakeMyTrip Ltd.	11,500	424
	Capella Education Co.	4,500	413
*,^	Pandora Media Inc.	73,500	412
	Penske Automotive Group Inc.	9,100	410
	Matthews International Corp. Class A	8,319	409
*	Liberty Latin America Ltd. Class A	22,191	408
	Guess? Inc.	17,200	401
	Group 1 Automotive Inc.	6,100	399
*	Herc Holdings Inc.	7,460	393
*	Rush Enterprises Inc. Class A	9,500	388
*	Hertz Global Holdings Inc.	17,581	385
	Chico's FAS Inc.	38,400	381
*	MSG Networks Inc.	18,400	377
*	IMAX Corp.	14,500	336
*	Diplomat Pharmacy Inc.	15,336	334
	Gannett Co. Inc.	34,388	333
	Dillard's Inc. Class A	4,400	328

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Core-Mark Holding Co. Inc.	15,700	324
*	Belmond Ltd. Class A	30,100	322
*	SeaWorld Entertainment Inc.	20,900	315
	Office Depot Inc.	135,767	311
*	Asbury Automotive Group Inc.	4,600	308
	New Media Investment Group Inc.	18,369	305
	International Speedway Corp. Class A	7,200	296
	Sonic Corp.	10,700	277
*,^	JC Penney Co. Inc.	93,534	272
*	Red Robin Gourmet Burgers Inc.	4,300	268
*	Genesco Inc.	5,900	252
*	Fiesta Restaurant Group Inc.	11,500	241
*	Regis Corp.	15,400	241
	EW Scripps Co. Class A	21,600	240
	Copa Holdings SA Class A	2,000	234
*	iQIYI Inc. ADR	12,235	221
	SpartanNash Co.	11,600	211
*	Houghton Mifflin Harcourt Co.	30,800	209
	Sonic Automotive Inc. Class A	10,200	202
*	Liberty TripAdvisor Holdings Inc. Class A	21,067	194
*	TrueCar Inc.	19,300	191
	Weis Markets Inc.	3,900	179
*	Liberty Media Corp-Liberty Braves Class C	7,918	174
*	Lumber Liquidators Holdings Inc.	7,100	171
*	Express Inc.	20,600	161
	Hawaiian Holdings Inc.	3,900	161
	Allegiant Travel Co. Class A	1,000	160
	SUPERVALU Inc.	9,113	160
	Buckle Inc.	6,500	150
*	Spirit Airlines Inc.	4,100	146
*,^	Xunlei Ltd. ADR	11,200	145
*	Biglari Holdings Inc.	405	139
	Finish Line Inc. Class A	10,200	138
*	Lands' End Inc.	6,891	133
*	Barnes & Noble Education Inc.	18,024	130
	National CineMedia Inc.	22,400	128
*	Liberty Media Corp-Liberty Braves Class A	5,408	119
	Rent-A-Center Inc.	11,100	112
*	GNC Holdings Inc. Class A	30,900	110
	Speedway Motorsports Inc.	5,653	100
	Barnes & Noble Inc.	13,300	74
	Pier 1 Imports Inc.	15,000	33
	Entercom Communications Corp. Class A	398	4
			1,114,596
Financials (10.4%)
	JPMorgan Chase & Co.	1,093,454	118,946
	Bank of America Corp.	3,011,263	90,097
*	Berkshire Hathaway Inc. Class B	435,771	84,422
	Visa Inc. Class A	579,461	73,522
	Wells Fargo & Co.	1,392,619	72,360
	Citigroup Inc.	809,153	55,241
	Mastercard Inc. Class A	291,884	52,034
*,^	Berkshire Hathaway Inc. Class A	111	32,262
	Goldman Sachs Group Inc.	111,672	26,615
	US Bancorp	492,549	24,849
	American Express Co.	228,140	22,529
	PNC Financial Services Group Inc.	150,527	21,918
	Morgan Stanley	406,384	20,978
	Charles Schwab Corp.	375,006	20,880
	BlackRock Inc.	39,438	20,567
	Chubb Ltd.	146,651	19,896
	American Tower Corp.	133,881	18,256
	Bank of New York Mellon Corp.	312,004	17,007
	CME Group Inc.	107,161	16,897

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	American International Group Inc.	284,236	15,917
	Simon Property Group Inc.	99,375	15,536
	S&P Global Inc.	80,301	15,145
	Prudential Financial Inc.	133,238	14,166
	Capital One Financial Corp.	150,475	13,636
	MetLife Inc.	285,334	13,602
	Intercontinental Exchange Inc.	181,887	13,180
	Marsh & McLennan Cos. Inc.	160,618	13,090
	BB&T Corp.	246,741	13,028
	Crown Castle International Corp.	127,587	12,870
	State Street Corp.	115,858	11,560
	Travelers Cos. Inc.	86,184	11,342
	Aon plc	78,288	11,154
	Progressive Corp.	183,114	11,040
	Allstate Corp.	112,402	10,995
	Aflac Inc.	240,456	10,958
	Prologis Inc.	165,202	10,723
	Equinix Inc.	24,281	10,217
	SunTrust Banks Inc.	146,993	9,819
	Public Storage	47,397	9,564
	Weyerhaeuser Co.	233,718	8,596
	T. Rowe Price Group Inc.	75,144	8,553
	Moody's Corp.	52,482	8,513
	M&T Bank Corp.	44,816	8,169
	Discover Financial Services	114,264	8,141
	Synchrony Financial	241,439	8,009
	Fifth Third Bancorp	219,553	7,283
	Northern Trust Corp.	68,049	7,264
	Equity Residential	115,842	7,149
	AvalonBay Communities Inc.	43,703	7,124
	Digital Realty Trust Inc.	63,771	6,740
	KeyCorp	337,939	6,732
	Regions Financial Corp.	357,967	6,694
	Ameriprise Financial Inc.	46,148	6,470
	Citizens Financial Group Inc.	154,440	6,408
	Welltower Inc.	117,555	6,282
	Boston Properties Inc.	49,279	5,983
	Hartford Financial Services Group Inc.	111,002	5,976
*	IHS Markit Ltd.	120,270	5,909
*	SBA Communications Corp. Class A	36,308	5,818
	Ventas Inc.	111,998	5,759
	Willis Towers Watson plc	38,750	5,755
	TD Ameritrade Holding Corp.	92,909	5,397
	Comerica Inc.	55,379	5,238
	Huntington Bancshares Inc.	342,843	5,112
*	E*TRADE Financial Corp.	83,980	5,096
	Essex Property Trust Inc.	20,717	4,966
	Principal Financial Group Inc.	83,353	4,936
*	SVB Financial Group	16,456	4,930
*	Markel Corp.	4,316	4,877
	Lincoln National Corp.	68,516	4,840
	First Republic Bank	50,759	4,714
	Realty Income Corp.	92,039	4,649
	Host Hotels & Resorts Inc.	232,970	4,557
	Loews Corp.	86,829	4,555
	XL Group Ltd.	79,410	4,414
	Equifax Inc.	39,297	4,403
*	CBRE Group Inc. Class A	92,830	4,206
	MSCI Inc. Class A	28,011	4,197
	Alexandria Real Estate Equities Inc.	33,053	4,117
	Arthur J Gallagher & Co.	57,140	3,999
	GGP Inc.	191,921	3,836
	Annaly Capital Management Inc.	369,708	3,834
	Raymond James Financial Inc.	41,879	3,759

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Cboe Global Markets Inc.	34,840	3,720
	Ally Financial Inc.	142,289	3,714
	Invesco Ltd.	128,157	3,713
	Vornado Realty Trust	52,762	3,589
	Franklin Resources Inc.	103,606	3,485
	Cincinnati Financial Corp.	48,137	3,386
	HCP Inc.	144,015	3,364
	Extra Space Storage Inc.	37,300	3,342
	Unum Group	68,243	3,302
	Zions Bancorporation	59,896	3,279
	Mid-America Apartment Communities Inc.	34,782	3,181
	Reinsurance Group of America Inc. Class A	21,200	3,167
	Nasdaq Inc.	35,800	3,162
*	Arch Capital Group Ltd.	38,416	3,078
	FNF Group	83,264	3,067
	Torchmark Corp.	34,925	3,029
	Everest Re Group Ltd.	12,746	2,966
	Duke Realty Corp.	109,152	2,958
	UDR Inc.	81,487	2,946
	East West Bancorp Inc.	44,100	2,938
	Iron Mountain Inc.	86,448	2,934
	Voya Financial Inc.	55,181	2,889
	Affiliated Managers Group Inc.	16,983	2,800
	Western Union Co.	140,300	2,771
	SL Green Realty Corp.	27,959	2,733
	Regency Centers Corp.	45,783	2,694
	Alleghany Corp.	4,547	2,613
	Federal Realty Investment Trust	22,350	2,589
	SEI Investments Co.	40,617	2,568
	Jones Lang LaSalle Inc.	15,100	2,560
	Macerich Co.	42,646	2,457
	American Financial Group Inc.	21,500	2,434
	Camden Property Trust	27,907	2,383
	MarketAxess Holdings Inc.	11,600	2,304
	Equity LifeStyle Properties Inc.	25,500	2,274
	AGNC Investment Corp.	119,930	2,269
	WR Berkley Corp.	29,176	2,175
*	Liberty Broadband Corp.	30,644	2,172
	CIT Group Inc.	40,233	2,130
	Kilroy Realty Corp.	29,618	2,123
	Gaming and Leisure Properties Inc.	61,662	2,113
*	Signature Bank	16,600	2,111
	Invitation Homes Inc.	89,854	2,079
	WP Carey Inc.	32,443	2,071
	VEREIT Inc.	299,378	2,036
	PacWest Bancorp	38,998	1,998
	Cullen/Frost Bankers Inc.	17,300	1,980
	Lazard Ltd. Class A	36,000	1,959
	People's United Financial Inc.	105,224	1,925
	Janus Henderson Group plc	60,341	1,906
	Sun Communities Inc.	20,300	1,905
	Synovus Financial Corp.	36,385	1,902
	Eaton Vance Corp.	34,900	1,898
*	Black Knight Inc.	38,806	1,888
	DCT Industrial Trust Inc.	28,725	1,883
	Kimco Realty Corp.	126,626	1,837
	Brown & Brown Inc.	67,256	1,831
	Douglas Emmett Inc.	49,000	1,826
	Liberty Property Trust	42,798	1,790
^	National Retail Properties Inc.	46,905	1,784
	New Residential Investment Corp.	101,427	1,773
*	Western Alliance Bancorp	29,900	1,763
*	Athene Holding Ltd. Class A	35,921	1,760
	Bank of the Ozarks	37,437	1,752

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	New York Community Bancorp Inc.	146,898	1,745
	STORE Capital Corp.	67,481	1,703
	Commerce Bancshares Inc.	26,763	1,700
	Webster Financial Corp.	28,100	1,691
	First American Financial Corp.	33,000	1,687
*,^	Zillow Group Inc.	34,713	1,683
	RenaissanceRe Holdings Ltd.	12,231	1,664
	Lamar Advertising Co. Class A	26,027	1,658
	Validus Holdings Ltd.	24,265	1,644
	LPL Financial Holdings Inc.	27,100	1,641
	First Horizon National Corp.	89,458	1,637
	Starwood Property Trust Inc.	76,805	1,610
	CubeSmart	54,300	1,599
	Cousins Properties Inc.	179,422	1,595
	Umpqua Holdings Corp.	67,633	1,593
	Park Hotels & Resorts Inc.	54,924	1,581
	Interactive Brokers Group Inc.	21,300	1,580
	Omega Healthcare Investors Inc.	60,359	1,568
	American Campus Communities Inc.	39,900	1,560
	CyrusOne Inc.	29,087	1,559
	Hudson Pacific Properties Inc.	47,415	1,559
	Apartment Investment & Management Co.	38,357	1,557
	Healthcare Trust of America Inc. Class A	62,290	1,557
	Sterling Bancorp	65,112	1,546
	Old Republic International Corp.	75,267	1,535
	Wintrust Financial Corp.	17,000	1,521
*	Howard Hughes Corp.	11,224	1,519
	American Homes 4 Rent Class A	74,320	1,501
*	Texas Capital Bancshares Inc.	15,200	1,499
	Forest City Realty Trust Inc. Class A	74,582	1,496
	Axis Capital Holdings Ltd.	25,362	1,489
	Assurant Inc.	16,038	1,489
	Hanover Insurance Group Inc.	12,900	1,482
	Popular Inc.	31,898	1,477
	Rayonier Inc.	39,400	1,465
*	SLM Corp.	127,578	1,465
	Prosperity Bancshares Inc.	20,400	1,464
*	Brighthouse Financial Inc.	28,669	1,456
*	GCI Liberty Inc. - Class A	32,383	1,444
	Pinnacle Financial Partners Inc.	22,261	1,426
	Medical Properties Trust Inc.	111,221	1,421
	Brixmor Property Group Inc.	94,657	1,409
	Highwoods Properties Inc.	31,300	1,378
	Chemical Financial Corp.	24,198	1,328
	Primerica Inc.	13,600	1,316
	Assured Guaranty Ltd.	35,800	1,299
	Associated Banc-Corp	48,763	1,290
	Hancock Holding Co.	25,800	1,260
	TCF Financial Corp.	50,188	1,246
	Hospitality Properties Trust	49,568	1,233
	FirstCash Inc.	14,196	1,231
	BankUnited Inc.	31,001	1,228
	Home BancShares Inc.	51,587	1,199
	Life Storage Inc.	13,507	1,195
	FNB Corp.	91,625	1,191
	Evercore Inc. Class A	11,700	1,185
	Stifel Financial Corp.	20,300	1,183
	IBERIABANK Corp.	15,406	1,155
	Navient Corp.	87,067	1,155
*	Credit Acceptance Corp.	3,483	1,152
	CoreSite Realty Corp.	11,000	1,145
*	MGIC Investment Corp.	112,900	1,131
	Senior Housing Properties Trust	72,303	1,126
	Gramercy Property Trust	47,796	1,123

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	LaSalle Hotel Properties	37,700	1,115
	RLJ Lodging Trust	53,065	1,102
	Apple Hospitality REIT Inc.	61,000	1,097
	Spirit Realty Capital Inc.	136,199	1,096
	CNO Financial Group Inc.	50,800	1,089
	Sabra Health Care REIT Inc.	58,767	1,076
	EPR Properties	19,300	1,062
	Colony NorthStar Inc. Class A	173,586	1,061
*	HealthEquity Inc.	16,100	1,057
	MB Financial Inc.	24,700	1,053
	Sunstone Hotel Investors Inc.	66,789	1,042
	Ryman Hospitality Properties Inc.	13,237	1,038
	United Bankshares Inc.	30,481	1,035
	Legg Mason Inc.	26,007	1,032
	Realogy Holdings Corp.	41,590	1,032
	Glacier Bancorp Inc.	27,800	1,029
	BGC Partners Inc. Class A	75,984	1,015
	UMB Financial Corp.	13,200	1,011
	Investors Bancorp Inc.	75,431	1,009
*	Equity Commonwealth	32,200	998
	Weingarten Realty Investors	36,300	997
	First Citizens BancShares Inc. Class A	2,300	994
	White Mountains Insurance Group Ltd.	1,145	991
	First Industrial Realty Trust Inc.	31,651	985
	Chimera Investment Corp.	56,020	980
	Bank of Hawaii Corp.	11,600	977
	Selective Insurance Group Inc.	16,500	977
	Taubman Centers Inc.	17,213	964
	Blackstone Mortgage Trust Inc. Class A	31,197	962
	EastGroup Properties Inc.	10,700	961
	Radian Group Inc.	67,100	960
	JBG SMITH Properties	25,864	954
	PotlatchDeltic Corp.	18,263	947
	First Financial Bankshares Inc.	18,800	932
	First Financial Bancorp	29,462	912
	Healthcare Realty Trust Inc.	32,600	907
	Paramount Group Inc.	63,100	905
	Physicians Realty Trust	60,384	902
	GEO Group Inc.	39,698	893
	Washington Federal Inc.	28,100	892
	Corporate Office Properties Trust	32,410	892
	MFA Financial Inc.	118,500	891
	Great Western Bancorp Inc.	21,400	880
*	Green Dot Corp. Class A	14,426	877
	Valley National Bancorp	68,684	862
	Two Harbors Investment Corp.	56,150	857
	South State Corp.	9,895	856
	Uniti Group Inc.	47,178	850
	RLI Corp.	13,300	842
	Financial Engines Inc.	18,785	839
*	Essent Group Ltd.	24,900	821
	Santander Consumer USA Holdings Inc.	44,200	815
	Rexford Industrial Realty Inc.	26,500	810
	Cathay General Bancorp	20,200	808
	American Equity Investment Life Holding Co.	26,484	800
	Columbia Property Trust Inc.	36,900	788
	Fulton Financial Corp.	46,500	786
	Columbia Banking System Inc.	19,437	782
	STAG Industrial Inc.	31,708	779
	Bank of NT Butterfield & Son Ltd.	16,400	778
	Kemper Corp.	11,500	776
	BancorpSouth Bank	23,300	770
	Pebblebrook Hotel Trust	21,960	768
	ProAssurance Corp.	16,216	767

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Aspen Insurance Holdings Ltd.	18,000	764
	Federated Investors Inc. Class B	28,779	762
	Brandywine Realty Trust	46,164	744
*	Blackhawk Network Holdings Inc.	16,508	741
	Community Bank System Inc.	13,160	740
	CoreCivic Inc.	36,607	738
	Renasant Corp.	16,289	737
	Simmons First National Corp. Class A	24,352	735
	Outfront Media Inc.	39,015	732
*,^	BofI Holding Inc.	18,100	729
	National Health Investors Inc.	10,600	724
*	Enstar Group Ltd.	3,432	721
*	Zillow Group Inc. Class A	14,863	719
*	Quality Care Properties Inc.	32,525	715
*	OneMain Holdings Inc.	22,852	705
	BOK Financial Corp.	7,000	705
*	Liberty Broadband Corp. Class A	9,951	701
	Retail Properties of America Inc.	60,400	697
	Piedmont Office Realty Trust Inc. Class A	38,700	694
	DDR Corp.	95,500	692
	Education Realty Trust Inc.	20,817	685
	Apollo Commercial Real Estate Finance Inc.	37,500	676
	Terreno Realty Corp.	18,100	672
	Independent Bank Corp.	9,300	672
	Acadia Realty Trust	27,900	658
	Xenia Hotels & Resorts Inc.	31,600	651
	Kennedy-Wilson Holdings Inc.	34,153	647
	First Midwest Bancorp Inc.	26,200	637
	Old National Bancorp	36,746	632
	Washington REIT	21,600	620
	Boston Private Financial Holdings Inc.	38,500	618
	Tanger Factory Outlet Centers Inc.	27,900	612
	PS Business Parks Inc.	5,300	611
	DiamondRock Hospitality Co.	54,700	604
	Union Bankshares Corp.	15,894	601
	United Community Banks Inc.	18,800	600
	CVB Financial Corp.	27,100	600
	Argo Group International Holdings Ltd.	10,183	595
	Retail Opportunity Investments Corp.	34,600	595
	Empire State Realty Trust Inc.	34,011	592
	Trustmark Corp.	18,900	592
	Mack-Cali Realty Corp.	34,400	591
	Ameris Bancorp	11,400	589
	Hope Bancorp Inc.	33,654	582
	Urban Edge Properties	28,274	582
	International Bancshares Corp.	14,400	573
	Westamerica Bancorporation	9,900	553
*	FCB Financial Holdings Inc. Class A	9,400	543
	Summit Hotel Properties Inc.	37,496	543
	WesBanco Inc.	12,213	535
	Hilltop Holdings Inc.	23,832	534
	LTC Properties Inc.	14,700	531
	LegacyTexas Financial Group Inc.	12,700	522
	Lexington Realty Trust	64,400	518
	Towne Bank	17,100	511
	Moelis & Co. Class A	9,500	511
	Banner Corp.	8,800	505
*	Eagle Bancorp Inc.	8,600	505
	Government Properties Income Trust	40,320	504
	Horace Mann Educators Corp.	11,200	501
*	LendingTree Inc.	2,100	501
	Invesco Mortgage Capital Inc.	30,800	500
	Walker & Dunlop Inc.	8,700	497
	American Assets Trust Inc.	14,800	497

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	PRA Group Inc.	13,900	495
	Global Net Lease Inc.	26,400	491
	First Commonwealth Financial Corp.	31,800	481
	ServisFirst Bancshares Inc.	11,400	478
	QTS Realty Trust Inc. Class A	13,500	478
*	Pacific Premier Bancorp Inc.	12,000	477
	Infinity Property & Casualty Corp.	3,600	475
	Berkshire Hills Bancorp Inc.	12,400	471
	First Merchants Corp.	10,900	470
	Chesapeake Lodging Trust	15,700	464
	Northwest Bancshares Inc.	27,800	461
	Alexander & Baldwin Inc.	19,360	443
	Provident Financial Services Inc.	16,900	441
	WSFS Financial Corp.	8,800	441
	Hersha Hospitality Trust Class A	23,475	441
*	Genworth Financial Inc. Class A	159,274	440
	CNA Financial Corp.	8,700	439
	Capitol Federal Financial Inc.	35,200	439
	Kearny Financial Corp.	30,993	435
	Waddell & Reed Financial Inc. Class A	21,400	433
	Four Corners Property Trust Inc.	18,987	430
	NBT Bancorp Inc.	11,743	429
*	HRG Group Inc.	37,425	421
	NRG Yield Inc.	23,196	413
	Universal Health Realty Income Trust	6,817	409
	First Financial Corp.	9,548	408
	Heartland Financial USA Inc.	7,600	408
	HFF Inc. Class A	11,500	404
	First Hawaiian Inc.	14,600	402
	S&T Bancorp Inc.	9,300	397
	City Holding Co.	5,500	394
	Ramco-Gershenson Properties Trust	32,900	393
	National General Holdings Corp.	15,000	387
	Stock Yards Bancorp Inc.	10,137	380
	TFS Financial Corp.	25,300	377
*	Cannae Holdings Inc.	18,171	375
	Capstead Mortgage Corp.	42,600	375
	Community Trust Bancorp Inc.	7,776	373
	Navigators Group Inc.	6,500	367
	Washington Trust Bancorp Inc.	6,600	366
	Kite Realty Group Trust	24,700	364
	NorthStar Realty Europe Corp.	25,015	363
	Artisan Partners Asset Management Inc. Class A	11,200	360
	Sandy Spring Bancorp Inc.	9,067	359
	Employers Holdings Inc.	8,700	356
	Urstadt Biddle Properties Inc. Class A	17,557	349
	AmTrust Financial Services Inc.	26,820	346
	Brookline Bancorp Inc.	20,647	343
	Investors Real Estate Trust	63,400	338
*	First BanCorp	46,800	338
	Franklin Street Properties Corp.	43,300	337
	Independent Bank Group Inc.	4,700	336
	Flushing Financial Corp.	12,745	330
*	Third Point Reinsurance Ltd.	24,804	330
	Select Income REIT	17,289	328
	American National Insurance Co.	2,700	326
	Piper Jaffray Cos.	4,600	322
	Washington Prime Group Inc.	49,471	320
	Getty Realty Corp.	12,711	318
	InfraREIT Inc.	14,780	315
	Redwood Trust Inc.	20,480	314
	Mercury General Corp.	6,755	309
*	iStar Inc.	30,400	308
*	BrightSphere Investment Group plc	20,000	303

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Safety Insurance Group Inc.	3,784	303
	United Fire Group Inc.	5,994	301
	Beneficial Bancorp Inc.	18,649	296
	WisdomTree Investments Inc.	27,800	294
	Nelnet Inc. Class A	5,500	290
	Oritani Financial Corp.	18,863	289
*	LendingClub Corp.	106,200	286
*	Encore Capital Group Inc.	6,200	277
	PennyMac Mortgage Investment Trust	15,600	274
	Anworth Mortgage Asset Corp.	57,900	274
	FBL Financial Group Inc. Class A	3,500	272
	1st Source Corp.	5,130	267
	CYS Investments Inc.	37,000	265
	Saul Centers Inc.	5,532	265
	BancFirst Corp.	4,600	263
*	MBIA Inc.	30,300	258
*	St. Joe Co.	14,933	258
	TrustCo Bank Corp. NY	29,706	254
	ARMOUR Residential REIT Inc.	11,012	249
	Republic Bancorp Inc. Class A	5,700	240
	Alexander's Inc.	600	236
	Cohen & Steers Inc.	5,800	233
*	Flagstar Bancorp Inc.	6,600	228
	RMR Group Inc. Class A	3,063	228
	Pennsylvania REIT	22,214	215
	CBL & Associates Properties Inc.	49,800	208
	State Auto Financial Corp.	6,500	203
	Ashford Hospitality Trust Inc.	26,806	184
	Virtus Investment Partners Inc.	1,528	176
	Dime Community Bancshares Inc.	8,800	174
	New Senior Investment Group Inc.	20,051	173
	Maiden Holdings Ltd.	21,100	161
*	Greenlight Capital Re Ltd. Class A	10,300	160
	Investment Technology Group Inc.	7,400	150
*	Marcus & Millichap Inc.	3,300	113
*	Nationstar Mortgage Holdings Inc.	6,104	110
	Front Yard Residential Corp.	10,800	106
	Greenhill & Co. Inc.	5,100	104
	NRG Yield Inc. Class A	5,100	90
	Granite Point Mortgage Trust Inc.	4,381	73
*	Forestar Group Inc.	932	20
	Park National Corp.	100	11
	Tompkins Financial Corp.	63	5
			1,697,606
Health Care (6.4%)
	Johnson & Johnson	849,067	107,398
	UnitedHealth Group Inc.	301,843	71,356
	Pfizer Inc.	1,885,051	69,012
	Merck & Co. Inc.	860,605	50,664
	AbbVie Inc.	503,041	48,569
	Amgen Inc.	227,229	39,647
	Medtronic plc	427,060	34,220
	Abbott Laboratories	534,191	31,052
	Gilead Sciences Inc.	409,562	29,583
	Bristol-Myers Squibb Co.	519,204	27,066
	Thermo Fisher Scientific Inc.	125,791	26,460
	Eli Lilly & Co.	306,122	24,817
*	Celgene Corp.	235,243	20,490
	Anthem Inc.	81,311	19,189
	Becton Dickinson and Co.	82,676	19,170
*	Biogen Inc.	66,993	18,329
	Stryker Corp.	107,804	18,264
	Aetna Inc.	100,335	17,965
	Allergan plc	105,543	16,217

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Intuitive Surgical Inc.	35,038	15,444
*	Express Scripts Holding Co.	177,444	13,432
	Zoetis Inc.	153,323	12,799
	Cigna Corp.	73,952	12,706
	Humana Inc.	42,993	12,648
*	Boston Scientific Corp.	428,547	12,308
*	Vertex Pharmaceuticals Inc.	79,857	12,231
*	Illumina Inc.	45,605	10,988
	Baxter International Inc.	156,043	10,845
	HCA Healthcare Inc.	88,556	8,478
*	Edwards Lifesciences Corp.	65,351	8,323
*	Alexion Pharmaceuticals Inc.	67,165	7,901
*	Regeneron Pharmaceuticals Inc.	25,596	7,773
	Zimmer Biomet Holdings Inc.	64,652	7,446
*	Mylan NV	173,443	6,723
*	Align Technology Inc.	24,922	6,227
*	Centene Corp.	53,149	5,771
*	Laboratory Corp. of America Holdings	32,546	5,557
*	IDEXX Laboratories Inc.	27,087	5,268
*	IQVIA Holdings Inc.	49,603	4,750
*	BioMarin Pharmaceutical Inc.	55,386	4,625
*	Waters Corp.	24,083	4,537
	Quest Diagnostics Inc.	43,723	4,425
	ResMed Inc.	43,638	4,130
*	Nektar Therapeutics Class A	47,113	3,941
*	ABIOMED Inc.	12,897	3,881
*	Henry Schein Inc.	50,310	3,824
	Teleflex Inc.	14,100	3,777
*	Incyte Corp.	58,002	3,593
	Dentsply Sirona Inc.	70,912	3,570
	Cooper Cos. Inc.	14,841	3,394
*	Varian Medical Systems Inc.	28,690	3,316
*	Hologic Inc.	84,469	3,277
	Perrigo Co. plc	41,506	3,243
	Universal Health Services Inc. Class B	27,966	3,194
*	DaVita Inc.	45,616	2,864
*	WellCare Health Plans Inc.	13,600	2,790
*	Jazz Pharmaceuticals plc	18,000	2,737
*	Alnylam Pharmaceuticals Inc.	27,332	2,584
*	Bluebird Bio Inc.	15,007	2,553
	STERIS plc	25,506	2,411
*	Neurocrine Biosciences Inc.	27,100	2,197
*	Alkermes plc	49,200	2,178
	West Pharmaceutical Services Inc.	22,500	1,985
*	DexCom Inc.	26,500	1,939
*	Sage Therapeutics Inc.	13,047	1,878
*	Exact Sciences Corp.	37,500	1,875
*	Exelixis Inc.	89,600	1,865
*	Avexis Inc.	8,609	1,831
	Encompass Health Corp.	30,020	1,826
	Hill-Rom Holdings Inc.	20,100	1,725
	Bio-Techne Corp.	11,300	1,705
*	Catalent Inc.	41,224	1,695
*	Seattle Genetics Inc.	32,758	1,677
*	Ionis Pharmaceuticals Inc.	38,900	1,674
*	Bio-Rad Laboratories Inc. Class A	6,400	1,624
*	Insulet Corp.	17,900	1,539
*	Charles River Laboratories International Inc.	14,400	1,500
*	United Therapeutics Corp.	13,300	1,464
*	Sarepta Therapeutics Inc.	18,291	1,397
*	ICU Medical Inc.	5,500	1,384
*	Envision Healthcare Corp.	36,668	1,363
*	Ligand Pharmaceuticals Inc.	8,800	1,363
*	Agios Pharmaceuticals Inc.	16,208	1,360

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Haemonetics Corp.	16,900	1,319
*	MEDNAX Inc.	28,400	1,304
*	Integra LifeSciences Holdings Corp.	20,514	1,264
	Cantel Medical Corp.	11,100	1,244
*	PRA Health Sciences Inc.	15,084	1,239
*	Masimo Corp.	13,800	1,238
*	Molina Healthcare Inc.	14,700	1,224
*	Penumbra Inc.	9,200	1,144
*	Globus Medical Inc.	22,300	1,142
*	Blueprint Medicines Corp.	13,351	1,024
*	Neogen Corp.	14,933	1,018
*	FibroGen Inc.	21,347	970
*	Loxo Oncology Inc.	7,400	932
	Bruker Corp.	30,800	910
*	LivaNova plc	9,907	880
*	Acadia Healthcare Co. Inc.	24,269	863
	Healthcare Services Group Inc.	21,600	834
*	NuVasive Inc.	15,500	825
*,^	Teladoc Inc.	19,000	817
*	Array BioPharma Inc.	59,600	808
*	Inogen Inc.	5,700	801
*	Amicus Therapeutics Inc.	56,548	800
*	Supernus Pharmaceuticals Inc.	17,000	797
*	Nevro Corp.	8,800	786
*	Ironwood Pharmaceuticals Inc. Class A	40,500	734
*	Merit Medical Systems Inc.	14,700	713
*	Medicines Co.	23,400	704
*	Ultragenyx Pharmaceutical Inc.	13,600	691
*	Halozyme Therapeutics Inc.	36,400	689
	Patterson Cos. Inc.	29,213	680
*	Spark Therapeutics Inc.	8,511	650
*	Syneos Health Inc.	17,037	649
*	Horizon Pharma plc	48,424	641
*	Select Medical Holdings Corp.	35,300	637
*	Wright Medical Group NV	32,432	636
*	Portola Pharmaceuticals Inc.	17,536	634
*	LHC Group Inc.	8,425	627
*	Magellan Health Inc.	7,300	612
*	Halyard Health Inc.	12,705	602
*	Tenet Healthcare Corp.	25,050	600
*	TESARO Inc.	11,755	598
*	Aerie Pharmaceuticals Inc.	11,600	594
*	LifePoint Health Inc.	12,000	575
*	Clovis Oncology Inc.	13,112	569
*	NxStage Medical Inc.	21,300	567
*	Immunomedics Inc.	31,100	566
	CONMED Corp.	8,600	559
*	Emergent BioSolutions Inc.	10,500	545
*	Amedisys Inc.	8,200	542
*	Insmed Inc.	22,099	538
*	Global Blood Therapeutics Inc.	11,900	525
*	Puma Biotechnology Inc.	8,200	523
*	Myriad Genetics Inc.	18,400	521
	Ensign Group Inc.	18,600	518
*	Novocure Ltd.	18,800	513
*	AnaptysBio Inc.	5,400	506
*	HMS Holdings Corp.	27,700	499
*	ACADIA Pharmaceuticals Inc.	30,600	484
*	Quidel Corp.	8,500	482
*	Momenta Pharmaceuticals Inc.	23,112	481
*	Corcept Therapeutics Inc.	27,800	464
*	Omnicell Inc.	10,700	461
*	Tivity Health Inc.	12,500	449
	Abaxis Inc.	6,700	446

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Analogic Corp.	5,189	431
*	Spectrum Pharmaceuticals Inc.	26,500	422
*	Varex Imaging Corp.	11,704	421
*	Prestige Brands Holdings Inc.	14,300	421
*	Pacira Pharmaceuticals Inc.	12,600	417
*	Acceleron Pharma Inc.	11,600	405
*	Orthofix International NV	6,600	403
*	Brookdale Senior Living Inc.	55,373	401
*,^	Radius Health Inc.	13,200	399
*	Mallinckrodt plc	30,622	398
*	Taro Pharmaceutical Industries Ltd.	3,800	388
*	Endo International plc	65,689	376
*,^	Intercept Pharmaceuticals Inc.	5,500	374
*	Impax Laboratories Inc.	19,800	372
*	Esperion Therapeutics Inc.	5,300	371
*	Akorn Inc.	25,100	362
*,^	Intrexon Corp.	19,800	360
*	Repligen Corp.	9,329	345
*	Foundation Medicine Inc.	4,400	336
*	Aimmune Therapeutics Inc.	10,800	335
*	Natus Medical Inc.	9,500	314
*,^	OPKO Health Inc.	100,900	307
	Meridian Bioscience Inc.	20,400	298
*	Acorda Therapeutics Inc.	12,800	296
*	Innoviva Inc.	19,900	289
*	Theravance Biopharma Inc.	11,657	281
*	Alder Biopharmaceuticals Inc.	19,188	272
	Owens & Minor Inc.	16,000	260
*	Intra-Cellular Therapies Inc.	13,700	239
*	TherapeuticsMD Inc.	43,000	236
*	Kindred Healthcare Inc.	26,300	234
*,^	MiMedx Group Inc.	27,900	229
*	Five Prime Therapeutics Inc.	13,600	228
*,^	ZIOPHARM Oncology Inc.	52,500	222
*	Genomic Health Inc.	6,300	200
*	CorVel Corp.	3,953	194
	Luminex Corp.	7,800	167
*	Lannett Co. Inc.	9,800	153
*	Lexicon Pharmaceuticals Inc.	13,949	115
*,^	Keryx Biopharmaceuticals Inc.	25,900	115
*	Eagle Pharmaceuticals Inc.	1,900	99
*	Community Health Systems Inc.	24,102	91
*	Aduro Biotech Inc.	12,200	84
*	Depomed Inc.	11,400	72
*,^	Insys Therapeutics Inc.	5,400	38
			1,048,773
Industrials (6.6%)
	Boeing Co.	175,242	58,454
	General Electric Co.	2,734,211	38,470
	3M Co.	182,861	35,546
	Honeywell International Inc.	238,121	34,451
	Union Pacific Corp.	247,944	33,133
	Accenture plc Class A	195,045	29,491
	United Technologies Corp.	234,900	28,223
*	PayPal Holdings Inc.	355,799	26,546
	Caterpillar Inc.	179,687	25,940
	Lockheed Martin Corp.	77,823	24,969
	United Parcel Service Inc. Class B	217,166	24,648
	Danaher Corp.	193,931	19,455
	FedEx Corp.	78,254	19,344
	Raytheon Co.	91,616	18,776
	Automatic Data Processing Inc.	141,901	16,756
	Northrop Grumman Corp.	50,891	16,389
	General Dynamics Corp.	80,494	16,204

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CSX Corp.	267,565	15,891
	Deere & Co.	101,282	13,707
	Illinois Tool Works Inc.	95,572	13,573
	Emerson Electric Co.	198,253	13,166
	Norfolk Southern Corp.	89,386	12,824
	Waste Management Inc.	138,111	11,227
	Eaton Corp. plc	137,854	10,343
	TE Connectivity Ltd.	110,024	10,095
	Johnson Controls International plc	294,788	9,984
	Fidelity National Information Services Inc.	104,128	9,889
	Sherwin-Williams Co.	25,696	9,447
*	Fiserv Inc.	131,338	9,307
	Roper Technologies Inc.	31,471	8,314
	Amphenol Corp. Class A	94,050	7,873
	Cummins Inc.	48,919	7,820
	Agilent Technologies Inc.	111,160	7,308
	Parker-Hannifin Corp.	41,448	6,823
	PACCAR Inc.	107,007	6,813
	Rockwell Collins Inc.	51,369	6,808
	Fortive Corp.	95,740	6,731
	Rockwell Automation Inc.	40,341	6,637
	Ingersoll-Rand plc	77,960	6,540
	Paychex Inc.	100,492	6,087
*	FleetCor Technologies Inc.	27,668	5,735
	Global Payments Inc.	47,372	5,355
	Textron Inc.	85,771	5,330
*	Verisk Analytics Inc. Class A	47,865	5,095
	AMETEK Inc.	72,497	5,060
	L3 Technologies Inc.	25,297	4,955
	TransDigm Group Inc.	15,425	4,945
	Total System Services Inc.	56,610	4,759
	Cintas Corp.	27,601	4,700
	WestRock Co.	79,342	4,694
	Vulcan Materials Co.	41,460	4,631
	Republic Services Inc. Class A	71,164	4,603
	Fastenal Co.	91,691	4,584
	Dover Corp.	49,403	4,580
*	Worldpay Inc. Class A (New York Shares)	55,451	4,504
	WW Grainger Inc.	15,761	4,434
*	Mettler-Toledo International Inc.	7,867	4,405
	Ball Corp.	108,067	4,332
	Xylem Inc.	57,142	4,166
	CH Robinson Worldwide Inc.	44,273	4,074
*	CoStar Group Inc.	10,997	4,032
	Broadridge Financial Solutions Inc.	37,601	4,031
*	United Rentals Inc.	26,836	4,025
	Masco Corp.	102,771	3,892
	Martin Marietta Materials Inc.	19,947	3,885
	Expeditors International of Washington Inc.	57,195	3,652
*	TransUnion	56,266	3,652
*	XPO Logistics Inc.	36,995	3,594
*	Shopify Inc.	25,640	3,426
	Pentair plc	50,744	3,414
	Packaging Corp. of America	29,303	3,390
	Kansas City Southern	31,685	3,379
	Huntington Ingalls Industries Inc.	13,729	3,339
	Jack Henry & Associates Inc.	26,200	3,130
	IDEX Corp.	23,400	3,128
	JB Hunt Transport Services Inc.	26,581	3,121
	Alliance Data Systems Corp.	14,861	3,018
*	Keysight Technologies Inc.	58,249	3,010
	Spirit AeroSystems Holdings Inc. Class A	35,558	2,858
	AO Smith Corp.	44,100	2,706
*	Trimble Inc.	77,200	2,671

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Sensata Technologies Holding plc	51,885	2,632
*	First Data Corp. Class A	144,943	2,623
	Fluor Corp.	43,205	2,547
	Fortune Brands Home & Security Inc.	46,450	2,540
	Old Dominion Freight Line Inc.	18,750	2,510
*	IPG Photonics Corp.	11,700	2,492
	FLIR Systems Inc.	45,900	2,458
	PerkinElmer Inc.	33,475	2,456
	Orbital ATK Inc.	18,273	2,419
	Sealed Air Corp.	55,035	2,413
	Arconic Inc.	134,194	2,390
	Cognex Corp.	50,900	2,354
	Wabtec Corp.	26,300	2,336
	Lennox International Inc.	11,800	2,282
	Nordson Corp.	17,600	2,263
	Allegion plc	29,191	2,253
	Graco Inc.	51,200	2,252
	Robert Half International Inc.	36,980	2,247
	Owens Corning	34,000	2,227
*	HD Supply Holdings Inc.	57,300	2,218
*	Berry Global Group Inc.	40,282	2,216
	Jacobs Engineering Group Inc.	37,971	2,206
	Xerox Corp.	69,911	2,199
*	AerCap Holdings NV	41,616	2,169
*	Zebra Technologies Corp.	16,000	2,157
*	Flex Ltd.	163,525	2,126
	Carlisle Cos. Inc.	18,700	2,015
*	Teledyne Technologies Inc.	10,660	1,994
*	Crown Holdings Inc.	39,741	1,981
	BWX Technologies Inc.	28,850	1,956
*	Arrow Electronics Inc.	25,982	1,942
	ManpowerGroup Inc.	20,254	1,939
*	WEX Inc.	11,904	1,928
	Toro Co.	32,313	1,887
	Hexcel Corp.	27,300	1,815
	Flowserve Corp.	39,966	1,775
	Donaldson Co. Inc.	39,900	1,766
	AptarGroup Inc.	18,800	1,758
	Hubbell Inc. Class B	16,755	1,740
	Curtiss-Wright Corp.	13,500	1,729
	Booz Allen Hamilton Holding Corp. Class A	43,074	1,707
	MDU Resources Group Inc.	59,376	1,673
	Oshkosh Corp.	22,868	1,650
*	AECOM	47,400	1,632
	Acuity Brands Inc.	13,100	1,569
	Watsco Inc.	9,300	1,557
	Knight-Swift Transportation Holdings Inc.	39,784	1,552
	Allison Transmission Holdings Inc.	38,223	1,490
*	Stericycle Inc.	25,331	1,487
	Sonoco Products Co.	28,900	1,484
*	Quanta Services Inc.	45,400	1,476
	Trinity Industries Inc.	46,200	1,472
	Genpact Ltd.	46,018	1,468
	AGCO Corp.	23,300	1,460
	Avnet Inc.	36,843	1,445
	Lincoln Electric Holdings Inc.	17,200	1,425
	Eagle Materials Inc.	14,400	1,425
	Jabil Inc.	52,819	1,405
	Littelfuse Inc.	7,500	1,402
*	Kirby Corp.	16,400	1,399
	Graphic Packaging Holding Co.	94,980	1,358
	National Instruments Corp.	32,600	1,333
	ITT Inc.	27,167	1,328
*	Genesee & Wyoming Inc. Class A	18,600	1,324

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Landstar System Inc.	12,600	1,281
	Crane Co.	15,300	1,280
*	Coherent Inc.	7,600	1,278
	MAXIMUS Inc.	18,900	1,278
	EMCOR Group Inc.	17,300	1,273
	Louisiana-Pacific Corp.	44,600	1,264
*	ASGN Inc.	15,400	1,242
	Air Lease Corp. Class A	29,600	1,234
	MSC Industrial Direct Co. Inc. Class A	14,200	1,227
	Ryder System Inc.	18,187	1,226
	Bemis Co. Inc.	27,760	1,201
*	CoreLogic Inc.	24,245	1,200
*	Euronet Worldwide Inc.	15,300	1,195
	HEICO Corp. Class A	16,318	1,177
	Universal Display Corp.	13,000	1,145
	Woodward Inc.	15,900	1,144
*	Conduent Inc.	58,306	1,135
*	KLX Inc.	14,400	1,127
	Brink's Co.	15,000	1,107
*	Cimpress NV	7,600	1,093
*	Owens-Illinois Inc.	52,550	1,068
*	USG Corp.	26,418	1,063
	Timken Co.	24,100	1,030
	Kennametal Inc.	28,000	1,021
	Macquarie Infrastructure Corp.	26,500	1,004
	Deluxe Corp.	14,400	987
	HEICO Corp.	11,191	983
	John Bean Technologies Corp.	9,100	981
*	TopBuild Corp.	11,998	956
	Valmont Industries Inc.	6,700	952
*	Summit Materials Inc. Class A	33,697	948
	Regal Beloit Corp.	13,300	947
*	Trex Co. Inc.	9,100	945
*	AMN Healthcare Services Inc.	14,000	936
*	Proto Labs Inc.	7,800	929
	Belden Inc.	14,600	899
	EnerSys	12,800	878
*	Rexnord Corp.	31,889	877
*	MasTec Inc.	19,900	876
	Insperity Inc.	10,900	875
	Terex Corp.	23,802	869
	MSA Safety Inc.	10,000	868
*	Orbotech Ltd.	14,600	853
	Barnes Group Inc.	15,200	844
	Korn/Ferry International	15,600	834
*	WESCO International Inc.	13,974	832
*	RBC Bearings Inc.	7,100	826
*	Generac Holdings Inc.	18,200	819
*	Colfax Corp.	26,340	817
*	Itron Inc.	11,700	765
	Tetra Tech Inc.	15,600	755
*	Axon Enterprise Inc.	17,600	739
	UniFirst Corp.	4,600	739
	KBR Inc.	43,700	729
	Otter Tail Corp.	16,400	719
	Vishay Intertechnology Inc.	40,700	718
*	Gardner Denver Holdings Inc.	22,700	718
*	FTI Consulting Inc.	12,200	712
*	Moog Inc. Class A	8,600	705
*	II-VI Inc.	18,500	705
*	Armstrong World Industries Inc.	12,579	704
	Simpson Manufacturing Co. Inc.	12,400	678
*	Clean Harbors Inc.	14,700	673
	GATX Corp.	10,300	672

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Franklin Electric Co. Inc.	16,300	668
*	Rogers Corp.	6,200	662
	Applied Industrial Technologies Inc.	10,200	652
	Granite Construction Inc.	12,400	650
*	Sanmina Corp.	21,800	643
	Silgan Holdings Inc.	22,768	639
*	Masonite International Corp.	10,500	637
	Exponent Inc.	7,300	631
*	Builders FirstSource Inc.	34,100	622
*	TriNet Group Inc.	11,700	604
	Convergys Corp.	25,700	600
	Boise Cascade Co.	14,100	587
*	JELD-WEN Holding Inc.	20,757	583
*	Novanta Inc.	9,800	576
*	Imperva Inc.	12,800	573
	Universal Forest Products Inc.	17,900	571
	Federal Signal Corp.	26,200	567
	Watts Water Technologies Inc. Class A	7,600	566
*	Aerojet Rocketdyne Holdings Inc.	19,600	548
*	Navistar International Corp.	15,500	540
*	Esterline Technologies Corp.	7,500	539
	Mobile Mini Inc.	12,800	538
	General Cable Corp.	18,000	534
*	Floor & Decor Holdings Inc. Class A	9,600	534
	Kaman Corp.	8,800	534
	ABM Industries Inc.	17,100	532
*	Integer Holdings Corp.	9,678	531
	Covanta Holding Corp.	35,600	530
*	Anixter International Inc.	9,000	530
*	Saia Inc.	7,800	515
	Werner Enterprises Inc.	15,000	515
	Myers Industries Inc.	22,000	513
	Comfort Systems USA Inc.	12,100	511
*	SPX FLOW Inc.	11,299	508
*	Plexus Corp.	9,200	505
*	ExlService Holdings Inc.	8,700	503
	Raven Industries Inc.	13,500	494
*	Harsco Corp.	23,800	487
	Mueller Water Products Inc. Class A	46,800	458
*	WageWorks Inc.	10,900	454
*	TriMas Corp.	16,700	453
*	Meritor Inc.	23,200	452
	Brady Corp. Class A	12,380	451
	Albany International Corp.	7,600	450
	ManTech International Corp. Class A	7,600	449
	Apogee Enterprises Inc.	10,900	448
	Lindsay Corp.	5,100	448
	Cubic Corp.	7,200	445
	Tennant Co.	6,000	444
*	Ambarella Inc.	9,500	443
	AAR Corp.	10,200	442
	Forward Air Corp.	8,100	437
	EnPro Industries Inc.	5,800	436
*	Hub Group Inc. Class A	9,900	435
	Chicago Bridge & Iron Co. NV	28,710	434
*	Knowles Corp.	33,773	432
*	Paylocity Holding Corp.	7,900	432
	McGrath RentCorp	7,200	424
	Mueller Industries Inc.	15,600	424
*	Patrick Industries Inc.	7,400	421
	Methode Electronics Inc.	10,500	419
	ESCO Technologies Inc.	7,500	419
*	TTM Technologies Inc.	29,954	418
	US Ecology Inc.	7,800	416

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Navigant Consulting Inc.	19,400	415
*	Gibraltar Industries Inc.	11,800	415
	Primoris Services Corp.	16,200	415
*	51job Inc. ADR	4,998	413
	World Fuel Services Corp.	19,200	412
	Greif Inc. Class A	7,000	410
	Sun Hydraulics Corp.	8,400	408
	Triton International Ltd.	12,800	397
	Hollysys Automation Technologies Ltd.	17,800	393
*	Cardtronics plc Class A	14,300	375
	AAON Inc.	10,950	372
*	SPX Corp.	11,599	367
	Encore Wire Corp.	6,900	363
	CTS Corp.	12,100	362
	Actuant Corp. Class A	14,900	351
*	American Woodmark Corp.	4,267	351
	Benchmark Electronics Inc.	13,300	350
*	BMC Stock Holdings Inc.	20,100	347
*	OSI Systems Inc.	5,400	346
	Astec Industries Inc.	6,200	344
*	Advanced Disposal Services Inc.	15,400	339
	Standex International Corp.	3,500	339
*	TrueBlue Inc.	12,600	336
*	Cotiviti Holdings Inc.	9,700	335
*	Aerovironment Inc.	6,100	332
*	Installed Building Products Inc.	5,700	329
	Greenbrier Cos. Inc.	7,500	329
*	Aegion Corp. Class A	14,400	327
*	Sykes Enterprises Inc.	11,200	322
*	Evolent Health Inc. Class A	19,200	317
*	CBIZ Inc.	17,000	316
*	Fabrinet	11,200	316
	Badger Meter Inc.	7,400	314
	EVERTEC Inc.	17,100	312
	Triumph Group Inc.	13,000	307
	AZZ Inc.	6,800	303
	H&E Equipment Services Inc.	9,000	291
	Viad Corp.	5,500	279
	Aircastle Ltd.	14,200	278
	Hyster-Yale Materials Handling Inc.	3,800	271
	Heartland Express Inc.	15,000	267
	CIRCOR International Inc.	6,300	267
	RR Donnelley & Sons Co.	30,886	261
*	Huron Consulting Group Inc.	6,800	255
*	FARO Technologies Inc.	5,000	253
*	Tutor Perini Corp.	12,200	252
	Quanex Building Products Corp.	14,400	247
	Materion Corp.	4,832	245
	MTS Systems Corp.	4,700	239
*	TimkenSteel Corp.	14,100	237
	Schnitzer Steel Industries Inc.	8,000	236
*	Veeco Instruments Inc.	15,217	235
	Sturm Ruger & Co. Inc.	4,000	221
	Manitowoc Co. Inc.	8,850	218
	Advanced Drainage Systems Inc.	8,600	217
	GasLog Ltd.	12,700	214
	Ship Finance International Ltd.	14,313	204
	Kelly Services Inc. Class A	6,900	202
*	Armstrong Flooring Inc.	16,044	198
	Scorpio Tankers Inc.	70,700	188
*,^	MACOM Technology Solutions Holdings Inc.	11,313	188
*	Donnelley Financial Solutions Inc.	8,870	163
	Teekay Corp.	17,800	157
	AVX Corp.	10,000	148

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Griffon Corp.	7,300	145
	LSC Communications Inc.	7,570	132
*	American Outdoor Brands Corp.	11,800	130
*	Wesco Aircraft Holdings Inc.	12,800	129
	TTEC Holdings Inc.	3,400	109
	Matson Inc.	3,700	108
*	Atlas Air Worldwide Holdings Inc.	1,500	95
*	Engility Holdings Inc.	3,673	93
	Seaspan Corp. Class A	11,600	89
*	Babcock & Wilcox Enterprises Inc.	33,585	77
^	Frontline Ltd.	14,000	61
	Nordic American Tankers Ltd.	27,998	53
	American Railcar Industries Inc.	1,000	38
	Waste Connections Inc. (New York Shares)	302	22
			1,087,929
Oil & Gas (3.1%)
	Exxon Mobil Corp.	1,334,899	103,788
	Chevron Corp.	594,333	74,357
	Schlumberger Ltd.	440,164	30,178
	ConocoPhillips	373,270	24,449
	EOG Resources Inc.	181,137	21,405
	Occidental Petroleum Corp.	242,234	18,715
	Valero Energy Corp.	136,630	15,156
	Phillips 66	135,060	15,034
	Halliburton Co.	280,213	14,849
	Marathon Petroleum Corp.	154,934	11,606
	Anadarko Petroleum Corp.	170,622	11,486
	Pioneer Natural Resources Co.	54,499	10,984
	Kinder Morgan Inc.	596,745	9,441
	ONEOK Inc.	125,268	7,544
*	Concho Resources Inc.	46,342	7,285
	Andeavor	49,198	6,805
	Williams Cos. Inc.	259,166	6,668
	Devon Energy Corp.	164,512	5,977
	Noble Energy Inc.	151,058	5,110
	Hess Corp.	89,157	5,081
	Apache Corp.	119,773	4,905
	Marathon Oil Corp.	268,450	4,899
	Baker Hughes a GE Co.	133,456	4,819
	National Oilwell Varco Inc.	121,006	4,679
*	Diamondback Energy Inc.	31,119	3,997
	EQT Corp.	76,659	3,848
*	Cheniere Energy Inc.	63,477	3,692
	Cabot Oil & Gas Corp.	141,238	3,377
	HollyFrontier Corp.	54,370	3,300
	Targa Resources Corp.	64,996	3,053
	Cimarex Energy Co.	28,794	2,896
	Helmerich & Payne Inc.	32,500	2,260
*	Parsley Energy Inc. Class A	71,798	2,156
*	WPX Energy Inc.	123,078	2,103
	OGE Energy Corp.	61,200	2,012
*	RSP Permian Inc.	40,289	1,999
*	Energen Corp.	30,009	1,964
*	Newfield Exploration Co.	65,201	1,943
*	Continental Resources Inc.	27,112	1,791
*	First Solar Inc.	24,970	1,771
	Core Laboratories NV	13,400	1,641
*	Transocean Ltd.	123,001	1,522
	Murphy Oil Corp.	50,023	1,506
	Patterson-UTI Energy Inc.	63,877	1,368
*	Antero Resources Corp.	70,700	1,343
	PBF Energy Inc. Class A	31,702	1,215
	Delek US Holdings Inc.	24,373	1,155
	Whiting Petroleum Corp.	28,113	1,148

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	PDC Energy Inc.	20,381	1,091
*	Centennial Resource Development Inc. Class A	56,100	1,038
	Range Resources Corp.	74,296	1,029
	CNX Resources Corp.	69,077	1,026
*	Oasis Petroleum Inc.	88,653	978
*	Matador Resources Co.	29,500	966
*,^	Chesapeake Energy Corp.	301,511	896
*,^	Weatherford International plc	291,703	861
*	QEP Resources Inc.	70,364	857
*	Callon Petroleum Co.	59,114	822
*	SRC Energy Inc.	73,254	809
*	Southwestern Energy Co.	192,418	789
	SM Energy Co.	32,014	767
	Ensco plc Class A	130,103	735
	Nabors Industries Ltd.	95,132	724
*	SolarEdge Technologies Inc.	11,700	616
*	MRC Global Inc.	32,800	614
	Ocean Rig UDW Inc.	25,300	614
	Oceaneering International Inc.	28,600	607
*	Superior Energy Services Inc.	55,835	599
*	Laredo Petroleum Inc.	51,100	562
	Pattern Energy Group Inc. Class A	30,752	559
*	McDermott International Inc.	81,377	537
*	Extraction Oil & Gas Inc.	37,744	533
	SemGroup Corp. Class A	20,253	509
*	Kosmos Energy Ltd.	70,956	500
*	Rowan Cos. plc Class A	34,488	498
*	Carrizo Oil & Gas Inc.	24,579	493
*	Chart Industries Inc.	8,400	477
*	Dril-Quip Inc.	11,400	473
*	Oil States International Inc.	12,700	457
	Archrock Inc.	41,684	450
*	Gulfport Energy Corp.	47,882	445
*	Denbury Resources Inc.	129,126	425
*	WildHorse Resource Development Corp.	14,900	390
*	Diamond Offshore Drilling Inc.	20,218	372
*	C&J Energy Services Inc.	12,300	367
*	Unit Corp.	15,800	358
*	Exterran Corp.	12,200	357
*	NOW Inc.	29,096	353
*	ProPetro Holding Corp.	17,400	318
	RPC Inc.	17,400	313
*	Forum Energy Technologies Inc.	23,900	301
*	Helix Energy Solutions Group Inc.	37,800	292
*	Noble Corp. plc	61,511	287
*	SEACOR Holdings Inc.	5,100	280
*	Newpark Resources Inc.	25,900	272
	Green Plains Inc.	14,400	268
*	Jagged Peak Energy Inc.	17,600	252
*	SunPower Corp. Class A	19,200	164
*,^	Canadian Solar Inc.	9,400	147
	CVR Energy Inc.	4,200	145
*	Ultra Petroleum Corp.	59,700	144
*	Gran Tierra Energy Inc. (New York Shares)	22,700	75
	Frank's International NV	6,200	43
^	Cobalt International Energy Inc.	4,380	—
			507,134
Other (0.0%)[4]
*,3	Dyax Corp. CVR Exp. 12/31/2019	28,600	57
*,3	Herbalife Ltd. CVR	2,700	26
*,3	Media General Inc. CVR Exp. 12/31/2049	21,051	1
			84
Technology (10.2%)
*	Apple Inc.	1,600,122	264,436

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Microsoft Corp.	2,366,550	221,320
*	Facebook Inc. Class A	744,406	128,038
*	Alphabet Inc. Class C	104,521	106,332
*	Alphabet Inc. Class A	84,295	85,861
	Intel Corp.	1,486,596	76,738
	Cisco Systems Inc.	1,560,104	69,097
	Oracle Corp.	925,209	42,254
	NVIDIA Corp.	182,423	41,027
	International Business Machines Corp.	266,713	38,663
*	Adobe Systems Inc.	155,282	34,411
	Texas Instruments Inc.	308,590	31,300
*	Broadcom Inc.	127,309	29,207
*	salesforce. com Inc.	216,922	26,245
	QUALCOMM Inc.	464,783	23,709
	Applied Materials Inc.	330,000	16,391
*	Micron Technology Inc.	342,923	15,768
	Cognizant Technology Solutions Corp. Class A	184,671	15,110
	Intuit Inc.	77,650	14,349
	HP Inc.	525,138	11,285
*	NXP Semiconductors NV	105,137	11,029
	Analog Devices Inc.	118,255	10,330
	Lam Research Corp.	51,034	9,444
	DXC Technology Co.	88,324	9,103
*	Red Hat Inc.	55,282	9,014
*	ServiceNow Inc.	52,919	8,792
*	Autodesk Inc.	66,532	8,376
	Hewlett Packard Enterprise Co.	490,310	8,360
	Western Digital Corp.	94,991	7,484
	Corning Inc.	270,346	7,305
*	Twitter Inc.	213,192	6,462
	Microchip Technology Inc.	71,269	5,962
	Harris Corp.	37,335	5,840
*	Citrix Systems Inc.	55,877	5,750
	Motorola Solutions Inc.	52,025	5,714
	NetApp Inc.	83,272	5,544
*	Palo Alto Networks Inc.	28,312	5,450
	Symantec Corp.	193,618	5,381
*	Cerner Corp.	91,392	5,324
*	Workday Inc. Class A	42,459	5,301
	Xilinx Inc.	80,405	5,165
	Seagate Technology plc	88,141	5,103
	KLA-Tencor Corp.	49,315	5,017
	Skyworks Solutions Inc.	56,905	4,937
	Maxim Integrated Products Inc.	87,788	4,784
*	Splunk Inc.	43,899	4,506
*	Dell Technologies Inc. Class V	62,343	4,474
*	Arista Networks Inc.	16,752	4,432
*	ANSYS Inc.	27,109	4,382
*	Synopsys Inc.	47,920	4,098
*	Check Point Software Technologies Ltd.	39,674	3,829
*	Akamai Technologies Inc.	52,048	3,729
*	Square Inc.	75,453	3,572
*	IAC/InterActiveCorp	21,419	3,473
*	Cadence Design Systems Inc.	85,005	3,405
	CA Inc.	96,438	3,356
	CDW Corp.	45,834	3,268
*	Gartner Inc.	26,784	3,249
*	F5 Networks Inc.	19,691	3,211
*	VeriSign Inc.	26,129	3,068
	SS&C Technologies Holdings Inc.	60,509	3,004
*,^	Advanced Micro Devices Inc.	274,116	2,982
	Amdocs Ltd.	43,138	2,901
*	PTC Inc.	35,100	2,891
*	ON Semiconductor Corp.	127,967	2,826

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	VMware Inc. Class A	21,176	2,822
	Leidos Holdings Inc.	43,291	2,781
	Juniper Networks Inc.	112,496	2,766
*	Qorvo Inc.	40,827	2,752
*	GoDaddy Inc. Class A	42,349	2,734
*	Yandex NV Class A	78,262	2,611
	CDK Global Inc.	38,355	2,502
*	Fortinet Inc.	44,600	2,469
	Marvell Technology Group Ltd.	122,079	2,449
*	Veeva Systems Inc. Class A	33,800	2,370
*	Tyler Technologies Inc.	10,700	2,342
*	Microsemi Corp.	36,006	2,329
*	CommScope Holding Co. Inc.	57,814	2,210
	Garmin Ltd.	37,036	2,173
*	Ultimate Software Group Inc.	8,800	2,111
*	Guidewire Software Inc.	23,300	1,972
*	Aspen Technology Inc.	22,300	1,957
	Teradyne Inc.	60,100	1,956
	Monolithic Power Systems Inc.	16,400	1,920
	Entegris Inc.	55,100	1,774
	LogMeIn Inc.	15,900	1,752
*	EPAM Systems Inc.	15,300	1,750
*	Paycom Software Inc.	15,052	1,719
	MKS Instruments Inc.	16,600	1,700
*	Nutanix Inc.	33,400	1,690
*	Tableau Software Inc. Class A	19,602	1,667
*	Fair Isaac Corp.	9,100	1,576
*	Atlassian Corp. plc Class A	28,100	1,573
*	Proofpoint Inc.	13,300	1,569
*	Teradata Corp.	37,836	1,548
*	Cavium Inc.	20,581	1,544
*	athenahealth Inc.	12,500	1,531
	Blackbaud Inc.	14,500	1,522
*	Zendesk Inc.	31,200	1,521
	Cypress Semiconductor Corp.	102,132	1,489
*	ARRIS International plc	55,083	1,487
*	InterXion Holding NV	21,300	1,385
*	RingCentral Inc. Class A	20,300	1,361
*	Nuance Communications Inc.	89,700	1,320
	SYNNEX Corp.	13,000	1,302
*	Ciena Corp.	49,100	1,264
*	NCR Corp.	40,915	1,259
*	Medidata Solutions Inc.	17,300	1,235
*	2U Inc.	14,900	1,199
*	Silicon Laboratories Inc.	12,800	1,189
*	Integrated Device Technology Inc.	41,200	1,147
*	Cree Inc.	30,115	1,124
*	HubSpot Inc.	10,600	1,123
*	CACI International Inc. Class A	7,400	1,118
*	Tech Data Corp.	14,500	1,106
	Science Applications International Corp.	12,853	1,103
	Micro Focus International plc ADR	61,498	1,065
*	ViaSat Inc.	16,568	1,060
	j2 Global Inc.	12,900	1,024
*	FireEye Inc.	55,800	1,007
*	Lumentum Holdings Inc.	19,340	976
*	Dycom Industries Inc.	9,300	966
*	Ellie Mae Inc.	9,700	940
*	Manhattan Associates Inc.	20,400	878
*	RealPage Inc.	16,300	872
*	CommVault Systems Inc.	11,970	837
*	ACI Worldwide Inc.	35,500	825
*	Verint Systems Inc.	19,300	813
*	Twilio Inc. Class A	19,100	806

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	InterDigital Inc.	10,500	782
*	VeriFone Systems Inc.	33,900	780
*	Envestnet Inc.	14,300	777
*	EchoStar Corp. Class A	14,700	772
*	Viavi Solutions Inc.	81,500	770
*	Semtech Corp.	19,400	762
	Cabot Microelectronics Corp.	7,500	761
*	Wix.com Ltd.	9,000	740
*	CyberArk Software Ltd.	13,000	715
*	NetScout Systems Inc.	26,238	712
*	Advanced Energy Industries Inc.	11,900	709
	Pegasystems Inc.	11,600	708
*	Cirrus Logic Inc.	19,100	697
	Cogent Communications Holdings Inc.	14,700	693
*	Qualys Inc.	9,000	693
*	Cornerstone OnDemand Inc.	15,100	666
	Plantronics Inc.	10,000	652
	Pitney Bowes Inc.	60,747	621
*	New Relic Inc.	8,500	594
*	Infinera Corp.	50,200	588
*	Allscripts Healthcare Solutions Inc.	50,600	588
	Power Integrations Inc.	8,400	570
*	Box Inc.	24,600	562
*	Premier Inc. Class A	16,475	544
*	Kulicke & Soffa Industries Inc.	22,900	524
*	Finisar Corp.	33,100	516
*	NETGEAR Inc.	9,200	509
	Ebix Inc.	6,500	504
*	Synaptics Inc.	11,500	500
	Brooks Automation Inc.	20,100	500
	TiVo Corp.	34,262	485
	Progress Software Corp.	13,000	480
*	Rambus Inc.	35,400	478
*	Electronics For Imaging Inc.	17,200	476
*,^	Ubiquiti Networks Inc.	6,600	470
*	Mercury Systems Inc.	14,200	456
*	Oclaro Inc.	57,000	451
*	Coupa Software Inc.	9,600	445
*	Cloudera Inc.	30,100	429
*	MaxLinear Inc.	19,100	427
*	Blucora Inc.	16,400	426
*	Bottomline Technologies de Inc.	10,600	419
	CSG Systems International Inc.	9,600	411
*	Q2 Holdings Inc.	8,300	409
*	Insight Enterprises Inc.	11,300	401
	NIC Inc.	26,400	392
*	Virtusa Corp.	8,100	390
*	Globant SA	8,200	369
*	Inphi Corp.	12,900	369
	Monotype Imaging Holdings Inc.	16,300	361
	Diebold Nixdorf Inc.	23,135	355
*	Syntel Inc.	12,200	352
*,^	3D Systems Corp.	34,900	350
	Xperi Corp.	15,300	337
*	Diodes Inc.	11,400	325
	Forrester Research Inc.	7,900	314
*	Stratasys Ltd.	15,900	305
*	Cray Inc.	11,800	281
*	CommerceHub Inc.	12,410	281
*	MicroStrategy Inc. Class A	2,200	280
*	Endurance International Group Holdings Inc.	36,400	268
*	Amkor Technology Inc.	30,000	248
*	Luxoft Holding Inc. Class A	5,900	238
*	ScanSource Inc.	6,700	230

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Web.com Group Inc.	12,300	229
*	Alarm.com Holdings Inc.	5,400	218
*	Quality Systems Inc.	16,200	218
*	ASE Industrial Holding Co. Ltd. ADR	39,750	217
*	Loral Space & Communications Inc.	5,577	217
*	Perficient Inc.	8,500	210
*,^	Gogo Inc.	21,800	205
*	Shutterstock Inc.	4,600	194
*	Super Micro Computer Inc.	10,807	191
	ADTRAN Inc.	12,900	189
*	Acacia Communications Inc.	6,100	172
*	Lattice Semiconductor Corp.	27,800	151
*	CommerceHub Inc. Class A	2,555	58
*	21Vianet Group Inc. ADR	9,734	51
			1,670,847
Telecommunications (0.9%)
	Verizon Communications Inc.	1,307,123	64,506
	AT&T Inc.	1,948,139	63,704
*	T-Mobile US Inc.	95,323	5,768
	CenturyLink Inc.	299,486	5,564
*	Zayo Group Holdings Inc.	57,800	2,098
*	Sprint Corp.	196,721	1,104
	Telephone & Data Systems Inc.	34,173	934
*	Vonage Holdings Corp.	64,400	720
*	8x8 Inc.	28,400	575
	Shenandoah Telecommunications Co.	14,650	553
*	GTT Communications Inc.	9,400	452
*	Cincinnati Bell Inc.	12,980	197
	Consolidated Communications Holdings Inc.	16,951	192
	ATN International Inc.	3,600	191
^	Frontier Communications Corp.	19,193	159
*	United States Cellular Corp.	3,200	127
	Windstream Holdings Inc.	71,220	110
			146,954
Utilities (1.5%)
	NextEra Energy Inc.	147,489	24,175
	Duke Energy Corp.	222,191	17,811
	Southern Co.	315,885	14,569
	Dominion Energy Inc.	201,394	13,405
	Exelon Corp.	305,908	12,138
	American Electric Power Co. Inc.	157,701	11,036
	Sempra Energy	78,645	8,792
	Public Service Enterprise Group Inc.	158,194	8,250
	Consolidated Edison Inc.	101,170	8,107
	Xcel Energy Inc.	159,814	7,486
	PG&E Corp.	159,742	7,364
	Edison International	100,815	6,605
	WEC Energy Group Inc.	98,951	6,361
	PPL Corp.	213,977	6,227
	Eversource Energy	100,025	6,026
	DTE Energy Co.	56,101	5,913
	American Water Works Co. Inc.	56,361	4,880
	FirstEnergy Corp.	139,518	4,799
	Entergy Corp.	57,557	4,696
	Ameren Corp.	76,462	4,482
	CMS Energy Corp.	89,473	4,222
	CenterPoint Energy Inc.	132,246	3,350
	Alliant Energy Corp.	71,054	3,052
	Atmos Energy Corp.	33,400	2,902
	NRG Energy Inc.	91,832	2,847
	Pinnacle West Capital Corp.	34,140	2,748
	UGI Corp.	53,250	2,577
	NiSource Inc.	103,316	2,520
	AES Corp.	202,631	2,480

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

					Market
					Value
				Shares	($000)
	Westar Energy Inc. Class A			42,900	2,324
*	Vistra Energy Corp.			100,415	2,294
	Great Plains Energy Inc.			66,068	2,162
	Aqua America Inc.			55,125	1,938
	Vectren Corp.			25,496	1,792
	SCANA Corp.			41,400	1,522
	IDACORP Inc.			15,400	1,432
	WGL Holdings Inc.			15,400	1,311
	ALLETE Inc.			15,800	1,207
	Portland General Electric Co.			26,325	1,118
	New Jersey Resources Corp.			26,700	1,104
	Hawaiian Electric Industries Inc.			31,800	1,103
	ONE Gas Inc.			15,376	1,072
	Spire Inc.			14,700	1,061
	Southwest Gas Holdings Inc.			14,500	1,058
	PNM Resources Inc.			25,400	1,007
	National Fuel Gas Co.			19,500	1,001
	Avista Corp.			19,300	1,001
	Avangrid Inc.			17,500	922
	Black Hills Corp.			15,100	856
	MGE Energy Inc.			13,445	780
	South Jersey Industries Inc.			24,100	745
	NorthWestern Corp.			12,900	709
	Northwest Natural Gas Co.			10,600	650
	Ormat Technologies Inc.			10,600	614
	American States Water Co.			11,000	613
	El Paso Electric Co.			11,100	567
	California Water Service Group			13,100	508
	SJW Group			4,380	265
	Atlantica Yield plc			11,901	239
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	152
	TerraForm Power Inc. Class A			12,498	139
					243,086
					8,425,242

Total Common Stocks (Cost $13,086,808)					16,327,274

Preferred Stocks (0.0%)
	Vedanta Ltd. Pfd., 7.50%, 10/28/18			376,692	57
	GCI Liberty Inc. Pfd., 5.00%, 3/10/39			865	20

Total Preferred Stocks (Cost $68)					77

		Coupon

Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
5,6	Vanguard Market Liquidity Fund	1.886%		2,353,736	235,374

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.602%	5/24/18	3,000	2,997
	United States Treasury Bill	1.578%	6/7/18	2,500	2,496
7	United States Treasury Bill	1.476%-1.633%	6/14/18	2,000	1,996
7	United States Treasury Bill	1.510%	6/21/18	1,100	1,097
7	United States Treasury Bill	1.512%-1.541%	6/28/18	600	598
					9,184

Total Temporary Cash Investments (Cost $244,550)					244,558

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2018

Total Investments (101.1%) (Cost $13,331,426)	16,571,909
Other Assets and Liabilities—Net (-1.1%)[6,8]	(184,953)
Net Assets (100%)	16,386,956

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $221,721,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $102,280,000, representing
0.6% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $234,674,000 of collateral received for securities on loan.
7 Securities with a value of $2,694,000 have been segregated as initial margin for open futures contracts.
8 Cash of $410,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6282 062018

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)

Common Stocks (99.4%)1
Australia (4.6%)
Commonwealth Bank of Australia	3,004,116	161,756
BHP Billiton Ltd.	5,511,125	128,571
Westpac Banking Corp.	5,828,351	125,196
National Australia Bank Ltd.	4,667,903	101,476
Australia & New Zealand Banking Group Ltd.	5,042,570	101,367
CSL Ltd.	778,144	99,672
Wesfarmers Ltd.	1,943,421	63,938
Woolworths Group Ltd.	2,223,148	46,499
Macquarie Group Ltd.	528,590	43,048
Rio Tinto Ltd.	706,710	42,059
Woodside Petroleum Ltd.	1,603,104	38,849
Transurban Group	3,807,749	33,180
Scentre Group	8,780,986	26,541
South32 Ltd.	8,957,339	24,857
Insurance Australia Group Ltd.	4,070,815	24,099
Suncorp Group Ltd.	2,227,323	23,426
Westfield Corp.	3,289,600	22,732
Aristocrat Leisure Ltd.	1,095,229	21,971
* Origin Energy Ltd.	3,005,473	21,942
Newcrest Mining Ltd.	1,315,772	20,855
Amcor Ltd.	1,989,912	20,506
Goodman Group	3,013,560	20,503
Brambles Ltd.	2,730,091	20,200
AGL Energy Ltd.	1,125,215	18,338
Treasury Wine Estates Ltd.	1,248,624	17,835
QBE Insurance Group Ltd.	2,359,934	17,625
Telstra Corp. Ltd.	7,159,081	17,022
AMP Ltd.	5,036,749	15,247
ASX Ltd.	332,875	14,634
* Santos Ltd.	3,036,501	13,986
Cochlear Ltd.	96,060	13,980
Oil Search Ltd.	2,278,366	13,404
James Hardie Industries plc	757,361	13,375
LendLease Group	996,218	13,361
Stockland	4,157,070	12,922
Sonic Healthcare Ltd.	717,486	12,721
APA Group	2,019,814	12,644
Dexus	1,748,890	12,437
BlueScope Steel Ltd.	958,090	11,774
GPT Group	3,100,834	11,244
Aurizon Holdings Ltd.	3,309,308	11,137
Ramsay Health Care Ltd.	219,865	10,689
Mirvac Group	6,365,945	10,683
Computershare Ltd.	832,598	10,592
Tabcorp Holdings Ltd.	3,220,105	10,589
Caltex Australia Ltd.	448,193	10,423
Medibank Pvt Ltd.	4,725,077	10,385
Boral Ltd.	1,997,228	10,278
Vicinity Centres	5,552,837	10,167
Sydney Airport	1,897,729	10,161
Orica Ltd.	644,523	9,603
Fortescue Metals Group Ltd.	2,755,430	9,349
SEEK Ltd.	590,704	8,592
Alumina Ltd.	4,305,515	8,475
Incitec Pivot Ltd.	2,898,855	8,249
Challenger Ltd.	982,500	7,943
Bendigo & Adelaide Bank Ltd.	820,908	6,534
Coca-Cola Amatil Ltd.	906,603	6,328
Iluka Resources Ltd.	710,826	6,240
Crown Resorts Ltd.	606,779	5,889
Qantas Airways Ltd.	1,317,666	5,699

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CIMIC Group Ltd.	166,996	5,683
	Star Entertainment Grp Ltd.	1,419,638	5,618
	Macquarie Atlas Roads Group	1,149,507	5,558
	Healthscope Ltd.	2,995,284	5,457
	Downer EDI Ltd.	1,024,826	5,275
	Orora Ltd.	2,084,656	5,228
	Bank of Queensland Ltd.	685,038	5,161
	REA Group Ltd.	84,452	5,113
	ALS Ltd.	857,040	5,002
	Ansell Ltd.	244,394	4,775
	Metcash Ltd.	1,673,064	4,516
*	Xero Ltd.	155,826	4,433
	WorleyParsons Ltd.	349,302	4,258
	Flight Centre Travel Group Ltd.	96,859	4,058
	Whitehaven Coal Ltd.	1,174,108	4,049
	IOOF Holdings Ltd.	594,025	3,989
	DuluxGroup Ltd.	671,252	3,903
	AusNet Services	2,993,546	3,864
	Magellan Financial Group Ltd.	220,353	3,850
	Adelaide Brighton Ltd.	789,532	3,809
	CSR Ltd.	873,107	3,684
	OZ Minerals Ltd.	520,164	3,590
	Sims Metal Management Ltd.	287,656	3,477
	Domino's Pizza Enterprises Ltd.	104,206	3,299
	Nufarm Ltd.	441,351	3,017
^	TPG Telecom Ltd.	638,723	2,679
	Harvey Norman Holdings Ltd.	892,748	2,353
	Shopping Centres Australasia Property Group	1,294,566	2,312
	Perpetual Ltd.	76,091	2,296
	Fairfax Media Ltd.	3,899,195	2,087
*	Vocus Group Ltd.	1,010,586	1,857
	Platinum Asset Management Ltd.	400,275	1,698
	Domain Holdings Australia Ltd.	372,140	863
	Seven West Media Ltd.	9,524	4
			1,790,612
Austria (0.2%)
	Erste Group Bank AG	492,301	24,075
	OMV AG	242,210	15,001
	voestalpine AG	194,012	10,236
*	Raiffeisen Bank International AG	222,404	7,508
	ANDRITZ AG	123,050	6,614
	Telekom Austria AG Class A	233,167	2,223
	Vienna Insurance Group AG Wiener Versicherung Gruppe	65,770	2,138
			67,795
Belgium (0.7%)
^	Anheuser-Busch InBev SA/NV	1,303,345	129,467
	KBC Group NV	472,941	41,118
^	Umicore SA	351,798	19,567
	Ageas	326,587	17,470
	Solvay SA Class A	118,653	16,501
	UCB SA	206,917	15,584
	Groupe Bruxelles Lambert SA	123,905	14,163
^	Proximus SADP	244,569	7,495
	Ackermans & van Haaren NV	38,374	6,925
	Colruyt SA	111,450	6,271
*	Telenet Group Holding NV	82,066	4,796
	Sofina SA	26,320	4,595
	bpost SA	171,889	3,770
			287,722
Brazil (1.9%)
	Itau Unibanco Holding SA ADR	4,574,055	66,461
	Banco Bradesco SA ADR	5,508,156	53,980
	Vale SA Class B ADR	3,702,855	51,248

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Petroleo Brasileiro SA ADR Preference Shares	2,993,908	39,370
	Ambev SA ADR	4,643,722	30,741
*	Petroleo Brasileiro SA ADR	2,103,326	29,636
	Itausa - Investimentos Itau SA Preference Shares	6,710,867	26,072
	Vale SA	1,793,635	24,919
	B3 SA - Brasil Bolsa Balcao	3,377,629	24,393
	Banco do Brasil SA	2,183,286	22,872
	Ambev SA	2,807,540	18,697
	Banco Bradesco SA	1,519,230	13,834
	Ultrapar Participacoes SA	731,837	12,628
	Lojas Renner SA	1,216,401	11,323
	Cielo SA	1,910,676	10,472
	Kroton Educacional SA	2,610,292	10,439
	Suzano Papel e Celulose SA	788,200	9,238
	BB Seguridade Participacoes SA	1,166,728	9,152
	Itau Unibanco Holding SA Preference Shares	558,255	8,129
	Klabin SA	1,300,684	7,882
	Fibria Celulose SA	393,100	7,721
*	Rumo SA	1,813,742	7,688
	Lojas Americanas SA Preference Shares	1,301,100	7,410
	Banco Santander Brasil SA	680,500	7,403
	Raia Drogasil SA	372,470	7,313
	WEG SA	1,351,341	6,859
	CCR SA	1,913,979	6,534
*	Petroleo Brasileiro SA	917,632	6,452
	Embraer SA ADR	254,306	6,414
	Localiza Rent a Car SA	804,189	6,402
*	BRF SA	903,162	6,394
	Equatorial Energia SA	292,126	5,933
	Cia de Saneamento Basico do Estado de Sao Paulo	585,817	5,880
	Hypera SA	637,733	5,734
	Telefonica Brasil SA Preference Shares	406,235	5,698
	TIM Participacoes SA	1,147,630	5,225
	JBS SA	1,803,474	4,505
	BR Malls Participacoes SA	1,444,470	4,503
	Gerdau SA Preference Shares	904,286	4,298
	Telefonica Brasil SA ADR	303,308	4,283
	Estacio Participacoes SA	443,700	4,040
	Gerdau SA ADR	864,046	4,035
	Bradespar SA Preference Shares	390,200	3,961
	Magazine Luiza SA	127,400	3,881
	Itau Unibanco Holding SA	259,954	3,272
	Petrobras Distribuidora SA	499,167	3,272
	Cosan SA Industria e Comercio	267,234	3,035
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	133,730	3,005
	Cia Brasileira de Distribuicao ADR	134,355	3,002
	Multiplan Empreendimentos Imobiliarios SA	154,239	2,929
	Energisa SA	305,700	2,891
	Natura Cosmeticos SA	312,331	2,872
	Qualicorp SA	412,100	2,864
*	Centrais Eletricas Brasileiras SA	525,499	2,861
*	Petroleo Brasileiro SA Preference Shares	433,739	2,844
	Centrais Eletricas Brasileiras SA Preference Shares	405,376	2,638
	Engie Brasil Energia SA	237,508	2,508
	Fleury SA	333,300	2,484
	Braskem SA Preference Shares	181,500	2,365
	Sul America SA	378,712	2,337
	IRB Brasil Resseguros S/A	161,000	2,174
*	Atacadao Distribuicao Comercio e Industria Ltda	503,112	2,169
	Banco BTG Pactual SA	334,905	2,140
	Porto Seguro SA	161,312	2,081
*	B2W Cia Digital	250,100	2,063
	Transmissora Alianca de Energia Eletrica SA	336,644	2,046
	EDP - Energias do Brasil SA	507,745	2,013

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Cia Energetica de Minas Gerais Preference Shares	827,165	1,998
	Smiles Fidelidade SA	97,030	1,994
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	639,800	1,991
	Odontoprev SA	458,400	1,967
	Cia Energetica de Minas Gerais ADR	776,720	1,856
	Braskem SA ADR	71,344	1,848
	M Dias Branco SA	144,986	1,821
	Via Varejo SA	213,900	1,816
*	Azul SA Prior Preference Shares.	169,300	1,759
	Banco do Estado do Rio Grande do Sul SA Preference Shares	295,800	1,696
	Lojas Americanas SA	388,105	1,652
*,^	Cia Siderurgica Nacional SA ADR	647,590	1,625
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	80,524	1,563
	Embraer SA	234,000	1,479
	Sao Martinho SA	297,800	1,443
	Banco Bradesco SA Preference Shares	142,259	1,404
	Cia Paranaense de Energia ADR	154,974	1,189
	Grendene SA	150,500	1,174
	TIM Participacoes SA ADR	49,321	1,122
	Alpargatas SA Preference Shares	243,100	1,083
*	Cia Siderurgica Nacional SA	395,800	992
	AES Tiete Energia SA	301,689	982
*,^	BRF SA ADR	101,877	726
	Multiplus SA	81,923	669
*	Itausa - Investimentos Itau SA Preference Shares	161,157	621
	Guararapes Confeccoes SA	13,000	508
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	29,468	499
*	Cia Energetica de Minas Gerais	136,119	299
	Cia Paranaense de Energia	32,500	212
	Cia Paranaense de Energia Preference Shares	17,300	132
	Itausa - Investimentos Itau SA	11,807	47
			718,084
Canada (5.5%)
	Royal Bank of Canada	2,502,728	190,324
	Toronto-Dominion Bank	3,188,417	179,070
	Bank of Nova Scotia	2,074,528	127,514
	Suncor Energy Inc.	2,817,394	107,741
	Canadian National Railway Co.	1,287,834	99,470
	Enbridge Inc.	2,832,309	85,789
	Bank of Montreal	1,118,670	84,958
	Canadian Natural Resources Ltd.	2,033,140	73,348
	Canadian Imperial Bank of Commerce	754,523	65,718
	TransCanada Corp.	1,512,421	64,127
	Manulife Financial Corp.	3,391,621	64,005
	Brookfield Asset Management Inc. Class A (Toronto Shares)	1,427,400	56,576
	Nutrien Ltd.	1,104,353	50,274
	Canadian Pacific Railway Ltd.	248,884	45,413
	Sun Life Financial Inc.	1,054,630	43,534
	Magna International Inc.	583,466	34,459
	Waste Connections Inc.	448,818	32,439
	Alimentation Couche-Tard Inc. Class B	722,582	31,240
	Rogers Communications Inc. Class B	615,379	29,049
	National Bank of Canada	585,898	27,827
	Pembina Pipeline Corp.	857,471	27,308
	Fairfax Financial Holdings Ltd.	46,775	25,896
	Barrick Gold Corp. (Toronto Shares)	1,909,864	25,704
*	CGI Group Inc. Class A	429,420	24,883
	Constellation Software Inc.	34,165	24,417
	Fortis Inc.	718,686	24,125
	Franco-Nevada Corp.	312,905	22,194
	BCE Inc.	515,827	21,891
	Restaurant Brands International Inc.	392,806	21,376
	Cenovus Energy Inc.	2,107,313	21,107
	Encana Corp.	1,669,582	20,793

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Teck Resources Ltd. Class B	801,618	20,122
	Dollarama Inc.	173,689	19,994
	Goldcorp Inc.	1,477,808	19,613
	Thomson Reuters Corp.	480,256	19,312
	Intact Financial Corp.	239,227	18,241
	Loblaw Cos. Ltd.	346,967	17,646
	Agnico Eagle Mines Ltd.	395,157	16,629
	Power Corp. of Canada	664,487	15,790
	Wheaton Precious Metals Corp.	756,673	15,706
	Shaw Communications Inc. Class B	747,653	15,367
	Canadian Tire Corp. Ltd. Class A	106,791	14,554
	Imperial Oil Ltd.	437,075	13,593
	SNC-Lavalin Group Inc.	301,390	13,213
	Great-West Lifeco Inc.	479,353	12,779
	Metro Inc.	389,224	12,350
	Saputo Inc.	372,694	12,084
	TELUS Corp.	337,023	12,061
	Inter Pipeline Ltd.	640,728	11,553
	Power Financial Corp.	423,792	10,995
*	Valeant Pharmaceuticals International Inc.	587,129	10,600
	RioCan REIT	555,968	10,111
*	BlackBerry Ltd.	914,470	9,572
	CI Financial Corp.	438,217	9,222
^,2	Hydro One Ltd.	512,577	8,140
	Crescent Point Energy Corp.	928,873	8,139
	Tourmaline Oil Corp.	425,855	8,010
	Husky Energy Inc.	521,892	7,300
	ARC Resources Ltd.	603,675	6,733
	George Weston Ltd.	80,148	6,566
	Canadian Utilities Ltd. Class A	201,649	5,136
*	Turquoise Hill Resources Ltd.	1,710,292	5,062
	IGM Financial Inc.	144,174	4,425
	Barrick Gold Corp.	80,706	1,087
	Brookfield Asset Management Inc. Class A	20,399	809
	Restaurant Brands International LP	3	—
			2,145,083
Chile (0.3%)
	Empresas COPEC SA	722,032	11,787
	SACI Falabella	965,171	9,343
	Latam Airlines Group SA	596,708	9,151
	Enel Americas SA ADR	691,137	7,844
	Empresas CMPC SA	1,894,754	7,727
	Banco de Chile	43,534,942	7,189
	Banco Santander Chile ADR	216,290	7,144
	Cencosud SA	2,302,398	6,839
^	Sociedad Quimica y Minera de Chile SA ADR	124,260	6,821
	Banco de Credito e Inversiones SA	77,619	5,863
	Enel Chile SA ADR	577,088	3,590
	Cia Cervecerias Unidas SA	250,333	3,465
	Enel Americas SA	14,064,245	3,213
	Aguas Andinas SA Class A	4,536,330	3,015
	Parque Arauco SA	964,593	2,988
	Colbun SA	11,800,936	2,936
	Itau CorpBanca	280,189,402	2,864
	Empresa Nacional de Telecomunicaciones SA	228,783	2,701
	Enel Chile SA	20,263,729	2,523
	Embotelladora Andina SA Preference Shares	430,315	2,141
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	36,597	2,004
	Banco Santander Chile	22,088,399	1,834
	Engie Energia Chile SA	812,682	1,750
	SONDA SA	756,720	1,394
	AES Gener SA	4,478,922	1,252
			117,378

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
China (6.9%)
	Tencent Holdings Ltd.	9,483,981	466,260
*	Alibaba Group Holding Ltd. ADR	1,385,728	247,408
	China Construction Bank Corp.	153,480,544	160,795
	Industrial & Commercial Bank of China Ltd.	134,221,640	117,831
*	Baidu Inc. ADR	354,396	88,918
	China Mobile Ltd.	9,081,067	86,511
	Ping An Insurance Group Co. of China Ltd.	8,572,189	83,762
	Bank of China Ltd.	130,747,788	70,974
	CNOOC Ltd.	27,276,400	46,144
	China Petroleum & Chemical Corp.	43,823,284	42,678
	China Life Insurance Co. Ltd.	12,791,341	36,276
*	JD.com Inc. ADR	968,267	35,351
	China Merchants Bank Co. Ltd.	6,498,820	28,337
	PetroChina Co. Ltd.	35,731,234	26,329
	Country Garden Holdings Co. Ltd.	12,678,756	25,853
	Agricultural Bank of China Ltd.	43,848,233	24,722
	NetEase Inc. ADR	93,663	24,078
	China Overseas Land & Investment Ltd.	6,585,820	22,067
	Geely Automobile Holdings Ltd.	8,253,610	21,707
	China Pacific Insurance Group Co. Ltd.	4,435,295	19,572
*	Ctrip.com International Ltd. ADR	471,079	19,267
	CSPC Pharmaceutical Group Ltd.	7,507,115	19,121
	Sunny Optical Technology Group Co. Ltd.	1,118,319	18,248
	China Resources Land Ltd.	4,597,214	17,266
^	Sunac China Holdings Ltd.	3,767,164	16,002
*	China Evergrande Group	5,025,377	15,918
	New Oriental Education & Technology Group Inc. ADR	172,174	15,468
	Sino Biopharmaceutical Ltd.	7,263,268	15,295
*	China Unicom Hong Kong Ltd.	10,156,713	14,362
	China Shenhua Energy Co. Ltd.	5,838,888	14,322
	PICC Property & Casualty Co. Ltd.	7,718,396	13,817
	Shenzhou International Group Holdings Ltd.	1,224,915	13,371
	TAL Education Group ADR	361,679	13,172
	CITIC Ltd.	8,375,275	12,772
	Anhui Conch Cement Co. Ltd.	2,030,655	12,674
	ENN Energy Holdings Ltd.	1,249,712	11,687
	ANTA Sports Products Ltd.	2,047,368	11,683
	China Resources Beer Holdings Co. Ltd.	2,693,860	11,602
	China Telecom Corp. Ltd.	23,725,541	11,501
*	58.com Inc. ADR	130,959	11,445
	Hengan International Group Co. Ltd.	1,234,808	10,982
	Bank of Communications Co. Ltd.	13,409,925	10,973
	China CITIC Bank Corp. Ltd.	14,201,362	10,152
*	SINA Corp.	105,076	10,039
	China Gas Holdings Ltd.	2,705,515	9,588
	CITIC Securities Co. Ltd.	3,917,990	9,551
	China Vanke Co. Ltd.	2,256,898	9,327
	China Communications Construction Co. Ltd.	7,624,026	8,784
	China Conch Venture Holdings Ltd.	2,771,869	8,605
*	Vipshop Holdings Ltd. ADR	548,166	8,486
	China Minsheng Banking Corp. Ltd.	9,053,861	8,473
	Brilliance China Automotive Holdings Ltd.	4,744,396	8,447
	China Taiping Insurance Holdings Co. Ltd.	2,497,164	8,351
	Fosun International Ltd.	3,880,135	8,245
^	BYD Co. Ltd.	1,174,855	8,214
^	China National Building Material Co. Ltd.	6,920,328	8,085
	Haitong Securities Co. Ltd.	5,812,993	7,937
	Guangdong Investment Ltd.	5,041,851	7,804
	Longfor Properties Co. Ltd.	2,519,434	7,535
	Sinopharm Group Co. Ltd.	1,754,103	7,397
^	Fullshare Holdings Ltd.	13,249,594	7,274
	Haier Electronics Group Co. Ltd.	2,073,646	7,174
	New China Life Insurance Co. Ltd.	1,504,138	7,013

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guangzhou Automobile Group Co. Ltd.	3,809,605	6,978
2	People's Insurance Co. Group of China Ltd.	14,694,161	6,918
	Autohome Inc. ADR	70,088	6,837
2	Postal Savings Bank of China Co. Ltd.	9,974,000	6,833
	China Everbright International Ltd.	4,528,967	6,353
	China Resources Power Holdings Co. Ltd.	3,240,409	6,215
	CRRC Corp. Ltd.	6,942,053	6,136
	ZTO Express Cayman Inc. ADR	368,380	6,078
^	Lenovo Group Ltd.	12,700,802	6,030
2	Huatai Securities Co. Ltd.	2,950,375	5,976
	China Cinda Asset Management Co. Ltd.	16,310,693	5,821
2	China Huarong Asset Management Co. Ltd.	16,603,874	5,719
	China Longyuan Power Group Corp. Ltd.	5,813,785	5,710
	China Jinmao Holdings Group Ltd.	9,858,005	5,580
^	Great Wall Motor Co. Ltd.	5,337,803	5,536
	Dongfeng Motor Group Co. Ltd.	4,916,627	5,437
	Shimao Property Holdings Ltd.	2,045,628	5,411
*,2	Wuxi Biologics Cayman Inc.	595,124	5,398
	China Railway Group Ltd.	6,591,352	5,283
2	CGN Power Co. Ltd.	19,192,267	5,234
	China Medical System Holdings Ltd.	2,131,715	5,220
	China Resources Gas Group Ltd.	1,390,547	5,114
*,^	China Molybdenum Co. Ltd.	6,764,571	5,083
*	Weibo Corp. ADR	44,369	5,081
	TravelSky Technology Ltd.	1,731,703	5,058
	Kingboard Chemical Holdings Ltd.	1,206,048	4,907
*	YY Inc. ADR	50,600	4,877
	Huaneng Power International Inc.	7,281,982	4,813
	China Merchants Port Holdings Co. Ltd.	2,152,031	4,808
	Agile Group Holdings Ltd.	2,393,637	4,722
	GF Securities Co. Ltd.	2,665,226	4,692
*	Zhuzhou CRRC Times Electric Co. Ltd.	872,309	4,625
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	820,758	4,452
	Zijin Mining Group Co. Ltd.	9,785,955	4,439
	Kingsoft Corp. Ltd.	1,491,944	4,430
	CIFI Holdings Group Co. Ltd.	5,598,000	4,408
	China Lodging Group Ltd. ADR	31,561	4,408
	Beijing Enterprises Holdings Ltd.	867,981	4,335
	Beijing Enterprises Water Group Ltd.	7,376,280	4,283
*	Momo Inc. ADR	122,309	4,269
	Guangzhou R&F Properties Co. Ltd.	1,775,133	4,221
	Yanzhou Coal Mining Co. Ltd.	3,360,246	4,205
2	China Galaxy Securities Co. Ltd.	6,386,277	4,195
*,^	Genscript Biotech Corp.	1,256,000	4,187
	Air China Ltd.	3,134,115	4,132
*,3	ZTE Corp.	1,274,588	4,087
	Kunlun Energy Co. Ltd.	4,725,523	4,046
	Nine Dragons Paper Holdings Ltd.	2,706,292	4,036
	Sinopec Shanghai Petrochemical Co. Ltd.	6,062,331	4,025
*,2	China Resources Pharmaceutical Group Ltd.	2,895,500	4,003
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,459,377	3,984
	Beijing Capital International Airport Co. Ltd.	2,916,557	3,972
	China State Construction International Holdings Ltd.	3,000,567	3,902
	Weichai Power Co. Ltd.	3,370,438	3,902
	Huaneng Renewables Corp. Ltd.	8,713,075	3,870
*,^	Aluminum Corp. of China Ltd.	6,699,377	3,784
	China Railway Construction Corp. Ltd.	3,184,745	3,771
	Chongqing Rural Commercial Bank Co. Ltd.	4,741,070	3,627
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,207,794	3,618
	Far East Horizon Ltd.	3,646,070	3,618
*,2	3SBio Inc.	1,681,075	3,612
	China Southern Airlines Co. Ltd.	3,277,017	3,529
	Sino-Ocean Group Holding Ltd.	4,966,254	3,448
*,^,2	Guotai Junan Securities Co. Ltd.	1,412,600	3,311

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tsingtao Brewery Co. Ltd.	638,108	3,304
	Yangzijiang Shipbuilding Holdings Ltd.	3,693,245	3,225
	China Resources Cement Holdings Ltd.	3,011,334	3,159
	Jiangsu Expressway Co. Ltd.	2,294,544	3,146
	China Oilfield Services Ltd.	3,130,300	3,123
	China Everbright Ltd.	1,414,465	3,113
	Shenzhen International Holdings Ltd.	1,424,589	3,113
*	Li Ning Co. Ltd.	2,755,117	3,102
^	Zhongsheng Group Holdings Ltd.	1,071,048	3,070
^	Luye Pharma Group Ltd.	2,788,930	2,957
2	Fuyao Glass Industry Group Co. Ltd.	854,710	2,938
	Jiangxi Copper Co. Ltd.	2,057,248	2,925
	KWG Property Holding Ltd.	2,165,909	2,918
*	Landing International Development Ltd.	124,500,000	2,823
	China Communications Services Corp. Ltd.	4,455,612	2,797
	Lee & Man Paper Manufacturing Ltd.	2,506,743	2,761
2	China International Capital Corp. Ltd.	1,207,126	2,731
	Zhejiang Expressway Co. Ltd.	2,597,267	2,667
*,^	Alibaba Health Information Technology Ltd.	5,271,236	2,651
	Haitian International Holdings Ltd.	992,063	2,640
*	GCL-Poly Energy Holdings Ltd.	21,341,024	2,640
	China Everbright Bank Co. Ltd.	5,257,872	2,628
2	Sinopec Engineering Group Co. Ltd.	2,539,381	2,618
	AviChina Industry & Technology Co. Ltd.	4,135,954	2,608
	COSCO SHIPPING Ports Ltd.	2,951,985	2,596
	Shenzhen Investment Ltd.	6,332,281	2,559
	Logan Property Holdings Co. Ltd.	1,722,000	2,525
*,2	Meitu Inc.	2,342,000	2,470
2	Dali Foods Group Co. Ltd.	3,553,697	2,460
	Yuexiu Property Co. Ltd.	10,910,772	2,455
	China Reinsurance Group Corp.	11,371,576	2,396
*,^	Alibaba Pictures Group Ltd.	20,888,648	2,353
	Kingboard Laminates Holdings Ltd.	1,730,370	2,306
2	Legend Holdings Corp.	676,670	2,259
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,733,254	2,246
^,2	BAIC Motor Corp. Ltd.	2,302,192	2,222
^	China Eastern Airlines Corp. Ltd.	2,649,145	2,188
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,529,615	2,188
*,^,2	China Merchants Securities Co. Ltd.	1,548,200	2,168
*,^	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	2,139
2	China Railway Signal & Communication Corp. Ltd.	2,663,068	2,076
*,^,2	China Literature Ltd.	256,400	2,065
	Sinotrans Ltd.	3,559,860	2,040
^	GOME Retail Holdings Ltd.	18,717,203	2,013
	China Power International Development Ltd.	7,499,691	2,010
	Shanghai Industrial Holdings Ltd.	759,587	1,992
^	Angang Steel Co. Ltd.	1,855,537	1,989
	BYD Electronic International Co. Ltd.	1,291,500	1,969
	SOHO China Ltd.	3,710,494	1,905
^	BBMG Corp.	4,032,760	1,839
^	Xinjiang Goldwind Science & Technology Co. Ltd.	964,621	1,827
*	Health and Happiness H&H International Holdings Ltd.	249,876	1,795
*,^	Shanghai Electric Group Co. Ltd.	4,869,316	1,768
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,850,328	1,752
	China Agri-Industries Holdings Ltd.	4,107,447	1,724
^	China Coal Energy Co. Ltd.	3,914,638	1,697
^	Greentown China Holdings Ltd.	1,268,520	1,672
	Sihuan Pharmaceutical Holdings Group Ltd.	6,909,000	1,670
	Metallurgical Corp. of China Ltd.	4,915,562	1,570
*	Datang International Power Generation Co. Ltd.	4,780,668	1,566
^	China Zhongwang Holdings Ltd.	2,790,276	1,563
*	Poly Property Group Co. Ltd.	3,202,998	1,489
*	Maanshan Iron & Steel Co. Ltd.	2,989,903	1,468
2	Red Star Macalline Group Corp. Ltd.	1,089,385	1,463

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	371,398	1,429
	Chongqing Changan Automobile Co. Ltd. Class B	1,525,451	1,425
	Guangshen Railway Co. Ltd.	2,422,327	1,405
	Yanlord Land Group Ltd.	1,089,100	1,389
	Lao Feng Xiang Co. Ltd. Class B	375,521	1,354
^	Sinotruk Hong Kong Ltd.	1,107,199	1,297
2	CSC Financial Co. Ltd.	1,557,500	1,285
*,^	HengTen Networks Group Ltd.	32,480,941	1,248
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	1,244
^	Zhaojin Mining Industry Co. Ltd.	1,581,048	1,238
	Shandong Chenming Paper Holdings Ltd. Class B	853,100	1,206
	Shenzhen Expressway Co. Ltd.	1,185,216	1,203
2	Orient Securities Co. Ltd.	1,397,600	1,202
	China International Marine Containers Group Co. Ltd.	747,489	1,190
*	iQIYI Inc. ADR	65,144	1,175
	Livzon Pharmaceutical Group Inc.	162,820	1,173
*	COSCO SHIPPING Development Co. Ltd.	6,273,407	1,162
	Hopson Development Holdings Ltd.	1,046,475	1,113
	Huadian Power International Corp. Ltd.	2,664,361	1,081
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,185,196	1,079
	Wuxi Little Swan Co. Ltd. Class B	164,000	1,045
	Anhui Gujing Distillery Co. Ltd. Class B	200,739	1,036
*,^	CAR Inc.	1,067,492	1,018
	China Dongxiang Group Co. Ltd.	5,473,598	1,002
*	CIMC Enric Holdings Ltd.	968,225	1,002
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	2,192,481	942
	China Machinery Engineering Corp.	1,583,516	920
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	910
^	Beijing Jingneng Clean Energy Co. Ltd.	3,506,885	881
	China South City Holdings Ltd.	4,030,311	876
	CSG Holding Co. Ltd. Class B	1,645,771	865
	China BlueChemical Ltd.	3,067,895	806
	Dazhong Transportation Group Co. Ltd. Class B	1,366,748	792
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,479,320	762
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	365,578	748
*,^	Shandong Chenming Paper Holdings Ltd.	487,874	741
	Central China Securities Co. Ltd.	1,920,000	732
	Shanghai Baosight Software Co. Ltd. Class B	387,642	722
	BOE Technology Group Co. Ltd. Class B	1,542,620	665
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	263,015	656
	Anhui Expressway Co. Ltd.	857,659	634
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	468,037	610
	Xinhua Winshare Publishing and Media Co. Ltd.	768,000	599
	Guangdong Electric Power Development Co. Ltd. Class B	1,577,791	582
	Dalian Port PDA Co. Ltd.	3,425,103	556
	China Foods Ltd.	1,206,843	554
	Bosideng International Holdings Ltd.	5,241,541	538
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	534
	Sichuan Expressway Co. Ltd.	1,539,487	532
*,2,3	Tianhe Chemicals Group Ltd.	3,538,329	527
	Weifu High-Technology Group Co. Ltd. Class B	244,062	527
*,^	Sinopec Oilfield Service Corp.	3,546,643	521
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	512
*	Dongfang Electric Corp. Ltd.	626,095	488
^	CITIC Resources Holdings Ltd.	4,332,222	488
2	Everbright Securities Co. Ltd.	401,600	482
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	339,821	471
	Shanghai Haixin Group Co. Class B	723,546	421
*,3	Hanergy Thin Film Power Group Ltd.	14,742,000	418
	Beijing North Star Co. Ltd.	1,163,223	414
	China National Accord Medicines Corp. Ltd. Class B	95,230	398
	Shanghai Huayi Group Corp. Ltd. Class B	421,647	382
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	381
	Shanghai Bailian Group Co. Ltd. Class B	304,123	363

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Foshan Electrical and Lighting Co. Ltd. Class B	483,976	354
*,^	Sinofert Holdings Ltd.	2,969,208	353
*,^	China Minsheng Financial Holding Corp. Ltd.	11,597,907	350
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	275,140	319
3	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	317
*	Huadian Energy Co. Ltd. Class B	892,501	306
^	Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	304
	Golden Eagle Retail Group Ltd.	247,928	285
*	Renhe Commercial Holdings Co. Ltd.	13,544,355	273
2	Shengjing Bank Co. Ltd.	351,632	235
*	Bengang Steel Plates Co. Ltd. Class B	637,300	228
	Jiangling Motors Corp. Ltd. Class B	163,283	226
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	28,423	197
	Jinzhou Port Co. Ltd. Class B	370,560	178
*,2	Yixin Group Ltd.	152,500	82
*,^	Sogou Inc. ADR	8,900	77
*,^,3	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			2,677,738
Colombia (0.1%)
	Bancolombia SA ADR	196,782	9,379
	Ecopetrol SA	5,845,448	6,451
	Grupo de Inversiones Suramericana SA	435,392	6,042
	Bancolombia SA	426,712	5,043
	Interconexion Electrica SA ESP	665,069	3,428
	Grupo Aval Acciones y Valores Preference Shares	6,846,045	3,010
	Ecopetrol SA ADR	115,889	2,559
	Almacenes Exito SA	341,229	2,060
	Grupo de Inversiones Suramericana SA Preference Shares	106,035	1,378
	Corp Financiera Colombiana SA	137,762	1,185
*	CEMEX Latam Holdings SA	276,207	852
	Grupo Aval Acciones y Valores SA ADR	55,412	491
	Cementos Argos SA Preference Shares	40,091	118
	Cementos Argos SA	2,122	7
			42,003
Czech Republic (0.0%)
	CEZ AS	271,483	6,933
	Komercni banka as	129,491	5,587
2	Moneta Money Bank AS	899,531	3,233
	O2 Czech Republic AS	82,217	1,124
	Philip Morris CR AS	694	532
			17,409
Denmark (1.1%)
	Novo Nordisk A/S Class B	3,018,190	141,939
	Danske Bank A/S	1,185,120	41,245
	DSV A/S	315,700	25,002
	Vestas Wind Systems A/S	349,604	22,616
	Pandora A/S	182,926	20,321
	Carlsberg A/S Class B	180,977	20,239
	Coloplast A/S Class B	227,447	19,268
*	Genmab A/S	94,306	19,040
2	Orsted A/S	278,377	18,327
	AP Moller - Maersk A/S Class B	11,196	17,936
	Novozymes A/S	367,020	17,255
	Chr Hansen Holding A/S	151,393	13,724
	AP Moller - Maersk A/S Class A	7,408	11,307
	ISS A/S	315,466	11,002
*	William Demant Holding A/S	193,513	7,541
	Jyske Bank A/S	121,588	7,281
	H Lundbeck A/S	101,639	5,888
	Tryg A/S	220,247	5,213
	Rockwool International A/S Class B	11,099	3,346
	TDC A/S	105,342	857
			429,347

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
Egypt (0.1%)
	Commercial International Bank Egypt SAE	1,810,786	9,617
	Eastern Tobacco	201,795	2,346
	ElSewedy Electric Co.	121,534	1,730
	Egyptian Financial Group-Hermes Holding Co.	947,835	1,402
	Talaat Moustafa Group	1,678,468	1,293
*	Global Telecom Holding SAE	3,842,768	1,116
	Telecom Egypt Co.	582,348	531
			18,035
Finland (0.7%)
	Nokia Oyj	9,266,466	55,601
	Sampo Oyj Class A	805,202	43,547
	UPM-Kymmene Oyj	915,940	32,683
	Kone Oyj Class B	653,790	32,471
	Neste Oyj	214,120	18,031
	Fortum Oyj	738,869	16,996
	Wartsila Oyj Abp	796,182	16,905
	Stora Enso Oyj	815,881	16,093
	Elisa Oyj	245,940	10,871
	Nokian Renkaat Oyj	230,342	9,217
	Kesko Oyj Class B	116,852	6,862
	Huhtamaki Oyj	158,133	6,432
	Metso Oyj	179,971	6,396
	Orion Oyj Class B	173,732	5,269
			277,374
France (7.1%)
	TOTAL SA	3,873,319	243,447
	LVMH Moet Hennessy Louis Vuitton SE	426,842	148,548
^	Sanofi	1,874,156	148,177
	BNP Paribas SA	1,852,761	143,033
	Airbus SE	937,808	110,084
^	AXA SA	3,246,923	92,859
	Schneider Electric SE	907,474	82,258
^	Danone SA	1,003,653	81,303
^	Vinci SA	796,669	79,655
	Kering SA	127,250	73,614
	Societe Generale SA	1,257,840	68,841
	Air Liquide SA	479,101	62,272
	Pernod Ricard SA	363,169	60,318
	Orange SA	3,284,582	59,713
	Safran SA	499,044	58,534
^	L'Oreal SA	221,965	53,447
	Engie SA	2,821,749	49,498
	Vivendi SA	1,832,384	48,324
	Essilor International Cie Generale d'Optique SA	348,812	47,644
	L'Oreal SA Loyalty Line	190,657	45,909
	Cie de Saint-Gobain	850,002	44,473
	Cie Generale des Etablissements Michelin SCA	303,152	42,631
	Capgemini SE	264,485	36,385
	Legrand SA	457,126	35,571
	Renault SA	316,309	34,282
	Hermes International	52,998	34,271
	Air Liquide SA (Prime de fidelite)	243,101	31,598
	Dassault Systemes SE	221,462	28,700
	Valeo SA	408,406	27,306
	Publicis Groupe SA	351,780	26,306
	Credit Agricole SA	1,579,648	26,013
	TechnipFMC plc	785,612	25,781
	STMicroelectronics NV	1,066,649	23,291
	Thales SA	170,790	21,649
	Atos SE	155,793	21,032
*,^	Veolia Environnement SA	882,868	20,888
^	Accor SA	347,494	19,641
	Carrefour SA	943,483	19,358

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Peugeot SA	753,437	18,553
^	Bouygues SA	350,953	17,901
	Arkema SA	122,034	15,986
	Teleperformance	98,184	15,779
	Eiffage SA	127,313	15,154
	Sodexo SA	152,267	15,079
	Gecina SA	84,740	14,690
*	Ubisoft Entertainment SA	149,933	14,326
^	Klepierre SA	345,089	14,124
	Edenred	398,350	13,723
	Alstom SA	264,889	12,060
	Natixis SA	1,433,806	11,776
	Bureau Veritas SA	438,278	11,460
	Getlink	772,331	10,899
^	SCOR SE	266,820	10,820
	Aeroports de Paris	48,589	10,696
	Faurecia SA	126,047	10,293
	Electricite de France SA	729,124	10,232
*	Rubis SCA	131,123	10,202
	Orpea	77,920	9,985
	Ipsen SA	58,762	9,512
^	SES SA Class A	602,781	9,300
^	Suez	635,450	9,164
	Eurofins Scientific SE	16,859	9,094
	Ingenico Group SA	95,778	8,378
	Bollore SA	1,685,037	8,375
	Iliad SA	41,168	8,246
	Rexel SA	518,813	8,043
	Dassault Aviation SA	3,974	7,924
	Elis SA	325,857	7,793
	Fonciere Des Regions	68,495	7,660
	Wendel SA	47,579	7,186
2	Amundi SA	83,552	7,106
	SEB SA	36,894	7,069
*,^	CNP Assurances	275,833	7,065
^	Eurazeo SA	74,648	6,557
	Eutelsat Communications SA	295,124	6,392
	Credit Agricole SA Loyalty Line	374,217	6,162
*,^	ICADE	61,651	6,127
	Remy Cointreau SA	42,251	5,821
	Imerys SA	63,300	5,778
	Lagardere SCA	196,823	5,629
*	BioMerieux	70,890	5,604
^	Casino Guichard Perrachon SA	98,750	5,122
^	Cie Plastic Omnium SA	96,547	4,640
^,2	Elior Group SA	225,572	4,606
	Societe BIC SA	44,278	4,518
	JCDecaux SA	125,161	4,485
	Sartorius Stedim Biotech	40,904	3,813
*	Air France-KLM	370,056	3,627
*,2	Worldline SA	68,376	3,449
*,2	ALD SA	141,614	2,391
	SEB SA Loyalty Line	9,727	1,864
	Electricite de France SA Loyalty Line	102,414	1,437
			2,750,329
Germany (6.5%)
	Allianz SE	750,494	177,512
	SAP SE	1,559,028	173,219
	Bayer AG	1,420,582	169,789
	Siemens AG	1,304,686	165,690
	BASF SE	1,570,483	163,400
	Daimler AG	1,654,033	130,038
	Deutsche Telekom AG	5,541,201	96,992
	adidas AG	339,586	83,461

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Deutsche Post AG	1,661,610	72,122
*	Linde AG- Tender Line	318,806	70,628
	Volkswagen AG Preference Shares	314,448	64,851
	Bayerische Motoren Werke AG	550,565	61,214
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	235,444	53,885
	Fresenius SE & Co. KGaA	694,413	52,883
	Continental AG	185,499	49,405
	Infineon Technologies AG	1,925,843	49,313
	Deutsche Bank AG	3,187,462	43,577
	Deutsche Boerse AG	320,887	43,156
	Vonovia SE	832,869	41,731
	E.ON SE	3,534,051	38,697
	Henkel AG & Co. KGaA Preference Shares	301,485	38,315
	Fresenius Medical Care AG & Co. KGaA	364,685	37,005
	Deutsche Wohnen SE	609,114	28,747
	Wirecard AG	195,889	26,504
	HeidelbergCement AG	255,241	24,960
2	Covestro AG	260,701	23,689
	Henkel AG & Co. KGaA	198,968	23,686
*	Commerzbank AG	1,786,075	23,011
	Porsche Automobil Holding SE Preference Shares	263,122	22,357
	Merck KGaA	222,034	21,691
	thyssenkrupp AG	796,472	20,717
	RWE AG	819,261	19,582
	Beiersdorf AG	171,646	19,420
	Symrise AG	207,633	16,784
	Brenntag AG	266,097	15,240
	MTU Aero Engines AG	88,408	15,207
	Hannover Rueck SE	103,148	14,487
	ProSiebenSat.1 Media SE	393,884	14,290
	United Internet AG	198,736	12,846
	LEG Immobilien AG	108,628	12,525
*	QIAGEN NV	376,735	12,324
	Deutsche Lufthansa AG	403,003	11,713
	LANXESS AG	157,239	11,648
	GEA Group AG	285,418	11,144
	Uniper SE	333,788	10,321
	HUGO BOSS AG	109,939	10,306
	Volkswagen AG	50,147	10,210
	KION Group AG	121,388	10,118
2	Innogy SE	220,553	9,691
	K&S AG	329,072	9,665
	Rheinmetall AG	73,538	9,610
	OSRAM Licht AG	164,628	9,465
*,2	Zalando SE	179,333	9,228
	Bayerische Motoren Werke AG Preference Shares	95,326	9,204
	Evonik Industries AG	256,428	9,111
	Sartorius AG Preference Shares	58,668	9,012
*,2	Delivery Hero AG	185,380	8,831
*,2	Siemens Healthineers AG	222,659	8,681
	MAN SE	60,894	7,019
	Fuchs Petrolub SE Preference Shares	118,111	6,342
	Axel Springer SE	76,125	6,236
	HOCHTIEF AG	33,290	6,074
	Fraport AG Frankfurt Airport Services Worldwide	60,967	5,900
	1&1 Drillisch AG	79,366	5,738
	Telefonica Deutschland Holding AG	1,151,816	5,497
	RTL Group SA	65,608	5,399
	TUI AG	232,404	5,255
	Hella GmbH & Co. KGaA	77,184	4,761
	Wacker Chemie AG	25,875	4,650
	METRO AG	289,774	4,192
	STADA Arzneimittel AG	38,789	3,927
	Rational AG	5,675	3,549

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Fielmann AG	42,788	3,514
	CECONOMY AG	276,921	3,103
	FUCHS PETROLUB SE	59,300	3,047
	Talanx AG	66,360	2,990
	Carl Zeiss Meditec AG	39,804	2,707
*,2	Hapag-Lloyd AG	61,659	2,639
	Suedzucker AG	138,014	2,294
	Puma SE	3,556	1,732
	RWE AG Preference Shares	67,956	1,376
			2,510,849
Greece (0.1%)
*	Alpha Bank AE	2,350,065	6,209
	Hellenic Telecommunications Organization SA	422,264	6,148
	OPAP SA	374,506	4,481
*	National Bank of Greece SA	9,491,510	3,946
*	Eurobank Ergasias SA	3,101,928	3,915
	JUMBO SA	180,171	3,298
	Motor Oil Hellas Corinth Refineries SA	95,082	2,266
*	Mytilineos Holdings SA	185,935	2,242
	Piraeus Bank SA	497,967	2,103
	Titan Cement Co. SA	73,519	1,936
*	FF Group	60,219	1,142
	Hellenic Petroleum SA	100,848	1,026
			38,712
Hong Kong (2.7%)
	AIA Group Ltd.	20,745,852	185,410
^	Hong Kong Exchanges & Clearing Ltd.	2,129,971	68,999
	CK Hutchison Holdings Ltd.	4,599,710	54,391
*	CK Asset Holdings Ltd.	4,621,699	39,899
	Sun Hung Kai Properties Ltd.	2,438,033	39,263
	Link REIT	3,735,460	33,014
	BOC Hong Kong Holdings Ltd.	6,162,196	31,856
	Galaxy Entertainment Group Ltd.	3,627,309	31,748
	Hang Seng Bank Ltd.	1,243,966	31,510
	Hong Kong & China Gas Co. Ltd.	14,053,559	29,364
	CLP Holdings Ltd.	2,823,082	29,315
	Sands China Ltd.	4,114,008	23,776
	Jardine Matheson Holdings Ltd.	355,492	21,526
	AAC Technologies Holdings Inc.	1,189,949	17,079
	Power Assets Holdings Ltd.	2,246,916	16,719
	Wharf Real Estate Investment Co. Ltd.	2,084,472	15,629
2	WH Group Ltd.	14,378,423	14,886
	China Mengniu Dairy Co. Ltd.	4,592,849	14,806
	Hongkong Land Holdings Ltd.	2,002,691	14,474
	New World Development Co. Ltd.	9,725,840	14,263
	MTR Corp. Ltd.	2,400,842	13,490
	Techtronic Industries Co. Ltd.	2,146,388	12,574
	Jardine Strategic Holdings Ltd.	311,847	11,802
	Henderson Land Development Co. Ltd.	1,843,640	11,690
	Wheelock & Co. Ltd.	1,405,113	10,425
	Samsonite International SA	2,194,358	9,898
	Wynn Macau Ltd.	2,507,084	9,265
	Bank of East Asia Ltd.	2,075,515	9,114
	Sino Land Co. Ltd.	5,210,374	8,994
	Swire Pacific Ltd. Class A	876,639	8,662
	CK Infrastructure Holdings Ltd.	1,073,818	8,475
	Want Want China Holdings Ltd.	9,493,382	8,389
	Hang Lung Properties Ltd.	3,485,742	8,249
	ASM Pacific Technology Ltd.	523,494	7,174
	Wharf Holdings Ltd.	2,086,258	6,941
*,^	Semiconductor Manufacturing International Corp.	5,074,417	6,526
	Swire Properties Ltd.	1,812,868	6,435
	Hysan Development Co. Ltd.	1,060,530	6,172
	Tingyi Cayman Islands Holding Corp.	3,180,119	6,027

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Minth Group Ltd.	1,179,490	5,600
	Melco International Development Ltd.	1,366,504	5,059
	Li & Fung Ltd.	9,960,956	5,010
	Xinyi Glass Holdings Ltd.	3,434,685	4,938
	Kerry Properties Ltd.	1,005,165	4,805
	NWS Holdings Ltd.	2,418,043	4,768
	Hang Lung Group Ltd.	1,503,967	4,543
	PRADA SPA	883,758	4,484
	PCCW Ltd.	7,202,207	4,452
	Dairy Farm International Holdings Ltd.	519,400	4,362
	Sun Art Retail Group Ltd.	3,772,460	4,240
	Shangri-La Asia Ltd.	1,909,232	3,716
	Hopewell Holdings Ltd.	986,568	3,500
	Yue Yuen Industrial Holdings Ltd.	1,232,728	3,493
	MGM China Holdings Ltd.	1,265,164	3,470
	VTech Holdings Ltd.	271,290	3,303
	Orient Overseas International Ltd.	343,338	3,265
	SJM Holdings Ltd.	3,148,280	3,153
	Swire Pacific Ltd. Class B	1,570,000	2,646
	Xinyi Solar Holdings Ltd.	5,463,662	2,490
	Great Eagle Holdings Ltd.	463,425	2,341
	Champion REIT	3,307,027	2,336
	Chow Tai Fook Jewellery Group Ltd.	1,781,592	2,297
	Haitong International Securities Group Ltd.	3,900,736	2,274
2	BOC Aviation Ltd.	361,100	2,111
	Nexteer Automotive Group Ltd.	1,363,000	2,097
	First Pacific Co. Ltd.	3,986,253	2,041
	Johnson Electric Holdings Ltd.	580,622	2,021
	Uni-President China Holdings Ltd.	1,981,788	1,873
	Dah Sing Financial Holdings Ltd.	265,784	1,775
	Cathay Pacific Airways Ltd.	1,065,672	1,711
	Television Broadcasts Ltd.	510,509	1,620
	China Travel International Investment Hong Kong Ltd.	4,239,542	1,581
	Guotai Junan International Holdings Ltd.	5,238,228	1,565
	Shui On Land Ltd.	5,762,885	1,552
	Towngas China Co. Ltd.	1,725,806	1,538
	Dah Sing Banking Group Ltd.	622,444	1,478
	Shougang Fushan Resources Group Ltd.	6,027,352	1,478
	L'Occitane International SA	778,775	1,447
	Lifestyle International Holdings Ltd.	754,563	1,410
	Kerry Logistics Network Ltd.	916,924	1,400
	Cafe de Coral Holdings Ltd.	561,108	1,378
	Shun Tak Holdings Ltd.	3,083,006	1,269
	SA Sa International Holdings Ltd.	1,903,621	1,181
*	Esprit Holdings Ltd.	3,036,390	1,049
	Huabao International Holdings Ltd.	1,401,000	892
	FIH Mobile Ltd.	4,937,762	847
^	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,011,886	739
*,^,2	FIT Hon Teng Ltd.	1,684,000	646
*,^	Macau Legend Development Ltd.	2,657,006	421
*,^	China Oceanwide Holdings Ltd.	7,713,799	421
*,3	Brightoil Petroleum Holdings Ltd.	3,241,567	83
^	Kingston Financial Group Ltd.	5,258	3
			1,026,401
Hungary (0.1%)
	OTP Bank Nyrt	423,651	18,473
*	MOL Hungarian Oil & Gas plc	738,837	8,538
	Richter Gedeon Nyrt	240,239	4,851
	Magyar Telekom Telecommunications plc	746,603	1,291
			33,153
India (2.4%)
	Housing Development Finance Corp. Ltd.	2,729,858	76,877
	Infosys Ltd. ADR	2,920,477	51,605
2	Reliance Industries Ltd. GDR	1,755,841	50,523

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tata Consultancy Services Ltd.	788,692	41,632
	Hindustan Unilever Ltd.	1,216,989	27,411
	Maruti Suzuki India Ltd.	207,718	27,333
	Reliance Industries Ltd.	1,899,819	27,303
	Axis Bank Ltd.	3,080,079	23,767
	ITC Ltd.	5,009,318	21,071
*	Yes Bank Ltd.	2,904,384	15,677
	Sun Pharmaceutical Industries Ltd.	1,869,594	14,763
	Oil & Natural Gas Corp. Ltd.	5,295,762	14,287
	HCL Technologies Ltd.	903,142	14,212
	Mahindra & Mahindra Ltd.	1,046,378	13,639
	Bharti Airtel Ltd.	2,196,337	13,425
	Vedanta Ltd.	2,875,102	12,762
	Larsen & Toubro Ltd.	575,626	12,044
	Indiabulls Housing Finance Ltd.	554,527	10,807
	Eicher Motors Ltd.	22,935	10,666
	Bharat Petroleum Corp. Ltd.	1,716,310	9,926
	JSW Steel Ltd.	2,025,552	9,803
	State Bank of India GDR	262,311	9,647
	Hero MotoCorp Ltd.	167,329	9,330
	Coal India Ltd.	2,176,519	9,273
	Indian Oil Corp. Ltd.	3,766,279	9,114
	Grasim Industries Ltd.	553,890	9,040
	Asian Paints Ltd.	494,736	8,886
*	Tata Motors Ltd.	1,741,000	8,801
	NTPC Ltd.	3,403,230	8,759
	UltraTech Cement Ltd.	140,939	8,649
	Adani Ports & Special Economic Zone Ltd.	1,419,363	8,642
	Bajaj Finance Ltd.	294,220	8,372
	Zee Entertainment Enterprises Ltd.	912,926	8,025
	Tech Mahindra Ltd.	801,913	8,023
	Titan Co. Ltd.	531,540	7,795
	Godrej Consumer Products Ltd.	419,079	6,990
	Shriram Transport Finance Co. Ltd.	288,888	6,942
	Bharti Infratel Ltd.	1,472,202	6,897
	UPL Ltd.	612,185	6,671
	Bajaj Auto Ltd.	150,916	6,650
^	Wipro Ltd. ADR	1,364,801	6,524
	Motherson Sumi Systems Ltd.	1,074,588	5,667
	Piramal Enterprises Ltd.	145,401	5,644
	Nestle India Ltd.	39,520	5,558
*	United Spirits Ltd.	102,505	5,545
	Hindalco Industries Ltd.	1,548,582	5,423
	Bajaj Finserv Ltd.	65,284	5,346
	Infosys Ltd.	294,209	5,273
	Dabur India Ltd.	915,406	5,053
	Ambuja Cements Ltd.	1,347,101	5,047
	Cipla Ltd.	554,483	5,027
	Ashok Leyland Ltd.	2,012,226	4,936
	Hindustan Petroleum Corp. Ltd.	1,051,132	4,777
	Lupin Ltd.	376,355	4,563
	GAIL India Ltd.	917,680	4,459
	Aurobindo Pharma Ltd.	456,490	4,380
	Power Grid Corp. of India Ltd.	1,326,196	4,119
	Mahindra & Mahindra Financial Services Ltd.	520,665	4,103
	Tata Steel Ltd.	462,514	4,095
	Britannia Industries Ltd.	49,294	4,069
	Marico Ltd.	784,533	3,896
	Bharat Forge Ltd.	322,361	3,726
	ICICI Bank Ltd.	872,215	3,710
	Shree Cement Ltd.	14,565	3,688
	Bosch Ltd.	12,644	3,667
	LIC Housing Finance Ltd.	432,716	3,526
2	InterGlobe Aviation Ltd.	165,479	3,468

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Pidilite Industries Ltd.	208,196	3,379
	Havells India Ltd.	413,668	3,377
	Page Industries Ltd.	8,498	3,067
2	ICICI Prudential Life Insurance Co. Ltd.	446,427	2,842
*	Idea Cellular Ltd.	2,740,500	2,829
	Container Corp. Of India Ltd.	144,523	2,815
	IndusInd Bank Ltd.	90,544	2,564
*	Cadila Healthcare Ltd.	412,977	2,545
*,2	Avenue Supermarts Ltd.	112,211	2,490
	NMDC Ltd.	1,328,128	2,474
	Siemens Ltd.	145,177	2,435
	Biocon Ltd.	242,771	2,419
	Divi's Laboratories Ltd.	133,997	2,396
	Rajesh Exports Ltd.	234,345	2,391
	Dr Reddy's Laboratories Ltd.	75,249	2,380
	DLF Ltd.	709,191	2,353
*	Jindal Steel & Power Ltd.	626,136	2,343
*	Oracle Financial Services Software Ltd.	35,671	2,297
	Wipro Ltd.	546,238	2,266
	MRF Ltd.	1,818	2,171
	Dr Reddy's Laboratories Ltd. ADR	65,780	2,125
	Tata Power Co. Ltd.	1,605,044	2,115
	Rural Electrification Corp. Ltd.	1,100,159	2,094
	United Breweries Ltd.	113,001	2,023
	Bharat Heavy Electricals Ltd.	1,535,422	2,010
	Glenmark Pharmaceuticals Ltd.	232,830	1,990
	Mphasis Ltd.	126,745	1,961
	Hindustan Zinc Ltd.	399,736	1,953
	ACC Ltd.	82,318	1,952
	L&T Finance Holdings Ltd.	746,294	1,925
*	Steel Authority of India Ltd.	1,667,461	1,923
	Bharat Electronics Ltd.	965,480	1,888
	NHPC Ltd.	4,419,395	1,880
	Colgate-Palmolive India Ltd.	110,520	1,856
	Sun TV Network Ltd.	140,527	1,845
*	Tata Motors Ltd. Class A	641,015	1,829
	Bajaj Holdings & Investment Ltd.	44,768	1,812
	Bank of Baroda	777,733	1,724
	ABB India Ltd.	84,824	1,723
	Berger Paints India Ltd.	388,750	1,664
	IDFC Bank Ltd.	2,255,709	1,626
	Dalmia Bharat Ltd.	35,658	1,625
	Kansai Nerolac Paints Ltd.	215,220	1,610
	Oil India Ltd.	457,404	1,588
	Emami Ltd.	92,479	1,542
	GlaxoSmithKline Consumer Healthcare Ltd.	16,879	1,540
	Reliance Infrastructure Ltd.	217,413	1,459
	Torrent Pharmaceuticals Ltd.	67,954	1,438
	Power Finance Corp. Ltd.	1,061,931	1,393
	Reliance Capital Ltd.	212,625	1,378
	State Bank of India	365,914	1,346
	Vakrangee Ltd.	873,983	1,304
	Exide Industries Ltd.	345,047	1,276
	Petronet LNG Ltd.	376,420	1,276
	Cummins India Ltd.	108,931	1,253
	Tata Communications Ltd.	130,712	1,216
*	Punjab National Bank	819,836	1,166
	Castrol India Ltd.	392,814	1,143
*	GMR Infrastructure Ltd.	3,614,301	1,103
	Godrej Industries Ltd.	116,333	1,040
	Adani Enterprises Ltd.	438,957	914
	JSW Energy Ltd.	722,665	911
*	CG Power and Industrial Solutions Ltd.	707,181	883
*	IDBI Bank Ltd.	887,668	873

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Canara Bank	202,371	800
	Torrent Power Ltd.	194,270	714
*	Wockhardt Ltd.	55,535	691
*	Adani Power Ltd.	1,724,914	659
*	Bank of India	394,069	610
	ICICI Bank Ltd. ADR	64,845	552
	Mangalore Refinery & Petrochemicals Ltd.	335,742	541
*	Reliance Power Ltd.	920,386	507
	Great Eastern Shipping Co. Ltd.	91,281	502
*,2	ICICI Lombard General Insurance Co. Ltd.	44,070	502
*	Reliance Communications Ltd.	1,806,672	411
*	Union Bank of India	288,518	408
	IDFC Ltd.	414,979	363
	GlaxoSmithKline Pharmaceuticals Ltd.	8,338	293
*,3	Adani Green Energy Ltd.	334,046	129
			910,038
Indonesia (0.4%)
	Bank Central Asia Tbk PT	16,532,999	26,143
	Telekomunikasi Indonesia Persero Tbk PT	81,062,624	22,120
	Bank Rakyat Indonesia Persero Tbk PT	90,653,315	20,902
	Astra International Tbk PT	34,677,188	17,749
	Bank Mandiri Persero Tbk PT	31,705,872	16,061
	Bank Negara Indonesia Persero Tbk PT	12,727,987	7,328
	Unilever Indonesia Tbk PT	1,964,830	6,530
	United Tractors Tbk PT	2,589,212	6,317
	Gudang Garam Tbk PT	796,786	3,958
	Indofood Sukses Makmur Tbk PT	7,583,805	3,792
	Hanjaya Mandala Sampoerna Tbk PT	14,881,400	3,771
	Kalbe Farma Tbk PT	32,532,837	3,512
*	Semen Indonesia Persero Tbk PT	4,999,549	3,453
	Charoen Pokphand Indonesia Tbk PT	12,638,164	3,332
	Matahari Department Store Tbk PT	4,043,500	2,994
	Indocement Tunggal Prakarsa Tbk PT	2,303,098	2,914
	Adaro Energy Tbk PT	21,969,963	2,877
	Perusahaan Gas Negara Persero Tbk PT	18,212,146	2,578
	Bank Danamon Indonesia Tbk PT	5,219,027	2,488
	Indofood CBP Sukses Makmur Tbk PT	3,967,784	2,465
	Surya Citra Media Tbk PT	9,572,279	1,752
	Bukit Asam Tbk PT	6,746,955	1,560
	Bumi Serpong Damai Tbk PT	12,776,740	1,543
	Tower Bersama Infrastructure Tbk PT	3,324,365	1,324
	Jasa Marga Persero Tbk PT	3,751,819	1,173
*	XL Axiata Tbk PT	6,217,150	942
	Media Nusantara Citra Tbk PT	8,802,166	833
*	Vale Indonesia Tbk PT	3,299,862	742
	Astra Agro Lestari Tbk PT	680,225	623
			171,776
Ireland (0.2%)
	Kerry Group plc Class A	249,371	25,421
	Bank of Ireland Group plc	1,567,987	14,067
	Kingspan Group plc	254,836	11,536
	AIB Group plc	1,160,658	6,917
	Glanbia plc	343,514	5,802
*	Ryanair Holdings plc	13,600	254
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			63,997
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd.	1,548,935	27,894
	Bank Leumi Le-Israel BM	2,468,020	14,560
	Bank Hapoalim BM	1,770,118	12,089
*	Nice Ltd.	104,594	9,909
	Frutarom Industries Ltd.	62,614	5,985
*	Israel Discount Bank Ltd. Class A	2,017,055	5,585

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Israel Chemicals Ltd.	1,176,107	5,256
	Elbit Systems Ltd.	40,506	4,669
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,519,910	4,441
*	Tower Semiconductor Ltd.	158,761	4,140
	Mizrahi Tefahot Bank Ltd.	222,509	4,067
*	SodaStream International Ltd.	35,650	3,359
	Azrieli Group Ltd.	50,006	2,287
*	Mazor Robotics Ltd.	77,474	2,068
	Paz Oil Co. Ltd.	13,849	2,015
	First International Bank Of Israel Ltd.	89,100	1,837
	Alony Hetz Properties & Investments Ltd.	172,919	1,534
	Gazit-Globe Ltd.	160,081	1,513
	Strauss Group Ltd.	71,423	1,469
*	Airport City Ltd.	123,594	1,411
	Harel Insurance Investments & Financial Services Ltd.	188,770	1,370
	Israel Corp. Ltd.	6,309	1,234
	Delek Group Ltd.	7,987	1,194
	Oil Refineries Ltd.	2,571,477	1,113
	Amot Investments Ltd.	193,067	952
	Melisron Ltd.	22,790	931
	Shufersal Ltd.	116,977	670
	Shikun & Binui Ltd.	335,390	567
*	Migdal Insurance & Financial Holding Ltd.	528,473	517
*	Phoenix Holdings Ltd.	100,843	516
	Teva Pharmaceutical Industries Ltd. ADR	17,277	311
			125,463
Italy (1.9%)
	Intesa Sanpaolo SPA (Registered)	23,067,944	87,750
	Enel SPA	13,341,251	84,634
	Eni SPA	4,292,097	83,905
	UniCredit SPA	3,828,874	83,011
	Assicurazioni Generali SPA	2,249,120	45,385
*	Fiat Chrysler Automobiles NV	1,868,349	41,513
	Atlantia SPA	912,256	30,196
	Ferrari NV	215,809	26,475
	CNH Industrial NV	1,649,972	20,302
	Snam SPA	4,063,767	19,511
*	Telecom Italia SPA (Registered)	19,412,466	19,151
	Luxottica Group SPA	266,551	16,629
	Terna Rete Elettrica Nazionale SPA	2,424,152	14,550
	EXOR NV	183,480	13,593
	Moncler SPA	274,780	12,385
	Mediobanca Banca di Credito Finanziario SPA	997,419	12,086
	Tenaris SA	572,189	10,724
	Prysmian SPA	364,054	10,702
*	Banco BPM SPA	2,598,259	9,425
	Telecom Italia SPA (Bearer)	10,542,014	9,054
^	Unione di Banche Italiane SPA	1,688,556	8,697
	FinecoBank Banca Fineco SPA	673,440	8,019
2	Poste Italiane SPA	796,596	7,778
	Leonardo SPA	664,834	7,682
	Davide Campari-Milano SPA	979,151	7,335
	Intesa Sanpaolo SPA	1,765,379	6,990
	Recordati SPA	171,184	6,106
*,2	Pirelli & C SPA	632,271	5,478
	Italgas SPA	842,834	5,454
	A2A SPA	2,652,581	5,334
*	Saipem SPA	991,969	3,789
	UnipolSai Assicurazioni SPA	1,325,882	3,563
^	Banca Mediolanum SPA	424,366	3,401
	Buzzi Unicem SPA	120,654	3,046
*,^	Mediaset SPA	590,726	2,344
^	Salvatore Ferragamo SPA	73,883	2,183
	Parmalat SPA	326,774	1,191

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Buzzi Unicem SPA Saving Shares	71,532	1,025
		740,396
Japan (17.6%)
Toyota Motor Corp.	4,441,791	291,259
Mitsubishi UFJ Financial Group Inc.	22,065,459	147,868
SoftBank Group Corp.	1,462,068	111,715
Honda Motor Co. Ltd.	3,019,079	103,814
Sony Corp.	2,166,390	101,184
Sumitomo Mitsui Financial Group Inc.	2,290,930	95,482
Keyence Corp.	154,446	94,178
KDDI Corp.	3,087,864	82,889
Mizuho Financial Group Inc.	43,562,558	78,815
Nintendo Co. Ltd.	184,353	77,461
FANUC Corp.	333,017	71,336
Shin-Etsu Chemical Co. Ltd.	698,801	70,124
Nidec Corp.	401,655	62,836
Central Japan Railway Co.	310,849	62,289
East Japan Railway Co.	638,116	61,303
Mitsubishi Corp.	2,205,563	60,820
Canon Inc.	1,755,388	60,384
Kao Corp.	826,379	59,405
Seven & i Holdings Co. Ltd.	1,322,219	58,258
Hitachi Ltd.	7,918,956	57,797
Tokio Marine Holdings Inc.	1,198,741	56,577
NTT DOCOMO Inc.	2,154,345	55,655
Japan Tobacco Inc.	2,050,767	55,127
Takeda Pharmaceutical Co. Ltd.	1,308,848	55,116
Panasonic Corp.	3,655,570	54,129
Nippon Telegraph & Telephone Corp.	1,132,985	53,766
Komatsu Ltd.	1,567,111	53,421
Daikin Industries Ltd.	454,271	53,066
Mitsubishi Electric Corp.	3,388,600	51,949
Mitsui & Co. Ltd.	2,876,533	51,844
Tokyo Electron Ltd.	266,622	51,206
Astellas Pharma Inc.	3,462,378	50,642
ITOCHU Corp.	2,421,865	48,433
Recruit Holdings Co. Ltd.	2,051,461	47,300
Bridgestone Corp.	1,056,542	44,166
Denso Corp.	837,199	44,026
Shiseido Co. Ltd.	665,755	43,195
Mitsui Fudosan Co. Ltd.	1,620,746	41,516
Murata Manufacturing Co. Ltd.	324,665	40,988
Daiwa House Industry Co. Ltd.	1,112,382	40,670
Kirin Holdings Co. Ltd.	1,435,906	40,304
Dai-ichi Life Holdings Inc.	1,946,511	38,643
Fast Retailing Co. Ltd.	87,885	38,583
ORIX Corp.	2,198,853	38,565
Suzuki Motor Corp.	704,875	37,886
SMC Corp.	99,338	37,748
Daiichi Sankyo Co. Ltd.	1,098,261	37,588
Otsuka Holdings Co. Ltd.	718,616	37,571
Mitsubishi Estate Co. Ltd.	2,024,861	36,999
JXTG Holdings Inc.	5,457,635	35,577
Subaru Corp.	1,051,038	35,280
Nissan Motor Co. Ltd.	3,309,639	34,819
Sumitomo Corp.	1,920,445	34,473
Kyocera Corp.	533,959	34,116
Hoya Corp.	631,626	33,745
Asahi Group Holdings Ltd.	653,386	33,052
Oriental Land Co. Ltd.	325,176	32,405
Nomura Holdings Inc.	5,622,723	32,384
Kubota Corp.	1,915,987	32,305
Eisai Co. Ltd.	452,602	30,356
Terumo Corp.	525,737	29,747

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Sumitomo Realty & Development Co. Ltd.	739,762	29,386
Asahi Kasei Corp.	2,133,229	29,332
Nippon Steel & Sumitomo Metal Corp.	1,332,894	28,979
MS&AD Insurance Group Holdings Inc.	856,412	28,858
Japan Post Holdings Co. Ltd.	2,275,754	27,653
Sumitomo Mitsui Trust Holdings Inc.	639,754	27,130
* Toshiba Corp.	10,075,216	27,002
FUJIFILM Holdings Corp.	651,705	26,209
Sompo Holdings Inc.	606,167	25,380
Shionogi & Co. Ltd.	487,243	25,040
Secom Co. Ltd.	331,506	24,871
Toray Industries Inc.	2,596,052	24,233
Aeon Co. Ltd.	1,193,486	23,849
West Japan Railway Co.	314,271	22,213
Sysmex Corp.	246,690	21,792
Nitori Holdings Co. Ltd.	126,543	21,340
Resona Holdings Inc.	3,747,375	21,293
Mitsubishi Chemical Holdings Corp.	2,209,212	20,898
Daito Trust Construction Co. Ltd.	121,477	20,270
Marubeni Corp.	2,682,303	20,143
Fujitsu Ltd.	3,319,072	20,122
Inpex Corp.	1,564,878	20,005
Sumitomo Electric Industries Ltd.	1,285,096	19,674
Nitto Denko Corp.	263,554	19,594
Chugai Pharmaceutical Co. Ltd.	370,564	19,543
Taisei Corp.	359,957	19,418
Mitsubishi Heavy Industries Ltd.	490,227	19,380
Tokyo Gas Co. Ltd.	717,866	19,264
Chubu Electric Power Co. Inc.	1,197,997	18,782
Makita Corp.	418,124	18,734
MEIJI Holdings Co. Ltd.	230,644	18,498
Unicharm Corp.	656,857	18,467
Sekisui House Ltd.	992,961	18,200
Omron Corp.	337,125	18,194
JFE Holdings Inc.	878,893	18,037
Olympus Corp.	481,919	17,971
Dentsu Inc.	377,295	17,873
Shimano Inc.	133,962	17,813
TDK Corp.	204,854	17,656
Ono Pharmaceutical Co. Ltd.	757,624	17,513
Kansai Electric Power Co. Inc.	1,245,553	17,427
Sumitomo Metal Mining Co. Ltd.	406,785	17,354
Japan Exchange Group Inc.	922,385	17,082
Daiwa Securities Group Inc.	2,702,067	16,576
T&D Holdings Inc.	971,638	16,502
Toyota Industries Corp.	274,160	16,167
Aisin Seiki Co. Ltd.	297,178	16,100
Ajinomoto Co. Inc.	870,580	15,951
Yamato Holdings Co. Ltd.	609,455	15,669
Yaskawa Electric Corp.	378,794	15,378
Yamaha Motor Co. Ltd.	475,886	15,216
Kajima Corp.	1,569,848	15,124
Hankyu Hanshin Holdings Inc.	382,388	15,042
Sumitomo Chemical Co. Ltd.	2,580,905	14,767
Yakult Honsha Co. Ltd.	206,408	14,705
Osaka Gas Co. Ltd.	674,754	14,530
MINEBEA MITSUMI Inc.	719,727	14,395
Isuzu Motors Ltd.	929,831	14,193
Tokyu Corp.	845,522	14,193
TOTO Ltd.	247,126	14,007
Rohm Co. Ltd.	151,154	14,006
Ryohin Keikaku Co. Ltd.	40,404	13,821
Toyota Tsusho Corp.	381,914	13,694
Mazda Motor Corp.	974,642	13,551

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	FamilyMart UNY Holdings Co. Ltd.	139,058	13,535
	Yamaha Corp.	277,935	13,411
	Asahi Glass Co. Ltd.	320,672	13,308
	Obayashi Corp.	1,152,715	13,275
	Kikkoman Corp.	301,648	13,072
	Koito Manufacturing Co. Ltd.	195,228	13,065
	MISUMI Group Inc.	472,667	13,044
	M3 Inc.	344,628	12,988
*	Tokyo Electric Power Co. Holdings Inc.	2,657,049	12,631
	Kintetsu Group Holdings Co. Ltd.	306,994	12,474
	Shimadzu Corp.	459,502	12,471
*,^	Renesas Electronics Corp.	1,189,700	12,411
	Trend Micro Inc.	196,019	11,720
	Concordia Financial Group Ltd.	2,012,475	11,700
	NEC Corp.	425,086	11,652
	NTT Data Corp.	1,073,290	11,567
	Ricoh Co. Ltd.	1,163,079	11,365
	Bandai Namco Holdings Inc.	334,034	11,303
	Odakyu Electric Railway Co. Ltd.	524,432	11,288
	Tobu Railway Co. Ltd.	346,032	11,018
	Sekisui Chemical Co. Ltd.	617,889	10,930
	Don Quijote Holdings Co. Ltd.	201,772	10,863
	Dai Nippon Printing Co. Ltd.	504,351	10,860
	Nippon Paint Holdings Co. Ltd.	264,169	10,783
	Nissan Chemical Industries Ltd.	240,855	10,709
	Suntory Beverage & Food Ltd.	215,268	10,593
	Oji Holdings Corp.	1,504,903	10,586
	NSK Ltd.	780,176	10,440
	Tohoku Electric Power Co. Inc.	807,631	10,430
	Santen Pharmaceutical Co. Ltd.	620,902	10,428
	Nikon Corp.	596,101	10,372
*	Nexon Co. Ltd.	701,026	10,201
	Kuraray Co. Ltd.	603,010	10,043
	LIXIL Group Corp.	448,158	10,037
	Kyushu Electric Power Co. Inc.	794,696	9,846
	Idemitsu Kosan Co. Ltd.	251,003	9,806
	SUMCO Corp.	396,166	9,676
	Nisshin Seifun Group Inc.	442,224	9,663
	Rakuten Inc.	1,354,739	9,628
	Hisamitsu Pharmaceutical Co. Inc.	123,688	9,614
	Shimizu Corp.	970,696	9,604
	Obic Co. Ltd.	114,111	9,558
	Japan Post Bank Co. Ltd.	698,725	9,491
	Nippon Express Co. Ltd.	125,268	9,464
	Kyowa Hakko Kirin Co. Ltd.	434,352	9,398
	Lion Corp.	432,689	9,321
	SBI Holdings Inc.	365,091	9,206
^	Yahoo Japan Corp.	2,232,301	9,174
	Yokogawa Electric Corp.	415,648	9,152
	Stanley Electric Co. Ltd.	252,776	9,135
	Nomura Research Institute Ltd.	177,000	9,116
	Kose Corp.	49,295	9,110
	JGC Corp.	369,693	9,061
	Keio Corp.	197,620	9,021
	CyberAgent Inc.	164,140	9,016
	Shizuoka Bank Ltd.	883,684	8,961
	Mitsui Chemicals Inc.	312,013	8,944
	Tsuruha Holdings Inc.	62,163	8,923
	Chiba Bank Ltd.	1,103,453	8,903
	Daifuku Co. Ltd.	165,249	8,834
	Seiko Epson Corp.	469,673	8,828
	Kobayashi Pharmaceutical Co. Ltd.	104,600	8,826
	Start Today Co. Ltd.	305,037	8,808
	Kyushu Railway Co.	274,508	8,785

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Nissin Foods Holdings Co. Ltd.	118,595	8,733
Coca-Cola Bottlers Japan Holdings Inc.	202,562	8,712
Pigeon Corp.	184,398	8,643
Tosoh Corp.	487,266	8,619
Brother Industries Ltd.	401,647	8,615
Hamamatsu Photonics KK	222,697	8,582
NGK Spark Plug Co. Ltd.	326,537	8,375
Kawasaki Heavy Industries Ltd.	250,200	8,365
Hoshizaki Corp.	90,013	8,356
NGK Insulators Ltd.	450,577	8,265
Disco Corp.	47,068	8,250
Nagoya Railroad Co. Ltd.	313,101	8,200
Hirose Electric Co. Ltd.	57,931	8,152
Otsuka Corp.	174,770	8,098
Aozora Bank Ltd.	199,922	8,065
Mitsubishi Motors Corp.	1,078,333	8,025
Japan Airlines Co. Ltd.	202,338	7,985
Konami Holdings Corp.	162,531	7,982
Taiheiyo Cement Corp.	207,806	7,847
Keisei Electric Railway Co. Ltd.	240,282	7,823
Keikyu Corp.	425,874	7,802
Advantest Corp.	323,812	7,702
USS Co. Ltd.	365,596	7,678
ANA Holdings Inc.	193,594	7,663
NH Foods Ltd.	175,267	7,657
Electric Power Development Co. Ltd.	281,434	7,654
Fuji Electric Co. Ltd.	1,070,573	7,636
Kansai Paint Co. Ltd.	332,526	7,472
Taisho Pharmaceutical Holdings Co. Ltd.	77,954	7,456
Haseko Corp.	473,492	7,448
Toppan Printing Co. Ltd.	887,213	7,419
Mitsubishi Gas Chemical Co. Inc.	316,309	7,413
Bank of Kyoto Ltd.	122,486	7,363
Marui Group Co. Ltd.	354,358	7,355
Sumitomo Heavy Industries Ltd.	192,290	7,347
^ Sharp Corp.	248,567	7,262
IHI Corp.	221,687	7,246
Showa Denko KK	216,375	7,199
Mitsubishi Tanabe Pharma Corp.	377,033	7,161
Nabtesco Corp.	198,091	7,143
Alps Electric Co. Ltd.	321,792	7,107
Sojitz Corp.	2,134,460	7,026
Tokyu Fudosan Holdings Corp.	888,982	6,996
Persol Holdings Co. Ltd.	289,580	6,883
THK Co. Ltd.	195,524	6,815
J Front Retailing Co. Ltd.	419,737	6,801
Isetan Mitsukoshi Holdings Ltd.	608,157	6,766
Mebuki Financial Group Inc.	1,742,400	6,763
Alfresa Holdings Corp.	305,466	6,740
Amada Holdings Co. Ltd.	558,957	6,710
Fukuoka Financial Group Inc.	1,251,494	6,701
Hulic Co. Ltd.	611,947	6,585
Konica Minolta Inc.	765,125	6,568
Ebara Corp.	171,926	6,567
Hitachi Construction Machinery Co. Ltd.	180,632	6,564
Toho Co. Ltd.	196,686	6,561
^ Yamada Denki Co. Ltd.	1,252,963	6,554
Nippon Shinyaku Co. Ltd.	87,834	6,540
Mitsubishi Materials Corp.	212,804	6,477
Nihon M&A Center Inc.	216,572	6,321
JTEKT Corp.	387,102	6,263
Hikari Tsushin Inc.	38,523	6,245
Seibu Holdings Inc.	370,131	6,240
Rinnai Corp.	62,622	6,234

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Chugoku Electric Power Co. Inc.	491,879	6,154
	Toyo Suisan Kaisha Ltd.	154,911	6,099
	Kurita Water Industries Ltd.	187,935	6,086
	JSR Corp.	321,561	6,058
	Matsumotokiyoshi Holdings Co. Ltd.	134,348	5,985
	Asahi Intecc Co. Ltd.	169,942	5,928
	Nippon Yusen KK	274,912	5,848
	Suzuken Co. Ltd.	135,857	5,842
	MediPal Holdings Corp.	270,407	5,801
	Sundrug Co. Ltd.	112,496	5,787
	Daicel Corp.	499,685	5,765
	Asics Corp.	302,335	5,713
*	PeptiDream Inc.	141,360	5,711
	Teijin Ltd.	303,610	5,708
	Hakuhodo DY Holdings Inc.	406,543	5,688
	Hino Motors Ltd.	462,085	5,638
	Mitsui OSK Lines Ltd.	189,322	5,608
	Sohgo Security Services Co. Ltd.	112,989	5,579
	Pola Orbis Holdings Inc.	127,712	5,572
	Sumitomo Rubber Industries Ltd.	310,185	5,539
	Sega Sammy Holdings Inc.	336,763	5,532
	Casio Computer Co. Ltd.	371,102	5,528
	Ube Industries Ltd.	180,798	5,508
	Lawson Inc.	82,535	5,452
	SCREEN Holdings Co. Ltd.	66,571	5,445
^	Keihan Holdings Co. Ltd.	168,313	5,435
	Square Enix Holdings Co. Ltd.	131,053	5,432
	TIS Inc.	136,706	5,423
	Sony Financial Holdings Inc.	296,988	5,418
	Denka Co. Ltd.	151,759	5,403
	Tokyo Tatemono Co. Ltd.	352,516	5,369
	Nichirei Corp.	183,226	5,308
	Kobe Steel Ltd.	511,018	5,257
	Sumitomo Dainippon Pharma Co. Ltd.	284,689	5,178
	Furukawa Electric Co. Ltd.	105,326	5,176
	Hitachi High-Technologies Corp.	110,056	5,133
	Azbil Corp.	109,024	5,074
	Nankai Electric Railway Co. Ltd.	190,340	5,061
	Miura Co. Ltd.	166,618	5,060
	Tokyo Century Corp.	81,183	5,054
	Air Water Inc.	261,618	5,054
	Nifco Inc.	143,458	5,037
	Park24 Co. Ltd.	177,756	5,035
	Nomura Real Estate Holdings Inc.	202,312	5,006
	COMSYS Holdings Corp.	178,572	4,968
	Credit Saison Co. Ltd.	276,953	4,960
	Kaneka Corp.	493,677	4,878
	Kagome Co. Ltd.	135,228	4,876
	Yamaguchi Financial Group Inc.	390,300	4,875
	Rohto Pharmaceutical Co. Ltd.	166,392	4,843
	Ezaki Glico Co. Ltd.	89,123	4,801
	Horiba Ltd.	66,037	4,798
^	Skylark Co. Ltd.	326,003	4,795
	Yamazaki Baking Co. Ltd.	218,544	4,786
	Mitsubishi UFJ Lease & Finance Co. Ltd.	751,591	4,778
	DIC Corp.	139,977	4,750
	Seino Holdings Co. Ltd.	253,202	4,743
	Iida Group Holdings Co. Ltd.	243,207	4,741
	Toho Gas Co. Ltd.	155,112	4,716
	AEON Financial Service Co. Ltd.	199,773	4,679
	Showa Shell Sekiyu KK	327,599	4,626
	Oracle Corp. Japan	55,508	4,560
	House Foods Group Inc.	127,607	4,494
	Izumi Co. Ltd.	67,782	4,476

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Sanwa Holdings Corp.	348,407	4,474
Mabuchi Motor Co. Ltd.	88,708	4,457
Welcia Holdings Co. Ltd.	86,314	4,433
Kewpie Corp.	190,069	4,429
Benesse Holdings Inc.	121,441	4,423
Shinsei Bank Ltd.	282,124	4,393
Ulvac Inc.	82,000	4,387
Shimamura Co. Ltd.	37,675	4,384
Calbee Inc.	129,352	4,356
Takashimaya Co. Ltd.	505,825	4,344
Toyo Seikan Group Holdings Ltd.	273,165	4,298
Bic Camera Inc.	261,352	4,283
Gunma Bank Ltd.	733,851	4,283
Kakaku.com Inc.	223,837	4,267
Yokohama Rubber Co. Ltd.	179,836	4,234
Tokai Carbon Co. Ltd.	336,800	4,215
K's Holdings Corp.	292,222	4,215
Sankyu Inc.	86,100	4,185
Tsumura & Co.	114,291	4,146
Suruga Bank Ltd.	301,090	4,079
Aeon Mall Co. Ltd.	200,943	4,063
Kamigumi Co. Ltd.	178,484	4,018
Nippon Electric Glass Co. Ltd.	139,385	4,017
Relo Group Inc.	178,780	4,016
NOK Corp.	195,433	3,997
Mitsui Mining & Smelting Co. Ltd.	94,400	3,990
Kyowa Exeo Corp.	153,400	3,989
^ Ito En Ltd.	98,420	3,924
Kinden Corp.	224,798	3,921
Sotetsu Holdings Inc.	136,692	3,916
Hiroshima Bank Ltd.	511,221	3,890
Hitachi Metals Ltd.	339,819	3,884
Penta-Ocean Construction Co. Ltd.	490,200	3,863
Sumitomo Forestry Co. Ltd.	232,357	3,850
Seven Bank Ltd.	1,140,539	3,829
Hachijuni Bank Ltd.	714,758	3,775
Hitachi Chemical Co. Ltd.	170,949	3,750
Iyo Bank Ltd.	473,541	3,743
Daiichikosho Co. Ltd.	71,196	3,735
Nippon Shokubai Co. Ltd.	54,626	3,712
Takara Holdings Inc.	307,662	3,711
Cosmo Energy Holdings Co. Ltd.	112,243	3,698
Zensho Holdings Co. Ltd.	158,488	3,689
Nihon Kohden Corp.	129,050	3,688
Maruichi Steel Tube Ltd.	107,908	3,683
Nishi-Nippon Railroad Co. Ltd.	131,913	3,663
Sugi Holdings Co. Ltd.	62,416	3,634
Taiyo Nippon Sanso Corp.	244,674	3,627
NOF Corp.	121,200	3,616
Zenkoku Hosho Co. Ltd.	86,954	3,588
GS Yuasa Corp.	665,913	3,585
TS Tech Co. Ltd.	88,538	3,582
DeNA Co. Ltd.	187,507	3,574
Japan Steel Works Ltd.	108,450	3,552
Nippon Kayaku Co. Ltd.	281,477	3,522
Aica Kogyo Co. Ltd.	93,500	3,516
Leopalace21 Corp.	404,138	3,505
Miraca Holdings Inc.	89,916	3,500
Tokuyama Corp.	117,500	3,500
Chugoku Bank Ltd.	300,963	3,495
Topcon Corp.	175,846	3,490
Kaken Pharmaceutical Co. Ltd.	58,465	3,457
MonotaRO Co. Ltd.	98,682	3,440
Morinaga & Co. Ltd.	70,600	3,438

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Itochu Techno-Solutions Corp.	165,184	3,415
	Citizen Watch Co. Ltd.	457,226	3,407
	Cosmos Pharmaceutical Corp.	15,121	3,400
	Shikoku Electric Power Co. Inc.	266,653	3,400
^	Taiyo Yuden Co. Ltd.	190,063	3,371
*,^	Kawasaki Kisen Kaisha Ltd.	144,182	3,334
	Daido Steel Co. Ltd.	61,448	3,318
	Kyushu Financial Group Inc.	675,830	3,315
	Hokuhoku Financial Group Inc.	224,030	3,314
	Japan Airport Terminal Co. Ltd.	80,737	3,307
	Shima Seiki Manufacturing Ltd.	52,000	3,296
	Zeon Corp.	253,860	3,278
	Nishi-Nippon Financial Holdings Inc.	272,676	3,274
	Nagase & Co. Ltd.	191,669	3,273
	Glory Ltd.	95,018	3,267
	DMG Mori Co. Ltd.	173,034	3,233
	Nisshinbo Holdings Inc.	227,566	3,207
	Toda Corp.	388,208	3,201
	Ain Holdings Inc.	47,998	3,197
	Toyoda Gosei Co. Ltd.	126,157	3,185
	Wacoal Holdings Corp.	104,424	3,161
	Fujikura Ltd.	460,796	3,149
	NTN Corp.	714,541	3,143
	SG Holdings Co. Ltd.	140,300	3,124
	Aoyama Trading Co. Ltd.	81,000	3,120
	Nippon Paper Industries Co. Ltd.	162,644	3,115
	NHK Spring Co. Ltd.	281,048	3,106
	Sankyo Co. Ltd.	88,482	3,102
	Kyudenko Corp.	65,861	3,077
	Morinaga Milk Industry Co. Ltd.	70,000	3,075
	SCSK Corp.	71,791	3,072
	Capcom Co. Ltd.	160,546	3,069
	77 Bank Ltd.	124,205	3,069
	Tadano Ltd.	198,124	3,049
	Ibiden Co. Ltd.	184,472	3,046
^	Acom Co. Ltd.	672,372	3,044
	Rengo Co. Ltd.	353,888	3,042
	Sapporo Holdings Ltd.	106,231	3,040
	Dowa Holdings Co. Ltd.	79,151	2,975
	Sumitomo Osaka Cement Co. Ltd.	647,206	2,963
*	Hokuriku Electric Power Co.	290,040	2,960
	OKUMA Corp.	51,772	2,957
	Nipro Corp.	203,202	2,925
	Toyo Tire & Rubber Co. Ltd.	169,587	2,887
	Tokai Tokyo Financial Holdings Inc.	398,328	2,885
	Toyobo Co. Ltd.	147,524	2,874
	OSG Corp.	129,826	2,874
	ABC-Mart Inc.	43,586	2,872
	Open House Co. Ltd.	51,500	2,867
	H2O Retailing Corp.	152,102	2,862
	Sawai Pharmaceutical Co. Ltd.	65,728	2,840
	GMO Payment Gateway Inc.	28,303	2,801
	Mitsubishi Logistics Corp.	120,593	2,781
	Ushio Inc.	197,180	2,780
	Maeda Corp.	224,700	2,773
	Chiyoda Corp.	266,303	2,734
	PALTAC Corp.	54,200	2,713
	Japan Post Insurance Co. Ltd.	109,962	2,702
	Ariake Japan Co. Ltd.	31,285	2,684
	Kokuyo Co. Ltd.	146,400	2,644
	Daishi Bank Ltd.	57,619	2,584
	Fuji Oil Holdings Inc.	79,300	2,542
	San-In Godo Bank Ltd.	269,015	2,529
	Shochiku Co. Ltd.	16,734	2,458

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Shimachu Co. Ltd.	76,091	2,456
	Lintec Corp.	83,599	2,419
	Fukuyama Transporting Co. Ltd.	57,916	2,417
*	LINE Corp.	66,669	2,411
	Resorttrust Inc.	116,026	2,403
	FP Corp.	38,323	2,371
	Shiga Bank Ltd.	459,951	2,330
	Jafco Co. Ltd.	52,163	2,288
	Pilot Corp.	41,570	2,269
	Megmilk Snow Brand Co. Ltd.	73,769	2,221
	Awa Bank Ltd.	339,274	2,215
	Toyota Boshoku Corp.	104,525	2,194
*	Mitsui E&S Holdings Co. Ltd.	127,837	2,191
	Kandenko Co. Ltd.	182,228	2,158
	Itoham Yonekyu Holdings Inc.	237,390	2,156
	NTT Urban Development Corp.	182,337	2,148
	Autobacs Seven Co. Ltd.	112,595	2,125
	Maeda Road Construction Co. Ltd.	98,197	2,119
	Nippo Corp.	88,659	2,033
	Hokkaido Electric Power Co. Inc.	304,126	2,018
	Hitachi Capital Corp.	74,899	2,001
	HIS Co. Ltd.	53,888	1,967
	Keiyo Bank Ltd.	427,084	1,955
^	Sanrio Co. Ltd.	105,850	1,944
	Hitachi Transport System Ltd.	72,498	1,942
^	GungHo Online Entertainment Inc.	641,357	1,934
	Yamato Kogyo Co. Ltd.	62,099	1,831
	Matsui Securities Co. Ltd.	187,660	1,830
	Noevir Holdings Co. Ltd.	25,400	1,827
	Kusuri no Aoki Holdings Co. Ltd.	26,312	1,805
	Canon Marketing Japan Inc.	81,456	1,770
	Exedy Corp.	51,916	1,758
	Tokai Rika Co. Ltd.	87,779	1,754
*,^	Aiful Corp.	517,879	1,751
	Heiwa Corp.	87,615	1,739
	Ci:z Holdings Co. Ltd.	36,100	1,737
	North Pacific Bank Ltd.	514,168	1,735
	Koei Tecmo Holdings Co. Ltd.	81,717	1,680
	Ichigo Inc.	367,416	1,636
	Mochida Pharmaceutical Co. Ltd.	22,922	1,615
	NS Solutions Corp.	53,821	1,558
	KYORIN Holdings Inc.	78,970	1,544
	Fujitsu General Ltd.	93,730	1,526
	Kissei Pharmaceutical Co. Ltd.	53,628	1,513
	Nippon Television Holdings Inc.	85,100	1,492
^	Orient Corp.	964,987	1,490
	Japan Petroleum Exploration Co. Ltd.	57,158	1,487
	Komeri Co. Ltd.	51,821	1,383
	Fuji Media Holdings Inc.	80,000	1,312
	Tokyo Broadcasting System Holdings Inc.	57,579	1,280
	Japan Aviation Electronics Industry Ltd.	72,747	1,239
	Nissan Shatai Co. Ltd.	114,847	1,230
	Daikyo Inc.	56,194	1,223
^	ASKUL Corp.	36,769	1,156
	Nisshin Steel Co. Ltd.	83,186	1,101
	SKY Perfect JSAT Holdings Inc.	209,772	956
	Gree Inc.	157,657	871
	TV Asahi Holdings Corp.	36,641	859
^	OBIC Business Consultants Co. Ltd.	11,542	842
	Toppan Forms Co. Ltd.	70,373	786
*,^	Japan Display Inc.	588,100	777
	Mitsubishi Shokuhin Co. Ltd.	25,408	741
	COLOPL Inc.	76,046	574
*,^	Aplus Financial Co. Ltd.	194,686	209

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Juroku Bank Ltd.	4,071	107
			6,815,474
Luxembourg (0.0%)
	Tenaris SA ADR	112,271	4,197

Malaysia (0.7%)
	Public Bank Bhd. (Local)	5,284,624	31,977
	Tenaga Nasional Bhd.	6,980,000	28,106
	Malayan Banking Bhd.	10,065,400	27,594
	CIMB Group Holdings Bhd.	11,137,950	20,298
	Petronas Chemicals Group Bhd.	4,838,968	10,396
	Axiata Group Bhd.	7,587,924	10,181
	Genting Bhd.	3,860,800	8,768
	Sime Darby Plantation Bhd.	6,019,905	8,534
	IHH Healthcare Bhd.	4,804,600	7,423
	DiGi.Com Bhd.	6,288,966	7,382
	Maxis Bhd.	4,668,100	6,913
	IOI Corp. Bhd.	5,667,565	6,886
	Genting Malaysia Bhd.	4,795,400	6,243
	Petronas Gas Bhd.	1,320,750	5,976
	Kuala Lumpur Kepong Bhd.	805,500	5,220
	Hong Leong Bank Bhd.	1,074,200	5,179
	Gamuda Bhd.	3,723,600	4,862
	PPB Group Bhd.	951,800	4,657
	MISC Bhd.	2,470,523	4,486
	IJM Corp. Bhd.	5,483,840	4,152
	Sime Darby Bhd.	6,107,005	4,136
	Press Metal Aluminium Holdings Bhd.	3,138,900	3,830
	Nestle Malaysia Bhd.	105,200	3,695
	Malaysia Airports Holdings Bhd.	1,534,400	3,515
	Petronas Dagangan Bhd.	505,900	3,473
	AMMB Holdings Bhd.	3,333,400	3,292
	YTL Corp. Bhd.	8,262,266	3,037
	HAP Seng Consolidated Bhd.	1,125,700	2,801
	Telekom Malaysia Bhd.	1,976,100	2,658
	RHB Bank Bhd. (Common Shares)	1,889,900	2,541
	AirAsia Group Bhd.	2,533,600	2,475
	Sime Darby Property Bhd.	5,961,305	2,259
	Alliance Bank Malaysia Bhd.	1,908,600	2,107
	Hong Leong Financial Group Bhd.	384,435	1,898
2	Astro Malaysia Holdings Bhd.	3,577,468	1,733
	KLCCP Stapled Group Bhd.	765,400	1,513
	Westports Holdings Bhd.	1,781,196	1,505
	British American Tobacco Malaysia Bhd.	239,600	1,494
	Felda Global Ventures Holdings Bhd.	3,319,100	1,436
*	Sapura Energy Bhd.	8,138,696	1,310
	IOI Properties Group Bhd.	3,209,700	1,275
*	Bumi Armada Bhd.	5,785,400	1,233
	YTL Power International Bhd.	4,991,411	1,166
*	UEM Sunrise Bhd.	2,761,900	647
	MMC Corp. Bhd.	1,508,900	550
	Berjaya Sports Toto Bhd.	189,477	101
*,3	RHB Bank Bhd.	1,187,500	15
*	UMW Holdings Bhd.	7,200	11
			270,939
Malta (0.0%)
3	BGP Holdings plc	3,738,510	—

Mexico (0.8%)
	America Movil SAB de CV	50,621,683	46,854
	Fomento Economico Mexicano SAB de CV	3,605,312	34,850
	Grupo Financiero Banorte SAB de CV	4,190,893	26,223
	Wal-Mart de Mexico SAB de CV	8,853,161	24,601
	Grupo Mexico SAB de CV Class B	5,714,836	18,997

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Grupo Televisa SAB	4,274,342	15,340
*	Grupo Bimbo SAB de CV Class A	4,090,952	9,522
	Fibra Uno Administracion SA de CV	5,264,998	8,719
*	Cemex SAB de CV ADR	1,353,260	8,404
	Grupo Aeroportuario del Pacifico SAB de CV Class B	672,863	6,999
*	Cemex SAB de CV	11,165,582	6,985
	Alfa SAB de CV Class A	5,053,935	6,488
	Grupo Financiero Inbursa SAB de CV	3,893,036	6,486
	Grupo Aeroportuario del Sureste SAB de CV Class B	346,912	6,239
	Coca-Cola Femsa SAB de CV	883,346	5,735
	Mexichem SAB de CV	1,683,298	5,258
	Infraestructura Energetica Nova SAB de CV	1,023,660	4,506
	Industrias Penoles SAB de CV	213,110	4,473
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	2,931,264	4,345
	Arca Continental SAB de CV	613,473	4,240
	Gruma SAB de CV Class B	344,140	4,203
*	Promotora y Operadora de Infraestructura SAB de CV	366,515	3,756
	Alsea SAB de CV	908,210	3,378
	Grupo Elektra SAB DE CV	109,265	2,980
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	525,176	2,781
	Kimberly-Clark de Mexico SAB de CV Class A	1,455,751	2,642
	Banregio Grupo Financiero SAB de CV	405,300	2,589
	Megacable Holdings SAB de CV	528,229	2,429
	El Puerto de Liverpool SAB de CV	343,197	2,290
	Grupo Carso SAB de CV	595,280	2,139
*	Telesites SAB de CV	2,182,083	1,682
	Industrias Bachoco SAB de CV Class B	272,288	1,403
*	Becle SAB de CV	788,300	1,335
	Grupo Lala SAB de CV	945,023	1,209
*	Industrias CH SAB de CV Class B	236,845	1,177
	Grupo Comercial Chedraui SA de CV	518,255	1,087
2	Banco del Bajio SA	457,900	977
2	Nemak SAB de CV	1,088,899	821
	Alpek SAB de CV	536,867	770
*	Organizacion Soriana SAB de CV Class B	415,471	768
	Concentradora Fibra Danhos SA de CV	378,573	673
	OHL Mexico SAB de CV	436,700	653
*	Grupo Simec SAB de CV Class B	116,200	378
*	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	35
	Gentera SAB de CV	7,062	6
*	Grupo Aeromexico SAB de CV	104	—
			297,425
Netherlands (2.4%)
	Unilever NV	2,596,583	148,860
^	ASML Holding NV	694,607	132,243
	ING Groep NV	6,672,078	112,429
	Koninklijke Philips NV	1,590,662	67,328
	Koninklijke Ahold Delhaize NV	2,126,699	51,306
	Heineken NV	404,753	42,611
	Unibail-Rodamco SE	170,094	40,835
^	Akzo Nobel NV	432,964	39,209
*	ArcelorMittal	1,029,389	34,890
	RELX NV	1,516,465	32,266
	Koninklijke DSM NV	300,456	31,053
	NN Group NV	580,096	27,801
	Wolters Kluwer NV	470,823	25,476
	Aegon NV	3,020,122	22,134
2	ABN AMRO Group NV	710,756	22,042
^	Heineken Holding NV	181,955	18,471
^	Koninklijke KPN NV	5,243,845	16,320
	Randstad NV	188,476	12,131
	ASR Nederland NV	243,074	11,464
	Gemalto NV	141,077	8,496
	Aalberts Industries NV	166,002	8,174

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,^	Altice NV Class A	849,652	8,132
2	Philips Lighting NV	189,459	5,762
^	Koninklijke Vopak NV	113,888	5,617
*,^	OCI NV	177,158	4,204
	Boskalis Westminster	139,601	4,136
^,2	GrandVision NV	87,031	2,140
*	Altice NV Class B	126,014	1,203
			936,733
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	963,645	8,619
	Spark New Zealand Ltd.	3,143,591	7,634
	Auckland International Airport Ltd.	1,581,779	7,078
	Fletcher Building Ltd.	1,464,276	6,485
	Ryman Healthcare Ltd.	703,219	5,234
	Contact Energy Ltd.	1,233,343	4,654
	Meridian Energy Ltd.	2,108,318	4,355
	SKYCITY Entertainment Group Ltd.	1,173,856	3,335
	Mercury NZ Ltd.	1,176,902	2,634
	Kiwi Property Group Ltd.	2,464,552	2,370
	Air New Zealand Ltd.	857,056	1,967
	SKY Network Television Ltd.	677,642	1,083
			55,448
Norway (0.5%)
	Statoil ASA	1,670,617	42,722
^	DNB ASA	1,847,886	34,558
	Telenor ASA	1,167,064	25,832
	Marine Harvest ASA	693,979	15,106
	Norsk Hydro ASA	2,290,934	14,309
^	Yara International ASA	299,370	12,627
	Orkla ASA	1,333,312	12,340
	Aker BP ASA	185,336	6,079
	Gjensidige Forsikring ASA	286,337	4,532
	Schibsted ASA Class B	166,983	4,493
	Schibsted ASA Class A	136,141	3,970
			176,568
Pakistan (0.0%)
	Habib Bank Ltd.	1,165,606	1,963
	Oil & Gas Development Co. Ltd.	1,090,300	1,576
	Pakistan Petroleum Ltd.	827,400	1,533
	Fauji Fertilizer Co. Ltd.	1,134,600	979
*	National Bank of Pakistan	1,090,000	478
			6,529
Peru (0.1%)
	Credicorp Ltd. (Lima Shares)	64,722	14,951
	Credicorp Ltd.	49,875	11,595
	Cia de Minas Buenaventura SAA ADR	343,564	5,480
	Volcan Cia Minera SAA Class B	4,121,710	1,482
			33,508
Philippines (0.3%)
	SM Investments Corp.	828,459	14,981
	SM Prime Holdings Inc.	15,496,637	10,212
	Ayala Land Inc.	11,912,957	9,361
	BDO Unibank Inc.	3,365,820	8,537
	Ayala Corp.	417,643	7,769
	Bank of the Philippine Islands	3,066,914	6,208
	PLDT Inc.	200,312	5,606
	Aboitiz Equity Ventures Inc.	3,883,744	5,218
	Metropolitan Bank & Trust Co.	2,731,166	4,473
	Universal Robina Corp.	1,508,309	4,093
	Jollibee Foods Corp.	696,395	3,827
	JG Summit Holdings Inc.	2,859,639	3,523
	GT Capital Holdings Inc.	152,941	3,100
	International Container Terminal Services Inc.	1,874,644	3,058

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Manila Electric Co.	442,521	2,747
	Metro Pacific Investments Corp.	23,968,500	2,357
	Aboitiz Power Corp.	2,627,332	1,926
	LT Group Inc.	4,846,041	1,890
*	Alliance Global Group Inc.	6,981,299	1,758
	Megaworld Corp.	19,550,706	1,696
	Globe Telecom Inc.	51,274	1,527
	DMCI Holdings Inc.	6,888,996	1,464
	Bloomberry Resorts Corp.	5,774,450	1,368
	Semirara Mining & Power Corp. Class A	1,973,684	1,176
	Petron Corp.	4,417,873	792
*	Energy Development Corp.	3,425,027	357
			109,024
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,460,175	17,335
	Polski Koncern Naftowy ORLEN SA	528,093	13,451
	Powszechny Zaklad Ubezpieczen SA	962,447	11,701
	Bank Polska Kasa Opieki SA	267,726	8,885
	LPP SA	2,523	6,561
	KGHM Polska Miedz SA	233,258	6,183
	Bank Zachodni WBK SA	49,548	5,227
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,939,397	5,159
	CD Projekt SA	107,247	3,785
*	PGE Polska Grupa Energetyczna SA	1,253,423	3,726
*	Alior Bank SA	157,453	3,168
	CCC SA	36,647	2,692
*	mBank SA	21,631	2,634
	Grupa Lotos SA	160,788	2,519
*	Bank Millennium SA	1,035,694	2,518
*,2	Dino Polska SA	83,506	2,246
*	Jastrzebska Spolka Weglowa SA	89,275	2,093
	Cyfrowy Polsat SA	259,062	1,889
	KRUK SA	28,242	1,843
*	AmRest Holdings SE	13,589	1,780
*	Orange Polska SA	1,101,290	1,649
	Asseco Poland SA	124,529	1,555
2	PLAY Communications SA	184,366	1,552
	Bank Handlowy w Warszawie SA	55,226	1,303
	Grupa Azoty SA	82,687	1,258
*	Tauron Polska Energia SA	1,735,105	1,158
^	Kernel Holding SA	84,751	1,149
	Enea SA	377,708	1,119
^	Eurocash SA	133,063	926
	Budimex SA	17,156	916
*	Ciech SA	43,382	701
			118,681
Portugal (0.1%)
	Galp Energia SGPS SA	880,055	16,891
^	EDP - Energias de Portugal SA	3,884,932	14,413
	Jeronimo Martins SGPS SA	418,946	7,347
	EDP Renovaveis SA	256,313	2,462
*	Banco Espirito Santo SA	3,873,216	5
			41,118
Qatar (0.1%)
	Qatar National Bank QPSC	396,547	16,414
	Industries Qatar QSC	259,618	7,968
	Masraf Al Rayan QSC	633,581	6,192
	Commercial Bank PQSC	339,674	3,364
	Ooredoo QPSC	143,553	3,123
	Qatar Islamic Bank SAQ	100,900	2,965
	Qatar Electricity & Water Co. QSC	47,479	2,578
	Doha Bank QPSC	269,168	2,001
	Qatar Gas Transport Co. Ltd.	461,112	1,856

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Barwa Real Estate Co.	177,054	1,716
	Qatar Navigation QSC	93,327	1,441
*	Vodafone Qatar QSC	549,085	1,410
	United Development Co. QSC	291,153	1,165
	Qatar International Islamic Bank QSC	66,078	1,030
*	Ezdan Holding Group QSC	264,051	808
*	Gulf International Services QSC	81,764	417
	Al Meera Consumer Goods Co. QSC	8,416	318
	Qatar Insurance Co. SAQ	915	9
			54,775
Russia (0.9%)
	Lukoil PJSC ADR	780,730	52,040
	Sberbank of Russia PJSC	12,588,836	45,378
	Gazprom PJSC ADR	7,585,958	35,005
	Tatneft PJSC ADR	418,037	26,850
	Novatek PJSC	1,821,965	22,278
	Sberbank of Russia PJSC ADR	1,448,839	21,423
	MMC Norilsk Nickel PJSC ADR	787,842	13,540
	Rosneft Oil Co. PJSC GDR	1,985,951	12,081
	Magnit PJSC GDR	532,642	10,071
	Gazprom PJSC	3,443,247	7,979
	AK Transneft OAO Preference Shares	2,606	7,137
	Surgutneftegas OAO Preference Shares	12,452,700	6,133
	Alrosa PJSC	4,199,100	5,975
	Surgutneftegas OJSC ADR	1,187,986	5,567
	Severstal PJSC GDR	312,475	4,973
	Moscow Exchange MICEX-RTS PJSC	2,380,194	4,564
	Mobile TeleSystems PJSC	969,282	4,562
	VTB Bank PJSC GDR	2,248,224	4,205
	Novolipetsk Steel PJSC	1,455,213	3,724
	Mobile TeleSystems PJSC ADR	338,552	3,555
	Inter RAO UES PJSC	50,754,300	3,224
	LUKOIL PJSC	47,080	3,107
	VTB Bank PJSC	3,436,898,867	2,946
	PhosAgro PJSC GDR	175,962	2,537
	Magnitogorsk Iron & Steel Works PJSC	2,914,148	2,253
	Polyus PJSC GDR	70,822	2,251
	RusHydro PJSC	184,054,634	2,177
	Tatneft PAO Preference Shares	280,590	2,119
	Aeroflot PJSC	910,814	2,083
	MegaFon PJSC GDR	216,454	1,917
	Tatneft PJSC	132,310	1,410
	Federal Grid Co. Unified Energy System PJSC	426,216,667	1,188
	LSR Group PJSC GDR	364,064	964
	Bashneft PAO Preference Shares	30,786	897
	Unipro PJSC	18,049,100	796
	Rostelecom PJSC ADR	118,592	744
	Rosneft Oil Co. PJSC	121,580	739
	TMK PJSC	600,220	730
	Rostelecom PJSC	682,908	712
*	Uralkali PJSC	392,990	699
	Sistema PJSFC GDR	191,390	691
	ROSSETI PJSC	48,484,896	643
*	RussNeft PJSC	74,191	607
	Safmar Financial Investment	56,830	587
	MMC Norilsk Nickel PJSC	3,232	555
	Mosenergo PJSC	13,331,000	545
*	Novorossiysk Commercial Sea Port PJSC	4,733,000	537
	Surgutneftegas OJSC	1,044,400	488
*	Mechel PJSC	205,139	392
	Mechel PJSC Preference Shares	184,910	386
	Sistema PJSFC	986,400	176

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Novatek PJSC GDR	160	20
		336,160
Singapore (0.9%)
DBS Group Holdings Ltd.	3,067,848	70,782
Oversea-Chinese Banking Corp. Ltd.	5,606,711	57,909
^ United Overseas Bank Ltd.	2,190,850	49,610
Singapore Telecommunications Ltd.	12,761,196	33,755
Keppel Corp. Ltd.	2,451,179	15,034
CapitaLand Ltd.	4,293,941	12,108
Genting Singapore plc	9,910,264	8,683
Singapore Exchange Ltd.	1,414,558	8,203
Wilmar International Ltd.	3,339,707	8,170
Ascendas REIT	4,053,356	8,131
City Developments Ltd.	806,061	7,660
Singapore Airlines Ltd.	869,824	7,097
Venture Corp. Ltd.	441,951	6,913
Singapore Technologies Engineering Ltd.	2,600,622	6,805
Suntec REIT	4,359,972	6,409
CapitaLand Mall Trust	3,961,851	6,257
ComfortDelGro Corp. Ltd.	3,508,349	5,921
Singapore Press Holdings Ltd.	2,738,557	5,596
UOL Group Ltd.	839,567	5,545
CapitaLand Commercial Trust	4,037,551	5,516
SATS Ltd.	1,089,415	4,527
Jardine Cycle & Carriage Ltd.	171,139	4,403
Sembcorp Industries Ltd.	1,531,291	3,527
Hutchison Port Holdings Trust	8,758,408	2,920
Golden Agri-Resources Ltd.	11,105,501	2,880
^ Singapore Post Ltd.	2,606,164	2,624
^ Sembcorp Marine Ltd.	1,410,477	2,255
StarHub Ltd.	978,937	1,670
Wing Tai Holdings Ltd.	695,240	1,065
SIA Engineering Co. Ltd.	415,109	1,016
Frasers Property Ltd.	583,000	890
M1 Ltd.	600,743	818
		364,699
South Africa (1.8%)
Naspers Ltd.	730,687	178,010
Standard Bank Group Ltd.	2,173,908	37,284
Sasol Ltd.	947,072	33,855
MTN Group Ltd.	3,087,859	30,992
FirstRand Ltd.	5,483,662	29,368
Sanlam Ltd.	2,890,166	18,257
Barclays Africa Group Ltd.	1,114,382	16,323
Remgro Ltd.	881,048	15,862
Shoprite Holdings Ltd.	752,767	14,977
Aspen Pharmacare Holdings Ltd.	638,924	13,776
Bid Corp. Ltd.	565,912	13,009
Vodacom Group Ltd.	1,022,651	12,785
Growthpoint Properties Ltd.	4,957,617	11,572
Bidvest Group Ltd.	567,818	11,123
Mr Price Group Ltd.	416,222	9,134
Nedbank Group Ltd.	362,669	8,649
Tiger Brands Ltd.	276,574	8,644
Woolworths Holdings Ltd.	1,639,649	8,426
Redefine Properties Ltd.	8,640,348	8,303
Discovery Ltd.	588,576	8,172
RMB Holdings Ltd.	1,145,284	7,184
Clicks Group Ltd.	418,610	7,157
^ Capitec Bank Holdings Ltd.	90,463	6,440
Foschini Group Ltd.	372,834	6,415
NEPI Rockcastle plc	576,617	6,355
AngloGold Ashanti Ltd.	691,568	6,182
Netcare Ltd.	2,482,420	6,181

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Sappi Ltd.	951,239	6,071
	Truworths International Ltd.	730,837	5,975
	Mondi Ltd.	202,614	5,911
	SPAR Group Ltd.	331,972	5,625
	Life Healthcare Group Holdings Ltd.	2,367,892	5,582
	Gold Fields Ltd.	1,386,918	5,266
	Imperial Holdings Ltd.	273,460	5,260
	AVI Ltd.	558,335	5,107
	Barloworld Ltd.	362,257	4,893
	PSG Group Ltd.	252,573	4,544
	Rand Merchant Investment Holdings Ltd.	1,185,323	3,925
	Pick n Pay Stores Ltd.	603,109	3,904
^	Exxaro Resources Ltd.	433,053	3,841
	Investec Ltd.	478,986	3,778
	Hyprop Investments Ltd.	411,430	3,756
	MMI Holdings Ltd.	1,750,744	3,117
	Resilient REIT Ltd.	509,333	2,771
	Fortress REIT Ltd. Class A	2,010,557	2,767
	Anglo American Platinum Ltd.	103,092	2,766
	Coronation Fund Managers Ltd.	455,174	2,703
*	Sibanye Gold Ltd.	2,958,285	2,593
	Pioneer Foods Group Ltd.	251,807	2,449
	Telkom SA SOC Ltd.	517,337	2,363
	KAP Industrial Holdings Ltd.	3,323,061	2,349
	Massmart Holdings Ltd.	173,834	2,321
	JSE Ltd.	143,375	2,250
	Liberty Holdings Ltd.	204,398	2,175
	Vukile Property Fund Ltd.	1,205,926	2,170
*,^	Impala Platinum Holdings Ltd.	1,134,102	2,020
^	Brait SE	555,354	1,919
	Kumba Iron Ore Ltd.	86,789	1,854
*,^	Northam Platinum Ltd.	589,128	1,820
	AECI Ltd.	191,449	1,812
*	Attacq Ltd.	1,166,860	1,800
*	Super Group Ltd.	600,758	1,791
	Reunert Ltd.	284,017	1,769
*,^,2	Steinhoff Africa Retail Ltd.	1,128,201	1,754
	Fortress REIT Ltd. Class B	1,257,610	1,753
	Tsogo Sun Holdings Ltd.	909,302	1,662
	Santam Ltd.	62,757	1,601
	Assore Ltd.	58,044	1,433
	African Rainbow Minerals Ltd.	174,613	1,428
	Tongaat Hulett Ltd.	195,908	1,420
	Harmony Gold Mining Co. Ltd.	636,471	1,299
2	Dis-Chem Pharmacies Ltd.	411,239	1,238
	Omnia Holdings Ltd.	106,661	1,227
*	Nampak Ltd.	1,066,105	1,186
*	Famous Brands Ltd.	127,379	1,134
	MAS Real Estate Inc.	577,991	1,087
*	Grindrod Ltd.	723,190	834
*,^	Curro Holdings Ltd.	252,483	679
	EOH Holdings Ltd.	219,586	667
*,^	Steinhoff International Holdings NV (Johannesburg Shares)	4,220,270	650
	Oceana Group Ltd.	62,933	418
	Stadio Holdings Ltd.	616,715	236
*	Steinhoff International Holdings NV (Frankfurt Shares)	134,010	20
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	3
			677,181
South Korea (3.7%)
	Samsung Electronics Co. Ltd. GDR	240,605	294,547
	Samsung Electronics Co. Ltd.	2,316,800	114,849
	SK Hynix Inc.	912,757	71,783
	Samsung Electronics Co. Ltd. Preference Shares	1,414,600	56,256
	Hyundai Motor Co.	249,828	37,261

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	POSCO ADR	426,935	36,225
*,^	Celltrion Inc.	133,241	33,426
	NAVER Corp.	45,778	30,527
	KB Financial Group Inc. ADR	489,415	27,603
	LG Chem Ltd.	78,934	26,421
	Hyundai Mobis Co. Ltd.	111,549	25,833
	Shinhan Financial Group Co. Ltd. ADR	552,471	24,651
	Hana Financial Group Inc.	499,371	22,189
	LG Household & Health Care Ltd.	14,956	19,097
	SK Innovation Co. Ltd.	103,180	18,907
	Amorepacific Corp.	54,801	17,830
	LG Electronics Inc.	186,292	17,664
	KT&G Corp.	188,536	17,240
	Samsung C&T Corp.	130,021	16,959
	SK Holdings Co. Ltd.	56,438	15,449
	Samsung SDI Co. Ltd.	89,733	15,280
	Samsung Fire & Marine Insurance Co. Ltd.	55,428	13,840
	Kia Motors Corp.	438,455	13,537
	Woori Bank	864,704	12,910
	Samsung SDS Co. Ltd.	54,300	12,334
	Samsung Life Insurance Co. Ltd.	108,323	11,825
	LG Corp.	152,824	11,560
	Shinhan Financial Group Co. Ltd.	245,872	10,948
	KB Financial Group Inc.	187,432	10,649
	Samsung Electro-Mechanics Co. Ltd.	94,750	10,404
*,^,2	Samsung Biologics Co. Ltd.	22,745	10,331
	NCSoft Corp.	29,452	9,871
	Lotte Chemical Corp.	25,085	9,660
^	Korea Electric Power Corp. ADR	555,266	9,656
	E-MART Inc.	34,356	8,649
	LG Display Co. Ltd.	379,105	8,277
	Kakao Corp.	78,863	8,115
*,^	Hyundai Heavy Industries Co. Ltd.	69,347	7,677
	Hyundai Engineering & Construction Co. Ltd.	123,891	7,337
	Coway Co. Ltd.	89,331	7,300
	Hyundai Steel Co.	126,861	7,170
	S-Oil Corp.	69,763	7,155
	Industrial Bank of Korea	450,225	7,060
*	Hyundai Heavy Industries Holdings Co. Ltd.	17,788	6,989
*,^	SillaJen Inc.	87,755	6,845
	Korea Zinc Co. Ltd.	16,841	6,816
	Hyundai Motor Co. 2nd Preference Shares	61,915	6,642
	AMOREPACIFIC Group	49,206	6,557
^	Celltrion Healthcare Co. Ltd.	78,882	6,556
	Mirae Asset Daewoo Co. Ltd.	715,203	6,476
	SK Telecom Co. Ltd. ADR	270,943	6,435
	Hankook Tire Co. Ltd.	127,289	5,879
	Korea Electric Power Corp.	166,713	5,832
	Hotel Shilla Co. Ltd.	52,803	5,680
	Korea Investment Holdings Co. Ltd.	64,826	5,476
^	Hanmi Pharm Co. Ltd.	11,828	5,120
	GS Holdings Corp.	86,631	4,959
	Hyundai Glovis Co. Ltd.	31,434	4,940
*,^	Samsung Heavy Industries Co. Ltd.	708,212	4,841
	Hyosung Corp.	39,479	4,830
	Kangwon Land Inc.	178,110	4,805
	POSCO	13,930	4,800
	BNK Financial Group Inc.	486,885	4,738
	DB Insurance Co. Ltd.	80,049	4,699
	Shinsegae Inc.	11,809	4,583
	Lotte Shopping Co. Ltd.	19,044	4,540
	OCI Co. Ltd.	30,968	4,489
*,^	Samsung Engineering Co. Ltd.	268,992	4,480
*,^	Korea Aerospace Industries Ltd.	110,852	4,455

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
3	Hyundai Development Co-Engineering & Construction	41,023	4,274
	Orion Corp.	36,757	4,267
^,2	Netmarble Corp.	30,085	4,122
	CJ CheilJedang Corp.	12,693	4,058
	LG Uplus Corp.	330,697	3,786
	Hanwha Chemical Corp.	140,050	3,765
	Daelim Industrial Co. Ltd.	46,461	3,729
	Hyundai Marine & Fire Insurance Co. Ltd.	103,509	3,698
	Samsung Securities Co. Ltd.	104,645	3,599
	KCC Corp.	9,222	3,366
	Hanwha Corp.	89,084	3,312
	Hyundai Motor Co. Preference Shares	33,887	3,259
	NH Investment & Securities Co. Ltd.	217,320	3,136
	CJ Corp.	20,572	3,116
	Lotte Corp.	49,555	3,011
	Yuhan Corp.	13,853	2,959
	Kumho Petrochemical Co. Ltd.	29,113	2,911
	S-1 Corp.	31,539	2,892
	DGB Financial Group Inc.	256,393	2,866
^	GS Engineering & Construction Corp.	74,462	2,826
	Hanwha Life Insurance Co. Ltd.	471,720	2,741
	Amorepacific Corp. Preference Shares	16,417	2,734
	Hanon Systems	268,118	2,723
	LG Household & Health Care Ltd. Preference Shares	3,626	2,608
	Korean Air Lines Co. Ltd.	79,408	2,524
	Hyundai Department Store Co. Ltd.	25,184	2,428
^	Mando Corp.	11,010	2,329
*	Korea Gas Corp.	45,210	2,311
	LG Chem Ltd. Preference Shares	11,135	2,136
	LS Corp.	28,811	2,089
*,^	Doosan Infracore Co. Ltd.	218,031	2,075
	Cheil Worldwide Inc.	115,601	2,058
	SK Telecom Co. Ltd.	9,146	1,954
	BGF retail Co. Ltd.	10,565	1,886
	Doosan Corp.	16,557	1,867
^	Hyundai Construction Equipment Co. Ltd.	10,545	1,861
	LOTTE Fine Chemical Co. Ltd.	29,162	1,857
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,790
^	Hanssem Co. Ltd.	16,373	1,781
	Samsung Card Co. Ltd.	50,673	1,767
*,^	CJ Logistics Corp.	11,875	1,731
*,^	Doosan Heavy Industries & Construction Co. Ltd.	103,747	1,729
	Posco Daewoo Corp.	82,292	1,727
	KEPCO Plant Service & Engineering Co. Ltd.	36,315	1,717
^	Paradise Co. Ltd.	75,316	1,634
^	Hanmi Science Co. ltd	22,198	1,606
^	NongShim Co. Ltd.	5,263	1,591
	GS Retail Co. Ltd.	43,723	1,519
^	Ottogi Corp.	2,014	1,493
*,^	Hyundai Mipo Dockyard Co. Ltd.	16,795	1,395
*,^	Hanwha Aerospace Co. Ltd.	60,363	1,353
^	Hyundai Wia Corp.	26,670	1,336
	Dongsuh Cos. Inc.	49,443	1,272
	BGF Co. Ltd.	107,082	1,267
	SK Networks Co. Ltd.	234,354	1,229
	SKC Co. Ltd.	32,013	1,134
	Hite Jinro Co. Ltd.	48,311	983
	Lotte Chilsung Beverage Co. Ltd.	641	972
*,^	NHN Entertainment Corp.	16,358	938
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	5,384	923
*,^	Hyundai Electric & Energy System Co. Ltd.	10,263	900
	LG Electronics Inc. Preference Shares	22,942	899
	LG Hausys Ltd.	10,269	781
	Hanwha Corp. Preference Shares	37,363	594

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Lotte Confectionery Co. Ltd.	2,499	443
^	CJ CheilJedang Corp. Preference Shares	1,801	229
	KT Corp. ADR	42	1
*,3	HDC Hyundai Development Co-Engineering & Construction	57,319	—
			1,442,591
Spain (2.2%)
^	Banco Santander SA	27,294,716	176,351
	Banco Bilbao Vizcaya Argentaria SA	11,431,657	92,507
	Telefonica SA	7,784,005	79,324
	Iberdrola SA	9,780,615	75,565
^	Industria de Diseno Textil SA	1,802,864	55,886
	Amadeus IT Group SA	708,220	51,672
*	Repsol SA	2,034,738	38,829
	CaixaBank SA	6,160,328	29,957
	Abertis Infraestructuras SA	1,064,649	23,472
2	Aena SME SA	109,297	22,530
	Banco de Sabadell SA	9,626,103	18,837
*	ACS Actividades de Construccion y Servicios SA	417,369	17,590
*	Ferrovial SA	813,209	17,370
	Grifols SA	576,715	16,170
	Red Electrica Corp. SA	740,238	15,420
	Gas Natural SDG SA	531,372	13,395
	Endesa SA	543,039	12,664
	Bankinter SA	1,173,222	12,262
	Enagas SA	390,661	11,355
	Bankia SA	2,091,534	9,177
	Merlin Properties Socimi SA	576,760	8,899
	Grifols SA Preference Shares	426,629	8,794
2	Cellnex Telecom SA	261,339	7,009
^	Siemens Gamesa Renewable Energy SA	385,396	6,600
	Mapfre SA	1,725,156	5,985
	Distribuidora Internacional de Alimentacion SA	1,058,013	4,903
	Acciona SA	43,316	3,623
	Grupo Catalana Occidente SA	77,065	3,393
	Acerinox SA	239,798	3,368
	Zardoya Otis SA	308,155	3,145
^	Mediaset Espana Comunicacion SA	308,680	2,954
	Corp Financiera Alba SA	34,407	2,141
			851,147
Sweden (1.8%)
	Nordea Bank AB	5,454,891	55,480
	Volvo AB Class B	2,543,205	43,098
	Atlas Copco AB Class A	1,076,456	42,096
	Swedbank AB Class A	1,800,576	39,114
	Telefonaktiebolaget LM Ericsson Class B	5,129,113	39,102
	Investor AB Class B	776,518	33,805
	Assa Abloy AB Class B	1,604,543	33,626
^	Sandvik AB	1,842,258	31,411
	Svenska Handelsbanken AB Class A	2,518,373	28,086
	Hennes & Mauritz AB Class B	1,620,291	27,844
	Essity AB Class B	1,016,167	25,775
	Hexagon AB Class B	428,052	24,715
	Atlas Copco AB Class B	650,203	23,045
	Skandinaviska Enskilda Banken AB Class A	2,450,557	23,006
	Telia Co. AB	4,670,867	22,998
^	Boliden AB	469,046	16,252
	Kinnevik AB	397,197	14,314
	Swedish Match AB	305,490	13,704
^	Alfa Laval AB	537,878	13,306
	SKF AB	651,649	13,192
	Skanska AB Class B	608,185	11,845
	Svenska Cellulosa AB SCA Class B	1,013,013	11,219
	Electrolux AB Class B	381,612	10,043
^	Trelleborg AB Class B	418,959	9,790

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Securitas AB Class B	552,754	8,932
*	Lundin Petroleum AB	297,304	8,196
	Industrivarden AB Class A	368,597	8,087
	Tele2 AB	594,259	7,703
	Husqvarna AB	636,873	6,125
^	Industrivarden AB	273,791	5,765
	L E Lundbergforetagen AB Class B	64,003	4,332
*	Fastighets AB Balder Class B	167,033	4,303
^	ICA Gruppen AB	133,804	4,155
^	Getinge AB	384,673	3,584
	Saab AB Class B	73,042	2,990
*	Investment AB Latour Class B	205,158	2,245
*	Arjo AB	390,190	1,156
	Svenska Handelsbanken AB Class B	51,961	619
	Skandinaviska Enskilda Banken AB	28,540	288
			675,346
Switzerland (5.2%)
	Nestle SA	5,321,506	412,258
	Novartis AG	3,736,045	287,580
	Roche Holding AG	1,193,785	265,244
	UBS Group AG	5,962,162	100,074
	Cie Financiere Richemont SA	873,630	83,046
	Zurich Insurance Group AG	257,878	82,375
	ABB Ltd.	3,309,519	77,163
	Credit Suisse Group AG	4,382,794	73,921
	Swiss Re AG	523,210	49,846
	Givaudan SA	15,793	35,156
	LafargeHolcim Ltd.	592,638	32,922
*	Lonza Group AG	127,106	31,056
	Geberit AG	62,374	26,617
	Sika AG	3,605	26,159
	Swatch Group AG (Bearer)	51,961	24,951
	Julius Baer Group Ltd.	370,706	22,001
	Partners Group Holding AG	28,356	20,682
	Swiss Life Holding AG	58,650	20,517
	SGS SA	8,430	20,474
	Adecco Group AG	285,299	18,894
	Swisscom AG	38,255	18,348
	Sonova Holding AG	86,958	14,330
	Schindler Holding AG	68,854	14,218
*	Vifor Pharma AG	88,916	14,032
	Kuehne & Nagel International AG	86,041	13,396
*	Chocoladefabriken Lindt & Spruengli AG	175	13,273
	LafargeHolcim Ltd. (Paris Shares)	230,997	12,888
	Temenos Group AG	100,760	12,679
	Baloise Holding AG	79,457	12,594
	Straumann Holding AG	17,123	11,624
*	Chocoladefabriken Lindt & Spruengli AG Registered Shares	1,771	11,384
	Swiss Prime Site AG	120,917	11,329
	Roche Holding AG (Bearer)	43,006	9,794
	Logitech International SA	246,141	9,093
	Georg Fischer AG	7,042	8,754
*,^	Dufry AG	54,662	7,731
	Clariant AG	334,646	7,725
	ams AG	92,756	7,650
	EMS-Chemie Holding AG	12,192	7,530
	Swatch Group AG (Registered)	77,229	6,881
	Flughafen Zurich AG	32,517	6,791
^	Helvetia Holding AG	11,341	6,737
	Schindler Holding AG (Registered)	33,125	6,628
	PSP Swiss Property AG	67,997	6,354
	Barry Callebaut AG	3,277	5,883
	OC Oerlikon Corp. AG	330,625	5,338
	Pargesa Holding SA	48,908	4,577

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Banque Cantonale Vaudoise	4,929	3,928
DKSH Holding AG	45,003	3,609
*,^ Aryzta AG	143,817	3,031
Sulzer AG	21,617	2,487
		1,991,552
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,970,490	229,565
Taiwan Semiconductor Manufacturing Co. Ltd.	11,139,373	84,852
Hon Hai Precision Industry Co. Ltd.	25,592,279	71,182
Formosa Plastics Corp.	8,350,873	29,305
MediaTek Inc.	2,515,440	28,610
Nan Ya Plastics Corp.	9,676,615	26,504
Cathay Financial Holding Co. Ltd.	13,542,057	24,291
CTBC Financial Holding Co. Ltd.	31,122,939	22,196
Formosa Chemicals & Fibre Corp.	5,872,306	21,576
Fubon Financial Holding Co. Ltd.	12,598,861	21,555
Largan Precision Co. Ltd.	175,848	20,452
Uni-President Enterprises Corp.	8,220,487	19,784
Chunghwa Telecom Co. Ltd. ADR	494,155	18,773
China Steel Corp.	21,130,234	16,720
Mega Financial Holding Co. Ltd.	18,569,777	16,393
Catcher Technology Co. Ltd.	1,263,153	14,008
* ASE Industrial Holding Co. Ltd.	5,000,449	13,572
Delta Electronics Inc.	3,702,676	13,424
E.Sun Financial Holding Co. Ltd.	16,534,508	11,692
First Financial Holding Co. Ltd.	16,423,798	11,291
Asustek Computer Inc.	1,200,026	11,215
Taiwan Mobile Co. Ltd.	2,735,648	10,102
Formosa Petrochemical Corp.	2,331,580	9,514
President Chain Store Corp.	957,904	9,416
Yuanta Financial Holding Co. Ltd.	19,640,916	9,374
China Development Financial Holding Corp.	23,707,318	8,964
Taiwan Cooperative Financial Holding Co. Ltd.	15,087,629	8,767
United Microelectronics Corp. ADR	3,239,601	8,650
Hua Nan Financial Holdings Co. Ltd.	14,146,935	8,555
Taiwan Cement Corp.	6,038,768	8,299
Quanta Computer Inc.	4,527,598	8,232
Pegatron Corp.	3,382,038	7,885
Taishin Financial Holding Co. Ltd.	16,156,589	7,851
Far EasTone Telecommunications Co. Ltd.	2,723,643	7,206
Far Eastern New Century Corp.	6,671,819	6,368
SinoPac Financial Holdings Co. Ltd.	17,502,127	6,298
Chang Hwa Commercial Bank Ltd.	10,162,807	5,850
Globalwafers Co. Ltd.	361,000	5,824
Pou Chen Corp.	4,514,125	5,645
Chunghwa Telecom Co. Ltd.	1,433,207	5,453
Shin Kong Financial Holding Co. Ltd.	13,369,858	5,434
Innolux Corp.	14,580,370	5,426
Cheng Shin Rubber Industry Co. Ltd.	3,124,222	5,038
Lite-On Technology Corp.	3,574,767	4,717
Foxconn Technology Co. Ltd.	1,844,925	4,581
China Life Insurance Co. Ltd.	4,187,990	4,537
Compal Electronics Inc.	6,900,510	4,495
Advantech Co. Ltd.	623,026	4,277
Asia Cement Corp.	3,938,519	4,203
Nanya Technology Corp.	1,345,600	4,189
Novatek Microelectronics Corp.	991,916	4,164
Eclat Textile Co. Ltd.	341,398	4,119
^ AU Optronics Corp. ADR	1,025,878	4,083
Inventec Corp.	5,064,064	3,837
Acer Inc.	4,905,396	3,741
Wistron Corp.	4,500,268	3,579
Walsin Lihwa Corp.	5,253,000	3,572
Synnex Technology International Corp.	2,331,889	3,349

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Realtek Semiconductor Corp.	828,768	3,134
	Vanguard International Semiconductor Corp.	1,544,466	3,131
*	Taiwan High Speed Rail Corp.	3,597,000	2,763
	Hotai Motor Co. Ltd.	272,000	2,666
	United Microelectronics Corp.	4,740,978	2,557
	Feng TAY Enterprise Co. Ltd.	561,100	2,544
	Teco Electric and Machinery Co. Ltd.	3,124,000	2,536
*	HTC Corp.	1,211,570	2,456
	Giant Manufacturing Co. Ltd.	468,625	2,380
	Chicony Electronics Co. Ltd.	964,515	2,376
*	Epistar Corp.	1,673,000	2,277
	Taiwan Business Bank	7,185,811	2,208
*	ASE Industrial Holding Co. Ltd. ADR	390,191	2,134
	Formosa Taffeta Co. Ltd.	1,790,000	2,024
*	Taiwan Glass Industry Corp.	2,787,089	1,862
	Eva Airways Corp.	3,462,918	1,859
	AU Optronics Corp.	4,365,000	1,800
	Taiwan Fertilizer Co. Ltd.	1,286,000	1,735
*	Evergreen Marine Corp. Taiwan Ltd.	3,411,694	1,726
	Feng Hsin Steel Co. Ltd.	800,790	1,613
*	China Airlines Ltd.	4,346,913	1,586
	Eternal Materials Co. Ltd.	1,634,677	1,566
	Taiwan Secom Co. Ltd.	486,725	1,463
	Capital Securities Corp.	3,462,231	1,309
	Oriental Union Chemical Corp.	1,207,191	1,294
	Transcend Information Inc.	453,455	1,279
	Unimicron Technology Corp.	2,216,975	1,246
*	TPK Holding Co. Ltd.	538,422	1,174
	Yulon Motor Co. Ltd.	1,527,898	1,165
*	OBI Pharma Inc.	201,000	1,141
	Far Eastern International Bank	3,400,445	1,141
	China Motor Corp.	1,180,105	1,110
	Cheng Uei Precision Industry Co. Ltd.	692,591	899
	U-Ming Marine Transport Corp.	732,000	896
	Wan Hai Lines Ltd.	1,268,702	732
	Yulon Nissan Motor Co. Ltd.	46,633	402
	Cathay Real Estate Development Co. Ltd.	57,800	34
	Ton Yi Industrial Corp.	47,600	20
			1,016,792
Thailand (0.8%)
*	PTT PCL	19,809,720	35,332
	CP ALL PCL (Foreign)	5,530,400	15,216
	Siam Cement PCL NVDR	937,480	13,867
	Kasikornbank PCL (Foreign)	1,948,983	12,357
	Advanced Info Service PCL (Foreign)	1,862,850	12,265
*	CP ALL PCL (Local)	3,472,713	9,555
	PTT Exploration & Production PCL (Foreign)	2,188,978	9,276
	Airports of Thailand PCL (Foreign)	4,024,800	9,056
	Kasikornbank PCL	1,448,237	8,931
*	PTT PCL (Foreign)	4,902,000	8,743
*	Siam Commercial Bank PCL (Local)	2,022,603	8,378
*	Bangkok Dusit Medical Services PCL	11,557,601	8,233
*	Minor International PCL	6,203,087	7,880
*	PTT Global Chemical PCL	2,469,415	7,632
*	Airports of Thailand PCL	3,234,390	7,278
	Siam Cement PCL (Foreign)	482,013	7,130
*	Central Pattana PCL (Local)	2,545,494	6,496
	Bangkok Bank PCL (Foreign)	826,027	5,264
*	Indorama Ventures PCL	2,767,283	5,252
	Siam Commercial Bank PCL	1,192,800	4,941
*	Home Product Center PCL	9,713,189	4,596
*	Charoen Pokphand Foods PCL	5,908,278	4,560
	Intouch Holdings PCL NVDR	2,501,704	4,552
*	Krung Thai Bank PCL	7,484,287	4,299

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	True Corp. PCL	17,309,833	4,164
*	Banpu PCL (Local)	6,761,651	4,129
	Central Pattana PCL (Foreign)	1,572,400	4,013
	Siam Commercial Bank PCL (Foreign)	902,886	3,740
*	BTS Group Holdings PCL	13,107,817	3,717
	Thai Oil PCL (Foreign)	1,231,200	3,665
	PTT Global Chemical PCL (Foreign)	1,115,612	3,448
*	Bangkok Expressway & Metro PCL	13,601,527	3,333
*	Energy Absolute PCL	2,882,900	3,260
^	Bangkok Dusit Medical Services PCL (Foreign)	4,336,400	3,089
*	Bumrungrad Hospital PCL	503,042	3,020
*	IRPC PCL	11,447,628	2,547
^	TMB Bank PCL (Foreign)	31,871,500	2,374
*	Electricity Generating PCL	334,109	2,356
	Land & Houses PCL NVDR	6,137,000	2,136
*	Berli Jucker PCL	1,004,635	1,897
	Thai Union Frozen Products PCL (Foreign)	3,284,444	1,868
*	PTT Exploration and Production PCL (Local)	437,322	1,853
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,106,145	1,831
	Krung Thai Bank PCL (Foreign)	3,048,025	1,751
	Berli Jucker PCL (Foreign)	887,580	1,680
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,503
*	Land & Houses PCL	4,145,156	1,443
*	Intouch Holdings PCL	769,257	1,400
	IRPC PCL (Foreign)	5,950,900	1,324
	Glow Energy PCL (Foreign)	465,500	1,268
^	Total Access Communication PCL (Foreign)	714,100	1,151
*	Thai Oil PCL	377,383	1,123
*	Thai Airways International PCL	2,166,022	1,107
	Bangkok Life Assurance PCL	809,802	929
	Electricity Generating PCL (Foreign)	130,500	920
*	Delta Electronics Thailand PCL	411,110	875
*	Thai Union Group PCL	1,503,005	855
*	Glow Energy PCL	292,064	796
^	Siam City Cement PCL (Foreign)	94,068	732
^	Delta Electronics Thailand PCL (Foreign)	339,900	723
^	Banpu PCL	924,278	564
*	Total Access Communication PCL (Local)	312,523	504
*	Siam City Cement PCL (Local)	51,868	404
^	Indorama Ventures PCL (Foreign)	193,800	368
*	BEC World PCL	1,075,810	352
	True Corp. PCL (Foreign)	1,459,853	351
*	TMB Bank PCL	4,591,300	342
*	Advanced Info Service PCL (Local)	50,214	331
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	311
	Bumrungrad Hospital PCL (XBKK)	50,700	304
	Central Pattana PCL	109,800	280
^	Land & Houses PCL (Foreign)	747,020	260
^	BEC World PCL (Foreign)	597,200	196
*	Siam Cement PCL	9,000	133
	Minor International PCL (Foreign)	99,236	126
^	Bangkok Life Assurance PCL NVDR	83,800	96
*,^	Thai Airways International PCL (Foreign)	21,702	11
			302,042
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	3,586,368	8,121
	Akbank Turk AS	3,524,952	7,334
	BIM Birlesik Magazalar AS	384,332	6,530
	Turkcell Iletisim Hizmetleri AS	1,855,121	6,388
*	Eregli Demir ve Celik Fabrikalari TAS	2,318,421	5,787
	Tupras Turkiye Petrol Rafinerileri AS	211,694	5,411
	KOC Holding AS	1,444,175	4,879
*	Turk Hava Yollari AO	950,758	3,927
	Turkiye Is Bankasi AS	2,439,860	3,697

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Haci Omer Sabanci Holding AS (Bearer)	1,554,554	3,676
	Turkiye Vakiflar Bankasi TAO	1,816,171	2,672
	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	2,160
	Turkiye Halk Bankasi AS	1,034,550	2,117
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,129,528	1,875
*	Petkim Petrokimya Holding AS	972,138	1,718
	Aselsan Elektronik Sanayi Ve Ticaret AS	258,749	1,602
	TAV Havalimanlari Holding AS	287,113	1,545
	Ford Otomotiv Sanayi AS	107,939	1,486
*	Turk Telekomunikasyon AS	888,516	1,377
*	Ulker Biskuvi Sanayi AS	254,228	1,333
*	Yapi ve Kredi Bankasi AS	1,351,592	1,324
	Arcelik AS	288,045	1,284
	Tofas Turk Otomobil Fabrikasi AS	204,506	1,260
	Turkiye Sise ve Cam Fabrikalari AS	1,043,950	1,160
	Tekfen Holding AS	274,424	1,039
	Coca-Cola Icecek AS	114,368	1,008
	Enka Insaat ve Sanayi AS	769,714	926
*	Koza Altin Isletmeleri AS	76,947	862
	Soda Sanayii AS	596,972	711
	Turkiye Sinai Kalkinma Bankasi AS	1,769,793	611
*	Migros Ticaret AS	81,219	456
	Aygaz AS	110,756	368
	Turk Traktor ve Ziraat Makineleri AS	22,441	335
			84,979
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	4,667,236	15,732
	Emirates Telecommunications Group Co. PJSC	2,998,667	13,971
	Emaar Properties PJSC	5,990,108	9,415
	Abu Dhabi Commercial Bank PJSC	3,363,604	6,424
	DP World Ltd.	279,736	6,210
	Dubai Islamic Bank PJSC	2,086,650	3,123
	Aldar Properties PJSC	5,293,834	3,022
*	DAMAC Properties Dubai Co. PJSC	2,890,982	2,174
*	Emaar Malls PJSC	3,410,822	2,061
*	Emaar Development PJSC	1,334,376	2,010
	Abu Dhabi National Oil Co. for Distribution PJSC	2,075,055	1,382
	Dana Gas PJSC	5,126,208	1,379
	Air Arabia PJSC	3,919,683	1,302
	Dubai Investments PJSC	2,451,964	1,265
	Al Waha Capital PJSC	1,554,265	759
	Arabtec Holding PJSC	1,289,351	715
	Dubai Financial Market PJSC	2,600,062	692
*	DXB Entertainments PJSC	5,242,164	549
*	Union Properties PJSC	1,906,946	418
*	Deyaar Development PJSC	2,684,309	342
			72,945
United Kingdom (12.3%)
	HSBC Holdings plc	34,434,779	342,834
	Royal Dutch Shell plc Class A	7,921,620	275,605
	BP plc	33,061,443	245,581
	Royal Dutch Shell plc Class B	6,407,607	228,746
	British American Tobacco plc	3,805,141	208,704
	GlaxoSmithKline plc	8,294,045	166,356
	AstraZeneca plc	2,173,722	152,167
	Diageo plc	4,161,958	148,478
	Vodafone Group plc	45,723,570	133,432
	Prudential plc	4,438,484	114,132
	Unilever plc	1,983,682	111,270
	Rio Tinto plc	1,997,355	108,868
	Lloyds Banking Group plc	122,462,599	108,619
	Glencore plc	19,992,078	96,302
	Reckitt Benckiser Group plc	1,068,626	83,832
	Barclays plc	29,143,628	83,092

42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
BHP Billiton plc	3,562,805	75,968
National Grid plc	5,816,348	67,295
Shire plc	1,123,506	59,827
Imperial Brands plc	1,638,730	58,634
Compass Group plc	2,711,361	58,167
Tesco plc	16,453,150	53,291
Aviva plc	6,873,066	49,938
BT Group plc	14,375,092	49,341
Standard Chartered plc	4,624,331	48,574
BAE Systems plc	5,461,987	45,828
CRH plc	1,274,717	45,241
Anglo American plc	1,691,840	39,808
RELX plc	1,800,341	38,479
Legal & General Group plc	10,173,030	37,678
WPP plc	2,101,290	36,059
Experian plc	1,572,491	36,029
Sky plc	1,773,658	33,653
SSE plc	1,751,190	33,235
Ferguson plc	427,279	32,707
Rolls-Royce Holdings plc	2,819,196	32,560
London Stock Exchange Group plc	536,593	31,706
Smith & Nephew plc	1,501,441	28,754
Old Mutual plc	8,160,441	28,113
Melrose Industries plc	8,233,196	25,817
Ashtead Group plc	852,770	23,684
Standard Life Aberdeen plc	4,649,639	23,261
Associated British Foods plc	596,450	22,171
Shire plc ADR	133,949	21,355
3i Group plc	1,633,954	21,091
InterContinental Hotels Group plc	325,551	20,540
* Royal Bank of Scotland Group plc	5,530,510	20,481
Centrica plc	9,596,829	20,257
Persimmon plc	526,807	19,679
Carnival plc	300,890	19,557
Intertek Group plc	277,333	18,649
Whitbread plc	313,508	18,446
Burberry Group plc	713,209	17,911
Mondi plc	630,259	17,545
Smurfit Kappa Group plc	406,923	17,238
Next plc	235,304	16,998
Bunzl plc	576,600	16,720
Land Securities Group plc	1,224,411	16,622
Sage Group plc	1,853,918	16,125
RSA Insurance Group plc	1,757,737	15,860
British Land Co. plc	1,690,753	15,614
Kingfisher plc	3,723,027	15,527
Pearson plc	1,346,863	15,441
International Consolidated Airlines Group SA (London Shares)	1,760,178	15,215
Segro plc	1,710,859	15,182
Smiths Group plc	678,494	14,867
Johnson Matthey plc	325,941	14,731
Taylor Wimpey plc	5,574,852	14,682
DCC plc	152,633	14,651
Informa plc	1,409,626	14,312
Paddy Power Betfair plc	141,681	13,971
St. James's Place plc	895,157	13,944
ITV plc	6,404,861	13,325
Croda International plc	217,804	13,324
Rentokil Initial plc	3,153,787	13,306
Barratt Developments plc	1,719,048	13,182
Randgold Resources Ltd.	160,103	12,982
Royal Mail plc	1,573,284	12,547
Wm Morrison Supermarkets plc	3,705,814	12,360
DS Smith plc	1,706,903	12,227

43

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Direct Line Insurance Group plc	2,374,827	12,203
	Berkeley Group Holdings plc	216,027	12,094
	Weir Group plc	410,926	12,025
	United Utilities Group plc	1,169,630	11,927
	J Sainsbury plc	2,757,166	11,699
	TUI AG (London Shares)	513,000	11,601
	Coca-Cola HBC AG	335,244	11,231
	Hargreaves Lansdown plc	451,151	11,061
	Marks & Spencer Group plc	2,788,987	11,028
	Severn Trent plc	405,812	10,806
	Halma plc	643,880	10,804
*	Just Eat plc	981,599	10,450
	Micro Focus International plc	605,386	10,439
	Hammerson plc	1,367,040	10,305
	Spirax-Sarco Engineering plc	126,393	10,019
	Hiscox Ltd.	478,140	9,777
	Rightmove plc	153,648	9,636
	Bellway plc	210,202	9,578
	G4S plc	2,660,659	9,453
	Admiral Group plc	345,365	9,451
	John Wood Group plc	1,128,070	8,793
	Schroders plc	192,120	8,692
	Investec plc	1,092,458	8,642
	Meggitt plc	1,329,007	8,610
	easyJet plc	374,841	8,171
	B&M European Value Retail SA	1,456,467	8,116
	Antofagasta plc	594,296	7,940
2	Auto Trader Group plc	1,594,322	7,747
	Travis Perkins plc	432,081	7,524
	Derwent London plc	171,497	7,522
	RPC Group plc	685,946	7,443
	Inchcape plc	727,906	7,272
	Pennon Group plc	723,070	6,870
	IMI plc	457,102	6,851
	NMC Health plc	139,824	6,832
2	ConvaTec Group plc	2,254,942	6,713
	Howden Joinery Group plc	1,018,360	6,665
	British American Tobacco plc ADR	119,853	6,546
*	Cobham plc	4,104,771	6,483
	Tate & Lyle plc	798,564	6,307
	CYBG plc	1,507,576	6,257
	Mediclinic International plc	673,737	6,200
2	Merlin Entertainments plc	1,207,495	6,108
	William Hill plc	1,467,260	5,902
	CRH plc (Dublin Shares)	161,452	5,733
	Fresnillo plc	312,661	5,488
	Evraz plc	835,334	5,256
*	KAZ Minerals plc	400,876	5,065
	Capital & Counties Properties plc	1,263,843	5,002
	Dixons Carphone plc	1,694,937	4,726
	Babcock International Group plc	437,469	4,416
	Polymetal International plc	432,789	4,344
	Hikma Pharmaceuticals plc	236,848	4,176
	Intu Properties plc	1,505,352	4,045
	Inmarsat plc	776,392	4,011
	Ashmore Group plc	655,389	3,703
	Capita plc	1,122,403	2,952
	Micro Focus International plc ADR	129,344	2,240

			4,771,250
Total Common Stocks (Cost $31,987,304)			38,466,797

44

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2018

					Market
					Value
				Shares	($000)

Preferred Stocks (0.0%)
	Vedanta Ltd. Pfd., 7.500%, 10/28/18 (cost $415)			2,676,192	403

		Coupon

Temporary Cash Investments (3.0%)1
Money Market Fund (2.9%)
4,5	Vanguard Market Liquidity Fund	1.886%		11,235,612	1,123,561

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.391%	5/3/18	1,650	1,650
	United States Treasury Bill	1.403%	5/10/18	2,900	2,899
6	United States Treasury Bill	1.414%-1.429%	5/24/18	1,300	1,299
6	United States Treasury Bill	1.424%-1.446%	5/31/18	11,800	11,784
6	United States Treasury Bill	1.509%	6/21/18	1,500	1,496
6	United States Treasury Bill	1.518%	6/28/18	6,700	6,682

					25,810

Total Temporary Cash Investments (Cost $1,149,322)					1,149,371
Total Investments (102.4%) (Cost $33,137,041)					39,616,571
Other Assets and Liabilities—Net (-2.4%)4,7					(926,204)
Net Assets (100%)					38,690,367

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $988,500,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $386,239,000, representing
1.0% of net assets.
3 Security value determined using significant unobservable inputs.
4 Includes $1,080,406,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $11,174,000 have been segregated as initial margin for open futures contracts.
7 Cash of $7,156,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.3%)1
Australia (4.5%)
	Link Administration Holdings Ltd.	1,140,069	7,094
	Northern Star Resources Ltd.	1,333,806	6,366
	Evolution Mining Ltd.	2,407,631	5,755
	carsales.com Ltd.	507,036	5,442
^	JB Hi-Fi Ltd.	268,141	5,170
	Qube Holdings Ltd.	2,944,072	5,074
	Beach Energy Ltd.	4,147,230	4,891
	Charter Hall Group	1,042,290	4,613
	Independence Group NL	1,131,475	4,353
	nib holdings Ltd.	1,029,418	4,303
	Mineral Resources Ltd.	321,098	4,300
	Investa Office Fund	1,235,371	4,069
	BT Investment Management Ltd.	583,351	4,008
	St. Barbara Ltd.	1,208,651	3,856
	Reliance Worldwide Corp. Ltd.	1,066,790	3,786
	Cleanaway Waste Management Ltd.	3,178,916	3,775
	Costa Group Holdings Ltd.	683,455	3,725
	Altium Ltd.	244,377	3,711
	Regis Resources Ltd.	1,044,983	3,688
	Steadfast Group Ltd.	1,769,272	3,643
	GrainCorp Ltd. Class A	540,132	3,594
	Corporate Travel Management Ltd.	183,741	3,421
	Washington H Soul Pattinson & Co. Ltd.	219,521	3,202
	Primary Health Care Ltd.	1,092,040	3,113
	Seven Group Holdings Ltd.	225,711	3,078
*	NEXTDC Ltd.	582,687	2,993
	Bapcor Ltd.	638,359	2,816
	Breville Group Ltd.	320,849	2,738
	Cromwell Property Group	3,331,507	2,712
^	Blackmores Ltd.	29,535	2,614
	BWP Trust	1,105,724	2,599
*	Lynas Corp. Ltd.	1,319,853	2,544
2	MYOB Group Ltd.	1,020,522	2,488
	Nine Entertainment Co. Holdings Ltd.	1,402,962	2,484
	InvoCare Ltd.	249,386	2,437
	IRESS Ltd.	309,983	2,432
	Monadelphous Group Ltd.	199,055	2,408
*	Saracen Mineral Holdings Ltd.	1,710,628	2,405
	ARB Corp. Ltd.	149,851	2,337
	Charter Hall Retail REIT	770,187	2,282
	SpeedCast International Ltd.	503,303	2,235
	Navitas Ltd.	696,995	2,232
^	Webjet Ltd.	267,577	2,204
^,*	Pilbara Minerals Ltd.	3,181,342	2,171
	Sirtex Medical Ltd.	103,685	2,168
	Premier Investments Ltd.	183,453	2,166
*	Bellamy's Australia Ltd.	157,812	2,138
^	Bega Cheese Ltd.	398,476	2,124
	Sandfire Resources NL	348,206	2,061
^,*	Galaxy Resources Ltd.	886,306	2,010
^,*	Orocobre Ltd.	480,667	2,010
	Abacus Property Group	738,214	2,003
	Pact Group Holdings Ltd.	468,586	1,995
	Mantra Group Ltd.	665,981	1,978
	McMillan Shakespeare Ltd.	154,918	1,957
	GUD Holdings Ltd.	198,969	1,890
	Aveo Group	947,059	1,860
	Brickworks Ltd.	149,562	1,794
	GWA Group Ltd.	615,468	1,777
	Super Retail Group Ltd.	325,990	1,763
^	G8 Education Ltd.	1,015,025	1,724

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^,*	Mayne Pharma Group Ltd.	3,341,454	1,703
	Eclipx Group Ltd.	690,367	1,682
	Charter Hall Long Wale REIT	538,454	1,653
	IDP Education Ltd.	281,001	1,624
	Appen Ltd.	225,324	1,621
^,*	Afterpay Touch Group Ltd.	359,988	1,601
	Ardent Leisure Group	1,128,667	1,598
	Automotive Holdings Group Ltd.	616,462	1,561
	Southern Cross Media Group Ltd.	1,771,635	1,534
	SmartGroup Corp. Ltd.	186,390	1,519
	Viva Energy REIT	996,452	1,511
	Ausdrill Ltd.	720,489	1,507
	Elders Ltd.	252,082	1,496
	APN Outdoor Group Ltd.	361,417	1,480
^,*	Syrah Resources Ltd.	612,509	1,466
	Western Areas Ltd.	568,933	1,465
	Sigma Healthcare Ltd.	2,428,872	1,411
	National Storage REIT	1,175,059	1,411
	Estia Health Ltd.	522,024	1,391
	Growthpoint Properties Australia Ltd.	529,563	1,367
	oOh!media Ltd.	362,320	1,323
	Bingo Industries Ltd.	658,039	1,302
	Inghams Group Ltd.	458,910	1,295
	Aventus Retail Property Fund Ltd.	793,749	1,283
	WiseTech Global Ltd.	163,173	1,226
	Technology One Ltd.	328,466	1,220
	RCR Tomlinson Ltd.	382,575	1,166
^	Credit Corp. Group Ltd.	84,819	1,141
*	Emeco Holdings Ltd.	5,416,455	1,135
^	Tassal Group Ltd.	385,035	1,122
*	Gold Road Resources Ltd.	1,860,377	1,108
^,*	Kidman Resources Ltd.	731,467	1,075
	Tox Free Solutions Ltd.	402,328	1,041
	Folkestone Education Trust	484,055	1,041
	Resolute Mining Ltd.	1,208,199	1,032
	Arena REIT	595,852	997
^	HT&E Ltd.	566,549	996
	Select Harvests Ltd.	210,987	988
^,*	Mesoblast Ltd.	876,235	963
	Collins Foods Ltd.	237,577	956
^	Genworth Mortgage Insurance Australia Ltd.	530,381	924
^	BWX Ltd.	242,970	922
	Ingenia Communities Group	459,619	921
^,*	Nanosonics Ltd.	509,136	917
	GDI Property Group	972,399	914
	FlexiGroup Ltd.	588,537	910
	Gateway Lifestyle	604,990	903
*	Dacian Gold Ltd.	422,215	899
	Australian Pharmaceutical Industries Ltd.	870,834	884
	Asaleo Care Ltd.	900,636	876
	Rural Funds Group	546,463	874
	Centuria Industrial REIT	455,089	859
*	Senex Energy Ltd.	2,760,016	857
	IPH Ltd.	311,336	854
	Regis Healthcare Ltd.	296,078	851
	Seven West Media Ltd.	1,978,301	823
^,*	Australian Agricultural Co. Ltd.	989,381	816
*	Clean TeQ Holdings Ltd.	1,185,739	815
*	NRW Holdings Ltd.	815,090	781
	Japara Healthcare Ltd.	543,519	776
*	Perseus Mining Ltd.	2,249,366	773
	Greencross Ltd.	189,648	756
*	Infigen Energy	1,432,378	742
	Hotel Property Investments	320,083	740

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Starpharma Holdings Ltd.	812,215	723
*	Westgold Resources Ltd.	632,975	701
	Accent Group Ltd.	706,069	663
	OFX Group Ltd.	488,167	660
	SG Fleet Group Ltd.	231,945	617
	Cedar Woods Properties Ltd.	131,935	607
	SeaLink Travel Group Ltd.	199,324	590
	Virtus Health Ltd.	135,488	575
	MACA Ltd.	565,735	548
*	Cardno Ltd.	595,835	542
	Myer Holdings Ltd.	1,790,901	517
	WPP AUNZ Ltd.	736,648	508
^	Superloop Ltd.	352,745	501
^,*	Highfield Resources Ltd.	697,967	459
^	Ainsworth Game Technology Ltd.	312,751	448
	Mount Gibson Iron Ltd.	1,424,457	444
^,*	Karoon Gas Australia Ltd.	452,706	430
	ERM Power Ltd.	303,421	389
	Reject Shop Ltd.	63,937	354
	Cabcharge Australia Ltd.	244,153	338
^,*	Liquefied Natural Gas Ltd.	1,025,663	307
*	Village Roadshow Ltd.	182,775	297
*	Decmil Group Ltd.	286,354	269
^	Blue Sky Alternative Investments Ltd.	115,005	267
^	Retail Food Group Ltd.	356,618	247
^	Vita Group Ltd.	283,477	231
	NZME Ltd.	372,233	218
^	iSentia Group Ltd.	327,095	196
*	Cash Converters International Ltd.	704,790	185
^,*,3	Beadell Resources Ltd.	2,663,555	162
*	Spotless Group Holdings Ltd.	195,327	161
	Thorn Group Ltd.	343,995	158
*,3	Quintis Ltd.	686,147	152
*,3	Virgin Australia Holdings Pvt Ltd.	1,276,415	5
*,3	SGH Energy Pty Ltd.	1,906,834	—
*,3	DSHE Holdings Ltd.	201,826	—
*,3	Jacana Minerals Ltd.	37,888	—
			275,446
Austria (0.9%)
	Wienerberger AG	270,559	6,818
	IMMOFINANZ AG	2,244,334	5,876
*,3	BUWOG AG Acceptance Line	166,591	5,844
	CA Immobilien Anlagen AG	160,563	5,568
	Oesterreichische Post AG	74,951	3,599
	Lenzing AG	30,112	3,504
*	Schoeller-Bleckmann Oilfield Equipment AG	24,973	3,087
	UNIQA Insurance Group AG	250,408	2,998
	Mayr Melnhof Karton AG	18,185	2,756
	BUWOG AG	74,709	2,621
	S IMMO AG	121,660	2,407
	Verbund AG	73,144	2,265
	Strabag SE	36,051	1,484
	EVN AG	64,633	1,323
^	DO & CO AG	14,654	911
	Flughafen Wien AG	22,141	900
	Palfinger AG	22,209	833
^	Porr AG	21,221	755
	Agrana Beteiligungs AG	6,153	720
	Zumtobel Group AG	61,818	560
^	Semperit AG Holding	20,904	461
	Kapsch TrafficCom AG	10,233	455
			55,745
Belgium (1.2%)
*	Ablynx NV	152,673	8,230

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Cofinimmo SA	47,280	6,276
	Ontex Group NV	188,471	4,831
	KBC Ancora	79,575	4,807
	Warehouses De Pauw CVA	37,469	4,609
	Elia System Operator SA/NV	71,754	4,533
^	Melexis NV	43,425	4,132
	Aedifica SA	41,852	3,795
	Bekaert SA	79,188	3,326
	Befimmo SA	43,617	2,832
	Barco NV	21,741	2,809
	Gimv NV	42,323	2,536
*	Tessenderlo Chemie NV (Voting Shares)	59,295	2,486
^	Euronav NV	289,826	2,339
	D'ieteren SA/NV	51,970	2,212
	Kinepolis Group NV	29,836	2,085
	Cie d'Entreprises CFE	15,756	1,983
	Econocom Group SA/NV	292,931	1,886
*	AGFA-Gevaert NV	390,216	1,391
	Orange Belgium SA	62,944	1,307
^,*	Nyrstar (Voting Shares)	156,425	1,080
	EVS Broadcast Equipment SA	28,209	924
^	Ion Beam Applications	43,841	894
^	Greenyard NV	31,463	663
	Van de Velde NV	12,987	537
	Wereldhave Belgium NV	4,443	512
			73,015
Brazil (1.0%)
	CVC Brasil Operadora e Agencia de Viagens SA	227,400	3,764
	Metalurgica Gerdau SA Preference Shares Class A	1,443,900	3,223
	TOTVS SA	316,900	2,895
	MRV Engenharia e Participacoes SA	594,700	2,546
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	613,500	2,434
	Iochpe Maxion SA	291,690	2,340
	Iguatemi Empresa de Shopping Centers SA	222,200	2,264
	Cia de Saneamento do Parana	127,160	2,142
	Duratex SA	696,500	2,127
	Cia de Saneamento de Minas Gerais-COPASA	144,370	2,077
	Cia Energetica de Sao Paulo Preference Shares	407,700	2,042
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	207,118	2,020
	Linx SA	278,434	1,777
	Cia Hering	276,000	1,505
	Arezzo Industria e Comercio SA	96,100	1,453
	EcoRodovias Infraestrutura e Logistica SA	476,300	1,353
	SLC Agricola SA	102,400	1,307
	Alupar Investimento SA	257,309	1,279
	Marcopolo SA Preference Shares	1,060,680	1,235
*	Gol Linhas Aereas Inteligentes SA Preference Shares	218,500	1,211
*	Marfrig Global Foods SA	526,312	1,190
	Magnesita Refratarios SA	68,540	1,125
	Light SA	219,000	1,097
	Randon Participacoes SA Preference Shares	402,388	1,006
*	Construtora Tenda SA	135,468	987
	Dommo Energia SA	2,478,500	962
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	183,472	958
*	Cosan Logistica SA	287,000	893
	Aliansce Shopping Centers SA	179,803	883
	Instituto Hermes Pardini SA	103,600	769
	Ez Tec Empreendimentos e Participacoes SA	131,605	755
	BR Properties SA	274,439	697
	Camil Alimentos SA	286,200	662
	Mahle-Metal Leve SA	86,800	608
	Tupy SA	109,831	593
	QGEP Participacoes SA	156,400	570
	Anima Holding SA	91,362	535

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Alliar Medicos A Frente SA	123,800	513
*	Santos Brasil Participacoes SA	497,030	470
*	Minerva SA	196,000	459
	Ser Educacional SA	93,798	444
	Wiz Solucoes e Corretagem de Seguros SA	136,900	389
	Movida Participacoes SA	164,700	378
	Cia de Saneamento do Parana Preference Shares	120,900	368
*	Even Construtora e Incorporadora SA	260,322	337
	Sonae Sierra Brasil SA	47,400	303
*	Direcional Engenharia SA	163,694	285
	Dimed SA Distribuidora da Medicamentos	2,489	267
*	Marisa Lojas SA	140,890	237
*	JSL SA	111,100	224
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	4,854	2
			59,960
Canada (12.1%)
	First Quantum Minerals Ltd.	1,562,807	22,518
	Open Text Corp.	584,434	20,634
	Onex Corp.	231,690	17,161
	CCL Industries Inc. Class B	318,376	15,443
*	Bombardier Inc. Class B	4,940,909	15,277
	Gildan Activewear Inc.	494,235	14,396
	Keyera Corp.	467,964	12,600
	West Fraser Timber Co. Ltd.	171,519	11,618
	WSP Global Inc.	234,474	11,609
	Methanex Corp.	192,461	11,601
	CAE Inc.	610,480	11,540
*	Kinross Gold Corp.	2,828,949	10,950
	PrairieSky Royalty Ltd.	486,268	10,782
	H&R REIT	659,446	10,591
	Industrial Alliance Insurance & Financial Services Inc.	241,699	10,152
*	Seven Generations Energy Ltd. Class A	693,903	9,901
	Finning International Inc.	389,121	9,816
	Lundin Mining Corp.	1,442,458	9,549
	Cameco Corp.	898,756	9,464
^	Algonquin Power & Utilities Corp.	954,535	9,293
^	Canadian Apartment Properties REIT	311,047	8,973
*	Stars Group Inc.	287,892	8,955
^	Vermilion Energy Inc.	255,436	8,634
^,*	Canopy Growth Corp.	367,684	8,623
	Ritchie Bros Auctioneers Inc.	246,251	8,048
	Toromont Industries Ltd.	176,003	7,708
^	AltaGas Ltd.	392,701	7,570
	Empire Co. Ltd.	391,201	7,565
	Kirkland Lake Gold Ltd.	429,790	7,498
	TMX Group Ltd.	122,838	7,409
	Allied Properties REIT	211,746	6,841
^	Parkland Fuel Corp.	294,468	6,837
	Quebecor Inc. Class B	365,206	6,809
	Stantec Inc.	260,599	6,631
^	Canadian REIT	167,275	6,579
	Enerplus Corp.	566,199	6,571
^,*	Aurora Cannabis Inc.	1,027,740	6,476
*	B2Gold Corp.	2,229,681	6,408
	Yamana Gold Inc.	2,180,039	6,265
	Whitecap Resources Inc.	863,347	6,253
	Premium Brands Holdings Corp.	66,250	6,223
^	Enbridge Income Fund Holdings Inc.	286,392	6,125
	SmartCentres REIT	267,958	6,010
*	Parex Resources Inc.	346,138	5,955
	Linamar Corp.	105,845	5,931
*	IAMGOLD Corp.	1,071,706	5,860
^	Maxar Technologies Ltd.	128,143	5,799
	TFI International Inc.	199,139	5,765

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Chartwell Retirement Residences	487,973	5,629
	New Flyer Industries Inc.	122,393	5,621
	Pan American Silver Corp.	343,225	5,534
	Colliers International Group Inc.	78,913	5,360
*	Descartes Systems Group Inc.	180,177	5,326
	Canadian Western Bank	198,674	5,272
	First Capital Realty Inc.	331,109	5,176
	Atco Ltd.	170,868	5,170
	FirstService Corp.	70,539	4,945
	Alamos Gold Inc. Class A	881,331	4,764
^	Northland Power Inc.	252,082	4,545
	Maple Leaf Foods Inc.	188,316	4,539
	Capital Power Corp.	237,485	4,509
	Cott Corp.	306,943	4,389
	Granite REIT	108,395	4,264
	Gibson Energy Inc.	325,405	4,200
	Dream Global REIT	390,000	4,158
	Norbord Inc.	98,421	4,064
^	Emera Inc.	127,974	3,986
	Hudbay Minerals Inc.	556,987	3,891
	OceanaGold Corp.	1,434,256	3,865
*	Great Canadian Gaming Corp.	131,732	3,759
	Cominar REIT	378,436	3,693
	Artis REIT	351,071	3,661
	Laurentian Bank of Canada	95,006	3,649
	Tahoe Resources Inc.	714,012	3,598
*	Kinaxis Inc.	54,486	3,522
*	Canfor Corp.	151,964	3,490
^	Cineplex Inc.	149,163	3,486
	Stella-Jones Inc.	95,807	3,472
	Jean Coutu Group PJC Inc. Class A	179,592	3,440
	Osisko Gold Royalties Ltd.	351,556	3,431
^	Peyto Exploration & Development Corp.	362,614	3,429
	TransAlta Corp.	650,883	3,427
	Russel Metals Inc.	145,435	3,305
	Enercare Inc.	238,928	3,230
*	Celestica Inc.	280,614	3,230
	Dream Office REIT	173,641	3,216
	Element Fleet Management Corp.	850,476	3,213
	Superior Plus Corp.	328,798	3,186
	Transcontinental Inc. Class A	149,174	3,142
*	New Gold Inc.	1,330,265	3,119
^	Boardwalk REIT	85,621	3,075
	ShawCor Ltd.	158,457	3,066
*	Air Canada Class B	154,556	3,038
*	MEG Energy Corp.	576,065	2,979
*	Centerra Gold Inc.	483,563	2,953
*	Detour Gold Corp.	406,171	2,936
*	Ivanhoe Mines Ltd.	1,382,864	2,854
^	Genworth MI Canada Inc.	87,932	2,842
*	Endeavour Mining Corp.	165,428	2,823
*	SSR Mining Inc.	271,956	2,785
	CES Energy Solutions Corp.	565,846	2,772
*	Raging River Exploration Inc.	492,211	2,737
	Innergex Renewable Energy Inc.	253,260	2,671
	Winpak Ltd.	69,752	2,589
	Mullen Group Ltd.	227,455	2,578
*	NovaGold Resources Inc.	527,612	2,531
*	NuVista Energy Ltd.	376,845	2,474
^,*	Aphria Inc.	313,384	2,448
	North West Co. Inc.	112,944	2,429
	Enerflex Ltd.	198,602	2,427
*	Precision Drilling Corp.	664,057	2,369
^,*	First Majestic Silver Corp.	361,957	2,351

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Paramount Resources Ltd. Class A	162,924	2,326
	Pason Systems Inc.	166,140	2,323
	Martinrea International Inc.	194,508	2,321
*	ATS Automation Tooling Systems Inc.	169,379	2,318
	Northview Apartment REIT	116,350	2,312
*	Pretium Resources Inc.	342,628	2,306
^,*	Baytex Energy Corp.	512,809	2,297
*	SEMAFO Inc.	738,529	2,289
*	Gran Tierra Energy Inc. (Toronto Shares)	675,869	2,227
	Secure Energy Services Inc.	353,617	2,225
	Enghouse Systems Ltd.	42,456	2,202
*	Kelt Exploration Ltd.	338,801	2,143
^	Westshore Terminals Investment Corp.	118,745	2,050
	ECN Capital Corp.	740,577	1,961
*	Torex Gold Resources Inc.	187,116	1,924
	TORC Oil & Gas Ltd.	336,763	1,909
^,*	Home Capital Group Inc. Class B	167,549	1,878
	Nevsun Resources Ltd.	671,491	1,872
	Aecon Group Inc.	132,282	1,860
	TransAlta Renewables Inc.	203,830	1,819
	Birchcliff Energy Ltd.	484,653	1,755
*	Eldorado Gold Corp.	1,794,849	1,705
^	Hudson's Bay Co.	227,230	1,607
^,*	Canadian Solar Inc.	101,086	1,580
	Cascades Inc.	149,000	1,422
	Ensign Energy Services Inc.	284,869	1,364
	Cogeco Communications Inc.	25,020	1,333
*	Sierra Wireless Inc.	75,467	1,307
	Dorel Industries Inc. Class B	60,146	1,300
*	Advantage Oil & Gas Ltd.	403,616	1,286
^	Extendicare Inc.	196,676	1,276
^	Corus Entertainment Inc. Class B	250,151	1,247
^,*	Obsidian Energy Ltd.	1,103,059	1,220
*	China Gold International Resources Corp. Ltd.	534,288	1,086
*	Alacer Gold Corp.	643,204	1,067
^,*	ProMetic Life Sciences Inc.	1,561,224	961
	Just Energy Group Inc.	215,693	902
*	Gran Tierra Energy Inc.	252,360	835
^	First National Financial Corp.	34,757	719
	Morguard REIT	58,774	609
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	2
*,3	Great Basin Gold Ltd.	345,634	1
			746,994
Chile (0.2%)
	CAP SA	174,453	2,028
	Vina Concha y Toro SA	891,168	1,965
	Inversiones Aguas Metropolitanas SA	960,322	1,821
	Ripley Corp. SA	1,587,254	1,711
	Inversiones La Construccion SA	78,945	1,569
*	Cia Sud Americana de Vapores SA	33,110,208	1,485
	Salfacorp SA	734,774	1,402
*	SMU SA	3,040,992	961
*	Sociedad de Inversiones Oro Blanco SA	70,491,022	716
	Forus SA	183,653	689
	Besalco SA	525,319	606
			14,953
China (3.6%)
*	BeiGene Ltd. ADR	70,716	11,992
*	China First Capital Group Ltd.	7,212,000	6,585
*	China Biologic Products Holdings Inc.	54,852	4,765
*	Kingdee International Software Group Co. Ltd.	4,332,748	4,206
	Future Land Holdings Co. Ltd. Class A	820,462	4,089
*	Jiayuan International Group Ltd.	2,062,000	3,826
^	China Oriental Group Co. Ltd.	4,690,000	3,361

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	SSY Group Ltd.	3,187,324	3,221
	Future Land Development Holdings Ltd.	3,754,000	3,109
	Chinasoft International Ltd.	4,177,121	3,070
*	51job Inc. ADR	34,551	2,852
^,*	CMBC Capital Holdings Ltd.	34,816,555	2,730
*	Kaisa Group Holdings Ltd.	4,760,000	2,543
	Tong Ren Tang Technologies Co. Ltd.	1,457,468	2,343
^	China Yongda Automobiles Services Holdings Ltd.	1,984,000	2,267
	Tianneng Power International Ltd.	1,558,000	2,248
	China Aoyuan Property Group Ltd.	2,797,000	2,247
	Yuzhou Properties Co. Ltd.	3,080,896	2,241
^	China Maple Leaf Educational Systems Ltd.	1,576,000	2,184
*	Sohu.com Inc.	69,344	2,148
2	Qingdao Port International Co. Ltd.	2,570,000	2,111
	Skyworth Digital Holdings Ltd.	4,556,497	2,070
	China ZhengTong Auto Services Holdings Ltd.	2,532,500	2,048
	China Water Affairs Group Ltd.	2,127,600	2,019
	Lonking Holdings Ltd.	4,415,313	2,006
	Dongyue Group Ltd.	2,408,000	2,005
	Hollysys Automation Technologies Ltd.	89,526	1,975
2	Fu Shou Yuan International Group Ltd.	2,067,000	1,972
^	Fufeng Group Ltd.	3,394,864	1,892
	China SCE Property Holdings Ltd.	3,757,000	1,885
^,*,2	Zhou Hei Ya International Holdings Co. Ltd.	2,101,500	1,846
	Times China Holdings Ltd.	1,239,000	1,800
^,*	Baozun Inc. ADR	38,812	1,785
	China Resources Phoenix Healthcare Holdings Co. Ltd.	1,354,275	1,770
^	Tongda Group Holdings Ltd.	7,972,346	1,766
*	Fang Holdings Ltd. ADR	344,957	1,725
	China Lesso Group Holdings Ltd.	2,214,104	1,706
^,*	Digital China Holdings Ltd.	2,975,588	1,696
*	iKang Healthcare Group Inc. ADR	83,592	1,666
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	390,000	1,651
	Powerlong Real Estate Holdings Ltd.	3,171,000	1,635
	Greatview Aseptic Packaging Co. Ltd.	2,444,000	1,620
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	340,227	1,616
2	Hua Hong Semiconductor Ltd.	710,540	1,603
	China Suntien Green Energy Corp. Ltd.	4,593,762	1,536
*	Noah Holdings Ltd. ADR	29,300	1,514
*	Skyfame Realty Holdings Ltd.	2,128,000	1,496
*	Ronshine China Holdings Ltd.	994,000	1,474
	Greentown Service Group Co. Ltd.	1,732,000	1,440
^	Yuexiu Transport Infrastructure Ltd.	1,884,000	1,421
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,527,309	1,409
*	Tibet Water Resources Ltd.	3,257,006	1,403
	Bank of Chongqing Co. Ltd.	1,826,843	1,381
^,*	Lifetech Scientific Corp.	4,516,058	1,374
^	NetDragon Websoft Holdings Ltd.	559,010	1,347
^,2	Redco Group	2,144,000	1,343
*	Yihai International Holding Ltd.	978,000	1,336
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,203,480	1,325
	China Shineway Pharmaceutical Group Ltd.	639,343	1,311
^,*	Beijing Enterprises Clean Energy Group Ltd.	42,720,000	1,307
*,2	China Metal Resources Utilization Ltd.	1,976,000	1,291
	Beijing Capital Land Ltd.	2,380,000	1,267
	Xtep International Holdings Ltd.	1,978,879	1,150
*	SMI Holdings Group Ltd.	2,656,800	1,147
*	BEST Inc. ADR	102,100	1,138
	China Overseas Grand Oceans Group Ltd.	2,585,500	1,122
*,2	China Everbright Greentech Ltd.	1,198,000	1,118
^,*,3	China Shanshui Cement Group Ltd.	1,992,757	1,117
^	China High Speed Transmission Equipment Group Co. Ltd.	763,300	1,112
2	Tian Ge Interactive Holdings Ltd.	1,285,000	1,095
*,2	China Yuhua Education Corp. Ltd.	2,078,000	1,090

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	China Lilang Ltd.	860,000	1,079
	Sinopec Kantons Holdings Ltd.	2,189,962	1,036
^,*	Q Technology Group Co. Ltd.	844,000	1,028
2	Cosmo Lady China Holdings Co. Ltd.	1,567,131	1,003
^,*	Bitauto Holdings Ltd. ADR	47,100	997
	Vinda International Holdings Ltd.	571,873	989
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	933,971	966
^,*	JinkoSolar Holding Co. Ltd. ADR	52,481	965
*	C C Land Holdings Ltd.	4,227,000	964
	Dah Chong Hong Holdings Ltd.	1,792,988	952
	China Overseas Property Holdings Ltd.	3,120,000	932
*	West China Cement Ltd.	4,573,200	928
	Hisense Kelon Electrical Holdings Co. Ltd.	909,173	923
^,*	Carnival Group International Holdings Ltd.	20,809,987	913
^	Texhong Textile Group Ltd.	650,500	906
	Greenland Hong Kong Holdings Ltd.	1,964,000	905
^,*	Huayi Tencent Entertainment Co. Ltd.	15,592,375	897
^,*	O-Net Technologies Group Ltd.	1,390,000	888
*	Global Cord Blood Corp.	92,200	862
^,*	Xunlei Ltd. ADR	65,500	851
*,2	Haichang Ocean Park Holdings Ltd.	3,474,000	847
	Sinotrans Shipping Ltd.	3,163,190	819
	Fantasia Holdings Group Co. Ltd.	4,161,000	818
^	Sinosoft Technology Group Ltd.	1,916,000	802
*	China Grand Pharmaceutical and Healthcare Holdings Ltd.	1,068,000	797
	Huaxin Cement Co. Ltd. Class B	559,160	765
*,2	Ozner Water International Holding Ltd.	2,824,000	763
^	CT Environmental Group Ltd.	4,983,760	758
^,*	COSCO Shipping International Singapore Co. Ltd.	2,110,000	739
^	PAX Global Technology Ltd.	1,624,062	735
^,*	FDG Electric Vehicles Ltd.	22,988,885	718
*	21Vianet Group Inc. ADR	136,177	718
^	Chaowei Power Holdings Ltd.	1,279,563	715
^,*	Beijing Gas Blue Sky Holdings Ltd.	10,728,000	695
	China Oil & Gas Group Ltd.	9,288,000	694
	Shanghai Industrial Urban Development Group Ltd.	3,208,000	690
	Guangdong Provincial Expressway Development Co. Ltd. Class B	793,925	682
	Huangshan Tourism Development Co. Ltd. Class B	521,100	651
	Xingda International Holdings Ltd.	1,812,000	647
	Wasion Group Holdings Ltd.	1,123,454	629
^	Dongjiang Environmental Co. Ltd.	444,800	628
	Luthai Textile Co. Ltd. Class B	565,992	621
^	SIIC Environment Holdings Ltd.	1,891,682	619
^,*	Leyou Technologies Holdings Ltd.	2,410,000	616
^,*	Hybrid Kinetic Group Ltd.	38,422,000	614
	TCL Multimedia Technology Holdings Ltd.	1,338,122	609
2	Cogobuy Group	1,230,000	595
*	Hi Sun Technology China Ltd.	3,882,101	594
	China All Access Holdings Ltd.	2,266,000	591
*	China Water Industry Group Ltd.	2,852,000	587
^,*	AVIC International Holding HK Ltd.	13,622,139	585
^,*	Grand Baoxin Auto Group Ltd.	1,396,359	583
	Shandong Airlines Co. Ltd. Class B	313,048	580
	Sany Heavy Equipment International Holdings Co. Ltd.	1,867,000	579
^,*	Chiho Environmental Group Ltd.	1,174,000	575
^,*	Yashili International Holdings Ltd.	2,523,000	574
	Colour Life Services Group Co. Ltd.	672,000	572
	Shanghai Highly Group Co. Ltd. Class B	620,300	561
	China Merchants Land Ltd.	2,654,000	557
	Guorui Properties Ltd.	1,672,000	551
	Ajisen China Holdings Ltd.	1,163,408	551
	Changyou.com Ltd. ADR	28,800	548
^	CPMC Holdings Ltd.	879,000	542
^,*	China Power Clean Energy Development Co. Ltd.	950,500	541

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Minmetals Land Ltd.	2,834,000	538
	Qingling Motors Co. Ltd.	1,666,929	533
	Concord New Energy Group Ltd.	11,290,000	530
	China Electronics Optics Valley Union Holding Co. Ltd.	6,360,000	524
	Shanghai Diesel Engine Co. Ltd. Class B	766,400	515
*	Hangzhou Steam Turbine Co. Ltd. Class B	570,912	515
^,*	North Mining Shares Co. Ltd.	27,403,200	506
*	Sinolink Worldwide Holdings Ltd.	4,244,000	504
	China Aerospace International Holdings Ltd.	4,720,000	503
*	Shougang Concord International Enterprises Co. Ltd.	18,042,232	495
	China Fangda Group Co. Ltd. Class B	877,900	494
	Tianjin Port Development Holdings Ltd.	3,533,976	489
	Weiqiao Textile Co.	997,000	482
^,*	China Yurun Food Group Ltd.	3,031,000	476
	Dawnrays Pharmaceutical Holdings Ltd.	831,000	472
^,*	China Modern Dairy Holdings Ltd.	2,685,000	455
^	China Singyes Solar Technologies Holdings Ltd.	1,246,250	449
	Harbin Electric Co. Ltd.	1,497,813	440
	Launch Tech Co. Ltd.	383,500	436
*	Shang Gong Group Co. Ltd. Class B	512,500	436
	Tiangong International Co. Ltd.	1,954,000	434
*,3	Coolpad Group Ltd.	4,660,669	428
*	Rentian Technology Holdings Ltd.	9,040,000	425
	INESA Intelligent Tech Inc. Class B	652,133	424
	361 Degrees International Ltd.	1,325,000	419
*	Glorious Property Holdings Ltd.	5,153,000	417
	Comba Telecom Systems Holdings Ltd.	2,899,959	412
*	V1 Group Ltd.	7,281,484	407
*,2	China Logistics Property Holdings Co. Ltd.	1,088,000	385
*	Kama Co. Ltd. Class B	512,012	384
^,*,3	Midas Holdings Ltd.	2,619,447	379
	Tianjin Development Holdings Ltd.	834,000	373
	Eastern Communications Co. Ltd. Class B	617,050	370
*	China Beidahuang Industry Group Holdings Ltd.	8,384,000	362
^,*	Fullsun International Holdings Group Co. Ltd.	2,030,000	361
*	Capital Environment Holdings Ltd.	10,510,000	352
	Shanghai Jinjiang International Travel Co. Ltd. Class B	148,246	351
*,3	China Huiyuan Juice Group Ltd.	1,333,000	343
	Xiamen International Port Co. Ltd.	1,931,000	338
	Poly Culture Group Corp. Ltd.	197,414	336
^	China Everbright Water Ltd.	1,037,500	327
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	561,300	305
^	First Tractor Co. Ltd.	866,954	303
*	PW Medtech Group Ltd.	1,558,000	292
2	Beijing Urban Construction Design & Development Group Co. Ltd.	587,000	287
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	584,000	286
	Phoenix Media Investment Holdings Ltd.	2,651,783	282
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	380,400	282
*	Lianhua Supermarket Holdings Co. Ltd.	1,044,000	281
	China Electronics Huada Technology Co. Ltd.	1,780,000	280
*	SRE Group Ltd.	11,816,302	277
*	Xinjiang Xinxin Mining Industry Co. Ltd.	1,710,000	238
^,*	Silk Road Logistics Holdings Ltd.	8,868,000	238
^,*,3	National Agricultural Holdings Ltd.	1,560,000	237
^,*	Enerchina Holdings Ltd.	4,035,300	230
	Maoye International Holdings Ltd.	2,105,459	223
	Hilong Holding Ltd.	1,456,000	221
*,3	Mingfa Group International Co. Ltd.	915,541	220
	Chongqing Machinery & Electric Co. Ltd.	2,224,000	214
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	212
2	Kangda International Environmental Co. Ltd.	1,233,111	211
*	Ying Li International Real Estate Ltd.	2,036,400	211
*	Shanghai Zhongyida Co. Ltd. Class B	799,200	210
*	China Minsheng Drawin Technology Group Ltd.	8,400,000	202

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,3	China Fiber Optic Network System Group Ltd.	2,215,200	198
*	China Chengtong Development Group Ltd.	4,088,000	197
*	China Rare Earth Holdings Ltd.	3,260,548	197
*	Zhonglu Co. Ltd. Class B	186,564	177
*	MIE Holdings Corp.	3,018,000	168
	Hengdeli Holdings Ltd.	3,573,765	163
	Dalian Refrigeration Co. Ltd. Class B	374,630	152
	Hefei Meiling Co. Ltd. Class B	343,460	148
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	345,880	147
^,3	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	8,440,000	144
*	China Soft Power Technology Holdings Ltd.	10,366,323	143
*,3	Anxin-China Holdings Ltd.	2,621,200	129
*,3	Boshiwa International Holding Ltd.	469,000	100
^,*,3	China Lumena New Materials Corp.	3,950,000	63
	Changchai Co. Ltd. Class B	154,368	63
*	China Dynamics Holdings Ltd.	1,808,752	35
^,*	Tongda Hong Tai Holdings Ltd.	195,308	35
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	28
	Fiyta Holdings Ltd. Class B	36,724	28
*	Boer Power Holdings Ltd.	135,000	26
*,3	Real Gold Mining Ltd.	239,476	25
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	23,547	7
	Wisdom Sports Group	16,000	2
*,3	China High Precision Automation Group Ltd.	401,000	—
^,*,3	China Metal Recycling Holdings Ltd.	332,400	—
			224,534
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	224,545	2,699
	Avianca Holdings SA Preference Shares	747,673	777
			3,476
Czech Republic (0.0%)
	Pegas Nonwovens SA	1,307	55

Denmark (1.2%)
	GN Store Nord A/S	315,469	11,084
	Royal Unibrew A/S	119,512	7,913
*	Ambu A/S Class B	316,457	7,339
	FLSmidth & Co. A/S	113,118	6,987
	SimCorp A/S	91,838	6,658
	Sydbank A/S	153,249	5,665
	Topdanmark A/S	93,375	4,391
	Dfds A/S	63,627	3,961
*	Nilfisk Holding A/S	61,341	3,004
	Schouw & Co. A/S	29,658	2,917
2	Scandinavian Tobacco Group A/S	149,329	2,494
	Spar Nord Bank A/S	186,477	2,130
^,*	Bavarian Nordic A/S	72,463	1,978
*	Bang & Olufsen A/S	78,436	1,931
*	ALK-Abello A/S	14,753	1,864
*	NKT A/S	61,922	1,841
*	Alm Brand A/S	153,687	1,624
*	D/S Norden A/S	61,205	1,117
	Matas A/S	71,347	822
	Solar A/S Class B	10,309	665
*,3	OW Bunker A/S	24,023	—
			76,385
Egypt (0.1%)
*	Orascom Construction Ltd.	136,275	1,228
	Egypt Kuwait Holding Co. SAE	987,691	1,106
*	Six of October Development & Investment	532,780	815
*	Medinet Nasr Housing	1,056,697	764
*	Palm Hills Developments SAE	2,364,491	698
*	Ezz Steel	413,356	692
	Sidi Kerir Petrochemicals Co.	320,415	544

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Heliopolis Housing	267,288	531
*	Pioneers Holding for Financial Investments SAE	811,291	394
	Oriental Weavers	387,202	331
	Orascom Telecom Media And Technology Holding SAE	5,607,806	273
*,3	Nile Cotton Ginning	31,192	12
			7,388
Finland (1.1%)
	Amer Sports Oyj	264,474	8,090
	Konecranes Oyj Class A	155,273	6,333
	Tieto Oyj	171,035	6,127
	Valmet Oyj	303,588	5,755
	Cargotec Oyj Class B	97,750	4,979
	Outokumpu Oyj	707,241	4,577
	Metsa Board Oyj	384,345	4,306
*	Outotec Oyj	323,490	2,942
	DNA Oyj	121,018	2,832
	Kemira Oyj	183,400	2,455
	YIT Oyj	363,865	2,442
	Cramo Oyj	96,026	2,254
	Uponor Oyj	122,205	2,129
	Sanoma Oyj	185,312	2,060
	Citycon Oyj	861,962	1,971
^,*	Caverion Oyj	207,192	1,731
	Finnair Oyj	120,996	1,649
	Ramirent Oyj	145,810	1,267
	Raisio Oyj	256,050	1,090
	Oriola Oyj	279,722	943
	F-Secure Oyj	209,351	933
^,*	Stockmann Oyj Abp Class B	73,504	357
			67,222
France (2.2%)
2	Euronext NV	160,220	11,485
	Altran Technologies SA	545,140	8,415
	Alten SA	65,562	6,512
	Nexity SA	100,400	6,278
	Sopra Steria Group	29,116	6,215
	SPIE SA	265,243	6,002
*	Fnac Darty SA	39,860	4,277
2	Maisons du Monde SA	103,550	4,208
*	Vallourec SA	670,933	4,052
	Metropole Television SA	150,534	3,706
	Korian SA	105,155	3,677
*	Eramet	19,776	3,442
	Trigano SA	18,053	3,402
*	SOITEC	40,191	3,268
	Gaztransport Et Technigaz SA	49,875	3,092
	Nexans SA	58,177	3,069
	Television Francaise 1	237,344	2,967
	IPSOS	71,053	2,705
2	Europcar Groupe SA	230,614	2,687
	Coface SA	208,693	2,644
	Vicat SA	34,597	2,550
	Tarkett SA	72,104	2,131
*	DBV Technologies SA	47,616	2,120
	Neopost SA	76,679	2,069
	Beneteau SA	82,861	1,872
^,*	Genfit	66,235	1,869
^	Mercialys SA	94,122	1,801
	Derichebourg SA	202,475	1,792
*	Virbac SA	9,560	1,493
*	Carmila SA	49,131	1,491
	Bonduelle SCA	32,574	1,450
	FFP	11,588	1,404
	LISI	37,266	1,374

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Technicolor SA	816,291	1,340
	Mersen SA	26,555	1,248
	Albioma SA	49,249	1,218
	Manitou BF SA	26,735	1,213
*,2	X-Fab Silicon Foundries SE	118,495	1,142
	Interparfums SA	23,703	1,095
	Jacquet Metal Service SA	28,247	1,091
	Boiron SA	11,868	1,058
	Direct Energie	17,665	901
	Synergie SA	14,636	896
	Vilmorin & Cie SA	12,129	857
^	Rallye SA	51,204	799
	GL Events	21,467	676
*	Etablissements Maurel et Prom	115,514	664
	Guerbet	10,074	639
	MGI Coutier	18,184	628
	Groupe Crit	5,667	617
	Haulotte Group SA	26,623	525
	Union Financiere de France BQE SA	9,680	358
^	Bourbon Corp.	56,874	357
*	Esso SA Francaise	4,875	295
	Albioma SA Loyalty Line	8,890	220
*	Ubisoft Entertainment SA	2,249	215
*	Stallergenes Greer plc	7,203	214
*	Rubis SCA	95	7
			133,792
Germany (4.3%)
*,2	Scout24 AG	250,297	12,935
	Freenet AG	299,423	9,505
	TAG Immobilien AG	330,306	6,980
	Aurubis AG	77,766	6,950
*	MorphoSys AG	67,059	6,926
	Siltronic AG	42,966	6,880
	GRENKE AG	58,169	6,858
	Aareal Bank AG	134,941	6,750
	CTS Eventim AG & Co. KGaA	126,659	5,923
	Gerresheimer AG	72,768	5,919
	Grand City Properties SA	243,884	5,876
	Duerr AG	56,796	5,637
*	Software AG	111,802	5,496
	TLG Immobilien AG	190,479	5,480
	Bechtle AG	63,842	5,392
	Norma Group SE	72,074	5,285
	alstria office REIT-AG	345,929	5,204
	Stabilus SA	56,556	5,084
	Nemetschek SE	40,680	4,875
^,*	Evotec AG	300,042	4,842
	Leoni AG	77,142	4,831
*,2	Rocket Internet SE	165,045	4,816
	Jungheinrich AG Preference Shares	112,881	4,760
	Salzgitter AG	86,243	4,736
	CANCOM SE	37,656	4,413
	Krones AG	33,564	4,300
	Jenoptik AG	115,497	4,190
	Deutsche EuroShop AG	115,763	4,161
	Stroeer SE & Co. KGaA	54,615	3,998
2	Deutsche Pfandbriefbank AG	228,523	3,697
*	Dialog Semiconductor plc	172,895	3,681
	Bilfinger SE	76,119	3,623
2	ADO Properties SA	65,734	3,613
	Sixt SE Preference Shares	41,914	3,425
*	AIXTRON SE	238,596	3,387
	Sixt SE	26,452	3,113
	Indus Holding AG	41,792	2,991

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	zooplus AG	14,333	2,972
*	S&T AG	107,935	2,771
	CompuGroup Medical SE	51,927	2,705
	Deutz AG	275,263	2,659
	Koenig & Bauer AG	30,883	2,535
	DMG Mori AG	43,736	2,520
	Schaeffler AG Preference Shares	162,394	2,513
*	Washtec AG	23,595	2,268
	Pfeiffer Vacuum Technology AG	14,884	2,202
*	Heidelberger Druckmaschinen AG	571,127	2,122
	RIB Software SE	78,869	2,090
	Kloeckner & Co. SE	167,718	2,044
*,2	Tele Columbus AG	218,709	2,006
	XING SE	6,390	1,981
*	PATRIZIA Immobilien AG	98,659	1,969
	RHOEN-KLINIKUM AG	57,663	1,886
	Wacker Neuson SE	57,101	1,837
	KWS Saat SE	4,669	1,685
*	Nordex SE	142,350	1,631
*	Hornbach Holding AG & Co. KGaA	19,417	1,560
	Takkt AG	74,693	1,543
*	SGL Carbon SE	111,514	1,497
	VTG AG	25,975	1,482
	Biotest AG Preference Shares	44,934	1,431
	SMA Solar Technology AG	22,913	1,408
*	Diebold Nixdorf AG	16,243	1,290
	Bertrandt AG	11,282	1,259
	Draegerwerk AG & Co. KGaA Preference Shares	17,010	1,251
	DIC Asset AG	95,815	1,179
	ElringKlinger AG	62,756	1,135
	Deutsche Beteiligungs AG	25,130	1,116
	BayWa AG	30,323	1,059
	Hamburger Hafen und Logistik AG	43,107	1,035
	Wuestenrot & Wuerttembergische AG	42,342	1,020
*	Vossloh AG	19,564	991
	comdirect bank AG	62,179	954
	Hornbach Baumarkt AG	16,695	562
*	Gerry Weber International AG	53,858	513
	Draegerwerk AG & Co. KGaA	7,586	466
*	H&R GmbH & Co. KGaA	26,033	383
	CropEnergies AG	42,990	265
	1&1 Drillisch AG	2,091	151
			262,478
Greece (0.1%)
	Grivalia Properties REIC AE	126,577	1,390
*	GEK Terna Holding Real Estate Construction SA	155,073	943
*	Public Power Corp. SA	252,068	832
	Hellenic Exchanges SA	125,007	787
	Aegean Airlines SA	64,882	731
*	Viohalco SA	144,366	639
	Fourlis Holdings SA	87,943	627
*	Ellaktor SA	286,006	568
*	Holding Co. ADMIE IPTO SA	248,457	554
	Sarantis SA	30,488	522
*,3	TT Hellenic Postbank SA	44,448	—
			7,593
Hong Kong (1.7%)
	Vitasoy International Holdings Ltd.	1,842,000	4,885
^,*	MMG Ltd.	5,364,140	3,980
	NagaCorp Ltd.	3,532,228	3,656
*	Freeman FinTech Corp. Ltd.	24,634,488	3,654
	Luk Fook Holdings International Ltd.	820,863	3,431
	Fortune REIT (Hong Kong Shares)	2,736,000	3,240
	IGG Inc.	2,086,000	3,137

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	SITC International Holdings Co. Ltd.	2,856,858	3,044
^	Hongkong & Shanghai Hotels Ltd.	1,757,500	2,664
*	Pacific Basin Shipping Ltd.	9,726,532	2,586
	Man Wah Holdings Ltd.	3,367,200	2,490
	HKBN Ltd.	1,640,949	2,298
^	Value Partners Group Ltd.	2,104,090	1,990
^	China Goldjoy Group Ltd.	29,376,000	1,927
	Chinese Estates Holdings Ltd.	1,262,500	1,878
	Yuexiu REIT	2,727,410	1,821
	K Wah International Holdings Ltd.	2,793,361	1,715
	Sunlight REIT	2,461,538	1,666
	Giordano International Ltd.	2,701,735	1,651
	Mandarin Oriental International Ltd.	651,495	1,557
	Gemdale Properties & Investment Corp. Ltd.	12,216,000	1,386
	Far East Consortium International Ltd.	2,187,858	1,249
	Canvest Environmental Protection Group Co. Ltd.	2,180,000	1,209
	Goodbaby International Holdings Ltd.	1,810,000	1,149
^,*	We Solutions Ltd.	5,480,000	1,123
	Chow Sang Sang Holdings International Ltd.	511,565	1,122
^,*	United Laboratories International Holdings Ltd.	1,008,500	1,094
	Lai Sun Development Co. Ltd.	694,050	1,072
	Road King Infrastructure Ltd.	562,346	1,066
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	613,500	1,053
	Prosperity REIT	2,541,000	1,048
	CP Pokphand Co. Ltd.	11,574,000	1,043
	Pacific Textiles Holdings Ltd.	1,099,000	1,005
	Stella International Holdings Ltd.	848,591	1,000
	Microport Scientific Corp.	855,000	996
^	HC International Inc.	1,387,500	935
	HKR International Ltd.	1,508,000	918
^,*,2	IMAX China Holding Inc.	276,458	917
	CITIC Telecom International Holdings Ltd.	3,096,004	912
	SmarTone Telecommunications Holdings Ltd.	861,230	911
*	KuangChi Science Ltd.	3,985,000	905
^,*	China Harmony New Energy Auto Holding Ltd.	1,606,000	903
	Sun Hung Kai & Co. Ltd.	1,336,000	824
	Dynam Japan Holdings Co. Ltd.	593,440	804
^,*	Panda Green Energy Group Ltd.	7,468,645	796
^,3	Town Health International Medical Group Ltd.	8,913,419	784
^	Pou Sheng International Holdings Ltd.	4,618,000	770
	Chong Hing Bank Ltd.	380,000	768
^	Truly International Holdings Ltd.	3,259,000	741
^,*,3	Superb Summit International Group Ltd.	3,957,346	736
^,*	GCL New Energy Holdings Ltd.	13,255,541	735
	Lee's Pharmaceutical Holdings Ltd.	564,000	729
	Texwinca Holdings Ltd.	1,412,000	710
	Nan Hai Corp. Ltd.	27,450,000	710
	Spring REIT	1,699,762	706
	Emperor Capital Group Ltd.	8,927,860	688
	Liu Chong Hing Investment Ltd.	408,000	656
	United Energy Group Ltd.	7,712,000	645
*	Global Brands Group Holding Ltd.	13,052,000	643
*	China Baoli Technologies Holdings Ltd.	57,644,960	642
^,2	Regina Miracle International Holdings Ltd.	744,000	638
^,*	Honghua Group Ltd.	5,862,000	578
*	COFCO Meat Holdings Ltd.	3,608,000	559
*,3	Convoy Global Holdings Ltd.	26,130,000	556
^,*	Digital Domain Holdings Ltd.	26,120,000	546
	China Silver Group Ltd.	2,874,508	529
^,*	Beijing Enterprises Medical & Health Group Ltd.	10,266,000	521
	Emperor Watch & Jewellery Ltd.	7,310,000	501
	Singamas Container Holdings Ltd.	3,005,960	479
^,*	China LNG Group Ltd.	3,380,001	473
*	Future World Financial Holdings Ltd.	19,250,286	458

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	NewOcean Energy Holdings Ltd.	1,960,000	457
*	Lifestyle China Group Ltd.	1,002,870	442
*	China Financial International Investments Ltd.	14,480,496	411
*	G-Resources Group Ltd.	49,326,190	407
^,*	Anton Oilfield Services Group	2,833,298	397
*	New Provenance Everlasting Holdings Ltd.	27,930,000	395
	EVA Precision Industrial Holdings Ltd.	2,328,000	363
	Inspur International Ltd.	1,015,203	344
	Ju Teng International Holdings Ltd.	1,757,002	342
2	CGN New Energy Holdings Co. Ltd.	2,418,720	325
*	Hong Kong Television Network Ltd.	888,000	321
^,*	China Strategic Holdings Ltd.	29,155,000	310
*	BOE Varitronix Ltd.	617,000	297
*	New World Department Store China Ltd.	1,232,566	284
^,*	China LotSynergy Holdings Ltd.	15,639,951	281
*	CST Group Ltd.	63,352,000	281
	New Sports Group Ltd.	2,541,128	254
*	Parkson Retail Group Ltd.	2,044,500	251
*	Sunshine Oilsands Ltd.	8,947,418	248
^,*	Technovator International Ltd.	978,000	241
^	Shenwan Hongyuan HK Ltd.	755,000	233
	TPV Technology Ltd.	1,790,000	221
	Henderson Investment Ltd.	2,494,000	213
	Yip's Chemical Holdings Ltd.	572,000	201
*	Summit Ascent Holdings Ltd.	1,636,000	195
^,*	Qianhai Health Holdings Ltd.	17,597,500	195
*	Xinchen China Power Holdings Ltd.	1,717,800	189
*	Silver Base Group Holdings Ltd.	2,295,712	183
^,*	Good Resources Holdings Ltd.	5,150,000	176
*	Sino Oil And Gas Holdings Ltd.	25,865,000	171
^,*	China Ocean Industry Group Ltd.	26,305,000	160
*	China Medical & HealthCare Group Ltd.	3,202,946	119
*,3	Tech Pro Technology Development Ltd.	10,406,800	90
*	Mei Ah Entertainment Group Ltd.	2,200,000	76
^,*	China Animal Healthcare Ltd.	1,003,918	71
*	Yanchang Petroleum International Ltd.	3,360,000	45
*	Sincere Watch Hong Kong Ltd.	3,020,000	44
*	Vision Fame International Holding Ltd.	1,132,000	32
			104,476
Hungary (0.0%)
*	Opus Global Nyrt	240,209	672

India (3.2%)
	Mindtree Ltd.	308,585	4,989
	Federal Bank Ltd.	3,401,099	4,986
	Dewan Housing Finance Corp. Ltd.	441,996	4,216
*	Bharat Financial Inclusion Ltd.	226,438	3,929
	Edelweiss Financial Services Ltd.	865,164	3,686
	Apollo Hospitals Enterprise Ltd.	214,250	3,496
	Crompton Greaves Consumer Electricals Ltd.	947,492	3,330
	Jubilant Foodworks Ltd.	84,446	3,195
	Alkem Laboratories Ltd.	92,708	2,738
	Natco Pharma Ltd.	214,488	2,585
*	Future Retail Ltd.	281,688	2,533
	TVS Motor Co. Ltd.	253,784	2,527
	Apollo Tyres Ltd.	572,178	2,518
	Info Edge India Ltd.	134,777	2,501
	Cholamandalam Investment and Finance Co. Ltd.	95,353	2,478
	Indian Hotels Co. Ltd.	1,119,779	2,466
	CESC Ltd.	153,630	2,434
*	Max Financial Services Ltd.	315,494	2,432
	Tata Global Beverages Ltd.	531,164	2,358
	Jubilant Life Sciences Ltd.	169,559	2,228
	Voltas Ltd.	219,913	2,109

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	GRUH Finance Ltd.	206,920	2,087
	Balkrishna Industries Ltd.	108,322	2,065
	Arvind Ltd.	322,257	2,034
*	Indiabulls Ventures Ltd.	280,583	2,013
	Escorts Ltd.	133,748	2,002
	IIFL Holdings Ltd.	173,831	1,995
	Manappuram Finance Ltd.	1,047,242	1,907
	NCC Ltd.	952,573	1,893
	Supreme Industries Ltd.	89,903	1,857
*	Indiabulls Real Estate Ltd.	569,584	1,823
	AIA Engineering Ltd.	81,764	1,767
	Gillette India Ltd.	17,470	1,708
*	Fortis Healthcare Ltd.	754,392	1,704
	Whirlpool of India Ltd.	71,697	1,694
	Oberoi Realty Ltd.	196,979	1,615
	PI Industries Ltd.	123,368	1,601
	Sundaram Finance Ltd.	59,342	1,571
	Ramco Cements Ltd.	126,433	1,555
	Muthoot Finance Ltd.	229,013	1,538
*	NBCC India Ltd.	956,498	1,498
*	Adani Transmission Ltd.	587,614	1,475
	KRBL Ltd.	219,865	1,470
	HEG Ltd.	34,625	1,429
*,2	Quess Corp. Ltd.	81,783	1,422
*	Godrej Properties Ltd.	115,442	1,388
	Kajaria Ceramics Ltd.	170,292	1,388
	IRB Infrastructure Developers Ltd.	320,036	1,347
	Bayer CropScience Ltd.	18,895	1,328
	KPIT Technologies Ltd.	340,478	1,314
	Amara Raja Batteries Ltd.	99,869	1,284
	Jain Irrigation Systems Ltd.	732,707	1,272
*	Indraprastha Gas Ltd.	296,134	1,271
*,2	AU Small Finance Bank Ltd.	116,793	1,259
	Motilal Oswal Financial Services Ltd.	85,662	1,254
	Hexaware Technologies Ltd.	186,964	1,253
	Ceat Ltd.	52,160	1,237
	City Union Bank Ltd.	448,938	1,234
	National Aluminium Co. Ltd.	1,029,203	1,231
*	Sun Pharma Advanced Research Co. Ltd.	188,247	1,187
	WABCO India Ltd.	9,793	1,187
	Karur Vysya Bank Ltd.	716,323	1,165
*,2	Eris Lifesciences Ltd.	99,564	1,164
	Prestige Estates Projects Ltd.	247,251	1,127
	Century Textiles & Industries Ltd.	59,688	1,125
	PVR Ltd.	51,956	1,118
	Sterlite Technologies Ltd.	212,863	1,116
	Coromandel International Ltd.	155,722	1,106
	Ipca Laboratories Ltd.	98,195	1,102
	SRF Ltd.	30,353	1,085
	Graphite India Ltd.	104,285	1,084
	TI Financial Holdings Ltd.	100,045	1,081
	Thermax Ltd.	63,554	1,080
	Gujarat Pipavav Port Ltd.	483,152	1,069
	Sadbhav Engineering Ltd.	186,902	1,066
*	Capital First Ltd.	109,919	1,053
	Persistent Systems Ltd.	87,208	1,052
*,2	Dilip Buildcon Ltd.	59,213	1,025
	Symphony Ltd.	37,303	1,013
	Sundram Fasteners Ltd.	112,099	998
2	Syngene International Ltd.	104,492	974
	Gujarat Gas Ltd.	73,595	973
*	Ajanta Pharma Ltd.	46,885	950
	Varun Beverages Ltd.	97,262	947
	JM Financial Ltd.	447,109	947

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Suzlon Energy Ltd.	5,783,860	939
	Redington India Ltd.	453,764	937
	Care Ratings Ltd.	48,791	929
	Strides Shasun Ltd.	97,367	927
	Gujarat State Petronet Ltd.	344,486	919
	Indian Bank	189,888	908
	Engineers India Ltd.	381,376	905
*	Avanti Feeds Ltd.	24,284	901
*	Aditya Birla Fashion and Retail Ltd.	409,501	895
	Sanofi India Ltd.	12,312	895
*	TV18 Broadcast Ltd.	909,124	865
*	Mahindra CIE Automotive Ltd.	229,596	857
	Rain Industries Ltd.	179,565	854
	Repco Home Finance Ltd.	88,190	848
*	Thomas Cook India Ltd.	195,131	844
	South Indian Bank Ltd.	2,133,281	841
	Pfizer Ltd.	24,496	834
	eClerx Services Ltd.	41,105	819
	Finolex Cables Ltd.	77,898	814
*,2	Endurance Technologies Ltd.	42,524	810
*	Equitas Holdings Ltd.	349,736	806
	Alembic Pharmaceuticals Ltd.	98,975	792
	Mahanagar Gas Ltd.	58,434	776
	Bajaj Corp. Ltd.	107,956	773
	Blue Dart Express Ltd.	13,635	751
	Gujarat Fluorochemicals Ltd.	58,686	747
	GE T&D India Ltd.	131,999	743
	Welspun India Ltd.	869,985	743
*	Sintex Plastics Technology Ltd.	918,562	737
	PC Jeweller Ltd.	338,526	730
*	Jaiprakash Associates Ltd.	2,428,529	716
	Radico Khaitan Ltd.	113,477	708
*	Bombay Burmah Trading Co.	29,133	706
	Sobha Ltd.	84,392	693
2	Laurus Labs Ltd.	89,048	681
	Cox & Kings Ltd.	207,383	680
*	Just Dial Ltd.	100,313	665
	Minda Industries Ltd.	39,160	643
	Jindal Saw Ltd.	347,785	640
*	Dish TV India Ltd.	567,435	637
	Chambal Fertilizers and Chemicals Ltd.	217,856	635
	Welspun Corp. Ltd.	281,555	596
	India Cements Ltd.	271,757	595
	Srei Infrastructure Finance Ltd.	461,381	588
*,2	Larsen & Toubro Infotech Ltd.	24,411	572
	Karnataka Bank Ltd.	311,796	569
2	Dr Lal PathLabs Ltd.	44,807	567
	PTC India Ltd.	396,082	544
	Phoenix Mills Ltd.	57,529	537
	Raymond Ltd.	32,132	534
	Kaveri Seed Co. Ltd.	64,491	515
*	Central Bank of India	473,827	497
*	IFCI Ltd.	1,609,922	477
	Vijaya Bank	498,842	474
*	Jet Airways India Ltd.	48,005	460
	GE Power India Ltd.	35,805	455
	VA Tech Wabag Ltd.	58,810	446
*	Jammu & Kashmir Bank Ltd.	500,656	425
*	DEN Networks Ltd.	253,513	391
*	Hindustan Construction Co. Ltd.	1,096,845	385
*	Syndicate Bank	464,270	381
	Multi Commodity Exchange of India Ltd.	32,714	380
	Gateway Distriparks Ltd.	146,007	367
*	RattanIndia Power Ltd.	4,785,775	364

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Unitech Ltd.	4,004,755	342
	Gujarat Mineral Development Corp. Ltd.	162,654	328
	Balrampur Chini Mills Ltd.	297,193	310
*	Housing Development & Infrastructure Ltd.	577,097	286
*	Indian Overseas Bank	1,022,389	280
*	Shipping Corp. of India Ltd.	248,454	276
*	Reliance Home Finance Ltd.	261,928	243
*	Allahabad Bank	322,922	236
*	Andhra Bank	391,715	232
*	Corp Bank	515,965	232
*	Bajaj Hindusthan Sugar Ltd.	1,768,199	231
	McLeod Russel India Ltd.	97,424	226
	Sintex Industries Ltd.	849,055	225
	Marksans Pharma Ltd.	444,167	221
*	Shree Renuka Sugars Ltd.	933,686	219
*	Oriental Bank of Commerce	155,505	218
*	Rolta India Ltd.	204,443	189
*	UCO Bank	638,227	188
	Tube Investments of India Ltd.	8,298	29
*	Sundaram Finance Holdings Ltd.	13,098	29
*,3	Solara Active Pharma Sciences Ltd.	16,227	28
*	JITF Infralogistics Ltd.	21,890	12
*	Arvind SmartSpaces Ltd.	627	2
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			199,555
Indonesia (0.7%)
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,592,338	4,336
	Ciputra Development Tbk PT	31,643,055	2,489
	Pakuwon Jati Tbk PT	52,688,934	2,227
	Bank Tabungan Negara Persero Tbk PT	8,024,970	1,788
*	Barito Pacific Tbk PT	9,722,300	1,719
	Japfa Comfeed Indonesia Tbk PT	15,402,600	1,668
	Indo Tambangraya Megah Tbk PT	943,900	1,600
	Summarecon Agung Tbk PT	24,707,168	1,599
	Semen Baturaja Persero Tbk PT	5,198,000	1,565
	Waskita Karya Persero Tbk PT	9,265,279	1,464
	Ace Hardware Indonesia Tbk PT	15,523,700	1,451
*	Kresna Graha Investama Tbk PT	30,298,000	1,426
*	Lippo Karawaci Tbk PT	43,541,318	1,391
	AKR Corporindo Tbk PT	3,754,891	1,315
*	Medco Energi Internasional Tbk PT	15,024,745	1,291
*	Sentul City Tbk PT	90,765,000	1,211
	Aneka Tambang Tbk	18,631,019	1,120
	Mitra Adiperkasa Tbk PT	1,625,000	963
*	PP Persero Tbk PT	5,264,400	914
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,936,800	879
	Link Net Tbk PT	2,235,800	871
*	Wijaya Karya Persero Tbk PT	6,615,833	750
	Alam Sutera Realty Tbk PT	25,807,591	673
	Ramayana Lestari Sentosa Tbk PT	6,105,500	623
	Global Mediacom Tbk PT	14,833,606	616
*	Panin Financial Tbk PT	35,582,600	601
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,130,729	554
	Adhi Karya Persero Tbk PT	3,874,500	518
*	Eagle High Plantations Tbk PT	25,129,800	450
	Kawasan Industri Jababeka Tbk PT	25,398,176	448
	Surya Semesta Internusa Tbk PT	11,289,900	432
	Timah Tbk PT	5,696,220	417
*	Siloam International Hospitals Tbk PT	768,239	387
	Salim Ivomas Pratama Tbk PT	6,932,500	281
*	Krakatau Steel Persero Tbk PT	8,556,750	270
	Intiland Development Tbk PT	11,222,200	248
	Agung Podomoro Land Tbk PT	15,858,078	241
	Bekasi Fajar Industrial Estate Tbk PT	10,382,400	198

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Wijaya Karya Beton Tbk PT	5,015,495	171
*	Lippo Cikarang Tbk PT	895,800	148
*	Matahari Putra Prima Tbk PT	5,937,800	145
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	3,656,161	142
	Sampoerna Agro PT	233,200	39
*,3	Sigmagold Inti Perkasa Tbk PT	8,317,400	30
			41,669
Ireland (0.3%)
*	Dalata Hotel Group plc	420,562	3,348
	Hibernia REIT plc	1,608,771	2,881
	Green REIT plc	1,565,151	2,868
	C&C Group plc	736,549	2,769
	Irish Continental Group plc	374,159	2,535
	Origin Enterprises plc	296,741	1,912
*	Permanent TSB Group Holdings plc	245,273	515
	C&C Group plc (London Shares)	5,656	21
			16,849
Israel (0.3%)
*	Nova Measuring Instruments Ltd.	65,481	1,738
	Reit 1 Ltd.	431,993	1,733
	IDI Insurance Co. Ltd.	16,599	999
*	Jerusalem Oil Exploration	17,784	997
	Electra Ltd.	3,732	935
*	Cellcom Israel Ltd. (Registered)	130,234	888
*	Clal Insurance Enterprises Holdings Ltd.	56,373	882
*	Partner Communications Co. Ltd.	208,745	860
*	Brack Capital Properties NV	7,598	843
*	Jerusalem Economy Ltd.	329,939	802
	Matrix IT Ltd.	68,202	749
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	16,306	744
	Sella Capital Real Estate Ltd.	372,536	686
*	Africa Israel Properties Ltd.	27,886	643
	Bayside Land Corp.	1,462	635
	Delek Automotive Systems Ltd.	79,897	573
	Delta-Galil Industries Ltd.	19,790	567
	Menora Mivtachim Holdings Ltd.	49,982	560
	Kenon Holdings Ltd.	35,562	552
	Big Shopping Centers Ltd.	8,534	547
	Formula Systems 1985 Ltd.	15,710	541
*	Gilat Satellite Networks Ltd.	56,589	478
	Naphtha Israel Petroleum Corp. Ltd.	71,856	451
	Norstar Holdings Inc.	20,055	354
*	Allot Communications Ltd.	66,928	339
*	AudioCodes Ltd.	44,234	316
*	Kamada Ltd.	60,880	286
*	B Communications Ltd.	23,187	284
	Property & Building Corp. Ltd.	2,556	190
*	Evogene Ltd.	56,647	172
*	Africa Israel Investments Ltd.	1	—
			20,344
Italy (2.5%)
	Hera SPA	1,830,274	6,766
*	Yoox Net-A-Porter Group SPA	145,854	6,674
	Unipol Gruppo SPA	1,244,079	6,664
	Interpump Group SPA	194,116	6,167
	BPER Banca	938,765	5,419
	Cerved Information Solutions SPA	442,464	5,354
	Azimut Holding SPA	252,454	5,300
*	Brembo SPA	354,510	5,223
	Amplifon SPA	271,459	5,071
	DiaSorin SPA	52,848	4,980
	Banca Popolare di Sondrio SCPA	1,030,098	4,867
2	Anima Holding SPA	645,477	4,631

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
2	Infrastrutture Wireless Italiane SPA	556,387	4,478
	De' Longhi SPA	149,384	4,466
	Banca Generali SPA	133,820	4,341
	Societa Cattolica di Assicurazioni SC	354,974	3,779
	Autogrill SPA	294,710	3,756
	IMA Industria Macchine Automatiche SPA	37,952	3,683
	Iren SPA	1,138,932	3,460
	Societa Iniziative Autostradali e Servizi SPA	161,217	3,415
2	Enav SPA	575,086	3,135
*	Reply SPA	46,506	2,939
2	Technogym SPA	218,719	2,653
	ERG SPA	108,673	2,604
	Brunello Cucinelli SPA	75,925	2,522
	Saras SPA	1,035,565	2,472
^	Tod's SPA	29,585	2,284
	MARR SPA	74,952	2,261
	Beni Stabili SpA SIIQ	2,310,149	2,188
	ASTM SPA	77,033	2,118
	Ei Towers SPA	36,250	2,098
	Danieli & C Officine Meccaniche SPA Saving Shares	92,626	1,772
	ACEA SPA	97,722	1,714
2	OVS SPA	399,952	1,699
	Banca IFIS SPA	42,587	1,678
*	Fincantieri SPA	1,051,449	1,652
	Biesse SPA	30,410	1,602
	Credito Emiliano SPA	171,698	1,510
	Datalogic SPA	47,022	1,498
	Maire Tecnimont SPA	290,973	1,479
*,2	doBank SPA	89,008	1,347
2	RAI Way SPA	210,817	1,193
	Piaggio & C SPA	402,107	1,055
2	Banca Farmafactoring SPA	167,841	1,050
*	Immobiliare Grande Distribuzione SIIQ SPA	107,735	1,008
^	Salini Impregilo SPA	334,832	958
	Cementir Holding SPA	102,803	860
	CIR-Compagnie Industriali Riunite SPA	653,202	859
	Danieli & C Officine Meccaniche SPA	25,773	709
	Cairo Communication SPA	149,408	674
	Zignago Vetro SPA	65,732	660
*	Italmobiliare SPA	24,278	659
^,*	Juventus Football Club SPA	787,782	598
^	Geox SPA	161,427	543
*	Arnoldo Mondadori Editore SPA	265,416	519
	Cofide SPA	792,143	463
*	Rizzoli Corriere Della Sera Mediagroup SPA	239,748	338
^,*	Safilo Group SPA	67,077	336
	DeA Capital SPA	180,380	326
^,*	GEDI Gruppo Editoriale SPA	489,100	248
	Astaldi SPA	16,322	46
*	Ansaldo STS SPA	1,390	21
			154,842
Japan (15.8%)
	TechnoPro Holdings Inc.	80,900	4,707
	Nippon Gas Co. Ltd.	91,236	4,479
	Japan Lifeline Co. Ltd.	145,600	4,265
	Anritsu Corp.	324,700	4,248
^	SHO-BOND Holdings Co. Ltd.	54,100	4,090
	ADEKA Corp.	224,355	3,984
	Nippon Light Metal Holdings Co. Ltd.	1,444,217	3,860
	Amano Corp.	155,468	3,853
	Fuji Seal International Inc.	102,496	3,824
	Tokyo Seimitsu Co. Ltd.	97,234	3,693
	Hanwa Co. Ltd.	83,683	3,656
	Okumura Corp.	85,752	3,550

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Ship Healthcare Holdings Inc.	102,200	3,549
	Tsubakimoto Chain Co.	401,321	3,478
	Nihon Parkerizing Co. Ltd.	217,961	3,451
	Iwatani Corp.	92,224	3,405
	Nichias Corp.	267,139	3,384
	Toagosei Co. Ltd.	286,292	3,379
	Colowide Co. Ltd.	132,700	3,376
	Meitec Corp.	61,446	3,369
	Mandom Corp.	92,354	3,329
	Hazama Ando Corp.	408,979	3,286
	Fuyo General Lease Co. Ltd.	47,947	3,248
	Nippon Suisan Kaisha Ltd.	598,777	3,245
	Topre Corp.	103,000	3,233
	Tokyo Ohka Kogyo Co. Ltd.	91,961	3,231
	Sumitomo Bakelite Co. Ltd.	355,610	3,208
	Nikkon Holdings Co. Ltd.	120,348	3,202
	Fuji Corp.	176,288	3,164
	Fancl Corp.	80,604	3,163
	Nishimatsu Construction Co. Ltd.	113,610	3,123
	Kenedix Inc.	530,800	3,066
	Toyo Ink SC Holdings Co. Ltd.	495,463	3,062
	NET One Systems Co. Ltd.	188,400	3,032
	Nihon Unisys Ltd.	145,241	3,014
	Outsourcing Inc.	179,300	3,006
	cocokara fine Inc.	41,389	2,993
	Sangetsu Corp.	142,120	2,933
	Kanematsu Corp.	189,100	2,888
	Toho Holdings Co. Ltd.	118,018	2,880
	Sakata Seed Corp.	78,556	2,877
	Kureha Corp.	42,202	2,866
	Iriso Electronics Co. Ltd.	45,000	2,851
	Lasertec Corp.	85,500	2,825
	Yaoko Co. Ltd.	50,700	2,812
	Takasago Thermal Engineering Co. Ltd.	147,481	2,796
	Maruha Nichiro Corp.	82,046	2,762
	Daiseki Co. Ltd.	88,687	2,761
	CKD Corp.	130,800	2,743
	Kumagai Gumi Co. Ltd.	79,780	2,715
	Yoshinoya Holdings Co. Ltd.	146,120	2,713
	TOKAI Holdings Corp.	265,200	2,686
	Kiyo Bank Ltd.	163,047	2,655
	Oki Electric Industry Co. Ltd.	194,306	2,622
	Joyful Honda Co. Ltd.	74,174	2,619
	Okinawa Electric Power Co. Inc.	84,874	2,588
	Goldwin Inc.	40,800	2,574
	Inaba Denki Sangyo Co. Ltd.	59,612	2,557
^	Kyoritsu Maintenance Co. Ltd.	54,160	2,551
	V Technology Co. Ltd.	9,800	2,548
^	GMO Internet Inc.	138,961	2,546
	Duskin Co. Ltd.	100,760	2,540
	Nichiha Corp.	64,000	2,537
	Musashino Bank Ltd.	75,500	2,515
	Okamura Corp.	183,300	2,475
	Digital Garage Inc.	73,900	2,455
	Senshu Ikeda Holdings Inc.	620,600	2,447
	Hyakugo Bank Ltd.	523,900	2,445
	Nachi-Fujikoshi Corp.	468,510	2,429
	KH Neochem Co. Ltd.	78,900	2,386
	Valor Holdings Co. Ltd.	85,300	2,380
^	Monex Group Inc.	418,387	2,380
	Fujitec Co. Ltd.	171,184	2,377
	Ryosan Co. Ltd.	62,757	2,335
	Trusco Nakayama Corp.	88,900	2,334
	Gunze Ltd.	37,809	2,322

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tokyo Dome Corp.	236,878	2,303
^	Daio Paper Corp.	163,454	2,291
	Nanto Bank Ltd.	82,200	2,282
	Ogaki Kyoritsu Bank Ltd.	90,374	2,278
	Taikisha Ltd.	65,163	2,272
	Daikyonishikawa Corp.	125,700	2,259
	FCC Co. Ltd.	79,343	2,244
	San-A Co. Ltd.	41,444	2,210
	Makino Milling Machine Co. Ltd.	233,901	2,207
	Hokkoku Bank Ltd.	55,200	2,203
	TPR Co. Ltd.	72,600	2,199
	Takara Bio Inc.	113,016	2,193
	Sushiro Global Holdings Ltd.	42,300	2,190
	Nissha Co. Ltd.	92,960	2,189
	United Arrows Ltd.	59,567	2,188
	KYB Corp.	44,700	2,154
	Arcs Co. Ltd.	78,600	2,153
	Paramount Bed Holdings Co. Ltd.	43,200	2,149
	Central Glass Co. Ltd.	90,615	2,147
^	DCM Holdings Co. Ltd.	215,588	2,145
	Mitsubishi Pencil Co. Ltd.	107,900	2,144
	Ai Holdings Corp.	80,300	2,143
	SMS Co. Ltd.	56,600	2,143
	Infomart Corp.	234,600	2,134
	Juroku Bank Ltd.	80,900	2,134
	Sumitomo Mitsui Construction Co. Ltd.	348,146	2,133
	Hogy Medical Co. Ltd.	51,122	2,132
	Tsubaki Nakashima Co. Ltd.	90,300	2,126
	Nippon Seiki Co. Ltd.	110,232	2,126
	Onward Holdings Co. Ltd.	257,556	2,122
	Bank of Okinawa Ltd.	50,344	2,117
	Okasan Securities Group Inc.	369,000	2,108
	Round One Corp.	144,400	2,089
	Kanamoto Co. Ltd.	60,700	2,074
	Unipres Corp.	87,880	2,069
	Hyakujushi Bank Ltd.	611,000	2,061
	Seiren Co. Ltd.	106,900	2,061
	Hitachi Zosen Corp.	379,510	2,060
*	Macromill Inc.	76,200	2,059
	Shinmaywa Industries Ltd.	183,268	2,054
	Eizo Corp.	43,456	2,031
	Mirait Holdings Corp.	127,471	2,022
	Kotobuki Spirits Co. Ltd.	42,300	2,006
	Prima Meat Packers Ltd.	328,440	2,004
	Tomy Co. Ltd.	203,517	1,993
	San-Ai Oil Co. Ltd.	126,500	1,992
	EDION Corp.	167,899	1,968
	Hokuetsu Kishu Paper Co. Ltd.	315,121	1,963
	ZERIA Pharmaceutical Co. Ltd.	95,640	1,962
	Takara Standard Co. Ltd.	115,399	1,961
	Optex Group Co. Ltd.	64,800	1,946
	Keihin Corp.	98,521	1,946
	Nippon Flour Mills Co. Ltd.	118,029	1,925
	Heiwa Real Estate Co. Ltd.	82,120	1,924
	As One Corp.	28,200	1,915
	Totetsu Kogyo Co. Ltd.	63,900	1,909
	Starts Corp. Inc.	69,015	1,905
	Maxell Holdings Ltd.	96,400	1,901
^	Hirata Corp.	20,111	1,899
	Taiyo Holdings Co. Ltd.	44,300	1,883
	Daiwabo Holdings Co. Ltd.	41,476	1,882
	Takuma Co. Ltd.	170,400	1,867
	Mani Inc.	46,000	1,866
	Yodogawa Steel Works Ltd.	64,833	1,850

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Siix Corp.	92,000	1,849
	IBJ Leasing Co. Ltd.	66,801	1,845
	Senko Group Holdings Co. Ltd.	239,700	1,842
	Fuji Soft Inc.	47,474	1,839
^	JINS Inc.	33,800	1,830
	Kato Sangyo Co. Ltd.	49,700	1,830
	Milbon Co. Ltd.	41,720	1,813
	Tokyo Steel Manufacturing Co. Ltd.	217,200	1,813
	Justsystems Corp.	76,600	1,811
	Sumitomo Warehouse Co. Ltd.	263,808	1,805
	Heiwado Co. Ltd.	75,600	1,803
	Nojima Corp.	73,000	1,802
	Seiko Holdings Corp.	68,858	1,793
	Takeuchi Manufacturing Co. Ltd.	78,400	1,791
	Meidensha Corp.	453,935	1,786
	Nippon Steel & Sumikin Bussan Corp.	32,549	1,785
	Morita Holdings Corp.	90,966	1,784
	Nomura Co. Ltd.	88,600	1,780
	Nippon Soda Co. Ltd.	309,127	1,776
	NSD Co. Ltd.	85,134	1,775
	Daihen Corp.	228,759	1,774
	Toei Co. Ltd.	15,764	1,771
	Financial Products Group Co. Ltd.	138,000	1,757
	S Foods Inc.	41,600	1,748
^	Atom Corp.	193,357	1,746
	MOS Food Services Inc.	57,558	1,744
	Alpine Electronics Inc.	92,048	1,741
	Descente Ltd.	103,000	1,738
	Showa Corp.	115,492	1,736
	Sanyo Denki Co. Ltd.	20,100	1,735
	Inabata & Co. Ltd.	113,000	1,735
	Toshiba Machine Co. Ltd.	260,000	1,722
	Okamoto Industries Inc.	172,000	1,721
	Joshin Denki Co. Ltd.	41,426	1,713
	Toshiba Plant Systems & Services Corp.	81,724	1,705
*	Nippon Sheet Glass Co. Ltd.	207,800	1,696
	Futaba Corp.	81,532	1,690
	Kitz Corp.	201,148	1,682
	Musashi Seimitsu Industry Co. Ltd.	47,915	1,679
	Toho Bank Ltd.	431,364	1,673
	Japan Material Co. Ltd.	126,500	1,673
	Transcosmos Inc.	60,496	1,670
	UACJ Corp.	63,985	1,668
	Nichi-iko Pharmaceutical Co. Ltd.	104,202	1,667
	Tokyu Construction Co. Ltd.	155,900	1,665
	Nitta Corp.	43,600	1,658
^	JCR Pharmaceuticals Co. Ltd.	31,594	1,654
	DTS Corp.	45,568	1,651
^	Wacom Co. Ltd.	325,636	1,645
	Nippon Densetsu Kogyo Co. Ltd.	80,103	1,644
	Eiken Chemical Co. Ltd.	69,400	1,638
	Yamagata Bank Ltd.	73,785	1,628
	United Super Markets Holdings Inc.	123,650	1,626
	Royal Holdings Co. Ltd.	59,800	1,625
	Sanken Electric Co. Ltd.	253,648	1,623
*	Pepper Food Service Co. Ltd.	28,154	1,621
^	Token Corp.	16,986	1,618
	Toridoll Holdings Corp.	48,100	1,611
	Earth Corp.	30,543	1,605
	Shibuya Corp.	47,000	1,603
^	Kura Corp.	22,300	1,602
	Chudenko Corp.	57,500	1,599
	Nichicon Corp.	141,483	1,596
	Funai Soken Holdings Inc.	68,150	1,595

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Ichibanya Co. Ltd.	37,968	1,581
Benefit One Inc.	67,600	1,581
Obara Group Inc.	26,740	1,580
Arata Corp.	26,659	1,580
Japan Wool Textile Co. Ltd.	151,289	1,577
Nisshin Oillio Group Ltd.	54,752	1,574
Toshiba TEC Corp.	275,000	1,574
Yamazen Corp.	155,100	1,568
Nikkiso Co. Ltd.	137,461	1,565
Asahi Holdings Inc.	85,600	1,563
TOMONY Holdings Inc.	348,400	1,555
Hosiden Corp.	130,267	1,553
Ryobi Ltd.	60,687	1,550
Koshidaka Holdings Co. Ltd.	25,602	1,549
Maruwa Co. Ltd.	18,700	1,541
Furukawa Co. Ltd.	76,598	1,541
Zenrin Co. Ltd.	76,550	1,540
Nissin Kogyo Co. Ltd.	87,709	1,539
Nagaileben Co. Ltd.	58,100	1,537
Fuji Kyuko Co. Ltd.	55,200	1,533
Kurabo Industries Ltd.	464,000	1,531
TSI Holdings Co. Ltd.	191,500	1,529
Bank of Iwate Ltd.	38,924	1,525
Kohnan Shoji Co. Ltd.	58,300	1,523
Aida Engineering Ltd.	130,406	1,519
Tokyo TY Financial Group Inc.	57,266	1,511
EPS Holdings Inc.	74,100	1,510
Yamanashi Chuo Bank Ltd.	341,311	1,508
Kintetsu World Express Inc.	80,900	1,505
Jeol Ltd.	175,000	1,500
Yokogawa Bridge Holdings Corp.	68,800	1,498
Piolax Inc.	53,300	1,493
Aeon Delight Co. Ltd.	42,400	1,483
Systena Corp.	39,000	1,480
Tocalo Co. Ltd.	118,700	1,473
Idec Corp.	64,100	1,471
Sato Holdings Corp.	52,300	1,467
Kameda Seika Co. Ltd.	29,500	1,452
Bank of Nagoya Ltd.	38,812	1,443
Unizo Holdings Co. Ltd.	60,400	1,438
Showa Sangyo Co. Ltd.	54,200	1,434
Seikagaku Corp.	86,764	1,434
Istyle Inc.	106,700	1,421
Sakata INX Corp.	92,300	1,410
Pacific Industrial Co. Ltd.	98,700	1,400
Create SD Holdings Co. Ltd.	48,118	1,394
Hiday Hidaka Corp.	53,554	1,394
* Kansai Mirai Financial Group Inc.	175,353	1,389
Toho Zinc Co. Ltd.	30,078	1,384
Axial Retailing Inc.	33,930	1,383
Ichikoh Industries Ltd.	127,500	1,383
Saibu Gas Co. Ltd.	51,173	1,383
KOMEDA Holdings Co. Ltd.	68,500	1,382
^ Kumiai Chemical Industry Co. Ltd.	217,050	1,378
Star Micronics Co. Ltd.	76,998	1,378
Miroku Jyoho Service Co. Ltd.	48,300	1,375
Chugoku Marine Paints Ltd.	139,300	1,374
Noritz Corp.	75,387	1,374
Koa Corp.	62,000	1,353
Mitsui Sugar Co. Ltd.	33,700	1,346
Nitto Boseki Co. Ltd.	62,111	1,342
Saizeriya Co. Ltd.	57,921	1,338
Aomori Bank Ltd.	42,861	1,334
Sekisui Jushi Corp.	61,200	1,333

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Oiles Corp.	61,308	1,325
	Menicon Co. Ltd.	50,400	1,315
	Mizuno Corp.	40,556	1,311
	Japan Securities Finance Co. Ltd.	198,741	1,306
	YA-MAN Ltd.	59,800	1,301
	NEC Networks & System Integration Corp.	49,700	1,300
	Modec Inc.	48,888	1,297
	Chubu Shiryo Co. Ltd.	57,400	1,290
	AOKI Holdings Inc.	84,004	1,289
	Chiyoda Co. Ltd.	53,500	1,286
	Osaka Soda Co. Ltd.	46,000	1,285
^	Zojirushi Corp.	95,900	1,285
	Nishimatsuya Chain Co. Ltd.	104,400	1,283
	Komori Corp.	100,800	1,282
	TKC Corp.	32,049	1,280
	Tsugami Corp.	106,000	1,276
	Tamura Corp.	167,900	1,275
^,*	euglena Co. Ltd.	138,500	1,273
	Create Restaurants Holdings Inc.	100,770	1,269
	T-Gaia Corp.	45,300	1,266
	Tokyotokeiba Co. Ltd.	33,000	1,265
^	Megachips Corp.	39,281	1,260
	Nippon Signal Company Ltd.	132,516	1,258
	Topy Industries Ltd.	42,279	1,252
	Jaccs Co. Ltd.	55,300	1,252
	Oita Bank Ltd.	33,907	1,244
	Sanyo Special Steel Co. Ltd.	48,770	1,241
	Kisoji Co. Ltd.	47,760	1,237
	Belluna Co. Ltd.	106,000	1,233
	Marusan Securities Co. Ltd.	128,755	1,226
	Noritake Co. Ltd.	28,700	1,225
	DyDo Group Holdings Inc.	19,544	1,216
	Marudai Food Co. Ltd.	246,591	1,213
	Towa Pharmaceutical Co. Ltd.	18,994	1,209
	Daibiru Corp.	100,843	1,202
	Asahi Diamond Industrial Co. Ltd.	125,122	1,199
^	Tateru Inc.	70,900	1,198
	Tosho Co. Ltd.	32,500	1,195
^	J Trust Co. Ltd.	168,900	1,194
	Bunka Shutter Co. Ltd.	119,600	1,189
	Ringer Hut Co. Ltd.	48,800	1,186
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	28,903	1,184
	Bank of the Ryukyus Ltd.	77,167	1,184
	Ohsho Food Service Corp.	23,574	1,183
	Hamakyorex Co. Ltd.	33,900	1,182
	Doutor Nichires Holdings Co. Ltd.	56,337	1,178
	Ricoh Leasing Co. Ltd.	35,306	1,178
	Konoike Transport Co. Ltd.	67,100	1,173
	BML Inc.	46,300	1,172
	Relia Inc.	91,800	1,167
	Doshisha Co. Ltd.	50,000	1,165
	Bell System24 Holdings Inc.	72,300	1,158
	kabu.com Securities Co. Ltd.	318,400	1,157
	Wakita & Co. Ltd.	109,300	1,155
	Shikoku Bank Ltd.	78,840	1,151
	Nippon Thompson Co. Ltd.	156,300	1,151
	Foster Electric Co. Ltd.	48,685	1,141
	Internet Initiative Japan Inc.	60,356	1,140
	Fukushima Industries Corp.	24,500	1,136
	Shinko Electric Industries Co. Ltd.	146,000	1,136
	Fujimori Kogyo Co. Ltd.	33,500	1,135
	Sanshin Electronics Co. Ltd.	55,800	1,134
	Yuasa Trading Co. Ltd.	35,400	1,132
	Nippon Ceramic Co. Ltd.	42,600	1,131

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Noritsu Koki Co. Ltd.	45,200	1,129
	Shizuoka Gas Co. Ltd.	124,700	1,128
	Bando Chemical Industries Ltd.	93,800	1,126
	Max Co. Ltd.	86,500	1,125
	Monogatari Corp.	10,370	1,125
	Sintokogio Ltd.	105,500	1,124
	Fukui Bank Ltd.	49,855	1,121
	Macnica Fuji Electronics Holdings Inc.	65,313	1,117
*	Pacific Metals Co. Ltd.	31,808	1,116
	Press Kogyo Co. Ltd.	193,600	1,116
	Mitsuba Corp.	76,424	1,116
	Tachi-S Co. Ltd.	61,400	1,113
	Sankyo Tateyama Inc.	75,000	1,113
^	Shoei Foods Corp.	28,000	1,105
	Retail Partners Co. Ltd.	74,400	1,104
	JCU Corp.	48,800	1,103
*	San ju San Financial Group Inc.	52,052	1,101
	Matsuya Co. Ltd.	85,900	1,100
	Riso Kagaku Corp.	54,884	1,097
	Aichi Steel Corp.	25,402	1,096
	Raito Kogyo Co. Ltd.	100,700	1,094
	Fuji Co. Ltd.	50,100	1,094
	Daiho Corp.	179,000	1,089
	Tsukishima Kikai Co. Ltd.	77,400	1,088
	Sanyo Chemical Industries Ltd.	22,954	1,083
	Sodick Co. Ltd.	87,978	1,083
	Fujicco Co. Ltd.	47,005	1,082
	Riken Corp.	18,800	1,081
	Dip Corp.	44,500	1,079
	Miyazaki Bank Ltd.	33,193	1,074
	Mitsuboshi Belting Ltd.	94,000	1,072
	Belc Co. Ltd.	19,900	1,071
	Prestige International Inc.	93,200	1,071
	Hokuetsu Bank Ltd.	48,321	1,071
^	KLab Inc.	62,960	1,070
	Nissei ASB Machine Co. Ltd.	17,300	1,070
	Shindengen Electric Manufacturing Co. Ltd.	17,000	1,067
	Life Corp.	42,500	1,062
	DA Consortium Holdings Inc.	50,900	1,061
	Fuso Chemical Co. Ltd.	41,800	1,059
	Eagle Industry Co. Ltd.	58,700	1,059
	Geo Holdings Corp.	64,500	1,054
	Sakai Moving Service Co. Ltd.	19,500	1,054
	Adastria Co. Ltd.	60,600	1,051
	Shikoku Chemicals Corp.	74,200	1,050
	T Hasegawa Co. Ltd.	48,200	1,036
	Qol Co. Ltd.	50,499	1,035
	YAMABIKO Corp.	72,400	1,034
	Nishio Rent All Co. Ltd.	34,800	1,033
	JVC Kenwood Corp.	296,440	1,033
	Kyokuto Kaihatsu Kogyo Co. Ltd.	65,300	1,033
^	Nippon Carbon Co. Ltd.	22,700	1,031
	Sanki Engineering Co. Ltd.	92,567	1,030
	Kenko Mayonnaise Co. Ltd.	29,300	1,027
	Nohmi Bosai Ltd.	47,700	1,026
	Anicom Holdings Inc.	31,200	1,025
	TOC Co. Ltd.	114,946	1,018
*	Mitsui-Soko Holdings Co. Ltd.	313,762	1,017
	Futaba Industrial Co. Ltd.	127,200	1,017
	Trancom Co. Ltd.	13,400	1,015
	Nippon Koei Co. Ltd.	34,400	1,008
^	Plenus Co. Ltd.	58,400	1,007
	LIFULL Co. Ltd.	123,900	1,006
	Akita Bank Ltd.	36,700	1,004

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Nitto Kogyo Corp.	58,388	1,002
	Japan Pulp & Paper Co. Ltd.	24,100	1,001
	Pressance Corp.	65,348	998
	Nissin Electric Co. Ltd.	99,500	998
*	Shoei Co. Ltd.	26,900	997
	Toa Corp.	39,100	997
	Takasago International Corp.	32,000	997
	Kadokawa Dwango Corp.	96,301	996
	Tayca Corp.	37,832	996
	Sinfonia Technology Co. Ltd.	282,000	995
	Chofu Seisakusho Co. Ltd.	41,800	993
^,*	M&A Capital Partners Co. Ltd.	13,700	988
	Itochu Enex Co. Ltd.	100,500	986
	Vector Inc.	50,900	982
	ESPEC Corp.	41,708	981
	Dexerials Corp.	104,400	979
	Pack Corp.	25,800	977
	Towa Bank Ltd.	73,200	977
^,*	Unitika Ltd.	148,200	974
^	Kitanotatsujin Corp.	128,000	974
	Kyoei Steel Ltd.	46,512	969
	Kaga Electronics Co. Ltd.	39,100	967
	Yondoshi Holdings Inc.	39,200	965
	VT Holdings Co. Ltd.	211,800	964
^,*	Pioneer Corp.	616,213	961
^	Link And Motivation Inc.	94,700	960
	LEC Inc.	27,324	960
^	Teikoku Sen-I Co. Ltd.	45,884	956
	Taihei Dengyo Kaisha Ltd.	36,900	953
	Avex Inc.	69,000	952
	FULLCAST Holdings Co. Ltd.	44,046	952
	Elecom Co. Ltd.	42,400	950
	Iino Kaiun Kaisha Ltd.	190,636	948
	Nippon Yakin Kogyo Co. Ltd.	353,300	947
	Juki Corp.	65,118	944
	Ichiyoshi Securities Co. Ltd.	77,000	942
	Sanyo Electric Railway Co. Ltd.	36,800	940
	Yellow Hat Ltd.	31,700	940
	IDOM Inc.	129,500	936
	Konishi Co. Ltd.	57,300	934
	Daido Metal Co. Ltd.	78,600	933
^	W-Scope Corp.	62,700	932
	Fujibo Holdings Inc.	24,100	930
	Canon Electronics Inc.	39,994	930
	Nihon Nohyaku Co. Ltd.	143,400	930
	Aichi Bank Ltd.	19,404	927
	Fujimi Inc.	42,747	925
	Sumitomo Seika Chemicals Co. Ltd.	19,300	924
	Kanto Denka Kogyo Co. Ltd.	99,300	921
	MCJ Co. Ltd.	69,300	920
	Ehime Bank Ltd.	76,100	917
	Hosokawa Micron Corp.	13,800	917
	Tonami Holdings Co. Ltd.	14,500	912
	Xebio Holdings Co. Ltd.	48,308	910
	Nittetsu Mining Co. Ltd.	14,900	908
	Sogo Medical Co. Ltd.	38,600	901
	Nippon Valqua Industries Ltd.	32,600	898
	Arcland Sakamoto Co. Ltd.	56,800	896
	Sakai Chemical Industry Co. Ltd.	34,209	894
	Takamatsu Construction Group Co. Ltd.	33,000	890
	Yakuodo Co. Ltd.	25,600	886
	Toyo Tanso Co. Ltd.	30,110	885
	NichiiGakkan Co. Ltd.	85,700	885
	St. Marc Holdings Co. Ltd.	31,200	883

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CONEXIO Corp.	39,800	883
	Tokai Corp.	39,200	883
	Tsurumi Manufacturing Co. Ltd.	45,400	882
	LIXIL VIVA Corp.	47,500	882
	Toho Titanium Co. Ltd.	71,200	881
	G-Tekt Corp.	45,500	879
	Nichiban Co. Ltd.	27,400	876
	Inageya Co. Ltd.	52,700	874
	Eighteenth Bank Ltd.	330,000	873
*	Ishihara Sangyo Kaisha Ltd.	74,700	858
	Okabe Co. Ltd.	89,735	853
	Riken Keiki Co. Ltd.	37,800	851
	Tanseisha Co. Ltd.	71,700	850
	Broadleaf Co. Ltd.	177,800	846
	Solasto Corp.	31,900	844
	CMK Corp.	104,000	839
	Tamron Co. Ltd.	41,100	834
	Tekken Corp.	27,800	833
	Nippon Denko Co. Ltd.	249,390	832
	Yokohama Reito Co. Ltd.	82,000	831
	Tochigi Bank Ltd.	219,012	830
	Sumitomo Riko Co. Ltd.	79,000	826
	Kanematsu Electronics Ltd.	26,000	824
^	Digital Arts Inc.	20,900	823
	Starzen Co. Ltd.	16,300	820
	Alconix Corp.	45,914	820
	Rheon Automatic Machinery Co. Ltd.	44,315	816
	Daito Pharmaceutical Co. Ltd.	23,700	815
	Computer Engineering & Consulting Ltd.	26,535	814
^	Micronics Japan Co. Ltd.	72,900	812
	Nippon Chemi-Con Corp.	34,981	810
	Tsukui Corp.	102,500	809
^	Rock Field Co. Ltd.	41,868	800
	Feed One Co. Ltd.	359,500	800
^	PIA Corp.	13,200	799
	Hokuto Corp.	45,224	798
^	JSP Corp.	24,600	796
	Mitsuuroko Group Holdings Co. Ltd.	99,100	795
	Shinko Plantech Co. Ltd.	84,400	792
	Nissei Build Kogyo Co. Ltd.	63,600	792
	Intage Holdings Inc.	71,400	782
	Takara Leben Co. Ltd.	183,900	779
	Denki Kogyo Co. Ltd.	25,780	779
	Kasai Kogyo Co. Ltd.	55,400	779
	Tachibana Eletech Co. Ltd.	40,800	778
	Daiken Corp.	31,000	778
	Dai Nippon Toryo Co. Ltd.	54,800	773
	Hibiya Engineering Ltd.	39,500	767
	Meisei Industrial Co. Ltd.	102,400	765
	BRONCO BILLY Co. Ltd.	19,400	760
	Anest Iwata Corp.	71,300	759
	Shin-Etsu Polymer Co. Ltd.	79,800	758
^	Mitsui High-Tec Inc.	51,700	757
	Aeon Fantasy Co. Ltd.	14,400	757
	Neturen Co. Ltd.	74,900	755
	OSAKA Titanium Technologies Co. Ltd.	40,700	755
	Wowow Inc.	24,000	754
	Alpen Co. Ltd.	34,300	753
	Gurunavi Inc.	55,100	752
	Toyo Construction Co. Ltd.	157,000	751
*	Sanden Holdings Corp.	51,600	750
	Key Coffee Inc.	37,593	748
	Goldcrest Co. Ltd.	35,180	747
	Torii Pharmaceutical Co. Ltd.	27,400	746

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Dai-Dan Co. Ltd.	30,700	743
	Tosei Corp.	60,400	740
	Hioki EE Corp.	19,400	740
	Ryoyo Electro Corp.	44,642	739
	Sekisui Plastics Co. Ltd.	55,000	739
	Vital KSK Holdings Inc.	75,300	738
	Tokushu Tokai Paper Co. Ltd.	18,800	735
	Warabeya Nichiyo Holdings Co. Ltd.	28,900	734
	UKC Holdings Corp.	34,800	733
	METAWATER Co. Ltd.	24,800	730
	Aisan Industry Co. Ltd.	70,600	728
	Union Tool Co.	20,800	728
	Komatsu Seiren Co. Ltd.	74,400	726
	Fukuda Corp.	11,500	721
	Namura Shipbuilding Co. Ltd.	115,948	719
	Maeda Kosen Co. Ltd.	47,200	717
	Michinoku Bank Ltd.	44,100	714
	Sun Frontier Fudousan Co. Ltd.	59,100	713
^,*	Nextage Co. Ltd.	69,600	712
	Yorozu Corp.	41,276	711
	Nihon Tokushu Toryo Co. Ltd.	34,000	709
	Kyokuyo Co. Ltd.	20,600	708
*	Kintetsu Department Store Co. Ltd.	19,700	701
	Giken Ltd.	30,100	699
	ASKA Pharmaceutical Co. Ltd.	45,800	698
	Sinko Industries Ltd.	43,041	698
	J-Oil Mills Inc.	20,100	694
	Maruzen Showa Unyu Co. Ltd.	146,000	690
*	World Holdings Co. Ltd.	19,000	688
	Achilles Corp.	32,900	684
	Jimoto Holdings Inc.	391,282	683
	Kamei Corp.	49,200	683
	Nippon Kanzai Co. Ltd.	35,800	682
	Keihanshin Building Co. Ltd.	80,000	682
	Kyokuto Securities Co. Ltd.	47,500	681
	Toyo Kanetsu KK	22,300	680
	Toyo Kohan Co. Ltd.	103,600	679
	Shinnihon Corp.	61,200	679
	FIDEA Holdings Co. Ltd.	385,800	677
^	Yamashin-Filter Corp.	61,613	672
	Enplas Corp.	23,153	666
	Arakawa Chemical Industries Ltd.	36,500	666
	Oyo Corp.	46,400	665
	Kyosan Electric Manufacturing Co. Ltd.	103,000	662
	Fuji Pharma Co. Ltd.	16,600	660
^	Hodogaya Chemical Co. Ltd.	15,500	658
	Nippon Parking Development Co. Ltd.	391,300	656
^	Stella Chemifa Corp.	19,700	656
	Sumitomo Densetsu Co. Ltd.	30,900	656
	Cosel Co. Ltd.	48,700	655
	OSJB Holdings Corp.	223,294	654
	Nagatanien Holdings Co. Ltd.	49,000	654
^	Rorze Corp.	29,100	654
	Osaki Electric Co. Ltd.	90,100	653
	Riken Vitamin Co. Ltd.	17,300	651
	Yushin Precision Equipment Co. Ltd.	45,800	651
	Arcland Service Holdings Co. Ltd.	30,500	651
	Towa Corp.	52,965	651
^	Maruwa Unyu Kikan Co. Ltd.	22,251	648
	Itochu-Shokuhin Co. Ltd.	11,600	646
	Hochiki Corp.	32,100	645
	Shinko Shoji Co. Ltd.	36,900	641
	PAL GROUP Holdings Co. Ltd.	23,400	641
	Daiwa Industries Ltd.	58,500	639

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Amuse Inc.	21,900	638
	Okuwa Co. Ltd.	59,000	636
	Information Services International-Dentsu Ltd.	24,600	636
	Kappa Create Co. Ltd.	51,288	633
	Nissin Corp.	24,400	632
^,*	Toyo Engineering Corp.	60,735	632
	Clarion Co. Ltd.	225,000	630
	Rokko Butter Co. Ltd.	26,400	630
^	JAC Recruitment Co. Ltd.	31,000	629
	Pasona Group Inc.	37,900	629
	Iseki & Co. Ltd.	32,587	628
	Nitto Kohki Co. Ltd.	23,900	628
	Daiichi Jitsugyo Co. Ltd.	20,400	623
	Matsuya Foods Co. Ltd.	17,800	622
	Sumida Corp.	45,309	622
*	RS Technologies Co. Ltd.	9,900	621
	Yurtec Corp.	70,700	618
	Bank of Saga Ltd.	26,800	615
	Mitsubishi Steel Manufacturing Co. Ltd.	25,400	614
	Nippon Road Co. Ltd.	12,300	613
	Tenma Corp.	31,600	603
	Cawachi Ltd.	25,900	602
	Mie Kotsu Group Holdings Inc.	125,800	598
	Katakura Industries Co. Ltd.	46,900	595
	Roland DG Corp.	25,600	594
	Trust Tech Inc.	18,596	593
	Chukyo Bank Ltd.	27,500	592
	KFC Holdings Japan Ltd.	32,300	592
	Tsukuba Bank Ltd.	170,300	590
	Chiyoda Integre Co. Ltd.	25,700	590
	Onoken Co. Ltd.	33,500	588
	Itoki Corp.	87,500	586
	Denyo Co. Ltd.	33,500	586
	Fujiya Co. Ltd.	23,300	580
	Toa Corp.	49,000	579
	F@N Communications Inc.	91,900	577
	Ines Corp.	53,700	576
^	COOKPAD Inc.	99,000	576
	Sanyo Shokai Ltd.	24,842	575
	Melco Holdings Inc.	15,600	573
	Tokyo Rope Manufacturing Co. Ltd.	26,500	570
	Daikokutenbussan Co. Ltd.	11,000	569
	Teikoku Electric Manufacturing Co. Ltd.	38,100	567
	Shinwa Co. Ltd.	24,100	565
	Kobe Bussan Co. Ltd.	11,600	562
	Wellnet Corp.	51,700	556
	Kato Works Co. Ltd.	23,741	556
	Nichiden Corp.	28,000	555
	Mimasu Semiconductor Industry Co. Ltd.	31,500	555
	Sagami Chain Co. Ltd.	43,296	555
	Ministop Co. Ltd.	26,700	554
	Seika Corp.	21,600	547
	WDB Holdings Co. Ltd.	17,312	547
	Mitsubishi Logisnext Co. Ltd.	62,900	542
	SRA Holdings	18,700	539
	Icom Inc.	21,500	538
	Osaka Steel Co. Ltd.	24,800	535
	Koatsu Gas Kogyo Co. Ltd.	60,600	534
^	KAWADA TECHNOLOGIES Inc.	9,200	533
	Marvelous Inc.	62,200	532
	Mito Securities Co. Ltd.	137,600	531
	WATAMI Co. Ltd.	38,900	528
	CI Takiron Corp.	85,600	522
	Nippon Beet Sugar Manufacturing Co. Ltd.	23,300	516

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Kyodo Printing Co. Ltd.	16,800	514
	Open Door Inc.	27,800	513
	ST Corp.	22,900	510
	Sinanen Holdings Co. Ltd.	19,800	509
	Japan Cash Machine Co. Ltd.	45,100	507
	Riken Technos Corp.	104,400	507
^	eRex Co. Ltd.	63,700	505
	Tokyo Energy & Systems Inc.	42,500	501
	Shimizu Bank Ltd.	17,800	501
^	Medical Data Vision Co. Ltd.	34,600	500
	Chiba Kogyo Bank Ltd.	107,800	500
^	Fujita Kanko Inc.	16,498	500
	Gakken Holdings Co. Ltd.	11,000	499
	Advan Co. Ltd.	54,400	497
	Japan Transcity Corp.	107,192	497
	Hisaka Works Ltd.	46,600	496
	Kanagawa Chuo Kotsu Co. Ltd.	14,600	493
	Fuji Oil Co. Ltd.	119,200	493
	Kanaden Corp.	39,700	491
^	Tokyo Individualized Educational Institute Inc.	44,412	487
	K&O Energy Group Inc.	30,700	487
*	Akatsuki Inc.	11,300	485
	Uchida Yoko Co. Ltd.	17,400	485
	Mitsui Matsushima Co. Ltd.	33,800	484
	Kurimoto Ltd.	25,800	483
	Ryoden Corp.	28,700	481
	Toenec Corp.	15,400	481
	Mitsubishi Research Institute Inc.	13,700	481
	Fudo Tetra Corp.	278,400	475
^	Ohara Inc.	21,196	474
	T RAD Co. Ltd.	13,200	473
	Studio Alice Co. Ltd.	21,000	471
^	Toho Co. Ltd.	19,700	471
	Jamco Corp.	20,400	469
	Nihon Chouzai Co. Ltd.	15,000	467
	Godo Steel Ltd.	20,000	467
	Asunaro Aoki Construction Co. Ltd.	48,000	463
	CMIC Holdings Co. Ltd.	20,000	459
	Keiyo Co. Ltd.	87,900	458
	Tatsuta Electric Wire and Cable Co. Ltd.	74,200	458
	Halows Co. Ltd.	18,400	458
	Future Corp.	39,700	457
	Kita-Nippon Bank Ltd.	17,500	457
	Meiko Network Japan Co. Ltd.	40,263	456
	Organo Corp.	14,600	456
	Toyo Corp.	50,817	454
^	Yonex Co. Ltd.	81,400	454
	Okura Industrial Co. Ltd.	81,000	451
	Matsuda Sangyo Co. Ltd.	26,800	451
	PC Depot Corp.	68,440	448
	Mars Engineering Corp.	20,000	446
	NDS Co. Ltd.	11,200	446
	NS United Kaiun Kaisha Ltd.	21,400	444
	ASAHI YUKIZAI Corp.	26,411	441
	Ateam Inc.	21,200	441
	Chori Co. Ltd.	23,000	440
	Aiphone Co. Ltd.	26,300	440
	Nippon Coke & Engineering Co. Ltd.	411,000	439
	Torishima Pump Manufacturing Co. Ltd.	46,800	438
	GCA Corp.	49,500	438
	Happinet Corp.	31,600	438
	Kitagawa Iron Works Co. Ltd.	17,100	436
	SMK Corp.	123,000	436
	France Bed Holdings Co. Ltd.	48,400	435

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Central Sports Co. Ltd.	12,775	434
*	Shin Nippon Biomedical Laboratories Ltd.	86,000	430
	Furuno Electric Co. Ltd.	52,300	429
	Fuso Pharmaceutical Industries Ltd.	15,900	427
	Nihon Trim Co. Ltd.	10,200	424
^,*	Akebono Brake Industry Co. Ltd.	164,965	424
	Pronexus Inc.	32,735	423
	CHIMNEY Co. Ltd.	15,900	422
	Parco Co. Ltd.	33,500	419
	Taiho Kogyo Co. Ltd.	31,000	418
	Kansai Super Market Ltd.	38,500	415
	Yahagi Construction Co. Ltd.	54,000	411
	SWCC Showa Holdings Co. Ltd.	47,700	411
	Krosaki Harima Corp.	8,800	406
^	Hito Communications Inc.	21,166	400
	Sac's Bar Holdings Inc.	37,250	398
	Aichi Corp.	56,000	398
	Weathernews Inc.	12,600	398
	Zuken Inc.	28,600	396
	AOI Electronics Co. Ltd.	10,170	394
	Toyo Securities Co. Ltd.	150,000	394
	Mitsubishi Paper Mills Ltd.	62,400	394
*	Nippon Sharyo Ltd.	146,000	393
	Tomoku Co. Ltd.	21,200	392
*	KNT-CT Holdings Co. Ltd.	24,200	391
*	Sanei Architecture Planning Co. Ltd.	23,000	387
	Elematec Corp.	17,300	386
^,*	U-Shin Ltd.	57,900	385
^	Tokyo Base Co. Ltd.	38,100	384
	Takaoka Toko Co. Ltd.	22,500	383
	Hokkan Holdings Ltd.	107,000	383
	Yushiro Chemical Industry Co. Ltd.	23,100	383
	Hakuto Co. Ltd.	26,000	380
	Linical Co. Ltd.	23,200	379
	Taisei Lamick Co. Ltd.	13,100	378
	Misawa Homes Co. Ltd.	44,800	378
	Chugai Ro Co. Ltd.	13,900	373
*	Senshukai Co. Ltd.	71,000	372
	Yomiuri Land Co. Ltd.	8,500	370
	Atsugi Co. Ltd.	32,300	364
	Gun-Ei Chemical Industry Co. Ltd.	10,800	361
	Shibusawa Warehouse Co. Ltd.	21,209	359
	Sankyo Seiko Co. Ltd.	78,497	356
^	JP-Holdings Inc.	116,200	350
	Chuetsu Pulp & Paper Co. Ltd.	19,700	349
	Sanoh Industrial Co. Ltd.	48,600	347
	MTI Ltd.	57,900	346
	Hokkaido Gas Co. Ltd.	127,000	346
^	Kourakuen Holdings Corp.	20,400	345
	Rhythm Watch Co. Ltd.	16,000	345
	Tv Tokyo Holdings Corp.	12,600	344
	Toli Corp.	96,701	344
	Maezawa Kyuso Industries Co. Ltd.	19,600	344
	Asahi Co. Ltd.	27,400	337
	Corona Corp. Class A	28,400	335
	Kitano Construction Corp.	91,000	331
	Fujikura Kasei Co. Ltd.	53,200	330
	Fujitsu Frontech Ltd.	22,000	325
	Nihon Yamamura Glass Co. Ltd.	187,000	322
	Alpha Systems Inc.	15,500	322
	Dai-ichi Seiko Co. Ltd.	16,300	320
	Mitsui Home Co. Ltd.	48,000	319
	Daisyo Corp.	20,200	318
^,*	FDK Corp.	167,149	314

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	NEC Capital Solutions Ltd.	16,300	311
	Artnature Inc.	44,900	307
	Maezawa Kasei Industries Co. Ltd.	27,600	304
	Fields Corp.	27,800	302
	Zuiko Corp.	8,600	296
	Tsutsumi Jewelry Co. Ltd.	15,700	295
	Tosho Printing Co. Ltd.	33,000	294
	Fukui Computer Holdings Inc.	14,800	290
^	Toda Kogyo Corp.	8,300	288
	Chuo Spring Co. Ltd.	9,000	288
	Honeys Holdings Co. Ltd.	29,790	285
	Showa Aircraft Industry Co. Ltd.	23,700	283
	Tokyo Rakutenchi Co. Ltd.	5,600	281
	Takihyo Co. Ltd.	12,700	274
	Tokyo Tekko Co. Ltd.	17,400	272
	Cybozu Inc.	52,800	265
	Mitsubishi Kakoki Kaisha Ltd.	12,500	260
	Shimojima Co. Ltd.	23,800	258
	Cleanup Corp.	31,400	256
	Tokyo Electron Device Ltd.	13,300	255
	CAC Holdings Corp.	25,100	254
	Daikoku Denki Co. Ltd.	15,100	249
^	Toyo Denki Seizo KK	14,600	246
^	Srg Takamiya Co. Ltd.	39,600	244
	Gecoss Corp.	24,000	241
*	Laox Co. Ltd.	51,200	240
	Airport Facilities Co. Ltd.	41,200	238
	Inaba Seisakusho Co. Ltd.	18,300	237
	Nakayama Steel Works Ltd.	33,600	236
	Paris Miki Holdings Inc.	49,200	234
	Toa Oil Co. Ltd.	126,000	233
	Right On Co. Ltd.	23,900	226
	Kojima Co. Ltd.	50,300	223
^,*	Funai Electric Co. Ltd.	32,100	222
^,*	Japan Drilling Co. Ltd.	12,500	218
	Sumitomo Precision Products Co. Ltd.	61,000	213
	Nippon Chemiphar Co. Ltd.	5,000	211
*	Kinki Sharyo Co. Ltd.	7,400	173
	Mitani Sekisan Co. Ltd.	5,100	117
	Riso Kyoiku Co. Ltd.	200	2
	Nihon Dempa Kogyo Co. Ltd.	232	1
	Tokuyama Corp.	6	—
	Ariake Japan Co. Ltd.	1	—
			972,280
Malaysia (1.1%)
	Dialog Group Bhd.	10,596,462	8,280
	Hartalega Holdings Bhd.	3,317,040	4,937
	Top Glove Corp. Bhd.	1,903,458	4,595
	My EG Services Bhd.	5,003,800	3,318
	Bursa Malaysia Bhd.	1,249,154	2,292
	QL Resources Bhd.	1,716,662	2,245
	Inari Amertron Bhd.	5,055,100	2,190
	Fraser & Neave Holdings Bhd.	230,200	2,109
*,2	Lotte Chemical Titan Holding Bhd.	1,403,800	2,032
	Genting Plantations Bhd.	797,273	2,012
	SP Setia Bhd Group	2,425,200	1,964
	Sunway REIT	3,729,300	1,529
	IGB REIT	3,716,200	1,507
	Malakoff Corp. Bhd.	6,143,700	1,409
	TIME dotCom Bhd.	682,000	1,394
	Malaysia Building Society Bhd.	4,590,400	1,340
	Malaysian Resources Corp. Bhd.	5,129,138	1,332
	Kossan Rubber Industries Bhd.	765,100	1,299
	Sunway Bhd.	3,327,286	1,276

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Cahya Mata Sarawak Bhd.	1,200,600	1,234
	VS Industry Bhd.	1,979,900	1,127
	Yinson Holdings Bhd.	1,045,200	1,051
	DRB-Hicom Bhd.	1,894,627	1,037
	Berjaya Sports Toto Bhd.	1,813,700	970
*	Lafarge Malaysia Bhd.	888,400	952
*	WCT Holdings Bhd.	2,936,139	916
	Padini Holdings Bhd.	807,700	873
	Bermaz Auto Bhd.	1,427,940	806
	Scientex Bhd.	407,900	790
	Pos Malaysia Bhd.	798,100	747
	KPJ Healthcare Bhd.	3,004,540	709
	Pavilion REIT	1,765,500	673
	Eastern & Oriental Bhd.	1,869,633	665
	Supermax Corp. Bhd.	902,050	658
*	Eco World Development Group Bhd.	2,099,500	613
	Sunway Construction Group Bhd.	1,062,040	607
	Muhibbah Engineering M Bhd.	785,000	590
*	UMW Oil & Gas Corp. Bhd.	8,313,980	566
*	Berjaya Corp. Bhd.	6,874,392	506
	Unisem M Bhd.	1,069,180	489
*	AirAsia X Bhd.	4,002,350	389
	Datasonic Group Bhd.	1,198,500	276
	Syarikat Takaful Malaysia Bhd.	275,500	243
*	KNM Group Bhd.	4,026,700	210
*	Mulpha International Bhd.	361,495	188
	Malaysia Marine and Heavy Engineering Holdings Bhd.	869,200	175
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	75
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	36
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	35
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	13
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	12
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	10
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	9
	Coastal Contracts Bhd.	28,700	9
*	KPJ Healthcare Warrants Exp. 01/23/2019	197,280	5
*	Eastern & Oriental Bhd. Warrants Exp. 07/21/2019	154,580	3
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	3
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	2
*	CB Industrial Product Holding Bhd. Warrants Exp. 10/31/2019	78,700	2
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	346,641	1
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	—
			65,335
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	1,929,698	3,077
	Macquarie Mexico Real Estate Management SA de CV	2,008,622	2,144
	Gentera SAB de CV	2,554,600	2,042
	Bolsa Mexicana de Valores SAB de CV	1,015,697	1,960
	Corp Inmobiliaria Vesta SAB de CV	1,325,300	1,913
*	Genomma Lab Internacional SAB de CV Class B	1,748,332	1,700
	Prologis Property Mexico SA de CV	774,812	1,439
	Qualitas Controladora SAB de CV	452,176	1,262
*	Hoteles City Express SAB de CV	826,600	1,169
	Grupo Herdez SAB de CV	469,902	1,125
*	La Comer SAB de CV	1,023,200	1,078
*	Grupo Aeromexico SAB de CV	741,300	1,037
2	Concentradora Fibra Hotelera Mexicana SA de CV	1,539,059	957
	Grupo Financiero Interacciones SA de CV	187,400	921
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,399,700	875
*	Unifin Financiera SAB de CV SOFOM ENR	236,341	846
*	Credito Real SAB de CV SOFOM ER	549,300	806
*	Grupo GICSA SA de CV	1,329,173	704
	Consorcio ARA SAB de CV	1,864,243	704
	Rassini SAB de CV	158,094	667

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Grupo Rotoplas SAB de CV	363,000	551
	TV Azteca SAB de CV	2,319,795	362
*	Axtel SAB de CV	1,344,051	305
*,2	Elementia SAB de CV	267,237	239
			27,883
Netherlands (1.6%)
^,*	Galapagos NV	94,880	8,502
	IMCD NV	123,335	7,589
	SBM Offshore NV	407,374	6,835
	ASM International NV	109,022	6,546
	TKH Group NV	100,112	6,328
	BE Semiconductor Industries NV	84,747	5,857
	APERAM SA	113,947	5,552
	Eurocommercial Properties NV	107,440	4,503
	Corbion NV	132,832	4,253
^	PostNL NV	970,714	3,768
^	Wereldhave NV	91,275	3,668
	Arcadis NV	162,549	3,196
*	Rhi Magnesita NV	52,633	3,145
	AMG Advanced Metallurgical Group NV	63,204	2,953
*	TomTom NV	268,130	2,646
^	Koninklijke BAM Groep NV	551,687	2,628
2	Intertrust NV	127,650	2,543
*	Fugro NV	153,777	2,432
2	Flow Traders	62,692	2,430
	Wessanen	120,231	2,426
	Vastned Retail NV	41,898	2,095
	NSI NV	40,439	1,740
*,2	Takeaway.com NV	28,756	1,672
*,2	Basic-Fit NV	55,340	1,663
	Koninklijke Volkerwessels NV	56,490	1,604
	Accell Group	55,643	1,301
	ForFarmers NV	84,298	1,183
	Brunel International NV	44,100	792
	ASR Nederland NV	119	6
*,3	SRH NV	96,364	—
			99,856
New Zealand (0.8%)
*	a2 Milk Co. Ltd.	1,655,448	14,069
	Z Energy Ltd.	834,825	4,249
	Mainfreight Ltd.	182,300	3,169
	Trade Me Group Ltd.	942,195	3,073
	Chorus Ltd.	1,006,899	2,857
	Summerset Group Holdings Ltd.	522,702	2,531
	EBOS Group Ltd.	196,377	2,453
	Goodman Property Trust	2,387,638	2,291
	Infratil Ltd.	903,716	2,026
	Genesis Energy Ltd.	1,179,018	1,864
	Freightways Ltd.	340,562	1,791
	Precinct Properties New Zealand Ltd.	1,940,683	1,745
	Metlifecare Ltd.	406,862	1,652
	Argosy Property Ltd.	1,809,876	1,291
	Vital Healthcare Property Trust	802,151	1,170
^	Heartland Bank Ltd.	902,311	1,136
	Tourism Holdings Ltd.	233,326	996
	Kathmandu Holdings Ltd.	358,474	660
	New Zealand Refining Co. Ltd.	384,298	635
*	TOWER Ltd.	747,916	415
			50,073
Norway (1.7%)
	Storebrand ASA	1,076,089	9,197
	Subsea 7 SA	598,666	8,364
	TGS NOPEC Geophysical Co. ASA	239,362	7,548

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Salmar ASA	119,798	5,583
	Bakkafrost P/F	92,078	5,283
	Tomra Systems ASA	252,168	4,678
	Leroy Seafood Group ASA	597,019	4,379
*	Norwegian Finans Holding ASA	325,528	3,956
*	Borr Drilling Ltd.	795,793	3,659
	Aker ASA	56,062	3,504
	SpareBank 1 SR-Bank ASA	342,576	3,388
2	Entra ASA	246,621	3,382
*	Kongsberg Gruppen ASA	135,656	3,321
	SpareBank 1 SMN	299,583	2,999
	Veidekke ASA	244,435	2,969
*	Petroleum Geo-Services ASA	688,104	2,962
	Atea ASA	181,276	2,691
*	DNO ASA	1,418,275	2,626
	Austevoll Seafood ASA	201,318	2,423
	Borregaard ASA	226,627	2,403
*,2	Aker Solutions ASA	331,746	2,246
2	XXL ASA	220,615	1,916
*	Nordic Semiconductor ASA	302,389	1,902
*	Wallenius Wilhelmsen Logistics	233,423	1,613
*,2	Evry AS	376,804	1,405
	Grieg Seafood ASA	122,620	1,314
^,*	Norwegian Air Shuttle ASA	23,349	911
	Ocean Yield ASA	99,456	855
^,*	REC Silicon ASA	4,883,990	828
	Norway Royal Salmon ASA	34,464	815
	Stolt-Nielsen Ltd.	54,177	766
*	Otello Corp. ASA	266,827	681
*	Akastor ASA	323,315	642
^,*,2	BW LPG Ltd.	166,908	579
	Hoegh LNG Holdings Ltd.	93,640	544
	Sparebank 1 Oestlandet	50,705	541
			102,873
Pakistan (0.3%)
	Lucky Cement Ltd.	404,816	2,317
	MCB Bank Ltd.	1,207,200	2,182
	Engro Corp. Ltd.	731,321	1,977
	Hub Power Co. Ltd.	1,929,700	1,718
	Pakistan State Oil Co. Ltd.	537,849	1,580
	Pakistan Oilfields Ltd.	250,100	1,472
	United Bank Ltd.	683,000	1,186
	Engro Fertilizers Ltd.	1,546,930	965
	SUI Northern Gas Pipeline	864,700	849
	Nishat Mills Ltd.	608,226	768
	Millat Tractors Ltd.	55,410	628
	DG Khan Cement Co. Ltd.	495,086	622
*	SUI Southern Gas Co. Ltd.	1,915,000	619
	Mari Petroleum Co. Ltd.	45,920	609
	Searle Co. Ltd.	182,951	563
	Kot Addu Power Co. Ltd.	1,076,608	558
	Fauji Cement Co. Ltd.	1,580,807	386
	Thal Ltd.	42,150	200
	Fauji Fertilizer Bin Qasim Ltd.	520,000	197
	Bank Alfalah Ltd.	435,500	195
	Pakistan Telecommunication Co. Ltd.	839,500	89
			19,680
Philippines (0.3%)
	Security Bank Corp.	1,071,469	4,315
	Puregold Price Club Inc.	2,266,800	2,073
	Robinsons Retail Holdings Inc.	1,077,560	1,893
	Pilipinas Shell Petroleum Corp.	1,666,140	1,683
	Robinsons Land Corp.	4,619,897	1,593
	Manila Water Co. Inc.	2,542,885	1,364

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Vista Land & Lifescapes Inc.	8,644,000	1,084
	D&L Industries Inc.	4,744,600	993
	Cosco Capital Inc.	6,568,900	849
	First Gen Corp.	2,694,130	810
*	DoubleDragon Properties Corp.	1,284,990	774
	Cebu Air Inc.	421,710	721
	Century Pacific Food Inc.	2,148,800	686
	Filinvest Land Inc.	20,530,400	659
	First Philippine Holdings Corp.	447,360	561
*	Melco Resorts And Entertainment Philippines Corp.	3,698,500	489
*,2	CEMEX Holdings Philippines Inc.	5,055,000	349
	Nickel Asia Corp.	3,435,708	345
	Lopez Holdings Corp.	2,985,360	249
			21,490
Poland (0.1%)
	Energa SA	488,950	1,429
*	PKP Cargo SA	65,560	765
	Warsaw Stock Exchange	59,991	673
^	Lubelski Wegiel Bogdanka SA	25,706	403
*	Boryszew SA	147,312	371
	Neuca SA	3,928	346
*	Getin Noble Bank SA	854,843	281
*	Medicalgorithmics SA	6,288	266
*	Getin Holding SA	776,344	210
*	Bioton SA	87,590	131
*	getBACK SA	103,234	109
	Kernel Holding SA	24	—
			4,984
Portugal (0.4%)
*	Banco Comercial Portugues SA	20,650,447	6,913
	Navigator Co. SA	571,780	3,336
	Sonae SGPS SA	2,299,727	3,127
	NOS SGPS SA	505,378	3,004
	REN - Redes Energeticas Nacionais SGPS SA	751,293	2,370
^	CTT-Correios de Portugal SA	371,900	1,371
	Semapa-Sociedade de Investimento e Gestao	52,517	1,174
	Altri SGPS SA	159,555	1,154
	Corticeira Amorim SGPS SA	74,379	989
	Mota-Engil SGPS SA	196,160	850
*	Banco BPI SA	92,194	136
	Sonaecom SGPS SA	30,961	84
			24,508
Qatar (0.0%)
	Gulf Warehousing Co.	63,872	750
	Medicare Group	29,761	542
*	Salam International Investment Ltd. QSC	173,434	269
			1,561
Russia (0.1%)
*	M.Video PJSC	168,580	1,088
2	Detsky Mir PJSC	491,180	728
*	DIXY Group PJSC	122,860	628
*	ENEL RUSSIA PJSC	19,270,000	459
*	Raspadskaya OJSC	282,690	437
*	OGK-2 PJSC	42,539,850	307
	TGC-1 PJSC	1,628,500,000	294
			3,941
Singapore (1.2%)
	Mapletree Commercial Trust	4,448,604	5,423
	Mapletree Industrial Trust	3,104,300	4,738
	Mapletree Logistics Trust	4,894,582	4,676
	Keppel REIT	4,586,447	4,282
*	NetLink NBN Trust	6,689,500	4,082
	Mapletree Greater China Commercial Trust	4,546,812	4,068

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	CDL Hospitality Trusts	1,757,063	2,351
	Ascott Residence Trust	2,462,365	2,115
	Frasers Centrepoint Trust	1,241,410	2,093
	United Engineers Ltd.	998,768	2,048
	Manulife US REIT	2,117,400	2,011
	Frasers Logistics & Industrial Trust	2,395,800	1,892
	Parkway Life REIT	881,581	1,851
	Keppel Infrastructure Trust	4,434,200	1,801
^	Raffles Medical Group Ltd.	2,034,484	1,759
	Starhill Global REIT	3,194,708	1,732
	Keppel DC REIT	1,545,508	1,660
	First Resources Ltd.	1,282,229	1,630
	CapitaLand Retail China Trust	1,312,560	1,550
	Frasers Commercial Trust	1,470,213	1,549
	ESR-REIT	3,855,916	1,537
	Cache Logistics Trust	2,337,104	1,471
	OUE Hospitality Trust	2,319,866	1,467
	First REIT	1,146,500	1,183
	GuocoLand Ltd.	703,000	1,146
	Asian Pay Television Trust	3,101,700	1,145
	Ascendas Hospitality Trust	1,849,100	1,133
	Lippo Malls Indonesia Retail Trust	4,401,800	1,077
	Far East Hospitality Trust	2,017,000	1,024
	Frasers Hospitality Trust	1,695,200	958
	SPH REIT	1,269,800	948
	Soilbuild Business Space REIT	1,755,100	879
	Yoma Strategic Holdings Ltd.	2,611,419	841
	OUE Ltd.	592,900	807
	Accordia Golf Trust	1,675,916	777
	RHT Health Trust	1,265,000	763
^	Sheng Siong Group Ltd.	962,400	739
	Silverlake Axis Ltd.	1,725,329	714
	Sabana Shari'ah Compliant Industrial REIT	2,146,600	687
	Bumitama Agri Ltd.	687,400	372
	Fortune REIT (Singapore Shares)	276,589	327
	Boustead Singapore Ltd.	469,200	285
	Indofood Agri Resources Ltd.	903,700	218
	Hyflux Ltd.	1,145,286	215
^,*	Noble Group Ltd.	1,804,400	110
^,*,3	China Fishery Group Ltd.	1,088,512	62
^,*,3	Ezra Holdings Ltd.	4,500,399	37
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	2
	Ascendas India Trust	3,000	2
*,3	China Hongxing Sports Ltd.	831,000	—
^,*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,797	—
			74,237
South Africa (0.5%)
	SA Corporate Real Estate Ltd.	6,231,670	2,386
*	PPC Ltd.	3,325,561	2,324
	Astral Foods Ltd.	88,110	2,174
	Cashbuild Ltd.	52,020	1,809
	Advtech Ltd.	1,270,552	1,662
	Wilson Bayly Holmes-Ovcon Ltd.	128,294	1,631
	Hosken Consolidated Investments Ltd.	130,358	1,534
	Arrowhead Properties Ltd.	2,372,090	1,329
	Emira Property Fund Ltd.	910,153	1,176
	Murray & Roberts Holdings Ltd.	884,805	1,106
	Zeder Investments Ltd.	2,172,031	1,083
*	Sun International Ltd.	214,283	974
	City Lodge Hotels Ltd.	74,036	968
	Alexander Forbes Group Holdings Ltd.	1,827,561	944
	Adcock Ingram Holdings Ltd.	165,572	902
	Blue Label Telecoms Ltd.	902,074	895
	Mpact Ltd.	380,912	872

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	DataTec Ltd.	505,188	860
	Hudaco Industries Ltd.	64,582	832
	Metair Investments Ltd.	431,094	744
	Rebosis Property Fund Ltd.	1,116,861	726
	Lewis Group Ltd.	188,846	711
	Peregrine Holdings Ltd.	396,560	686
	Delta Property Fund Ltd.	1,165,997	612
	Alviva Holdings Ltd.	322,563	525
	Raubex Group Ltd.	297,702	494
	Ascendis Health Ltd.	614,977	481
	Clover Industries Ltd.	298,083	459
	Merafe Resources Ltd.	2,563,721	329
*	Royal Bafokeng Platinum Ltd.	124,082	232
	DRDGOLD Ltd.	768,099	182
*	ArcelorMittal South Africa Ltd.	639,551	152
*	Group Five Ltd.	171,940	47
*	Aveng Ltd.	283,377	22
*	Consolidated Infrastructure Group Ltd.	48,109	15
			31,878
South Korea (4.9%)
^,*	HLB Inc.	75,160	8,462
^,*	ViroMed Co. Ltd.	30,994	6,196
	Medy-Tox Inc.	9,035	5,872
	CJ E&M Corp.	44,516	3,756
^	LG Innotek Co. Ltd.	33,187	3,578
^,*	Hyundai Merchant Marine Co. Ltd.	629,639	3,550
	Com2uSCorp	23,404	3,487
^,*	Celltrion Pharm Inc.	40,061	3,220
*	Pearl Abyss Corp.	12,543	3,048
^	KIWOOM Securities Co. Ltd.	27,606	3,030
^	Fila Korea Ltd.	24,806	3,013
2	ING Life Insurance Korea Ltd.	77,360	2,972
^,*	Genexine Co. Ltd.	28,710	2,934
	Meritz Securities Co. Ltd.	753,329	2,908
^	SK Discovery Co. Ltd.	69,687	2,770
^,*	Naturecell Co. Ltd.	89,161	2,756
^	Kolon Industries Inc.	42,924	2,735
^,*	Komipharm International Co. Ltd.	74,568	2,710
^,*	Hyundai Rotem Co. Ltd.	106,974	2,668
	Green Cross Corp.	13,151	2,655
	Meritz Fire & Marine Insurance Co. Ltd.	134,129	2,622
	Koh Young Technology Inc.	25,681	2,439
	LS Industrial Systems Co. Ltd.	37,776	2,412
	Korean Reinsurance Co.	218,758	2,410
^,*	Hanall Biopharma Co. Ltd.	85,106	2,408
^	Cosmax Inc.	16,243	2,371
^,*	Hugel Inc.	5,018	2,355
^	Korea Kolmar Co. Ltd.	30,520	2,328
	Hana Tour Service Inc.	21,062	2,327
	Green Cross Holdings Corp.	60,979	2,171
^,*	Pan Ocean Co. Ltd.	415,574	2,122
^,*	TELCON Inc.	160,030	2,086
	Youngone Corp.	74,641	2,083
^	Hyundai Elevator Co. Ltd.	21,458	2,073
	LOTTE Himart Co. Ltd.	29,337	2,038
^,*	Kumho Tire Co. Inc.	351,422	2,025
	WONIK IPS Co. Ltd.	62,384	1,983
^,*	Pharmicell Co. Ltd.	122,078	1,969
^	CJ CGV Co. Ltd.	28,206	1,958
	Hyundai Greenfood Co. Ltd.	134,915	1,938
^,*	Yungjin Pharmaceutical Co. Ltd.	239,563	1,911
	Douzone Bizon Co. Ltd.	40,962	1,884
*	Medipost Co. Ltd.	15,990	1,859
^,*	G-treeBNT Co. Ltd.	41,661	1,825

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	JB Financial Group Co. Ltd.	291,244	1,668
	Doosan Bobcat Inc.	53,366	1,620
^	Korea Petrochemical Ind Co. Ltd.	6,305	1,613
	Daewoong Pharmaceutical Co. Ltd.	9,704	1,604
	LG International Corp.	64,252	1,583
^	SK Materials Co. Ltd.	10,916	1,568
	POSCO Chemtech Co. Ltd.	45,989	1,566
	Taekwang Industrial Co. Ltd.	1,283	1,559
^,*	Chabiotech Co. Ltd.	78,031	1,551
	Innocean Worldwide Inc.	24,809	1,538
	Chong Kun Dang Pharmaceutical Corp.	14,058	1,530
^	Hanjin Kal Corp.	65,788	1,497
	Poongsan Corp.	41,716	1,480
^	Samyang Holdings Corp.	14,251	1,475
^	Seoul Semiconductor Co. Ltd.	80,757	1,423
	Ssangyong Cement Industrial Co. Ltd.	50,065	1,396
^	Bukwang Pharmaceutical Co. Ltd.	57,707	1,393
	CJ O Shopping Co. Ltd.	6,572	1,371
^,*	Ecopro Co. Ltd.	39,952	1,343
	Dongkuk Steel Mill Co. Ltd.	129,373	1,324
	Hanil Cement Co. Ltd.	8,329	1,294
	Hyundai Home Shopping Network Corp.	12,737	1,290
	Eo Technics Co. Ltd.	18,289	1,282
^	SFA Engineering Corp.	42,390	1,281
	Hansol Chemical Co. Ltd.	18,259	1,203
	Hanwha General Insurance Co. Ltd.	170,992	1,196
^,*	CrystalGenomics Inc.	50,692	1,192
^	SKCKOLONPI Inc.	29,658	1,191
	Kolon Life Science Inc.	15,974	1,180
^	Daou Technology Inc.	52,357	1,174
*	Amicogen Inc.	38,390	1,167
	Huchems Fine Chemical Corp.	46,896	1,164
*	SM Entertainment Co. Ltd.	34,987	1,163
^	IS Dongseo Co. Ltd.	38,107	1,162
	Hankook Tire Worldwide Co. Ltd.	67,793	1,160
*	Asiana Airlines Inc.	235,337	1,160
^,*	Toptec Co. Ltd.	46,801	1,157
	L&F Co. Ltd.	32,268	1,144
	Iljin Materials Co. Ltd.	36,804	1,141
	Dentium Co. Ltd.	15,528	1,137
	GS Home Shopping Inc.	7,003	1,137
*	Osstem Implant Co. Ltd.	22,022	1,129
^	DoubleUGames Co. Ltd.	19,311	1,122
	Modetour Network Inc.	32,157	1,112
	Ilyang Pharmaceutical Co. Ltd.	29,060	1,110
	Kakao M Corp.	13,149	1,099
*	iNtRON Biotechnology Inc.	25,968	1,081
	LEENO Industrial Inc.	20,165	1,077
*	BH Co. Ltd.	53,260	1,067
	Daesang Corp.	42,335	1,050
	LF Corp.	39,935	1,050
^	Grand Korea Leisure Co. Ltd.	41,271	1,049
	WeMade Entertainment Co. Ltd.	18,647	1,041
^,*	GemVax & Kael Co. Ltd.	58,298	1,039
^	JW Pharmaceutical Corp.	26,695	1,033
^	KEPCO Engineering & Construction Co. Inc.	29,980	1,031
	Daishin Securities Co. Ltd.	80,587	1,028
	Korea Real Estate Investment & Trust Co. Ltd.	355,819	1,021
	Orion Holdings Corp.	44,722	1,021
^,*	Seegene Inc.	31,430	1,020
	Dong-A ST Co. Ltd.	9,943	1,018
	Huons Co. Ltd.	8,928	1,013
^,*	CMG Pharmaceutical Co. Ltd.	178,916	1,009
	TES Co. Ltd.	35,926	1,005

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Soulbrain Co. Ltd.	18,322	1,005
	Young Poong Corp.	1,261	995
	DB HiTek Co. Ltd.	77,783	971
	Meritz Financial Group Inc.	74,539	970
	Lotte Food Co. Ltd.	1,384	963
*	Webzen Inc.	36,471	963
	InBody Co. Ltd.	23,973	961
^,*	Foosung Co. Ltd.	109,250	955
	Songwon Industrial Co. Ltd.	35,223	947
	Taeyoung Engineering & Construction Co. Ltd.	86,925	946
^,*	Peptron Inc.	14,554	935
*	Hanwha Investment & Securities Co. Ltd.	312,176	935
	AK Holdings Inc.	13,665	933
^	Handsome Co. Ltd.	29,929	929
*	DIO Corp.	23,730	921
	Dongwon Industries Co. Ltd.	2,895	914
^	Kumho Industrial Co. Ltd.	74,054	911
	Tongyang Inc.	442,527	910
^,*	Jenax Inc.	33,442	883
^	LIG Nex1 Co. Ltd.	23,796	878
	Nexen Tire Corp.	75,996	856
^,*	Taihan Electric Wire Co. Ltd.	543,433	854
^,*	Vidente Co. Ltd.	47,082	843
	Innox Advanced Materials Co. Ltd.	13,144	824
	Dongjin Semichem Co. Ltd.	62,883	824
	HS Industries Co. Ltd.	102,524	817
	Dong-A Socio Holdings Co. Ltd.	6,878	808
	Daewoong Co. Ltd.	46,517	806
^,*	ATGen Co. Ltd.	42,188	790
	Halla Holdings Corp.	16,385	785
^	Ahnlab Inc.	13,128	782
	Mirae Asset Life Insurance Co. Ltd.	152,795	779
	Hansae Co. Ltd.	36,911	779
	Lock&Lock Co. Ltd.	35,293	777
*	Yuanta Securities Korea Co. Ltd.	183,379	774
	NICE Holdings Co. Ltd.	40,936	760
^,*	Cellumed Co. Ltd.	40,062	758
^	Posco ICT Co. Ltd.	115,821	755
^	Dawonsys Co. Ltd.	40,777	751
	Korea Electric Terminal Co. Ltd.	15,647	741
	Caregen Co. Ltd.	8,861	739
^	Namhae Chemical Corp.	42,961	729
	S&T Motiv Co. Ltd.	23,512	720
	Jusung Engineering Co. Ltd.	75,262	716
	Korea Kolmar Holdings Co. Ltd.	13,390	714
^	ST Pharm Co. Ltd.	19,304	713
^,*	Binex Co. Ltd.	51,397	711
	SK Gas Ltd.	8,044	705
	Jeil Pharmaceutical Co. Ltd.	18,459	694
^	DongKook Pharmaceutical Co. Ltd.	10,489	686
^	Partron Co. Ltd.	87,419	685
	Binggrae Co. Ltd.	10,969	682
^	Kolon Corp.	14,117	682
	Silicon Works Co. Ltd.	19,431	679
*	Korea Line Corp.	25,389	676
	NICE Information Service Co. Ltd.	72,945	675
^,*	Aprogen pharmaceuticals Inc.	175,873	673
	Dae Hwa Pharmaceutical Co. Ltd.	24,082	673
	SL Corp.	31,789	658
^	Huons Global Co. Ltd.	9,843	655
^	YG Entertainment Inc.	23,838	651
*	SK Securities Co. Ltd.	573,128	646
^,*	KTB Investment & Securities Co. Ltd.	104,658	640
^,*	Emerson Pacific Inc.	91,670	639

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^,*	Naturalendo Tech Co. Ltd.	37,827	635
^	Samyang Corp.	7,598	633
	Green Cross Cell Corp.	12,676	632
^	Korea Asset In Trust Co. Ltd.	105,824	612
	Hanjin Transportation Co. Ltd.	25,345	609
	Able C&C Co. Ltd.	37,867	608
*	Insun ENT Co. Ltd.	81,847	608
	SPC Samlip Co. Ltd.	5,046	608
	Namyang Dairy Products Co. Ltd.	958	607
^	JW Holdings Corp.	75,077	605
	Shinyoung Securities Co. Ltd.	11,043	603
^	Youngone Holdings Co. Ltd.	11,907	597
	Kwang Dong Pharmaceutical Co. Ltd.	69,450	596
*	APS Holdings Corp.	97,567	595
	Seah Besteel Corp.	23,521	593
*	Wonik Holdings Co. Ltd.	94,482	592
*	Hansol Technics Co. Ltd.	52,159	591
	Hansol Paper Co. Ltd.	36,434	585
*	Gamevil Inc.	10,379	579
^,*	Homecast Co. Ltd.	64,245	574
	Lutronic Corp.	34,388	568
^	Vieworks Co. Ltd.	15,684	567
	Tongyang Life Insurance Co. Ltd.	73,528	566
^,*	NUTRIBIOTECH Co. Ltd.	21,281	552
	Sebang Global Battery Co. Ltd.	18,101	550
	Dongwon F&B Co. Ltd.	2,393	533
	Samchully Co. Ltd.	5,009	522
	Daeduck Electronics Co.	66,968	521
^	KISWIRE Ltd.	18,727	514
	Kwangju Bank Co. Ltd.	49,054	512
	i-SENS Inc.	19,507	511
^,*	Leaders Cosmetics Co. Ltd.	24,026	507
^	Advanced Process Systems Corp.	23,394	504
^,*	COSON Co. Ltd.	34,428	499
^,*	Seobu T&D	50,177	493
	KC Tech Co. Ltd.	24,737	488
	E1 Corp.	8,341	487
^	SeAH Steel Corp.	5,570	485
*	Cuckoo Homesys Co. Ltd.	2,441	485
	Cell Biotech Co. Ltd.	12,069	480
^	It's Hanbul Co. Ltd.	8,634	479
	Muhak Co. Ltd.	30,116	477
	CJ Hello Co. Ltd.	59,244	472
^	Hyundai Livart Furniture Co. Ltd.	20,849	472
	Maeil Dairies Co. Ltd.	6,312	471
	Daeduck GDS Co. Ltd.	33,708	465
*	Eugene Investment & Securities Co. Ltd.	133,019	464
	Hancom Inc.	31,322	462
^,*	G-SMATT GLOBAL Co. Ltd.	41,913	450
	NS Shopping Co. Ltd.	33,932	444
	Sindoh Co. Ltd.	7,749	438
^	Humedix Co. Ltd.	11,846	438
	Hankook Shell Oil Co. Ltd.	1,399	436
	Daekyo Co. Ltd.	59,445	436
^	Sung Kwang Bend Co. Ltd.	37,166	435
	Youlchon Chemical Co. Ltd.	28,057	434
^,*	CUROCOM Co. Ltd.	180,800	425
*	Hanjin Heavy Industries & Construction Co. Ltd.	134,733	424
^,*	Interflex Co. Ltd.	23,583	419
	Chongkundang Holdings Corp.	6,392	417
^	TK Corp.	30,565	410
	iMarketKorea Inc.	48,501	410
^	Sungwoo Hitech Co. Ltd.	72,621	400
*	Neowiz	24,617	399

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Coreana Cosmetics Co. Ltd.	53,252	399
	Hansol Holdings Co. Ltd.	79,544	392
^,*	Ssangyong Motor Co.	83,103	392
^	Dae Han Flour Mills Co. Ltd.	2,229	392
	Cosmax BTI Inc.	9,503	379
	KT Skylife Co. Ltd.	32,541	379
	ICD Co. Ltd.	41,398	377
^	Byucksan Corp.	96,970	377
*	GNCO Co. Ltd.	137,264	371
	Kyobo Securities Co. Ltd.	38,400	371
^,*	Taewoong Co. Ltd.	20,806	370
	KISCO Corp.	51,355	368
^	CJ Freshway Corp.	10,233	362
^,*	SFA Semicon Co. Ltd.	162,679	357
	Hyundai Corp.	16,632	348
^,*	Duk San Neolux Co. Ltd.	24,411	343
	SBS Media Holdings Co. Ltd.	119,182	329
*	Lumens Co. Ltd.	87,353	325
	Cuckoo Holdings Co. Ltd.	2,913	324
	KC Co. Ltd.	16,882	322
^,*	KH Vatec Co. Ltd.	29,479	322
*	Doosan Engine Co. Ltd.	53,947	315
	Daishin Securities Co. Ltd. Preference Shares	36,833	313
	Maeil Holdings Co. Ltd.	20,325	305
*	S&T Dynamics Co. Ltd.	43,469	298
	Woongjin Thinkbig Co. Ltd.	44,487	294
^,*	CrucialTec Co. Ltd.	81,503	287
	NEPES Corp.	34,250	277
	GOLFZON Co. Ltd.	6,590	275
	Interpark Holdings Corp.	83,025	272
^,*	Samsung Pharmaceutical Co. Ltd.	74,139	270
*	Eusu Holdings Co. Ltd.	41,951	267
	Sam Young Electronics Co. Ltd.	23,490	265
	LVMC Holdings	56,393	265
^,*	Agabang&Company	48,427	263
	DB Financial Investment Co. Ltd.	54,694	238
	INTOPS Co. Ltd.	27,000	233
^,*	KONA I Co. Ltd.	22,382	211
	DY Corp.	33,350	197
^,*	Duksan Hi-Metal Co. Ltd.	29,962	197
	Seoyon E-Hwa Co. Ltd.	25,219	194
	Humax Co. Ltd.	22,327	170
	Hyundai Corp. Holdings Inc.	4,601	63
	Humax Holdings Co. Ltd.	10,754	46
	Seoyon Co. Ltd.	5,527	32
	MegaStudy Co. Ltd.	718	25
*,3	Tera Resource Co. Ltd.	42,004	2
*	Ssangyong Information & Communication	281	—
*,3	CNK International Co. Ltd.	35,374	—
*,3	SSCP Co. Ltd.	20,873	—
*,3	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,3	Daewoo Songdo Development Co. Ltd.	11,746	—
			300,504
Spain (1.6%)
	Inmobiliaria Colonial Socimi SA	653,500	7,594
	Bolsas y Mercados Espanoles SHMSF SA	172,183	6,035
	Viscofan SA	90,744	6,014
	Prosegur Cia de Seguridad SA	625,396	4,727
	Applus Services SA	343,840	4,646
	Hispania Activos Inmobiliarios SOCIMI SA	205,911	4,366
*	Masmovil Ibercom SA	29,092	4,178
	CIE Automotive SA	110,931	4,147
*	Indra Sistemas SA	277,558	3,836
	Melia Hotels International SA	253,704	3,772

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	NH Hotel Group SA	463,024	3,570
*,2	Neinor Homes SA	183,594	3,554
	Ebro Foods SA	142,608	3,439
*,2	Unicaja Banco SA	1,768,037	3,207
*,2	Gestamp Automocion SA	349,534	2,833
	Faes Farma SA	619,795	2,516
	Cia de Distribucion Integral Logista Holdings SA	111,692	2,512
2	Prosegur Cash SA	844,597	2,462
^	Tecnicas Reunidas SA	69,127	2,228
	Papeles y Cartones de Europa SA	113,660	2,199
	Ence Energia y Celulosa SA	280,750	2,166
*	Sacyr SA	732,883	2,102
*	Fomento de Construcciones y Contratas SA	160,914	2,074
2	Euskaltel SA	221,824	2,057
	Construcciones y Auxiliar de Ferrocarriles SA	42,225	2,025
	Atresmedia Corp. de Medios de Comunicacion SA	191,668	1,795
^	Almirall SA	135,136	1,680
*	Liberbank SA	2,928,174	1,675
	Fluidra SA	110,300	1,596
^,*	Obrascon Huarte Lain SA	323,772	1,510
*	Codere SA	114,700	1,387
^,*	Pharma Mar SA	356,517	696
	Axiare Patrimonio SOCIMI SA	22,701	481
	Grupo Catalana Occidente SA	201	9
^,*,3	Let's GOWEX SA	31,105	—
			99,088
Sweden (3.6%)
	Castellum AB	612,739	9,905
	Elekta AB Class B	818,147	9,276
	Nibe Industrier AB Class B	876,017	8,926
*	Swedish Orphan Biovitrum AB	371,087	7,972
	Com Hem Holding AB	410,906	7,117
*	Fabege AB	592,274	6,819
2	Dometic Group AB	679,670	6,505
	Loomis AB Class B	168,943	6,152
^	Hexpol AB	583,859	6,042
^	SSAB AB Class B	1,333,813	6,035
	BillerudKorsnas AB	406,774	5,977
	AAK AB	65,461	5,777
*	Holmen AB	231,934	5,719
2	Thule Group AB	239,569	5,537
	Indutrade AB	215,552	5,084
	Modern Times Group MTG AB Class B	122,932	4,832
^	Intrum Justitia AB	171,247	4,544
	Axfood AB	240,364	4,466
*,2	Ahlsell AB	744,036	4,443
	Hemfosa Fastigheter AB	338,945	4,199
	Peab AB	461,438	4,085
	NCC AB Class B	216,161	3,982
^	Wallenstam AB	429,084	3,844
	Lifco AB Class B	105,736	3,840
	Hufvudstaden AB Class A	244,687	3,591
2	Evolution Gaming Group AB	55,506	3,479
^	Wihlborgs Fastigheter AB	150,130	3,479
	AF AB	156,321	3,252
2	Bravida Holding AB	453,692	3,249
	SSAB AB Class A	564,519	3,192
	JM AB	159,479	3,155
^	Sweco AB Class B	152,057	3,097
	Kungsleden AB	429,779	3,048
	Nolato AB Class B	38,818	2,915
	Pandox AB Class B	169,390	2,851
^	Avanza Bank Holding AB	53,703	2,524
	Oriflame Holding AG	52,715	2,498

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
2	Attendo AB	237,845	2,415
*	NetEnt AB	415,475	2,370
	Bonava AB Class B	192,608	2,338
	Vitrolife AB	28,708	2,102
	Nobia AB	261,912	2,060
*	Betsson AB	275,116	1,960
^	Mycronic AB	155,758	1,788
	Cloetta AB Class B	484,854	1,735
*	Ratos AB	438,888	1,732
	Atrium Ljungberg AB	107,241	1,696
2	Scandic Hotels Group AB	161,290	1,588
	Klovern AB	1,242,912	1,551
	Bilia AB	182,223	1,502
*	Concentric AB	91,713	1,497
*	Investment AB Oresund	94,238	1,405
^,*	SAS AB	525,272	1,311
2	Resurs Holding AB	200,444	1,291
	Klovern AB Preference Shares	35,377	1,290
	Bure Equity AB	113,696	1,219
	Lindab International AB	148,019	1,142
	SkiStar AB	45,283	934
	Clas Ohlson AB	85,307	933
*,2	Munters Group AB	160,381	926
*	Mekonomen AB	58,628	896
*	Haldex AB	66,580	715
	Sagax AB	177,203	659
*	Collector AB	89,794	650
	Hemfosa Fastigheter AB Preference Shares	25,026	520
^,*	Fingerprint Cards AB Class B	562,866	486
	Rezidor Hotel Group AB	112,427	323
	NCC AB Class A	15,331	286
	SAS AB Preference Shares	2,542	166
	Bonava AB	8,595	103
	MQ Holding AB	5,972	10
			223,007
Switzerland (2.8%)
2	VAT Group AG	58,738	8,663
^	BB Biotech AG	125,079	8,400
2	Sunrise Communications Group AG	78,259	6,134
*,2	Galenica AG	111,055	5,970
	GAM Holding AG	370,735	5,918
	Tecan Group AG	25,785	5,669
	Bucher Industries AG	15,046	5,514
	dormakaba Holding AG	7,121	5,508
	Cembra Money Bank AG	64,103	5,434
*	Allreal Holding AG	32,024	5,265
^,*	Landis&Gyr Group AG	68,204	5,126
	Belimo Holding AG	1,171	4,835
	SFS Group AG	39,615	4,454
	Valiant Holding AG	35,635	4,279
*	Idorsia Ltd.	181,772	4,169
	Panalpina Welttransport Holding AG	29,922	3,787
	Emmi AG	4,497	3,628
*	Mobimo Holding AG	13,754	3,552
	Forbo Holding AG	2,520	3,525
	Vontobel Holding AG	50,272	3,315
	Siegfried Holding AG	9,459	3,287
	Conzzeta AG	2,527	3,221
	Daetwyler Holding AG	16,620	3,170
	St. Galler Kantonalbank AG	5,312	2,849
	u-blox Holding AG	14,915	2,725
	Inficon Holding AG	4,309	2,580
	Schweiter Technologies AG	2,267	2,578
	Valora Holding AG	7,676	2,568

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Implenia AG	32,960	2,516
^	COSMO Pharmaceuticals NV	16,446	2,399
	Burckhardt Compression Holding AG	7,156	2,322
	Komax Holding AG	8,372	2,301
	Comet Holding AG	16,890	2,214
	Interroll Holding AG	1,274	2,111
	Autoneum Holding AG	7,396	1,937
*	Basilea Pharmaceutica AG	27,524	1,922
^	Huber & Suhner AG	33,244	1,899
	Bobst Group SA	17,570	1,874
^,*	Arbonia AG	99,459	1,769
^,*	Meyer Burger Technology AG	1,413,618	1,754
	VZ Holding AG	6,125	1,721
	LEM Holding SA	1,063	1,679
	Ascom Holding AG	82,575	1,652
	Bachem Holding AG	12,346	1,583
	BKW AG	21,825	1,422
	Rieter Holding AG	6,991	1,350
	Intershop Holding AG	2,655	1,325
	EFG International AG	161,881	1,315
	Bossard Holding AG	5,633	1,154
*	Leonteq AG	20,011	1,110
	Bell Food Group AG	2,720	1,068
	Ypsomed Holding AG	7,017	1,065
	Swissquote Group Holding SA	18,342	1,036
	APG SGA SA	2,294	942
	ALSO Holding AG	7,358	907
	Vetropack Holding AG	433	890
	Zehnder Group AG	21,086	884
*	Schmolz & Bickenbach AG	886,336	713
^	Kudelski SA	76,824	707
*	Alpiq Holding AG	7,222	548
	Plazza AG	566	130
	Logitech International SA	21	1
*,3	Petroplus Holdings AG	36,495	—
			174,343
Taiwan (6.7%)
	Yageo Corp.	746,118	15,639
	Chailease Holding Co. Ltd.	2,679,214	9,776
	Hiwin Technologies Corp.	518,110	7,805
	Walsin Technology Corp.	1,111,249	6,985
	Win Semiconductors Corp.	868,969	6,516
*	Macronix International	3,969,000	6,305
	Airtac International Group	341,528	5,926
	Sino-American Silicon Products Inc.	1,244,945	5,343
	WPG Holdings Ltd.	3,756,889	5,055
	Micro-Star International Co. Ltd.	1,561,000	4,875
	Powertech Technology Inc.	1,611,662	4,614
*	TaiMed Biologics Inc.	437,000	4,542
	Chroma ATE Inc.	879,040	4,420
	Winbond Electronics Corp.	6,925,614	4,239
*	Tatung Co. Ltd.	4,996,320	3,716
*	Ruentex Development Co. Ltd.	2,989,770	3,580
	Tripod Technology Corp.	1,147,327	3,471
	Ruentex Industries Ltd.	1,680,160	3,256
	Highwealth Construction Corp.	2,112,341	3,252
	Phison Electronics Corp.	354,962	3,213
	St. Shine Optical Co. Ltd.	109,419	2,934
	Nien Made Enterprise Co. Ltd.	320,000	2,842
	General Interface Solution Holding Ltd.	471,000	2,819
	Accton Technology Corp.	1,222,467	2,794
	CTCI Corp.	1,650,667	2,781
	Silergy Corp.	132,000	2,760
	King's Town Bank Co. Ltd.	2,274,193	2,724

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Chipbond Technology Corp.	1,348,852	2,673
	TCI Co. Ltd.	176,536	2,590
*	China Petrochemical Development Corp.	5,898,077	2,583
	Compeq Manufacturing Co. Ltd.	2,585,471	2,576
	Merida Industry Co. Ltd.	577,055	2,569
	Gigabyte Technology Co. Ltd.	1,150,271	2,515
	Parade Technologies Ltd.	161,000	2,493
*	PharmaEssentia Corp.	398,000	2,433
	King Yuan Electronics Co. Ltd.	2,462,963	2,430
	LCY Chemical Corp.	1,611,255	2,388
	Simplo Technology Co. Ltd.	425,631	2,380
	TA Chen Stainless Pipe	2,032,284	2,314
	Standard Foods Corp.	1,029,708	2,309
	Zhen Ding Technology Holding Ltd.	1,052,400	2,290
	Qisda Corp.	3,294,000	2,258
	ASPEED Technology Inc.	77,000	2,199
	E Ink Holdings Inc.	1,978,708	2,189
	King Slide Works Co. Ltd.	154,675	2,186
	Radiant Opto-Electronics Corp.	1,048,147	2,164
	Hota Industrial Manufacturing Co. Ltd.	487,323	2,142
	Grand Pacific Petrochemical	1,922,928	2,128
	Long Chen Paper Co. Ltd.	1,792,350	2,091
*	Genius Electronic Optical Co. Ltd.	174,732	2,056
	Lien Hwa Industrial Corp.	1,606,335	2,051
	Waterland Financial Holdings Co. Ltd.	5,844,369	2,041
	Tong Yang Industry Co. Ltd.	1,130,919	2,037
	China Steel Chemical Corp.	382,853	2,019
	Makalot Industrial Co. Ltd.	414,880	1,997
	Grape King Bio Ltd.	234,000	1,958
	Voltronic Power Technology Corp.	106,356	1,893
	Taichung Commercial Bank Co. Ltd.	5,473,688	1,892
	eMemory Technology Inc.	153,000	1,888
	Merry Electronics Co. Ltd.	409,910	1,888
	Poya International Co. Ltd.	165,535	1,838
	Global Unichip Corp.	194,649	1,831
	Cub Elecparts Inc.	139,569	1,786
	Bizlink Holding Inc.	241,651	1,784
	WT Microelectronics Co. Ltd.	1,171,377	1,751
	Kenda Rubber Industrial Co. Ltd.	1,514,016	1,749
	TTY Biopharm Co. Ltd.	514,987	1,742
	Great Wall Enterprise Co. Ltd.	1,325,190	1,714
	Far Eastern Department Stores Ltd.	2,603,043	1,709
	China Synthetic Rubber Corp.	1,196,329	1,709
	Gourmet Master Co. Ltd.	147,230	1,696
	FLEXium Interconnect Inc.	637,140	1,665
	ITEQ Corp.	738,261	1,642
	Mitac Holdings Corp.	1,452,311	1,571
	Sercomm Corp.	582,000	1,569
	TSRC Corp.	1,555,046	1,565
	Ennoconn Corp.	96,644	1,564
*	Wafer Works Corp.	998,710	1,560
	Asia Optical Co. Inc.	500,000	1,539
	Elite Material Co. Ltd.	626,519	1,535
	Career Technology MFG. Co. Ltd.	1,030,066	1,509
	Tung Ho Steel Enterprise Corp.	1,815,150	1,507
	Primax Electronics Ltd.	745,000	1,507
	Holy Stone Enterprise Co. Ltd.	309,769	1,506
	HannStar Display Corp.	5,455,810	1,496
	LandMark Optoelectronics Corp.	155,600	1,451
	Taiwan Paiho Ltd.	532,183	1,424
	Hung Sheng Construction Ltd.	1,192,100	1,400
	Huaku Development Co. Ltd.	604,499	1,396
	Yulon Finance Corp.	315,000	1,392
	Pan Jit International Inc.	823,000	1,390

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Taiwan Union Technology Corp.	499,000	1,384
	Yungtay Engineering Co. Ltd.	788,993	1,375
*	Asia Pacific Telecom Co. Ltd.	4,623,000	1,371
	Wistron NeWeb Corp.	581,053	1,364
	Clevo Co.	1,363,944	1,346
	Elan Microelectronics Corp.	908,350	1,315
	Visual Photonics Epitaxy Co. Ltd.	411,455	1,314
*	YFY Inc.	3,080,000	1,314
	Sinbon Electronics Co. Ltd.	496,066	1,312
	Nan Kang Rubber Tire Co. Ltd.	1,542,107	1,300
	Cleanaway Co. Ltd.	201,000	1,291
	UPC Technology Corp.	1,934,172	1,289
	Greatek Electronics Inc.	709,000	1,283
	Charoen Pokphand Enterprise	592,000	1,276
	Everlight Electronics Co. Ltd.	904,725	1,268
	Tong Hsing Electronic Industries Ltd.	358,056	1,257
	Chong Hong Construction Co. Ltd.	428,493	1,244
	Taiwan Hon Chuan Enterprise Co. Ltd.	709,401	1,234
	Coretronic Corp.	915,000	1,218
	Hsin Kuang Steel Co. Ltd.	798,569	1,199
	Ardentec Corp.	1,046,851	1,178
	A-DATA Technology Co. Ltd.	486,915	1,175
	Cheng Loong Corp.	2,068,920	1,174
	Sanyang Motor Co. Ltd.	1,581,037	1,129
*	Mercuries Life Insurance Co. Ltd.	2,056,010	1,121
	Tainan Spinning Co. Ltd.	2,522,674	1,117
	Pharmally International Holding Co. Ltd.	84,932	1,113
	Shinkong Synthetic Fibers Corp.	3,241,416	1,112
*	ChipMOS TECHNOLOGIES Inc.	1,600,000	1,108
	Taiwan Semiconductor Co. Ltd.	482,000	1,103
	China Bills Finance Corp.	2,248,800	1,097
	Chunghwa Precision Test Tech Co. Ltd.	43,000	1,095
*	Chilisin Electronics Corp.	349,000	1,085
	Getac Technology Corp.	751,000	1,080
*	Center Laboratories Inc.	449,663	1,069
	Faraday Technology Corp.	473,000	1,057
	Supreme Electronics Co. Ltd.	965,000	1,032
*	Foxsemicon Integrated Technology Inc.	159,000	1,031
	Kinpo Electronics	2,908,196	1,028
	Prince Housing & Development Corp.	2,544,183	1,012
	Jih Sun Financial Holdings Co. Ltd.	3,395,000	1,011
	Lung Yen Life Service Corp.	477,000	1,004
	Aten International Co. Ltd.	303,260	1,001
	Chin-Poon Industrial Co. Ltd.	759,072	999
*	President Securities Corp.	1,994,005	999
	Kinsus Interconnect Technology Corp.	590,282	970
	Masterlink Securities Corp.	2,554,023	950
	Advanced Ceramic X Corp.	112,000	950
	Sunny Friend Environmental Technology Co. Ltd.	144,000	944
	USI Corp.	1,936,828	943
*	China Man-Made Fiber Corp.	2,841,016	939
	Topco Scientific Co. Ltd.	344,793	929
	Yieh Phui Enterprise Co. Ltd.	2,678,036	927
	Elite Advanced Laser Corp.	263,552	923
	United Integrated Services Co. Ltd.	424,000	915
	PChome Online Inc.	195,082	904
	Holtek Semiconductor Inc.	380,279	902
*	Goldsun Building Materials Co. Ltd.	2,762,591	897
	Pixart Imaging Inc.	232,920	887
	Lotes Co. Ltd.	137,000	885
	Run Long Construction Co. Ltd.	471,000	878
	China General Plastics Corp.	814,898	872
	PharmaEngine Inc.	183,102	864
*	ASMedia Technology Inc.	75,000	864

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Sigurd Microelectronics Corp.	737,000	854
*	Motech Industries Inc.	1,222,059	849
	Sinyi Realty Inc.	576,700	840
	Wisdom Marine Lines Co. Ltd.	881,098	838
	momo.com Inc.	101,000	838
*	Concraft Holding Co. Ltd.	96,000	834
	BES Engineering Corp.	3,262,468	834
	Elite Semiconductor Memory Technology Inc.	638,000	833
	Ginko International Co. Ltd.	99,200	833
	SDI Corp.	350,000	827
	Cathay Real Estate Development Co. Ltd.	1,413,000	821
	Mercuries & Associates Holding Ltd.	1,007,169	818
	Systex Corp.	375,000	811
	Hu Lane Associate Inc.	173,000	810
	Taiwan Styrene Monomer	1,119,579	809
	Depo Auto Parts Ind Co. Ltd.	296,313	799
	Sitronix Technology Corp.	277,282	793
	Swancor Holding Co. Ltd.	156,000	792
*	Neo Solar Power Corp.	1,901,571	788
	Rechi Precision Co. Ltd.	726,668	785
	Syncmold Enterprise Corp.	357,000	782
	Sporton International Inc.	140,033	777
	Kinik Co.	297,000	773
	Namchow Holdings Co. Ltd.	380,000	773
	Taiwan Cogeneration Corp.	772,903	769
	Xxentria Technology Materials Corp.	302,776	768
*	Lealea Enterprise Co. Ltd.	1,989,849	766
	Test Research Inc.	417,371	765
	Shin Zu Shing Co. Ltd.	288,000	757
	Chlitina Holding Ltd.	114,750	748
*	CMC Magnetics Corp.	3,663,369	743
*	Yang Ming Marine Transport Corp.	2,140,650	741
	Darwin Precisions Corp.	959,000	740
	TXC Corp.	615,877	739
*	Unitech Printed Circuit Board Corp.	1,086,738	737
	Formosa International Hotels Corp.	141,841	735
	Farglory Land Development Co. Ltd.	667,854	732
	Pan-International Industrial Corp.	1,129,595	732
	Flytech Technology Co. Ltd.	279,845	730
	AmTRAN Technology Co. Ltd.	1,673,692	719
*	Wei Chuan Foods Corp.	903,835	717
*	Ritek Corp.	3,614,678	716
	Casetek Holdings Ltd.	289,953	709
	Wah Lee Industrial Corp.	379,883	707
	International Games System Co. Ltd.	130,213	701
	Ton Yi Industrial Corp.	1,639,000	696
*	XinTec Inc.	357,000	691
	Test Rite International Co. Ltd.	883,725	688
	YC INOX Co. Ltd.	762,174	683
	Taiwan TEA Corp.	1,298,293	676
	Adlink Technology Inc.	329,254	675
	Kung Long Batteries Industrial Co. Ltd.	138,000	665
*	CSBC Corp. Taiwan	809,808	658
	Chung-Hsin Electric & Machinery Manufacturing Corp.	907,625	655
	YungShin Global Holding Corp.	473,647	652
	ScinoPharm Taiwan Ltd.	596,891	651
*	Egis Technology Inc.	134,000	641
	Firich Enterprises Co. Ltd.	442,771	629
	OptoTech Corp.	837,772	620
	Soft-World International Corp.	207,520	610
	Advanced Wireless Semiconductor Co.	290,000	604
	China Metal Products	578,515	601
	Nan Liu Enterprise Co. Ltd.	112,000	599
	Lite-On Semiconductor Corp.	466,977	594

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ta Ya Electric Wire & Cable	1,108,440	585
	Rich Development Co. Ltd.	1,421,000	582
*	Radium Life Tech Co. Ltd.	1,590,265	577
*	Microbio Co. Ltd.	829,562	570
	Taiwan Surface Mounting Technology Corp.	656,530	562
*	Shining Building Business Co. Ltd.	1,438,536	561
	Gloria Material Technology Corp.	865,023	560
	AcBel Polytech Inc.	874,000	558
	Wowprime Corp.	136,761	552
*	Ho Tung Chemical Corp.	1,973,362	546
	Senao International Co. Ltd.	309,000	546
	Everlight Chemical Industrial Corp.	892,649	540
*	Gintech Energy Corp.	1,003,398	537
*	Lotus Pharmaceutical Co. Ltd.	177,000	532
	Asia Vital Components Co. Ltd.	582,337	528
*	Taigen Biopharmaceuticals Holdings Ltd.	651,723	522
	Taiwan PCB Techvest Co. Ltd.	547,102	521
	Zeng Hsing Industrial Co. Ltd.	119,000	517
	IEI Integration Corp.	436,623	510
	Alpha Networks Inc.	755,827	507
*	Taiwan Land Development Corp.	1,595,969	506
	Tung Thih Electronic Co. Ltd.	138,000	502
	Yeong Guan Energy Technology Group Co. Ltd.	184,000	501
	FocalTech Systems Co. Ltd.	563,398	491
	Altek Corp.	464,250	488
	Darfon Electronics Corp.	466,000	488
	Evergreen International Storage & Transport Corp.	1,071,502	487
*	Lextar Electronics Corp.	808,000	486
	Posiflex Technology Inc.	125,822	485
	D-Link Corp.	1,310,407	482
	Kindom Construction Corp.	727,000	474
*	Li Peng Enterprise Co. Ltd.	1,670,915	465
	Sunplus Technology Co. Ltd.	939,000	457
	Asia Polymer Corp.	751,261	450
	Gemtek Technology Corp.	556,115	450
*	TWi Pharmaceuticals Inc.	133,000	441
	L&K Engineering Co. Ltd.	357,000	440
*	Chimei Materials Technology Corp.	1,203,000	437
	Sampo Corp.	967,311	435
	Brogent Technologies Inc.	56,606	435
	Chaun-Choung Technology Corp.	169,000	435
	CyberTAN Technology Inc.	730,571	430
*	Orient Semiconductor Electronics Ltd.	1,546,000	425
	Federal Corp.	973,505	425
	Long Bon International Co. Ltd.	895,000	422
	Taiflex Scientific Co. Ltd.	321,594	421
	Nan Ya Printed Circuit Board Corp.	465,000	419
	Toung Loong Textile Manufacturing	188,000	395
	Dynapack International Technology Corp.	297,299	391
	China Chemical & Pharmaceutical Co. Ltd.	564,000	386
	Globe Union Industrial Corp.	516,675	383
	Weltrend Semiconductor	434,200	383
	Formosan Rubber Group Inc.	756,089	382
	Sincere Navigation Corp.	636,000	376
	TYC Brother Industrial Co. Ltd.	380,710	375
	Basso Industry Corp.	204,000	362
	Bank of Kaohsiung Co. Ltd.	1,133,490	358
*	Concord Securities Co. Ltd.	1,263,324	356
	Iron Force Industrial Co. Ltd.	117,000	352
	Chun Yuan Steel	920,676	352
	KEE TAI Properties Co. Ltd.	945,740	346
	Tyntek Corp.	657,250	346
	Huang Hsiang Construction Corp.	363,051	345
	Hong Pu Real Estate Development Co. Ltd.	451,195	344

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ichia Technologies Inc.	637,000	340
	Sonix Technology Co. Ltd.	305,000	336
*	China Electric Manufacturing Corp.	812,000	335
	Jentech Precision Industrial Co. Ltd.	161,698	335
	Li Cheng Enterprise Co. Ltd.	236,345	331
	Tong-Tai Machine & Tool Co. Ltd.	498,429	329
	Global Mixed Mode Technology Inc.	149,199	327
	Chung Hwa Pulp Corp.	883,135	326
	Unizyx Holding Corp.	728,000	321
	Advanced International Multitech Co. Ltd.	221,000	320
	Zinwell Corp.	375,099	319
	Universal Cement Corp.	429,994	319
	Lingsen Precision Industries Ltd.	760,000	319
	ITE Technology Inc.	272,418	319
*	Green Energy Technology Inc.	608,746	319
*	Etron Technology Inc.	862,947	315
*	Elitegroup Computer Systems Co. Ltd.	541,647	307
	Quanta Storage Inc.	326,000	295
*	Gigastorage Corp.	694,800	293
*	Silicon Integrated Systems Corp.	1,024,945	292
*	Solartech Energy Corp.	646,414	286
*	Medigen Biotechnology Corp.	241,680	282
*	Kuo Toong International Co. Ltd.	437,557	275
	CHC Healthcare Group	216,727	275
	Infortrend Technology Inc.	634,885	273
	Ability Enterprise Co. Ltd.	464,099	271
	Gigasolar Materials Corp.	52,600	269
	Taiyen Biotech Co. Ltd.	271,877	265
*	HannsTouch Solution Inc.	1,056,731	248
*	Gold Circuit Electronics Ltd.	770,280	244
*	ALI Corp.	529,358	240
	Johnson Health Tech Co. Ltd.	232,283	235
	MIN AIK Technology Co. Ltd.	309,389	228
	Global Brands Manufacture Ltd.	529,045	223
	Sheng Yu Steel Co. Ltd.	244,000	219
*	Phihong Technology Co. Ltd.	598,618	218
	WUS Printed Circuit Co. Ltd.	407,550	218
	Jess-Link Products Co. Ltd.	226,100	217
*	AGV Products Corp.	848,425	215
*	Unity Opto Technology Co. Ltd.	701,000	206
	FSP Technology Inc.	248,428	202
	Nien Hsing Textile Co. Ltd.	240,611	201
	Cyberlink Corp.	89,076	194
*	Dynamic Electronics Co. Ltd.	624,468	188
*	G Tech Optoelectronics Corp.	344,168	187
	Vivotek Inc.	61,000	167
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	55,000	149
	GeoVision Inc.	137,592	140
*	E-Ton Solar Tech Co. Ltd.	908,603	139
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	112
	Green Seal Holding Ltd.	81,400	103
	Tsann Kuen Enterprise Co. Ltd.	93,295	77
	Taiwan Shin Kong Security Co. Ltd.	46,930	61
*,3	XPEC Entertainment Inc.	125,457	56
	Sunrex Technology Corp.	91,080	48
*	King's Town Construction Co. Ltd.	53,826	41
*	Wafer Works Corp Rights Exp. 06/08/2018	49,842	13
	Microlife Corp.	3,322	10
	San Shing Fastech Corp.	3,824	7
			415,717
Thailand (1.6%)
*	Krungthai Card PCL	295,500	3,388
*	Digital Telecommunications Infrastructure Fund	6,510,100	2,930
*	Bangchak Corp. PCL	2,391,100	2,740

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	BTS Rail Mass Transit Growth Infrastructure Fund	6,440,276	2,448
*	Tisco Financial Group PCL	849,750	2,384
*	Robinson PCL	1,146,000	2,383
*	Kiatnakin Bank PCL (Local)	1,014,200	2,364
*	Jasmine Broadband Internet Infrastructure Fund	6,175,900	2,250
*	Beauty Community PCL	2,909,900	2,138
*	Thanachart Capital PCL	1,258,928	2,138
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	3,609,900	2,090
*	Global Power Synergy PCL	826,800	1,969
*	KCE Electronics PCL	904,800	1,958
*	Bangkok Land PCL	30,627,400	1,815
*	CH Karnchang PCL	2,391,800	1,811
*	Srisawad Corp. PCL	1,088,255	1,782
*	Muangthai Leasing PCL	1,534,000	1,765
*,2	Star Petroleum Refining PCL	3,280,800	1,627
*	WHA Corp. PCL	12,813,400	1,601
*	Esso Thailand PCL	2,722,800	1,542
*	Siam Global House PCL	2,981,042	1,533
*	B Grimm Power PCL	1,588,100	1,373
	Tisco Financial Group PCL NVDR	489,300	1,373
*	Bangkok Chain Hospital PCL	2,395,448	1,318
*	Quality Houses PCL (Local)	13,555,533	1,313
*	Jasmine International PCL	7,101,588	1,313
^	Central Plaza Hotel PCL NVDR	783,100	1,294
*	Workpoint Entertainment PCL	646,500	1,265
*	Supalai PCL	1,666,800	1,222
*	TPI Polene PCL	20,296,300	1,215
*	Major Cineplex Group PCL	1,293,644	1,196
*	Thai Vegetable Oil PCL	1,057,200	1,182
*	TPI Polene Power PCL	5,569,800	1,179
*	Hana Microelectronics PCL	1,053,836	1,158
	Thanachart Capital PCL NVDR	673,200	1,143
*	Amata Corp. PCL	1,747,400	1,127
*	Sansiri PCL (Local)	21,159,400	1,121
*	Central Plaza Hotel PCL (Local)	657,100	1,086
*	Banpu Power PCL	1,375,500	1,073
*	Origin Property PCL	1,861,600	1,068
*	Superblock PCL	29,067,300	1,057
^	VGI Global Media PCL NVDR	4,086,200	992
*	Carabao Group PCL	548,600	934
*	Vibhavadi Medical Center PCL	11,629,300	918
*	IMPACT Growth REIT	1,616,400	910
*	CK Power PCL	7,311,200	886
*	Chularat Hospital PCL	13,995,860	865
*	MK Restaurants Group PCL	339,200	861
*	Thoresen Thai Agencies PCL	3,100,816	818
*	BCPG PCL	1,311,000	805
*	Tipco Asphalt PCL	1,386,800	793
	Kiatnakin Bank PCL (Foreign)	332,100	774
*	Bangkok Airways PCL	1,583,800	763
*	U City PCL	785,450,275	747
*	TICON Industrial Connection PCL	1,228,000	688
*	Sino-Thai Engineering & Construction PCL (Local)	1,190,116	658
*	Sri Trang Agro-Industry PCL	1,683,269	626
*	PTG Energy PCL	1,043,307	616
^,*	Gunkul Engineering PCL	6,626,603	607
*	VGI Global Media PCL	2,427,524	589
*	Taokaenoi Food & Marketing PCL	1,236,200	586
*	Thaifoods Group PCL	3,743,400	583
	Asian Property Development PCL (Foreign)	2,169,256	576
	VGI Global Media PCL (Foreign)	2,301,588	559
	Unique Engineering & Construction PCL	1,299,700	529
*	SPCG PCL	763,000	509
*	Univentures PCL	1,790,088	507

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	TTW PCL	1,272,200	500
	TTW PCL (Foreign)	1,201,300	473
*	GFPT PCL	1,201,000	466
^	Central Plaza Hotel PCL (Foreign)	267,390	442
^,*	Supalai PCL NVDR	600,150	440
*	Pruksa Holding PCL	615,400	434
	WHA Corp. PCL (Foreign)	3,471,547	434
^	AP Thailand PCL NVDR	1,622,400	431
^,*	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	420
*	Thaicom PCL	1,426,140	409
*,3	Inter Far East Energy Corp.	3,992,800	392
*	Italian-Thai Development PCL (Local)	3,896,108	380
^,*	Sino-Thai Engineering & Construction PCL NVDR	679,200	375
^,*	Precious Shipping PCL NVDR	858,200	360
*	AP Thailand PCL (Local)	1,301,400	346
	Hana Microelectronics PCL (Foreign)	304,210	334
^	LPN Development PCL NVDR	1,033,200	327
^,*	Precious Shipping PCL (Foreign)	766,900	322
*	Cal-Comp Electronics Thailand PCL	4,594,416	302
3	Pruksa Real Estate PCL	701,890	298
^,*	Italian-Thai Development PCL NVDR	2,909,500	284
*	Group Lease PCL (Local)	1,195,500	271
	Thanachart Capital PCL (Foreign)	154,300	262
*	Dynasty Ceramic PCL	2,774,800	262
*	Supalai PCL (Foreign)	312,250	229
*	LPN Development PCL (Local)	685,211	217
^	LPN Development PCL (Foreign)	679,300	215
	TTW PCL NVDR	490,400	193
	Thoresen Thai Agencies PCL (Foreign)	596,425	157
*,3	Pruksa Real Estate PCL (Foreign)	361,400	154
	Samart Corp. PCL (Foreign)	560,900	151
*	Samart Corp. PCL (Local)	548,021	148
^	Sri Trang Agro-Industry PCL (Foreign)	286,554	107
	Quality Houses PCL (Foreign)	1,079,457	105
^	Group Lease PCL NVDR	345,478	78
^,*	Italian-Thai Development PCL (Foreign)	570,002	56
*	Superblock PCL Warrants Exp. 08/30/2020	5,115,280	47
^	Cal-Comp Electronics Thailand PCL (Foreign)	686,500	45
^	Tisco Financial Group PCL (Foreign)	13,150	37
*	DIGITAL TELE-F Rights Exp. 05/08/2018	3,084,692	29
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	12
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	12
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	765,646	9
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	7
*	Thoresen Thai Agencies PCL Exp. 02/28/2019	166,980	5
*	VGI Global Media Warrants Exp. 08/01/2018	448,000	5
*	Group Lease PCL Warrants Exp. 08/01/2018	111,522	3
*	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	2
*	BTS Group Hldgs Warrants Exp. 11/01/2018	976,408	2
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	1
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	—
*	Precious Shipping PCL Warrants Exp. 06/15/2018	23,790	—
			98,421
Turkey (0.3%)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,423,720	1,424
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,244,596	1,033
	Trakya Cam Sanayii AS	781,986	906
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	59,139	712
*	Koza Anadolu Metal Madencilik Isletmeleri AS	412,963	586
	AG Anadolu Grubu Holding AS	107,889	581
*	Pegasus Hava Tasimaciligi AS	79,628	555
*	Aksa Enerji Uretim AS Class B	515,736	527
*	Dogan Sirketler Grubu Holding AS	2,036,135	513
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	73,647	494

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	491,201	493
*	Bera Holding AS	794,209	476
	Aksa Akrilik Kimya Sanayii AS	144,363	473
*	Zorlu Enerji Elektrik Uretim AS	1,130,402	473
*	Sasa Polyester Sanayi AS	139,365	457
*	Vestel Elektronik Sanayi ve Ticaret AS	156,530	382
	Cimsa Cimento Sanayi VE Ticaret AS	120,430	373
*	Logo Yazilim Sanayi Ve Ticaret AS	30,499	361
	Aksigorta AS	316,503	339
	Otokar Otomotiv Ve Savunma Sanayi A.S.	16,508	327
	Anadolu Hayat Emeklilik AS	165,020	315
*	Sekerbank TAS	786,775	293
	Anadolu Cam Sanayii AS	356,579	274
	Is Gayrimenkul Yatirim Ortakligi AS	890,325	267
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	219,903	263
	Albaraka Turk Katilim Bankasi AS	619,418	240
	Torunlar Gayrimenkul Yatirim Ortakligi AS	328,962	227
	Akcansa Cimento AS	88,673	219
*	Alarko Holding AS	148,384	213
	Tat Gida Sanayi AS	168,496	202
	EGE Endustri VE Ticaret AS	2,540	199
*	NET Holding AS	372,367	183
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	180
*	Afyon Cimento Sanayi TAS	110,775	177
*	Gubre Fabrikalari TAS	175,550	167
	Adana Cimento Sanayii TAS Class A	84,005	141
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	9,628	131
*	Dogus Otomotiv Servis ve Ticaret AS	70,079	131
*	Bizim Toptan Satis Magazalari AS	66,076	130
*	Bagfas Bandirma Gubre Fabrikalari AS	56,633	123
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	68,454	116
*	Vakif Gayrimenkul Yatirim Ortakligi AS	191,056	112
	Turcas Petrol AS	214,174	112
*	Ihlas Holding AS	1,033,115	112
	Konya Cimento Sanayii AS	1,789	99
*	Akenerji Elektrik Uretim AS	396,854	80
	Soda Sanayii AS	692	1
*,3	Asya Katilim Bankasi AS	975,452	—
			16,192
United Arab Emirates (0.0%)
	Amanat Holdings PJSC	2,729,797	1,009
*	Eshraq Properties Co. PJSC	2,521,291	487
	National Central Cooling Co. PJSC	1,008,433	481
	RAK Properties PJSC	2,159,459	388
*	Drake & Scull International PJSC	997,801	329
*	Amlak Finance PJSC	1,349,016	293
			2,987
United Kingdom (12.1%)
	GVC Holdings plc	1,253,711	15,346
^	UBM plc	896,292	11,933
	BBA Aviation plc	2,366,453	10,372
*	Indivior plc	1,654,594	10,246
	Spectris plc	274,196	10,117
*	Tullow Oil plc	3,174,804	9,936
	NEX Group plc	723,517	9,818
	Beazley plc	1,193,513	9,694
	Phoenix Group Holdings	890,612	9,621
	Intermediate Capital Group plc	643,004	9,581
	IG Group Holdings plc	832,285	9,504
*	SSP Group plc	1,048,438	9,382
*	Ocado Group plc	1,256,001	9,284
	Man Group plc	3,696,412	9,181
	Rotork plc	2,005,794	9,046
	Dechra Pharmaceuticals plc	229,857	8,634

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^,*	Metro Bank plc	188,901	8,575
	Electrocomponents plc	1,000,112	8,361
*	BTG plc	891,126	8,354
	TP ICAP plc	1,277,872	8,278
	Cineworld Group plc	2,310,122	8,247
	Hays plc	3,145,273	7,751
	Playtech plc	674,848	7,527
	Shaftesbury plc	539,059	7,500
	Close Brothers Group plc	349,622	7,361
	UDG Healthcare plc	577,439	7,255
	UNITE Group plc	585,726	6,724
	Victrex plc	184,132	6,630
	WH Smith plc	246,378	6,604
	Tritax Big Box REIT plc	3,163,853	6,520
	Balfour Beatty plc	1,552,871	6,271
*	Great Portland Estates plc	648,448	6,248
	HomeServe plc	610,311	6,203
	Jupiter Fund Management plc	978,345	6,118
	Britvic plc	613,171	6,061
	Daily Mail & General Trust plc	614,104	5,705
*,2	Wizz Air Holdings plc	128,059	5,623
	Aggreko plc	557,957	5,612
	Domino's Pizza Group plc	1,116,315	5,564
	Centamin plc	2,497,361	5,396
	Bodycote plc	438,227	5,395
	Thomas Cook Group plc	3,161,000	5,369
	Greene King plc	712,544	5,353
	Provident Financial plc	585,452	5,350
	Pagegroup plc	718,657	5,304
	Ascential plc	916,069	5,291
	Grafton Group plc	508,004	5,262
	IWG plc	1,533,839	5,210
	National Express Group plc	957,999	5,170
	Bovis Homes Group plc	303,779	5,169
	Renishaw plc	77,049	4,988
2	Sophos Group plc	726,729	4,962
	Petrofac Ltd.	583,464	4,842
	Moneysupermarket.com Group plc	1,171,987	4,827
	Genus plc	138,216	4,780
	Saga plc	2,507,340	4,675
	Redrow plc	541,047	4,662
	Jardine Lloyd Thompson Group plc	276,774	4,658
	Cranswick plc	115,862	4,625
	Fidessa Group plc	84,634	4,572
	BCA Marketplace plc	1,735,258	4,520
	JD Sports Fashion plc	815,163	4,373
	Assura plc	5,315,869	4,359
2	Countryside Properties plc	884,177	4,357
2	John Laing Group plc	1,114,233	4,329
^,*	Sirius Minerals plc	9,992,902	4,240
	AVEVA Group plc	143,391	4,233
	Paragon Banking Group plc	589,883	4,229
*	Firstgroup plc	2,725,654	4,228
	Savills plc	312,705	4,213
	Big Yellow Group plc	328,814	4,160
	Workspace Group plc	272,351	4,160
	Diploma plc	250,159	4,128
	Synthomer plc	604,815	4,106
	Vesuvius plc	505,216	4,080
*	Cairn Energy plc	1,298,443	4,041
	Elementis plc	1,036,648	4,038
	Grainger plc	933,051	4,018
	Drax Group plc	920,219	3,985
	QinetiQ Group plc	1,256,292	3,972

101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	BGEO Group plc	81,940	3,917
	Senior plc	949,131	3,851
	LondonMetric Property plc	1,452,153	3,800
	Greggs plc	225,035	3,762
	Crest Nicholson Holdings plc	556,947	3,734
	Fenner plc	446,899	3,733
	Lancashire Holdings Ltd.	450,846	3,695
	Rathbone Brothers plc	114,040	3,674
*	Cairn Homes plc	1,683,740	3,651
	Essentra plc	591,577	3,590
2	Ibstock plc	871,148	3,562
	Greencore Group plc	1,590,086	3,468
*	Hunting plc	312,962	3,459
	Safestore Holdings plc	459,718	3,458
	Coats Group plc	3,163,774	3,442
	Just Group plc	1,723,097	3,330
^	Ultra Electronics Holdings plc	171,963	3,328
2	ZPG plc	668,909	3,298
	Hill & Smith Holdings plc	179,375	3,273
*	Serco Group plc	2,455,709	3,245
	Kier Group plc	211,589	3,122
	Brewin Dolphin Holdings plc	616,521	3,063
	Galliford Try plc	243,098	3,063
	Morgan Advanced Materials plc	642,236	3,035
*	Sports Direct International plc	541,266	2,997
	Laird plc	1,096,517	2,962
	Entertainment One Ltd.	783,082	2,933
2	Equiniti Group plc	762,360	2,876
	Computacenter plc	160,928	2,795
	Marshalls plc	463,874	2,725
2	Hastings Group Holdings plc	718,239	2,723
	NewRiver REIT plc	674,171	2,693
	OneSavings Bank plc	492,529	2,677
	TalkTalk Telecom Group plc	1,512,312	2,668
	SIG plc	1,337,964	2,616
	Go-Ahead Group plc	97,395	2,590
	AA plc	1,370,893	2,563
	J D Wetherspoon plc	157,750	2,519
	F&C Commercial Property Trust Ltd.	1,215,273	2,453
	Virgin Money Holdings UK plc	640,458	2,449
	St. Modwen Properties plc	430,074	2,428
	Ted Baker plc	64,369	2,358
	Softcat plc	250,627	2,354
	Halfords Group plc	450,291	2,347
	Superdry plc	112,963	2,334
	Sanne Group plc	271,265	2,319
	Dairy Crest Group plc	310,044	2,313
	Keller Group plc	161,424	2,308
	Stobart Group Ltd.	680,083	2,290
	Card Factory plc	716,814	2,280
	Pets at Home Group plc	1,072,560	2,253
2	McCarthy & Stone plc	1,204,933	2,247
	888 Holdings plc	592,775	2,242
	Polypipe Group plc	419,317	2,204
*	Premier Oil plc	1,699,167	2,202
	Ferrexpo plc	680,076	2,202
	Marston's plc	1,425,495	2,110
	Mitie Group plc	821,913	2,071
	Stagecoach Group plc	954,689	2,039
	esure Group plc	649,494	2,011
2	Spire Healthcare Group plc	633,813	1,983
*	TBC Bank Group plc	76,091	1,931
	Telecom Plus plc	129,750	1,921
	Mitchells & Butlers plc	491,773	1,907

102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Chesnara plc	340,602	1,898
	UK Commercial Property Trust Ltd.	1,524,978	1,874
*	EI Group plc	1,052,412	1,865
	Vedanta Resources plc	184,988	1,851
	Restaurant Group plc	438,515	1,832
	Chemring Group plc	630,629	1,820
	RPS Group plc	504,846	1,799
	Dunelm Group plc	220,353	1,709
	De La Rue plc	231,287	1,695
	Hansteen Holdings plc	915,940	1,672
*	Vectura Group plc	1,498,694	1,671
	Dignity plc	111,364	1,671
	International Personal Finance plc	496,332	1,662
	Hochschild Mining plc	553,076	1,600
	NCC Group plc	593,375	1,596
	KCOM Group plc	1,134,551	1,574
	Northgate plc	301,470	1,539
	Picton Property Income Ltd.	1,241,124	1,536
	Redefine International plc	2,859,461	1,462
	PZ Cussons plc	429,794	1,455
	Renewi plc	1,373,213	1,358
^,*	AO World plc	602,024	1,282
*	Ophir Energy plc	1,529,642	1,268
	ITE Group plc	570,713	1,199
	Helical plc	222,213	1,150
*	Petra Diamonds Ltd.	1,167,513	1,097
	Devro plc	374,596	1,093
	Gocompare.Com Group plc	702,613	1,085
*,2	Alfa Financial Software Holdings plc	215,485	1,067
	Lookers plc	726,525	1,009
	Schroder REIT Ltd.	1,172,163	989
	N Brown Group plc	342,907	964
	Rank Group plc	381,857	920
*	Allied Minds plc	526,701	869
	Daejan Holdings plc	10,340	851
*	Premier Foods plc	1,574,247	808
^,*	Nostrum Oil & Gas plc	191,838	787
*	Lamprell plc	569,123	724
	Debenhams plc	2,240,201	713
	Soco International plc	480,347	695
	Acacia Mining plc	334,803	661
2	CMC Markets plc	235,883	615
*	Countrywide plc	372,275	554
^,3	Carillion plc	961,048	188
*	Rhi Magnesita NV (London Shares)	2,101	124
*	Lonmin plc	93	—
^,*,3	Afren plc	1,404,272	—

			745,713
Total Common Stocks (Cost $5,378,452)			6,123,994

103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2018

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (6.5%)1
Money Market Fund (6.2%)
4,5	Vanguard Market Liquidity Fund	1.886%		3,866,383	386,638

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill	1.391%	5/3/18	200	200
	United States Treasury Bill	1.559%	5/24/18	100	100
	United States Treasury Bill	1.446%	5/31/18	895	894
	United States Treasury Bill	1.599%	6/7/18	400	399
6	United States Treasury Bill	1.761%	6/21/18	5,000	4,988
	United States Treasury Bill	1.541%	6/28/18	100	100
6	United States Treasury Bill	1.693%	7/12/18	1,000	997
6	United States Treasury Bill	1.890%	8/9/18	10,000	9,949

					17,627

Total Temporary Cash Investments (Cost $404,251)					404,265
Total Investments (105.8%) (Cost $5,782,703)					6,528,259
Other Assets and Liabilities—Net (-5.8%)4,7					(360,576)

Net Assets (100%)					6,167,683

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $353,212,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $234,807,000, representing
3.8% of net assets.
3 Security value determined using significant unobservable inputs.
4 Includes $386,266,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $3,297,000 have been segregated as initial margin for open futures contracts.
7 Cash of $2,420,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

104

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7702 062018

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.1%)[1]
Brazil (8.0%)
	Vale SA	33,567,377	466,352
	Ambev SA	60,411,931	402,321
	Itau Unibanco Holding SA Preference Shares	25,688,061	374,043
*	Petroleo Brasileiro SA	49,346,722	346,943
	Itau Unibanco Holding SA ADR	23,150,086	336,371
	Banco Bradesco SA Preference Shares	31,994,923	315,730
	Vale SA Class B ADR	19,187,145	265,550
	Itausa - Investimentos Itau SA Preference Shares	64,901,534	252,144
	B3 SA - Brasil Bolsa Balcao	33,035,155	238,579
	Banco Bradesco SA ADR	22,570,399	221,190
	Banco do Brasil SA	19,695,743	206,335
*	Petroleo Brasileiro SA Preference Shares	29,293,786	192,075
*	Petroleo Brasileiro SA ADR Preference Shares	13,094,636	172,194
	Banco Bradesco SA	14,085,481	128,262
	Ultrapar Participacoes SA	7,108,873	122,668
	Lojas Renner SA	12,015,729	111,850
	Kroton Educacional SA	25,335,902	101,323
	Cielo SA	18,439,688	101,062
	BB Seguridade Participacoes SA	11,235,036	88,131
	Suzano Papel e Celulose SA	7,392,615	86,647
	Ambev SA ADR	12,214,497	80,860
	Telefonica Brasil SA Preference Shares	5,718,956	80,221
	Lojas Americanas SA Preference Shares	13,496,158	76,858
*	Rumo SA	17,927,642	75,995
	Raia Drogasil SA	3,704,997	72,742
	Klabin SA	11,375,065	68,935
	Fibria Celulose SA	3,445,834	67,683
	WEG SA	13,206,606	67,028
	Localiza Rent a Car SA	8,184,174	65,157
	CCR SA	18,505,066	63,177
	Equatorial Energia SA	3,009,106	61,115
*	BRF SA	8,613,614	60,978
	Banco Santander Brasil SA ADR	5,453,305	59,114
	Hypera SA	6,349,427	57,093
	Gerdau SA Preference Shares	11,606,862	55,165
	Embraer SA	7,251,482	45,829
	BR Malls Participacoes SA	14,143,169	44,086
	TIM Participacoes SA	9,465,950	43,098
	JBS SA	17,029,770	42,536
	Estacio Participacoes SA	4,407,096	40,131
	Bradespar SA Preference Shares	3,868,919	39,272
	Magazine Luiza SA	1,243,931	37,891
*	Petroleo Brasileiro SA ADR Ordinary Shares	2,648,146	37,312
	Itau Unibanco Holding SA	2,927,395	36,851
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,625,016	36,520
	Petrobras Distribuidora SA	4,903,093	32,135
	Multiplan Empreendimentos Imobiliarios SA	1,628,695	30,926
^	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,057,127	30,510
	Embraer SA ADR	1,176,530	29,672
	Qualicorp SA	4,171,264	28,994
	Cia Energetica de Minas Gerais Preference Shares	11,733,745	28,336
	Cosan SA Industria e Comercio	2,485,527	28,224
	Natura Cosmeticos SA	3,061,340	28,147
	CVC Brasil Operadora e Agencia de Viagens SA	1,650,500	27,321
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	26,946
	Engie Brasil Energia SA	2,481,251	26,199
	Sul America SA	4,043,321	24,953
	Fleury SA	3,188,966	23,768
	Metalurgica Gerdau SA Preference Shares Class A	10,611,612	23,688
	Gerdau SA ADR	4,989,225	23,300
	TOTVS SA	2,526,912	23,082

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Banco BTG Pactual SA	3,584,033	22,896
	Porto Seguro SA	1,734,598	22,381
	EDP - Energias do Brasil SA	5,566,950	22,073
*	Atacadao Distribuicao Comercio e Industria Ltda	5,092,547	21,951
	Braskem SA Preference Shares	1,682,178	21,920
	Cia Brasileira de Distribuicao ADR	967,110	21,605
	Centrais Eletricas Brasileiras SA Preference Shares	3,297,751	21,463
*	Centrais Eletricas Brasileiras SA	3,896,574	21,211
*	B2W Cia Digital	2,551,208	21,046
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,749,323	21,000
	TIM Participacoes SA ADR	909,099	20,682
	M Dias Branco SA	1,565,913	19,668
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,943,852	19,616
	Braskem SA ADR	746,212	19,327
	Via Varejo SA	2,228,665	18,926
	MRV Engenharia e Participacoes SA	4,417,033	18,913
	Smiles Fidelidade SA	902,780	18,555
	Odontoprev SA	4,312,586	18,503
	Transmissora Alianca de Energia Eletrica SA	3,017,986	18,341
	Telefonica Brasil SA ADR	1,184,257	16,722
	Duratex SA	5,349,249	16,338
	Cia de Saneamento do Parana	957,655	16,129
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,809,900	16,114
	Cia de Saneamento de Minas Gerais-COPASA	1,118,617	16,093
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	820,967	15,936
	Cia Energetica de Sao Paulo Preference Shares	3,167,105	15,866
*	Azul SA Prior Preference Shares.	1,517,000	15,762
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,539,350	15,010
	Iochpe Maxion SA	1,789,346	14,353
	Energisa SA	1,503,878	14,222
	Linx SA	2,138,994	13,653
	Banco Santander Brasil SA	1,252,300	13,623
	Iguatemi Empresa de Shopping Centers SA	1,312,222	13,372
	Lojas Americanas SA	2,998,718	12,763
^	Cia Paranaense de Energia ADR	1,656,203	12,703
*	Cia Siderurgica Nacional SA	5,027,948	12,601
	Sao Martinho SA	2,527,486	12,251
*,^	Cia Siderurgica Nacional SA ADR	4,857,496	12,192
	Arezzo Industria e Comercio SA	791,084	11,964
	Cia Hering	2,077,777	11,328
	EcoRodovias Infraestrutura e Logistica SA	3,715,926	10,554
	Marcopolo SA Preference Shares	8,858,890	10,317
	AES Tiete Energia SA	3,024,452	9,842
	Alupar Investimento SA	1,970,134	9,791
	Alpargatas SA Preference Shares	2,157,021	9,612
^	Cia Energetica de Minas Gerais ADR	3,900,059	9,321
	Centrais Eletricas Brasileiras SA ADR	1,420,135	9,103
	Grendene SA	1,161,677	9,063
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,630,602	9,039
	Light SA	1,632,289	8,173
*,^	BRF SA ADR	1,077,938	7,686
	Fibria Celulose SA ADR	381,744	7,467
	Aliansce Shopping Centers SA	1,501,894	7,378
*	Marfrig Global Foods SA	3,223,673	7,288
	Multiplus SA	876,876	7,159
	Randon Participacoes SA Preference Shares	2,708,412	6,773
	Dommo Energia SA	16,912,251	6,566
	Guararapes Confeccoes SA	162,220	6,344
*	Itausa - Investimentos Itau SA	1,614,080	6,220
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,139,498	5,953
	Magnesita Refratarios SA	319,069	5,237
	SLC Agricola SA	406,715	5,192
*	Minerva SA	2,198,039	5,145
	BR Properties SA	1,995,079	5,069

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	279,918	4,742
	Ez Tec Empreendimentos e Participacoes SA	794,980	4,561
	Tupy SA	834,592	4,503
	Camil Alimentos SA	1,836,600	4,247
*	Construtora Tenda SA	546,499	3,980
	IRB Brasil Resseguros SA	290,000	3,916
	QGEP Participacoes SA	951,730	3,469
*	Cia Energetica de Minas Gerais	1,456,951	3,202
*,^	Centrais Eletricas Brasileiras SA ADR (XNYS)	557,233	3,070
	Wiz Solucoes e Corretagem de Seguros SA	1,069,619	3,041
	Ser Educacional SA	639,928	3,032
*	Even Construtora e Incorporadora SA	2,332,600	3,016
*	Alliar Medicos A Frente SA	690,000	2,858
	Movida Participacoes SA	1,140,170	2,620
	Mahle-Metal Leve SA	362,173	2,538
	Anima Holding SA	366,826	2,147
	Dimed SA Distribuidora da Medicamentos	19,600	2,101
	Cia Paranaense de Energia Preference Shares	263,705	2,017
*	Direcional Engenharia SA	940,943	1,636
	Sonae Sierra Brasil SA	250,510	1,602
*	Santos Brasil Participacoes SA	1,412,222	1,334
*	JSL SA	635,500	1,279
	Instituto Hermes Pardini SA	153,460	1,139
*	Marisa Lojas SA	657,900	1,106
	Cia Paranaense de Energia	80,371	524
	Gerdau SA	71,400	287
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	42,859	21
			7,322,970
Chile (1.3%)
	Empresas COPEC SA	6,991,805	114,140
	SACI Falabella	9,206,197	89,116
	Latam Airlines Group SA	5,322,938	81,632
	Empresas CMPC SA	18,804,658	76,689
	Banco de Chile	457,165,695	75,496
	Cencosud SA	21,586,873	64,121
	Banco de Credito e Inversiones SA	814,188	61,501
	Enel Americas SA	248,403,892	56,739
^	Sociedad Quimica y Minera de Chile SA ADR	886,755	48,674
	Enel Americas SA ADR	4,199,304	47,662
	Banco Santander Chile ADR	1,417,781	46,829
	Banco Santander Chile	513,628,885	42,641
	Enel Chile SA	298,767,455	37,200
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	36,325
	Cia Cervecerias Unidas SA	2,518,126	34,852
	Aguas Andinas SA Class A	51,793,732	34,421
	Itau CorpBanca	3,148,737,632	32,188
	Colbun SA	123,115,699	30,634
	Empresa Nacional de Telecomunicaciones SA	2,373,532	28,023
	Parque Arauco SA	8,393,806	26,004
	Enel Chile SA ADR	3,995,727	24,853
	Embotelladora Andina SA Preference Shares	4,580,520	22,791
	Vina Concha y Toro SA	7,716,616	17,018
	CAP SA	1,256,841	14,613
	Ripley Corp. SA	13,122,179	14,145
	AES Gener SA	45,669,359	12,763
	SONDA SA	6,420,830	11,828
	Inversiones Aguas Metropolitanas SA	5,423,676	10,284
*	Cia Sud Americana de Vapores SA	212,347,159	9,521
^	Latam Airlines Group SA ADR	586,565	8,957
	Engie Energia Chile SA	4,029,870	8,678
	Salfacorp SA	4,156,214	7,932

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Inversiones La Construccion SA	208,906	4,153
	Besalco SA	2,833,463	3,266
	Forus SA	505,914	1,897
*	SMU SA	2,677,879	846
			1,238,432
China (34.2%)
	Tencent Holdings Ltd.	90,738,991	4,460,994
*	Alibaba Group Holding Ltd. ADR	12,706,219	2,268,568
	China Construction Bank Corp.	1,471,730,766	1,541,872
	Industrial & Commercial Bank of China Ltd.	1,293,231,870	1,135,304
*	Baidu Inc. ADR	3,366,237	844,589
	Ping An Insurance Group Co. of China Ltd.	85,718,208	837,587
	China Mobile Ltd.	86,625,170	825,234
	Bank of China Ltd.	1,260,807,722	684,406
	CNOOC Ltd.	261,856,890	442,987
	China Petroleum & Chemical Corp.	429,344,806	418,121
	China Life Insurance Co. Ltd.	122,725,883	348,046
*	JD.com Inc. ADR	9,141,560	333,758
	China Merchants Bank Co. Ltd.	70,842,651	308,902
	Agricultural Bank of China Ltd.	451,211,958	254,399
	PetroChina Co. Ltd.	341,286,522	251,484
	Country Garden Holdings Co. Ltd.	121,604,852	247,960
	NetEase Inc. ADR	884,759	227,445
	China Overseas Land & Investment Ltd.	63,281,749	212,034
	Geely Automobile Holdings Ltd.	79,154,865	208,180
	China Pacific Insurance Group Co. Ltd.	45,989,412	202,937
	CSPC Pharmaceutical Group Ltd.	72,434,732	184,496
*	Ctrip.com International Ltd. ADR	4,316,824	176,558
	Sunny Optical Technology Group Co. Ltd.	10,748,348	175,388
	China Resources Land Ltd.	44,509,011	167,164
	Sunac China Holdings Ltd.	36,246,419	153,965
*	China Evergrande Group	48,360,022	153,184
	Sino Biopharmaceutical Ltd.	70,040,383	147,492
	New Oriental Education & Technology Group Inc. ADR	1,605,932	144,277
	China Shenhua Energy Co. Ltd.	58,818,920	144,274
	PICC Property & Casualty Co. Ltd.	74,444,427	133,268
*	China Unicom Hong Kong Ltd.	93,674,001	132,460
	Shenzhou International Group Holdings Ltd.	11,803,959	128,855
	Anhui Conch Cement Co. Ltd.	20,289,652	126,637
	TAL Education Group ADR	3,421,205	124,600
	CITIC Ltd.	80,042,073	122,064
	Bank of Communications Co. Ltd.	141,884,911	116,102
	ANTA Sports Products Ltd.	19,985,000	114,038
	China Resources Beer Holdings Co. Ltd.	26,421,862	113,797
	ENN Energy Holdings Ltd.	12,151,519	113,635
	China Telecom Corp. Ltd.	227,038,796	110,053
	China Vanke Co. Ltd.	26,146,537	108,060
	CITIC Securities Co. Ltd.	43,924,700	107,077
	Hengan International Group Co. Ltd.	11,836,073	105,262
*	58.com Inc. ADR	1,203,714	105,193
	China Minsheng Banking Corp. Ltd.	106,449,639	99,616
*	SINA Corp.	1,001,604	95,693
	China CITIC Bank Corp. Ltd.	133,080,512	95,132
	China Gas Holdings Ltd.	26,232,746	92,960
	China Communications Construction Co. Ltd.	78,167,101	90,063
	Haitong Securities Co. Ltd.	64,523,976	88,102
^	BYD Co. Ltd.	12,201,192	85,299
*	BeiGene Ltd. ADR	500,403	84,858
	China Conch Venture Holdings Ltd.	26,990,633	83,794
	Brilliance China Automotive Holdings Ltd.	45,945,936	81,808
^	China National Building Material Co. Ltd.	69,730,205	81,465
	China Taiping Insurance Holdings Co. Ltd.	24,274,339	81,178
*	Vipshop Holdings Ltd. ADR	5,176,886	80,138
	Fosun International Ltd.	37,499,694	79,687

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guangdong Investment Ltd.	48,910,764	75,706
	Longfor Properties Co. Ltd.	24,722,102	73,937
	Sinopharm Group Co. Ltd.	17,385,177	73,308
	New China Life Insurance Co. Ltd.	15,370,119	71,662
	Haier Electronics Group Co. Ltd.	20,649,126	71,441
^	Fullshare Holdings Ltd.	128,455,674	70,523
	CRRC Corp. Ltd.	79,149,277	69,958
	Guangzhou Automobile Group Co. Ltd.	38,143,694	69,868
2	Postal Savings Bank of China Co. Ltd.	96,631,864	66,203
2	People's Insurance Co. Group of China Ltd.	137,344,000	64,660
	Kweichow Moutai Co. Ltd. Class A	605,230	62,906
	China Everbright International Ltd.	44,602,589	62,562
	Autohome Inc. ADR	640,898	62,520
	China Resources Power Holdings Co. Ltd.	30,927,162	59,322
^	Great Wall Motor Co. Ltd.	55,110,360	57,161
	China Cinda Asset Management Co. Ltd.	158,359,417	56,520
	China Railway Group Ltd.	69,473,172	55,685
	China Longyuan Power Group Corp. Ltd.	56,562,417	55,557
	Lenovo Group Ltd.	116,912,764	55,507
^	ZTO Express Cayman Inc. ADR	3,285,593	54,212
	Shimao Property Holdings Ltd.	20,278,723	53,639
*,2	Wuxi Biologics Cayman Inc.	5,876,479	53,305
2	China Huarong Asset Management Co. Ltd.	153,728,821	52,945
	Dongfeng Motor Group Co. Ltd.	47,295,594	52,301
	China Medical System Holdings Ltd.	21,193,569	51,898
	TravelSky Technology Ltd.	17,257,946	50,411
	China Jinmao Holdings Group Ltd.	88,504,291	50,100
	China Resources Gas Group Ltd.	13,614,487	50,069
2	CGN Power Co. Ltd.	182,994,878	49,903
2	Huatai Securities Co. Ltd.	24,531,823	49,691
*,^	China Molybdenum Co. Ltd.	64,031,000	48,117
	Kingboard Chemical Holdings Ltd.	11,734,394	47,739
	Agile Group Holdings Ltd.	24,094,539	47,529
	China Merchants Port Holdings Co. Ltd.	20,723,617	46,304
*	Weibo Corp. ADR	400,504	45,866
*	YY Inc. ADR	471,153	45,414
*	Zhuzhou CRRC Times Electric Co. Ltd.	8,494,462	45,037
	Huaneng Power International Inc.	66,997,495	44,279
	Kingsoft Corp. Ltd.	14,764,184	43,840
	Zijin Mining Group Co. Ltd.	95,083,680	43,130
	China Railway Construction Corp. Ltd.	36,366,504	43,066
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,886,399	42,778
	Beijing Enterprises Holdings Ltd.	8,543,587	42,674
*	China First Capital Group Ltd.	46,000,845	42,000
	Beijing Enterprises Water Group Ltd.	72,293,549	41,972
2	China Galaxy Securities Co. Ltd.	62,979,468	41,367
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	41,291
	Yanzhou Coal Mining Co. Ltd.	32,997,320	41,290
	CIFI Holdings Group Co. Ltd.	51,720,000	40,727
	Industrial & Commercial Bank of China Ltd. Class A	42,933,779	40,507
	Guangzhou R&F Properties Co. Ltd.	16,976,805	40,364
	Air China Ltd.	30,238,748	39,864
	China Lodging Group Ltd. ADR	285,170	39,827
	GF Securities Co. Ltd. Class A	16,187,255	39,738
	Kunlun Energy Co. Ltd.	46,343,637	39,680
*	Genscript Biotech Corp.	11,770,825	39,239
	Nine Dragons Paper Holdings Ltd.	26,164,602	39,023
*,3	ZTE Corp.	12,133,124	38,909
*	Momo Inc. ADR	1,114,766	38,905
	China State Construction International Holdings Ltd.	29,881,338	38,862
	Beijing Capital International Airport Co. Ltd.	28,514,051	38,835
	Shanghai Pharmaceuticals Holding Co. Ltd.	14,207,053	38,781
	Sinopec Shanghai Petrochemical Co. Ltd.	57,424,788	38,131
	Far East Horizon Ltd.	37,302,124	37,014

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Chongqing Rural Commercial Bank Co. Ltd.	48,315,668	36,960
*	Aluminum Corp. of China Ltd.	64,463,220	36,408
	China Southern Airlines Co. Ltd.	33,570,000	36,147
*,2	3SBio Inc.	16,821,000	36,143
	Midea Group Co. Ltd. Class A	4,332,991	35,165
	Sino-Ocean Group Holding Ltd.	50,592,143	35,129
	Kweichow Moutai Co. Ltd. Class A (XSHG)	337,161	35,044
	Shenzhen International Holdings Ltd.	15,918,043	34,779
	Weichai Power Co. Ltd.	29,691,338	34,372
	China Everbright Ltd.	15,340,667	33,758
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	5,555,769	33,589
	Huaneng Renewables Corp. Ltd.	75,174,000	33,385
	China Traditional Chinese Medicine Holdings Co. Ltd.	38,585,013	33,179
	China Resources Cement Holdings Ltd.	30,847,120	32,361
*	Li Ning Co. Ltd.	28,183,791	31,734
	Zhongsheng Group Holdings Ltd.	10,975,702	31,464
	China Oilfield Services Ltd.	31,403,509	31,331
*,^	Kingdee International Software Group Co. Ltd.	31,750,000	30,822
	Jiangsu Expressway Co. Ltd.	22,056,139	30,242
^	Luye Pharma Group Ltd.	28,354,098	30,061
*,2	China Resources Pharmaceutical Group Ltd.	21,654,500	29,936
	Jiangxi Copper Co. Ltd.	20,832,898	29,618
*	China Biologic Products Holdings Inc.	337,588	29,326
	Shanghai Pudong Development Bank Co. Ltd. Class A	16,046,075	29,315
	Yangzijiang Shipbuilding Holdings Ltd.	33,434,000	29,196
	KWG Property Holding Ltd.	21,540,878	29,016
	China Everbright Bank Co. Ltd.	57,942,472	28,956
	Lee & Man Paper Manufacturing Ltd.	25,634,127	28,235
*	Landing International Development Ltd.	1,212,962,778	27,503
2	China International Capital Corp. Ltd.	12,132,790	27,452
	China Communications Services Corp. Ltd.	43,365,953	27,226
	COSCO SHIPPING Ports Ltd.	30,463,788	26,792
	AviChina Industry & Technology Co. Ltd.	42,188,387	26,600
*,^	Alibaba Health Information Technology Ltd.	52,694,000	26,498
	Haitian International Holdings Ltd.	9,880,678	26,295
	Zhejiang Expressway Co. Ltd.	25,487,473	26,174
	Tsingtao Brewery Co. Ltd.	5,016,000	25,970
	Logan Property Holdings Co. Ltd.	17,703,368	25,956
	Industrial Bank Co. Ltd. Class A	10,091,665	25,602
*,^	COSCO SHIPPING Holdings Co. Ltd.	50,315,500	25,558
*,^	GCL-Poly Energy Holdings Ltd.	205,284,798	25,393
	Yuexiu Property Co. Ltd.	112,380,300	25,284
	China Merchants Bank Co. Ltd. Class A	5,438,293	25,090
2	Sinopec Engineering Group Co. Ltd.	24,012,772	24,757
	China Eastern Airlines Corp. Ltd.	29,962,000	24,751
	Bank of China Ltd. Class A	40,474,400	24,360
	Shenzhen Investment Ltd.	59,127,015	23,897
	Wuliangye Yibin Co. Ltd. Class A	2,236,198	23,877
	Kingboard Laminates Holdings Ltd.	17,475,455	23,293
2	Dali Foods Group Co. Ltd.	33,582,000	23,247
*,^	Alibaba Pictures Group Ltd.	204,630,079	23,051
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	22,971
	China Yangtze Power Co. Ltd. Class A	8,999,991	22,814
^	Xinjiang Goldwind Science & Technology Co. Ltd.	11,869,518	22,476
	Chinasoft International Ltd.	30,542,000	22,446
^,2	BAIC Motor Corp. Ltd.	23,219,320	22,414
*,2	Meitu Inc.	21,141,733	22,295
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,343	22,017
*	Jiayuan International Group Ltd.	11,666,000	21,646
2	Legend Holdings Corp.	6,391,600	21,334
*,2	China Merchants Securities Co. Ltd.	15,198,400	21,287
	Future Land Development Holdings Ltd.	25,419,128	21,049
	Huatai Securities Co. Ltd. Class A	7,308,797	21,044
	China Oriental Group Co. Ltd.	29,214,000	20,935

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	GOME Retail Holdings Ltd.	193,345,024	20,797
	Gree Electric Appliances Inc. of Zhuhai Class A	3,000,000	20,768
	Sinotrans Ltd.	36,029,000	20,643
	Shanghai Industrial Holdings Ltd.	7,782,837	20,409
^	Angang Steel Co. Ltd.	18,903,312	20,263
	BYD Electronic International Co. Ltd.	13,224,500	20,165
	China State Construction Engineering Corp. Ltd. Class A	15,136,895	20,009
	China Power International Development Ltd.	74,305,976	19,919
*,^,2	China Literature Ltd.	2,465,688	19,861
	SSY Group Ltd.	19,436,000	19,639
*	Health and Happiness H&H International Holdings Ltd.	2,733,612	19,634
2	China Railway Signal & Communication Corp. Ltd.	25,128,400	19,591
	Ping An Bank Co. Ltd. Class A	11,357,604	19,352
	Shandong Weigao Group Medical Polymer Co. Ltd.	31,143,699	19,139
^	BBMG Corp.	40,795,479	18,607
	SAIC Motor Corp. Ltd. Class A	3,705,029	18,602
	Metallurgical Corp. of China Ltd.	57,168,937	18,255
	China Reinsurance Group Corp.	86,085,000	18,136
*,2	Guotai Junan Securities Co. Ltd.	7,674,800	17,990
	Tianneng Power International Ltd.	12,312,000	17,765
	SOHO China Ltd.	34,552,006	17,742
*,^	CMBC Capital Holdings Ltd.	225,541,039	17,687
	Fuyao Glass Industry Group Co. Ltd. Class A	5,002,032	17,641
^	Greentown China Holdings Ltd.	13,302,151	17,530
	Orient Securities Co. Ltd. Class A	9,084,322	17,409
	Agricultural Bank of China Ltd. Class A	29,002,995	17,376
*	Kaisa Group Holdings Ltd.	32,079,353	17,136
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	17,104
	China Coal Energy Co. Ltd.	39,074,066	16,940
	Sihuan Pharmaceutical Holdings Group Ltd.	68,866,791	16,644
*	Datang International Power Generation Co. Ltd.	50,272,838	16,465
	Jiangsu Hengrui Medicine Co. Ltd. Class A	1,252,682	16,389
	China Petroleum & Chemical Corp. Class A	15,039,519	16,356
2	Red Star Macalline Group Corp. Ltd.	12,072,959	16,212
	China Agri-Industries Holdings Ltd.	38,537,707	16,175
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	913,928	16,074
*	Poly Property Group Co. Ltd.	33,985,820	15,796
	GF Securities Co. Ltd.	8,962,337	15,779
*	51job Inc. ADR	189,366	15,630
*,^	Shanghai Electric Group Co. Ltd.	42,902,760	15,576
^	China Maple Leaf Educational Systems Ltd.	11,172,000	15,481
	Skyworth Digital Holdings Ltd.	34,010,000	15,454
	Qingdao Haier Co. Ltd. Class A	5,692,112	15,348
	Tong Ren Tang Technologies Co. Ltd.	9,458,000	15,204
	Yuzhou Properties Co. Ltd.	20,598,858	14,984
*	Sohu.com Inc.	481,523	14,918
	Lonking Holdings Ltd.	32,615,000	14,821
	China Vanke Co. Ltd. Class A	3,254,484	14,541
	Shenzhen Expressway Co. Ltd.	14,216,000	14,426
	Guangshen Railway Co. Ltd.	24,868,000	14,420
	China International Marine Containers Group Co. Ltd.	9,004,798	14,331
	China Aoyuan Property Group Ltd.	17,764,697	14,271
	Fufeng Group Ltd.	25,414,000	14,162
*	Maanshan Iron & Steel Co. Ltd.	28,802,000	14,138
	Huadian Fuxin Energy Corp. Ltd.	49,750,852	14,119
^	China Zhongwang Holdings Ltd.	24,921,820	13,963
	Aier Eye Hospital Group Co. Ltd. Class A	1,884,754	13,962
	China Resources Phoenix Healthcare Holdings Co. Ltd.	10,629,000	13,893
	Baoshan Iron & Steel Co. Ltd. Class A	9,505,794	13,841
	Sinotruk Hong Kong Ltd.	11,758,315	13,776
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	13,561
	BOE Technology Group Co. Ltd. Class B	31,208,943	13,462
2	Fu Shou Yuan International Group Ltd.	14,087,000	13,438
*	COSCO SHIPPING Development Co. Ltd.	72,459,618	13,419

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Tongda Group Holdings Ltd.	59,726,570	13,228
^	China Water Affairs Group Ltd.	13,926,420	13,217
	COSCO SHIPPING Energy Transportation Co. Ltd.	26,564,021	13,117
	Lepu Medical Technology Beijing Co. Ltd. Class A	2,261,792	13,112
^	Zhaojin Mining Industry Co. Ltd.	16,356,437	12,804
	China Life Insurance Co. Ltd. Class A	3,313,498	12,788
	Greatview Aseptic Packaging Co. Ltd.	19,264,000	12,767
	China Yongda Automobiles Services Holdings Ltd.	11,049,532	12,628
	Focus Media Information Technology Co. Ltd. Class A	7,144,526	12,613
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,277,000	12,607
	Poly Real Estate Group Co. Ltd. Class A	6,067,580	12,534
*,^	CAR Inc.	13,041,935	12,436
2	Hua Hong Semiconductor Ltd.	5,460,000	12,321
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	12,317
*,^	HengTen Networks Group Ltd.	320,058,707	12,299
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	12,165
	Dongyue Group Ltd.	14,468,814	12,046
*,^	Baozun Inc. ADR	259,083	11,915
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	1,950,176	11,790
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	11,738
	Yanlord Land Group Ltd.	9,159,700	11,680
	China ZhengTong Auto Services Holdings Ltd.	14,372,500	11,622
	CRRC Corp. Ltd. Class A	7,637,270	11,612
	Powerlong Real Estate Holdings Ltd.	22,500,000	11,602
	Hopson Development Holdings Ltd.	10,873,534	11,568
	China Lesso Group Holdings Ltd.	14,891,000	11,477
	Bank of Communications Co. Ltd. Class A	11,598,073	11,296
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	11,294
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	1,612,366	11,201
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	11,199
	China Dongxiang Group Co. Ltd.	61,095,000	11,183
*	iQIYI Inc. ADR	619,836	11,176
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,628,500	11,128
	Huadian Power International Corp. Ltd.	27,374,982	11,109
*	CIMC Enric Holdings Ltd.	10,691,751	11,059
*,^,2	Zhou Hei Ya International Holdings Co. Ltd.	12,383,000	10,875
	Suning.com Co. Ltd. Class A	5,278,922	10,801
	China International Travel Service Corp. Ltd. Class A	1,316,282	10,741
	China Everbright Bank Co. Ltd. Class A	16,766,403	10,664
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,233,593	10,607
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,563,592	10,595
	Kangmei Pharmaceutical Co. Ltd. Class A	2,989,918	10,582
*,^	Digital China Holdings Ltd.	18,472,249	10,527
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	11,376,500	10,494
	Bank of Ningbo Co. Ltd. Class A	3,591,770	10,240
*,^	Tibet Water Resources Ltd.	23,605,000	10,167
*,^	Fang Holdings Ltd. ADR	2,027,818	10,139
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,476,579	10,084
	Wuxi Little Swan Co. Ltd. Class A	989,172	10,007
	Shenzhen Inovance Technology Co. Ltd. Class A	1,931,619	9,977
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	9,893
*,^	Lifetech Scientific Corp.	32,472,000	9,879
	Beijing Jingneng Clean Energy Co. Ltd.	38,946,425	9,786
	China Lilang Ltd.	7,737,000	9,703
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	9,630
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	9,605
	PetroChina Co. Ltd. Class A	7,896,690	9,507
	China SCE Property Holdings Ltd.	18,859,000	9,464
*	China United Network Communications Ltd. Class A	10,505,024	9,432
	Beijing Capital Land Ltd.	17,546,000	9,344
	Hollysys Automation Technologies Ltd.	419,266	9,249
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	706,754	9,247
	China Overseas Grand Oceans Group Ltd.	21,247,500	9,223
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	9,214

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	China Suntien Green Energy Corp. Ltd.	27,164,000	9,082
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	850,052	9,077
	Xtep International Holdings Ltd.	15,502,000	9,006
^	NetDragon Websoft Holdings Ltd.	3,729,000	8,988
^	China High Speed Transmission Equipment Group Co. Ltd.	6,169,133	8,986
*,3	ZTE Corp. Class A	1,839,678	8,897
	BOE Technology Group Co. Ltd. Class A	13,072,954	8,894
	China South City Holdings Ltd.	40,847,857	8,881
	Times China Holdings Ltd.	6,103,153	8,867
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	8,854
	China Pacific Insurance Group Co. Ltd. Class A	1,763,527	8,760
	China Shineway Pharmaceutical Group Ltd.	4,263,000	8,742
	China CITIC Bank Corp. Ltd. Class A	8,660,118	8,727
	Yuexiu Transport Infrastructure Ltd.	11,570,000	8,724
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,338,136	8,565
*,2,3	Tianhe Chemicals Group Ltd.	57,304,542	8,542
	Anhui Conch Cement Co. Ltd. Class A	1,581,661	8,456
	China BlueChemical Ltd.	32,051,012	8,424
*	Yihai International Holding Ltd.	6,163,000	8,419
*	SMI Holdings Group Ltd.	19,459,200	8,403
	Bank of Beijing Co. Ltd. Class A	7,834,785	8,388
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	8,361
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	8,312
	Huadong Medicine Co. Ltd. Class A	768,026	8,274
2	Qingdao Port International Co. Ltd.	10,027,000	8,238
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	8,218
	Beijing Originwater Technology Co. Ltd. Class A	2,823,418	8,197
*,^	Beijing Enterprises Clean Energy Group Ltd.	267,856,106	8,193
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	8,171
*	Noah Holdings Ltd. ADR	157,800	8,154
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	8,138
	China Overseas Property Holdings Ltd.	27,185,092	8,125
*	Songcheng Performance Development Co. Ltd. Class A	2,510,462	8,070
	Wuxi Little Swan Co. Ltd. Class B	1,264,272	8,057
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	8,035
	CSG Holding Co. Ltd. Class B	15,272,911	8,029
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	7,954
	Hangzhou Tigermed Consulting Co. Ltd. Class A	840,073	7,939
^,2	Cosmo Lady China Holdings Co. Ltd.	12,383,000	7,927
	China Machinery Engineering Corp.	13,624,639	7,916
	Texhong Textile Group Ltd.	5,658,103	7,883
	Anhui Expressway Co. Ltd.	10,536,000	7,789
	Sinopec Kantons Holdings Ltd.	16,421,000	7,768
	China Molybdenum Co. Ltd. Class A	6,532,611	7,765
*	iKang Healthcare Group Inc. ADR	389,500	7,763
	Luzhou Laojiao Co. Ltd. Class A	820,599	7,760
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	450,789	7,648
	Daqin Railway Co. Ltd. Class A	5,852,648	7,642
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	7,639
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,575
	Luxshare Precision Industry Co. Ltd. Class A	2,300,545	7,554
*	Ronshine China Holdings Ltd.	5,081,948	7,538
	Livzon Pharmaceutical Group Inc. Class A	696,379	7,500
	Livzon Pharmaceutical Group Inc.	1,035,208	7,457
	Central China Securities Co. Ltd.	19,466,000	7,421
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	7,356
*	Guotai Junan Securities Co. Ltd. Class A	2,647,600	7,338
	New Hope Liuhe Co. Ltd. Class A	6,470,221	7,323
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	7,311
^,2	Tian Ge Interactive Holdings Ltd.	8,473,000	7,224
	China Shenhua Energy Co. Ltd. Class A	2,183,415	7,213
	Huaxia Bank Co. Ltd. Class A	5,253,414	7,211
	China Foods Ltd.	15,697,506	7,206
	Tianqi Lithium Corp. Class A	872,836	7,187

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	7,067
*,^	Huayi Tencent Entertainment Co. Ltd.	121,890,000	7,011
	China Merchants Securities Co. Ltd. Class A	2,704,874	6,998
*	Shandong Chenming Paper Holdings Ltd.	4,600,000	6,985
*	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,499,568	6,928
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,918,908	6,873
	China Railway Construction Corp. Ltd. Class A	4,389,277	6,849
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,129,302	6,840
*	Skyfame Realty Holdings Ltd.	9,720,000	6,832
*	Q Technology Group Co. Ltd.	5,608,624	6,829
*,^,2	Ozner Water International Holding Ltd.	25,174,125	6,799
3	Wanda Film Holding Co. Ltd. Class A	827,543	6,787
*	Aluminum Corp. of China Ltd. Class A	9,203,700	6,747
	Bosideng International Holdings Ltd.	65,520,000	6,728
	Sichuan Expressway Co. Ltd.	19,454,000	6,718
*	West China Cement Ltd.	32,816,000	6,656
	Everbright Securities Co. Ltd. Class A	3,363,510	6,653
	Leyard Optoelectronic Co. Ltd. Class A	2,699,073	6,643
	Future Land Holdings Co. Ltd. Class A	1,325,573	6,606
3	Xingyuan Environment Technology Co. Ltd. Class A	2,093,686	6,596
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,467,977	6,582
	Shanghai International Airport Co. Ltd. Class A	832,867	6,529
*,^	Bitauto Holdings Ltd. ADR	307,536	6,511
	Dah Chong Hong Holdings Ltd.	12,171,000	6,465
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	6,430
	Huayu Automotive Systems Co. Ltd. Class A	1,819,716	6,351
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,403,040	6,335
	China Railway Group Ltd. Class A	5,430,414	6,326
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	6,311
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	6,248
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	15,098,000	6,244
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	3,489,564	6,160
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,139
	Power Construction Corp. of China Ltd. Class A	6,112,916	6,124
3	Xiandai Investment Co. Ltd. Class A	6,209,962	6,117
*	Heilan Home Co. Ltd. Class A	3,256,579	6,114
	Vinda International Holdings Ltd.	3,529,000	6,101
*,2	Haichang Ocean Park Holdings Ltd.	24,891,000	6,066
	New China Life Insurance Co. Ltd. Class A	885,186	6,035
	China Fortune Land Development Co. Ltd. Class A	1,319,438	6,028
*,^	Xunlei Ltd. ADR	461,696	5,997
3	Wanhua Chemical Group Co. Ltd. Class A	1,002,301	5,993
*	China United Network Communications Ltd. Class A (XSHG)	6,641,000	5,963
*	Dongfang Electric Corp. Ltd.	7,635,630	5,957
^	CT Environmental Group Ltd.	39,114,000	5,951
	Beijing North Star Co. Ltd.	16,693,313	5,946
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,898
	Suning Commerce Group Co. Ltd. Class A (XSEC)	2,877,870	5,888
	Guangdong Haid Group Co. Ltd. Class A	1,511,459	5,868
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	5,859
*,^,3	Hanergy Thin Film Power Group Ltd.	206,154,000	5,848
2	Fuyao Glass Industry Group Co. Ltd.	1,698,982	5,840
^	Dalian Port PDA Co. Ltd.	35,712,000	5,802
	Weichai Power Co. Ltd. Class A	4,460,100	5,786
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	5,782
*	Iflytek Co. Ltd. Class A	696,506	5,762
	East Money Information Co. Ltd. Class A	2,555,400	5,759
	LONGi Green Energy Technology Co. Ltd. Class A	1,051,340	5,699
*,2	China Metal Resources Utilization Ltd.	8,690,266	5,679
^	Chaowei Power Holdings Ltd.	10,154,000	5,670
	Air China Ltd. Class A	3,077,214	5,669
	Muyuan Foodstuff Co. Ltd. Class A	751,408	5,645
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	5,617
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,587

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	5,586
*,^	BEST Inc. ADR	497,442	5,546
	China Oil & Gas Group Ltd.	74,220,000	5,544
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	5,540
	Sanan Optoelectronics Co. Ltd. Class A	1,800,942	5,524
*	Perfect World Co. Ltd. Class A	998,783	5,515
	Beijing Enlight Media Co. Ltd. Class A	3,010,803	5,498
	Bluedon Information Security Technology Co. Ltd. Class A	3,504,956	5,498
	Shandong Airlines Co. Ltd. Class B	2,960,917	5,489
	Tsingtao Brewery Co. Ltd. Class A	853,586	5,467
*,^	Beijing Gas Blue Sky Holdings Ltd.	83,792,000	5,430
	Zijin Mining Group Co. Ltd. Class A	8,385,300	5,426
	Yango Group Co. Ltd. Class A	4,762,383	5,416
^	PAX Global Technology Ltd.	11,947,000	5,404
	Shaanxi Coal Industry Co. Ltd. Class A	4,300,834	5,401
*,^	FDG Electric Vehicles Ltd.	172,845,000	5,400
	Han's Laser Technology Industry Group Co. Ltd. Class A	736,023	5,398
^	CITIC Resources Holdings Ltd.	47,873,345	5,392
	Grandblue Environment Co. Ltd. Class A	2,267,860	5,384
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,141,378	5,383
	Zhejiang Longsheng Group Co. Ltd. Class A	3,137,250	5,372
	Aisino Corp. Class A	1,461,426	5,371
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	303,309	5,335
*,^	Sinopec Oilfield Service Corp.	36,280,901	5,326
*,3	ZTE Corp. Class A (XSHE)	1,094,565	5,294
^	Wasion Group Holdings Ltd.	9,448,000	5,291
	Kangde Xin Composite Material Group Co. Ltd. Class A	1,630,242	5,291
3	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,422	5,249
*	Walvax Biotechnology Co. Ltd. Class A	1,524,857	5,241
	Beijing Jetsen Technology Co. Ltd. Class A	3,452,323	5,236
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XSHE)	3,144,827	5,232
*,2	China Everbright Greentech Ltd.	5,606,379	5,232
	TCL Multimedia Technology Holdings Ltd.	11,468,000	5,223
*,^	O-Net Technologies Group Ltd.	8,167,000	5,217
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	15,908,157	5,194
	Sany Heavy Equipment International Holdings Co. Ltd.	16,694,000	5,175
*	C C Land Holdings Ltd.	22,673,500	5,170
	Xingda International Holdings Ltd.	14,469,000	5,168
	Guangdong Wens Foodstuffs Group Co. Ltd. Class A	1,579,719	5,154
	Bank of Chongqing Co. Ltd.	6,702,500	5,066
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	5,048
	Yonghui Superstores Co. Ltd. Class A	3,529,775	5,040
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	5,030
	Greentown Service Group Co. Ltd.	6,043,761	5,026
*,^	Hybrid Kinetic Group Ltd.	314,234,000	5,018
*	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	5,015
*	Hi Sun Technology China Ltd.	32,733,000	5,009
	China Grand Automotive Services Co. Ltd. Class A	4,686,056	4,975
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	4,954
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,926
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	500,900	4,896
	Sungrow Power Supply Co. Ltd. Class A	1,714,154	4,886
	Shanghai Haixin Group Co. Class B	8,385,119	4,881
	China International Travel Service Corp. Ltd. Class A (XSSC)	595,610	4,860
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	4,828
	Greenland Hong Kong Holdings Ltd.	10,395,000	4,789
3	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	798,665	4,776
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,757
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	485,336	4,746
	Greenland Holdings Corp. Ltd. Class A	4,164,281	4,716
	CPMC Holdings Ltd.	7,633,000	4,706
^	Sinosoft Technology Group Ltd.	11,211,800	4,695
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	871,200	4,653
*,2	China Yuhua Education Corp. Ltd.	8,813,429	4,622

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,539,482	4,616
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	4,613
*,^	Carnival Group International Holdings Ltd.	104,979,740	4,605
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	4,603
	Bank of Nanjing Co. Ltd. Class A	3,452,568	4,588
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	4,587
^	Tianjin Capital Environmental Protection Group Co. Ltd.	8,369,967	4,546
	Bank of Beijing Co. Ltd. Class A (XSHG)	4,245,408	4,545
^,2	Cogobuy Group	9,392,000	4,542
	Beijing Thunisoft Corp. Ltd. Class A	1,426,220	4,532
	Apeloa Pharmaceutical Co. Ltd. Class A	4,437,221	4,530
*,^	Grand Baoxin Auto Group Ltd.	10,776,172	4,498
^	Sinotrans Shipping Ltd.	17,341,500	4,490
	AVIC Aircraft Co. Ltd. Class A	1,540,402	4,476
	China Fangda Group Co. Ltd. Class B	7,946,483	4,474
	Huaneng Power International Inc. Class A	4,530,197	4,470
*	China Shipbuilding Industry Co. Ltd. Class A	5,565,452	4,464
*	Luxi Chemical Group Co. Ltd. Class A	1,627,808	4,416
	Harbin Electric Co. Ltd.	14,978,000	4,399
	Guosen Securities Co. Ltd. Class A	2,592,241	4,380
	STO Express Co. Ltd. Class A	1,175,776	4,375
*	Global Cord Blood Corp.	466,104	4,358
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	4,357
3	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,356
	Shanghai Oriental Pearl Group Co. Ltd. Class A	1,646,242	4,346
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	2,095,452	4,329
	CITIC Securities Co. Ltd. Class A	1,449,600	4,327
3	By-health Co. Ltd. Class A	1,642,219	4,297
2	Shengjing Bank Co. Ltd.	6,429,666	4,295
	Zhejiang Supor Cookware Co. Ltd. Class A	556,819	4,292
	Shanghai International Port Group Co. Ltd. Class A	3,899,232	4,287
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	4,271
	TCL Corp. Class A	8,341,322	4,266
	Kangde Xin Composite Material Group Co. Ltd. Class A (XSEC)	1,314,500	4,266
	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	4,265
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,259
*	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,258
*	AVIC Shenyang HeiBao Co. Ltd. Class A	700,190	4,248
	Dongxing Securities Co. Ltd. Class A	1,987,701	4,247
*,3	Coolpad Group Ltd.	46,232,600	4,241
*	NanJi E-Commerce Co. Ltd. Class A	1,786,415	4,240
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	4,239
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,553,008	4,232
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	4,177
*	China Greatwall Technology Group Co. Ltd. Class A	2,938,488	4,166
^	Dawnrays Pharmaceutical Holdings Ltd.	7,328,000	4,158
	Youngor Group Co. Ltd. Class A	3,232,132	4,136
	O-film Tech Co. Ltd. Class A	1,589,325	4,136
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,111
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,088
*,^	China Modern Dairy Holdings Ltd.	24,071,500	4,083
	Shandong Gold Mining Co. Ltd. Class A	921,650	4,039
*	CSG Smart Science&Technology Co. Ltd. Class A	1,137,595	4,032
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,671,947	3,994
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	3,980
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,954
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	3,953
	Gemdale Corp. Class A	2,233,107	3,945
*	Anxin Trust Co. Ltd. Class A	2,149,298	3,934
	Suofeiya Home Collection Co. Ltd. Class A	773,978	3,916
*,^	Sinofert Holdings Ltd.	32,823,609	3,906
*	Kama Co. Ltd. Class B	5,203,252	3,903
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	3,885
*,^	JinkoSolar Holding Co. Ltd. ADR	211,032	3,879

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Shanghai Industrial Urban Development Group Ltd.	18,020,000	3,876
	China Minsheng Banking Corp. Ltd. Class A	3,167,032	3,854
	GF Securities Co. Ltd. Class A (XSEC)	1,569,400	3,853
	Hangzhou Robam Appliances Co. Ltd. Class A	731,804	3,844
	Beijing Shiji Information Technology Co. Ltd. Class A	979,307	3,838
	Yinyi Co. Ltd. Class A	2,405,411	3,819
	Fangda Carbon New Material Co. Ltd. Class A	934,100	3,813
	Beijing New Building Materials plc Class A	1,054,697	3,811
*	Hengli Petrochemical Co. Ltd. Class A	1,637,536	3,800
	NavInfo Co. Ltd. Class A	908,800	3,800
*,3	GCL System Integration Technology Co. Ltd. Class A	5,274,325	3,795
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,785
	Huayi Brothers Media Corp. Class A	2,727,702	3,769
	China Southern Airlines Co. Ltd. Class A	2,288,500	3,743
3	Beijing Xinwei Technology Group Co. Ltd. Class A	1,627,766	3,743
	Hubei Dinglong Co. Ltd. Class A	2,133,008	3,729
	Hengtong Optic-electric Co. Ltd. Class A	761,682	3,726
	Tahoe Group Co. Ltd. Class A	902,800	3,717
*	Kuang-Chi Technologies Co. Ltd. Class A	972,473	3,715
3	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	3,711
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,881,240	3,690
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,048,559	3,689
	BYD Co. Ltd. Class A	444,238	3,688
*	China Grand Pharmaceutical and Healthcare Holdings Ltd.	4,912,000	3,665
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	661,594	3,661
*	21Vianet Group Inc. ADR	694,069	3,658
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	3,656
	Shandong Nanshan Aluminum Co. Ltd. Class A	7,338,395	3,639
	Xinjiang Machinery Research Institute Co. Ltd. Class A	2,414,536	3,634
	Xinhua Winshare Publishing and Media Co. Ltd.	4,635,937	3,618
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	3,610
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	835,292	3,608
*	AECC Aviation Power Co. Ltd. Class A	844,113	3,567
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	3,537
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSHE)	817,560	3,532
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	3,522
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	3,521
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	3,886,792	3,510
*	Shanghai M&G Stationery Inc. Class A	765,333	3,508
*	Founder Securities Co. Ltd. Class A	3,762,813	3,506
	Concord New Energy Group Ltd.	74,560,000	3,503
	Shenzhen Yitoa Intelligent Control Co. Ltd. Class A	3,503,650	3,498
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	3,497
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,097,006	3,489
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	3,108,461	3,483
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	980,623	3,479
*	GoerTek Inc. Class A	1,938,204	3,450
3	Bohai Capital Holding Co. Ltd. Class A	3,732,242	3,435
	Bank of Shanghai Co. Ltd. Class A	1,434,680	3,432
	Sunvim Group Co. Ltd. Class A	4,106,800	3,429
	Lens Technology Co. Ltd. Class A	1,030,959	3,428
	Avic Capital Co. Ltd. Class A	4,125,848	3,427
	Golden Eagle Retail Group Ltd.	2,982,000	3,426
	Jiangxi Ganyue Expressway Co. Ltd. Class A	4,762,342	3,425
	China All Access Holdings Ltd.	13,102,000	3,419
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	3,415
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,265,163	3,394
	Industrial Securities Co. Ltd. Class A	3,352,265	3,375
*	China Minsheng Financial Holding Corp. Ltd.	111,951,907	3,374
	China Construction Bank Corp. Class A	2,843,388	3,346
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	3,341
	Qingling Motors Co. Ltd.	10,442,000	3,338
	BBMG Corp. Class A	5,057,870	3,334
3	Jinlong Machinery & Electronics Co. Ltd. Class A	1,520,985	3,330

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Inspur Electronic Information Industry Co. Ltd. Class A	911,884	3,320
	361 Degrees International Ltd.	10,465,000	3,309
*	Yonyou Network Technology Co. Ltd. Class A	570,162	3,307
	Poly Culture Group Corp. Ltd.	1,943,300	3,307
	East Money Information Co. Ltd. Class A (XSHE)	1,453,548	3,276
	Wangfujing Group Co. Ltd. Class A	1,023,642	3,272
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	3,269
3	Shanxi Meijin Energy Co. Ltd. Class A	3,808,107	3,259
*	China Power Clean Energy Development Co. Ltd.	5,704,000	3,246
	Venustech Group Inc. Class A	779,436	3,237
	Kingenta Ecological Engineering Group Co. Ltd. Class A	2,362,788	3,223
	Shanying International Holding Co. Ltd. Class A	4,974,925	3,207
	Tengda Construction Group Co. Ltd. Class A	5,529,299	3,197
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	3,195
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	3,171
3	Zhongtian Financial Group Co. Ltd. Class A	2,734,166	3,167
	Bluestar Adisseo Co. Class A	1,491,041	3,161
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	3,156
*	Sinolink Worldwide Holdings Ltd.	26,494,000	3,144
*	Xinhu Zhongbao Co. Ltd. Class A	4,659,001	3,143
	Jiangsu Hoperun Software Co. Ltd. Class A	1,613,146	3,139
	Shanghai Shimao Co. Ltd. Class A	4,167,912	3,133
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	3,127
*	Shang Gong Group Co. Ltd. Class B	3,678,113	3,126
	Shenzhen Techand Ecology & Environment Co. Ltd. Class A	2,023,100	3,121
	Unigroup Guoxin Co. Ltd. Class A	374,793	3,119
*,^	AVIC International Holding HK Ltd.	72,614,711	3,116
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	3,109
*	Sunwoda Electronic Co. Ltd. Class A	1,881,380	3,098
	Jinke Properties Group Co. Ltd. Class A	3,657,625	3,088
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	3,087
	Tongwei Co. Ltd. Class A	1,668,122	3,084
3	Lomon Billions Group Co. Ltd. Class A	1,061,625	3,082
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,078
*,^	China Yurun Food Group Ltd.	19,588,149	3,077
3	Hainan Airlines Holding Co. Ltd. Class A	6,003,000	3,075
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	3,068
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,260,744	3,066
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,774,588	3,064
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	3,057
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	3,049
	Fantasia Holdings Group Co. Ltd.	15,385,500	3,026
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	335,400	3,020
	Zhejiang NHU Co. Ltd. Class A	586,751	3,020
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	3,013
	Ajisen China Holdings Ltd.	6,358,000	3,011
	Joeone Co. Ltd. Class A	1,211,177	3,008
*	Zhejiang Weixing New Building Materials Co. Ltd. Class A	840,211	2,984
	Unisplendour Corp. Ltd. Class A	263,409	2,983
*,^	Chiho Environmental Group Ltd.	6,086,000	2,980
*	Glorious Property Holdings Ltd.	36,481,000	2,956
	Huaxin Cement Co. Ltd. Class A	1,334,003	2,950
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,942
	Nanjing Hanrui Cobalt Co. Ltd. Class A	116,000	2,939
	Ningbo Joyson Electronic Corp. Class A	682,733	2,937
	Western Securities Co. Ltd. Class A	2,020,851	2,937
*,^	Renhe Commercial Holdings Co. Ltd.	145,605,668	2,936
	Offshore Oil Engineering Co. Ltd. Class A	3,187,570	2,935
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,923
	Changjiang Securities Co. Ltd. Class A	2,745,424	2,922
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,953,440	2,910
	Glodon Co. Ltd. Class A	732,431	2,909
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	2,908
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,903

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Kingnet Network Co. Ltd. Class A	1,294,888	2,897
*,^	North Mining Shares Co. Ltd.	156,730,000	2,895
*	Rentian Technology Holdings Ltd.	61,479,713	2,888
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	784,985	2,884
	BlueFocus Communication Group Co. Ltd. Class A	2,576,619	2,884
*	Chongqing Sokon Industry Group Co. Ltd. Class A	1,047,628	2,867
	Tsinghua Unisplendour Co. Ltd. Class A (XSHE)	252,659	2,861
	Beijing Watertek Information Technology Co. Ltd. Class A	1,121,832	2,860
	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	2,859
	China National Chemical Engineering Co. Ltd. Class A	2,490,177	2,859
	Rainbow Department Store Co. Ltd. Class A	1,373,599	2,855
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,014,166	2,845
	Fujian Expressway Development Co. Ltd. Class A	5,302,318	2,842
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	2,838
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	2,825
*	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,148,411	2,823
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	4,475,005	2,823
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	2,814
	Hesteel Co. Ltd. Class A	5,459,083	2,809
	Luthai Textile Co. Ltd. Class A	1,702,491	2,800
3	Tus-Sound Environmental Resources Co. Ltd. Class A	603,916	2,791
	Sichuan Road & Bridge Co. Ltd. Class A	4,719,850	2,785
	Jiangsu Bicon Pharmaceutical Listed Co. Class A	645,100	2,781
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	341,901	2,781
	Weiqiao Textile Co.	5,755,500	2,781
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	583,100	2,775
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	2,764
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	2,758
*,^	Yashili International Holdings Ltd.	12,124,000	2,757
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,746
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	2,740
	Wonders Information Co. Ltd. Class A	911,000	2,738
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	2,731
	GD Power Development Co. Ltd. Class A	6,103,116	2,728
	Huaxin Cement Co. Ltd. Class B	1,992,230	2,726
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	2,722
	Jiangling Motors Corp. Ltd. Class B	1,965,170	2,720
*,^	China Water Industry Group Ltd.	13,196,000	2,717
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,714
*	Huadian Energy Co. Ltd. Class B	7,910,644	2,711
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	2,707
	Global Top E-Commerce Co. Ltd. Class A	929,940	2,700
	Beijing Ultrapower Software Co. Ltd. Class A	2,592,068	2,696
	Beijing Jingneng Power Co. Ltd. Class A	5,005,703	2,695
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,693
	Yihua Healthcare Co. Ltd. Class A	577,498	2,693
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	2,686
	Shengyi Technology Co. Ltd. Class A	1,325,283	2,686
	Sichuan Chuantou Energy Co. Ltd. Class A	1,925,161	2,678
*	Northcom Group Co. Ltd. Class A	635,480	2,672
*	Iflytek Co. Ltd. Class A (XSEC)	322,300	2,666
	Angel Yeast Co. Ltd. Class A	484,793	2,654
	Luthai Textile Co. Ltd. Class B	2,415,793	2,652
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	2,649
	Holitech Technology Co. Ltd. Class A	1,706,396	2,649
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	2,645
*	Huaxi Securities Co. Ltd. Class A	1,351,200	2,645
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	466,881	2,638
	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	2,635
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	2,633
	Huayuan Property Co. Ltd. Class A	5,225,205	2,632
	Tasly Pharmaceutical Group Co. Ltd. Class A	374,447	2,624
3	Nanjing Xinjiekou Department Store Co. Ltd. Class A	499,409	2,619
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	2,617

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,149,300	2,617
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,612
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	2,612
	Hundsun Technologies Inc. Class A	272,220	2,605
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	177,127	2,601
2	Redco Group	4,152,000	2,601
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	2,595
	China Film Co. Ltd. Class A	1,041,800	2,592
	Sany Heavy Industry Co. Ltd. Class A	1,887,126	2,592
	Xi'An Shaangu Power Co. Ltd. Class A	2,096,226	2,587
	Changchun High & New Technology Industries Inc. Class A	81,381	2,581
	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	2,581
	Anhui Heli Co. Ltd. Class A	1,706,475	2,579
*	Wangsu Science & Technology Co. Ltd. Class A	1,245,519	2,574
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	2,573
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	1,130,626	2,570
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,566
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	2,275,771	2,565
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,735,520	2,563
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	2,563
*	Shenma Industry Co. Ltd. Class A	1,715,449	2,562
*	Contemporary Eastern Investment Co. Ltd. Class A	980,025	2,554
*	Beijing Strong Biotechnologies Inc. Class A	884,285	2,549
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	2,548
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	464,144	2,546
	AVIC Electromechanical Systems Co. Ltd. Class A	2,057,022	2,542
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,538
	Jiangsu Yoke Technology Co. Ltd. Class A	582,200	2,533
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	2,529
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	411,928	2,523
	Bank of Guiyang Co. Ltd. Class A	1,108,565	2,515
	Beijing Tongrentang Co. Ltd. Class A	449,297	2,509
	Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	2,497
	Shenzhen Heungkong Holding Co. Ltd. Class A	5,179,468	2,495
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,106,667	2,486
	Ninestar Corp. Class A	498,987	2,474
	Wintime Energy Co. Ltd. Class A	7,316,650	2,474
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,252,506	2,474
	Jiangxi Wannianqing Cement Co. Ltd. Class A	1,268,403	2,468
	Shandong Pharmaceutical Glass Co. Ltd. Class A	762,210	2,465
	NAURA Technology Group Co. Ltd. Class A	317,300	2,464
	Taiji Computer Corp. Ltd. Class A	504,001	2,463
	Transfar Zhilian Co. Ltd. Class A	927,422	2,459
*	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	2,454
	Zhengzhou Yutong Bus Co. Ltd. Class A	760,514	2,452
*,3	Zhejiang Huge Leaf Co. Ltd. Class A	3,411,772	2,452
	Emei Shan Tourism Co. Class A	1,722,471	2,450
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	2,443
	China National Accord Medicines Corp. Ltd. Class A	283,867	2,441
	Metallurgical Corp. of China Ltd. Class A	4,195,533	2,441
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	2,437
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,435
*	Fullsun International Holdings Group Co. Ltd.	13,696,000	2,434
	Shanghai Yimin Commerce Group Co. Ltd. Class A	3,750,104	2,434
	Jiuzhitang Co. Ltd. Class A	745,255	2,430
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	2,518,650	2,430
*	Hengyi Petrochemical Co. Ltd. Class A	758,500	2,424
	Qinghai Salt Lake Industry Co. Ltd. Class A (XSHE)	1,262,100	2,424
	Luoniushan Co. Ltd. Class A	1,769,907	2,419
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	2,415
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,004,652	2,412
	China Electronics Optics Valley Union Holding Co. Ltd.	29,284,000	2,411
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	2,401
^	China Singyes Solar Technologies Holdings Ltd.	6,664,000	2,400

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tianshui Huatian Technology Co. Ltd. Class A	2,153,548	2,398
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	2,397
*	BeijingHualian Hypermarket Co. Ltd. Class A	3,095,345	2,397
	Bright Dairy & Food Co. Ltd. Class A	1,410,000	2,396
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,879,228	2,394
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,394
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,455,340	2,392
3	Neoglory Prosperity Inc. Class A	1,027,689	2,391
	Financial Street Holdings Co. Ltd. Class A	1,676,851	2,390
*,3	China Huiyuan Juice Group Ltd.	9,285,000	2,390
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,398,481	2,384
	Hytera Communications Corp. Ltd. Class A	1,454,565	2,382
*	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	968,669	2,381
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	1,383,880	2,370
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	2,365
	Realcan Pharmaceutical Co. Ltd. Class A	1,015,910	2,358
	Shenzhen Sunway Communication Co. Ltd. Class A	481,325	2,355
	Lao Feng Xiang Co. Ltd. Class A	406,700	2,355
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,354
*	Zhejiang Semir Garment Co. Ltd. Class A	1,353,320	2,349
*,^,2	China Logistics Property Holdings Co. Ltd.	6,635,813	2,347
*	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	2,345
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	2,340
	Central China Land Media Co. Ltd. Class A	1,857,208	2,340
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	2,340
*	Jianxin Mining Co. Ltd. Class A	1,433,400	2,336
	Beijing Dabeinong Technology Group Co. Ltd. Class A	2,655,387	2,335
	Gansu Gangtai Holding Group Co. Ltd. Class A	1,441,067	2,328
	Guoyuan Securities Co. Ltd. Class A	1,654,275	2,327
	NARI Technology Co. Ltd. Class A	850,399	2,325
	Zhejiang Chint Electrics Co. Ltd. Class A	520,558	2,325
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	2,323
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	294,047	2,323
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	850,862	2,310
*	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,300
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,084,395	2,300
	Huapont Life Sciences Co. Ltd. Class A	2,451,901	2,296
*	Yifan Pharmaceutical Co. Ltd. Class A	740,302	2,295
3	Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	2,293
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	2,288
*	Oppein Home Group Inc. Class A	106,355	2,286
	GEM Co. Ltd. Class A	2,179,354	2,283
*	Hangzhou Hangyang Co. Ltd. Class A	926,150	2,281
	Bank of Jiangsu Co. Ltd. Class A	2,012,300	2,279
	Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	2,278
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	2,276
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,274
	Winning Health Technology Group Co. Ltd. Class A	1,090,814	2,273
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	850,525	2,264
	Beijing New Building Materials plc Class A (XSHE)	623,500	2,253
3	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	2,252
	Southwest Securities Co. Ltd. Class A	3,433,481	2,251
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	943,429	2,246
	Shenzhen Airport Co. Ltd. Class A	1,820,428	2,244
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,243
*	Tatwah Smartech Co. Ltd. Class A	1,303,958	2,238
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	2,234
	Sieyuan Electric Co. Ltd. Class A	787,700	2,231
	Yiwu Huading Nylon Co. Ltd. Class A	990,139	2,230
*	Lushang Property Co. Ltd. Class A	4,115,979	2,229
	Angang Steel Co. Ltd. Class A	2,266,055	2,227
	Ourpalm Co. Ltd. Class A	2,485,861	2,224
3	Shenzhen Feima International Supply Chain Co. Ltd. Class A	1,141,791	2,219
	Hualan Biological Engineering Inc. Class A	493,321	2,214

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Lier Chemical Co. Ltd. Class A	707,644	2,214
	Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	2,212
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,210
3	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	1,248,400	2,207
	Vatti Corp. Ltd. Class A	512,499	2,207
	Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	1,617,207	2,206
	China XD Electric Co. Ltd. Class A	3,641,107	2,205
	INESA Intelligent Tech Inc. Class A	1,830,990	2,203
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	586,275	2,196
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	2,194
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	2,190
	Changchun Faway Automobile Components Co. Ltd. Class A	974,654	2,188
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,188
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	2,187
	Sichuan Swellfun Co. Ltd. Class A	347,502	2,187
*	Yintai Resources Co. Ltd. Class A	906,456	2,184
	Everbright Jiabao Co. Ltd. Class A	1,157,224	2,182
	Risen Energy Co. Ltd. Class A	1,243,770	2,181
	China Quanjude Group Co. Ltd. Class A	952,758	2,169
	Silver Plaza Group Co. Ltd. Class A	1,987,631	2,169
	Easysight Supply Chain Management Co. Ltd. Class A	996,535	2,168
	Comba Telecom Systems Holdings Ltd.	15,251,740	2,167
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,167
	Luolai Lifestyle Technology Co. Ltd. Class A	1,008,394	2,164
*,3	China Tianying Inc. Class A	2,041,714	2,162
*	Jointown Pharmaceutical Group Co. Ltd. Class A	730,895	2,158
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,385,900	2,153
	YTO Express Group Co. Ltd. Class A	911,106	2,152
	Shenergy Co. Ltd. Class A	2,486,691	2,149
	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	2,149
	China Eastern Airlines Corp. Ltd. Class A	1,928,700	2,149
	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	2,146
	Cinda Real Estate Co. Ltd. Class A	2,798,896	2,144
	Hongfa Technology Co. Ltd. Class A	372,024	2,143
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,141
	Eve Energy Co. Ltd. Class A	830,262	2,132
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	2,129
	Shenwu Environmental Technology Co. Ltd. Class A	1,084,665	2,129
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	2,126
	Wuchan Zhongda Group Co. Ltd. Class A	2,179,156	2,126
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,163,954	2,125
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	2,111
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	2,111
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	2,111
*	Accelink Technologies Co. Ltd. Class A	513,948	2,103
	Westone Information Industry Inc. Class A	429,179	2,089
*,^	V1 Group Ltd.	37,376,000	2,089
	Tande Co. Ltd. Class A	3,429,500	2,087
	Neway Valve Suzhou Co. Ltd. Class A	657,521	2,086
	Bright Real Estate Group Co. Ltd. Class A	1,919,057	2,085
	Hybio Pharmaceutical Co. Ltd. Class A	815,691	2,073
*,^,3	National Agricultural Holdings Ltd.	13,660,000	2,071
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	2,067
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	1,694,800	2,062
	Zhuzhou Kibing Group Co. Ltd. Class A	2,479,714	2,062
	Nanyang Topsec Technologies Group Inc. Class A	879,332	2,061
	Beijing Kunlun Tech Co. Ltd. Class A	603,356	2,060
*	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	2,126,424	2,059
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	2,056
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	2,054
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,053
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	2,050
	Youzu Interactive Co. Ltd. Class A	608,916	2,047
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	2,046

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	INESA Intelligent Tech Inc. Class B	3,144,066	2,044
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	451,184	2,037
*,3	Jiangsu Shagang Co. Ltd. Class A	801,300	2,036
	China South Publishing & Media Group Co. Ltd. Class A	1,032,349	2,035
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,029
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	2,027
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	511,285	2,025
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	2,023
	Midea Group Co. Ltd. Class A (XSEC)	248,700	2,018
*,3	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	2,004
	Shanxi Securities Co. Ltd. Class A	1,558,546	2,002
	Shenghe Resources Holding Co. Ltd. Class A	809,100	1,995
	Centre Testing International Group Co. Ltd. Class A	2,668,112	1,994
*	Caitong Securities Co. Ltd. Class A	929,500	1,988
	Sichuan Xichang Electric Power Co. Ltd. Class A	2,178,399	1,988
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,985
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	1,982
	Rongsheng Petro Chemical Co. Ltd. Class A	841,131	1,980
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	547,439	1,972
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	1,969
	China Jushi Co. Ltd. Class A	891,165	1,966
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,965
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	1,965
	FAWER Automotive Parts Co. Ltd. Class A	1,734,461	1,959
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	1,954
*	Guosheng Financial Holding Inc. Class A	778,598	1,954
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,242,363	1,953
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	431,004	1,952
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,849,689	1,950
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,950
*	Guangxi Wuzhou Communications Co. Ltd. Class A	2,330,405	1,946
	Tianjin Teda Co. Ltd. Class A	2,999,443	1,942
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	1,940
	Northeast Securities Co. Ltd. Class A	1,604,558	1,936
*	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,934
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,933
*	Shenyang Jinbei Automotive Co. Ltd. Class A	2,404,601	1,930
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	1,928
	Fiyta Holdings Ltd. Class A	1,190,485	1,928
	Chongqing Department Store Co. Ltd. Class A	374,760	1,926
	Beijing Lanxum Technology Co. Ltd. Class A	866,539	1,918
3	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	1,913
	Jiangsu Hongdou Industrial Co. Ltd. Class A	1,938,467	1,906
	Luyang Energy-Saving Materials Co. Ltd.	815,725	1,903
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	1,899
*	Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	1,898
*	Cultural Investment Holdings Co. Ltd. Class A	1,293,929	1,892
	Guangshen Railway Co. Ltd. Class A	2,686,634	1,892
*	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	190,800	1,890
3	Yifeng Pharmacy Chain Co. Ltd. Class A	200,992	1,887
	Laobaixing Pharmacy Chain JSC Class A	153,900	1,878
*	Top Energy Co. Ltd. Shanxi Class A	2,903,744	1,876
	Huaan Securities Co. Ltd. Class A	1,778,632	1,874
	TangShan Port Group Co. Ltd. Class A	2,651,489	1,872
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,870
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,591,500	1,869
	Zhejiang China Commodities City Group Co. Ltd. Class A	2,366,478	1,866
	Gosuncn Technology Group Co. Ltd. Class A	821,227	1,864
	Sichuan Languang Development Co. Ltd. Class A	1,219,900	1,863
	Topchoice Medical Investment Corp. Class A	263,079	1,861
	Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	1,856
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,854
	Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	1,853
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,850

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
3	Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,844
^	First Tractor Co. Ltd.	5,268,000	1,838
	Shandong Chenming Paper Holdings Ltd. Class A	794,900	1,836
	Fujian Newland Computer Co. Ltd. Class A	618,095	1,831
	Dawning Information Industry Co. Ltd. Class A	232,582	1,830
	Tongding Interconnection Information Co. Ltd. Class A	858,300	1,830
*,3	Tianma Bearing Group Co. Ltd. Class A	1,367,151	1,829
	China Gezhouba Group Co. Ltd. Class A	1,409,100	1,828
	Hakim Unique Internet Co. Ltd. Class A	636,551	1,828
	Dalian Zeus Entertainment Group Co. Ltd. Class A	803,569	1,825
	Guoxuan High-Tech Co. Ltd.	684,269	1,824
	Joyoung Co. Ltd. Class A	682,392	1,823
	BOE Technology Group Co. Ltd. Class A (XSEC)	2,678,600	1,822
	Hefei Meiya Optoelectronic Technology Inc. Class A	594,958	1,822
	BTG Hotels Group Co. Ltd. Class A	416,438	1,817
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,814
*	Guilin Tourism Co. Ltd. Class A	1,623,123	1,813
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,812
3	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	345,011	1,810
	China Wuyi Co. Ltd. Class A	1,285,140	1,800
	HyUnion Holding Co. Ltd. Class A	1,013,582	1,798
	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,791
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	727,579	1,788
	Greattown Holdings Ltd. Class A	1,641,600	1,786
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,781
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	1,776
*,3	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,182,050	1,775
*,3	Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,774
	Yonggao Co. Ltd. Class A	2,933,059	1,773
	China Shipbuilding Industry Group Power Co. Ltd. Class A	462,637	1,773
	Hefei Meiling Co. Ltd. Class A	2,685,828	1,772
	Chongqing Brewery Co. Ltd. Class A	464,151	1,771
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,208,621	1,770
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	634,480	1,770
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	1,765
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,757
	Huafa Industrial Co. Ltd. Zhuhai Class A	1,437,226	1,755
	Shanghai Pret Composites Co. Ltd. Class A	510,444	1,751
	Sunsea Telecommunications Co. Ltd. Class A	407,845	1,751
*	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	1,749
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,950,603	1,746
3	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	1,741
	Wolong Electric Group Co. Ltd. Class A	1,287,033	1,739
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,738
	Bank of Hangzhou Co. Ltd. Class A	968,520	1,738
	Eastern Communications Co. Ltd. Class A	1,682,562	1,737
*	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,730
	Shenzhen Tagen Group Co. Ltd. Class A	1,262,881	1,729
	Huadian Power International Corp. Ltd. Class A	3,213,300	1,729
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,329,375	1,725
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,725
*	Anxin Trust Co. Ltd. Class A (XSHG)	942,040	1,724
*,3	Kaidi Ecological and Environmental Technology Co. Ltd. Class A	2,185,200	1,719
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,066,800	1,718
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	1,836,239	1,718
	Huafu Fashion Co. Ltd. Class A	907,007	1,717
3	Hainan Haiyao Co. Ltd. Class A	844,915	1,716
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,716
	Metro Land Corp. Ltd. Class A	2,013,684	1,716
	Hithink RoyalFlush Information Network Co. Ltd. Class A	223,559	1,714
	JSTI Group Class A	741,820	1,713
*	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	1,711
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	1,710
	Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,710

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	BGI Genomics Co. Ltd.	72,800	1,710
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	1,709
	Beijing Capital Co. Ltd. Class A	2,205,443	1,706
*	Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,706
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,704
	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	1,704
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	395,854	1,700
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	596,995	1,698
	Wanxiang Qianchao Co. Ltd. Class A	1,320,379	1,696
	Gemdale Corp. Class A (XSHG)	953,400	1,684
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,683
	Beijing Orient Landscape & Environment Co. Ltd. Class A (XSEC)	561,100	1,683
	Beijing Capital Development Co. Ltd. Class A	1,203,111	1,682
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,682
3	Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,681
	Shaanxi International Trust Co. Ltd. Class A	2,682,600	1,678
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,675
*	Anyang Iron & Steel Inc. Class A	2,944,180	1,674
*,3	Wingtech Technology Co. Ltd. Class A	348,500	1,673
	TBEA Co. Ltd. Class A	1,336,069	1,668
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,668
	Xiamen Tungsten Co. Ltd. Class A	467,438	1,667
*	Gigadevice Semiconductor Beijing Inc. Class A	60,900	1,666
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	1,664
3	Oriental Energy Co. Ltd. Class A	1,067,921	1,664
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,663
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	1,661
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,660
	Shanghai East China Computer Co. Ltd. Class A	474,730	1,657
*	Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	1,655
*	Shenzhen Huiding Technology Co. Ltd. Class A	110,147	1,653
*	PW Medtech Group Ltd.	8,819,000	1,653
	China Merchants Land Ltd.	7,872,000	1,652
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,650
	Infore Environment Technology Group Co. Ltd. Class A	1,290,887	1,649
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,648
*	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,647
	Shenzhen Liantronics Co. Ltd. Class A	965,423	1,647
	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,645
	Xinjiang Tianfu Energy Co. Ltd. Class A	1,877,888	1,644
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	644,765	1,642
	SDIC Power Holdings Co. Ltd. Class A	1,529,000	1,638
*	Hangzhou Iron & Steel Co. Class A	1,702,674	1,637
3	Meisheng Cultural & Creative Corp. Ltd. Class A	553,282	1,636
3	China CAMC Engineering Co. Ltd. Class A	664,318	1,635
	Guangdong Vanward New Electric Co. Ltd. Class A	498,189	1,635
	Shenzhen Gas Corp. Ltd. Class A	1,475,375	1,633
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,630
	Tianjin Port Development Holdings Ltd.	11,774,000	1,628
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,626
	Zhonghong Holding Co. Ltd. Class A	7,731,145	1,625
	Guorui Properties Ltd.	4,925,000	1,623
	Zhongjin Gold Corp. Ltd. Class A	1,174,812	1,619
	UTour Group Co. Ltd. Class A	929,925	1,615
	Nantong Square Cold Chain Equipment Co. Ltd. Class A	514,064	1,614
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	1,613
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,613
	Guangdong Golden Dragon Development Inc. Class A	722,300	1,611
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	1,610
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,608
	Maoye Commericial Co. Ltd. Class A	1,681,151	1,607
	Jiangsu Bicon Pharmaceutical Listed Co. Class A (XSEC)	371,639	1,602
*	Hengyi Petrochemical Co. Ltd. Class A (XSHE)	500,114	1,599
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	1,597

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,596
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	961,315	1,595
	Hainan Strait Shipping Co. Ltd. Class A	382,400	1,595
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	1,593
	Fujian Longking Co. Ltd. Class A	718,680	1,590
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	1,589
*	Yunnan Aluminium Co. Ltd. Class A	1,335,552	1,585
*	Galaxy Biomedical Investment Co. Ltd. Class A	1,572,100	1,585
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,580
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	1,579
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	768,700	1,577
	China Galaxy Securities Co. Ltd. Class A	995,320	1,577
	Hangzhou Silan Microelectronics Co. Ltd. Class A	632,600	1,576
*,3	Meson Fintech Co. Ltd.	307,638	1,572
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,572
	Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,569
	Shanghai Construction Group Co. Ltd. Class A	2,758,182	1,568
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,566
	Zhejiang Juhua Co. Ltd. Class A	882,019	1,566
*	Weihai Guangwei Composites Co. Ltd. Class A	177,177	1,564
	Alpha Group Class A	827,701	1,564
	Hangzhou Century Co. Ltd. Class A	799,700	1,561
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,559
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,559
	Beijing Sinnet Technology Co. Ltd. Class A	620,016	1,556
	Sinolink Securities Co. Ltd. Class A	1,143,000	1,552
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	498,915	1,552
	Nanjing Gaoke Co. Ltd. Class A	713,193	1,550
*	Zheshang Securities Co. Ltd. Class A	832,600	1,549
3	Beijing Miteno Communication Technology Co. Ltd. Class A	567,389	1,547
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,545
	Meidu Energy Corp. Class A	2,309,881	1,545
*	Bank of Chengdu Co. Ltd. Class A	930,600	1,544
	Gree Real Estate Co. Ltd. Class A	1,721,028	1,542
	Sealand Securities Co. Ltd. Class A	2,444,050	1,541
*,3	Digital China Group Co. Ltd. Class A	450,736	1,534
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,534
	China World Trade Center Co. Ltd. Class A	724,135	1,531
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,116,230	1,529
	Insigma Technology Co. Ltd. Class A	728,100	1,526
	Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	1,521
	Neusoft Corp. Class A	593,614	1,521
*,3	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	708,878	1,519
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	383,626	1,519
	Anhui Anke Biotechnology Group Co. Ltd. Class A	348,479	1,516
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,514
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	1,513
	Hangxiao Steel Structure Co. Ltd. Class A	1,145,151	1,512
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,512
	Guangzhou Port Co. Ltd. Class A	1,745,300	1,511
*,^	Leyou Technologies Holdings Ltd.	5,910,000	1,511
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,508
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,507
*	Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	1,506
*	Shangying Global Co. Ltd. Class A	337,100	1,505
	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	1,589,000	1,505
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,089,936	1,503
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,502
*,3	Changchun Sinoenergy Corp. Class A	836,045	1,501
	C&S Paper Co. Ltd. Class A	677,700	1,500
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,499
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	1,496
*	Maanshan Iron & Steel Co. Ltd. Class A	2,539,472	1,494
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,494

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Yangguang Co. Ltd. Class A	1,520,002	1,491
	Jinyu Bio-Technology Co. Ltd. Class A	391,580	1,489
	Shanghai Jahwa United Co. Ltd. Class A	232,700	1,489
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,489
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,486
*	Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,486
	Nanjing Redsun Co. Ltd. Class A	462,551	1,485
2	Everbright Securities Co. Ltd.	1,235,400	1,482
	Fujian Sunner Development Co. Ltd. Class A	652,847	1,481
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,481
	Tsinghua Tongfang Co. Ltd. Class A	863,708	1,479
*,3	Changchun Sinoenergy Corp. Class A (XSHG)	823,800	1,479
	Jiangxi Copper Co. Ltd. Class A	548,544	1,477
*	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,476
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,476
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,415,906	1,476
3	China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	1,475
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,474
*	Sinoma Science & Technology Co. Ltd. Class A	515,740	1,470
	Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	1,465
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,464
	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,462
*,^	China Beidahuang Industry Group Holdings Ltd.	33,798,000	1,461
	Changyuan Group Ltd. Class A	522,960	1,455
	Jiangsu King's Luck Brewery JSC Ltd. Class A	552,395	1,453
*	H&R Century Union Corp. Class A	1,231,176	1,452
*,3	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (XSHE)	677,183	1,452
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,450
*	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	701,438	1,449
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,449
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	727,941	1,448
*	Sichuan Meifeng Chemical IND Class A	1,301,751	1,441
	Tianqi Lithium Corp. Class A (XSEC)	174,410	1,436
*	Orient Group Inc. Class A	2,059,211	1,433
	Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,432
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,432
*	Shenzhen Kondarl Group Co. Ltd. Class A	414,279	1,427
3	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,426
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,423
	Zhejiang Crystal-Optech Co. Ltd. Class A	485,204	1,422
3	Beijing Kingee Culture Development Co. Ltd. Class A	641,780	1,421
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,479,242	1,419
	Shandong Hi-speed Co. Ltd. Class A	1,735,154	1,417
*,3	Shandong Iron and Steel Co. Ltd. Class A	4,441,710	1,414
	Sino GeoPhysical Co. Ltd. Class A	446,065	1,413
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,411
*,^	Capital Environment Holdings Ltd.	42,118,000	1,410
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	1,410
	Shede Spirits Co. Ltd. Class A	254,113	1,409
	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	1,408
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,407
*,3	Aurora Optoelectronics Co. Ltd. Class A	513,198	1,407
*	Lianhua Supermarket Holdings Co. Ltd.	5,216,000	1,406
	Ningbo Shanshan Co. Ltd. Class A	497,723	1,406
	China Communications Construction Co. Ltd. Class A	669,000	1,405
	Tibet Summit Resources Co. Ltd. Class A	285,589	1,400
	Huagong Tech Co. Ltd. Class A	536,500	1,397
3	Hongda Xingye Co. Ltd. Class A	1,392,019	1,391
	Fujian Funeng Co. Ltd. Class A	1,105,261	1,389
	Fangda Special Steel Technology Co. Ltd. Class A	669,649	1,389
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,385
*	Liaoning Cheng Da Co. Ltd. Class A	510,220	1,384
*	Yunnan Coal Energy Co. Ltd. Class A	2,410,493	1,384
*	Qingdao Hengshun Zhongsheng Group Co. Ltd. Class A	808,606	1,382

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,379
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	1,379
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,378
*	Chongqing Zaisheng Technology Corp. Ltd. Class A	578,923	1,377
*	Beijing Tensyn Digital Marketing Technology JSC Class A	755,700	1,377
	Xiamen International Airport Co. Ltd. Class A	440,255	1,376
	Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,372
	Jiangsu Yangnong Chemical Co. Ltd. Class A	166,900	1,370
	Chengzhi Co. Ltd. Class A	607,300	1,369
*	Hubei Mailyard Share Co. Ltd. Class A	787,600	1,367
	Spring Airlines Co. Ltd. Class A	260,939	1,363
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,361
	Changyuan Group Ltd. Class A (XSSC)	488,983	1,360
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,360
3	Shimge Pump Industry Group Co. Ltd. Class A	1,369,158	1,359
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	1,357
	Hangzhou Shunwang Technology Co. Ltd. Class A	416,035	1,353
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	568,100	1,351
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	1,350
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	1,240,338	1,349
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,347
	Guanghui Energy Co. Ltd. Class A	2,129,303	1,346
*	Beijing Shougang Co. Ltd. Class A	1,993,600	1,345
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,344
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	1,342
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	650,805	1,342
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,340
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	763,020	1,340
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,339
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	511,595	1,334
	North Electro-Optic Co. Ltd. Class A	494,561	1,333
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,332
	CCS Supply Chain Management Co. Ltd. Class A	755,328	1,331
	Tellhow Sci-Tech Co. Ltd. Class A	756,834	1,325
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	1,236,493	1,325
*	Hanwang Technology Co. Ltd. Class A	333,500	1,324
*	Visual China Group Co. Ltd. Class A	323,812	1,324
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	1,323
	Zhuhai Port Co. Ltd. Class A	853,300	1,322
	Suning Universal Co. Ltd. Class A	2,183,210	1,322
*	HNA Innovation Co. Ltd. Class A	1,456,300	1,321
	Canny Elevator Co. Ltd. Class A	1,052,077	1,320
	Haoxiangni Jujube Co. Ltd. Class A	612,988	1,318
	BYD Co. Ltd. Class A (XSHE)	158,600	1,317
	Glarun Technology Co. Ltd. Class A	302,032	1,315
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	1,313
	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	1,312
	Dian Diagnostics Group Co. Ltd. Class A	354,237	1,312
	Guangdong Homa Appliances Co. Ltd. Class A	393,265	1,310
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	248,744	1,310
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,308
	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,308
	Huayi Compressor Co. Ltd. Class A	1,592,880	1,308
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	1,305
^	China Electronics Huada Technology Co. Ltd.	8,296,000	1,304
	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	1,304
	Shenyang Chemical Industry Class A	1,716,100	1,304
	China Spacesat Co. Ltd. Class A	358,897	1,300
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	1,299
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	535,608	1,294
	Xiamen Kingdomway Group Co. Class A	462,900	1,293
	Harbin Boshi Automation Co. Ltd. Class A	740,755	1,290
	Guangdong Goworld Co. Ltd. Class A	943,044	1,290
*	Guangdong East Power Co. Ltd. Class A	1,175,600	1,290

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,^	Enerchina Holdings Ltd.	22,644,300	1,289
	Henan Rebecca Hair Products Co. Ltd. Class A	1,442,294	1,288
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,287
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,284
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,283
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	1,279
*	Hubei Kaile Science & Technology Co. Ltd. Class A	265,300	1,279
	Gansu Qilianshan Cement Group Co. Ltd. Class A	999,850	1,277
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,276
	Beijing North Star Co. Ltd. Class A	1,915,531	1,275
*	TongFu Microelectronics Co. Ltd. Class A	644,588	1,275
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,275
3	China Media Group Class A	962,720	1,275
*,3	Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,272
*	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,271
*	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,270
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,269
	Hunan Aihua Group Co. Ltd. Class A	225,620	1,268
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,268
	Bros Eastern Co. Ltd. Class A	1,661,679	1,266
	Fujian Star-net Communication Co. Ltd. Class A	369,581	1,265
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	96,376	1,265
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	999,275	1,264
	Tianjin Port Co. Ltd. Class A	878,396	1,263
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,261
3	Shenzhen Comix Group Co. Ltd. Class A	506,357	1,261
3	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,259
	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,161,700	1,259
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,308,797	1,254
	Tongkun Group Co. Ltd. Class A	347,785	1,253
	Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,252
	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,251
*,3	Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	1,250
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,596,888	1,247
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	1,246
*	Harbin Pharmaceutical Group Co. Ltd. Class A	1,447,577	1,246
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	158,652	1,243
	Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	1,242
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,241
	Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,241
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,474,283	1,241
*	Genimous Technology Co. Ltd. Class A	531,565	1,240
	Zhejiang Runtu Co. Ltd. Class A	385,101	1,240
	Tianjin Development Holdings Ltd.	2,766,000	1,238
	Beijing Sinnet Technology Co. Ltd. Class A (XSEC)	492,900	1,237
	Suzhou Anjie Technology Co. Ltd. Class A	462,649	1,235
*,3	CITIC Guoan Wine Co. Ltd. Class A	1,041,500	1,234
	TianGuang ZhongMao Co. Ltd. Class A	1,696,512	1,234
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,234
	Shanghai Industrial Development Co. Ltd. Class A	1,323,492	1,233
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	1,231
	Dr Peng Telecom & Media Group Co. Ltd. Class A	564,679	1,231
2	Orient Securities Co. Ltd.	1,430,746	1,230
	Kingsignal Technology Co. Ltd. Class A	477,200	1,230
3	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	294,996	1,230
	Minmetals Land Ltd.	6,472,000	1,229
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	226,961	1,228
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,226
	Shinva Medical Instrument Co. Ltd. Class A	493,041	1,225
	Xiamen Xiangyu Co. Ltd. Class A	936,774	1,225
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,225
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	1,223
*	Shanghai Zhongyida Co. Ltd. Class B	4,643,648	1,223
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	1,223

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,221
	Huafon Microfibre Shanghai Co. Ltd. Class A	343,308	1,220
	Zhejiang Haiyue Co. Ltd. Class A	893,841	1,219
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	1,217
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,217
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	1,215
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	1,215
*	Zhongji Innolight Co. Ltd. Class A	117,800	1,215
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,214
*	Create Technology & Science Co. Ltd. Class A	1,136,256	1,211
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,209
	China CYTS Tours Holding Co. Ltd. Class A	367,868	1,208
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	768,101	1,208
	China Baoan Group Co. Ltd. Class A	1,314,680	1,205
	Qingdao Hanhe Cable Co. Ltd. Class A	2,629,604	1,204
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	1,203
	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	1,202
*,3	Pengxin International Mining Co. Ltd. Class A	879,207	1,201
	Leo Group Co. Ltd. Class A	3,005,211	1,201
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	1,200
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	149,269	1,197
*	Northeast Pharmaceutical Group Co. Ltd. Class A	759,012	1,196
	HPGC Renmintongtai Pharmaceutical Corp. Class A	729,534	1,195
*	Hainan Ruize New Building Material Co. Ltd. Class A	766,704	1,195
	Beyondsoft Corp. Class A	638,200	1,195
	Maoye Communication and Network Co. Ltd. Class A	532,830	1,194
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	1,193
3	Aotecar New Energy Technology Co. Ltd. Class A	2,083,760	1,192
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,192
	Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	1,190
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,479,817	1,188
	Lingyuan Iron & Steel Co. Ltd. Class A	2,019,700	1,188
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	1,188
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,188
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,186
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	329,100	1,186
	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	1,185
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,185
	Zhejiang NetSun Co. Ltd. Class A	170,500	1,184
3	Zhongtian Financial Group Co. Ltd. Class A (XSEC)	1,019,212	1,181
	Yihua Healthcare Co. Ltd. Class A (XSHE)	253,040	1,180
	China Animal Husbandry Industry Co. Ltd. Class A	370,713	1,177
*,^	Silk Road Logistics Holdings Ltd.	43,905,000	1,176
	Hilong Holding Ltd.	7,749,000	1,175
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	1,173
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	1,112,150	1,173
*	China Aerospace Times Electronics Co. Ltd. Class A	924,160	1,172
*	Pacific Securities Co. Ltd. China Class A	2,676,600	1,171
	Western Mining Co. Ltd. Class A	1,053,500	1,169
*	Konfoong Materials International Co. Ltd. Class A	111,476	1,169
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,169
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,168
*,3	China Resource and Environment Co. Ltd. Class A	1,207,900	1,167
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,167
	Eastern Communications Co. Ltd. Class B	1,942,674	1,166
	Air China Ltd. Class A (XSSC)	630,438	1,161
*	Sunny Loan Top Co. Ltd. Class A	1,074,547	1,161
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,146,300	1,161
	Hubei Chutian Expressway Co. Ltd. Class A	1,807,951	1,159
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	717,800	1,158
	China Jushi Co. Ltd. Class A (XSHG)	524,832	1,158
*	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	1,157
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,156
	Haining China Leather Market Co. Ltd. Class A	1,252,410	1,155

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,3	Kangxin New Materials Co. Ltd. Class A	1,153,880	1,155
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	1,154
*,3	Jiangsu Hagong Intelligent Robot Co. Ltd. Class A	527,000	1,154
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,141,730	1,153
*	Zhe Jiang Kangsheng Co. Ltd. Class A	841,000	1,151
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	1,151
	SooChow Securities Co. Ltd. Class A	913,430	1,149
	Wenfeng Great World Chain Development Corp. Class A	1,921,613	1,146
*	Huadian Heavy Industries Co. Ltd. Class A	1,526,509	1,144
	Renhe Pharmacy Co. Ltd. Class A	1,332,501	1,144
*	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,143
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,142
	Enjoyor Co. Ltd. Class A	602,900	1,142
	LingNan Landscape Co. Ltd. Class A (XSEC)	572,922	1,140
	Shenzhen MTC Co. Ltd. Class A	2,237,255	1,139
3	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	1,214,400	1,139
*	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	1,139
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	1,138
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	981,369	1,136
*	Qianjiang Water Resources Development Co. Ltd. Class A	521,300	1,134
	Avic Real Estate Holding Co. Ltd. Class A	744,416	1,133
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	1,133
	Guangdong Chj Industry Co. Ltd. Class A	727,900	1,133
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	1,132
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	1,132
*	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,131
	Chengtun Mining Group Co. Ltd. Class A	757,325	1,128
	Henan Senyuan Electric Co. Ltd. Class A	427,000	1,124
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	1,123
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	1,123
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,123
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,123
*	Jilin Yatai Group Co. Ltd. Class A	1,597,167	1,121
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	1,120
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,119
3	Shenzhen Clou Electronics Co. Ltd. Class A	826,100	1,118
	Norinco International Cooperation Ltd. Class A	483,900	1,116
	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,111,291	1,116
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	1,116
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	531,109	1,116
	Keda Group Co. Ltd. Class A	647,538	1,113
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	455,175	1,113
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,111
	Jiangsu Expressway Co. Ltd. Class A	766,800	1,109
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	319,099	1,109
	ENN Ecological Holdings Co. Ltd. Class A	594,569	1,107
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,106
	Langold Real Estate Co. Ltd. Class A	1,962,979	1,104
	China Union Holdings Ltd. Class A	937,300	1,103
	Shanghai Xin Nanyang Co. Ltd. Class A	266,349	1,101
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	2,323,427	1,101
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,101
*,3	Mingfa Group International Co. Ltd.	4,570,000	1,100
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	1,100
	Beijing SDL Technology Co. Ltd. Class A	716,927	1,099
	Zhejiang Dilong Culture Development Co. Ltd. Class A	587,836	1,099
	Shenzhen Selen Science & Technology Co. Ltd. Class A	550,000	1,099
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,097
	CMST Development Co. Ltd. Class A	779,838	1,096
*	Huabao Flavours & Fragrances Co. Ltd. Class A	158,400	1,095
	Tecon Biology Co. Ltd. Class A	1,063,904	1,095
	Shanghai Electric Power Co. Ltd. Class A	844,723	1,094
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,094
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	1,090

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Julong Co. Ltd. Class A	332,900	1,090
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	1,088
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,087
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	1,086
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	1,086
	Hundsun Technologies Inc. Class A (XSHG)	113,400	1,085
3	Zhongzhu Healthcare Holding Co. Ltd. Class A	1,060,760	1,085
*	Jinduicheng Molybdenum Co. Ltd. Class A	1,035,740	1,084
	Befar Group Co. Ltd. Class A	1,075,692	1,084
	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	1,083
	Founder Technology Group Corp. Class A	2,014,872	1,082
^,3	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	63,253,317	1,082
	Guanghui Energy Co. Ltd. Class A (XSSC)	1,709,312	1,080
3	Yunnan Tourism Co. Ltd. Class A	939,999	1,080
*	Hangzhou First Applied Material Co. Ltd. Class A	196,490	1,080
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,076
*	China Rare Earth Holdings Ltd.	17,838,800	1,076
*	Shandong Publishing & Media Co. Ltd. Class A	692,888	1,076
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	1,074
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	1,074
*,3	Shandong Xinchao Energy Corp. Ltd. Class A	2,095,700	1,073
	Colour Life Services Group Co. Ltd.	1,260,000	1,072
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	1,072
	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	1,071
	Risen Energy Co. Ltd. Class A (XSHE)	610,625	1,071
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,070
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	1,069
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,069
	Zhejiang Medicine Co. Ltd. Class A	463,550	1,068
	Befar Group Co. Ltd. Class A (XSHG)	1,058,541	1,067
	Xiamen Port Development Co. Ltd. Class A	739,716	1,066
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	446,900	1,066
	Humanwell Healthcare Group Co. Ltd. Class A	452,907	1,066
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	1,066
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,065
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,082,730	1,065
	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	1,063
3	Hainan Haiyao Co. Ltd. Class A (XSHE)	522,317	1,061
	Jiangsu Linyang Energy Co. Ltd. Class A	998,525	1,058
	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,056
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	505,566	1,056
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	1,056
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,055
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,055
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	1,054
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	442,875	1,053
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,052
	Inspur Software Co. Ltd. Class A	312,726	1,052
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,052
	Xiamen Faratronic Co. Ltd. Class A	148,115	1,050
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	1,050
	Hengdeli Holdings Ltd.	23,036,000	1,049
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	1,047
	Anhui Quanchai Engine Co. Ltd. Class A	1,043,078	1,046
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	1,045
3	Wasu Media Holding Co. Ltd. Class A	581,500	1,045
*	Anhui Liuguo Chemical Co. Ltd. Class A	1,319,100	1,044
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	232,680	1,043
*	Future Land Holdings Co. Ltd. Class A (XSSC)	208,808	1,041
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,041
	SDIC Capital Co. Ltd. Class A	559,500	1,040
	Sanquan Food Co. Ltd. Class A	896,000	1,039
*	Datang International Power Generation Co. Ltd. Class A	1,974,340	1,038
3	Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,037

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
3	Jiangsu Dewei Advanced Materials Co. Ltd. Class A	1,164,200	1,037
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	1,037
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	562,164	1,032
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	1,032
	Beijing E-Hualu Information Technology Co. Ltd. Class A	193,900	1,032
*	Yunnan Tin Co. Ltd. Class A	476,300	1,031
*	Zhonglu Co. Ltd. Class B	1,084,642	1,031
	Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,029
	North Navigation Control Technology Co. Ltd. Class A	597,204	1,028
	Tunghsu Azure Renewable Energy Co. Ltd. Class A	597,100	1,027
	Palm Eco-Town Development Co. Ltd. Class A	908,402	1,027
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	1,027
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,025
	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	1,022
	Beijing Changjiu Logistics Corp. Class A	287,843	1,021
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,020
	Wuxi Taiji Industry Co. Ltd. Class A	784,831	1,019
	Guomai Technologies Inc. Class A	680,179	1,018
	Jihua Group Corp. Ltd. Class A	1,398,940	1,017
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,017
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	1,016
	Shenzhen Sunline Tech Co. Ltd. Class A	233,912	1,015
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,175,359	1,014
	Shantou Dongfeng Printing Co. Ltd. Class A	757,046	1,014
	China Zhenhua Group Science & Technology Co. Ltd. Class A	432,542	1,012
	Haitong Securities Co. Ltd. Class A	564,115	1,012
3	China National Software & Service Co. Ltd. Class A	242,434	1,011
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	290,768	1,011
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	1,010
	Baosheng Science and Technology Innovation Co. Ltd. Class A	1,454,355	1,009
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,007
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	576,952	1,006
*	Thunder Software Technology Co. Ltd. Class A	177,727	1,005
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	1,002
*	Shanghai SMI Holding Co. Ltd. Class A	858,852	1,000
	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	999
	Sichuan Maker Biotechnology Co. Ltd. Class A	235,730	999
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	997
	Nanfang Zhongjin Environment Co. Ltd. Class A	623,052	996
*	China CSSC Holdings Ltd. Class A	460,980	996
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	996
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	995
	Hubei Sanxia New Building Material Co. Ltd. Class A	1,092,825	993
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	993
	Eastcompeace Technology Co. Ltd. Class A	767,109	993
	Sichuan Expressway Co. Ltd. Class A	1,682,510	992
	Central China Securities Co. Ltd. Class A	1,063,100	992
	Tianjin Port Co. Ltd. Class A (XSSC)	689,783	992
3	Beijing Kingee Culture Development Co. Ltd. Class A (XSEC)	446,400	989
*	Fujian Dongbai Group Co. Ltd. Class A	992,900	987
	Launch Tech Co. Ltd.	867,000	986
	Jinling Pharmaceutical Co. Ltd. Class A	758,131	986
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	985
	YGSOFT Inc. Class A	546,115	984
	Shenzhen Fenda Technology Co. Ltd. Class A	716,195	984
3	Jiangsu Zhongli Group Co. Ltd. Class A	436,400	984
	Qiaqia Food Co. Ltd. Class A	440,621	983
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	983
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,206,513	983
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	982
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	363,400	981
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	981
	Black Peony Group Co. Ltd. Class A	983,187	981
	AVIC Helicopter Co. Ltd. Class A	131,603	980

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Jizhong Energy Resources Co. Ltd. Class A	1,315,107	980
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	979
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	977
*	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	977
*	Sinopec Oilfield Equipment Corp. Class A	748,494	976
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	740,548	976
	Huangshan Novel Co. Ltd. Class A	876,216	974
	Tongwei Co. Ltd. Class A (XSHG)	526,200	973
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	970
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	970
	Ningxia Building Materials Group Co. Ltd. Class A	634,288	969
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	968
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	967
	Anhui Huamao Textile Co. Class A	1,495,364	966
*	Hainan Expressway Co. Ltd. Class A	1,056,400	966
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	964
*	Jason Furniture Hangzhou Co. Ltd. Class A	100,600	963
*	Shenwu Energy Saving Co. Ltd. Class A	361,405	963
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	296,900	963
	Shenzhen SDG Information Co. Ltd. Class A	654,162	963
	Xinjiang Yilite Industry Co. Ltd. Class A	342,900	963
*	Sinopec Oilfield Service Corp. Class A	3,057,700	963
	Anhui Kouzi Distillery Co. Ltd. Class A	129,827	963
*	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	963
	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	599,600	962
	DongFeng Automobile Co. Ltd. Class A	1,412,412	961
	People.cn Co. Ltd. Class A	556,581	961
	Newcapec Electronics Co. Ltd. Class A	469,200	960
3	Beijing TRS Information Technology Co. Ltd. Class A	387,406	960
	Nanjing Central Emporium Class A	693,445	959
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	959
3	Dalian Morningstar Network Technology Co. Ltd. Class A	1,223,662	959
*	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	958
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	958
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	955
	China TransInfo Technology Co. Ltd. Class A	425,300	955
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	952
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	951
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	950
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	950
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	948
2	Kangda International Environmental Co. Ltd.	5,524,000	947
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,934,000	946
	China Avionics Systems Co. Ltd. Class A	411,820	945
*	Shanghai Electric Group Co. Ltd. Class A	1,045,430	944
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	943
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	943
	Goldenmax International Technology Ltd. Class A	538,100	940
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	940
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	939
*	Shandong Humon Smelting Co. Ltd. Class A	550,100	938
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	938
*	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	938
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	485,016	938
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	934
	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	933
	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	933
	Hongli Zhihui Group Co. Ltd. Class A	509,200	933
3	Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	932
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	404,701	932
	Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	931
	Yanzhou Coal Mining Co. Ltd. Class A	409,900	930
*	Changchun Gas Co. Ltd. Class A	1,091,800	929
	Xinjiang Joinworld Co. Ltd. Class A	1,029,753	928

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	928
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	926
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	352,200	926
	Qingdao Citymedia Co. Ltd. Class A	682,800	926
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	925
*	Gem-Year Industrial Co. Ltd. Class A	746,111	925
	Beijing Philisense Technology Co. Ltd. Class A	619,200	924
*	G-bits Network Technology Xiamen Co. Ltd. Class A	39,600	924
	GITI Tire Corp. Class A	219,400	923
*	CECEP Wind-Power Corp. Class A	1,938,694	922
	Beijing Forever Technology Co. Ltd. Class A	292,796	922
	Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	922
*	Shanghai Ground Food Tech Co. Ltd. Class A	730,743	921
	First Tractor Co. Ltd. Class A	935,289	918
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	918
	Zhejiang Yankon Group Co. Ltd. Class A	1,473,339	917
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	917
*	Liuzhou Liangmianzhen Co. Ltd. Class A	1,080,093	916
*,3	Zhejiang Rifa Precision Machinery Co. Ltd. Class A	561,702	914
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	759,964	913
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	913
	Shanghai Jiao Yun Co. Ltd. Class A	1,006,690	912
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	910
*,3	Shandong Tyan Home Co. Ltd. Class A	576,500	910
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	909
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	819,425	909
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	312,800	908
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	907
	Shenzhen Desay Battery Technology Co. Class A	184,400	907
	China Meheco Co. Ltd. Class A	281,360	905
	Changchai Co. Ltd. Class A	1,196,785	905
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	903
	Eastern Pioneer Driving School Co. Ltd. Class A	160,654	903
	CITIC Securities Co. Ltd. Class A (XSHG)	302,500	903
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	900
	Hunan Gold Corp. Ltd. Class A	665,040	900
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	899
	Longmaster Information & Technology Co. Ltd. Class A	246,300	898
	Sinochem International Corp. Class A	794,851	898
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	897
*	China Chengtong Development Group Ltd.	18,564,000	897
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	896
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	895
	Shanghai New Huangpu Real Estate Co. Ltd. Class A	395,400	892
	Jiangsu Aucksun Co. Ltd. Class A	653,250	891
	Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	890
	Stanley Agricultural Group Co. Ltd. Class A	860,128	889
*	Shunfa Hengye Corp. Class A	1,413,801	889
*	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	887
	Xinfengming Group Co. Ltd. Class A	259,140	887
	Kailuan Energy Chemical Co. Ltd. Class A	1,071,969	887
*	Baotailong New Materials Co. Ltd. Class A	820,700	886
	Nanjing Doron Technology Co. Ltd. Class A	587,777	885
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	884
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	883
	Lingyun Industrial Corp. Ltd. Class A	415,941	883
3	Sinomach Automobile Co. Ltd. Class A	531,193	882
	Tian Di Science & Technology Co. Ltd. Class A	1,340,984	881
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	880
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	879
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	879
	Daye Special Steel Co. Ltd. Class A	556,300	879
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,001,432	879
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	878

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,3	Whole Easy Internet Technology Co. Ltd. Class A	187,547	877
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	340,049	877
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	875
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	875
*	Shanghai Environment Group Co. Ltd. Class A	311,847	874
*	Guosheng Financial Holding Inc. Class A (XSEC)	348,160	874
	Grand Industrial Holding Group Co. Ltd.	602,984	873
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	872
	Sailun Jinyu Group Co. Ltd.	2,021,815	872
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	872
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	870
	Talkweb Information System Co. Ltd. Class A	844,649	869
	Beijing SuperMap Software Co. Ltd. Class A	283,000	868
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	868
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	867
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	866
*	FAW CAR Co. Ltd. Class A	589,943	864
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	864
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	863
*	Nuode Investment Co. Ltd. Class A	773,000	862
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	234,200	862
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	860
	Dalian Refrigeration Co. Ltd. Class A	1,193,220	859
3	CCOOP Group Co. Ltd. Class A	1,140,210	859
	Chongqing Water Group Co. Ltd. Class A	846,450	858
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	857
*,3	Chengdu Santai Holding Group Co. Ltd. Class A	800,731	857
	Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	857
	Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	854
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	854
	East China Engineering Science and Technology Co. Ltd. Class A	589,564	853
*	Baida Group Co. Ltd. Class A	767,300	852
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,412,260	851
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	851
*	Sunstone Development Co. Ltd. Class A	144,500	850
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	849
	Shanghai Zhixin Electric Co. Ltd. Class A	1,131,046	847
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	846
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	844
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	843
*	Shenzhen Zowee Tech Co. Ltd. Class A	575,635	843
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	843
	Focus Technology Co. Ltd. Class A	275,400	841
	Jangho Group Co. Ltd. Class A	616,507	841
	Jiangsu Yabang Dyestuff Co. Ltd. Class A	469,788	837
*	Shenzhen Infinova Ltd. Class A	1,076,307	837
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	157,000	837
	China Meheco Co. Ltd. Class A (XSHG)	260,100	836
*	Hainan Yedao Co. Ltd. Class A	919,500	836
3	Jiajia Food Group Co. Ltd. Class A	1,089,263	834
*	Gansu Dunhuang Seed Group Co. Ltd. Class A	819,370	834
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	685,600	833
*	Youngy Co. Ltd. Class A	183,076	832
	Beijing eGOVA Co. Ltd. Class A	312,103	831
	Teamax Smart City Technology Corp. Ltd. Class A	432,700	831
*	Guangdong Weihua Corp. Class A	366,774	831
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	830
	China National Medicines Corp. Ltd. Class A	185,586	829
*,3	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	829
*	New Huadu Supercenter Co. Ltd. Class A	589,800	828
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	498,800	828
*	Shanghai AtHub Co. Ltd. Class A	131,900	827
	First Capital Securities Co. Ltd. Class A	711,520	827
*	Guangxi Guitang Group Co. Class A	887,856	826

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Shanghai Belling Co. Ltd. Class A	350,844	826
	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	826
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	824
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	620,352	824
*	Minmetals Development Co. Ltd. Class A	508,486	823
	Zhongnan Red Culture Group Co. Ltd. Class A	429,800	823
	Gohigh Data Networks Technology Co. Ltd. Class A	612,100	821
	North Huajin Chemical Industries Co. Ltd. Class A	687,903	821
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	821
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	820
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	819
	Beijing Teamsun Technology Co. Ltd. Class A	420,486	819
*,3	Hainan HNA Infrastructure Investment Group Co. Ltd. Class A	465,531	819
	Hebei Chengde Lolo Co. Class A	559,720	819
*	China Calxon Group Co. Ltd. Class A	788,400	818
	SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	817
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	477,200	817
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	2,262,800	816
	Sundiro Holding Co. Ltd. Class A	1,009,900	815
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	814
3	Shenzhen Jiawei Photovoltaic Lighting Co. Ltd. Class A	433,702	813
	Beijing Tiantan Biological Products Corp. Ltd. Class A	190,867	813
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,000	811
3	Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	811
	Guangzhou Development Group Inc. Class A	858,971	811
*	Yang Quan Coal Industry Group Co. Ltd. Class A	729,300	810
*,3	Guangdong Dowstone Technology Co. Ltd. Class A	98,500	809
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	808
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	806
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	262,000	806
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	443,776	805
	Shandong Sinocera Functional Material Co. Ltd. Class A	235,000	804
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,035,882	804
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	803
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSHE)	660,600	802
	Chongqing Road & Bridge Co. Class A	1,310,980	802
*,3	Rongyu Group Co. Ltd. Class A	395,857	802
	Long Yuan Construction Group Co. Ltd. Class A	566,024	802
*	ORG Technology Co. Ltd. Class A	897,007	800
	Infund Holding Co. Ltd.	873,334	800
	China Coal Energy Co. Ltd. Class A	1,018,694	800
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	800
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	800
	JiuGui Liquor Co. Ltd. Class A	217,000	798
	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	797
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	797
	China CIFCO Investment Co. Ltd. Class A	394,800	797
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	797
*	Unilumin Group Co. Ltd. Class A	308,200	797
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	471,011	796
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	795
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	793
3	China Sports Industry Group Co. Ltd. Class A	430,900	791
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	789
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	788
	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	788
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	206,920	787
	Juneyao Airlines Co. Ltd. Class A	326,939	786
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	785
	Jiangsu Etern Co. Ltd. Class A	796,900	784
	Beijing Homyear Capital Holdings Co. Ltd. Class A	647,616	784
	Jishi Media Co. Ltd. Class A	1,827,200	784
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	784
	Jiangsu Sainty Corp. Ltd. Class A	797,700	783

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	783
	Digital China Information Service Co. Ltd. Class A	311,643	783
	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	783
*	Yunnan Copper Co. Ltd. Class A	447,200	782
	Keda Clean Energy Co. Ltd. Class A	591,200	781
	Shanghai Tunnel Engineering Co. Ltd. Class A	711,300	780
	Ciwen Media Co. Ltd.	147,292	780
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	362,895	779
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	613,200	778
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	778
	Beiqi Foton Motor Co. Ltd. Class A	2,096,576	777
	Hangzhou Jiebai Group Co. Ltd. Class A	693,786	774
	An Hui Wenergy Co. Ltd. Class A	1,093,644	773
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	609,690	772
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	771
*	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,271,196	770
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	770
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	770
	Wisesoft Co. Ltd. Class A	247,414	769
	Shanghai Bailian Group Co. Ltd. Class A	479,788	769
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	769
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	768
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	767
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	352,700	767
	Qiming Information Technology Co. Ltd. Class A	478,073	767
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	766
	Beijing VRV Software Corp. Ltd. Class A	935,500	764
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	553,215	764
*	Hengbao Co. Ltd. Class A	620,300	763
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	763
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	763
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	762
	Daheng New Epoch Technology Inc. Class A	518,400	761
	Youngor Group Co. Ltd. Class A (XSHG)	594,720	761
	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,210,308	761
*	Zhejiang Jingu Co. Ltd. Class A	327,907	760
	CPT Technology Group Co. Ltd. Class A	1,305,529	758
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	758
	Fujian Rongji Software Co. Ltd. Class A	500,500	758
	KPC Pharmaceuticals Inc. Class A	523,308	757
	Xiamen International Port Co. Ltd.	4,320,000	757
*,3	Dalian Tianbao Green Foods Co. Ltd. Class A	679,700	757
*	Huaming Power Equipment Co. Ltd. Class A	505,362	755
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	181,769	755
*	TOP Energy Co. Ltd. Class A (XSSC)	1,166,372	754
	Shenzhen Jinjia Group Co. Ltd. Class A	597,600	753
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	1,085,600	752
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	751
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	259,926	751
	Citychamp Dartong Co. Ltd. Class A	925,633	751
	Chongqing Gangjiu Co. Ltd. Class A	802,300	750
	Sinoma International Engineering Co. Class A	595,222	750
	Beijing Watertek Information Technology Co. Ltd. Class A (XSHE)	294,303	750
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	750
*,3	Aurora Optoelectronics Co. Ltd. Class A (XSSC)	273,422	750
*	Grinm Advanced Materials Co. Ltd. Class A	449,200	750
*	Shandong Shengli Co. Class A	821,977	749
	Sailun Jinyu Group Co. Ltd. (XSHG)	1,737,560	749
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	749
	Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	767,715	749
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	642,921	748
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	748
	Far East Smarter Energy Co. Ltd. Class A	901,200	748
	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	747

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*,3	Guangzhou Yuetai Group Co. Ltd.	772,500	746
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A	687,142	746
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	324,967	745
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	745
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	744
	Guirenniao Co. Ltd. Class A	191,699	744
3	Ningbo Marine Co. Ltd. Class A	938,000	742
*	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	742
	Huaren Pharmaceutical Co. Ltd. Class A	856,972	741
*	AUCMA Co. Ltd. Class A	1,103,101	741
*	Jiangsu Zongyi Co. Ltd. Class A	611,800	740
	Surfilter Network Technology Co. Ltd. Class A	339,800	739
*,3	HNA Investment Group Co. Ltd. Class A	1,371,500	739
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	737
^	Phoenix Media Investment Holdings Ltd.	6,922,000	737
	Guoguang Electric Co. Ltd. Class A	459,400	737
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	553,537	737
*	GI Technologies Group Co. Ltd. Class A	199,200	737
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	736
*	Guangdong Eastone Century Technology Co. Ltd. Class A	482,115	736
*	Anyuan Coal Industry Group Co. Ltd. Class A	1,812,542	735
*	IRICO Display Devices Co. Ltd. Class A	574,500	733
	Fujian Cement Inc. Class A	612,500	731
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	731
	Dongfeng Electronic Technology Co. Ltd. Class A	451,788	730
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	730
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	728
*	Shanghai Yatong Co. Ltd. Class A	511,000	727
	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	726
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	726
	Beih-Property Co. Ltd. Class A	816,513	726
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	726
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	726
	Sichuan Chengfei Integration Technology Corp. Class A	216,379	725
	MYS Group Co. Ltd.	789,767	724
	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,462	724
	Jiangsu High Hope International Group Corp. Class A	916,300	724
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	722
*,3	Kingswood Enterprise Co. Ltd. Class A	1,447,500	721
*	Huaxun Fangzhou Co. Ltd. Class A	408,600	718
3	Shanghai Wanye Enterprises Co. Ltd. Class A	357,600	718
	Yabao Pharmaceutical Group Co. Ltd. Class A	623,083	718
*	Jilin Power Share Co. Ltd. Class A	1,452,680	716
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	716
*	Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	681,900	715
	Shanghai AJ Group Co. Ltd. Class A	425,898	714
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	713
*	Datang Telecom Technology Co. Ltd. Class A	561,507	713
	Zhonghong Holding Co. Ltd. Class A (XSHE)	3,392,620	713
	Xian International Medical Investment Co. Ltd. Class A	860,950	713
	EGing Photovoltaic Technology Co. Ltd. Class A	1,137,674	712
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	712
	Chongqing Yukaifa Co. Ltd. Class A	731,800	710
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	708
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	707
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	706
	Neusoft Corp. Class A (XSHG)	275,400	706
	Anhui Xinhua Media Co. Ltd. Class A	490,455	706
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	165,230	704
*	CSSC Science & Technology Co. Ltd. Class A	375,000	704
	Guangdong Macro Co. Ltd. Class A	864,971	703
	Shanghai Xinhua Media Co. Ltd. Class A	805,781	703
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	702
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	702

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guangdong Delian Group Co. Ltd. Class A	634,135	701
	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	701
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	700
	Camel Group Co. Ltd. Class A	367,658	700
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	700
	Shenzhen Expressway Co. Ltd. Class A	526,804	700
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	699
*	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	696
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	695
	NSFOCUS Information Technology Co. Ltd. Class A	343,400	694
*	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	694
	Dynavolt Renewable Power Technology Co. Ltd. Class A	331,383	693
	Shanghai Huayi Group Corp. Ltd. Class A	449,976	691
*,3	Digital China Group Co. Ltd. Class A (XSEC)	202,500	689
	XJ Electric Co. Ltd. Class A	443,400	688
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	688
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	688
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	688
	Tempus Global Business Service Holding Ltd. Class A	281,100	688
	Kingfa Sci & Tech Co. Ltd. Class A	755,423	688
	Baoji Titanium Industry Co. Ltd. Class A	233,400	687
	Sinodata Co. Ltd. Class A	212,735	687
	Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	687
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	686
	Changchun Eurasia Group Co. Ltd. Class A	193,201	685
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	685
	Xiwang Foodstuffs Co. Ltd. Class A	306,500	684
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	684
	Valiant Co. Ltd. Class A	510,250	683
*	Porton Pharma Solutions Ltd. Class A	321,250	683
*	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	393,200	682
	Jinzhou Port Co. Ltd. Class A	1,144,371	682
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	682
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	547,500	682
	Western Mining Co. Ltd. Class A (XSHG)	613,700	681
	Hangzhou Zhongheng Electric Co. Ltd. Class A	428,200	681
	China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	680
*	Gosun Holding Co. Ltd. Class A	727,848	679
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	677
*	Ningbo Bird Co. Ltd. Class A	774,100	677
	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	677
*	Jiangsu Dagang Co. Ltd. Class A	423,089	677
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	675
*	Hebei Baoshuo Co. Class A	476,999	674
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	673
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	673
*	Haima Automobile Group Co. Ltd. Class A	1,131,800	672
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	670
*,3	Huayi Electric Co. Ltd. Class A	364,092	670
*	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	669
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	667
*,3	Elec-Tech International Co. Ltd. Class A	968,445	665
*	Vtron Group Co. Ltd. Class A	468,923	665
*,3	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	568,300	665
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	665
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	664
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	663
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	662
	Guangdong Zhengye Technology Co. Ltd. Class A	150,025	662
	Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	662
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	753,800	661
*	Zhongtong Bus Holding Co. Ltd. Class A	470,700	661
	Anhui Gujing Distillery Co. Ltd. Class A	65,540	660
	Wutong Holding Group Co. Ltd. Class A	826,122	659

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	659
	JCHX Mining Management Co. Ltd. Class A	439,296	658
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	657
	CMST Development Co. Ltd. Class A (XSHG)	467,300	657
	Pengqi Technology Development Co. Ltd. Class A	502,032	656
	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	655
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	653
*	Avic Aviation High-Technology Co. Ltd. Class A	510,148	651
3	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	651
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,344,100	649
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	165,412	648
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	646
	Sundy Land Investment Co. Ltd. Class A	1,220,600	646
	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	469,596	645
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	644
	SPIC Dongfang New Energy Corp. Class A	986,256	644
	Xiamen Xindeco Co. Ltd. Class A	486,051	643
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	641
	Jinhong Holding Group Co. Ltd. Class A	372,375	641
	Yunda Holding Co. Ltd. Class A	81,588	641
	Tungkong Inc. Class A	245,184	641
	Yotrio Group Co. Ltd. Class A	994,750	641
*	Blackcow Food Co. Ltd. Class A	273,150	641
*	Huludao Zinc Industry Co. Class A	943,200	640
	CASIN Guoxing Property Development Co. Ltd.	849,801	640
*	Xining Special Steel Co. Ltd. Class A	906,600	638
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	636
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	636
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	329,936	634
	Cosmos Group Co. Ltd. Class A	876,400	634
	Hongbo Co. Ltd. Class A	358,650	633
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A (XSHE)	205,566	632
	Shanghai STEP Electric Corp. Class A	503,347	632
	Beijing Sifang Automation Co. Ltd. Class A	617,639	630
*	Advanced Technology & Materials Co. Ltd. Class A	501,000	629
3	Jiangsu Zhongli Group Co. Ltd. Class A (XSEC)	279,049	629
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	628
*	Dongfang Electric Corp. Ltd. Class A	448,691	627
	Xiamen ITG Group Corp. Ltd. Class A	478,674	626
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	625
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A	1,017,168	625
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	710,400	625
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	623
	Henan Huanghe Whirlwind Co. Ltd. Class A	664,380	623
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	534,301	621
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	621
	Hisense Electric Co. Ltd. Class A	295,362	620
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	620
	Baotou Huazi Industry Co. Ltd. Class A	606,000	618
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	618
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	618
	Beijing Zodi Investment Co. Ltd. Class A	440,067	618
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	615
*,3	Cofco Biochemical Co. Ltd. Class A	292,300	615
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	614
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	614
*,3	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	613
*,3	Zhongrun Resources Investment Corp. Class A	867,700	613
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	613
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	612
	Loncin Motor Co. Ltd. Class A	645,000	612
	Saurer Intelligent Technology Co. Ltd. Class A	449,600	611
3	Guangbo Group Stock Co. Ltd. Class A	409,434	610
*	Linewell Software Co. Ltd. Class A	346,496	610

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	609
*	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	270,900	608
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	784,900	607
	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	606
*	Datong Coal Industry Co. Ltd. Class A	721,035	605
*	Suzhou Good-Ark Electronics Co. Ltd. Class A	480,300	603
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	603
	Sichuan Xun You Network Technology Co. Ltd. Class A	97,194	601
	Changshu Fengfan Power Equipment Co. Ltd. Class A	845,828	600
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	600
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	599
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	599
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	206,400	599
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	599
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	598
3	Henan Thinker Automatic Equipment Co. Ltd. Class A	104,239	598
	YUD Yangtze River Investment Industry Co. Ltd. Class A	347,125	597
	Guangzhou Automobile Group Co. Ltd. Class A	209,522	597
	Western Region Gold Co. Ltd. Class A	194,400	597
3	Jiangsu Fasten Co. Ltd. Class A	505,700	595
	ZYNP Corp. Class A	447,900	595
^	SIIC Environment Holdings Ltd.	1,813,500	594
	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	594
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	594
	Jiangsu Wuzhong Industrial Co. Class A	359,939	593
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	593
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	593
*	263 Network Communications Co. Ltd. Class A	545,388	589
	Chunghsin Technology Group Co. Ltd. Class A	225,463	588
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	588
	Jiangsu Sopo Chemical Co. Class A	571,400	586
*	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	586
	Toyou Feiji Electronics Co. Ltd. Class A	288,235	585
	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	585
*	MIE Holdings Corp.	10,522,000	585
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	585
	TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	584
*	PKU Healthcare Corp. Ltd. Class A	476,696	584
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	583
	Mingsheng Holdings Co. Ltd. Class A	642,355	582
*	Pubang Landscape Architecture Co. Ltd. Class A	897,097	581
*	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	581
	Weichai Heavy Machinery Co. Ltd. Class A	398,324	581
*	SRE Group Ltd.	24,746,000	580
3	Zhejiang Hangmin Co. Ltd. Class A	318,100	580
	Shenzhen World Union Properties Consultancy Inc. Class A (XSEC)	437,605	579
	Skyworth Digital Co. Ltd. Class A	423,200	578
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	578
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	578
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	578
*	Tibet Mineral Development Co. Class A	291,700	576
*	Betta Pharmaceuticals Co. Ltd. Class A	53,200	576
	Henan Pinggao Electric Co. Ltd. Class A	498,800	575
*	LandOcean Energy Services Co. Ltd. Class A	599,400	573
	Sichuan Haite High-tech Co. Ltd. Class A	302,880	573
	United Electronics Co. Ltd. Class A	324,587	572
	China Railway Tielong Container Logistics Co. Ltd. Class A	450,150	572
*	Orient Group Inc. Class A (XSHG)	821,470	571
*	Lanpec Technologies Ltd. Class A	638,300	571
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	571
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	372,800	570
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	570
	Greatoo Intelligent Equipment Inc.	1,407,600	569
*,^	China Soft Power Technology Holdings Ltd.	41,223,635	568

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tongyu Communication Inc. Class A	121,650	568
	Henan Tongli Cement Co. Ltd. Class A	258,900	567
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	567
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	566
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	566
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	565
	Hangzhou Sunyard System Engineering Co. Ltd. Class A	334,854	565
*	Innuovo Technology Co. Ltd. Class A	676,055	562
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	561
	China Western Power Industrial Co. Ltd. Class A	249,800	561
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	560
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A	280,900	560
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	559
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	558
*	China Hainan Rubber Industry Group Co. Ltd. Class A	655,100	558
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	557
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	557
	Juli Sling Co. Ltd. Class A	686,926	556
	Xiangtan Electric Manufacturing Co. Ltd. Class A	344,549	556
	Sanjiang Shopping Club Co. Ltd. Class A	185,300	554
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	553
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A	474,799	552
	Rizhao Port Co. Ltd. Class A	912,650	551
*,3	CEC CoreCast Corp. Ltd. Class A	109,701	549
	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	177,401	549
	Shanghai Join Buy Co. Ltd. Class A	421,900	548
	Hangzhou Cable Co. Ltd. Class A	505,100	548
	Sino-Platinum Metals Co. Ltd. Class A	190,878	548
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	240,967	547
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	547
*	Henan Zhongfu Industry Co. Ltd. Class A	861,000	546
*,^	China Minsheng Drawin Technology Group Ltd.	22,680,000	544
	Qinghai Salt Lake Industry Co. Ltd. Class A (XSEC)	283,500	544
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	543
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	543
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	614,300	543
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	543
	Guangzhou Wondfo Biotech Co. Ltd. Class A	45,353	541
	Zhefu Holding Group Co. Ltd. Class A	862,700	540
*	Lanhai Medical Investment Co. Ltd. Class A	605,722	540
*,3	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	540
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	540
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	540
	GEPIC Energy Development Co. Ltd. Class A	551,040	540
*,3	HNA Technology Co. Ltd. Class A	527,800	540
	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	539
*	China CSSC Holdings Ltd. Class A (XSHG)	249,270	539
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	538
	Jiangsu Huifeng Bio Agriculture Co. Ltd. Class A	1,096,279	537
	Changyou.com Ltd. ADR	28,110	535
	Maoye Commericial Co. Ltd. Class A (XSHG)	558,932	534
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	531
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	530
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	528
	Shenzhen Minkave Technology Co. Ltd. Class A	163,100	527
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	371,300	526
*	Antong Holdings Co. Ltd. Class A	204,900	526
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	525
	Harbin Hatou Investment Co. Ltd. Class A	585,669	524
	South Huiton Co. Ltd. Class A	423,300	524
	Sanlux Co. Ltd. Class A	412,600	523
	Royal Group Co. Ltd. Class A	593,878	523
*	Shanghai Dragon Corp. Class A	364,000	522
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	522

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	522
*	COSCO SHIPPING Holdings Co. Ltd. Class A	587,790	521
	Shanghai Lansheng Corp. Class A	238,891	520
	Beibu Gulf Tourism Corp. Ltd. Class A	164,200	520
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	416,916	520
*	Konka Group Co. Ltd. Class A	535,900	520
	Lanzhou LS Heavy Equipment Co. Ltd. Class A	489,203	519
	Hongbaoli Group Corp. Ltd. Class A	714,859	519
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	518
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	518
	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	517
*,3	Hareon Solar Technology Co. Ltd. Class A	3,766,600	516
*	Wolong Real Estate Group Co. Ltd. Class A	662,901	516
	Shenzhen Click Technology Co. Ltd. Class A	257,800	515
*	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	515
	ZhongYeDa Electric Co. Ltd. Class A	395,000	515
	Fiyta Holdings Ltd. Class B	681,898	514
	Beijing Gehua CATV Network Co. Ltd. Class A	270,900	514
*,3	Zhejiang Great Southeast Co. Ltd. Class A	1,101,400	514
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	514
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	514
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	512
	Jiangzhong Pharmaceutical Co. Ltd. Class A	128,400	511
	China Television Media Ltd. Class A	241,500	510
	CTS International Logistics Corp. Ltd. Class A	450,986	510
	Jiangling Motors Corp. Ltd. Class A	234,298	509
	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	424,381	509
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	509
	Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	508
*	Mesnac Co. Ltd. Class A	438,189	508
	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	508
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	507
	Whirlpool China Co. Ltd. Class A	599,150	506
*	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	505
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,061,671	505
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	505
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	651,251	504
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	504
3	Invengo Information Technology Co. Ltd. Class A	473,000	503
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	502
3	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	501
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	162,987	501
	YanTai Shuangta Food Co. Ltd. Class A	815,400	501
*,3	Sichuan Golden Summit Group Class A	314,600	501
	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	500
	Guizhou Red Star Developing Co. Ltd. Class A	321,100	499
*	Tianjin Quanye Bazaar Group Co. Ltd. Class A	505,939	499
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	497
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	392,500	496
*	North Industries Group Red Arrow Co. Ltd. Class A	329,543	496
	Tongyu Heavy Industry Co. Ltd. Class A	1,451,300	496
	Nanjing Central Emporium Class A (XSHG)	358,100	495
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	494
*	Xiamen 35.com Technology Co. Ltd. Class A	289,600	494
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	494
3	Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	492
3	Shenzhen Comix Group Co. Ltd. Class A (XSHE)	197,593	492
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	492
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	491
*	Chongqing Iron & Steel Co. Ltd. Class A	1,419,100	490
*	Chongqing Dima Industry Co. Ltd. Class A	868,700	490
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	489
	Shenzhen ESUN Display Co. Ltd. Class A	90,126	489
*	Zhonglu Co. Ltd. Class A	189,037	489

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Sunward Intelligent Equipment Co. Ltd. Class A	424,600	488
*,3	Zhangjiagang Freetrade Science & Technology Group Co. Ltd. Class A	696,286	488
	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	486
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	486
	Aerospace Communications Holding Group Co. Ltd. Class A	256,319	486
	Sinotrans Air Transportation Development Co. Ltd. Class A	161,950	485
	Zhejiang Founder Motor Co. Ltd. Class A	378,586	485
	China Oilfield Services Ltd. Class A	270,177	485
	Shenzhen Center Power Tech Co. Ltd. Class A	252,250	484
*	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	483
*	Andon Health Co. Ltd. Class A	324,156	483
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	482
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	481
	Shandong Lukang Pharmaceutical Co. Ltd. Class A	320,300	481
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	481
^	Dongjiang Environmental Co. Ltd.	339,600	479
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	479
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	478
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	478
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	477
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	477
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	138,869	476
	Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	475
	Nationz Technologies Inc. Class A	266,700	475
	Nanjing Panda Electronics Co. Ltd. Class A	375,700	474
	Beijing Tongtech Co. Ltd. Class A	194,800	474
	Besttone Holdings Co. Ltd. Class A	218,900	474
	Qtone Education Group Guandong Ltd. Class A	296,692	474
*	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	373,500	474
*	Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	474
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	473
*	TDG Holdings Co. Ltd. Class A	320,500	473
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A	240,800	471
*	Ningbo Tuopu Group Co. Ltd. Class A	159,900	471
	Sino Wealth Electronic Ltd. Class A	99,113	471
	Ningbo Yunsheng Co. Ltd. Class A	210,795	470
*	Rongan Property Co. Ltd. Class A	814,200	469
*	Zhejiang Sunriver Culture Co. Ltd. Class A	493,970	469
	Sinochem International Corp. Class A (XSHG)	414,700	468
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	468
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	468
	Changzheng Engineering Co. Ltd. Class A	171,551	467
	Dashang Co. Ltd. Class A	84,700	466
*	Pang Da Automobile Trade Co. Ltd. Class A	1,316,800	465
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	197,340	465
*	China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	465
	Shenzhen Aisidi Co. Ltd. Class A	352,100	463
	Simei Media Co. Ltd. Class A	144,198	463
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	463
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	462
	Jiangsu General Science Technology Co. Ltd. Class A	345,300	462
	Hunan Investment Group Co. Ltd. Class A	490,600	461
*	Lotus Health Group Co. Class A	1,349,937	460
	Glarun Technology Co. Ltd. Class A (XSHG)	105,660	460
*	Shantui Construction Machinery Co. Ltd. Class A	722,635	459
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	458
	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	457
	Aerosun Corp. Class A	276,162	457
	Zhejiang Golden Eagle Co. Ltd. Class A	492,600	456
	Sinoma International Engineering Co. Class A (XSHG)	361,650	456
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	455
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	454
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	454
	Sanxiang Impression Co. Ltd. Class A	645,800	453

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Xinjiang International Industry Co. Ltd. Class A	688,237	453
*	Yunnan Copper Co. Ltd. Class A (XSEC)	259,200	453
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	453
*,3	DEA General Aviation Holding Co. Ltd. Class A	240,200	453
*	Beijing IRTOUCH Systems Co. Ltd. Class A	167,558	452
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,152,953	450
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	450
	AECC Aero-Engine Control Co. Ltd. Class A	196,500	449
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	449
*,3	Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	885,700	448
	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	448
	Shanghai New World Co. Ltd. Class A	314,400	447
3	Luyin Investment Group Co. Ltd. Class A	515,800	444
	Hangjin Technology Co. Ltd. Class A	202,350	444
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	444
*	Shougang Concord International Enterprises Co. Ltd.	16,148,000	443
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	381,428	443
	Dalian Friendship Group Class A	491,252	443
*	Beingmate Baby & Child Food Co. Ltd. Class A	616,557	442
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	442
	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	440
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	440
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	440
3	Ningbo BaoSi Energy Equipment Co. Ltd. Class A	115,541	438
	Sichuan Changhong Electric Co. Ltd. Class A	917,600	438
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	437
	Zhuzhou Times New Material Technology Co. Ltd. Class A	348,522	437
	Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	436
*	CITIC Heavy Industries Co. Ltd. Class A	831,227	436
	Sichuan EM Technology Co. Ltd. Class A	537,500	435
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	430,333	434
*	China Hi-Tech Group Co. Class A	449,600	434
	V V Food & Beverage Co. Ltd. Class A	772,770	432
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	429
*	Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	429
	Kunshan Kersen Science & Technology Co. Ltd. Class A	177,968	428
	Dashang Group Co. Ltd. Class A (XSSC)	77,700	428
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	427
	Zhejiang Wanma Co. Ltd. Class A	383,972	426
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	425
	Baofeng Group Co. Ltd. Class A	120,363	425
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	236,600	423
*,3	Shandong Longlive Bio-Technology Co. Ltd. Class A	564,000	419
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	419
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	188,393	417
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	417
3	Anhui Xinli Finance Co. Ltd. Class A	239,800	417
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	417
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	416
	Hefei Meiling Co. Ltd. Class B	962,200	416
*,3	Zhejiang Guangsha Co. Ltd. Class A	706,650	415
3	Shenzhen Capstone Industrial Co. Ltd. Class A	142,240	415
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	329,200	415
	China Harzone Industry Corp. Ltd. Class A	101,850	414
	Zhejiang Daily Digital Culture Group Co. Ltd. (XSSC)	241,888	414
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	413
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	63,400	412
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	412
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	411
	FSPG Hi-Tech Co. Ltd. Class A	556,700	411
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	410
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	410
	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	410
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	422,660	408

42

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Donlinks International Investment Co. Ltd. Class A	450,400	407
3	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	407
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	405
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	405
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	404
	Jiangsu Yueda Investment Co. Ltd. Class A	486,700	404
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	403
	Guangzhou Development Group Inc. Class A (XSHG)	427,000	403
*	Beijing Haohua Energy Resource Co. Ltd. Class A	386,714	403
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	402
*	Bestway Marine & Energy Technology Co. Ltd. Class A	401,050	402
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	115,300	402
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	400
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	399
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	399
	Gansu Yasheng Industrial Group Co. Ltd. Class A	721,600	399
	Huawei Culture Co. Ltd. Class A	351,400	399
*	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	397
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	397
	Huawei Culture Co. Ltd. Class A (XSHE)	348,240	395
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	557,401	395
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	395
	Wuxi Hodgen Technology Co. Ltd. Class A	228,121	394
*	Hexing Electrical Co. Ltd. Class A	92,324	394
	Jiangsu Phoenix Property Investment Co. Ltd. Class A	533,520	393
	Yueyang Xingchang Petrochemical Class A	228,952	391
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	391
*	Jinxi Axle Co. Ltd. Class A	501,211	391
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	390
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	389
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	389
*	Shanghai Zhongyida Co. Ltd. Class A	527,500	388
	Time Publishing and Media Co. Ltd. Class A	239,408	387
	Tibet Urban Development and Investment Co. Ltd. Class A	267,344	387
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	387
	Keda Group Co. Ltd. Class A (XSSC)	225,100	387
	Changchai Co. Ltd. Class B	954,342	387
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	109,750	386
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	237,100	384
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	383
*,3	Fushun Special Steel Co. Ltd. Class A	440,720	382
*	Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	382
*	Shandong Jinling Mining Co. Ltd. Class A	584,300	381
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A	597,218	381
	Tangel Publishing Co. Ltd. Class A	408,820	380
	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	377
*	Citic Offshore Helicopter Co. Ltd. Class A	296,000	377
*	Yueyang Forest & Paper Co. Ltd. Class A	402,600	376
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	375
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	373
	Deluxe Family Co. Ltd. Class A	437,436	373
	Dalian Port PDA Co. Ltd. Class A	958,410	372
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	385,200	372
*	Xinjiang Tianye Co. Ltd. Class A	370,020	371
*	Saturday Co. Ltd. Class A	413,568	370
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	370
*,3	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	369
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	369
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	366
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	366
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	365
*	Beijing Interact Technology Co. Ltd. Class A	269,800	363
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	362
*	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	362

43

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Pacific Securities Co. Ltd. Class A (XSHG)	821,535	360
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	359
	Lifan Industry Group Co. Ltd. Class A	388,900	359
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	359
	Guomai Technologies Inc. Class A (XSEC)	238,886	358
	Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	358
	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	357
	Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	357
	Motic Xiamen Electric Group Co. Ltd. Class A	317,129	355
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	211,126	354
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	352
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	153,600	351
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	351
	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	367,792	350
	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	350
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	350
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	350
	Ningbo David Medical Device Co. Ltd. Class A	182,500	350
	Rastar Group Class A	431,500	348
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	348
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	428,500	347
*	Ningbo Fuda Co. Ltd. Class A	692,700	347
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	347
*	Chengdu Techcent Environment Co. Ltd. Class A	215,300	346
	Xinhuanet Co. Ltd. Class A	102,200	346
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	346
	First Tractor Co. Ltd. Class A (XSHG)	352,300	346
	Shanghai Maling Aquarius Co. Ltd. Class A	323,200	346
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	345
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	53,631	343
	Shenzhen Gongjin Electronics Co. Ltd. Class A	306,240	341
*	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	341
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	1,151,937	341
*	COSCO SHIPPING Development Co. Ltd. Class A	730,576	339
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	339
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	338
*	Shenzhen Fountain Corp. Class A	599,700	338
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	337
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	337
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	336
*	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	335
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	334
	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	333
	Lecron Internet Media Industry Co. Ltd. Class A	178,500	332
	Beijing Bashi Media Co. Ltd. Class A	439,434	332
	Meidu Energy Corp. Class A (XSHG)	496,400	332
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	332
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	332
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	330
	Fuan Pharmaceutical Group Co. Ltd. Class A	390,000	330
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	330
	Anhui Yingliu Electromechanical Co. Ltd. Class A	138,800	327
*,3	Chengdu B-Ray Media Co. Ltd. Class A	439,200	327
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	327
*	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	327
*	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	327
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	326
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	326
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	298,870	325
	Triumph Science & Technology Co. Ltd. Class A	309,550	324
*	Steyr Motors Co. Ltd. Class A	519,800	324
	Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	323
	MIG Unmobi Technology Inc. Class A	306,220	323
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	322

44

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	322
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	321
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	320
*,3	Jinzi Ham Co. Ltd. Class A	258,518	319
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	318
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	317
*	Nanning Sugar Industry Co. Ltd. Class A	296,059	317
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	82,109	316
*	Beijing Shougang Co. Ltd. Class A (XSEC)	467,100	315
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	205,897	315
	Lucky Film Co. Class A	219,191	314
*	Suzhou China Create Special Material Co. Ltd.	182,800	313
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	312
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	312
	Central China Securities Co. Ltd. Class A (XSSC)	334,200	312
	People.cn Co. Ltd. Class A (XSHG)	180,600	312
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	311
*	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	311
	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	310
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	202,266	308
*	Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	306
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	306
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	305
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	304
3	Sotech Smarter Equipment Co. Ltd. Class A	243,501	303
	Shandong Xiantan Co. Ltd. Class A	86,194	302
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	302
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	302
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	301
	Shanghai U9 Game Co. Ltd. Class A	318,000	301
*	AECC Aero Science and Technology Co. Ltd. Class A	103,600	301
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	300
	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	299
	Southern Publishing & Media Co. Ltd. Class A	180,249	298
*	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	298
	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	297
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	297
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	296
	Top Resource Conservation & Environment Corp. Class A	364,100	296
*	Oriental Times Media Corp. Class A	342,456	295
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	295
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	294
3	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	294
	Triangle Tyre Co. Ltd. Class A	113,100	291
*	Lander Sports Development Co. Ltd. Class A	448,950	290
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	289
	Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	288
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	288
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	287
	Founder Technology Group Corp. Class A (XSHG)	533,300	286
3	China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	286
	Luxin Venture Capital Group Co. Ltd. Class A	165,708	286
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	285
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	284
*	Shanghai Hongda Mining Co. Ltd. Class A	250,782	284
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	281
	Camel Group Co. Ltd. Class A (XSHG)	146,600	279
*	Rightway Holdings Co. Ltd. Class A	757,300	279
*,3	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	279
*	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	279
	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	279
	Chongqing Machinery & Electric Co. Ltd.	2,886,000	278
*	Beingmate Baby & Child Food Co. Ltd. Class A (XSHE)	387,500	278
	Zhejiang Kaier New Materials Co. Ltd. Class A	208,000	275

45

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	275
2	CSC Financial Co. Ltd.	333,000	275
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	275
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	274
	China Television Media Ltd. Class A (XSSC)	129,531	273
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	273
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	272
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	272
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	271
	Shanghai Feilo Acoustics Co. Ltd. Class A	301,800	271
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	268
*,^	Tongda Hong Tai Holdings Ltd.	1,510,663	268
	Shanghai Shenda Co. Ltd. Class A	280,493	267
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	266
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	266
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	264
*	Bode Energy Equipment Co. Ltd. Class A	147,258	261
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	259
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	259
*	Hainan Mining Co. Ltd. Class A	239,100	259
	Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	256
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	252
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	251
*	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	250
3	Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	250
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	247,500	250
	Beijing Bohui Innovation Technology Co. Ltd. Class A	279,637	250
	BBMG Corp. Class A (XSHG)	377,414	249
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	248
*	Sichuan Western Resources Holding Co. Ltd. Class A	315,200	248
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	244
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	243
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	243
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	243
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	241
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	241
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	240
3	Wasu Media Holding Co. Ltd. Class A (XSHE)	133,500	240
3	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	238
*	Real Nutriceutical Group Ltd.	7,017,000	237
	Orient International Enterprise Ltd. Class A	151,830	235
*	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	233
	Avic Heavy Machinery Co. Ltd. Class A	147,200	233
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	232
	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	232
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	345,800	231
	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	229
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	229
*	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	229
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	225
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	225
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	91,630	224
*	YongXing Special Stainless Steel Co. Ltd. Class A	75,068	223
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	223
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	223
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	223
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	222
	Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	221
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	221
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	221
*	Chongqing Iron & Steel Co. Ltd.	1,228,000	220
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	219
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	219
	Huachangda Intelligent Equipment Group Co. Ltd. Class A	178,356	218

46

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	218
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	216
*,3	Hua Han Health Industry Holdings Ltd.	13,972,000	214
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	213
	TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	213
*	Sichuan Guodong Construction Co. Ltd. Class A	570,200	210
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	209
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	208
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	72,086	205
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	204
	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	203
*	Oriental Times Media Corp. Class A (XSHE)	234,500	202
	Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	199
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	198
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	197
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	60,430	196
*	Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	194
	Shanghai Qiangsheng Holding Co. Ltd. Class A	250,900	194
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	194
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	193
	ChangjiangRunfa Medicine Co. Ltd. Class A	71,137	193
	Anhui Expressway Co. Ltd. Class A	144,600	192
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	190
*	China Dynamics Holdings Ltd.	9,591,248	188
	China Wafer Level CSP Co. Ltd. Class A	37,400	187
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	187
	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	186
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	186
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	186
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	185
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	63,720	181
	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	181
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	178
*,3	Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	173
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	173
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	173
*	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	172
	Lucky Film Co. Class A (XSHG)	120,000	172
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	172
*	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	172
	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	171
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	171
	Hunan China Sun Pharmaceutical Machinery Co. Ltd. Class A	128,200	170
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	170
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	170
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	169
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	168
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	168
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	168
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	167
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	166
*	Huadian Energy Co. Ltd. Class A	382,900	165
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	165
*	Boer Power Holdings Ltd.	859,000	164
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	153,600	161
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	157
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	157
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	157
*	Shanghai Fukong Interactive Entertainment Co. Ltd. Class A	129,600	155
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	154
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	154
	Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	154
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	152
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	151

47

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	151
	Aerosun Corp. Class A (XSHG)	90,800	150
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	149
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	146
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	145
	Fujian Cement Inc. Class A (XSSC)	119,800	143
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	125,048	139
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	139
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	139
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	138
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	136
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	123,400	134
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	130
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,200	129
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	127
*	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	127
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	126
	Shanghai Fudan Forward S & T Co. Ltd. Class A	117,520	123
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	251,850	120
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	118
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	113
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	113
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	112
*	CECEP Wind-Power Corp. Class A (XSHG)	225,800	107
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	105
	Duzhe Publishing & Media Co. Ltd. Class A	93,800	105
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	102
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	101
	Hongfa Technology Co. Ltd. Class A (XSSC)	17,100	99
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	93
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	47,823	89
^	Maoye International Holdings Ltd.	824,000	87
*,3	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	86
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	85
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	83
*,3	Shandong Tyan Home Co. Ltd. Class A (XSSC)	51,734	82
	China Public Procurement Ltd.	7,416,000	81
*	Xinjiang Xinxin Mining Industry Co. Ltd.	577,000	80
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	79
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	77
*	Global Bio-Chem Technology Group Co. Ltd.	6,920,000	76
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	75
	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	75
	China International Marine Containers Group Co. Ltd. Class A	30,200	73
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	71
*	Canadian Solar Inc.	4,304	67
*	EverChina International Holdings Co. Ltd.	2,723,420	61
*	Zhonglu Co. Ltd. Class A (XSHG)	19,300	50
*,^	COSCO Shipping International Singapore Co. Ltd.	141,400	50
*	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	48
*,^	Ying Li International Real Estate Ltd.	451,400	47
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	53,000	45
*	Sogou Inc. ADR	4,523	39
*	Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	31
*,^,3	Midas Holdings Ltd.	202,000	29
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	20
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	16
	Wisdom Sports Group	117,000	12
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	11
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	7
*,^,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			31,477,075

48

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
Colombia (0.5%)
	Bancolombia SA ADR	2,066,912	98,509
	Grupo de Inversiones Suramericana SA	4,068,840	56,464
	Ecopetrol SA	39,691,902	43,805
^	Ecopetrol SA ADR	1,946,699	42,983
	Interconexion Electrica SA ESP	6,713,813	34,609
	Bancolombia SA	1,986,893	23,484
	Almacenes Exito SA	3,837,407	23,170
	Grupo de Inversiones Suramericana SA Preference Shares	1,716,405	22,303
	Grupo Aval Acciones y Valores SA Preference Shares	50,277,555	22,105
	Bancolombia SA Preference Shares	1,634,187	19,373
	Banco Davivienda SA Preference Shares	1,210,220	14,545
	Grupo Aval Acciones y Valores SA ADR	1,324,198	11,732
*	CEMEX Latam Holdings SA	2,761,184	8,513
	Avianca Holdings SA Preference Shares	4,639,214	4,823
	Corp Financiera Colombiana SA	556,955	4,790
	Cementos Argos SA Preference Shares	361,980	1,063
			432,271
Czech Republic (0.2%)
	CEZ AS	2,809,105	71,736
	Komercni banka as	1,352,134	58,337
2	Moneta Money Bank AS	9,478,853	34,071
	O2 Czech Republic AS	510,657	6,981
	Philip Morris CR AS	6,698	5,141
			176,266
Egypt (0.2%)
	Commercial International Bank Egypt SAE	17,436,056	92,606
	ElSewedy Electric Co.	1,282,551	18,257
	Eastern Tobacco	1,525,176	17,732
	Talaat Moustafa Group	18,513,715	14,258
	Egyptian Financial Group-Hermes Holding Co.	9,519,251	14,079
*	Global Telecom Holding SAE	38,250,448	11,107
*	Palm Hills Developments SAE	24,223,862	7,154
*	Orascom Construction Ltd.	742,891	6,693
*	Ezz Steel	3,558,889	5,953
*	Medinet Nasr Housing	8,105,802	5,862
	Telecom Egypt Co.	5,842,749	5,331
*	Six of October Development & Investment	3,326,445	5,091
	Heliopolis Housing	2,338,420	4,644
	Sidi Kerir Petrochemicals Co.	2,204,960	3,746
*	Pioneers Holding for Financial Investments SAE	5,084,349	2,471
	Oriental Weavers	2,557,341	2,187
	Orascom Telecom Media And Technology Holding SAE	40,632,279	1,975
	Egypt Kuwait Holding Co. SAE	1,722,309	1,928
			221,074
Greece (0.5%)
*	Alpha Bank AE	22,737,559	60,069
	Hellenic Telecommunications Organization SA	4,077,492	59,362
	OPAP SA	3,598,995	43,064
*	Eurobank Ergasias SA	30,674,888	38,719
*	National Bank of Greece SA	89,921,402	37,384
	JUMBO SA	1,747,969	31,996
	Motor Oil Hellas Corinth Refineries SA	942,399	22,455
*	Mytilineos Holdings SA	1,832,014	22,091
	Piraeus Bank SA	4,761,879	20,114
	Titan Cement Co. SA	673,906	17,747
	Hellenic Petroleum SA	982,169	9,994
*	FF Group	498,573	9,453
	Grivalia Properties REIC AE	825,922	9,070
*	GEK Terna Holding Real Estate Construction SA	1,177,997	7,165
	Hellenic Exchanges SA	1,106,471	6,962
	Aegean Airlines SA	576,434	6,493
*	Public Power Corp. SA	1,702,002	5,615
	Fourlis Holdings SA	632,040	4,502

49

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ellaktor SA	2,232,976	4,437
*	Holding Co. ADMIE IPTO SA	1,744,182	3,889
	Terna Energy SA	118,802	733
	Athens Water Supply & Sewage Co. SA	18,290	131
			421,445
Hong Kong (0.0%)
*,3	Tech Pro Technology Development Ltd.	122,060,000	1,058

Hungary (0.4%)
	OTP Bank Nyrt	4,152,291	181,054
*	MOL Hungarian Oil & Gas plc	7,077,994	81,792
	Richter Gedeon Nyrt	2,311,703	46,679
	Magyar Telekom Telecommunications plc	7,372,805	12,753
*	Opus Global Nyrt	1,114,611	3,120
			325,398
India (11.0%)
	Housing Development Finance Corp. Ltd.	26,272,650	739,880
	Reliance Industries Ltd.	51,147,349	735,056
	Infosys Ltd.	29,636,513	531,155
	Tata Consultancy Services Ltd.	7,595,080	400,919
	Maruti Suzuki India Ltd.	2,015,675	265,240
	Hindustan Unilever Ltd.	11,678,679	263,045
	Axis Bank Ltd.	28,528,069	220,135
	ITC Ltd.	48,575,258	204,326
*	Yes Bank Ltd.	27,573,353	148,837
	Sun Pharmaceutical Industries Ltd.	18,008,231	142,200
	HCL Technologies Ltd.	8,850,460	139,271
	Oil & Natural Gas Corp. Ltd.	51,240,853	138,237
	Mahindra & Mahindra Ltd.	10,304,106	134,309
	Bharti Airtel Ltd.	21,227,298	129,749
	Vedanta Ltd.	28,183,000	125,099
	Larsen & Toubro Ltd.	5,744,882	120,206
	Indiabulls Housing Finance Ltd.	5,572,674	108,599
	Eicher Motors Ltd.	228,107	106,083
	JSW Steel Ltd.	20,438,562	98,917
	Bharat Petroleum Corp. Ltd.	16,733,663	96,778
	Hero MotoCorp Ltd.	1,690,379	94,251
	Coal India Ltd.	21,180,306	90,241
	Asian Paints Ltd.	4,938,568	88,702
	Adani Ports & Special Economic Zone Ltd.	14,565,328	88,684
*	Tata Motors Ltd.	17,433,879	88,127
	Indian Oil Corp. Ltd.	36,228,442	87,668
	NTPC Ltd.	33,979,649	87,450
	UltraTech Cement Ltd.	1,414,620	86,811
	Bajaj Finance Ltd.	2,904,528	82,652
	Grasim Industries Ltd.	5,015,398	81,852
	Tech Mahindra Ltd.	8,036,620	80,403
	Zee Entertainment Enterprises Ltd.	9,042,861	79,494
	Titan Co. Ltd.	5,296,545	77,672
	Shriram Transport Finance Co. Ltd.	2,907,825	69,870
	Godrej Consumer Products Ltd.	4,187,169	69,839
	Bharti Infratel Ltd.	14,519,634	68,018
	UPL Ltd.	6,146,783	66,986
	State Bank of India	16,002,365	58,852
	Nestle India Ltd.	412,538	58,019
	Motherson Sumi Systems Ltd.	10,923,892	57,609
	Bajaj Auto Ltd.	1,304,816	57,497
	Piramal Enterprises Ltd.	1,467,556	56,971
	Bajaj Finserv Ltd.	689,232	56,438
*	United Spirits Ltd.	1,016,706	54,999
	Hindalco Industries Ltd.	15,659,639	54,839
	Cipla Ltd.	5,702,640	51,706
	Ambuja Cements Ltd.	13,555,290	50,784
	Dabur India Ltd.	9,171,922	50,625

50

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Ashok Leyland Ltd.	19,385,788	47,549
	Hindustan Petroleum Corp. Ltd.	10,372,103	47,136
	GAIL India Ltd.	9,425,950	45,803
	Wipro Ltd.	11,014,157	45,690
	Britannia Industries Ltd.	550,848	45,468
	Lupin Ltd.	3,719,912	45,098
	Aurobindo Pharma Ltd.	4,616,050	44,287
	Power Grid Corp. of India Ltd.	14,097,101	43,789
	State Bank of India GDR	1,167,406	42,934
	Tata Steel Ltd.	4,810,821	42,595
	ICICI Bank Ltd.	9,913,523	42,171
	Mahindra & Mahindra Financial Services Ltd.	5,131,380	40,436
	Bharat Forge Ltd.	3,455,904	39,947
	Marico Ltd.	7,954,175	39,499
	Pidilite Industries Ltd.	2,352,595	38,187
	LIC Housing Finance Ltd.	4,609,372	37,563
	Bosch Ltd.	128,725	37,328
	Shree Cement Ltd.	147,341	37,304
^	Wipro Ltd. ADR	7,609,573	36,374
	Mindtree Ltd.	2,244,916	36,298
	Dewan Housing Finance Corp. Ltd.	3,427,288	32,691
	Havells India Ltd.	4,002,551	32,675
	IndusInd Bank Ltd.	1,065,353	30,164
*	Bharat Financial Inclusion Ltd.	1,721,185	29,862
	Federal Bank Ltd.	20,092,495	29,453
	Page Industries Ltd.	79,896	28,840
2	ICICI Prudential Life Insurance Co. Ltd.	4,494,943	28,610
*	Cadila Healthcare Ltd.	4,379,355	26,991
	Siemens Ltd.	1,578,412	26,469
*	Oracle Financial Services Software Ltd.	404,526	26,049
	DLF Ltd.	7,846,946	26,036
*	Idea Cellular Ltd.	24,731,346	25,534
	NMDC Ltd.	13,659,564	25,447
	Rajesh Exports Ltd.	2,493,323	25,438
	Divi's Laboratories Ltd.	1,399,456	25,024
	Edelweiss Financial Services Ltd.	5,768,807	24,581
	Crompton Greaves Consumer Electricals Ltd.	6,987,780	24,561
*	Jindal Steel & Power Ltd.	6,478,391	24,245
^	Dr Reddy's Laboratories Ltd. ADR	749,351	24,212
	Biocon Ltd.	2,414,829	24,065
	Tata Power Co. Ltd.	17,975,445	23,691
	Mphasis Ltd.	1,514,335	23,431
	Jubilant Foodworks Ltd.	599,938	22,698
	Rural Electrification Corp. Ltd.	11,888,245	22,629
	United Breweries Ltd.	1,253,506	22,444
2	InterGlobe Aviation Ltd.	1,060,371	22,222
	Bharat Electronics Ltd.	11,171,433	21,845
	Glenmark Pharmaceuticals Ltd.	2,511,109	21,467
	Hindustan Zinc Ltd.	4,338,093	21,193
	Bajaj Holdings & Investment Ltd.	518,071	20,964
*,2	Avenue Supermarts Ltd.	941,397	20,893
	Dr Reddy's Laboratories Ltd.	657,542	20,798
	ACC Ltd.	874,508	20,738
	Apollo Hospitals Enterprise Ltd.	1,266,947	20,671
	Bharat Heavy Electricals Ltd.	15,712,516	20,568
	Sun TV Network Ltd.	1,563,526	20,526
	Colgate-Palmolive India Ltd.	1,215,153	20,403
	MRF Ltd.	16,677	19,914
	ABB India Ltd.	977,910	19,866
*	Steel Authority of India Ltd.	16,643,922	19,194
	Alkem Laboratories Ltd.	644,334	19,027
	Container Corp. Of India Ltd.	961,784	18,735
	Info Edge India Ltd.	1,005,386	18,654
	TVS Motor Co. Ltd.	1,869,641	18,619

51

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	L&T Finance Holdings Ltd.	7,040,143	18,155
	Bank of Baroda	8,114,202	17,989
	GlaxoSmithKline Consumer Healthcare Ltd.	191,830	17,503
*	Max Financial Services Ltd.	2,222,327	17,133
	Natco Pharma Ltd.	1,407,551	16,966
	IDFC Bank Ltd.	23,452,344	16,909
	Berger Paints India Ltd.	3,885,997	16,637
*	Future Retail Ltd.	1,849,100	16,630
	Emami Ltd.	991,852	16,542
	Apollo Tyres Ltd.	3,759,340	16,541
	Indian Hotels Co. Ltd.	7,499,546	16,517
	CESC Ltd.	1,042,062	16,511
	Dalmia Bharat Ltd.	355,463	16,198
	Exide Industries Ltd.	4,346,622	16,077
	NHPC Ltd.	37,550,287	15,970
	Jubilant Life Sciences Ltd.	1,198,249	15,743
	Cummins India Ltd.	1,358,933	15,628
	Cholamandalam Investment and Finance Co. Ltd.	600,230	15,601
	Reliance Infrastructure Ltd.	2,304,507	15,464
	Power Finance Corp. Ltd.	11,684,839	15,322
	Torrent Pharmaceuticals Ltd.	714,854	15,131
*	Tata Motors Ltd. Class A	5,271,570	15,037
	Voltas Ltd.	1,567,315	15,029
	Balkrishna Industries Ltd.	773,620	14,747
*	Indiabulls Real Estate Ltd.	4,384,301	14,028
	Reliance Capital Ltd.	2,145,684	13,906
	Tata Communications Ltd.	1,493,273	13,895
	Oil India Ltd.	3,921,542	13,617
	Castrol India Ltd.	4,608,398	13,407
	Tata Global Beverages Ltd.	2,992,924	13,284
	Manappuram Finance Ltd.	7,218,121	13,146
	GRUH Finance Ltd.	1,302,298	13,136
	Hexaware Technologies Ltd.	1,947,544	13,048
	Vakrangee Ltd.	8,678,376	12,948
	NCC Ltd.	6,359,831	12,640
	IIFL Holdings Ltd.	1,092,152	12,535
	KPIT Technologies Ltd.	3,043,362	11,741
	Muthoot Finance Ltd.	1,743,772	11,713
	AIA Engineering Ltd.	536,864	11,605
	Arvind Ltd.	1,823,444	11,512
*	GMR Infrastructure Ltd.	37,251,345	11,369
*	Indiabulls Ventures Ltd.	1,563,435	11,214
	Whirlpool of India Ltd.	472,772	11,168
	Godrej Industries Ltd.	1,239,157	11,081
*	Fortis Healthcare Ltd.	4,817,939	10,883
	Ramco Cements Ltd.	881,405	10,838
*	NBCC India Ltd.	6,904,616	10,815
	Petronet LNG Ltd.	3,187,299	10,801
	Kansai Nerolac Paints Ltd.	1,428,824	10,689
	Supreme Industries Ltd.	504,141	10,414
	Adani Enterprises Ltd.	4,974,450	10,356
*	Punjab National Bank	7,250,251	10,315
*	CG Power and Industrial Solutions Ltd.	8,197,449	10,235
	Gillette India Ltd.	104,616	10,227
*	Adani Transmission Ltd.	4,026,937	10,106
	HEG Ltd.	243,474	10,049
	Oberoi Realty Ltd.	1,214,474	9,959
	PI Industries Ltd.	763,862	9,910
	KRBL Ltd.	1,474,543	9,859
	JSW Energy Ltd.	7,723,624	9,733
*,2	ICICI Lombard General Insurance Co. Ltd.	852,836	9,708
	Persistent Systems Ltd.	767,852	9,260
	National Aluminium Co. Ltd.	7,607,445	9,099
	Kajaria Ceramics Ltd.	1,092,252	8,902

52

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	GlaxoSmithKline Pharmaceuticals Ltd.	250,303	8,783
	Bayer CropScience Ltd.	119,957	8,431
	Canara Bank	2,120,728	8,383
	PVR Ltd.	386,023	8,310
	Escorts Ltd.	538,681	8,065
*	Wockhardt Ltd.	647,283	8,051
	Sundaram Finance Ltd.	299,161	7,918
	IRB Infrastructure Developers Ltd.	1,865,631	7,852
	Amara Raja Batteries Ltd.	610,070	7,845
	Prestige Estates Projects Ltd.	1,712,550	7,806
*	IDBI Bank Ltd.	7,872,869	7,744
	Century Textiles & Industries Ltd.	410,383	7,734
	Torrent Power Ltd.	2,101,931	7,728
	Jain Irrigation Systems Ltd.	4,447,174	7,723
	Karur Vysya Bank Ltd.	4,701,856	7,647
*	Indraprastha Gas Ltd.	1,748,695	7,507
	Coromandel International Ltd.	1,041,142	7,396
	Gujarat Pipavav Port Ltd.	3,327,104	7,359
	Graphite India Ltd.	700,767	7,281
	Ipca Laboratories Ltd.	643,477	7,224
	Ceat Ltd.	297,997	7,067
*,2	AU Small Finance Bank Ltd.	655,507	7,065
*	Sun Pharma Advanced Research Co. Ltd.	1,119,491	7,061
	Indian Bank	1,474,695	7,054
	Care Ratings Ltd.	367,217	6,993
	Radico Khaitan Ltd.	1,118,798	6,981
*	Ajanta Pharma Ltd.	336,998	6,829
	Strides Shasun Ltd.	714,958	6,807
	Sterlite Technologies Ltd.	1,290,841	6,767
	WABCO India Ltd.	55,399	6,716
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	6,713
	Sadbhav Engineering Ltd.	1,138,749	6,492
*	Suzlon Energy Ltd.	39,758,353	6,452
	Thermax Ltd.	376,135	6,390
*	Bank of India	4,112,358	6,361
	Redington India Ltd.	3,070,647	6,342
	SRF Ltd.	174,506	6,237
	TI Financial Holdings Ltd.	562,564	6,080
*	Just Dial Ltd.	892,695	5,921
*	Adani Power Ltd.	15,225,846	5,821
*	Reliance Power Ltd.	10,547,220	5,815
	Symphony Ltd.	213,533	5,801
	Welspun India Ltd.	6,783,833	5,792
*,2	Quess Corp. Ltd.	331,304	5,759
	eClerx Services Ltd.	286,320	5,705
	Rain Industries Ltd.	1,195,430	5,688
*	Aditya Birla Fashion and Retail Ltd.	2,597,447	5,679
2	Syngene International Ltd.	602,345	5,613
*	Jaiprakash Associates Ltd.	18,964,999	5,594
*,2	Dilip Buildcon Ltd.	321,712	5,570
	JM Financial Ltd.	2,596,641	5,500
	Sanofi India Ltd.	75,604	5,496
*	Godrej Properties Ltd.	448,550	5,394
	Pfizer Ltd.	155,925	5,310
	Engineers India Ltd.	2,189,672	5,194
*	Mahindra CIE Automotive Ltd.	1,383,911	5,166
	Blue Dart Express Ltd.	92,588	5,100
	Gujarat Fluorochemicals Ltd.	396,332	5,046
	Gujarat State Petronet Ltd.	1,866,958	4,979
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	4,945
	Cox & Kings Ltd.	1,502,091	4,928
*	TV18 Broadcast Ltd.	5,138,868	4,887
*,2	Eris Lifesciences Ltd.	415,074	4,854
	Repco Home Finance Ltd.	504,928	4,853

53

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Great Eastern Shipping Co. Ltd.	878,930	4,831
	GE T&D India Ltd.	854,541	4,812
	PC Jeweller Ltd.	2,233,153	4,812
	Motilal Oswal Financial Services Ltd.	323,493	4,737
*	Avanti Feeds Ltd.	127,115	4,718
*	Capital First Ltd.	490,650	4,700
	Jindal Saw Ltd.	2,501,190	4,604
	Alembic Pharmaceuticals Ltd.	574,086	4,591
	Sobha Ltd.	553,058	4,540
*	Dish TV India Ltd.	3,989,003	4,479
	Gujarat Gas Ltd.	338,166	4,471
	Srei Infrastructure Finance Ltd.	3,494,023	4,455
	Bajaj Corp. Ltd.	578,387	4,140
	India Cements Ltd.	1,889,968	4,137
	Varun Beverages Ltd.	411,225	4,006
	IDFC Ltd.	4,559,544	3,989
*	Reliance Communications Ltd.	17,214,298	3,917
	PTC India Ltd.	2,630,256	3,612
	South Indian Bank Ltd.	9,144,582	3,604
	Welspun Corp. Ltd.	1,668,231	3,529
	Kaveri Seed Co. Ltd.	430,711	3,439
	Karnataka Bank Ltd.	1,855,436	3,385
2	Dr Lal PathLabs Ltd.	266,448	3,369
*	Union Bank of India	2,362,060	3,344
*	Bombay Burmah Trading Co. Ltd.	135,672	3,289
*	IFCI Ltd.	10,892,947	3,229
	Raymond Ltd.	186,308	3,094
*	Unitech Ltd.	34,945,519	2,988
*,2	Larsen & Toubro Infotech Ltd.	125,835	2,946
	Minda Industries Ltd.	169,386	2,783
*	Equitas Holdings Ltd.	1,189,264	2,742
	Phoenix Mills Ltd.	287,209	2,681
*	Jet Airways India Ltd.	277,508	2,660
	Vijaya Bank	2,789,455	2,648
*	Hindustan Construction Co. Ltd.	7,450,944	2,617
	VA Tech Wabag Ltd.	344,406	2,612
*	Syndicate Bank	3,117,293	2,558
*	RattanIndia Power Ltd.	33,153,204	2,521
*,2	Endurance Technologies Ltd.	130,178	2,478
*	Housing Development & Infrastructure Ltd.	4,877,229	2,414
	Multi Commodity Exchange of India Ltd.	206,525	2,400
	Balrampur Chini Mills Ltd.	2,244,300	2,340
	City Union Bank Ltd.	816,860	2,245
*	Reliance Home Finance Ltd.	2,388,370	2,219
*	Sintex Plastics Technology Ltd.	2,728,155	2,189
*	Central Bank of India	1,990,196	2,087
*	Indian Overseas Bank	7,504,203	2,059
*	Rolta India Ltd.	2,063,604	1,908
*	Jammu & Kashmir Bank Ltd.	2,201,271	1,869
	Gujarat Mineral Development Corp. Ltd.	906,524	1,831
	Gateway Distriparks Ltd.	712,092	1,791
*	DEN Networks Ltd.	1,135,308	1,753
*	Oriental Bank of Commerce	1,250,565	1,750
*	Shipping Corp. of India Ltd.	1,518,067	1,686
*	Allahabad Bank Ltd.	2,197,982	1,608
	Sintex Industries Ltd.	6,043,284	1,602
*	Bajaj Hindusthan Sugar Ltd.	11,726,716	1,533
*,3	Adani Green Energy Ltd.	3,785,556	1,457
*	Corp. Bank	3,209,758	1,442
	Marksans Pharma Ltd.	2,886,931	1,434
*	Shree Renuka Sugars Ltd.	6,112,736	1,433
2	Laurus Labs Ltd.	169,197	1,294
*	UCO Bank	3,911,966	1,150
	Sundram Fasteners Ltd.	118,769	1,057

54

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	GE Power India Ltd.	77,455	984
*	Andhra Bank	1,615,424	956
	Infosys Ltd. ADR	53,114	939
	Mahanagar Gas Ltd.	67,277	893
*	Thomas Cook India Ltd.	135,091	585
	McLeod Russel India Ltd.	126,557	293
*	Amtek Auto Ltd.	1,177,846	255
*,3	Solara Active Pharma Sciences Ltd.	119,159	206
	Tube Investments of India Ltd.	47,579	167
*	Sundaram Finance Holdings Ltd.	68,364	151
2	Reliance Industries Ltd. GDR	2,576	74
*	JITF Infralogistics Ltd.	93,891	50
	HDFC Bank Ltd. ADR	393	38
			10,175,637
Indonesia (2.1%)
	Bank Central Asia Tbk PT	159,070,334	251,535
	Telekomunikasi Indonesia Persero Tbk PT	780,789,586	213,058
	Bank Rakyat Indonesia Persero Tbk PT	873,133,900	201,317
	Astra International Tbk PT	332,981,516	170,429
	Bank Mandiri Persero Tbk PT	306,070,329	155,041
	Bank Negara Indonesia Persero Tbk PT	124,645,239	71,760
	United Tractors Tbk PT	25,220,302	61,535
	Unilever Indonesia Tbk PT	18,459,917	61,355
	Gudang Garam Tbk PT	7,904,638	39,269
	Indofood Sukses Makmur Tbk PT	74,809,246	37,402
	Hanjaya Mandala Sampoerna Tbk PT	143,725,345	36,419
	Kalbe Farma Tbk PT	325,114,636	35,098
*	Semen Indonesia Persero Tbk PT	49,587,507	34,249
	Charoen Pokphand Indonesia Tbk PT	123,982,804	32,685
	Matahari Department Store Tbk PT	39,633,601	29,346
	Indah Kiat Pulp & Paper Corp. Tbk PT	29,891,400	28,221
	Indocement Tunggal Prakarsa Tbk PT	22,233,445	28,137
	Adaro Energy Tbk PT	212,236,278	27,793
	Perusahaan Gas Negara Persero Tbk PT	176,234,600	24,947
	Bank Danamon Indonesia Tbk PT	52,143,555	24,856
	Indofood CBP Sukses Makmur Tbk PT	39,535,606	24,562
	Ciputra Development Tbk PT	237,089,885	18,650
	Surya Citra Media Tbk PT	96,209,135	17,610
	Bukit Asam Tbk PT	70,338,347	16,261
	Pakuwon Jati Tbk PT	380,633,800	16,089
	Bumi Serpong Damai Tbk PT	129,326,200	15,617
	Tower Bersama Infrastructure Tbk PT	34,085,812	13,576
	Bank Tabungan Negara Persero Tbk PT	58,698,200	13,081
	Jasa Marga Persero Tbk PT	40,800,702	12,755
	Semen Baturaja Persero TbK PT	42,074,998	12,669
	Indo Tambangraya Megah Tbk PT	7,290,985	12,356
	Summarecon Agung Tbk PT	179,429,764	11,609
*	Lippo Karawaci Tbk PT	331,241,211	10,580
	Waskita Karya Persero Tbk PT	64,934,600	10,258
	Ace Hardware Indonesia Tbk PT	107,336,000	10,031
*	Medco Energi Internasional Tbk PT	116,436,329	10,007
*	XL Axiata Tbk PT	65,717,805	9,961
	Aneka Tambang Tbk	162,888,752	9,790
	Japfa Comfeed Indonesia Tbk PT	89,387,500	9,681
	AKR Corporindo Tbk PT	26,324,800	9,218
*	Barito Pacific Tbk PT	47,152,464	8,337
	Media Nusantara Citra Tbk PT	87,215,492	8,251
*	Vale Indonesia Tbk PT	34,543,791	7,767
*	Sentul City Tbk PT	557,043,600	7,434
*	PP Persero Tbk PT	40,447,722	7,021
*	Kresna Graha Investama Tbk PT	145,939,840	6,870
	Link Net Tbk PT	15,571,000	6,065
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	40,274,500	5,960
	Astra Agro Lestari Tbk PT	6,484,762	5,945

55

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Global Mediacom Tbk PT	123,817,489	5,144
*	Wijaya Karya Persero Tbk PT	44,722,659	5,071
	Mitra Adiperkasa Tbk PT	8,428,900	4,997
	Alam Sutera Realty Tbk PT	174,760,500	4,555
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,605,400	3,672
	Adhi Karya Persero Tbk PT	23,977,636	3,207
	Ramayana Lestari Sentosa Tbk PT	29,261,839	2,986
*	Panin Financial Tbk PT	164,231,300	2,775
*	Eagle High Plantations Tbk PT	147,060,500	2,630
	Timah Tbk PT	32,115,231	2,351
	Kawasan Industri Jababeka Tbk PT	101,677,781	1,795
*	Siloam International Hospitals Tbk PT	3,476,151	1,750
*	Krakatau Steel Persero Tbk PT	49,570,190	1,563
	Surya Semesta Internusa Tbk PT	38,924,900	1,488
	Salim Ivomas Pratama Tbk PT	32,805,500	1,329
	Wijaya Karya Beton Tbk PT	37,553,800	1,282
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	32,541,705	1,263
	Agung Podomoro Land Tbk PT	66,241,600	1,006
	Intiland Development Tbk PT	40,073,600	887
	Bekasi Fajar Industrial Estate Tbk PT	40,037,600	763
*	Matahari Putra Prima Tbk PT	29,655,900	724
*	Lippo Cikarang Tbk PT	3,536,800	586
	Sampoerna Agro PT	1,356,500	229
*,3	Sigmagold Inti Perkasa Tbk PT	35,751,000	129
			1,944,645
Malaysia (3.3%)
	Public Bank Bhd. (Local)	51,178,658	309,681
	Tenaga Nasional Bhd.	67,406,411	271,424
	Malayan Banking Bhd.	97,649,792	267,704
	CIMB Group Holdings Bhd.	109,538,838	199,630
	Petronas Chemicals Group Bhd.	47,004,732	100,985
	Axiata Group Bhd.	74,286,519	99,675
	Genting Bhd.	38,246,084	86,857
	Sime Darby Plantation Bhd.	58,919,879	83,523
	IHH Healthcare Bhd.	47,771,475	73,805
	DiGi.Com Bhd.	62,595,033	73,472
	IOI Corp. Bhd.	56,301,390	68,401
	Maxis Bhd.	45,344,350	67,155
	Genting Malaysia Bhd.	47,728,337	62,141
	Dialog Group Bhd.	78,741,300	61,531
	Petronas Gas Bhd.	13,209,753	59,768
	Hong Leong Bank Bhd.	10,828,142	52,204
	Kuala Lumpur Kepong Bhd.	8,028,592	52,032
	Gamuda Bhd.	37,517,017	48,988
	PPB Group Bhd.	9,909,667	48,489
	MISC Bhd.	24,826,614	45,080
	IJM Corp. Bhd.	54,064,834	40,930
	Sime Darby Bhd.	58,180,336	39,401
	Malaysia Airports Holdings Bhd.	16,571,100	37,964
	Press Metal Aluminium Holdings Bhd.	30,313,420	36,984
	Hartalega Holdings Bhd.	23,826,400	35,461
	Top Glove Corp. Bhd.	14,562,900	35,156
	Petronas Dagangan Bhd.	4,846,507	33,269
	AMMB Holdings Bhd.	33,346,545	32,935
	YTL Corp. Bhd.	85,535,210	31,438
	Nestle Malaysia Bhd.	782,557	27,489
	Telekom Malaysia Bhd.	20,076,778	27,005
	AirAsia Group Bhd.	27,027,148	26,403
	My EG Services Bhd.	39,020,750	25,874
	RHB Bank Bhd.	19,098,600	25,680
	Alliance Bank Malaysia Bhd.	21,777,717	24,042
	Sime Darby Property Bhd.	61,682,242	23,371
	Hong Leong Financial Group Bhd.	4,381,041	21,628
2	Astro Malaysia Holdings Bhd.	36,719,473	17,783

56

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	KLCCP Stapled Group Bhd.	8,303,846	16,418
	Westports Holdings Bhd.	19,338,901	16,339
	HAP Seng Consolidated Bhd.	6,529,700	16,247
	Bursa Malaysia Bhd.	8,748,000	16,050
	British American Tobacco Malaysia Bhd.	2,449,534	15,273
	Felda Global Ventures Holdings Bhd.	34,906,157	15,107
	Inari Amertron Bhd.	33,528,000	14,522
	IOI Properties Group Bhd.	35,808,270	14,220
*	Bumi Armada Bhd.	65,878,828	14,042
	Genting Plantations Bhd.	5,562,800	14,040
*	Sapura Energy Bhd.	82,859,862	13,340
	YTL Power International Bhd.	53,777,733	12,558
	SP Setia Bhd. Group	13,820,245	11,190
*,2	Lotte Chemical Titan Holding Bhd.	7,556,747	10,937
	Sunway REIT	25,850,700	10,598
	Sunway Bhd.	25,506,538	9,783
	Malaysian Resources Corp. Bhd.	36,369,000	9,448
	Malaysia Building Society Bhd.	31,362,600	9,154
	TIME dotCom Bhd.	4,311,500	8,814
	Berjaya Sports Toto Bhd.	16,026,898	8,568
	Malakoff Corp. Bhd.	37,300,000	8,556
	DRB-Hicom Bhd.	15,384,700	8,423
	VS Industry Bhd.	12,776,200	7,273
	QL Resources Bhd.	5,521,320	7,222
	Cahya Mata Sarawak Bhd.	6,992,200	7,185
	Kossan Rubber Industries Bhd.	4,192,300	7,116
	Yinson Holdings Bhd.	6,983,400	7,021
*	UEM Sunrise Bhd.	29,884,800	7,000
	IGB REIT	16,706,370	6,777
	Fraser & Neave Holdings Bhd.	726,400	6,654
	Pos Malaysia Bhd.	6,548,600	6,131
	MMC Corp. Bhd.	16,231,595	5,913
*	WCT Holdings Bhd.	16,133,862	5,034
	KPJ Healthcare Bhd.	20,534,100	4,846
*	UMW Oil & Gas Corp. Bhd.	65,267,327	4,441
	Bermaz Auto Bhd.	6,878,600	3,883
	Unisem M Bhd.	7,721,000	3,529
	Supermax Corp. Bhd.	4,344,400	3,170
	Eastern & Oriental Bhd.	8,533,200	3,036
*	Berjaya Corp. Bhd.	40,686,589	2,993
*	Eco World Development Group Bhd.	9,892,000	2,889
*	AirAsia X Bhd.	27,661,300	2,691
	Pavilion REIT	6,381,700	2,432
	Padini Holdings Bhd.	1,581,437	1,709
	Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,322
	Sunway Construction Group Bhd.	2,138,100	1,222
	Syarikat Takaful Malaysia Bhd.	1,332,400	1,176
	Datasonic Group Bhd.	4,951,100	1,139
	Muhibbah Engineering M Bhd.	1,452,600	1,091
*	Mulpha International Bhd.	1,877,950	975
*	KNM Group Bhd.	16,010,600	833
*	Lafarge Malaysia Bhd.	710,981	762
*	Parkson Holdings Bhd.	6,661,400	674
*	UMW Oil & Gas Corp. Bhd. Warrants Exp. 09/30/2024	20,487,189	627
*	Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	329
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	291
*,3	RHB Bank Bhd. (XKLS)	11,952,935	148
	Coastal Contracts Bhd.	160,900	48
			3,068,567
Mexico (3.3%)
	America Movil SAB de CV	484,313,457	448,265
	Fomento Economico Mexicano SAB de CV	34,426,211	332,775
	Grupo Financiero Banorte SAB de CV	40,157,082	251,266
	Wal-Mart de Mexico SAB de CV	84,601,016	235,093

57

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Grupo Mexico SAB de CV Class B	54,571,347	181,408
*	Cemex SAB de CV	239,791,408	150,014
	Grupo Televisa SAB	40,796,947	146,417
*	Grupo Bimbo SAB de CV Class A	39,818,098	92,679
	Fibra Uno Administracion SA de CV	51,925,511	85,987
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,776,764	70,492
	Grupo Financiero Inbursa SAB de CV	38,166,559	63,590
	Alfa SAB de CV Class A	49,353,167	63,360
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,513,637	63,188
	Coca-Cola Femsa SAB de CV	8,285,284	53,795
	Mexichem SAB de CV	17,001,314	53,107
	Infraestructura Energetica Nova SAB de CV	10,292,172	45,308
	Industrias Penoles SAB de CV	2,038,823	42,793
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Class B	28,834,977	42,739
	Gruma SAB de CV Class B	3,408,500	41,632
	Arca Continental SAB de CV	5,939,535	41,051
*	Promotora y Operadora de Infraestructura SAB de CV Ordinary Shares	3,578,998	36,674
	Alsea SAB de CV	9,814,058	36,502
	Grupo Elektra SAB de CV	1,043,759	28,464
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,020,973	26,589
	Megacable Holdings SAB de CV	5,520,786	25,387
	Kimberly-Clark de Mexico SAB de CV Class A	13,587,713	24,659
	Banregio Grupo Financiero SAB de CV	3,835,196	24,502
	El Puerto de Liverpool SAB de CV	3,385,864	22,591
	Grupo Carso SAB de CV	5,991,172	21,527
*	Telesites SAB de CV	24,709,353	19,052
	Bolsa Mexicana de Valores SAB de CV	8,956,312	17,279
	Industrias Bachoco SAB de CV Class B	3,126,612	16,108
	Macquarie Mexico Real Estate Management SA de CV	14,536,937	15,515
	Gentera SAB de CV	18,813,860	15,039
	PLA Administradora Industrial S de RL de CV	9,146,587	14,584
*	Industrias CH SAB de CV Class B	2,798,952	13,906
*	Genomma Lab Internacional SAB de CV Class B	13,419,769	13,052
	Corp Inmobiliaria Vesta SAB de CV	8,621,155	12,446
	Grupo Comercial Chedraui SAB de CV	5,830,240	12,223
*	Becle SAB de CV	6,799,700	11,518
	Grupo Lala SAB de CV	8,731,595	11,168
	Prologis Property Mexico SA de CV	5,616,902	10,434
*	La Comer SAB de CV	9,801,500	10,330
2	Banco del Bajio SA	4,552,976	9,711
*	Organizacion Soriana SAB de CV Class B	4,831,150	8,928
	Alpek SAB de CV	5,748,763	8,241
2	Nemak SAB de CV	10,652,965	8,037
	Grupo Financiero Interacciones SA de CV	1,512,700	7,438
*	Hoteles City Express SAB de CV	5,172,173	7,312
	Concentradora Fibra Danhos SA de CV	3,973,414	7,066
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,410,779	6,507
	Qualitas Controladora SAB de CV	2,295,200	6,407
*	Grupo Aeromexico SAB de CV	4,386,699	6,134
	Grupo Herdez SAB de CV	2,394,426	5,732
*	Unifin Financiera SAB de CV SOFOM ENR	1,162,045	4,159
*	Credito Real SAB de CV SOFOM ER	2,524,778	3,704
*	Promotora y Operadora de Infraestructura SAB de CV	521,055	3,638
*	Grupo Simec SAB de CV Class B	999,230	3,251
2	Concentradora Fibra Hotelera Mexicana SA de CV	5,226,106	3,250
	TV Azteca SAB de CV	20,446,303	3,192
*	Grupo GICSA SA de CV	5,144,800	2,726
	OHL Mexico SAB de CV	1,626,016	2,432
	Rassini SAB de CV	439,041	1,853
*	Axtel SAB de CV	5,707,300	1,294
*,2	Elementia SAB de CV	1,218,750	1,090
	Consorcio ARA SAB de CV	2,366,068	893
*,3	Empresas ICA SAB de CV	104,678	8
			3,057,511

58

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

Market
Value
Shares	($000)
Pakistan (0.2%)
Lucky Cement Ltd.	3,654,684	20,914
Habib Bank Ltd.	12,054,062	20,298
Oil & Gas Development Co. Ltd.	12,503,600	18,069
Engro Corp. Ltd.	5,612,842	15,177
Pakistan Petroleum Ltd.	8,001,389	14,829
Pakistan State Oil Co. Ltd.	4,709,050	13,829
Hub Power Co. Ltd.	15,052,943	13,405
United Bank Ltd.	6,878,600	11,943
Pakistan Oilfields Ltd.	1,947,400	11,458
MCB Bank Ltd.	4,902,864	8,860
Fauji Fertilizer Co. Ltd.	10,134,374	8,741
SUI Northern Gas Pipeline Ltd.	6,556,300	6,437
DG Khan Cement Co. Ltd.	4,898,770	6,154
Searle Co. Ltd.	1,975,733	6,083
Engro Fertilizers Ltd.	8,206,380	5,120
*	SUI Southern Gas Co. Ltd.	14,985,400	4,845
Kot Addu Power Co. Ltd.	9,131,721	4,736
*	National Bank of Pakistan	8,789,900	3,857
Nishat Mills Ltd.	2,665,900	3,365
Fauji Cement Co. Ltd.	5,841,901	1,425
Millat Tractors Ltd.	99,930	1,133
Fauji Fertilizer Bin Qasim Ltd.	2,622,500	995
Pakistan Telecommunication Co. Ltd.	8,483,500	895
Mari Petroleum Co. Ltd.	67,240	892
Thal Ltd.	181,766	862
Bank Alfalah Ltd.	45,000	20
204,342
Peru (0.4%)
Credicorp Ltd.	761,218	176,975
Credicorp Ltd. (XLIM)	357,268	82,529
Cia de Minas Buenaventura SAA ADR	2,955,295	47,137
Volcan Cia Minera SAA Class B	33,027,173	11,879
3	Cia de Minas Buenaventura SAA	461,011	7,440
325,960
Philippines (1.3%)
SM Investments Corp.	7,959,530	143,933
SM Prime Holdings Inc.	149,629,071	98,607
Ayala Land Inc.	115,846,200	91,031
BDO Unibank Inc.	32,639,390	82,788
Ayala Corp.	4,086,486	76,013
Bank of the Philippine Islands	29,934,737	60,589
PLDT Inc.	1,951,255	54,608
Aboitiz Equity Ventures Inc.	37,570,511	50,478
Metropolitan Bank & Trust Co.	27,168,528	44,498
Universal Robina Corp.	14,773,835	40,095
Jollibee Foods Corp.	7,279,039	40,003
JG Summit Holdings Inc.	28,017,980	34,514
Security Bank Corp.	7,486,330	30,146
International Container Terminal Services Inc.	18,355,112	29,938
GT Capital Holdings Inc.	1,426,546	28,913
Manila Electric Co.	4,540,444	28,187
Metro Pacific Investments Corp.	243,311,700	23,930
Aboitiz Power Corp.	26,080,075	19,116
Megaworld Corp.	219,811,375	19,075
LT Group Inc.	47,081,417	18,360
*	Alliance Global Group Inc.	69,324,425	17,461
DMCI Holdings Inc.	72,949,762	15,506
Bloomberry Resorts Corp.	63,966,372	15,152
Globe Telecom Inc.	451,679	13,448
Puregold Price Club Inc.	14,300,200	13,076
Semirara Mining & Power Corp. Class A	20,960,712	12,485
Pilipinas Shell Petroleum Corp.	11,442,900	11,559
Robinsons Retail Holdings Inc.	6,492,630	11,405

59

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Robinsons Land Corp.	29,325,364	10,114
	Petron Corp.	41,118,914	7,374
	Manila Water Co. Inc.	12,990,800	6,969
	Vista Land & Lifescapes Inc.	51,560,205	6,465
	D&L Industries Inc.	29,442,100	6,162
	First Gen Corp.	19,168,500	5,765
*	DoubleDragon Properties Corp.	9,517,420	5,734
	Century Pacific Food Inc.	14,111,700	4,503
*	Melco Resorts And Entertainment Philippines Corp.	30,167,400	3,988
	Cosco Capital Inc.	30,819,100	3,983
	Cebu Air Inc.	2,274,720	3,891
	Filinvest Land Inc.	111,966,000	3,594
*	Energy Development Corp.	24,178,488	2,521
*,2	CEMEX Holdings Philippines Inc.	34,785,723	2,405
	First Philippine Holdings Corp.	1,876,410	2,354
	Nickel Asia Corp.	22,399,200	2,246
	Emperador Inc.	8,201,469	1,140
	Lopez Holdings Corp.	12,804,000	1,066
			1,205,188
Poland (1.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	13,987,543	166,062
	Polski Koncern Naftowy ORLEN SA	5,064,350	128,988
	Powszechny Zaklad Ubezpieczen SA	9,198,176	111,822
	Bank Polska Kasa Opieki SA	2,576,437	85,504
	LPP SA	24,730	64,314
	KGHM Polska Miedz SA	2,229,081	59,086
	Bank Zachodni WBK SA	474,781	50,088
	Polskie Gornictwo Naftowe i Gazownictwo SA	28,256,444	49,594
	CD Projekt SA	1,065,439	37,599
*	PGE Polska Grupa Energetyczna SA	12,025,187	35,750
*	Alior Bank SA	1,573,725	31,661
*	mBank SA	226,541	27,583
	CCC SA	361,938	26,588
*	Bank Millennium SA	10,749,014	26,135
	Grupa Lotos SA	1,539,367	24,116
*	Jastrzebska Spolka Weglowa SA	886,815	20,795
	Cyfrowy Polsat SA	2,529,881	18,451
^	KRUK SA	281,273	18,358
*,2	Dino Polska SA	677,258	18,216
	Asseco Poland SA	1,395,465	17,424
*	Orange Polska SA	11,080,381	16,588
2	PLAY Communications SA	1,813,303	15,261
	Bank Handlowy w Warszawie SA	537,012	12,675
	Grupa Azoty SA	798,116	12,147
	Kernel Holding SA	862,181	11,684
*	Tauron Polska Energia SA	17,136,691	11,436
	Enea SA	3,549,541	10,515
	Energa SA	3,545,522	10,360
*	AmRest Holdings SE	78,646	10,304
^	Eurocash SA	1,393,522	9,694
	Budimex SA	128,106	6,839
*	Ciech SA	365,316	5,904
*	PKP Cargo SA	373,905	4,365
	Warsaw Stock Exchange	197,628	2,217
*	Getin Noble Bank SA	5,921,365	1,950
	Neuca SA	18,116	1,595
	Lubelski Wegiel Bogdanka SA	99,693	1,561
*	Boryszew SA	498,060	1,253
*	Medicalgorithmics SA	11,082	469
*	Bioton SA	227,644	340
*	Getin Holding SA	1,133,479	306
*	getBACK SA	244,703	259
			1,165,856

60

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

		Market
		Value
	Shares	($000)
Qatar (0.6%)
Qatar National Bank QPSC	3,798,166	157,213
Industries Qatar QSC	2,483,027	76,207
Masraf Al Rayan QSC	6,193,381	60,531
Commercial Bank PQSC	3,215,576	31,847
Qatar Islamic Bank	1,016,091	29,855
Ooredoo QPSC	1,362,830	29,648
Qatar Electricity & Water Co. QSC	451,059	24,494
Doha Bank QPSC	2,648,251	19,682
Qatar Gas Transport Co. Ltd.	4,464,679	17,971
Barwa Real Estate Co.	1,728,889	16,757
* Vodafone Qatar QSC	5,773,320	14,826
United Development Co. QSC	3,002,898	12,013
Qatar International Islamic Bank QSC	669,320	10,436
* Ezdan Holding Group QSC	2,733,806	8,361
Qatar Navigation QSC	536,791	8,288
Medicare Group	238,866	4,347
* Gulf International Services QSC	723,079	3,689
Al Meera Consumer Goods Co. QSC	93,648	3,539
* Salam International Investment Ltd. QSC	1,750,127	2,720
Gulf Warehousing Co.	162,981	1,913
		534,337
Russia (3.5%)
Sberbank of Russia PJSC	175,778,078	633,608
Lukoil PJSC ADR	4,371,381	291,378
LUKOIL PJSC	3,302,301	217,968
Gazprom PJSC	89,203,693	206,717
Gazprom PJSC ADR	41,328,091	190,708
Tatneft PJSC ADR	2,772,088	178,050
Novatek PJSC GDR	890,573	113,117
Novatek PJSC	8,821,587	107,866
Magnit PJSC GDR	5,322,227	100,630
Tatneft PJSC	9,279,982	98,890
Mobile TeleSystems PJSC ADR	8,146,921	85,543
MMC Norilsk Nickel PJSC ADR	4,419,497	75,952
AK Transneft OAO Preference Shares	25,923	70,990
Rosneft Oil Co. PJSC GDR	11,613,864	70,647
Alrosa PJSC	42,914,600	61,068
Surgutneftegas OAO Preference Shares	121,672,123	59,926
MMC Norilsk Nickel PJSC	317,850	54,583
VTB Bank PJSC	60,709,531,072	52,031
Severstal PJSC	2,877,591	46,240
Moscow Exchange MICEX-RTS PJSC	24,051,058	46,118
Rosneft Oil Co. PJSC	7,546,235	45,896
Surgutneftegas OJSC ADR	8,770,610	41,102
Novolipetsk Steel PJSC GDR	1,432,212	36,502
Inter RAO UES PJSC	503,490,670	31,982
PhosAgro PJSC GDR	1,878,091	27,082
VTB Bank PJSC GDR	12,503,431	23,388
RusHydro PJSC	1,792,266,418	21,204
Magnitogorsk Iron & Steel Works PJSC	27,424,184	21,200
MegaFon PJSC GDR	2,266,731	20,073
Aeroflot PJSC	7,827,724	17,900
Rostelecom PJSC	16,577,568	17,290
Surgutneftegas OAO OJSC	35,147,149	16,431
Polyus PJSC GDR	488,560	15,526
Federal Grid Co. Unified Energy System PJSC	4,602,744,717	12,828
Bashneft PJSC	293,156	10,284
Unipro PJSC	230,721,198	10,171
LSR Group PJSC GDR	3,585,059	9,493
Sistema PJSFC GDR	2,380,163	8,587
ROSSETI PJSC	536,105,584	7,109
Sberbank of Russia PJSC ADR	466,607	6,899
Severstal PJSC GDR	431,550	6,868

61

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Tatneft PAO Preference Shares	802,370	6,059
*	Uralkali PJSC	3,327,285	5,918
*	Raspadskaya OJSC	3,545,583	5,479
*	Mechel PJSC	2,848,636	5,437
	TMK PJSC GDR	1,051,705	5,280
*	M.Video PJSC	742,170	4,791
	Safmar Financial Investment	409,613	4,228
	Mosenergo PJSC	90,179,234	3,685
*	DIXY Group PJSC	709,702	3,629
2	Detsky Mir PJSC	2,137,150	3,170
*	RussNeft PJSC	301,134	2,465
	Rostelecom PJSC ADR	373,337	2,343
	Mobile TeleSystems PJSC	440,959	2,075
	TGC-1 PJSC	8,801,055,345	1,586
	TMK PJSC	1,111,110	1,351
*	OGK-2 PJSC	157,137,880	1,133
	Sistema PJSFC	5,036,000	898
*	Mechel PJSC ADR	160,175	588
	Novolipetsk Steel PJSC	180,757	463
	Bashneft PAO Preference Shares	1,006	29
			3,230,452
South Africa (7.3%)
	Naspers Ltd.	6,985,560	1,701,819
	Standard Bank Group Ltd.	20,822,243	357,114
	Sasol Ltd.	9,034,680	322,966
	MTN Group Ltd.	29,529,155	296,375
	FirstRand Ltd.	52,472,665	281,019
	Sanlam Ltd.	27,705,355	175,015
	Barclays Africa Group Ltd.	10,705,536	156,807
^	Remgro Ltd.	8,477,143	152,619
	Shoprite Holdings Ltd.	7,241,714	144,080
	Bid Corp. Ltd.	5,473,388	125,824
	Aspen Pharmacare Holdings Ltd.	5,773,614	124,489
	Vodacom Group Ltd.	9,762,669	122,052
	Growthpoint Properties Ltd.	48,000,105	112,045
	Bidvest Group Ltd.	5,491,239	107,569
	Mr Price Group Ltd.	4,072,750	89,372
	Nedbank Group Ltd.	3,518,835	83,917
	Tiger Brands Ltd.	2,653,301	82,925
	Woolworths Holdings Ltd.	15,844,415	81,427
	Redefine Properties Ltd.	84,661,716	81,361
	Discovery Ltd.	5,661,000	78,602
	Clicks Group Ltd.	4,148,168	70,921
	RMB Holdings Ltd.	11,100,281	69,624
^	Capitec Bank Holdings Ltd.	880,571	62,691
	Foschini Group Ltd.	3,621,960	62,318
	NEPI Rockcastle plc	5,568,963	61,374
	Netcare Ltd.	24,401,656	60,762
	AngloGold Ashanti Ltd.	6,621,545	59,188
	Truworths International Ltd.	7,231,909	59,125
	Sappi Ltd.	9,170,013	58,520
	Mondi Ltd.	1,941,411	56,640
	SPAR Group Ltd.	3,281,838	55,603
	Life Healthcare Group Holdings Ltd.	23,444,238	55,265
	Imperial Holdings Ltd.	2,668,389	51,329
	AVI Ltd.	5,597,347	51,198
	Gold Fields Ltd.	13,353,032	50,695
	Barloworld Ltd.	3,577,387	48,315
	Pick n Pay Stores Ltd.	6,066,129	39,270
	PSG Group Ltd.	2,168,149	39,010
	Hyprop Investments Ltd.	4,182,128	38,181
	Rand Merchant Investment Holdings Ltd.	11,226,124	37,178
^	Exxaro Resources Ltd.	4,169,748	36,986
	Investec Ltd.	4,683,671	36,946

62

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	MMI Holdings Ltd.	17,020,709	30,300
	Coronation Fund Managers Ltd.	4,691,326	27,859
	Anglo American Platinum Ltd.	1,015,745	27,258
^	Resilient REIT Ltd.	4,962,270	27,000
*,^	Sibanye Gold Ltd.	28,810,296	25,254
	JSE Ltd.	1,545,675	24,256
	Pioneer Foods Group Ltd.	2,464,337	23,967
	Fortress REIT Ltd. Class A	17,088,254	23,517
	Telkom SA SOC Ltd.	5,102,677	23,303
	Massmart Holdings Ltd.	1,744,661	23,298
	KAP Industrial Holdings Ltd.	31,362,120	22,170
	Liberty Holdings Ltd.	2,027,101	21,573
^	Fortress REIT Ltd. Class B	14,259,681	19,872
*,^	Impala Platinum Holdings Ltd.	11,036,252	19,657
^	Brait SE	5,385,570	18,610
^	Kumba Iron Ore Ltd.	870,929	18,605
	AECI Ltd.	1,962,267	18,572
*	Attacq Ltd.	11,929,672	18,399
	Reunert Ltd.	2,891,760	18,016
*	PPC Ltd.	25,694,960	17,953
*	Northam Platinum Ltd.	5,788,353	17,879
*	Super Group Ltd.	5,863,354	17,479
	Santam Ltd.	676,543	17,260
	Vukile Property Fund Ltd.	9,535,116	17,157
*,^,2	Steinhoff Africa Retail Ltd.	10,662,868	16,574
	Astral Foods Ltd.	655,971	16,181
	Tsogo Sun Holdings Ltd.	8,733,266	15,964
	African Rainbow Minerals Ltd.	1,741,151	14,235
	Tongaat Hulett Ltd.	1,919,156	13,912
	Assore Ltd.	553,490	13,663
	SA Corporate Real Estate Ltd.	33,962,112	13,004
*	Nampak Ltd.	11,416,884	12,704
	Harmony Gold Mining Co. Ltd.	6,187,423	12,625
	Omnia Holdings Ltd.	1,083,958	12,468
	Wilson Bayly Holmes-Ovcon Ltd.	934,080	11,874
*	Famous Brands Ltd.	1,311,926	11,676
2	Dis-Chem Pharmacies Ltd.	3,582,988	10,783
	Cashbuild Ltd.	291,705	10,146
*	Grindrod Ltd.	7,852,735	9,059
	Murray & Roberts Holdings Ltd.	7,210,631	9,015
*,^	Sun International Ltd.	1,901,152	8,645
	Advtech Ltd.	6,393,343	8,365
	Alexander Forbes Group Holdings Ltd.	16,167,433	8,355
	Emira Property Fund Ltd.	5,893,583	7,615
	EOH Holdings Ltd.	2,169,527	6,594
	MAS Real Estate Inc.	3,498,523	6,581
	Blue Label Telecoms Ltd.	6,460,377	6,412
	Adcock Ingram Holdings Ltd.	1,171,785	6,383
*,^	Steinhoff International Holdings NV	41,415,226	6,379
	Zeder Investments Ltd.	12,397,380	6,183
	Mpact Ltd.	2,695,278	6,168
	DataTec Ltd.	3,430,056	5,837
	Arrowhead Properties Ltd.	9,904,979	5,548
	Hosken Consolidated Investments Ltd.	415,099	4,885
	City Lodge Hotels Ltd.	364,647	4,769
	Metair Investments Ltd.	2,693,783	4,650
*,^	Curro Holdings Ltd.	1,719,729	4,627
	Peregrine Holdings Ltd.	2,540,043	4,396
	Lewis Group Ltd.	1,127,074	4,244
	Rebosis Property Fund Ltd.	4,761,449	3,093
	Delta Property Fund Ltd.	5,883,416	3,086
	Alviva Holdings Ltd.	1,832,376	2,985
	Oceana Group Ltd.	440,079	2,920
	Ascendis Health Ltd.	3,616,949	2,827

63

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Raubex Group Ltd.	1,666,762	2,768
	Hudaco Industries Ltd.	205,157	2,642
*	Royal Bafokeng Platinum Ltd.	1,124,719	2,105
	Stadio Holdings Ltd.	5,048,538	1,928
	Merafe Resources Ltd.	13,810,774	1,774
	Clover Industries Ltd.	1,137,858	1,751
*	ArcelorMittal South Africa Ltd.	5,787,324	1,371
	DRDGOLD Ltd.	5,703,103	1,348
	Trencor Ltd.	347,740	963
*	Consolidated Infrastructure Group Ltd.	2,699,775	839
*	Group Five Ltd.	1,317,892	363
*	Adcorp Holdings Ltd.	279,166	356
	Distell Group Ltd.	24,864	266
*	Aveng Ltd.	3,211,329	250
*	Steinhoff International Holdings NV (XETR)	1,075,902	161
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	35
	Invicta Holdings Ltd.	6,950	25
			6,712,125
Taiwan (13.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	231,989,845	1,767,146
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,220,302	1,238,871
	Hon Hai Precision Industry Co. Ltd.	244,776,114	680,816
	Formosa Plastics Corp.	80,263,325	281,663
	MediaTek Inc.	24,175,764	274,966
	Nan Ya Plastics Corp.	93,319,401	255,601
	Cathay Financial Holding Co. Ltd.	129,745,502	232,732
	CTBC Financial Holding Co. Ltd.	301,874,522	215,286
	Fubon Financial Holding Co. Ltd.	121,486,424	207,846
	Formosa Chemicals & Fibre Corp.	56,450,123	207,406
	Largan Precision Co. Ltd.	1,685,956	196,091
	Uni-President Enterprises Corp.	79,768,984	191,977
	Mega Financial Holding Co. Ltd.	183,249,343	161,774
	China Steel Corp.	203,533,868	161,058
*	ASE Industrial Holding Co. Ltd.	52,050,943	141,270
	Catcher Technology Co. Ltd.	12,149,812	134,744
	Delta Electronics Inc.	35,469,676	128,596
	E.Sun Financial Holding Co. Ltd.	164,398,401	116,255
	Chunghwa Telecom Co. Ltd. ADR	3,055,258	116,069
	Chunghwa Telecom Co. Ltd.	29,708,913	113,044
	Yageo Corp.	5,381,875	112,809
	First Financial Holding Co. Ltd.	162,233,919	111,537
	Asustek Computer Inc.	11,739,589	109,714
	Taiwan Mobile Co. Ltd.	26,574,590	98,137
	President Chain Store Corp.	9,575,481	94,122
	Yuanta Financial Holding Co. Ltd.	196,757,029	93,903
	Formosa Petrochemical Corp.	22,392,509	91,369
	China Development Financial Holding Corp.	241,192,413	91,194
	Taiwan Cooperative Financial Holding Co. Ltd.	150,918,498	87,693
	Hua Nan Financial Holdings Co. Ltd.	140,880,018	85,195
	Quanta Computer Inc.	44,238,494	80,431
	Taiwan Cement Corp.	58,131,877	79,886
	Taishin Financial Holding Co. Ltd.	164,323,954	79,848
	Pegatron Corp.	33,060,093	77,079
	Far EasTone Telecommunications Co. Ltd.	27,200,533	71,965
	Chailease Holding Co. Ltd.	19,417,000	70,847
	SinoPac Financial Holdings Co. Ltd.	186,652,822	67,170
	Far Eastern New Century Corp.	66,796,861	63,754
	Hiwin Technologies Corp.	3,935,171	59,279
	Chang Hwa Commercial Bank Ltd.	101,898,138	58,656
	United Microelectronics Corp. ADR	21,423,515	57,201
	Globalwafers Co. Ltd.	3,534,000	57,012
	Pou Chen Corp.	44,564,721	55,731
	Shin Kong Financial Holding Co. Ltd.	129,185,173	52,504
	Walsin Technology Corp.	8,199,501	51,543

64

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Innolux Corp.	138,390,952	51,499
	Cheng Shin Rubber Industry Co. Ltd.	30,240,751	48,762
	United Microelectronics Corp.	88,832,970	47,905
	Win Semiconductors Corp.	6,356,139	47,660
	Lite-On Technology Corp.	35,738,864	47,161
	China Life Insurance Co. Ltd.	42,702,799	46,266
	Compal Electronics Inc.	71,028,410	46,265
	Foxconn Technology Co. Ltd.	18,596,583	46,173
*	Macronix International Co. Ltd.	28,736,853	45,651
	Advantech Co. Ltd.	6,296,584	43,226
	Airtac International Group	2,483,181	43,087
	Asia Cement Corp.	40,118,130	42,813
	Novatek Microelectronics Corp.	9,582,412	40,222
	Inventec Corp.	52,866,576	40,054
	Eclat Textile Co. Ltd.	3,280,269	39,575
	AU Optronics Corp.	92,924,669	38,318
	Sino-American Silicon Products Inc.	8,922,292	38,294
	Nanya Technology Corp.	12,253,246	38,143
	Walsin Lihwa Corp.	54,779,965	37,246
	Acer Inc.	48,412,897	36,922
	Wistron Corp.	45,698,525	36,340
	Micro-Star International Co. Ltd.	11,461,000	35,794
	Synnex Technology International Corp.	24,691,300	35,462
	WPG Holdings Ltd.	26,000,000	34,987
	Powertech Technology Inc.	11,774,000	33,705
	Chroma ATE Inc.	6,380,000	32,080
*	TaiMed Biologics Inc.	3,073,000	31,941
	Vanguard International Semiconductor Corp.	14,941,980	30,288
	Realtek Semiconductor Corp.	7,969,439	30,138
	Winbond Electronics Corp.	49,181,524	30,102
	Hotai Motor Co. Ltd.	2,782,764	27,276
*	Ruentex Development Co. Ltd.	22,707,951	27,191
*	Tatung Co. Ltd.	35,922,920	26,715
	Feng TAY Enterprise Co. Ltd.	5,876,273	26,647
	Teco Electric and Machinery Co. Ltd.	31,694,000	25,725
	Chicony Electronics Co. Ltd.	10,309,603	25,400
	Tripod Technology Corp.	8,364,000	25,300
	Highwealth Construction Corp.	16,203,000	24,946
	Giant Manufacturing Co. Ltd.	4,851,509	24,640
	Taiwan Business Bank	79,737,443	24,504
*	HTC Corp.	11,836,221	23,997
	Phison Electronics Corp.	2,631,000	23,818
	Ruentex Industries Ltd.	12,019,452	23,289
	Formosa Taffeta Co. Ltd.	19,857,424	22,452
*	Epistar Corp.	16,291,180	22,172
	Nien Made Enterprise Co. Ltd.	2,333,000	20,723
	Eva Airways Corp.	38,369,609	20,604
	St. Shine Optical Co. Ltd.	759,000	20,349
	Accton Technology Corp.	8,809,000	20,133
	General Interface Solution Holding Ltd.	3,280,070	19,635
	Silergy Corp.	923,620	19,315
	Compeq Manufacturing Co. Ltd.	19,323,000	19,252
*	Taiwan Glass Industry Corp.	28,543,290	19,073
	Merida Industry Co. Ltd.	4,246,256	18,905
	Chipbond Technology Corp.	9,511,000	18,847
	Feng Hsin Steel Co. Ltd.	9,294,310	18,718
*	Taiwan High Speed Rail Corp.	24,244,482	18,622
^	AU Optronics Corp. ADR	4,677,740	18,617
*	China Petrochemical Development Corp.	41,402,000	18,131
	TCI Co. Ltd.	1,220,768	17,910
*	Evergreen Marine Corp. Taiwan Ltd.	35,071,558	17,740
	King Yuan Electronics Co. Ltd.	17,900,000	17,657
	Taiwan Fertilizer Co. Ltd.	13,064,086	17,630
	CTCI Corp.	10,460,000	17,620

65

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Eternal Materials Co. Ltd.	18,231,393	17,464
	King's Town Bank Co. Ltd.	14,417,000	17,269
	E Ink Holdings Inc.	15,582,000	17,241
	LCY Chemical Corp.	11,549,000	17,115
	Gigabyte Technology Co. Ltd.	7,788,000	17,029
	Parade Technologies Ltd.	1,068,000	16,538
	Grand Pacific Petrochemical Corp.	14,941,394	16,532
*	China Airlines Ltd.	45,290,050	16,521
	Zhen Ding Technology Holding Ltd.	7,555,000	16,439
	Simplo Technology Co. Ltd.	2,939,400	16,434
	Qisda Corp.	23,587,000	16,167
	Capital Securities Corp.	42,755,218	16,164
	Long Chen Paper Co. Ltd.	13,721,474	16,010
	Standard Foods Corp.	7,071,403	15,859
	Taiwan Secom Co. Ltd.	5,204,876	15,644
	Lien Hwa Industrial Corp.	12,178,918	15,548
	Hota Industrial Manufacturing Co. Ltd.	3,385,562	14,882
	Transcend Information Inc.	5,269,429	14,859
	ASPEED Technology Inc.	520,000	14,848
*	Genius Electronic Optical Co. Ltd.	1,259,775	14,824
	Radiant Opto-Electronics Corp.	7,125,291	14,708
	TA Chen Stainless Pipe Co. Ltd.	12,730,485	14,494
	King Slide Works Co. Ltd.	1,021,000	14,428
	Tong Yang Industry Co. Ltd.	8,006,000	14,418
	Oriental Union Chemical Corp.	13,377,372	14,345
	Grape King Bio Ltd.	1,689,039	14,136
	eMemory Technology Inc.	1,128,000	13,917
	Makalot Industrial Co. Ltd.	2,881,987	13,874
	Far Eastern International Bank	41,051,939	13,773
*	PharmaEssentia Corp.	2,226,526	13,610
	Great Wall Enterprise Co. Ltd.	10,460,000	13,527
	Global Unichip Corp.	1,411,940	13,285
	Cub Elecparts Inc.	1,026,597	13,138
	Merry Electronics Co. Ltd.	2,833,528	13,048
	Unimicron Technology Corp.	23,206,849	13,041
	Bizlink Holding Inc.	1,757,678	12,979
	Gourmet Master Co. Ltd.	1,113,650	12,832
	ITEQ Corp.	5,709,416	12,697
	TTY Biopharm Co. Ltd.	3,738,000	12,642
	FLEXium Interconnect Inc.	4,765,260	12,452
	HannStar Display Corp.	44,954,113	12,329
	Elite Material Co. Ltd.	4,992,246	12,234
	Yulon Motor Co. Ltd.	15,913,584	12,138
	Poya International Co. Ltd.	1,064,703	11,820
	TSRC Corp.	11,705,000	11,783
	China Motor Corp.	12,482,000	11,743
	Asia Optical Co. Inc.	3,794,000	11,676
	China Steel Chemical Corp.	2,212,000	11,663
	China Synthetic Rubber Corp.	8,152,650	11,643
	Mitac Holdings Corp.	10,606,691	11,475
	Pan Jit International Inc.	6,764,000	11,423
	Ennoconn Corp.	704,085	11,393
*	Wafer Works Corp.	7,253,647	11,327
	Sercomm Corp.	4,199,000	11,321
	Chong Hong Construction Co. Ltd.	3,868,000	11,233
	Taiwan Paiho Ltd.	4,140,000	11,078
	Wistron NeWeb Corp.	4,660,294	10,938
	Voltronic Power Technology Corp.	613,355	10,915
*	OBI Pharma Inc.	1,907,000	10,825
	U-Ming Marine Transport Corp.	8,823,868	10,801
*	YFY Inc.	25,282,883	10,783
	Primax Electronics Ltd.	5,327,000	10,775
*	TPK Holding Co. Ltd.	4,935,018	10,764
	Huaku Development Co. Ltd.	4,629,000	10,688

66

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	LandMark Optoelectronics Corp.	1,141,900	10,650
	WT Microelectronics Co. Ltd.	7,069,751	10,567
	Cheng Uei Precision Industry Co. Ltd.	8,030,473	10,424
	Everlight Electronics Co. Ltd.	7,348,000	10,298
	Visual Photonics Epitaxy Co. Ltd.	3,216,500	10,270
	Greatek Electronics Inc.	5,587,000	10,111
	Holy Stone Enterprise Co. Ltd.	2,079,013	10,109
	Taichung Commercial Bank Co. Ltd.	28,880,567	9,984
	Sinbon Electronics Co. Ltd.	3,765,315	9,962
*	Center Laboratories Inc.	4,185,424	9,952
	Ardentec Corp.	8,791,882	9,889
*	Asia Pacific Telecom Co. Ltd.	33,309,000	9,877
	Kenda Rubber Industrial Co. Ltd.	8,524,571	9,849
	A-DATA Technology Co. Ltd.	3,997,000	9,647
	Clevo Co.	9,713,000	9,582
	Elan Microelectronics Corp.	6,601,000	9,554
	Taiwan Semiconductor Co. Ltd.	4,072,000	9,317
*	President Securities Corp.	18,588,293	9,316
	Taiwan Union Technology Corp.	3,332,772	9,242
	Wan Hai Lines Ltd.	15,941,450	9,194
	Yulon Finance Corp.	2,065,000	9,122
	Career Technology MFG. Co. Ltd.	6,165,338	9,029
	Coretronic Corp.	6,668,400	8,876
*	ASE Industrial Holding Co. Ltd. ADR	1,613,493	8,826
	Taiwan Hon Chuan Enterprise Co. Ltd.	5,066,000	8,812
	Charoen Pokphand Enterprise Co. Ltd.	4,049,476	8,729
	Cheng Loong Corp.	15,150,000	8,596
	Nan Kang Rubber Tire Co. Ltd.	10,151,000	8,556
	Getac Technology Corp.	5,934,000	8,533
	Sigurd Microelectronics Corp.	7,214,000	8,358
	Yungtay Engineering Co. Ltd.	4,766,000	8,303
	Tung Ho Steel Enterprise Corp.	9,768,000	8,111
	Waterland Financial Holdings Co. Ltd.	23,031,939	8,044
	Chin-Poon Industrial Co. Ltd.	6,084,000	8,010
	China Bills Finance Corp.	16,209,000	7,907
	Cathay Real Estate Development Co. Ltd.	13,422,700	7,804
*	Mercuries Life Insurance Co. Ltd.	14,196,559	7,742
	Far Eastern Department Stores Ltd.	11,783,000	7,737
	Tong Hsing Electronic Industries Ltd.	2,201,000	7,729
	Yieh Phui Enterprise Co. Ltd.	22,305,820	7,723
	United Integrated Services Co. Ltd.	3,573,000	7,712
	UPC Technology Corp.	11,472,175	7,647
	Kinsus Interconnect Technology Corp.	4,625,000	7,598
	Pharmally International Holding Co. Ltd.	569,728	7,469
	China General Plastics Corp.	6,931,284	7,413
	Faraday Technology Corp.	3,307,000	7,390
	Topco Scientific Co. Ltd.	2,710,342	7,305
	Sanyang Motor Co. Ltd.	10,127,000	7,233
	Lotes Co. Ltd.	1,116,000	7,207
	Pixart Imaging Inc.	1,878,000	7,151
	PharmaEngine Inc.	1,504,457	7,102
	Advanced Ceramic X Corp.	828,615	7,027
	Taiwan Styrene Monomer Corp.	9,711,000	7,017
	Kinpo Electronics Inc.	19,726,000	6,975
	Hung Sheng Construction Ltd.	5,924,000	6,959
*	Foxsemicon Integrated Technology Inc.	1,072,612	6,952
	Chunghwa Precision Test Tech Co. Ltd.	268,443	6,835
	PChome Online Inc.	1,467,873	6,799
	Soft-World International Corp.	2,269,000	6,674
	Namchow Holdings Co. Ltd.	3,249,000	6,611
	Holtek Semiconductor Inc.	2,786,483	6,607
	Lung Yen Life Service Corp.	3,124,000	6,573
	Sunny Friend Environmental Technology Co. Ltd.	1,002,000	6,565
*	Unitech Printed Circuit Board Corp.	9,521,000	6,456

67

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Elite Advanced Laser Corp.	1,832,045	6,419
	Taiwan TEA Corp.	12,263,000	6,387
	Tainan Spinning Co. Ltd.	14,424,000	6,386
*	China Man-Made Fiber Corp.	19,118,050	6,316
*	CMC Magnetics Corp.	30,868,000	6,262
	Ginko International Co. Ltd.	728,000	6,116
	Ton Yi Industrial Corp.	14,347,000	6,096
	Hsin Kuang Steel Co. Ltd.	4,041,000	6,068
	Hu Lane Associate Inc.	1,257,000	5,885
*	Chilisin Electronics Corp.	1,888,000	5,869
	Shin Zu Shing Co. Ltd.	2,211,000	5,811
	OptoTech Corp.	7,809,103	5,777
	Prince Housing & Development Corp.	14,515,000	5,772
*	Neo Solar Power Corp.	13,917,242	5,769
	USI Corp.	11,675,060	5,684
	Aten International Co. Ltd.	1,715,000	5,662
	Systex Corp.	2,600,000	5,626
*	Lealea Enterprise Co. Ltd.	14,563,000	5,608
	Darwin Precisions Corp.	7,247,000	5,591
*	Concraft Holding Co. Ltd.	642,466	5,584
	Gloria Material Technology Corp.	8,615,640	5,576
	Taiwan Surface Mounting Technology Corp.	6,382,000	5,459
	Test Research Inc.	2,969,000	5,442
	Rechi Precision Co. Ltd.	4,972,000	5,369
	Shinkong Synthetic Fibers Corp.	15,562,000	5,340
*	Goldsun Building Materials Co. Ltd.	16,391,000	5,323
	TXC Corp.	4,424,000	5,306
	YC INOX Co. Ltd.	5,911,200	5,295
	Mercuries & Associates Holding Ltd.	6,497,526	5,276
*	Yang Ming Marine Transport Corp.	15,188,725	5,260
	Asia Vital Components Co. Ltd.	5,770,000	5,234
	AmTRAN Technology Co. Ltd.	12,155,000	5,219
	Wah Lee Industrial Corp.	2,796,000	5,203
	Farglory Land Development Co. Ltd.	4,735,000	5,189
	Xxentria Technology Materials Corp.	2,017,000	5,116
	Swancor Holding Co. Ltd.	1,006,000	5,110
	Elite Semiconductor Memory Technology Inc.	3,866,000	5,050
	Kinik Co.	1,929,000	5,022
	Cleanaway Co. Ltd.	776,000	4,984
	Lite-On Semiconductor Corp.	3,846,000	4,896
	Syncmold Enterprise Corp.	2,210,000	4,840
*	Ritek Corp.	24,366,586	4,824
	Pan-International Industrial Corp.	7,417,000	4,805
	YungShin Global Holding Corp.	3,486,000	4,796
	Casetek Holdings Ltd.	1,952,364	4,776
	AcBel Polytech Inc.	7,390,000	4,722
	Depo Auto Parts Ind Co. Ltd.	1,748,000	4,715
*	Egis Technology Inc.	970,100	4,639
	Yulon Nissan Motor Co. Ltd.	529,188	4,558
	Sunplus Technology Co. Ltd.	9,365,000	4,557
	IEI Integration Corp.	3,898,000	4,556
	International Games System Co. Ltd.	846,000	4,554
	Sitronix Technology Corp.	1,581,000	4,522
	BES Engineering Corp.	17,688,000	4,521
	Taiwan PCB Techvest Co. Ltd.	4,710,000	4,484
*	Motech Industries Inc.	6,447,883	4,481
	Darfon Electronics Corp.	4,273,000	4,475
	Firich Enterprises Co. Ltd.	3,095,486	4,399
	Chlitina Holding Ltd.	674,000	4,396
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	4,386
	ScinoPharm Taiwan Ltd.	3,986,576	4,347
	Flytech Technology Co. Ltd.	1,664,000	4,343
	Advanced Wireless Semiconductor Co.	2,079,000	4,332
*	Lextar Electronics Corp.	7,146,663	4,302

68

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Ho Tung Chemical Corp.	15,494,459	4,291
	FocalTech Systems Co. Ltd.	4,920,000	4,286
	Wowprime Corp.	1,036,000	4,182
	Everlight Chemical Industrial Corp.	6,884,200	4,163
*	Gintech Energy Corp.	7,457,705	3,992
*	Wei Chuan Foods Corp.	5,030,000	3,990
	ITE Technology Inc.	3,336,000	3,902
	Formosa International Hotels Corp.	744,000	3,853
	Test Rite International Co. Ltd.	4,897,000	3,810
*	Orient Semiconductor Electronics Ltd.	13,772,000	3,790
	Adlink Technology Inc.	1,843,790	3,781
*	Taiwan Land Development Corp.	11,881,201	3,770
	Nan Ya Printed Circuit Board Corp.	4,144,521	3,736
	Tung Thih Electronic Co. Ltd.	1,005,000	3,658
	SDI Corp.	1,533,236	3,623
*	Ta Ya Electric Wire & Cable Co. Ltd.	6,850,000	3,615
*	CSBC Corp. Taiwan	4,433,000	3,601
	CyberTAN Technology Inc.	6,098,000	3,591
*	XinTec Inc.	1,840,225	3,561
	Taiflex Scientific Co. Ltd.	2,698,920	3,535
	Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	3,495
*	Radium Life Tech Co. Ltd.	9,422,000	3,420
	Kindom Construction Corp.	5,222,000	3,404
	Sporton International Inc.	610,356	3,386
	Zeng Hsing Industrial Co. Ltd.	777,000	3,379
	Gemtek Technology Corp.	3,989,000	3,225
	Taiwan Cogeneration Corp.	3,179,000	3,162
	momo.com Inc.	380,000	3,152
	Tyntek Corp.	5,985,000	3,146
	Brogent Technologies Inc.	407,000	3,126
	Lingsen Precision Industries Ltd.	7,333,000	3,077
	Posiflex Technology Inc.	787,764	3,039
*	Microbio Co. Ltd.	4,422,000	3,037
	Altek Corp.	2,882,000	3,032
	Nan Liu Enterprise Co. Ltd.	563,000	3,012
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	2,995
	Globe Union Industrial Corp.	3,939,000	2,922
	Global Mixed Mode Technology Inc.	1,333,000	2,922
	L&K Engineering Co. Ltd.	2,341,000	2,887
	TYC Brother Industrial Co. Ltd.	2,895,000	2,852
	Sampo Corp.	6,331,000	2,849
	D-Link Corp.	7,598,000	2,797
	Chaun-Choung Technology Corp.	1,084,000	2,788
*	Gigastorage Corp.	6,582,000	2,776
	China Metal Products Co. Ltd.	2,658,000	2,762
	Masterlink Securities Corp.	7,376,670	2,744
	Wisdom Marine Lines Co. Ltd.	2,733,844	2,599
	Sinyi Realty Inc.	1,781,990	2,594
*	Lotus Pharmaceutical Co. Ltd.	862,000	2,591
	KEE TAI Properties Co. Ltd.	7,078,000	2,589
	Dynapack International Technology Corp.	1,939,000	2,549
	Asia Polymer Corp.	4,238,182	2,541
	Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,535
	Alpha Networks Inc.	3,710,000	2,489
	Federal Corp.	5,681,040	2,480
	Li Cheng Enterprise Co. Ltd.	1,758,220	2,463
	Long Bon International Co. Ltd.	5,204,000	2,455
*	Etron Technology Inc.	6,578,000	2,398
	Taiyen Biotech Co. Ltd.	2,457,000	2,397
	Formosan Rubber Group Inc.	4,658,135	2,356
	Sonix Technology Co. Ltd.	2,123,000	2,341
	Unizyx Holding Corp.	5,295,000	2,336
*	Shining Building Business Co. Ltd.	5,980,800	2,331
	Weltrend Semiconductor Inc.	2,617,000	2,306

69

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	Senao International Co. Ltd.	1,290,000	2,277
*	Ichia Technologies Inc.	4,266,000	2,277
	Rich Development Co. Ltd.	5,537,000	2,269
	Basso Industry Corp.	1,277,000	2,265
	Jentech Precision Industrial Co. Ltd.	1,093,000	2,265
	Global Brands Manufacture Ltd.	5,173,000	2,181
*	Kuoyang Construction Co. Ltd.	4,364,000	2,175
	Iron Force Industrial Co. Ltd.	717,000	2,159
*	Silicon Integrated Systems Corp.	7,452,468	2,122
	Taiwan FamilyMart Co. Ltd.	351,000	2,098
	Ability Enterprise Co. Ltd.	3,587,491	2,092
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	2,060
	Quanta Storage Inc.	2,255,000	2,043
	Toung Loong Textile Manufacturing Co. Ltd.	967,000	2,029
*	HannsTouch Solution Inc.	8,494,000	1,996
*	Solartech Energy Corp.	4,499,000	1,993
*	Gold Circuit Electronics Ltd.	6,265,000	1,983
*	Li Peng Enterprise Co. Ltd.	7,079,000	1,970
	Taiwan Shin Kong Security Co. Ltd.	1,474,000	1,926
	Jess-Link Products Co. Ltd.	1,986,750	1,909
*	China Electric Manufacturing Corp.	4,538,000	1,874
	Cyberlink Corp.	852,000	1,853
	Supreme Electronics Co. Ltd.	1,710,000	1,828
*	Elitegroup Computer Systems Co. Ltd.	3,216,000	1,821
	CHC Healthcare Group	1,412,899	1,791
*	AGV Products Corp.	7,062,370	1,787
*	Chimei Materials Technology Corp.	4,872,000	1,768
*	TWi Pharmaceuticals Inc.	527,000	1,747
	WUS Printed Circuit Co. Ltd.	3,243,600	1,731
	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,727
	Zinwell Corp.	1,943,000	1,655
	Gigasolar Materials Corp.	316,000	1,619
	MIN AIK Technology Co. Ltd.	2,115,200	1,561
*	Medigen Biotechnology Corp.	1,336,000	1,557
*	Unity Opto Technology Co. Ltd.	5,295,000	1,555
*	Concord Securities Co. Ltd.	5,500,000	1,549
	FSP Technology Inc.	1,896,120	1,540
*	Green Energy Technology Inc.	2,940,000	1,539
*	ChipMOS TECHNOLOGIES Inc.	2,206,459	1,528
*	ASMedia Technology Inc.	132,027	1,521
	Sheng Yu Steel Co. Ltd.	1,687,000	1,516
	Chung Hwa Pulp Corp.	4,020,000	1,486
	Huang Hsiang Construction Corp.	1,545,000	1,468
	Evergreen International Storage & Transport Corp.	3,228,000	1,468
	Universal Cement Corp.	1,952,991	1,449
*	Phihong Technology Co. Ltd.	3,758,000	1,370
	Kung Long Batteries Industrial Co. Ltd.	281,000	1,354
*	ALI Corp.	2,977,000	1,350
	Chun Yuan Steel Industrial Co. Ltd.	3,524,000	1,349
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,298
	Infortrend Technology Inc.	2,973,000	1,276
	GeoVision Inc.	1,227,272	1,252
	Sincere Navigation Corp.	2,046,000	1,209
	Bank of Kaohsiung Co. Ltd.	3,595,284	1,135
*	G Tech Optoelectronics Corp.	2,016,481	1,097
*	Kuo Toong International Co. Ltd.	1,610,950	1,014
	Topkey Corp.	341,615	944
	Green Seal Holding Ltd.	707,300	890
*	E-Ton Solar Tech Co. Ltd.	5,429,000	829
	Advanced International Multitech Co. Ltd.	561,000	813
	Johnson Health Tech Co. Ltd.	787,000	796
*	Dynamic Electronics Co. Ltd.	2,613,000	787
	Nien Hsing Textile Co. Ltd.	804,375	672
	Tsann Kuen Enterprise Co. Ltd.	802,000	665

70

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
	San Shing Fastech Corp.	336,000	646
	Sunrex Technology Corp.	1,100,904	576
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	212,000	573
*,3	XPEC Entertainment Inc.	988,965	441
	Chinese Maritime Transport Ltd.	431,370	425
	Jih Sun Financial Holdings Co. Ltd.	850,000	253
	Ambassador Hotel	323,000	250
*	King's Town Construction Co. Ltd.	244,000	187
*	Wafer Works Corp. Rights Exp. 06/08/2018	362,004	95
			12,752,265
Thailand (3.9%)
*	PTT PCL	169,619,000	302,527
*	CP ALL PCL (Local)	86,426,255	237,791
*	Airports of Thailand PCL	71,822,631	161,607
*	Siam Commercial Bank PCL (Local)	32,097,809	132,953
*	Advanced Info Service PCL (Local)	18,466,715	121,588
	Siam Cement PCL NVDR	8,139,596	120,400
*	PTT PCL (Foreign)	63,925,630	114,016
*	Central Pattana PCL	41,398,928	105,645
*	Bangkok Dusit Medical Services PCL	145,391,022	103,569
*	PTT Exploration and Production PCL (Local)	22,527,669	95,466
*	Kasikornbank PCL	11,683,207	72,046
*	Minor International PCL	55,237,630	70,171
	Kasikornbank PCL (Foreign)	10,907,787	69,156
	Kasikornbank PCL (XBKK)	11,109,000	68,505
	Siam Cement PCL (Foreign)	4,255,865	62,952
	PTT Global Chemical PCL	17,906,114	55,341
*	Bangkok Bank PCL (Local)	8,643,686	52,628
	Intouch Holdings PCL	28,686,005	52,195
*	Thai Oil PCL	16,965,790	50,506
*	PTT Global Chemical PCL (XBKK)	16,217,600	50,122
*	Home Product Center PCL	94,103,679	44,523
	Krung Thai Bank PCL (Foreign)	69,581,669	39,970
	Indorama Ventures PCL	19,813,164	37,606
*	BTS Group Holdings PCL	129,887,000	36,834
*	Banpu PCL (Local)	59,066,100	36,064
	Land & Houses PCL	103,564,280	36,047
*	Charoen Pokphand Foods PCL	45,482,000	35,103
*	Bumrungrad Hospital PCL	5,661,554	33,991
*	Bangkok Expressway & Metro PCL	135,864,603	33,296
*	TMB Bank PCL	439,754,300	32,761
*	Electricity Generating PCL	4,487,761	31,642
*	Energy Absolute PCL	27,279,527	30,847
	Siam Commercial Bank PCL	7,442,920	30,830
^	IRPC PCL (Foreign)	130,987,683	29,149
*	Krungthai Card PCL	2,276,376	26,097
*	True Corp. PCL	100,934,319	24,281
*	Kiatnakin Bank PCL	9,979,100	23,257
^	Charoen Pokphand Foods PCL (Foreign)	29,474,000	22,748
*	Thai Union Group PCL	39,675,100	22,569
*	Thanachart Capital PCL	13,167,600	22,360
*	Digital Telecommunications Infrastructure Fund	47,734,345	21,486
*	Central Plaza Hotel PCL	12,729,762	21,042
*	Bangchak Corp. PCL	18,109,698	20,756
^	Ratchaburi Electricity Generating Holding PCL	12,405,500	20,529
*	BTS Rail Mass Transit Growth Infrastructure Fund	51,234,100	19,476
*	Berli Jucker PCL	9,862,700	18,620
*	Total Access Communication PCL (Local)	11,239,412	18,113
*	Robinson PCL	8,477,400	17,625
*	Jasmine Broadband Internet Infrastructure Fund	47,988,700	17,484
^	Glow Energy PCL (Foreign)	6,283,855	17,117
*	Tisco Financial Group PCL	5,750,100	16,130
*	Delta Electronics Thailand PCL	7,460,061	15,879
*	Muangthai Leasing PCL	13,357,000	15,372

71

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
^	Berli Jucker PCL (Foreign)	8,087,837	15,312
*	Siam Cement PCL	985,100	14,571
	Krung Thai Bank PCL	25,165,900	14,456
*	KCE Electronics PCL	6,672,898	14,443
*	Srisawad Corp. PCL	8,631,705	14,133
*	Beauty Community PCL	18,702,803	13,742
*	CH Karnchang PCL	17,826,100	13,500
*	VGI Global Media PCL	54,477,400	13,225
*	Bangkok Land PCL	221,660,404	13,134
*	Global Power Synergy PCL	5,456,700	12,992
*	Siam Global House PCL	25,141,646	12,928
*	WHA Corp. PCL	103,018,300	12,871
	Tisco Financial Group PCL (XBKK)	4,522,593	12,686
*,2	Star Petroleum Refining PCL	24,913,062	12,357
*	Quality Houses PCL	125,866,700	12,188
*	Bangkok Chain Hospital PCL	21,520,100	11,841
*	Indorama Ventures PCL (XBKK)	6,225,400	11,816
*	Esso Thailand PCL	20,853,377	11,809
*	AP Thailand PCL	43,295,700	11,496
*	Hana Microelectronics PCL	10,356,177	11,376
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	18,551,145	10,739
*	Supalai PCL	14,363,300	10,532
*	Sino-Thai Engineering & Construction PCL	19,008,200	10,507
	Bangkok Life Assurance PCL	8,910,157	10,220
*	Major Cineplex Group PCL	10,349,000	9,569
*	IRPC PCL	42,627,200	9,486
*	Sansiri PCL (Local)	178,327,800	9,450
*	Thai Airways International PCL	18,425,700	9,419
*	TTW PCL	23,899,200	9,402
*	Amata Corp. PCL	14,088,317	9,087
*	Superblock PCL	231,719,500	8,425
*	Thai Vegetable Oil PCL	7,448,510	8,330
*	TPI Polene PCL	139,024,223	8,322
*	Siam City Cement PCL (Local)	1,045,702	8,136
^	Banpu PCL	13,318,247	8,132
*	Carabao Group PCL	4,601,200	7,832
*	B Grimm Power PCL	8,871,076	7,669
*	Vibhavadi Medical Center PCL	93,776,200	7,406
*	Workpoint Entertainment PCL	3,606,031	7,054
*	CK Power PCL	57,406,700	6,957
*	Chularat Hospital PCL	112,275,500	6,941
*	Thoresen Thai Agencies PCL	26,005,400	6,862
*	IMPACT Growth REIT	12,120,400	6,826
*	Bangkok Airways PCL	12,175,100	5,862
*	Tipco Asphalt PCL	10,085,828	5,767
*	TICON Industrial Connection PCL	10,273,500	5,756
*	Banpu Power PCL	7,368,900	5,749
*	Gunkul Engineering PCL	60,213,762	5,516
*	Jasmine International PCL	28,856,300	5,334
*	Precious Shipping PCL	12,566,800	5,269
*	LPN Development PCL	16,392,200	5,184
*	PTG Energy PCL	8,783,700	5,184
*	Italian-Thai Development PCL	52,958,725	5,162
3	Pruksa Real Estate PCL	11,775,000	5,007
*	Sri Trang Agro-Industry PCL Ordinary Shares	13,445,100	5,000
*	Taokaenoi Food & Marketing PCL	10,140,243	4,808
*	Origin Property PCL	8,325,942	4,778
*	Intouch Holdings PCL (XBKK)	2,619,500	4,766
	Unique Engineering & Construction PCL	11,250,585	4,583
	Thai Union Frozen Products PCL (Foreign)	7,988,300	4,544
*	SPCG PCL	6,731,533	4,487
*	Univentures PCL	15,091,123	4,277
*	TPI Polene Power PCL	19,613,500	4,151
^	BEC World PCL (Foreign)	11,806,572	3,867

72

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	GFPT PCL	9,532,000	3,703
*	Thaicom PCL	12,503,000	3,586
*	Supalai PCL (Foreign)	4,610,850	3,381
^	Siam City Cement PCL (Foreign)	434,041	3,377
^	Thanachart Capital PCL (XBKK)	1,947,200	3,306
*	Samart Corp. PCL	11,620,400	3,139
*	Cal-Comp Electronics Thailand PCL	46,736,400	3,072
*	Thaifoods Group PCL	18,706,000	2,912
	Bangkok Bank PCL (Foreign)	441,100	2,811
	True Corp. PCL (XBKK)	11,246,701	2,706
*,3	Inter Far East Energy Corp.	25,054,900	2,461
*	Dynasty Ceramic PCL	25,534,270	2,411
*	Group Lease PCL	10,523,679	2,390
*	U City PCL	2,513,237,300	2,389
*	Glow Energy PCL	837,700	2,282
*	BCPG PCL	3,371,261	2,069
*	BEC World PCL	5,752,100	1,884
*	Land & Houses PCL (XBKK)	4,768,500	1,660
*	Krung Thai Bank PCL (XBKK)	2,591,100	1,488
*	Maybank Kim Eng Securities Thailand PCL	2,196,800	1,329
*	Thai Reinsurance PCL	23,115,500	1,251
^	Sri Trang Agro-Industry PCL	2,792,036	1,038
	Minor International PCL (Foreign)	662,651	842
*	Pruksa Holding PCL	1,032,800	728
	Electricity Generating PCL (Foreign)	101,500	716
^	Group Lease PCL NVDR	2,827,000	642
*	Superblock PCL Warrants Exp. 08/30/2020	44,649,180	410
^	Central Pattana PCL (XBKK)	129,966	332
*	DIGITAL TELE-F Rights Exp. 05/08/2018	22,827,385	217
^	Kiatnakin Bank PCL (XBKK)	71,052	166
*,^	Italian-Thai Development PCL (XBKK)	1,122,139	109
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	6,650,153	80
	Siam Commercial Bank PCL (Foreign)	5,689	24
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,785,490	—
			3,590,929
Turkey (1.0%)
	Turkiye Garanti Bankasi AS	34,318,556	77,712
	Akbank Turk AS	34,107,266	70,966
	BIM Birlesik Magazalar AS	3,771,302	64,077
	Turkcell Iletisim Hizmetleri AS	18,066,065	62,205
*	Eregli Demir ve Celik Fabrikalari TAS	23,068,530	57,585
	Tupras Turkiye Petrol Rafinerileri AS	2,026,282	51,796
	KOC Holding AS	13,916,980	47,017
*	Turk Hava Yollari AO	9,345,749	38,604
	Turkiye Is Bankasi AS	23,593,994	35,751
	Haci Omer Sabanci Holding AS (Bearer)	14,801,690	35,005
	Turkiye Vakiflar Bankasi TAO	17,816,686	26,215
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,361,044	22,058
	Turkiye Halk Bankasi AS	9,953,622	20,365
*	Petkim Petrokimya Holding AS	10,626,852	18,781
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,049,468	18,006
	Ford Otomotiv Sanayi AS	1,173,759	16,159
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,570,489	15,912
	TAV Havalimanlari Holding AS	2,939,390	15,822
*	Ulker Biskuvi Sanayi AS	2,777,719	14,561
*	Turk Telekomunikasyon AS	9,119,200	14,131
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	13,895,591	13,901
*	Yapi ve Kredi Bankasi AS	14,099,008	13,808
	Turkiye Sise ve Cam Fabrikalari AS	11,746,858	13,054
	Tofas Turk Otomobil Fabrikasi AS	2,098,263	12,930
	Arcelik AS	2,810,735	12,533
	Coca-Cola Icecek AS	1,158,947	10,211
	Tekfen Holding AS	2,565,855	9,710
	Enka Insaat ve Sanayi AS	7,429,746	8,940

73

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

			Market
			Value
		Shares	($000)
*	Koza Altin Isletmeleri AS	714,586	8,001
	Turkiye Sinai Kalkinma Bankasi AS	23,162,224	7,999
	Soda Sanayii AS	5,477,405	6,520
	Trakya Cam Sanayii AS	4,366,281	5,060
	Aygaz AS	1,457,751	4,846
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,352,857	4,759
	AG Anadolu Grubu Holding AS	757,359	4,081
	Turk Traktor ve Ziraat Makineleri AS	271,360	4,046
*	Dogan Sirketler Grubu Holding AS	14,235,709	3,589
*	Pegasus Hava Tasimaciligi AS	463,032	3,229
*	Migros Ticaret AS	558,869	3,139
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	235,049	2,829
*	Dogus Otomotiv Servis ve Ticaret AS	1,475,064	2,748
*	Bera Holding AS	4,576,798	2,744
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,988,034	2,481
	Cimsa Cimento Sanayi VE Ticaret AS	731,520	2,265
*	Vestel Elektronik Sanayi ve Ticaret AS	904,507	2,208
	Aksa Akrilik Kimya Sanayii AS	660,379	2,163
*	Aksa Enerji Uretim AS Class B	1,999,979	2,045
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	276,486	1,855
*	Logo Yazilim Sanayi Ve Ticaret AS	156,538	1,852
	Akcansa Cimento AS	743,848	1,836
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,816,293	1,825
*	Sekerbank TAS	4,855,905	1,809
	Otokar Otomotiv Ve Savunma Sanayi AS	89,815	1,778
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,448,989	1,730
*	Zorlu Enerji Elektrik Uretim AS	3,988,238	1,667
	Is Gayrimenkul Yatirim Ortakligi AS	4,955,680	1,489
	Anadolu Cam Sanayii AS	1,669,230	1,281
*	Sasa Polyester Sanayi AS	380,488	1,246
*	Afyon Cimento Sanayi TAS	741,444	1,185
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	84,959	1,159
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,549,048	1,067
	Aksigorta AS	966,287	1,035
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,267,381	913
	Albaraka Turk Katilim Bankasi AS	2,288,955	888
	EGE Endustri VE Ticaret AS	10,840	851
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,393,437	820
	Anadolu Hayat Emeklilik AS	374,246	714
*	Ihlas Holding AS	6,574,294	712
	Tat Gida Sanayi AS	592,839	710
*	Gubre Fabrikalari TAS	564,159	535
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,216	502
*	NET Holding AS	976,703	480
*	Alarko Holding AS	269,472	387
*	Bagfas Bandirma Gubre Fabrikalari AS	175,462	380
	Turcas Petrol AS	633,476	331
*	Bizim Toptan Satis Magazalari AS	152,937	302
	Adana Cimento Sanayii TAS Class A	146,658	246
	Konya Cimento Sanayii AS	4,231	233
*	Akenerji Elektrik Uretim AS	914,448	185
*,3	Asya Katilim Bankasi AS	6,317,442	—
			924,570
United Arab Emirates (0.8%)
	First Abu Dhabi Bank PJSC	44,637,621	150,464
	Emirates Telecommunications Group Co. PJSC	28,525,510	132,907
	Emaar Properties PJSC	58,110,429	91,332
	Abu Dhabi Commercial Bank PJSC	32,518,044	62,109
	DP World Ltd.	2,714,735	60,268
	Dubai Islamic Bank PJSC	20,652,247	30,910
	Aldar Properties PJSC	52,133,371	29,759
*	DAMAC Properties Dubai Co. PJSC	29,498,916	22,187
*	Emaar Malls PJSC	34,002,580	20,542
*	Emaar Development PJSC	13,133,211	19,778

74

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

					Market
					Value
				Shares	($000)
	Dana Gas PJSC			54,010,540	14,524
	Air Arabia PJSC			42,459,863	14,099
	Abu Dhabi National Oil Co. for Distribution PJSC			21,093,277	14,044
	Dubai Investments PJSC			27,174,582	14,021
	Al Waha Capital PJSC			18,842,839	9,199
	Amanat Holdings PJSC			24,407,888	9,024
	Dubai Financial Market PJSC			30,394,597	8,090
	Arabtec Holding PJSC			12,730,666	7,060
*	DXB Entertainments PJSC			52,501,015	5,502
*	Deyaar Development PJSC			34,487,159	4,399
*	Eshraq Properties Co. PJSC			21,838,704	4,219
*	Union Properties PJSC			18,806,545	4,123
	National Central Cooling Co. PJSC			8,318,553	3,967
	RAK Properties PJSC			20,584,860	3,696
*	Drake & Scull International PJSC			4,230,859	1,395
*	Amlak Finance PJSC			5,398,387	1,173

					738,791

Total Common Stocks (Cost $74,599,644)					91,247,164

Preferred Stocks (0.0%)
	Vedanta Ltd. Pfd., 7.500%, 10/28/18 (Cost $4,972)			32,051,576	4,823

		Coupon

Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
4,5	Vanguard Market Liquidity Fund	1.886%		15,753,592	1,575,359

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.461%	5/3/18	16,000	15,998
	United States Treasury Bill	1.370%	5/17/18	3,000	2,998
6	United States Treasury Bill	1.578%	6/7/18	8,000	7,987
6	United States Treasury Bill	1.801%	8/16/18	19,500	19,394
6	United States Treasury Bill	1.941%	9/27/18	5,800	5,754

					52,131

Total Temporary Cash Investments (Cost $1,627,447)					1,627,490

Total Investments (100.9%) (Cost $76,232,063)					92,879,477
Other Assets and Liabilities—Net (-0.9%)[5,7]					(804,476)

Net Assets (100%)					92,075,001

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $936,340,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $1,133,033,000, representing 1.2% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,018,732,000 of collateral received for securities on loan.
6 Securities with a value of $32,635,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $1,110,000 has been segregated as collateral for open over-the-counter swap contracts.

75

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2018

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

76

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5332 062018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: June 14, 2018
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 14, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number
33-32216, Incorporated by Reference.